EQ ADVISORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)



                                                                                  EQ/AGGRESSIVE
                                                                                      STOCK
                                                                                    PORTFOLIO
                                                                                -----------------
ASSETS:
Investments at value (Note 1) .................................................  $4,160,699,519
Cash* .........................................................................              --
Receivable for securities sold ................................................      26,250,501
Unrealized appreciation of forward foreign currency contracts (Note 1) ........              --
Short-term investments held as collateral for loaned securities ...............     434,143,957
Receivable from Separate Accounts for Trust shares sold .......................              --
Receivable for securities sold short ..........................................              --
Variation margin receivable on futures contracts ..............................              --
Receivable from investment manager ............................................              --
Dividends, interest and other receivables .....................................       4,835,197
Deferred organizational costs (Note 1) ........................................              --
Other assets (Note 3) .........................................................              --
                                                                                 --------------
  Total assets ................................................................   4,625,929,174
                                                                                 --------------
LIABILITIES:
Options written at value (Premiums received: Alliance Common Stock
 Portfolio--$235,328,633) (Note 1).............................................              --
Payable to custodian ..........................................................              --
Payable for securities purchased ..............................................      41,443,565
Unrealized depreciation of forward foreign currency contracts (Note 1) ........              --
Collateral held for loaned securities .........................................     434,143,957
Market value of swap agreements (Note 1) ......................................              --
Interest payable on swap agreements ...........................................              --
Variation margin payable on futures contracts (Note 1) ........................              --
Distribution fees payable .....................................................          55,646
Investment management/advisory fees payable ...................................       2,036,897
Trustees' fees payable ........................................................         164,560
Payable to Separate Accounts for Trust shares redeemed ........................              --
Overdraft payable .............................................................         842,117
Foreign Tax Payable ...........................................................              --
Accrued expenses (Note 1) .....................................................         206,402
                                                                                 --------------
  Total liabilities ...........................................................     478,893,144
                                                                                 --------------
NET ASSETS ....................................................................  $4,147,036,030
                                                                                 ==============
Investments at cost ...........................................................  $3,647,674,781
                                                                                 ==============
*Foreign Cash at cost .........................................................  $           --
                                                                                 ==============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ..............................................................  $3,751,924,065
 Accumulated undistributed (overdistributed) net investment income ............       2,688,186
 Accumulated undistributed net realized gain (loss) ...........................    (120,603,174)
 Unrealized appreciation (depreciation) on investments and foreign currency
  denominated assets and liabilities ..........................................     513,026,953
                                                                                 --------------
NET ASSETS ....................................................................  $4,147,036,030
                                                                                 ==============
CLASS IA SHARES:
Net Assets ....................................................................  $3,877,604,613
                                                                                 ==============
Shares outstanding (Unlimited amount authorized: no par value) ................     111,808,652
                                                                                 ==============
Net asset value, offering and redemption price per share (Note 1) .............  $        34.68
                                                                                 ==============
CLASS IB SHARES:
Net Assets ....................................................................  $  269,431,417
                                                                                 ==============
Shares outstanding (Unlimited amount authorized: no par value) ................       7,817,139
                                                                                 ==============
Net asset value, offering and redemption price per share (Note 1) .............  $        34.47
                                                                                 ==============



                                                                                                          ALLIANCE
                                                                                                           COMMON
                                                                                    EQ/BALANCED             STOCK
                                                                                     PORTFOLIO            PORTFOLIO
                                                                                ------------------- --------------------
ASSETS:
Investments at value (Note 1) .................................................   $ 2,132,267,125     $ 16,221,365,436
Cash* .........................................................................         2,356,643                   --
Receivable for securities sold ................................................        21,628,984          308,064,036
Unrealized appreciation of forward foreign currency contracts (Note 1) ........                --                   --
Short-term investments held as collateral for loaned securities ...............       646,741,299          816,453,023
Receivable from Separate Accounts for Trust shares sold .......................                --                   --
Receivable for securities sold short ..........................................                --                   --
Variation margin receivable on futures contracts ..............................                --                   --
Receivable from investment manager ............................................                --                   --
Dividends, interest and other receivables .....................................        16,340,445           17,823,999
Deferred organizational costs (Note 1) ........................................                --                   --
Other assets (Note 3) .........................................................                --              192,857
                                                                                  ---------------     ----------------
  Total assets ................................................................     2,819,334,496       17,363,899,351
                                                                                  ---------------     ----------------
LIABILITIES:
Options written at value (Premiums received: Alliance Common Stock
 Portfolio--$235,328,633) (Note 1).............................................                --          219,574,113
Payable to custodian ..........................................................                --                   --
Payable for securities purchased ..............................................        84,073,196          382,651,190
Unrealized depreciation of forward foreign currency contracts (Note 1) ........                --                   --
Collateral held for loaned securities .........................................       646,741,299          816,453,023
Market value of swap agreements (Note 1) ......................................                --                   --
Interest payable on swap agreements ...........................................                --                   --
Variation margin payable on futures contracts (Note 1) ........................           184,875                   --
Distribution fees payable .....................................................             4,751              806,099
Investment management/advisory fees payable ...................................           970,404            5,901,333
Trustees' fees payable ........................................................            81,363              354,475
Payable to Separate Accounts for Trust shares redeemed ........................                --                   --
Overdraft payable .............................................................                --            8,822,946
Foreign Tax Payable ...........................................................                --                   --
Accrued expenses (Note 1) .....................................................           105,637            1,209,988
                                                                                  ---------------     ----------------
  Total liabilities ...........................................................       732,161,525        1,435,773,167
                                                                                  ---------------     ----------------
NET ASSETS ....................................................................   $ 2,087,172,971     $ 15,928,126,184
                                                                                  ===============     ================
Investments at cost ...........................................................   $ 2,015,081,273     $ 13,682,371,226
                                                                                  ===============     ================
*Foreign Cash at cost .........................................................   $     9,352,773     $             --
                                                                                  ===============     ================
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ..............................................................   $ 1,716,996,496     $ 11,958,397,913
 Accumulated undistributed (overdistributed) net investment income ............        31,036,216           53,190,333
 Accumulated undistributed net realized gain (loss) ...........................       222,587,104        1,361,769,826
 Unrealized appreciation (depreciation) on investments and foreign currency
  denominated assets and liabilities ..........................................       116,553,155        2,554,768,112
                                                                                  ---------------     ----------------
NET ASSETS ....................................................................   $ 2,087,172,971     $ 15,928,126,184
                                                                                  ===============     ================
CLASS IA SHARES:
Net Assets ....................................................................   $ 2,062,431,500     $ 13,950,467,216
                                                                                  ===============     ================
Shares outstanding (Unlimited amount authorized: no par value) ................       108,115,760          573,499,740
                                                                                  ===============     ================
Net asset value, offering and redemption price per share (Note 1) .............   $         19.08     $          24.33
                                                                                  ===============     ================
CLASS IB SHARES:
Net Assets ....................................................................   $    24,741,471     $  1,977,658,968
                                                                                  ===============     ================
Shares outstanding (Unlimited amount authorized: no par value) ................         1,301,184           81,796,117
                                                                                  ===============     ================
Net asset value, offering and redemption price per share (Note 1) .............   $         19.01     $          24.18
                                                                                  ===============     ================

See Notes to Financial Statements.

      ALLIANCE            ALLIANCE                              ALLIANCE
    CONSERVATIVE           EQUITY            ALLIANCE          GROWTH AND
     INVESTORS             INDEX              GLOBAL             INCOME
     PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
------------------- ------------------- ----------------- -------------------
  $   537,805,148     $ 2,464,384,797    $2,095,512,204     $ 1,696,088,206
          348,457                  --                --          50,147,402
      146,335,349          18,800,000        13,606,593          60,885,550
               --                  --                --                  --
       87,152,006         121,710,399       200,952,894          41,201,800
               --                  --                --                  --
               --                  --                --                  --
               --             113,625                --                  --
               --                  --                --                  --
        3,338,985           2,132,107         1,311,410           3,550,534
               --                  --                --                  --
            5,741              20,699            22,513              17,680
  ---------------     ---------------    --------------     ---------------
      774,985,686       2,607,161,627     2,311,405,614       1,851,891,172
  ---------------     ---------------    --------------     ---------------

               --                  --                --                  --
               --               6,083            92,860                  --
      174,022,527          12,523,865         8,159,123         127,766,429
               --                  --                --                  --
       87,152,006         121,710,399       200,952,894          41,201,800
               --                  --                --                  --
               --                  --                --                  --
               --                  --                --                  --
           24,360              10,838            37,946              73,865
          246,081             481,369         1,230,161             796,303
           13,674               9,334            43,420              13,044
               --                  --                --                  --
               --           8,003,586         5,538,877                  --
               --                  --                --                  --
           24,951             290,490           223,532             166,662
  ---------------     ---------------    --------------     ---------------
      261,483,599         143,035,964       216,278,813         170,018,103
  ---------------     ---------------    --------------     ---------------
  $   513,502,087     $ 2,464,125,663    $2,095,126,801     $ 1,681,873,069
  ===============     ===============    ==============     ===============
  $   499,571,142     $ 1,696,570,678    $1,532,459,829     $ 1,518,384,689
  ===============     ===============    ==============     ===============
  $         8,301     $            --    $        4,661     $            --
  ===============     ===============    ==============     ===============
  $   462,140,945     $ 1,589,115,955    $1,491,824,771     $ 1,432,561,498
       10,244,393          10,671,445          (821,591)          5,326,868
        2,886,493          96,618,194        42,206,435          66,281,186

       38,230,256         767,720,069       561,917,186         177,703,517
  ---------------     ---------------    --------------     ---------------
  $   513,502,087     $ 2,464,125,663    $2,095,126,801     $ 1,681,873,069
  ===============     ===============    ==============     ===============
  $   393,086,533     $ 2,401,454,780    $1,908,767,557     $ 1,322,636,130
  ===============     ===============    ==============     ===============
       30,773,730          81,948,842        80,917,595          71,392,989
  ===============     ===============    ==============     ===============
  $         12.77     $         29.30    $        23.59     $         18.53
  ===============     ===============    ==============     ===============
  $   120,415,554     $    62,670,883    $  186,359,244     $   359,236,939
  ===============     ===============    ==============     ===============
        9,469,491           2,146,871         7,946,506          19,498,047
  ===============     ===============    ==============     ===============
  $         12.72     $         29.19    $        23.45     $         18.42
  ===============     ===============    ==============     ===============



                                                              ALLIANCE
      ALLIANCE            ALLIANCE                          INTERMEDIATE
    CONSERVATIVE           GROWTH            ALLIANCE        GOVERNMENT       ALLIANCE
     INVESTORS           INVESTORS          HIGH YIELD       SECURITIES     INTERNATIONAL
     PORTFOLIO           PORTFOLIO          PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------- ------------------- ----------------- --------------- ----------------
  $   537,805,148     $ 2,792,691,923    $   527,616,173   $ 250,309,105    $322,081,325
          348,457             964,445                 --         509,909       3,331,305
      146,335,349         295,900,421          9,034,928      17,401,180       2,312,039
               --                  --                 --              --              --
       87,152,006         340,521,920                 --      77,975,251      27,146,341
               --                  --                 --              --              --
               --                  --                 --              --              --
               --                  --                 --              --              --
               --                  --                 --              --              --
        3,338,985           9,348,605         17,634,250       1,659,342         563,393
               --                  --                 --              --              --
            5,741              31,090             23,605         135,449           2,921
  ---------------     ---------------    ---------------   -------------    ------------
      774,985,686       3,439,458,404        554,308,956     347,990,236     355,437,324
  ---------------     ---------------    ---------------   -------------    ------------

               --                  --                 --              --              --
               --              73,421              1,935              --         122,214
      174,022,527         328,253,309         15,729,402      66,609,403       5,848,647
               --                  --                 --              --              --
       87,152,006         340,521,920                 --      77,975,251      27,146,341
               --                  --                 --              --              --
               --                  --                 --              --              --
               --                  --                 --          15,375              --
           24,360              57,173             92,549          10,885           6,730
          246,081           1,280,140            257,518         189,948         230,597
           13,674              51,245             17,646           6,639           4,781
               --                  --                 --              --              --
               --                  --            145,447              --              --
               --                  --                 --              --              --
           24,951             302,898              2,030           5,702          24,286
  ---------------     ---------------    ---------------   -------------    ------------
      261,483,599         670,540,106         16,246,527     144,813,203      33,383,596
  ---------------     ---------------    ---------------   -------------    ------------
  $   513,502,087     $ 2,768,918,298    $   538,062,429   $ 203,177,033    $322,053,728
  ===============     ===============    ===============   =============    ============
  $   499,571,142     $ 2,328,211,048    $   607,738,662   $ 249,817,991    $277,818,801
  ===============     ===============    ===============   =============    ============
  $         8,301     $       408,854    $            --   $          --    $         --
  ===============     ===============    ===============   =============    ============
  $   462,140,945     $ 2,199,887,518    $   733,690,880   $ 212,420,475    $265,182,599
       10,244,393          24,400,483         25,083,032       5,591,293        (464,534)
        2,886,493          80,853,762       (140,776,654)    (15,237,048)     13,099,341

       38,230,256         463,776,535        (79,934,829)        402,313      44,236,322
  ---------------     ---------------    ---------------   -------------    ------------
  $   513,502,087     $ 2,768,918,298    $   538,062,429   $ 203,177,033    $322,053,728
  ===============     ===============    ===============   =============    ============
  $   393,086,533     $ 2,487,263,150    $   300,799,587   $ 145,671,016    $289,158,305
  ===============     ===============    ===============   =============    ============
       30,773,730         112,077,980         41,144,083      15,441,839      21,400,691
  ===============     ===============    ===============   =============    ============
  $         12.77     $         22.19    $          7.31   $        9.43    $      13.51
  ===============     ===============    ===============   =============    ============
  $   120,415,554     $   281,655,148    $   237,262,842   $  57,506,017    $ 32,895,423
  ===============     ===============    ===============   =============    ============
        9,469,491          12,743,930         32,630,588       6,121,748       2,446,038
  ===============     ===============    ===============   =============    ============
  $         12.72     $         22.10    $          7.27   $        9.39    $      13.45
  ===============     ===============    ===============   =============    ============

EQ ADVISORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)



                                                                                      ALLIANCE
                                                                                    MONEY MARKET
                                                                                     PORTFOLIO
                                                                                -------------------
ASSETS:
Investments at value (Note 1) .................................................   $ 1,409,921,762
Cash* .........................................................................       126,035,126
Receivable for securities sold ................................................       361,052,000
Unrealized appreciation of forward foreign currency contracts (Note 1) ........                --
Short-term investments held as collateral for loaned securities ...............                --
Receivable from Separate Accounts for Trust shares sold .......................                --
Receivable for securities sold short. .........................................                --
Variation margin receivable on futures contracts ..............................                --
Receivable from investment manager. ...........................................                --
Dividends, interest and other receivables .....................................         8,096,664
Deferred organizational costs (Note 1) ........................................                --
Other assets (Note 3) .........................................................            16,800
                                                                                  ---------------
  Total assets ................................................................     1,905,122,352
                                                                                  ---------------
LIABILITIES:
Options written at value (Premium received: Alliance Common Stock
 Portfolio--$235,828,633) (Note 1).............................................                --
Payable to custodian ..........................................................                --
Payable for securities purchased ..............................................       504,806,706
Unrealized depreciation of forward foreign currency contracts (Note 1) ........                --
Collateral held for loaned securities .........................................                --
Market value of swap agreements (Note 1) ......................................                --
Interest payable on swap agreements ...........................................                --
Variation margin payable on futures contracts (Note 1) ........................                --
Distribution fees payable .....................................................           197,786
Investment management/advisory fees payable ...................................           361,187
Trustees' fees payable ........................................................            37,533
Payable to Separate Accounts for Trust shares redeemed ........................                --
Overdraft payable .............................................................                --
Foreign Tax Payable ...........................................................                --
Accrued expenses (Note 1) .....................................................            79,377
                                                                                  ---------------
  Total liabilities ...........................................................       505,482,589
                                                                                  ---------------
NET ASSETS ....................................................................   $ 1,399,639,763
                                                                                  ===============
Investments at cost ...........................................................   $ 1,409,632,382
                                                                                  ===============
*Foreign Cash at cost .........................................................   $            --
                                                                                  ===============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ..............................................................   $ 1,360,369,958
 Accumulated undistributed (overdistributed) net investment income ............        38,849,119
 Accumulated undistributed net realized gain (loss) ...........................           131,306
 Unrealized appreciation (depreciation) on investments and foreign currency
  denominated assets and liabilities ..........................................           289,380
                                                                                  ---------------
NET ASSETS ....................................................................   $ 1,399,639,763
                                                                                  ===============
CLASS IA SHARES:
Net Assets ....................................................................   $   851,521,881
                                                                                  ===============
Shares outstanding (Unlimited amount authorized: no par value) ................        80,464,606
                                                                                  ===============
Net asset value, offering and redemption price per share (Note 1) .............   $         10.58
                                                                                  ===============
CLASS IB SHARES:
Net Assets ....................................................................   $   548,117,882
                                                                                  ===============
Shares outstanding (Unlimited amount authorized: no par value) ................        52,044,908
                                                                                  ===============
Net asset value, offering and redemption price per share (Note 1) .............   $         10.53
                                                                                  ===============



                                                                                   EQ/ALLIANCE
                                                                                     PREMIER          ALLIANCE
                                                                                      GROWTH        QUALITY BOND
                                                                                    PORTFOLIO        PORTFOLIO
                                                                                ----------------- ---------------
ASSETS:
Investments at value (Note 1) .................................................  $1,396,813,961    $ 462,653,099
Cash* .........................................................................              --               --
Receivable for securities sold ................................................      33,565,514       90,511,627
Unrealized appreciation of forward foreign currency contracts (Note 1) ........              --               --
Short-term investments held as collateral for loaned securities ...............     142,621,400      170,325,772
Receivable from Separate Accounts for Trust shares sold .......................              --               --
Receivable for securities sold short. .........................................              --               --
Variation margin receivable on futures contracts ..............................              --               --
Receivable from investment manager. ...........................................              --               --
Dividends, interest and other receivables .....................................         362,865        6,927,270
Deferred organizational costs (Note 1) ........................................              --               --
Other assets (Note 3) .........................................................           3,938            4,297
                                                                                 --------------    -------------
  Total assets ................................................................   1,573,367,678      730,422,065
                                                                                 --------------    -------------
LIABILITIES:
Options written at value (Premium received: Alliance Common Stock
 Portfolio--$235,828,633) (Note 1).............................................              --               --
Payable to custodian ..........................................................           6,892           17,625
Payable for securities purchased ..............................................      33,762,652       40,063,340
Unrealized depreciation of forward foreign currency contracts (Note 1) ........              --               --
Collateral held for loaned securities .........................................     142,621,400      170,325,772
Market value of swap agreements (Note 1) ......................................              --               --
Interest payable on swap agreements ...........................................              --               --
Variation margin payable on futures contracts (Note 1) ........................              --               --
Distribution fees payable .....................................................         256,352              748
Investment management/advisory fees payable ...................................         962,461          216,200
Trustees' fees payable ........................................................           2,044            6,772
Payable to Separate Accounts for Trust shares redeemed ........................              --               --
Overdraft payable .............................................................       2,469,863        1,694,319
Foreign Tax Payable ...........................................................              --               --
Accrued expenses (Note 1) .....................................................          95,813            1,431
                                                                                 --------------    -------------
  Total liabilities ...........................................................     180,177,477      212,326,207
                                                                                 --------------    -------------
NET ASSETS ....................................................................  $1,393,190,201    $ 518,095,858
                                                                                 ==============    =============
Investments at cost ...........................................................  $1,306,803,937    $ 461,726,022
                                                                                 ==============    =============
*Foreign Cash at cost .........................................................  $           --    $          --
                                                                                 ==============    =============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ..............................................................  $1,280,823,955    $ 523,510,460
 Accumulated undistributed (overdistributed) net investment income ............      (1,078,288)      15,635,605
 Accumulated undistributed net realized gain (loss) ...........................      23,434,510      (21,977,211)
 Unrealized appreciation (depreciation) on investments and foreign currency
  denominated assets and liabilities ..........................................      90,010,024          927,004
                                                                                 --------------    -------------
NET ASSETS ....................................................................  $1,393,190,201    $ 518,095,858
                                                                                 ==============    =============
CLASS IA SHARES:
Net Assets ....................................................................  $   50,434,389    $ 514,129,936
                                                                                 ==============    =============
Shares outstanding (Unlimited amount authorized: no par value) ................       4,105,583       54,625,244
                                                                                 ==============    =============
Net asset value, offering and redemption price per share (Note 1) .............  $        12.28    $        9.41
                                                                                 ==============    =============
CLASS IB SHARES:
Net Assets ....................................................................  $1,342,755,812    $   3,965,922
                                                                                 ==============    =============
Shares outstanding (Unlimited amount authorized: no par value) ................     109,499,881          422,296
                                                                                 ==============    =============
Net asset value, offering and redemption price per share (Note 1) .............  $        12.26    $        9.39
                                                                                 ==============    =============

See Notes to Financial Statements.

                                                          BT
     ALLIANCE                             BT        INTERNATIONAL
    SMALL CAP        EQ/ALLIANCE      EQUITY 500        EQUITY
      GROWTH         TECHNOLOGY         INDEX           INDEX
    PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------- ---------------- --------------- ---------------
 $  749,517,278     $ 78,616,362    $850,684,199    $118,886,500
             --        2,018,816         227,129       3,356,205
      7,156,917          233,614         441,156              --
             --               --              --         107,241
             --               --      18,375,460      10,105,976
             --               --              --              --
             --               --              --              --
             --               --          86,844          28,397
             --           10,666              --              --
        290,940           56,347         777,949         271,805
             --               --          15,671          15,672
         44,489               --          11,639          60,643
 --------------     ------------    ------------    ------------
    757,009,624       80,935,805     870,620,047     132,832,439
 --------------     ------------    ------------    ------------

             --               --              --              --
         17,676            1,542          20,878          18,114
      9,647,927          469,809         444,024              31
             --               --              --          64,537
             --               --      18,375,460      10,105,976
             --               --              --              --
             --               --              --              --
             --               --              --              --
         59,230           10,030         170,449          22,506
        407,755           47,267         246,206          58,118
             --               98           8,074           1,524
             --               --              --              --
          3,784               --              --              --
             --               --              --              --
             --            5,831         111,393              --
 --------------     ------------    ------------    ------------
     10,136,372          534,577      19,376,484      10,270,806
 --------------     ------------    ------------    ------------
 $  746,873,252     $ 80,401,228    $851,243,563    $122,561,633
 ==============     ============    ============    ============
 $  574,083,172     $ 78,248,015    $751,331,310    $104,226,382
 ==============     ============    ============    ============
 $           --     $         --    $         --    $  1,837,022
 ==============     ============    ============    ============
 $  515,935,036     $ 79,965,110    $749,843,304    $108,355,306
     (1,422,232)          22,430       2,541,150         535,396
     56,926,342           45,341        (356,957)       (867,176)

    175,434,106          368,347      99,216,066      14,538,107
 --------------     ------------    ------------    ------------
 $  746,873,252     $ 80,401,228    $851,243,563    $122,561,633
 ==============     ============    ============    ============
 $  433,834,668     $  8,283,256    $         --    $  5,043,772
 ==============     ============    ============    ============
     22,153,129          900,000              --         367,253
 ==============     ============    ============    ============
 $        19.58     $       9.20    $         --    $      13.73
 ==============     ============    ============    ============
 $  313,038,584     $ 72,117,972    $851,243,563    $117,517,861
 ==============     ============    ============    ============
     16,092,282        7,834,752      57,767,528       8,564,961
 ==============     ============    ============    ============
 $        19.45     $       9.20    $      14.74    $      13.72
 ==============     ============    ============    ============



                         BT
     ALLIANCE           SMALL         CALVERT         CAPITAL           CAPITAL
    SMALL CAP          COMPANY        SOCIALLY        GUARDIAN         GUARDIAN
      GROWTH            INDEX       RESPONSIBLE    INTERNATIONAL       RESEARCH
    PORTFOLIO         PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO
----------------- ---------------- ------------- ----------------- ----------------
 $  749,517,278     $ 78,695,914    $3,228,016     $ 104,070,182     $ 53,082,658
             --           10,100            --                --               --
      7,156,917          379,064            --         1,269,189               --
             --               --            --           145,670               --
             --        6,870,908            --         7,456,879        3,431,800
             --               --            --                --               --
             --               --            --                --               --
             --           47,569            --                --               --
             --               --         2,032                --               --
        290,940           90,063         1,970           204,205           46,381
             --           15,672            --                --               --
         44,489           59,116        17,665            96,212           88,391
 --------------     ------------    ----------     -------------     ------------
    757,009,624       86,168,406     3,249,683       113,242,337       56,649,230
 --------------     ------------    ----------     -------------     ------------

             --               --            --                --               --
         17,676           34,706        10,905                --            1,927
      9,647,927               --         5,470           476,440               --
             --               --            --            95,349               --
             --        6,870,908            --         7,456,879        3,431,800
             --               --            --                --               --
             --               --            --                --               --
             --               --            --                --               --
         59,230           22,383           628            20,385           11,113
        407,755            7,147            --           166,200           72,377
             --            1,221            57               492              422
             --            2,000            --                --               --
          3,784               --            --           846,684           10,384
             --               --            --                --               --
             --               --            --                --               --
 --------------     ------------    ----------     -------------     ------------
     10,136,372        6,938,365        17,060         9,062,429        3,528,023
 --------------     ------------    ----------     -------------     ------------
 $  746,873,252     $ 79,230,041    $3,232,623     $ 104,179,908     $ 53,121,207
 ==============     ============    ==========     =============     ============
 $  574,083,172     $ 73,645,025    $2,968,324     $  95,645,730     $ 48,760,319
 ==============     ============    ==========     =============     ============
 $           --     $         --    $       --     $          --     $         --
 ==============     ============    ==========     =============     ============
 $  515,935,036     $ 72,985,724    $2,978,521     $  94,482,990     $ 48,053,272
     (1,422,232)         192,135        (2,217)           91,125          109,725
     56,926,342        1,007,277        (3,373)        1,124,271          635,494

    175,434,106        5,044,905       259,692         8,481,522        4,322,716
 --------------     ------------    ----------     -------------     ------------
 $  746,873,252     $ 79,230,041    $3,232,623     $ 104,179,908     $ 53,121,207
 ==============     ============    ==========     =============     ============
 $  433,834,668     $         --    $       --     $          --     $         --
 ==============     ============    ==========     =============     ============
     22,153,129               --            --                --               --
 ==============     ============    ==========     =============     ============
 $        19.58     $         --    $       --     $          --     $         --
 ==============     ============    ==========     =============     ============
 $  313,038,584     $ 79,230,041    $3,232,623     $ 104,179,908     $ 53,121,207
 ==============     ============    ==========     =============     ============
     16,092,282        7,181,896       295,390         7,535,005        4,698,618
 ==============     ============    ==========     =============     ============
 $        19.45     $      11.03    $    10.94     $       13.83     $      11.31
 ==============     ============    ==========     =============     ============

EQ ADVISORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)



                                                                                     CAPITAL
                                                                                     GUARDIAN                      EQ/EVERGREEN
                                                                                   U.S. EQUITY     EQ/EVERGREEN     FOUNDATION
                                                                                    PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                                                ----------------- -------------- ---------------
ASSETS:
Investments at value (Note 1) .................................................   $ 110,398,887     $7,827,362     $14,694,595
Cash* .........................................................................              --             --          36,485
Receivable for securities sold ................................................              --        117,229          53,758
Unrealized appreciation of forward foreign currency contracts (Note 1) ........              --             --              --
Short-term investments held as collateral for loaned securities ...............       2,498,500         75,900       3,373,874
Receivable from Separate Accounts for Trust shares sold .......................              --             --              --
Receivable for securities sold short ..........................................              --             --              --
Variation margin receivable on futures contracts ..............................              --             --              --
Receivable from investment manager ............................................              --             --              --
Dividends, interest and other receivables .....................................         122,586          5,745          60,383
Deferred organizational costs (Note 1) ........................................              --             --              --
Other assets (Note 3) .........................................................          82,850         88,518          83,863
                                                                                  -------------     ----------     -----------
  Total assets ................................................................     113,102,823      8,114,754      18,302,958
                                                                                  -------------     ----------     -----------
LIABILITIES:
Options written at value (Premium received: Alliance Common Stock
 Portfolio--$235,328,633) (Note 1).............................................              --             --              --
Payable to custodian ..........................................................           4,199          2,664             156
Payable for securities purchased ..............................................         812,721         29,302          47,092
Unrealized depreciation of forward foreign currency contracts (Note 1) ........              --             --              --
Collateral held for loaned securities .........................................       2,498,500         75,900       3,373,874
Market value of swap agreements (Note 1) ......................................              --             --              --
Interest payable on swap agreements ...........................................              --             --              --
Variation margin payable on futures contracts (Note 1) ........................              --             --              --
Distribution fees payable .....................................................          22,099          1,376           2,726
Investment management/advisory fees payable ...................................         174,504             --           2,622
Trustees' fees payable ........................................................             705             52             144
Payable to Separate Accounts for Trust shares redeemed ........................              --             --              --
Overdraft payable .............................................................          23,381         52,243              --
Foreign Tax Payable ...........................................................              --             --              --
Accrued expenses (Note 1) .....................................................              --             --              --
                                                                                  -------------     ----------     -----------
  Total liabilities ...........................................................       3,536,109        161,537       3,426,614
                                                                                  -------------     ----------     -----------
NET ASSETS ....................................................................   $ 109,566,714     $7,953,217     $14,876,344
                                                                                  =============     ==========     ===========
Investments at cost ...........................................................   $ 106,311,794     $7,279,286     $13,868,686
                                                                                  =============     ==========     ===========
*Foreign Cash at cost .........................................................   $          --     $       --     $        --
                                                                                  =============     ==========     ===========
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ..............................................................   $ 104,324,579     $7,804,744     $14,497,157
 Accumulated undistributed (overdistributed) net investment income ............         288,982         10,348          94,316
 Accumulated undistributed net realized gain (loss) ...........................         866,060       (409,951)       (541,043)
 Unrealized appreciation (depreciation) on investments and foreign currency
  denominated assets and liabilities ..........................................       4,087,093        548,076         825,914
                                                                                  -------------     ----------     -----------
NET ASSETS ....................................................................   $ 109,566,714     $7,953,217     $14,876,344
                                                                                  =============     ==========     ===========
CLASS IA SHARES:
Net Assets ....................................................................   $          --     $       --     $        --
                                                                                  =============     ==========     ===========
Shares outstanding (Unlimited amount authorized: no par value) ................              --             --              --
                                                                                  =============     ==========     ===========
Net asset value, offering and redemption price per share (Note 1) .............   $          --     $       --     $        --
                                                                                  =============     ==========     ===========
CLASS IB SHARES:
Net Assets ....................................................................   $ 109,566,714     $7,953,217     $14,876,344
                                                                                  =============     ==========     ===========
Shares outstanding (Unlimited amount authorized: no par value) ................      10,360,155        744,807       1,412,767
                                                                                  =============     ==========     ===========
Net asset value, offering and redemption price per share (Note 1) .............   $       10.58     $    10.68     $     10.53
                                                                                  =============     ==========     ===========

See Notes to Financial Statements.

                       LAZARD          LAZARD          MERCURY
   J.P. MORGAN       LARGE CAP        SMALL CAP      BASIC VALUE
    CORE BOND          VALUE            VALUE           EQUITY
    PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------- --------------- ---------------- ---------------
 $  200,827,561    $156,923,315     $ 89,357,222    $338,462,803
             --              --               --              --
         26,158              --           65,906       1,645,066
             --              --               --              --
     33,035,881       8,162,686        6,897,204       6,662,200
             --              --               --              --
             --              --               --              --
         14,606              --               --              --
             --              --               --              --
      2,193,034         135,035           55,910         577,493
          5,548           5,548            5,548          11,544
         59,267          67,713           78,546          20,169
 --------------    ------------     ------------    ------------
    236,162,055     165,294,297       96,460,336     347,379,275
 --------------    ------------     ------------    ------------

             --              --               --              --
          6,858           4,102            3,916           5,914
     12,929,647       2,726,426          438,511       5,618,875
             --              --               --              --
     33,035,881       8,162,686        6,897,204       6,662,200
             --              --               --              --
             --              --               --              --
         12,931              --               --              --
         37,621          31,492           18,042          69,348
         76,385          99,561           54,210         181,931
          1,703           2,441            1,094           7,845
             --              --               --              --
      1,002,108           8,624            7,572          41,758
             --              --               --              --
             --              --               --              --
 --------------    ------------     ------------    ------------
     47,103,134      11,035,332        7,420,549      12,587,871
 --------------    ------------     ------------    ------------
 $  189,058,921    $154,258,965     $ 89,039,787    $334,791,404
 ==============    ============     ============    ============
 $  201,911,637    $154,921,614     $ 86,475,980    $346,702,877
 ==============    ============     ============    ============
 $           --    $         --     $         --    $         --
 ==============    ============     ============    ============
 $  191,433,146    $154,317,144     $ 85,922,727    $325,749,145
      5,105,245         661,453          153,433       2,565,651
     (6,548,992)     (2,721,333)          82,385      14,716,682

       (930,478)      2,001,701        2,881,242      (8,240,074)
 --------------    ------------     ------------    ------------
 $  189,058,921    $154,258,965     $ 89,039,787    $334,791,404
 ==============    ============     ============    ============
 $           --    $         --     $         --    $         --
 ==============    ============     ============    ============
             --              --               --              --
 ==============    ============     ============    ============
 $           --    $         --     $         --    $         --
 ==============    ============     ============    ============
 $  189,058,921    $154,258,965     $ 89,039,787    $334,791,404
 ==============    ============     ============    ============
     18,362,837      13,292,917        9,022,621      24,876,578
 ==============    ============     ============    ============
 $        10.30    $      11.60     $       9.87    $      13.46
 ==============    ============     ============    ============



                                          MFS              MFS
                       MERCURY          EMERGING          GROWTH
   J.P. MORGAN          WORLD            GROWTH            WITH            MFS
    CORE BOND         STRATEGY         COMPANIES          INCOME         RESEARCH
    PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------- ---------------- ----------------- --------------- ---------------
 $  200,827,561     $ 41,755,424    $2,478,275,071    $178,160,764    $854,530,993
             --           31,118           197,674              --              --
         26,158           41,328        37,439,833       1,088,249       7,109,568
             --           44,879             5,933              --              --
     33,035,881        5,180,637       186,017,188       3,213,756      52,274,820
             --               --                --              --              --
             --               --                --              --              --
         14,606               --                --              --              --
             --               --                --              --              --
      2,193,034          253,847           463,175         159,864         298,233
          5,548           11,544            11,544              --          11,544
         59,267           93,047            18,731          64,951          10,684
 --------------     ------------    --------------    ------------    ------------
    236,162,055       47,411,824     2,702,429,149     182,687,584     914,235,842
 --------------     ------------    --------------    ------------    ------------

             --               --                --              --              --
          6,858            5,756                --           7,507          19,037
     12,929,647          365,745        77,192,284         880,687       3,988,787
             --           61,716                --              --          61,211
     33,035,881        5,180,637       186,017,188       3,213,756      52,274,820
             --               --                --              --              --
             --               --                --              --              --
         12,931               --                --              --              --
         37,621            8,111           456,455          32,273         167,260
         76,385           20,630         1,579,597          85,367         445,245
          1,703            2,806            20,244           1,050          15,184
             --               --                --              --              --
      1,002,108               --                --          21,940         256,036
             --               --                --              --              --
             --               --           246,183              --          52,509
 --------------     ------------    --------------    ------------    ------------
     47,103,134        5,645,401       265,511,951       4,242,580      57,280,089
 --------------     ------------    --------------    ------------    ------------
 $  189,058,921     $ 41,766,423    $2,436,917,198    $178,445,004    $856,955,753
 ==============     ============    ==============    ============    ============
 $  201,911,637     $ 37,255,177    $2,061,887,842    $168,195,297    $729,276,344
 ==============     ============    ==============    ============    ============
 $           --     $     82,134    $        3,257    $         --    $         --
 ==============     ============    ==============    ============    ============
 $  191,433,146     $ 36,619,949    $1,837,945,426    $170,040,209    $671,736,820
      5,105,245           65,613          (251,609)        398,468      (1,279,727)
     (6,548,992)         604,795       182,844,124      (1,959,787)     61,248,358

       (930,478)       4,476,066       416,379,257       9,966,114     125,250,302
 --------------     ------------    --------------    ------------    ------------
 $  189,058,921     $ 41,766,423    $2,436,917,198    $178,445,004    $856,955,753
 ==============     ============    ==============    ============    ============
 $           --     $         --    $   85,617,272    $         --    $         --
 ==============     ============    ==============    ============    ============
             --               --         3,206,372              --              --
 ==============     ============    ==============    ============    ============
 $           --     $         --    $        26.70    $         --    $         --
 ==============     ============    ==============    ============    ============
 $  189,058,921     $ 41,766,423    $2,351,299,926    $178,445,004    $856,955,753
 ==============     ============    ==============    ============    ============
     18,362,837        3,316,011        88,455,071      16,346,830      48,424,174
 ==============     ============    ==============    ============    ============
 $        10.30     $      12.60    $        26.58    $      10.92    $      17.70
 ==============     ============    ==============    ============    ============

EQ ADVISORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)



                                                                                 MORGAN STANLEY
                                                                                    EMERGING                         EQ/PUTNAM
                                                                                    MARKETS         EQ/PUTNAM     GROWTH & INCOME
                                                                                     EQUITY         BALANCED           VALUE
                                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                                --------------- ---------------- ----------------
ASSETS:
Investments at value (Note 1) .................................................  $298,344,972     $ 97,348,724    $ 519,377,803
Cash* .........................................................................    11,170,819               --               --
Receivable for securities sold ................................................     2,462,097           57,861        4,479,028
Unrealized appreciation of forward foreign currency contracts (Note 1) ........            --               --               --
Short-term investments held as collateral for loaned securities ...............     1,448,750        2,807,660       22,880,300
Receivable from Separate Accounts for Trust shares sold .......................            --               --               --
Receivable for securities sold short ..........................................            --               --               --
Variation margin receivable on futures contracts ..............................            --               --               --
Receivable from investment manager ............................................            --               --               --
Dividends, interest and other receivables .....................................       590,320          567,295          701,684
Deferred organizational costs (Note 1) ........................................        13,460           11,544           11,544
Other assets (Note 3) .........................................................        39,323            1,868           10,356
                                                                                 ------------     ------------    -------------
  Total assets ................................................................   314,069,741      100,794,952      547,460,715
                                                                                 ------------     ------------    -------------
LIABILITIES:
Options written at value (Premium received: Alliance Common Stock
 Portfolio--$235,328,633) (Note 1).............................................            --               --               --
Payable to custodian ..........................................................        34,338            9,722            6,192
Payable for securities purchased ..............................................     2,119,008        1,351,893        2,343,637
Unrealized depreciation of forward foreign currency contracts (Note 1) ........            --               --               --
Collateral held for loaned securities .........................................     1,448,750        2,807,660       22,880,300
Market value of swap agreements (Note 1) ......................................            --               --               --
Interest payable on swap agreements ...........................................            --               --               --
Variation margin payable on futures contracts (Note 1) ........................            --               --               --
Distribution fees payable .....................................................        61,485           20,210          104,941
Investment management/advisory fees payable ...................................       269,147           38,317          294,414
Trustees' fees payable ........................................................         2,357            3,820           16,860
Payable to Separate Accounts for Trust shares redeemed ........................            --               --               --
Overdraft payable .............................................................            --           30,858           59,076
Foreign Tax Payable ...........................................................         1,672               --               --
Accrued expenses (Note 1) .....................................................            --            8,197            3,130
                                                                                 ------------     ------------    -------------
  Total liabilities ...........................................................     3,936,757        4,270,677       25,708,550
                                                                                 ------------     ------------    -------------
NET ASSETS ....................................................................  $310,132,984     $ 96,524,275    $ 521,752,165
                                                                                 ============     ============    =============
Investments at cost ...........................................................  $288,861,197     $ 99,823,561    $ 514,657,699
                                                                                 ============     ============    =============
*Foreign Cash at cost .........................................................  $         --     $         --    $          --
                                                                                 ============     ============    =============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ..............................................................  $282,357,651     $100,439,314    $ 557,860,604
 Accumulated undistributed (overdistributed) net investment income ............    (1,029,063)       1,573,509        2,788,938
 Accumulated undistributed net realized gain (loss) ...........................    19,328,740       (3,013,804)     (43,617,481)
 Unrealized appreciation (depreciation) on investments and foreign currency
  denominated assets and liabilities ..........................................     9,475,656       (2,474,744)       4,720,104
                                                                                 ------------     ------------    -------------
NET ASSETS ....................................................................  $310,132,984     $ 96,524,275    $ 521,752,165
                                                                                 ============     ============    =============
CLASS IA SHARES:
Net Assets ....................................................................  $         --     $         --    $          --
                                                                                 ============     ============    =============
Shares outstanding (Unlimited amount authorized: no par value) ................            --               --               --
                                                                                 ============     ============    =============
Net asset value, offering and redemption price per share (Note 1) .............  $         --     $         --    $          --
                                                                                 ============     ============    =============
CLASS IB SHARES:
Net Assets ....................................................................  $310,132,984     $ 96,524,275    $ 521,752,165
                                                                                 ============     ============    =============
Shares outstanding (Unlimited amount authorized: no par value) ................    30,093,332        8,506,137       45,968,445
                                                                                 ============     ============    =============
Net asset value, offering and redemption price per share (Note 1) .............  $      10.31     $      11.35    $       11.35
                                                                                 ============     ============    =============

See Notes to Financial Statements.

                                                                             WARBURG PINCUS
    EQ/PUTNAM          EQ/PUTNAM       T. ROWE PRICE      T. ROWE PRICE          SMALL
  INTERNATIONAL        INVESTORS           EQUITY         INTERNATIONAL         COMPANY
      EQUITY             GROWTH            INCOME             STOCK              VALUE
    PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
-----------------   ---------------   ---------------   -----------------   ---------------
 $  367,412,304      $435,133,484      $ 240,540,636      $ 229,820,962      $ 129,645,017
             --                --                 --         12,790,620                 --
     54,314,659         1,787,364            845,967          2,030,384          3,554,086
             --                --                 --                 --                 --
     27,180,862        19,434,500         17,368,618         19,025,498         10,513,200
             --                --                 --                 --                 --
             --                --                 --                 --                 --
             --                --                 --                 --                 --
             --                --                 --                 --                 --
        547,226           139,481            611,447            353,202            172,907
         11,544            11,544             11,544             11,544             11,544
         77,021             5,529              2,678              5,027             39,838
 --------------      ------------      -------------      -------------      -------------
    449,543,616       456,511,902        259,380,890        264,037,237        143,936,592
 --------------      ------------      -------------      -------------      -------------

             --                --                 --                 --                 --
             --            10,032              4,601             21,452             20,223
     37,320,134         3,973,130            136,225          1,021,903          2,906,205
          1,879                --                 --                 --                 --
     27,180,862        19,434,500         17,368,618         19,025,498         10,513,200
             --                --                 --                 --                 --
             --                --                 --                 --                 --
             --                --                 --                 --                 --
         70,214            85,346             62,681             48,016             23,991
        349,926           329,459            128,217            188,285             74,672
          8,336             9,761             10,736              1,796              9,107
             --                --                 --                 --                 --
     22,713,586            15,504            104,549                 --              7,830
             --                --                 --                 --                 --
             --            17,797             37,140             23,582              2,061
 --------------      ------------      -------------      -------------      -------------
     87,644,937        23,875,529         17,852,767         20,330,532         13,557,289
 --------------      ------------      -------------      -------------      -------------
 $  361,898,679      $432,636,373      $ 241,528,123      $ 243,706,705      $ 130,379,303
 ==============      ============      =============      =============      =============
 $  323,682,040      $349,493,844      $ 262,973,923      $ 190,605,798      $ 125,215,152
 ==============      ============      =============      =============      =============
 $           --      $         --      $          --      $   1,280,465      $          --
 ==============      ============      =============      =============      =============
 $  275,772,134      $343,015,239      $ 253,876,648      $ 199,572,938      $ 159,965,130
     (2,003,341)         (531,584)         2,649,939            238,069            806,500
     44,411,571         4,513,078          7,432,438          4,630,606        (34,822,192)

     43,718,315        85,639,640        (22,430,902)        39,265,092          4,429,865
 --------------      ------------      -------------      -------------      -------------
 $  361,898,679      $432,636,373      $ 241,528,123      $ 243,706,705      $ 130,379,303
 ==============      ============      =============      =============      =============
 $           --      $         --      $   5,243,065      $          --      $   2,760,928
 ==============      ============      =============      =============      =============
             --                --            445,365                 --            275,267
 ==============      ============      =============      =============      =============
 $           --      $         --      $       11.77      $          --      $       10.03
 ==============      ============      =============      =============      =============
 $  361,898,679      $432,636,373      $ 236,285,058      $ 243,706,705      $ 127,618,375
 ==============      ============      =============      =============      =============
     19,930,052        21,123,829         20,095,604         17,999,327         12,722,511
 ==============      ============      =============      =============      =============
 $        18.16      $      20.48      $       11.76      $       13.54      $       10.03
 ==============      ============      =============      =============      =============

EQ ADVISORS TRUST
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)




                                                                                                                ALLIANCE
                                                                    EQ/AGGRESSIVE                                COMMON
                                                                        STOCK            EQ/BALANCED             STOCK
                                                                      PORTFOLIO           PORTFOLIO            PORTFOLIO
                                                                  -----------------   -----------------   -------------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends+ ..................................................    $   11,134,240      $    3,287,231      $     64,165,359
  Interest ....................................................         4,762,583          34,154,128            24,011,950
  Securities lending--net .....................................                --                  --             2,448,697
                                                                   --------------      --------------      ----------------
   Total income ...............................................        15,896,823          37,441,359            90,626,006
                                                                   --------------      --------------      ----------------
 Expenses (Notes 1, 2, 3, 4, 5 and 7):
  Investment management fee ...................................        11,855,631           4,796,723            31,095,094
  Administrative fees .........................................           394,549             232,799             1,442,023
  Custodian fees ..............................................            22,446             141,074               373,510
  Distribution fees--Class IB .................................           312,512               8,748             2,259,511
  Printing and mailing expenses ...............................           300,111             147,681             1,060,775
  Professional fees ...........................................           100,285              37,623               296,294
  Interest expense on loans ...................................                --                  --                    --
  Trustees' fees ..............................................            25,785               8,483                75,411
  Amortization of deferred organizational expense .............                --                  --                    --
  Miscellaneous ...............................................            15,223              17,278                55,964
                                                                   --------------      --------------      ----------------
   Gross expenses .............................................        13,026,542           5,390,409            36,658,582
                                                                   --------------      --------------      ----------------
 Waivers and reimbursements: (Note 6)
  Waiver of investment management fee .........................                --                  --                    --
  Reimbursement from investment manager .......................                --                  --                    --
                                                                   --------------      --------------      ----------------
   Total waivers and reimbursements ...........................                --                  --                    --
                                                                   --------------      --------------      ----------------
  Net expenses ................................................        13,026,542           5,390,409            36,658,582
                                                                   --------------      --------------      ----------------
NET INVESTMENT INCOME (LOSS) ..................................         2,870,281          32,050,950            53,967,424
                                                                   --------------      --------------      ----------------
REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1):
 Realized Gain (Loss) on:
  Securities ..................................................      (101,294,312)        223,434,455           889,230,504
  Swap agreements .............................................                --                  --                    --
  Options written .............................................                --                  --           572,241,639
  Foreign currency transactions ...............................             5,925             826,688             1,169,754
  Short sales .................................................                --                  --                    --
  Futures contracts ...........................................                --                  --                    --
                                                                   --------------      --------------      ----------------
 Realized gain (loss)--net ....................................      (101,288,387)        224,261,143         1,462,641,897
                                                                   --------------      --------------      ----------------
 Change in Unrealized Appreciation (Depreciation) on:
  Securities ..................................................       (86,769,961)       (221,178,127)       (2,065,037,684)
  Swap agreements .............................................                --                  --                    --
  Options written .............................................                --                  --           176,806,686
  Foreign currency translations ...............................             2,215            (642,319)               39,749
  Short sales .................................................                --                  --                    --
  Futures contracts ...........................................                --                  --                    --
                                                                   --------------      --------------      ----------------
 Unrealized appreciation (depreciation)--net ..................       (86,767,746)       (221,820,446)       (1,888,191,249)
                                                                   --------------      --------------      ----------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ......................      (188,056,133)          2,440,697          (425,549,352)
                                                                   --------------      --------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........    $ (185,185,852)     $   34,491,647      $   (371,581,928)
                                                                   ==============      ==============      ================
*Foreign taxes withheld on dividends ..........................    $           --      $       10,371      $        550,620
                                                                   ==============      ==============      ================
*Foreign taxes withheld on interest ...........................    $           --      $           --      $             --
                                                                   ==============      ==============      ================
+From affiliated companies ....................................    $    1,752,809      $           --      $        935,790
                                                                   ==============      ==============      ================

---------
**    For the period from May 1, 2000 to June 30, 2000.


See Notes to Financial Statements.

   ALLIANCE                                         ALLIANCE
 CONSERVATIVE       ALLIANCE         ALLIANCE      GROWTH AND
   INVESTORS      EQUITY INDEX        GLOBAL         INCOME
   PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
-------------- ----------------- --------------- --------------
 $    613,721   $   13,730,233    $   6,997,596   $10,377,604
   11,092,789          798,071        1,743,093            --
      110,232          156,233          212,106        66,158
 ------------   --------------    -------------   -----------
   11,816,742       14,684,537        8,952,795    10,443,762
 ------------   --------------    -------------   -----------
    1,268,935        3,437,118        6,689,702     4,329,264
       74,675          240,118          219,347       158,568
       41,375           21,405          416,247        17,447
      126,182           50,706          190,476       387,305
       32,968          185,376          136,103       106,082
        9,102           46,626           34,985        26,864
           --               --               --            --
        2,031           11,348            8,474         6,461
           --               --               --            --
        1,662            8,870            6,619         4,314
 ------------   --------------    -------------   -----------
    1,556,930        4,001,567        7,701,953     5,036,305
 ------------   --------------    -------------   -----------
           --               --               --            --
           --               --               --            --
 ------------   --------------    -------------   -----------
           --               --               --            --
 ------------   --------------    -------------   -----------
    1,556,930        4,001,567        7,701,953     5,036,305
 ------------   --------------    -------------   -----------
   10,259,812       10,682,970        1,250,842     5,407,457
 ------------   --------------    -------------   -----------
    3,461,393       99,244,931       43,523,949    67,511,439
           --               --               --            --
           --               --           (4,700)           --
      (95,101)               3       (1,300,365)           --
           --               --               --            --
           --       (1,337,255)              --            --
 ------------   --------------    -------------   -----------
    3,366,292       97,907,679       42,218,884    67,511,439
 ------------   --------------    -------------   -----------
   (2,679,620)    (133,577,524)     (49,660,332)   18,218,900
           --               --               --            --
           --               --               --            --
       14,051               --           16,564            --
           --               --               --            --
           --         (316,325)              --            --
 ------------   --------------    -------------   -----------
   (2,665,569)    (133,893,849)     (49,643,768)   18,218,900
 ------------   --------------    -------------   -----------
      700,723      (35,986,170)      (7,424,884)   85,730,339
 ------------   --------------    -------------   -----------
 $ 10,960,535   $  (25,303,200)   $  (6,174,042)  $91,137,796
 ============   ==============    =============   ===========
 $     26,592   $        1,716    $     541,799   $        --
 ============   ==============    =============   ===========
 $         --   $           --    $          --   $        --
 ============   ==============    =============   ===========
 $         --   $           --    $          --   $        --
 ============   ==============    =============   ===========



                                                      ALLIANCE
   ALLIANCE         ALLIANCE                        INTERMEDIATE
 CONSERVATIVE        GROWTH          ALLIANCE        GOVERNMENT       ALLIANCE
   INVESTORS       INVESTORS        HIGH YIELD       SECURITIES     INTERNATIONAL
   PORTFOLIO       PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO
-------------- ----------------- ---------------- --------------- ----------------
 $    613,721   $    6,639,483    $          --    $          --   $   1,442,835
   11,092,789       25,457,124       30,501,906        6,169,712         685,776
      110,232          832,759               --           56,102          42,805
 ------------   --------------    -------------    -------------   -------------
   11,816,742       32,929,366       30,501,906        6,225,814       2,171,416
 ------------   --------------    -------------    -------------   -------------
    1,268,935        6,988,953        1,635,713          495,334       1,429,215
       74,675          287,037           63,697           33,182          68,457
       41,375          374,279           44,514           15,219         242,023
      126,182          299,453          289,095           63,149          32,965
       32,968          200,775           38,216           14,450          19,625
        9,102           75,423           10,652            4,416           5,494
           --               --               --               --              --
        2,031           12,257            7,453              857           1,246
           --               --               --               --              --
        1,662            7,469            2,340              619           4,418
 ------------   --------------    -------------    -------------   -------------
    1,556,930        8,245,646        2,091,680          627,226       1,803,443
 ------------   --------------    -------------    -------------   -------------
           --               --               --               --              --
           --               --               --               --              --
 ------------   --------------    -------------    -------------   -------------
           --               --               --               --              --
 ------------   --------------    -------------    -------------   -------------
    1,556,930        8,245,646        2,091,680          627,226       1,803,443
 ------------   --------------    -------------    -------------   -------------
   10,259,812       24,683,720       28,410,226        5,598,588         367,973
 ------------   --------------    -------------    -------------   -------------
    3,461,393       83,566,977      (36,642,046)      (3,459,575)     14,263,792
           --               --               --               --              --
           --               --               --               --              --
      (95,101)        (983,222)         689,787               --        (557,887)
           --               --               --               --              --
           --           (1,500)              --          118,187              --
 ------------   --------------    -------------    -------------   -------------
    3,366,292       82,582,255      (35,952,259)      (3,341,388)     13,705,905
 ------------   --------------    -------------    -------------   -------------
   (2,679,620)    (127,436,850)      (1,011,438)       3,238,460     (25,656,866)
           --               --               --               --              --
           --               --               --               --              --
       14,051          (17,435)          48,763          (13,279)        (26,758)
           --               --               --               --              --
           --               --               --          (75,522)             --
 ------------   --------------    -------------    -------------   -------------
   (2,665,569)    (127,454,285)        (962,675)       3,149,659     (25,683,624)
 ------------   --------------    -------------    -------------   -------------
      700,723      (44,872,030)     (36,914,934)        (191,729)    (11,977,719)
 ------------   --------------    -------------    -------------   -------------
 $ 10,960,535   $  (20,188,310)   $  (8,504,708)   $   5,406,859   $ (11,609,746)
 ============   ==============    =============    =============   =============
 $     26,592   $      310,230    $          --    $          --   $     176,747
 ============   ==============    =============    =============   =============
 $         --   $           --    $          --    $          --   $          --
 ============   ==============    =============    =============   =============
 $         --   $           --    $          --    $          --   $          --
 ============   ==============    =============    =============   =============

EQ ADVISORS TRUST
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)




                                                                                     EQ/ALLIANCE
                                                                     ALLIANCE          PREMIER          ALLIANCE
                                                                   MONEY MARKET        GROWTH         QUALITY BOND
                                                                     PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                  --------------   --------------   ----------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends+ ..................................................    $        --      $  3,778,787     $          --
  Interest ....................................................     42,130,256         1,000,123        16,873,269
  Securities lending--net .....................................             --           143,638           128,975
                                                                   -----------      ------------     -------------
   Total income ...............................................     42,130,256         4,922,548        17,002,244
                                                                   -----------      ------------     -------------
 Expenses (Notes 1, 2, 3, 4, 5 and 7):
  Investment management fee ...................................      2,304,461         4,713,478         1,247,906
  Administrative fees .........................................        135,030           112,023            37,127
  Custodian fees ..............................................         17,039            19,893            37,320
  Distribution fees--Class IB .................................        640,625         1,264,474             2,985
  Printing and mailing expenses ...............................        100,946            31,944            23,162
  Professional fees ...........................................         25,795             9,298             6,609
  Interest expense on loans ...................................             --                --                --
  Trustees' fees ..............................................          6,791             2,197             1,371
  Amortization of deferred organizational expense .............             --                --                --
  Miscellaneous ...............................................          4,866            45,566             1,307
                                                                   -----------      ------------     -------------
   Gross expenses .............................................      3,235,553         6,198,873         1,357,787
                                                                   -----------      ------------     -------------
 Waivers and reimbursements: (Note 6)
  Waiver of investment management fee .........................             --          (198,075)               --
  Reimbursement from investment manager .......................             --                --                --
                                                                   -----------      ------------     -------------
   Total waivers and reimbursements ...........................             --          (198,075)               --
                                                                   -----------      ------------     -------------
  Net expenses ................................................      3,235,553         6,000,798         1,357,787
                                                                   -----------      ------------     -------------
NET INVESTMENT INCOME (LOSS) ..................................     38,894,703        (1,078,250)       15,644,457
                                                                   -----------      ------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1):
 Realized Gain (Loss) on:
  Securities ..................................................        131,306        23,822,855       (11,577,209)
  Swap agreements .............................................             --                --                --
  Options written .............................................             --                --                --
  Foreign currency transactions ...............................             --                --                --
  Short sales .................................................             --                --                --
  Futures contracts ...........................................             --                --                --
                                                                   -----------      ------------     -------------
 Realized gain (loss)--net ....................................        131,306        23,822,855       (11,577,209)
                                                                   -----------      ------------     -------------
 Change in Unrealized Appreciation (Depreciation) on:
  Securities ..................................................         29,822        43,012,452        14,882,512
  Swap agreements .............................................             --                --                --
  Options written .............................................             --                --                --
  Foreign currency translations ...............................             --                --                --
  Short sales .................................................             --                --                --
  Futures contracts ...........................................             --                --                --
                                                                   -----------      ------------     -------------
 Unrealized appreciation (depreciation)--net ..................         29,822        43,012,452        14,882,512
                                                                   -----------      ------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ......................        161,128        66,835,307         3,305,303
                                                                   -----------      ------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........    $39,055,831      $ 65,757,057     $  18,949,760
                                                                   ===========      ============     =============
*Foreign taxes withheld on dividends ..........................    $        --      $         --     $          --
                                                                   ===========      ============     =============
*Foreign taxes withheld on interest ...........................    $        --      $         --     $          --
                                                                   ===========      ============     =============
+From affiliated companies ....................................    $        --      $         --     $          --
                                                                   ===========      ============     =============

---------
**    For the period from May 1, 2000 to June 30, 2000.


See Notes to Financial Statements.

                                                                     BT
    ALLIANCE                         BT               BT           SMALL        CALVERT        CAPITAL         CAPITAL
   SMALL CAP     EQ/ALLIANCE     EQUITY 500     INTERNATIONAL     COMPANY       SOCIALLY       GUARDIAN       GUARDIAN
     GROWTH       TECHNOLOGY        INDEX        EQUITY INDEX      INDEX      RESPONSIBLE   INTERNATIONAL     RESEARCH
   PORTFOLIO     PORTFOLIO**      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
--------------- ------------- ---------------- --------------- ------------- ------------- --------------- --------------
 $    236,769     $   3,787     $  4,259,899    $    917,949    $  378,681     $   8,018    $    592,345     $  265,417
    1,156,918        86,641          419,071         330,032        53,067         4,147         221,886         60,410
           --            --           20,178          15,523        27,782            --           5,952          4,093
 ------------     ---------     ------------    ------------    ----------     ---------    ------------     ----------
    1,393,687        90,428        4,699,148       1,263,504       459,530        12,165         820,183        329,920
 ------------     ---------     ------------    ------------    ----------     ---------    ------------     ----------
    2,371,132        55,608          946,842         195,608        89,192         8,936         329,482        150,511
       67,082         6,708           95,121          68,547        69,737        17,174          35,070         25,678
       58,081         1,542           24,780         120,512        67,391         3,514          42,216          9,351
      287,184        12,136          946,753         134,183        89,192         3,418         104,290         57,889
       16,617         1,946           42,913           6,185         3,121            --           3,249          2,147
       11,908           587           13,809           2,585         1,901           873           1,748          1,430
           --            --               --              --            --            --              --             --
          231           137            3,003             512           265            11             233            147
           --            --            3,135           3,135         3,135            --              --             --
        1,392            --           75,641          21,021            --            60              --             71
 ------------     ---------     ------------    ------------    ----------     ---------    ------------     ----------
    2,813,627        78,664        2,151,997         552,288       323,934        33,986         516,288        247,224
 ------------     ---------     ------------    ------------    ----------     ---------    ------------     ----------
           --       (10,666)              --              --       (57,279)       (8,936)        (16,032)       (27,048)
           --            --               --              --            --       (10,668)             --             --
 ------------     ---------     ------------    ------------    ----------     ---------    ------------     ----------
           --       (10,666)              --              --       (57,279)      (19,604)        (16,032)       (27,048)
 ------------     ---------     ------------    ------------    ----------     ---------    ------------     ----------
    2,813,627        67,998        2,151,997         552,288       266,655        14,382         500,256        220,176
 ------------     ---------     ------------    ------------    ----------     ---------    ------------     ----------
   (1,419,940)       22,430        2,547,151         711,216       192,875        (2,217)        319,927        109,744
 ------------     ---------     ------------    ------------    ----------     ---------    ------------     ----------
   68,722,539        45,341           86,523          56,872     1,668,824           951       1,439,460        672,113
           --            --               --              --            --            --              --             --
           --            --               --              --            --            --              --             --
           --            --               --        (598,213)           --            --        (214,838)            --
           --            --               --              --            --            --              --             --
           --            --         (321,436)       (306,195)       14,615            --              --             --
 ------------     ---------     ------------    ------------    ----------     ---------    ------------     ----------
   68,722,539        45,341         (234,913)       (847,536)    1,683,439           951       1,224,622        672,113
 ------------     ---------     ------------    ------------    ----------     ---------    ------------     ----------
   81,026,737       368,347       (3,487,193)     (5,385,408)     (859,089)      109,603      (2,746,569)     2,243,186
           --            --               --              --            --            --              --             --
           --            --               --              --            --            --              --             --
           --            --               --          36,784         2,200            --         163,926            377
           --            --               --              --            --            --              --             --
           --            --         (217,060)       (745,212)      (30,652)           --              --             --
 ------------     ---------     ------------    ------------    ----------     ---------    ------------     ----------
   81,026,737       368,347       (3,704,253)     (6,093,836)     (887,541)      109,603      (2,582,643)     2,243,563
 ------------     ---------     ------------    ------------    ----------     ---------    ------------     ----------
  149,749,276       413,688       (3,939,166)     (6,941,372)      795,898       110,554      (1,358,021)     2,915,676
 ------------     ---------     ------------    ------------    ----------     ---------    ------------     ----------
 $148,329,336     $ 436,118     $ (1,392,015)   $ (6,230,156)   $  988,773     $ 108,337    $ (1,038,094)    $3,025,420
 ============     =========     ============    ============    ==========     =========    ============     ==========
 $         --     $      --     $         --    $    125,531    $       --     $      --    $     75,340     $       --
 ============     =========     ============    ============    ==========     =========    ============     ==========
 $         --     $      --     $         --    $         --    $       --     $      --    $         --     $       --
 ============     =========     ============    ============    ==========     =========    ============     ==========
 $         --     $      --     $         --    $         --    $       --     $      --    $         --     $       --
 ============     =========     ============    ============    ==========     =========    ============     ==========

EQ ADVISORS TRUST
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)




                                                                     CAPITAL
                                                                     GUARDIAN                       EQ/EVERGREEN
                                                                   U.S. EQUITY     EQ/EVERGREEN      FOUNDATION
                                                                    PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                  -------------   --------------   -------------
Investment Income:
 Income* (Note 1):
  Dividends+ ..................................................    $  562,191       $   22,882      $   32,441
  Interest ....................................................       151,152           18,162         115,157
  Securities lending--net .....................................         3,780              227           1,677
                                                                   ----------       ----------      ----------
   Total income ...............................................       717,123           41,271         149,275
                                                                   ----------       ----------      ----------
 Expenses (Notes 1, 2, 3, 4, 5 and 7):
  Investment management fee ...................................       292,727           22,255          35,723
  Administrative fees .........................................        33,966           17,374          18,448
  Custodian fees ..............................................        12,015            8,973          11,177
  Distribution fees--Class IB .................................       112,587            7,831          14,446
  Printing and mailing expenses ...............................         3,651               --             561
  Professional fees ...........................................         2,030              456             992
  Interest expense on loans ...................................            --               --              --
  Trustees' fees ..............................................           293               21              38
  Amortization of deferred organizational expense .............            --               --              --
  Miscellaneous ...............................................           143               --              --
                                                                   ----------       ----------      ----------
   Gross expenses .............................................       457,412           56,910          81,385
                                                                   ----------       ----------      ----------
 Waivers and reimbursements: (Note 6)
  Waiver of investment management fee .........................       (29,294)         (22,255)        (26,511)
  Reimbursement from investment manager .......................            --           (3,779)             --
                                                                   ----------       ----------      ----------
   Total waivers and reimbursements ...........................       (29,294)         (26,034)        (26,511)
                                                                   ----------       ----------      ----------
  Net expenses ................................................       428,118           30,876          54,874
                                                                   ----------       ----------      ----------
NET INVESTMENT INCOME (LOSS) ..................................       289,005           10,395          94,401
                                                                   ----------       ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1):
 Realized Gain (Loss) on:
  Securities ..................................................       958,418         (194,625)       (267,789)
  Swap agreements .............................................            --               --              --
  Options written .............................................            --               --              --
  Foreign currency transactions ...............................            --               --              --
  Short sales .................................................            --               --              --
  Futures contracts ...........................................            --               --              --
                                                                   ----------       ----------      ----------
 Realized gain (loss)--net ....................................       958,418         (194,625)       (267,789)
                                                                   ----------       ----------      ----------
 Change in Unrealized Appreciation (Depreciation) on:
  Securities ..................................................     1,611,240           48,317         130,398
  Swap agreements .............................................            --               --              --
  Options written .............................................            --               --              --
  Foreign currency translations ...............................            --               --              --
  Short sales .................................................            --               --              --
  Futures contracts ...........................................            --               --              --
                                                                   ----------       ----------      ----------
 Unrealized appreciation (depreciation)--net ..................     1,611,240           48,317         130,398
                                                                   ----------       ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ......................     2,569,658         (146,308)       (137,391)
                                                                   ----------       ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........    $2,858,663       $ (135,913)     $  (42,990)
                                                                   ==========       ==========      ==========
*Foreign taxes withheld on dividends ..........................    $       --       $       --      $       --
                                                                   ==========       ==========      ==========
*Foreign taxes withheld on interest. ..........................    $       --       $       --      $       --
                                                                   ==========       ==========      ==========
+From affiliated companies ....................................    $       --       $       --      $       --
                                                                   ==========       ==========      ==========

---------
**    For the period from May 1, 2000 to June 30, 2000.


See Notes to Financial Statements.

                     LAZARD         LAZARD         MERCURY         MERCURY            MFS             MFS
  J.P. MORGAN      LARGE CAP      SMALL CAP      BASIC VALUE        WORLD       EMERGING GROWTH   GROWTH WITH         MFS
   CORE BOND         VALUE          VALUE          EQUITY          STRATEGY        COMPANIES         INCOME        RESEARCH
   PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------- --------------- ------------- ---------------- --------------- ----------------- ------------- ----------------
 $         --    $  1,160,290    $  484,437    $   3,193,323    $    192,467    $    1,428,292    $  759,488    $   2,416,945
    5,748,469         162,616       121,295          725,712         255,087         7,686,560       280,902          923,967
       38,385          14,910         6,115           48,602           5,557           399,003         4,833          103,296
 ------------    ------------    ----------    -------------    ------------    --------------    ----------    -------------
    5,786,854       1,337,816       611,847        3,967,637         453,111         9,513,855     1,045,223        3,444,208
 ------------    ------------    ----------    -------------    ------------    --------------    ----------    -------------
      383,229         390,970       315,104          898,229         134,252         6,216,521       405,784        2,217,136
       53,021          46,998        34,925           45,932          30,991           212,764        45,134           86,906
       15,251           7,396        12,847           11,962          16,044            52,099        32,938           53,708
      212,905         177,619       100,762          395,244          47,947         2,615,506       178,060          946,461
           --           8,377         3,949           18,851           2,243           107,818         7,463           43,019
        3,623           3,210         2,128            6,143           1,471            31,266         2,850           12,979
           --              --            --               --              --                --         1,174               --
          699             589           320            1,500             244             7,650           516            3,204
        3,135           3,135         3,135            3,135           3,135             3,135            --            3,135
        9,405          37,308            --           20,321              --           428,356           238           44,832
 ------------    ------------    ----------    -------------    ------------    --------------    ----------    -------------
      681,268         675,602       473,170        1,401,317         236,327         9,675,115       674,157        3,411,380
 ------------    ------------    ----------    -------------    ------------    --------------    ----------    -------------
           --              --        (5,247)              --          (6,407)               --       (32,818)         (58,584)
           --              --            --               --              --                --            --               --
 ------------    ------------    ----------    -------------    ------------    --------------    ----------    -------------
           --              --        (5,247)              --          (6,407)               --       (32,818)         (58,584)
 ------------    ------------    ----------    -------------    ------------    --------------    ----------    -------------
      681,268         675,602       467,923        1,401,317         229,920         9,675,115       641,339        3,352,796
 ------------    ------------    ----------    -------------    ------------    --------------    ----------    -------------
    5,105,586         662,214       143,924        2,566,320         223,191          (161,260)      403,884           91,412
 ------------    ------------    ----------    -------------    ------------    --------------    ----------    -------------
   (2,333,828)     (2,005,431)      788,907       14,768,465         857,216       188,445,289       (57,981)      62,613,226
           --              --            --               --              --                --            --               --
           --              --            --               --              --                --            --               --
           --              --            --               --        (235,429)         (138,531)      (23,388)         (45,118)
           --              --            --               --              --                --            --               --
      441,694              --            --               --              --                --            --               --
 ------------    ------------    ----------    -------------    ------------    --------------    ----------    -------------
   (1,892,134)     (2,005,431)      788,907       14,768,465         621,787       188,306,758       (81,369)      62,568,108
 ------------    ------------    ----------    -------------    ------------    --------------    ----------    -------------
    3,366,436      (4,127,787)    3,676,565      (16,497,001)     (1,563,427)     (255,622,770)    2,421,924      (16,988,633)
           --              --            --               --              --                --            --               --
           --              --            --               --              --                --            --               --
      (32,504)             --            --               --         (21,519)           (8,785)          518              802
           --              --            --               --              --                --            --               --
      (56,188)             --            --               --              --                --            --               --
 ------------    ------------    ----------    -------------    ------------    --------------    ----------    -------------
    3,277,744      (4,127,787)    3,676,565      (16,497,001)     (1,584,946)     (255,631,555)    2,422,442      (16,987,831)
 ------------    ------------    ----------    -------------    ------------    --------------    ----------    -------------
    1,385,610      (6,133,218)    4,465,472       (1,728,536)       (963,159)      (67,324,797)    2,341,073       45,580,277
 ------------    ------------    ----------    -------------    ------------    --------------    ----------    -------------
 $  6,491,196    $ (5,471,004)   $4,609,396    $     837,784    $   (739,968)   $  (67,486,057)   $2,744,957    $  45,671,689
 ============    ============    ==========    =============    ============    ==============    ==========    =============
 $         --    $         --    $       --    $          --    $     18,565    $       38,058    $    5,338    $      24,197
 ============    ============    ==========    =============    ============    ==============    ==========    =============
 $         --    $         --    $       --    $          --    $         74    $           --    $       --    $          --
 ============    ============    ==========    =============    ============    ==============    ==========    =============
 $         --    $         --    $       --    $          --    $         --    $           --    $       --    $          --
 ============    ============    ==========    =============    ============    ==============    ==========    =============

EQ ADVISORS TRUST
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)



                                                                    MORGAN STANLEY
                                                                       EMERGING                             EQ/PUTNAM
                                                                       MARKETS           EQ/PUTNAM       GROWTH & INCOME
                                                                        EQUITY            BALANCED            VALUE
                                                                      PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                  -----------------   ---------------   ----------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends+ ..................................................     $   1,269,471      $    725,274      $   4,539,331
  Interest ....................................................           201,582         1,278,025            494,404
  Securities lending--net .....................................             5,033             5,078             12,315
                                                                    -------------      ------------      -------------
   Total income ...............................................         1,476,086         2,008,377          5,046,050
                                                                    -------------      ------------      -------------
 Expenses (Notes 1, 2, 3, 4, 5 and 7):
  Investment management fee ...................................         1,611,430           275,218          1,447,267
  Administrative fees .........................................            48,981            30,800             63,764
  Custodian fees ..............................................           481,512            31,219             19,143
  Distribution fees--Class IB .................................           350,311           121,412            638,147
  Printing and mailing expenses ...............................            12,055             6,471             33,928
  Professional fees ...........................................             5,797             2,703             10,548
  Interest expense on loans ...................................                --                --                 --
  Trustees' fees ..............................................               834               517              2,631
  Amortization of deferred organizational expense .............             3,135             3,135              3,135
  Miscellaneous ...............................................             2,564               512             37,062
                                                                    -------------      ------------      -------------
   Gross expenses .............................................         2,516,619           471,987          2,255,625
                                                                    -------------      ------------      -------------
 Waivers and reimbursements: (Note 6)
  Waiver of investment management fee .........................           (71,898)          (37,562)                --
  Reimbursement from investment manager .......................                --                --                 --
                                                                    -------------      ------------      -------------
   Total waivers and reimbursements ...........................           (71,898)          (37,562)                --
                                                                    -------------      ------------      -------------
  Net expenses ................................................         2,444,721           434,425          2,255,625
                                                                    -------------      ------------      -------------
NET INVESTMENT INCOME (LOSS) ..................................          (968,635)        1,573,952          2,790,425
                                                                    -------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1):
 Realized Gain (Loss) on:
  Securities ..................................................        21,599,488        (2,016,532)       (37,929,165)
  Swap agreements .............................................                --                --                 --
  Options written .............................................                --                --                 --
  Foreign currency transactions ...............................          (421,329)               --                 --
  Short sales. ................................................                --            (2,678)                --
  Futures contracts ...........................................                --                --                 --
                                                                    -------------      ------------      -------------
 Realized gain (loss)--net ....................................        21,178,159        (2,019,210)       (37,929,165)
                                                                    -------------      ------------      -------------
 Change in Unrealized Appreciation (Depreciation) on:
  Securities ..................................................       (42,782,390)         (699,116)        24,696,178
  Swap agreements .............................................                --                --                 --
  Options written .............................................                --                --                 --
  Foreign currency translations ...............................            56,090                --                 --
  Short sales. ................................................                --                --                 --
  Futures contracts ...........................................                --                --                 --
                                                                    -------------      ------------      -------------
 Unrealized appreciation (depreciation)--net ..................       (42,726,300)         (699,116)        24,696,178
                                                                    -------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ......................       (21,548,141)       (2,718,326)       (13,232,987)
                                                                    -------------      ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........     $ (22,516,776)     $ (1,144,374)     $ (10,442,562)
                                                                    =============      ============      =============
*Foreign taxes withheld on dividends. .........................     $      58,202      $         --      $          --
                                                                    =============      ============      =============
*Foreign taxes withheld on interest. ..........................     $          --      $         --      $          --
                                                                    =============      ============      =============
+From affiliated companies ....................................     $          --      $         --      $          --
                                                                    =============      ============      =============

---------
**    For the period from May 1, 2000 to June 30, 2000.


See Notes to Financial Statements.

   EQ/PUTNAM          EQ/PUTNAM                          T. ROWE PRICE       WARBURG PINCUS
 INTERNATIONAL        INVESTORS       T. ROWE PRICE      INTERNATIONAL       SMALL COMPANY
     EQUITY            GROWTH         EQUITY INCOME          STOCK               VALUE
   PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO           PORTFOLIO
---------------   ----------------   ---------------   -----------------   -----------------
 $   4,934,849     $   1,015,890      $   3,366,929      $   1,505,402       $   1,241,510
       565,770           327,194            287,927            244,527             251,316
        56,203            22,312             16,376             15,834               6,039
 -------------     -------------      -------------      -------------       -------------
     5,556,822         1,365,396          3,671,232          1,765,763           1,498,865
 -------------     -------------      -------------      -------------       -------------
     1,244,442         1,166,384            701,170            906,869             437,220
        62,620            71,158             42,854             57,644              25,206
       172,308            25,078             15,325            101,987              17,254
       413,990           498,955            304,783            289,084             165,040
        18,657            23,996             24,013             13,412               9,426
         6,230             7,685              5,794              4,658               3,545
            --                --                 --                 --                  --
         1,240             2,318              1,268                985                 720
         3,135             3,135              3,135              3,135               3,135
        89,079            96,731             19,022             25,225              28,889
 -------------     -------------      -------------      -------------       -------------
     2,011,701         1,895,440          1,117,364          1,402,999             690,435
 -------------     -------------      -------------      -------------       -------------
            --                --            (28,523)                --                  --
            --                --                 --                 --                  --
 -------------     -------------      -------------      -------------       -------------
            --                --            (28,523)                --                  --
 -------------     -------------      -------------      -------------       -------------
     2,011,701         1,895,440          1,088,841          1,402,999             690,435
 -------------     -------------      -------------      -------------       -------------
     3,545,121          (530,044)         2,582,391            362,764             808,430
 -------------     -------------      -------------      -------------       -------------
    44,780,615         4,688,568          7,689,929          5,716,116          (6,834,547)
            --                --                 --                 --                  --
            --                --                 --                 --                  --
       (54,838)               --             (1,943)          (321,975)                 --
            --                --                 --                 --                  --
            --                --                 --                 --                  --
 -------------     -------------      -------------      -------------       -------------
    44,725,777         4,688,568          7,687,986          5,394,141          (6,834,547)
 -------------     -------------      -------------      -------------       -------------
   (47,414,910)      (12,654,149)       (19,421,939)       (16,192,486)         (4,458,346)
            --                --                 --                 --                  --
            --                --                 --                 --                  --
        (9,126)               --              2,311             42,642                  --
            --                --                 --                 --                  --
            --                --                 --                 --                  --
 -------------     -------------      -------------      -------------       -------------
   (47,424,036)      (12,654,149)       (19,419,628)       (16,149,844)         (4,458,346)
 -------------     -------------      -------------      -------------       -------------
    (2,698,259)       (7,965,581)       (11,731,642)       (10,755,703)        (11,292,893)
 -------------     -------------      -------------      -------------       -------------
 $     846,862     $  (8,495,625)     $  (9,149,251)     $ (10,392,939)      $ (10,484,463)
 =============     =============      =============      =============       =============
 $     300,327     $          --      $       4,120      $     186,731       $          --
 =============     =============      =============      =============       =============
 $          --     $          --      $          --      $          --       $          --
 =============     =============      =============      =============       =============
 $          --     $          --      $          --      $          --       $          --
 =============     =============      =============      =============       =============

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                                           EQ/AGGRESSIVE STOCK PORTFOLIO
                                                                       --------------------------------------
                                                                           SIX MONTHS
                                                                              ENDED
                                                                          JUNE 30, 2000        YEAR ENDED
                                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                                       ------------------ -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................   $    2,870,281    $      13,437,482
 Realized gain (loss)--net ...........................................     (101,288,387)         457,973,529
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............      (86,767,746)         272,418,799
                                                                         --------------    -----------------
 Net increase (decrease) in net assets from operations ...............     (185,185,852)         743,829,810
                                                                         --------------    -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................               --          (13,170,303)
  Dividends in excess of net investment income .......................               --                   --
  Distributions from realized gains ..................................     (189,806,302)        (256,788,478)
  Return of capital distributions ....................................               --                   --
                                                                         --------------    -----------------
 Total Class IA dividends and distributions ..........................     (189,806,302)        (269,958,781)
                                                                         --------------    -----------------
 Class IB:
  Dividends from net investment income ...............................               --             (271,664)
  Dividends in excess of net investment income .......................               --                   --
  Distributions from realized gains ..................................      (13,500,243)         (14,096,388)
  Return of capital distributions ....................................               --                   --
                                                                         --------------    -----------------
 Total Class IB dividends and distributions ..........................      (13,500,243)         (14,368,052)
                                                                         --------------    -----------------
 Decrease in net assets from dividends and distributions .............     (203,306,545)        (284,326,833)
                                                                         --------------    -----------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................      294,118,985          708,009,226
  Shares issued in reinvestment of dividends and distributions .......      189,806,302          269,958,781
  Shares redeemed ....................................................     (609,253,222)      (1,395,167,138)
                                                                         --------------    -----------------
 Total Class IA transactions .........................................     (125,327,935)        (417,199,131)
                                                                         --------------    -----------------
 Class IB:
  Shares sold ........................................................      346,004,579          180,597,567
  Shares issued in reinvestment of dividends and distributions .......       13,500,243           14,368,052
  Shares redeemed ....................................................     (300,791,252)        (135,815,708)
                                                                         --------------    -----------------
 Total Class IB transactions .........................................       58,713,570           59,149,911
                                                                         --------------    -----------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................      (66,614,365)        (358,049,220)
                                                                         --------------    -----------------
INCREASE (DECREASE) IN NET ASSETS ....................................     (455,106,762)         101,453,757
NET ASSETS, BEGINNING OF PERIOD ......................................    4,602,142,792        4,500,689,035
                                                                         --------------    -----------------
NET ASSETS, END OF PERIOD ............................................   $4,147,036,030    $   4,602,142,792
                                                                         ==============    =================
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................   $    2,688,186    $        (182,095)
                                                                         ==============    =================
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................        8,070,965           19,861,102
  Shares issued in reinvestment of dividends and distributions .......        5,483,685            7,335,998
  Shares redeemed ....................................................      (16,692,669)         (39,547,878)
                                                                         --------------    -----------------
 Total Class IA transactions .........................................       (3,138,019)         (12,350,778)
                                                                         ==============    =================
 Class IB:
  Shares sold ........................................................        9,612,324            5,021,046
  Shares issued in reinvestment of dividends and distributions .......          392,436              392,149
  Shares redeemed ....................................................       (8,354,089)          (3,767,820)
                                                                         --------------    -----------------
 Total Class IB transactions .........................................        1,650,671            1,645,375
                                                                         ==============    =================



                                                                               EQ/BALANCED PORTFOLIO
                                                                       -------------------------------------
                                                                           SIX MONTHS
                                                                              ENDED
                                                                          JUNE 30, 2000       YEAR ENDED
                                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                                       ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................   $   32,050,950     $   53,439,890
 Realized gain (loss)--net ...........................................      224,261,143        223,526,100
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............     (221,820,446)        55,310,810
                                                                         --------------     --------------
 Net increase (decrease) in net assets from operations ...............       34,491,647        332,276,800
                                                                         --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................       (1,283,783)       (55,824,700)
  Dividends in excess of net investment income .......................               --                 --
  Distributions from realized gains ..................................      (43,754,727)      (196,695,608)
  Return of capital distributions ....................................               --                 --
                                                                         --------------     --------------
 Total Class IA dividends and distributions ..........................      (45,038,510)      (252,520,308)
                                                                         --------------     --------------
 Class IB:
  Dividends from net investment income ...............................          (14,579)          (261,879)
  Dividends in excess of net investment income .......................               --                 --
  Distributions from realized gains ..................................         (496,888)          (954,216)
  Return of capital distributions ....................................               --                 --
                                                                         --------------     --------------
 Total Class IB dividends and distributions ..........................         (511,467)        (1,216,095)
                                                                         --------------     --------------
 Decrease in net assets from dividends and distributions .............      (45,549,977)      (253,736,403)
                                                                         --------------     --------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................       24,730,170         63,089,639
  Shares issued in reinvestment of dividends and distributions .......       45,038,510        252,520,308
  Shares redeemed ....................................................     (122,744,158)      (204,349,216)
                                                                         --------------     --------------
 Total Class IA transactions .........................................      (52,975,478)       111,260,731
                                                                         --------------     --------------
 Class IB:
  Shares sold ........................................................       14,877,139         11,131,132
  Shares issued in reinvestment of dividends and distributions .......          511,467          1,216,095
  Shares redeemed ....................................................       (1,195,685)        (1,574,158)
                                                                         --------------     --------------
 Total Class IB transactions .........................................       14,192,921         10,773,069
                                                                         --------------     --------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................      (38,782,557)       122,033,800
                                                                         --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ....................................      (49,840,887)       200,574,197
NET ASSETS, BEGINNING OF PERIOD ......................................    2,137,013,858      1,936,439,661
                                                                         --------------     --------------
NET ASSETS, END OF PERIOD ............................................   $2,087,172,971     $2,137,013,858
                                                                         ==============     ==============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................   $   31,036,216     $      283,628
                                                                         ==============     ==============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................        1,280,967          3,261,822
  Shares issued in reinvestment of dividends and distributions .......        2,363,477         13,389,604
  Shares redeemed ....................................................       (6,365,703)       (10,449,503)
                                                                         --------------     --------------
 Total Class IA transactions .........................................       (2,721,259)         6,201,923
                                                                         ==============     ==============
 Class IB:
  Shares sold ........................................................          777,509            575,349
  Shares issued in reinvestment of dividends and distributions .......           26,925             64,639
  Shares redeemed ....................................................          (62,083)           (81,722)
                                                                         --------------     --------------
 Total Class IB transactions .........................................          742,351            558,266
                                                                         ==============     ==============

---------
*     Commencement of Operations





See Notes to Financial Statements.

               ALLIANCE                               ALLIANCE
        COMMON STOCK PORTFOLIO            CONSERVATIVE INVESTORS PORTFOLIO
--------------------------------------- ------------------------------------
     SIX MONTHS                            SIX MONTHS
       ENDED                                  ENDED
   JUNE 30, 2000         YEAR ENDED       JUNE 30, 2000       YEAR ENDED
    (UNAUDITED)      DECEMBER 31, 1999     (UNAUDITED)    DECEMBER 31, 1999
------------------- ------------------- ---------------- -------------------
 $     53,967,424    $     91,069,420    $  10,259,812      $  15,867,464
    1,462,641,897       2,936,775,694        3,366,292         19,264,300

   (1,888,191,249)        286,919,858       (2,665,569)         7,251,542
 ----------------    ----------------    -------------      -------------
     (371,581,928)      3,314,764,972       10,960,535         42,383,306
 ----------------    ----------------    -------------      -------------
       (5,293,863)        (80,106,579)              --        (12,999,537)
               --                  --               --                 --
     (684,054,382)     (1,979,105,937)      (1,818,144)       (16,328,304)
               --                  --               --                 --
 ----------------    ----------------    -------------      -------------
     (689,348,245)     (2,059,212,516)      (1,818,144)       (29,327,841)
 ----------------    ----------------    -------------      -------------
         (748,668)         (7,239,712)              --         (2,568,309)
               --                  --               --                 --
      (96,740,269)       (215,594,702)        (556,566)        (3,241,687)
               --                  --               --                 --
 ----------------    ----------------    -------------      -------------
      (97,488,937)       (222,834,414)        (556,566)        (5,809,996)
 ----------------    ----------------    -------------      -------------
     (786,837,182)     (2,282,046,930)      (2,374,710)       (35,137,837)
 ----------------    ----------------    -------------      -------------
      328,742,130       1,123,801,150       16,562,025         39,408,737
      689,348,245       2,059,212,516        1,818,144         29,327,841
   (1,000,608,964)     (1,266,364,534)     (26,716,131)       (36,860,029)
 ----------------    ----------------    -------------      -------------
       17,481,411       1,916,649,132       (8,335,962)        31,876,549
 ----------------    ----------------    -------------      -------------
      386,796,564         544,558,155       38,125,217         45,581,999
       97,488,937         222,834,414          556,566          5,809,996
       (8,782,915)        (19,319,264)      (1,472,991)        (2,564,620)
 ----------------    ----------------    -------------      -------------
      475,502,586         748,073,305       37,208,792         48,827,375
 ----------------    ----------------    -------------      -------------

      492,983,997       2,664,722,437       28,872,830         80,703,924
 ----------------    ----------------    -------------      -------------
     (665,435,113)      3,697,440,479       37,458,655         87,949,393
   16,593,561,297      12,896,120,818      476,043,432        388,094,039
 ----------------    ----------------    -------------      -------------
 $ 15,928,126,184    $ 16,593,561,297    $ 513,502,087      $ 476,043,432
 ================    ================    =============      =============
 $     53,190,333    $      5,265,440    $  10,244,393      $     (15,419)
 ================    ================    =============      =============
       12,750,774          42,143,272        1,306,834          3,115,590
       28,153,739          81,095,409          142,601          2,363,445
      (38,772,043)        (47,138,027)      (2,105,690)        (2,898,424)
 ----------------    ----------------    -------------      -------------
        2,132,470          76,100,654         (656,255)         2,580,611
 ================    ================    =============      =============
       15,094,994          20,618,840        3,023,750          3,596,423
        4,005,599           8,815,722           43,847            469,813
         (340,671)           (729,960)        (116,812)          (201,084)
 ----------------    ----------------    -------------      -------------
       18,759,922          28,704,602        2,950,785          3,865,152
 ================    ================    =============      =============



                                   ALLIANCE                              ALLIANCE
                            EQUITY INDEX PORTFOLIO                   GLOBAL PORTFOLIO
                    -------------------------------------- -------------------------------------
     SIX MONTHS         SIX MONTHS                             SIX MONTHS
       ENDED               ENDED                                  ENDED
   JUNE 30, 2000       JUNE 30, 2000        YEAR ENDED        JUNE 30, 2000       YEAR ENDED
    (UNAUDITED)         (UNAUDITED)     DECEMBER 31, 1999      (UNAUDITED)     DECEMBER 31, 1999
------------------- ------------------ ------------------- ------------------ ------------------
 $     53,967,424     $   10,682,970     $   23,166,655      $    1,250,842     $    6,972,476
    1,462,641,897         97,907,679          6,116,311          42,218,884        203,507,158

   (1,888,191,249)      (133,893,849)       388,009,109         (49,643,768)       337,602,949
 ----------------     --------------     --------------      --------------     --------------
     (371,581,928)       (25,303,200)       417,292,075          (6,174,042)       548,082,583
 ----------------     --------------     --------------      --------------     --------------
       (5,293,863)                --        (23,627,043)         (2,994,714)        (1,454,359)
               --                 --                 --                  --                 --
     (684,054,382)        (1,056,769)       (19,451,589)       (107,068,757)      (115,123,239)
               --                 --                 --                  --                 --
 ----------------     --------------     --------------      --------------     --------------
     (689,348,245)        (1,056,769)       (43,078,632)       (110,063,471)      (116,577,598)
 ----------------     --------------     --------------      --------------     --------------
         (748,668)                --           (153,610)           (285,369)                --
               --                 --                 --                  --                 --
      (96,740,269)           (26,750)           (79,099)        (10,202,687)        (6,554,424)
               --                 --                 --                  --                 --
 ----------------     --------------     --------------      --------------     --------------
      (97,488,937)           (26,750)          (232,709)        (10,488,056)        (6,554,424)
 ----------------     --------------     --------------      --------------     --------------
     (786,837,182)        (1,083,519)       (43,311,341)       (120,551,527)      (123,132,022)
 ----------------     --------------     --------------      --------------     --------------
      328,742,130        576,783,202      1,407,997,155         703,407,436        569,586,002
      689,348,245          1,056,769         43,078,632         110,063,471        116,577,598
   (1,000,608,964)      (768,178,210)      (894,990,900)       (657,165,877)      (582,276,287)
 ----------------     --------------     --------------      --------------     --------------
       17,481,411       (190,338,239)       556,084,887         156,305,030        103,887,313
 ----------------     --------------     --------------      --------------     --------------
      386,796,564         49,724,018         21,731,777         226,519,949        110,041,272
       97,488,937             26,750            232,709          10,488,056          6,554,424
       (8,782,915)        (8,369,994)        (2,915,656)       (161,697,287)       (63,399,721)
 ----------------     --------------     --------------      --------------     --------------
      475,502,586         41,380,774         19,048,830          75,310,718         53,195,975
 ----------------     --------------     --------------      --------------     --------------

      492,983,997       (148,957,465)       575,133,717         231,615,748        157,083,288
 ----------------     --------------     --------------      --------------     --------------
     (665,435,113)      (175,344,184)       949,114,451         104,890,179        582,033,849
   16,593,561,297      2,639,469,847      1,690,355,396       1,990,236,622      1,408,202,773
 ----------------     --------------     --------------      --------------     --------------
 $ 15,928,126,184     $2,464,125,663     $2,639,469,847      $2,095,126,801     $1,990,236,622
 ================     ==============     ==============      ==============     ==============
 $     53,190,333     $   10,671,445     $      (11,525)     $     (821,592)    $    1,207,650
 ================     ==============     ==============      ==============     ==============
       12,750,774         19,903,878         52,550,528          28,173,469         25,989,276
       28,153,739             36,224          1,519,715           4,623,235          4,939,434
      (38,772,043)       (26,533,561)       (33,137,891)        (26,178,231)       (26,542,724)
 ----------------     --------------     --------------      --------------     --------------
        2,132,470         (6,593,459)        20,932,352           6,618,473          4,385,986
 ================     ==============     ==============      ==============     ==============
       15,094,994          1,724,476            792,127           9,162,173          4,911,122
        4,005,599                921              8,152             443,108            277,863
         (340,671)          (288,120)          (108,414)         (6,491,280)        (2,828,223)
 ----------------     --------------     --------------      --------------     --------------
       18,759,922          1,437,277            691,865           3,114,001          2,360,762
 ================     ==============     ==============      ==============     ==============

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                      ALLIANCE
                                                                            GROWTH AND INCOME PORTFOLIO
                                                                       --------------------------------------
                                                                           SIX MONTHS
                                                                              ENDED
                                                                          JUNE 30, 2000        YEAR ENDED
                                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                                       ------------------ -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................   $    5,407,457     $    3,600,899
 Realized gain (loss)--net ...........................................       67,511,439        193,277,934
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............       18,218,900         17,426,950
                                                                         --------------     --------------
 Net increase (decrease) in net assets from operations ...............       91,137,796        214,305,783
                                                                         --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................         (486,219)        (2,865,092)
  Dividends in excess of net investment income .......................               --                 --
  Distributions from realized gains ..................................      (52,771,860)      (112,187,178)
  Return of capital distributions ....................................               --                 --
                                                                         --------------     --------------
 Total Class IA dividends and distributions ..........................      (53,258,079)      (115,052,270)
                                                                         --------------     --------------
 Class IB:
  Dividends from net investment income ...............................         (131,460)          (379,734)
  Dividends in excess of net investment income .......................               --                 --
  Distributions from realized gains ..................................      (14,268,050)       (23,078,908)
  Return of capital distributions ....................................               --                 --
                                                                         --------------     --------------
 Total Class IB dividends and distributions ..........................      (14,399,510)       (23,458,642)
                                                                         --------------     --------------
 Decrease in net assets from dividends and distributions .............      (67,657,589)      (138,510,912)
                                                                         --------------     --------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................      221,676,258        231,094,714
  Shares issued in reinvestment of dividends and distributions .......       53,258,079        115,052,270
  Shares redeemed ....................................................     (213,547,038)       (49,837,947)
                                                                         --------------     --------------
 Total Class IA transactions .........................................       61,387,299        296,309,037
                                                                         --------------     --------------
 Class IB:
  Shares sold ........................................................       80,595,751        110,650,168
  Shares issued in reinvestment of dividends and distributions .......       14,399,510         23,458,642
  Shares redeemed ....................................................       (1,271,408)        (1,233,068)
                                                                         --------------     --------------
 Total Class IB transactions .........................................       93,723,853        132,875,742
                                                                         --------------     --------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................      155,111,152        429,184,779
                                                                         --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ....................................      178,591,359        504,979,650
NET ASSETS, BEGINNING OF PERIOD ......................................    1,503,281,710        998,302,060
                                                                         --------------     --------------
NET ASSETS, END OF PERIOD ............................................   $1,681,873,069     $1,503,281,710
                                                                         ==============     ==============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................   $    5,326,868     $      537,090
                                                                         ==============     ==============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................       11,697,192         12,628,186
  Shares issued in reinvestment of dividends and distributions .......        2,875,071          6,486,015
  Shares redeemed ....................................................      (11,260,535)        (2,704,614)
                                                                         --------------     --------------
 Total Class IA transactions .........................................        3,311,728         16,409,587
                                                                         ==============     ==============
 Class IB:
  Shares sold ........................................................        4,378,711          6,034,182
  Shares issued in reinvestment of dividends and distributions .......          781,596          1,328,350
  Shares redeemed ....................................................          (68,206)           (68,258)
                                                                         --------------     --------------
 Total Class IB transactions .........................................        5,092,101          7,294,274
                                                                         ==============     ==============



                                                                                     ALLIANCE
                                                                            GROWTH INVESTORS PORTFOLIO
                                                                       -------------------------------------
                                                                           SIX MONTHS
                                                                              ENDED
                                                                          JUNE 30, 2000       YEAR ENDED
                                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                                       ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................   $   24,683,720     $   38,814,797
 Realized gain (loss)--net ...........................................       82,582,255        243,360,744
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............     (127,454,285)       277,463,523
                                                                         --------------     --------------
 Net increase (decrease) in net assets from operations ...............      (20,188,310)       559,639,064
                                                                         --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................               --        (35,087,398)
  Dividends in excess of net investment income .......................               --                 --
  Distributions from realized gains ..................................      (24,188,927)      (214,684,595)
  Return of capital distributions ....................................               --                 --
                                                                         --------------     --------------
 Total Class IA dividends and distributions ..........................      (24,188,927)      (249,771,993)
                                                                         --------------     --------------
 Class IB:
  Dividends from net investment income ...............................               --         (2,456,114)
  Dividends in excess of net investment income .......................               --                 --
  Distributions from realized gains ..................................       (2,713,725)       (16,901,936)
  Return of capital distributions ....................................               --                 --
                                                                         --------------     --------------
 Total Class IB dividends and distributions ..........................       (2,713,725)       (19,358,050)
                                                                         --------------     --------------
 Decrease in net assets from dividends and distributions .............      (26,902,652)      (269,130,043)
                                                                         --------------     --------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................       66,148,763        135,696,919
  Shares issued in reinvestment of dividends and distributions .......       24,188,927        249,771,993
  Shares redeemed ....................................................      (56,443,580)      (127,479,927)
                                                                         --------------     --------------
 Total Class IA transactions .........................................       33,894,110        257,988,985
                                                                         --------------     --------------
 Class IB:
  Shares sold ........................................................       84,628,646         80,896,203
  Shares issued in reinvestment of dividends and distributions .......        2,713,725         19,358,050
  Shares redeemed ....................................................       (3,863,852)        (5,216,147)
                                                                         --------------     --------------
 Total Class IB transactions .........................................       83,478,519         95,038,106
                                                                         --------------     --------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................      117,372,629        353,027,091
                                                                         --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ....................................       70,281,667        643,536,112
NET ASSETS, BEGINNING OF PERIOD ......................................    2,698,636,631      2,055,100,519
                                                                         --------------     --------------
NET ASSETS, END OF PERIOD ............................................   $2,768,918,298     $2,698,636,631
                                                                         ==============     ==============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................   $   24,400,483     $     (283,237)
                                                                         ==============     ==============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................        2,940,131          6,330,723
  Shares issued in reinvestment of dividends and distributions .......        1,082,448         11,375,562
  Shares redeemed ....................................................       (2,521,972)        (5,914,752)
                                                                         --------------     --------------
 Total Class IA transactions .........................................        1,500,607         11,791,533
                                                                         ==============     ==============
 Class IB:
  Shares sold ........................................................        3,783,786          3,732,486
  Shares issued in reinvestment of dividends and distributions .......          121,932            884,077
  Shares redeemed ....................................................         (174,704)          (242,918)
                                                                         --------------     --------------
 Total Class IB transactions .........................................        3,731,014          4,373,645
                                                                         ==============     ==============

---------
*     Commencement of Operations




See Notes to Financial Statements.

                                                    ALLIANCE
              ALLIANCE                      INTERMEDIATE GOVERNMENT
        HIGH YIELD PORTFOLIO                  SECURITIES PORTFOLIO
------------------------------------- ------------------------------------
    SIX MONTHS                           SIX MONTHS
      ENDED                                 ENDED
  JUNE 30, 2000        YEAR ENDED       JUNE 30, 2000       YEAR ENDED
   (UNAUDITED)     DECEMBER 31, 1999     (UNAUDITED)    DECEMBER 31, 1999
----------------- ------------------- ---------------- -------------------
  $  28,410,226     $    62,027,275    $   5,598,588      $  10,311,927
    (35,952,259)        (68,199,495)      (3,341,388)        (6,121,078)

       (962,675)        (14,682,508)       3,149,659         (4,193,057)
  -------------     ---------------    -------------      -------------
     (8,504,708)        (20,854,728)       5,406,859             (2,208)
  -------------     ---------------    -------------      -------------
       (434,663)        (38,655,967)              --         (8,054,118)
             --                  --               --                 --
             --            (375,496)              --                 --
             --            (654,735)              --                 --
  -------------     ---------------    -------------      -------------
       (434,663)        (39,686,198)              --         (8,054,118)
  -------------     ---------------    -------------      -------------
       (340,681)        (26,216,483)              --         (2,282,495)
             --                  --               --                 --
             --            (230,184)              --                 --
             --            (445,234)              --                 --
  -------------     ---------------    -------------      -------------
       (340,681)        (26,891,901)              --         (2,282,495)
  -------------     ---------------    -------------      -------------
       (775,344)        (66,578,099)              --        (10,336,613)
  -------------     ---------------    -------------      -------------
     32,746,735          72,642,115       12,700,366         46,098,812
        434,663          39,686,198               --          8,054,118
    (63,431,472)       (128,930,068)     (27,899,310)       (42,648,178)
  -------------     ---------------    -------------      -------------
    (30,250,074)        (16,601,755)     (15,198,944)        11,504,752
  -------------     ---------------    -------------      -------------
     22,422,631          54,456,660       13,893,590         21,897,949
        340,681          26,891,901               --          2,282,495
    (11,752,977)        (23,082,178)      (3,699,012)        (6,853,001)
  -------------     ---------------    -------------      -------------
     11,010,335          58,266,383       10,194,578         17,327,443
  -------------     ---------------    -------------      -------------

    (19,239,739)         41,664,628       (5,004,366)        28,832,195
  -------------     ---------------    -------------      -------------
    (28,519,791)        (45,768,199)         402,493         18,493,374
    566,582,220         612,350,419      202,774,540        184,281,166
  -------------     ---------------    -------------      -------------
  $ 538,062,429     $   566,582,220    $ 203,177,033      $ 202,774,540
  =============     ===============    =============      =============
  $  25,083,032     $    (2,551,850)   $   5,591,293      $      (7,295)
  =============     ===============    =============      =============
      4,429,793           8,460,267        1,372,559          4,788,562
         59,591           5,325,846               --            877,113
     (8,608,167)        (15,077,328)      (3,019,782)        (4,435,130)
  -------------     ---------------    -------------      -------------
     (4,118,783)         (1,291,215)      (1,647,223)         1,230,545
  =============     ===============    =============      =============
      3,063,356           6,401,525        1,506,170          2,283,355
         46,959           3,624,796               --            249,345
     (1,601,450)         (2,739,419)        (400,915)          (715,055)
  -------------     ---------------    -------------      -------------
      1,508,865           7,286,902        1,105,255          1,817,645
  =============     ===============    =============      =============



                                ALLIANCE                               ALLIANCE
                         INTERNATIONAL PORTFOLIO                MONEY MARKET PORTFOLIO
                  ------------------------------------- ---------------------------------------
    SIX MONTHS        SIX MONTHS                             SIX MONTHS
      ENDED             ENDED                                  ENDED
  JUNE 30, 2000     JUNE 30, 2000        YEAR ENDED        JUNE 30, 2000         YEAR ENDED
   (UNAUDITED)       (UNAUDITED)     DECEMBER 31, 1999      (UNAUDITED)      DECEMBER 31, 1999
----------------- ----------------- ------------------- ------------------- -------------------
  $  28,410,226    $       367,973    $     1,567,429    $      38,894,703   $      58,129,517
    (35,952,259)        13,705,905         16,977,041              131,306              21,705

       (962,675)       (25,683,624)        65,090,803               29,822            (432,466)
  -------------    ---------------    ---------------    -----------------   -----------------
     (8,504,708)       (11,609,746)        83,635,273           39,055,831          57,718,756
  -------------    ---------------    ---------------    -----------------   -----------------
       (434,663)        (1,224,475)                --             (196,737)        (36,346,698)
             --                 --                 --                   --                  --
             --        (11,397,900)        (4,610,764)                  --             (35,100)
             --                 --                 --                   --                  --
  -------------    ---------------    ---------------    -----------------   -----------------
       (434,663)       (12,622,375)        (4,610,764)            (196,737)        (36,381,798)
  -------------    ---------------    ---------------    -----------------   -----------------
       (340,681)          (130,366)                --             (122,520)        (21,445,581)
             --                 --                 --                   --                  --
             --         (1,213,494)          (252,246)                  --             (20,756)
             --                 --                 --                   --                  --
  -------------    ---------------    ---------------    -----------------   -----------------
       (340,681)        (1,343,860)          (252,246)            (122,520)        (21,466,337)
  -------------    ---------------    ---------------    -----------------   -----------------
       (775,344)       (13,966,235)        (4,863,010)            (319,257)        (57,848,135)
  -------------    ---------------    ---------------    -----------------   -----------------
     32,746,735        948,821,604        766,712,476        1,308,134,636       1,792,363,589
        434,663         12,622,375          4,610,764              196,737          36,381,798
    (63,431,472)      (917,404,498)      (782,625,425)      (1,365,334,989)     (1,670,541,273)
  -------------    ---------------    ---------------    -----------------   -----------------
    (30,250,074)        44,039,481        (11,302,185)         (57,003,616)        158,204,114
  -------------    ---------------    ---------------    -----------------   -----------------
     22,422,631        117,935,759         41,487,420        1,990,066,500         943,207,922
        340,681          1,343,860            252,246              122,520          21,466,337
    (11,752,977)      (103,206,731)       (34,002,372)      (2,015,982,799)       (789,078,018)
  -------------    ---------------    ---------------    -----------------   -----------------
     11,010,335         16,072,888          7,737,294          (25,793,779)        175,596,241
  -------------    ---------------    ---------------    -----------------   -----------------

    (19,239,739)        60,112,369         (3,564,891)         (82,797,395)        333,800,355
  -------------    ---------------    ---------------    -----------------   -----------------
    (28,519,791)        34,536,388         75,207,372          (44,060,821)        333,670,976
    566,582,220        287,517,340        212,309,968        1,443,700,584       1,110,029,608
  -------------    ---------------    ---------------    -----------------   -----------------
  $ 538,062,429    $   322,053,728    $   287,517,340    $   1,399,639,763   $   1,443,700,584
  =============    ===============    ===============    =================   =================
  $  25,083,032    $      (464,534)   $      (522,334)   $      38,849,119   $         273,673
  =============    ===============    ===============    =================   =================
      4,429,793         64,893,532         63,658,279          125,228,876         171,262,736
         59,591            918,444            315,319               18,619           3,544,389
     (8,608,167)       (62,277,881)       (64,502,536)        (130,755,225)       (159,578,586)
  -------------    ---------------    ---------------    -----------------   -----------------
     (4,118,783)         3,534,095           (528,938)          (5,507,730)         15,228,539
  =============    ===============    ===============    =================   =================
      3,063,356          8,089,945          3,256,563          191,117,596          89,900,709
         46,959             98,237             17,319               11,651           2,098,671
     (1,601,450)        (7,010,395)        (2,684,319)        (193,714,564)        (75,257,415)
  -------------    ---------------    ---------------    -----------------   -----------------
      1,508,865          1,177,787            589,563           (2,585,317)         16,741,965
  =============    ===============    ===============    =================   =================

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                    EQ/ALLIANCE
                                                                              PREMIER GROWTH PORTFOLIO
                                                                       --------------------------------------
                                                                           SIX MONTHS
                                                                              ENDED           MAY 1, 1999*
                                                                          JUNE 30, 2000            TO
                                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                                       ------------------ -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................   $   (1,078,250)     $    247,158
 Realized gain (loss)--net ...........................................       23,822,855         5,045,392
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............       43,012,452        46,997,572
                                                                         --------------      ------------
 Net increase (decrease) in net assets from operations ...............       65,757,057        52,290,122
                                                                         --------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................               --           (34,034)
  Dividends in excess of net investment income .......................               --                --
  Distributions from realized gains ..................................         (158,724)          (63,205)
  Return of capital distributions ....................................               --                --
                                                                         --------------      ------------
 Total Class IA dividends and distributions ..........................         (158,724)          (97,239)
                                                                         --------------      ------------
 Class IB:
  Dividends from net investment income ...............................               --          (271,787)
  Dividends in excess of net investment income .......................               --               (38)
  Distributions from realized gains ..................................       (4,221,555)         (951,387)
  Return of capital distributions ....................................               --                --
                                                                         --------------      ------------
 Total Class IB dividends and distributions ..........................       (4,221,555)       (1,223,212)
                                                                         --------------      ------------
 Decrease in net assets from dividends and distributions .............       (4,380,279)       (1,320,451)
                                                                         --------------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................       21,653,121        28,829,662
  Shares issued in reinvestment of dividends and distributions .......          158,724            97,239
  Shares redeemed ....................................................       (1,931,957)       (2,970,425)
                                                                         --------------      ------------
 Total Class IA transactions .........................................       19,879,888        25,956,476
                                                                         --------------      ------------
 Class IB:
  Shares sold ........................................................      899,180,007       404,273,973
  Shares issued in reinvestment of dividends and distributions .......        4,221,555         1,223,212
  Shares redeemed ....................................................      (71,624,861)       (2,266,498)
                                                                         --------------      ------------
 Total Class IB transactions .........................................      831,776,701       403,230,687
                                                                         --------------      ------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................      851,656,589       429,187,163
                                                                         --------------      ------------
INCREASE (DECREASE) IN NET ASSETS ....................................      913,033,367       480,156,834
NET ASSETS, BEGINNING OF PERIOD ......................................      480,156,834                --
                                                                         --------------      ------------
NET ASSETS, END OF PERIOD ............................................   $1,393,190,201      $480,156,834
                                                                         ==============      ============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................   $   (1,078,288)     $        (38)
                                                                         ==============      ============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................        1,827,731         2,700,976
  Shares issued in reinvestment of dividends and distributions .......           12,915             8,537
  Shares redeemed ....................................................         (164,013)         (280,563)
                                                                         --------------      ------------
 Total Class IA transactions .........................................        1,676,633         2,428,950
                                                                         ==============      ============
 Class IB:
  Shares sold ........................................................       77,001,864        38,155,695
  Shares issued in reinvestment of dividends and distributions .......          344,336           107,488
  Shares redeemed ....................................................       (5,889,007)         (220,495)
                                                                         --------------      ------------
 Total Class IB transactions .........................................       71,457,193        38,042,688
                                                                         ==============      ============



                                                                                    ALLIANCE
                                                                             QUALITY BOND PORTFOLIO
                                                                       -----------------------------------
                                                                          SIX MONTHS
                                                                             ENDED
                                                                         JUNE 30, 2000      YEAR ENDED
                                                                          (UNAUDITED)    DECEMBER 31, 1999
                                                                       ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................  $  15,644,457     $  18,992,962
 Realized gain (loss)--net ...........................................    (11,577,209)       (8,816,272)
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............     14,882,512       (16,848,190)
                                                                        -------------     -------------
 Net increase (decrease) in net assets from operations ...............     18,949,760        (6,671,500)
                                                                        -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................     (1,658,155)      (17,589,221)
  Dividends in excess of net investment income .......................             --                --
  Distributions from realized gains ..................................             --        (1,223,552)
  Return of capital distributions ....................................             --                --
                                                                        -------------     -------------
 Total Class IA dividends and distributions ..........................     (1,658,155)      (18,812,773)
                                                                        -------------     -------------
 Class IB:
  Dividends from net investment income ...............................        (12,016)          (36,752)
  Dividends in excess of net investment income .......................             --                --
  Distributions from realized gains ..................................             --              (732)
  Return of capital distributions ....................................             --                --
                                                                        -------------     -------------
 Total Class IB dividends and distributions ..........................        (12,016)          (37,484)
                                                                        -------------     -------------
 Decrease in net assets from dividends and distributions .............     (1,670,171)      (18,850,257)
                                                                        -------------     -------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................    193,987,083        64,844,906
  Shares issued in reinvestment of dividends and distributions .......      1,658,155        18,812,773
  Shares redeemed ....................................................    (28,601,572)      (50,704,739)
                                                                        -------------     -------------
 Total Class IA transactions .........................................    167,043,666        32,952,940
                                                                        -------------     -------------
 Class IB:
  Shares sold ........................................................      2,950,404         1,273,740
  Shares issued in reinvestment of dividends and distributions .......         12,016            37,484
  Shares redeemed ....................................................       (178,917)         (181,846)
                                                                        -------------     -------------
 Total Class IB transactions .........................................      2,783,503         1,129,378
                                                                        -------------     -------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................    169,827,169        34,082,318
                                                                        -------------     -------------
INCREASE (DECREASE) IN NET ASSETS ....................................    187,106,758         8,560,561
NET ASSETS, BEGINNING OF PERIOD ......................................    330,989,100       322,428,539
                                                                        -------------     -------------
NET ASSETS, END OF PERIOD ............................................  $ 518,095,858     $ 330,989,100
                                                                        =============     =============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................  $  15,635,605     $   1,661,319
                                                                        =============     =============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................     21,330,136         6,686,042
  Shares issued in reinvestment of dividends and distributions .......        177,163         2,058,365
  Shares redeemed ....................................................     (3,112,665)       (5,287,253)
                                                                        -------------     -------------
 Total Class IA transactions .........................................     18,394,634         3,457,154
                                                                        =============     =============
 Class IB:
  Shares sold ........................................................        320,244           133,981
  Shares issued in reinvestment of dividends and distributions .......          1,287             4,119
  Shares redeemed ....................................................        (19,542)          (18,850)
                                                                        -------------     -------------
 Total Class IB transactions .........................................        301,989           119,250
                                                                        =============     =============

---------
*     Commencement of Operations




See Notes to Financial Statements.

               ALLIANCE                       EQ/ALLIANCE
      SMALL CAP GROWTH PORTFOLIO         TECHNOLOGY PORTFOLIO
--------------------------------------- ----------------------
     SIX MONTHS
       ENDED                                MAY 1, 2000* TO
   JUNE 30, 2000         YEAR ENDED          JUNE 30, 2000
    (UNAUDITED)      DECEMBER 31, 1999        (UNAUDITED)
------------------- ------------------- ----------------------
 $      (1,419,940)   $    (1,497,694)       $     22,430
        68,722,539         10,726,801              45,341

        81,026,737         82,375,695             368,347
 -----------------    ---------------        ------------
       148,329,336         91,604,802             436,118
 -----------------    ---------------        ------------
                --                 --                  --
                --                 --                  --
                --                 --                  --
                --                 --                  --
 -----------------    ---------------        ------------
                --                 --                  --
 -----------------    ---------------        ------------
                --                 --                  --
                --                 --                  --
                --                 --                  --
                --                 --                  --
 -----------------    ---------------        ------------
                --                 --                  --
 -----------------    ---------------        ------------
                --                 --                  --
 -----------------    ---------------        ------------
     1,147,110,110        906,605,851           1,033,500
                --                 --                  --
    (1,041,796,943)      (921,047,579)                 --
 -----------------    ---------------        ------------
       105,313,167        (14,441,728)          1,033,500
 -----------------    ---------------        ------------
       253,130,659         68,620,966          82,573,426
                --                 --                  --
      (163,230,024)       (53,068,271)         (3,641,816)
 -----------------    ---------------        ------------
        89,900,635         15,552,695          78,931,610
 -----------------    ---------------        ------------

       195,213,802          1,110,967          79,965,110
 -----------------    ---------------        ------------
       343,543,138         92,715,769          80,401,228
       403,330,114        310,614,345                  --
 -----------------    ---------------        ------------
 $     746,873,252    $   403,330,114        $ 80,401,228
 =================    ===============        ============
 $      (1,422,232)   $        (2,292)       $     22,430
 =================    ===============        ============
        66,418,265         76,802,715             900,000
                --                 --                  --
       (60,219,525)       (77,625,170)                 --
 -----------------    ---------------        ------------
         6,198,740           (822,455)            900,000
 =================    ===============        ============
        14,679,653          5,672,727           8,229,664
                --                 --                  --
        (9,386,889)        (4,394,816)           (394,912)
 -----------------    ---------------        ------------
         5,292,764          1,277,911           7,834,752
 =================    ===============        ============



                                 BT EQUITY                         BT INTERNATIONAL
                            500 INDEX PORTFOLIO                 EQUITY INDEX PORTFOLIO
                    ------------------------------------ ------------------------------------
     SIX MONTHS        SIX MONTHS                            SIX MONTHS
       ENDED              ENDED                                ENDED
   JUNE 30, 2000      JUNE 30, 2000       YEAR ENDED       JUNE 30, 2000       YEAR ENDED
    (UNAUDITED)        (UNAUDITED)    DECEMBER 31, 1999     (UNAUDITED)     DECEMBER 31, 1999
------------------- ---------------- ------------------- ----------------- ------------------
 $      (1,419,940)  $   2,547,151      $   3,630,391     $       711,216    $      638,528
        68,722,539        (234,913)         1,401,474            (847,536)        2,327,113

        81,026,737      (3,704,253)        81,778,484          (6,093,836)       16,001,254
 -----------------   -------------      -------------     ---------------    --------------
       148,329,336      (1,392,015)        86,810,349          (6,230,156)       18,966,895
 -----------------   -------------      -------------     ---------------    --------------
                --              --                 --              (3,005)          (30,859)
                --              --                 --                  --            (3,694)
                --              --                 --             (54,823)          (27,710)
                --              --                 --                  --                --
 -----------------   -------------      -------------     ---------------    --------------
                --              --                 --             (57,828)          (62,263)
 -----------------   -------------      -------------     ---------------    --------------
                --         (28,664)        (3,617,157)            (70,110)         (604,356)
                --              --                 --                  --           (99,011)
                --        (458,630)        (1,711,901)         (1,278,877)         (694,040)
                --              --                 --                  --                --
 -----------------   -------------      -------------     ---------------    --------------
                --        (487,294)        (5,329,058)         (1,348,987)       (1,397,407)
 -----------------   -------------      -------------     ---------------    --------------
                --        (487,294)        (5,329,058)         (1,406,815)       (1,459,670)
 -----------------   -------------      -------------     ---------------    --------------
     1,147,110,110              --                 --           3,608,559         3,707,696
                --              --                 --              57,828            62,263
    (1,041,796,943)             --                 --          (1,939,740)       (1,526,927)
 -----------------   -------------      -------------     ---------------    --------------
       105,313,167              --                 --           1,726,647         2,243,032
 -----------------   -------------      -------------     ---------------    --------------
       253,130,659     186,055,230        405,084,011         142,136,909        84,105,060
                --         487,294          5,329,058           1,348,987         1,397,407
      (163,230,024)    (16,963,354)       (32,597,511)       (113,224,111)      (55,852,892)
 -----------------   -------------      -------------     ---------------    --------------
        89,900,635     169,579,170        377,815,558          30,261,785        29,649,575
 -----------------   -------------      -------------     ---------------    --------------

       195,213,802     169,579,170        377,815,558          31,988,432        31,892,607
 -----------------   -------------      -------------     ---------------    --------------
       343,543,138     167,699,861        459,296,849          24,351,461        49,399,832
       403,330,114     683,543,702        224,246,853          98,210,172        48,810,340
 -----------------   -------------      -------------     ---------------    --------------
 $     746,873,252   $ 851,243,563      $ 683,543,702     $   122,561,633    $   98,210,172
 =================   =============      =============     ===============    ==============
 $      (1,422,232)  $   2,541,150      $      22,663     $       535,396    $     (102,705)
 =================   =============      =============     ===============    ==============
        66,418,265              --                 --             256,730           295,810
                --              --                 --               4,197             4,409
       (60,219,525)             --                 --            (137,990)         (117,980)
 -----------------   -------------      -------------     ---------------    --------------
         6,198,740              --                 --             122,937           182,239
 =================   =============      =============     ===============    ==============
        14,679,653      12,848,294         30,053,374          10,139,329         6,505,900
                --          33,127            370,731              97,966            98,907
        (9,386,889)     (1,149,838)        (2,403,412)         (8,033,552)       (4,300,653)
 -----------------   -------------      -------------     ---------------    --------------
         5,292,764      11,731,583         28,020,693           2,203,743         2,304,154
 =================   =============      =============     ===============    ==============

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                                        BT SMALL COMPANY INDEX PORTFOLIO
                                                                       -----------------------------------
                                                                          SIX MONTHS
                                                                            ENDED
                                                                        JUNE 30, 2000       YEAR ENDED
                                                                         (UNAUDITED)    DECEMBER 31, 1999
                                                                       --------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................  $    192,875     $      464,930
 Realized gain (loss)--net ...........................................     1,683,439          2,715,139
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............      (887,541)         6,672,972
                                                                        ------------     --------------
 Net increase (decrease) in net assets from operations ...............       988,773          9,853,041
                                                                        ------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................            --                 --
  Dividends in excess of net investment income .......................            --                 --
  Distributions from realized gains ..................................            --                 --
  Return of capital distributions ....................................            --                 --
                                                                        ------------     --------------
 Total Class IA dividends and distributions ..........................            --                 --
                                                                        ------------     --------------
 Class IB:
  Dividends from net investment income ...............................       (19,361)          (457,772)
  Dividends in excess of net investment income .......................            --                 --
  Distributions from realized gains ..................................      (544,971)        (2,822,968)
  Return of capital distributions ....................................            --                 --
                                                                        ------------     --------------
 Total Class IB dividends and distributions ..........................      (564,332)        (3,280,740)
                                                                        ------------     --------------
 Decrease in net assets from dividends and distributions .............      (564,332)        (3,280,740)
                                                                        ------------     --------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................            --                 --
  Shares issued in reinvestment of dividends and distributions .......            --                 --
  Shares redeemed ....................................................            --                 --
                                                                        ------------     --------------
 Total Class IA transactions .........................................            --                 --
                                                                        ------------     --------------
 Class IB:
  Shares sold ........................................................    27,786,368         39,215,812
  Shares issued in reinvestment of dividends and distributions .......       564,332          3,280,740
  Shares redeemed ....................................................    (9,476,014)       (21,746,627)
                                                                        ------------     --------------
 Total Class IB transactions .........................................    18,874,686         20,749,925
                                                                        ------------     --------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................    18,874,686         20,749,925
                                                                        ------------     --------------
INCREASE (DECREASE) IN NET ASSETS ....................................    19,299,127         27,322,226
NET ASSETS, BEGINNING OF PERIOD ......................................    59,930,914         32,608,688
                                                                        ------------     --------------
NET ASSETS, END OF PERIOD ............................................  $ 79,230,041     $   59,930,914
                                                                        ============     ==============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................  $    192,135     $       18,621
                                                                        ============     ==============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................            --                 --
  Shares issued in reinvestment of dividends and distributions .......            --                 --
  Shares redeemed ....................................................            --                 --
                                                                        ------------     --------------
 Total Class IA transactions .........................................            --                 --
                                                                        ============     ==============
 Class IB:
  Shares sold ........................................................     2,476,923          3,972,966
  Shares issued in reinvestment of dividends and distributions .......        51,396            319,751
  Shares redeemed ....................................................      (868,360)        (2,183,195)
                                                                        ------------     --------------
 Total Class IB transactions .........................................     1,659,959          2,109,522
                                                                        ============     ==============



                                                                                CALVERT SOCIALLY
                                                                              RESPONSIBLE PORTFOLIO
                                                                       -----------------------------------
                                                                          SIX MONTHS
                                                                            ENDED       SEPTEMBER 1, 1999*
                                                                        JUNE 30, 2000           TO
                                                                         (UNAUDITED)    DECEMBER 31, 1999
                                                                       --------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................   $   (2,217)       $   (1,474)
 Realized gain (loss)--net ...........................................          951            39,268
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............      109,603           150,089
                                                                         ----------        ----------
 Net increase (decrease) in net assets from operations ...............      108,337           187,883
                                                                         ----------        ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................           --                --
  Dividends in excess of net investment income .......................           --                --
  Distributions from realized gains ..................................           --                --
  Return of capital distributions ....................................           --                --
                                                                         ----------        ----------
 Total Class IA dividends and distributions ..........................           --                --
                                                                         ----------        ----------
 Class IB:
  Dividends from net investment income ...............................           --                --
  Dividends in excess of net investment income .......................           --                --
  Distributions from realized gains ..................................      (29,429)          (14,027)
  Return of capital distributions ....................................           --                --
                                                                         ----------        ----------
 Total Class IB dividends and distributions ..........................      (29,429)          (14,027)
                                                                         ----------        ----------
 Decrease in net assets from dividends and distributions .............      (29,429)          (14,027)
                                                                         ----------        ----------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................           --                --
  Shares issued in reinvestment of dividends and distributions .......           --                --
  Shares redeemed ....................................................           --                --
                                                                         ----------        ----------
 Total Class IA transactions .........................................           --                --
                                                                         ----------        ----------
 Class IB:
  Shares sold ........................................................    1,048,208         2,481,988
  Shares issued in reinvestment of dividends and distributions .......       29,429            14,027
  Shares redeemed ....................................................     (546,066)          (47,727)
                                                                         ----------        ----------
 Total Class IB transactions .........................................      531,571         2,448,288
                                                                         ----------        ----------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................      531,571         2,448,288
                                                                         ----------        ----------
INCREASE (DECREASE) IN NET ASSETS ....................................      610,479         2,622,144
NET ASSETS, BEGINNING OF PERIOD ......................................    2,622,144                --
                                                                         ----------        ----------
NET ASSETS, END OF PERIOD ............................................   $3,232,623        $2,622,144
                                                                         ==========        ==========
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................   $   (2,217)       $       --
                                                                         ==========        ==========
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................           --                --
  Shares issued in reinvestment of dividends and distributions .......           --                --
  Shares redeemed ....................................................           --                --
                                                                         ----------        ----------
 Total Class IA transactions .........................................           --                --
                                                                         ==========        ==========
 Class IB:
  Shares sold ........................................................      100,167           247,171
  Shares issued in reinvestment of dividends and distributions .......        2,750             1,331
  Shares redeemed ....................................................      (51,316)           (4,713)
                                                                         ----------        ----------
 Total Class IB transactions .........................................       51,601           243,789
                                                                         ==========        ==========

---------
*     Commencement of Operations




See Notes to Financial Statements.

          CAPITAL GUARDIAN                     CAPITAL GUARDIAN
      INTERNATIONAL PORTFOLIO                 RESEARCH PORTFOLIO
------------------------------------ ------------------------------------
   SIX MONTHS                           SIX MONTHS
      ENDED          MAY 1, 1999*          ENDED          MAY 1, 1999*
  JUNE 30, 2000           TO           JUNE 30, 2000           TO
   (UNAUDITED)    DECEMBER 31, 1999     (UNAUDITED)    DECEMBER 31, 1999
---------------- ------------------- ---------------- -------------------
 $     319,927      $      2,760      $      109,744      $    44,972
     1,224,622          (194,530)            672,113          (31,871)

    (2,582,643)       11,064,165           2,243,563        2,079,153
 -------------      ------------      --------------      -----------
    (1,038,094)       10,872,395           3,025,420        2,092,254
 -------------      ------------      --------------      -----------
            --                --                  --               --
            --                --                  --               --
            --                --                  --               --
            --                --                  --               --
 -------------      ------------      --------------      -----------
            --                --                  --               --
 -------------      ------------      --------------      -----------
      (144,796)               --                  --          (52,999)
            --                --                  --              (19)
            --                --                  --           (5,092)
            --                --                  --               --
 -------------      ------------      --------------      -----------
      (144,796)               --                  --          (58,110)
 -------------      ------------      --------------      -----------
      (144,796)               --                  --          (58,110)
 -------------      ------------      --------------      -----------
            --                --                  --               --
            --                --                  --               --
            --                --                  --               --
 -------------      ------------      --------------      -----------
            --                --                  --               --
 -------------      ------------      --------------      -----------
    91,507,928        46,802,393          31,804,050       32,801,975
       144,796                --                  --           58,110
   (38,339,086)       (5,625,628)        (15,611,720)        (990,772)
 -------------      ------------      --------------      -----------
    53,313,638        41,176,765          16,192,330       31,869,313
 -------------      ------------      --------------      -----------

    53,313,638        41,176,765          16,192,330       31,869,313
 -------------      ------------      --------------      -----------
    52,130,748        52,049,160          19,217,750       33,903,457
    52,049,160                --          33,903,457               --
 -------------      ------------      --------------      -----------
 $ 104,179,908      $ 52,049,160      $   53,121,207      $33,903,457
 =============      ============      ==============      ===========
 $      91,125      $    (84,006)     $      109,725      $       (19)
 =============      ============      ==============      ===========
            --                --                  --               --
            --                --                  --               --
            --                --                  --               --
 -------------      ------------      --------------      -----------
            --                --                  --               --
 =============      ============      ==============      ===========
     6,607,152         4,151,307           2,900,981        3,265,406
        10,432                --                  --            5,631
    (2,773,687)         (460,199)         (1,374,695)         (98,705)
 -------------      ------------      --------------      -----------
     3,843,897         3,691,108           1,526,286        3,172,332
 =============      ============      ==============      ===========



                           CAPITAL GUARDIAN
                        U.S. EQUITY PORTFOLIO               EQ/EVERGREEN PORTFOLIO
                 ------------------------------------ ----------------------------------
   SIX MONTHS       SIX MONTHS                           SIX MONTHS
      ENDED            ENDED          MAY 1, 1999*         ENDED
  JUNE 30, 2000    JUNE 30, 2000           TO          JUNE 30, 2000      YEAR ENDED
   (UNAUDITED)      (UNAUDITED)    DECEMBER 31, 1999    (UNAUDITED)    DECEMBER 31, 1999
---------------- ---------------- ------------------- --------------- ------------------
 $     319,927    $     289,005      $    133,790       $   10,395        $   16,607
     1,224,622          958,418           101,521         (194,625)         (215,326)

    (2,582,643)       1,611,240         2,475,853           48,317           499,759
 -------------    -------------      ------------       ----------        ----------
    (1,038,094)       2,858,663         2,711,164         (135,913)          301,040
 -------------    -------------      ------------       ----------        ----------
            --               --                --               --                --
            --               --                --               --                --
            --               --                --               --                --
            --               --                --               --                --
 -------------    -------------      ------------       ----------        ----------
            --               --                --               --                --
 -------------    -------------      ------------       ----------        ----------
      (144,796)              --          (148,946)            (297)          (17,085)
            --               --               (23)              --                --
            --               --          (101,428)              --                --
            --               --           (92,358)              --                --
 -------------    -------------      ------------       ----------        ----------
      (144,796)              --          (342,755)            (297)          (17,085)
 -------------    -------------      ------------       ----------        ----------
      (144,796)              --          (342,755)            (297)          (17,085)
 -------------    -------------      ------------       ----------        ----------
            --               --                --               --                --
            --               --                --               --                --
            --               --                --               --                --
 -------------    -------------      ------------       ----------        ----------
            --               --                --               --                --
 -------------    -------------      ------------       ----------        ----------
    91,507,928       52,369,819        69,113,142        3,883,978         5,451,466
       144,796               --           342,755              297            17,085
   (38,339,086)     (13,134,193)       (4,351,881)        (612,943)         (935,411)
 -------------    -------------      ------------       ----------        ----------
    53,313,638       39,235,626        65,104,016        3,271,332         4,533,140
 -------------    -------------      ------------       ----------        ----------

    53,313,638       39,235,626        65,104,016        3,271,332         4,533,140
 -------------    -------------      ------------       ----------        ----------
    52,130,748       42,094,289        67,472,425        3,135,122         4,817,095
    52,049,160       67,472,425                --        4,818,095             1,000
 -------------    -------------      ------------       ----------        ----------
 $ 104,179,908    $ 109,566,714      $ 67,472,425       $7,953,217        $4,818,095
 =============    =============      ============       ==========        ==========
 $      91,125    $     288,982      $        (23)      $   10,348        $      250
 =============    =============      ============       ==========        ==========
            --               --                --               --                --
            --               --                --               --                --
            --               --                --               --                --
 -------------    -------------      ------------       ----------        ----------
            --               --                --               --                --
 =============    =============      ============       ==========        ==========
     6,607,152        5,061,391         6,933,523          360,870           528,545
        10,432               --            34,379               28             1,597
    (2,773,687)      (1,241,295)         (427,843)         (56,894)          (89,439)
 -------------    -------------      ------------       ----------        ----------
     3,843,897        3,820,096         6,540,059          304,004           440,703
 =============    =============      ============       ==========        ==========

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                  EQ/EVERGREEN
                                                                              FOUNDATION PORTFOLIO
                                                                       -----------------------------------
                                                                          SIX MONTHS
                                                                            ENDED
                                                                        JUNE 30, 2000       YEAR ENDED
                                                                         (UNAUDITED)    DECEMBER 31, 1999
                                                                       --------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................  $     94,401       $   90,973
 Realized gain (loss)--net ...........................................      (267,789)        (273,254)
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............       130,398          695,516
                                                                        ------------       ----------
 Net increase (decrease) in net assets from operations ...............       (42,990)         513,235
                                                                        ------------       ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................            --               --
  Dividends in excess of net investment income .......................            --               --
  Distributions from realized gains ..................................            --               --
  Return of capital distributions ....................................            --               --
                                                                        ------------       ----------
 Total Class IA dividends and distributions ..........................            --               --
                                                                        ------------       ----------
 Class IB:
  Dividends from net investment income ...............................        (1,118)         (90,699)
  Dividends in excess of net investment income .......................            --               --
  Distributions from realized gains ..................................            --               --
  Return of capital distributions ....................................            --               --
                                                                        ------------       ----------
 Total Class IB dividends and distributions ..........................        (1,118)         (90,699)
                                                                        ------------       ----------
 Decrease in net assets from dividends and distributions .............        (1,118)         (90,699)
                                                                        ------------       ----------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................            --               --
  Shares issued in reinvestment of dividends and distributions .......            --               --
  Shares redeemed ....................................................            --               --
                                                                        ------------       ----------
 Total Class IA transactions .........................................            --               --
                                                                        ------------       ----------
 Class IB:
  Shares sold ........................................................     7,413,250        9,302,072
  Shares issued in reinvestment of dividends and distributions .......         1,118           90,699
  Shares redeemed ....................................................    (1,380,901)        (929,322)
                                                                        ------------       ----------
 Total Class IB transactions .........................................     6,033,467        8,463,449
                                                                        ------------       ----------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................     6,033,467        8,463,449
                                                                        ------------       ----------
INCREASE (DECREASE) IN NET ASSETS ....................................     5,989,359        8,885,985
NET ASSETS, BEGINNING OF PERIOD ......................................     8,886,985            1,000
                                                                        ------------       ----------
NET ASSETS, END OF PERIOD ............................................  $ 14,876,344       $8,886,985
                                                                        ============       ==========
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................  $     94,316       $    1,033
                                                                        ============       ==========
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................            --               --
  Shares issued in reinvestment of dividends and distributions .......            --               --
  Shares redeemed ....................................................            --               --
                                                                        ------------       ----------
 Total Class IA transactions .........................................            --               --
                                                                        ============       ==========
 Class IB:
  Shares sold ........................................................       708,919          917,169
  Shares issued in reinvestment of dividends and distributions .......           106            8,688
  Shares redeemed ....................................................      (133,205)         (89,010)
                                                                        ------------       ----------
 Total Class IB transactions .........................................       575,820          836,847
                                                                        ============       ==========



                                                                                   J.P. MORGAN
                                                                               CORE BOND PORTFOLIO
                                                                       -----------------------------------
                                                                          SIX MONTHS
                                                                             ENDED
                                                                         JUNE 30, 2000      YEAR ENDED
                                                                          (UNAUDITED)    DECEMBER 31, 1999
                                                                       ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................   $  5,105,586     $   7,236,587
 Realized gain (loss)--net ...........................................     (1,892,134)       (4,656,671)
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............      3,277,744        (4,495,975)
                                                                         ------------     -------------
 Net increase (decrease) in net assets from operations ...............      6,491,196        (1,916,059)
                                                                         ------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................             --                --
  Dividends in excess of net investment income .......................             --                --
  Distributions from realized gains ..................................             --                --
  Return of capital distributions ....................................             --                --
                                                                         ------------     -------------
 Total Class IA dividends and distributions ..........................             --                --
                                                                         ------------     -------------
 Class IB:
  Dividends from net investment income ...............................        (31,035)       (7,099,994)
  Dividends in excess of net investment income .......................             --                --
  Distributions from realized gains ..................................             --                --
  Return of capital distributions ....................................             --                --
                                                                         ------------     -------------
 Total Class IB dividends and distributions ..........................        (31,035)       (7,099,994)
                                                                         ------------     -------------
 Decrease in net assets from dividends and distributions .............        (31,035)       (7,099,994)
                                                                         ------------     -------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................             --                --
  Shares issued in reinvestment of dividends and distributions .......             --                --
  Shares redeemed ....................................................             --                --
                                                                         ------------     -------------
 Total Class IA transactions .........................................             --                --
                                                                         ------------     -------------
 Class IB:
  Shares sold ........................................................     28,854,899        73,348,040
  Shares issued in reinvestment of dividends and distributions .......         31,035         7,099,994
  Shares redeemed ....................................................     (2,868,351)      (18,177,044)
                                                                         ------------     -------------
 Total Class IB transactions .........................................     26,017,583        62,270,990
                                                                         ------------     -------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................     26,017,583        62,270,990
                                                                         ------------     -------------
INCREASE (DECREASE) IN NET ASSETS ....................................     32,477,744        53,254,937
NET ASSETS, BEGINNING OF PERIOD ......................................    156,581,177       103,326,240
                                                                         ------------     -------------
NET ASSETS, END OF PERIOD ............................................   $189,058,921     $ 156,581,177
                                                                         ============     =============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................   $  5,105,245     $      30,694
                                                                         ============     =============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................             --                --
  Shares issued in reinvestment of dividends and distributions .......             --                --
  Shares redeemed ....................................................             --                --
                                                                         ------------     -------------
 Total Class IA transactions .........................................             --                --
                                                                         ============     =============
 Class IB:
  Shares sold ........................................................      2,868,265         7,026,368
  Shares issued in reinvestment of dividends and distributions .......          3,033           715,725
  Shares redeemed ....................................................       (285,627)       (1,739,846)
                                                                         ------------     -------------
 Total Class IB transactions .........................................      2,585,671         6,002,247
                                                                         ============     =============

---------
*     Commencement of Operations




See Notes to Financial Statements.

          LAZARD LARGE CAP                    LAZARD SMALL CAP
          VALUE PORTFOLIO                      VALUE PORTFOLIO
------------------------------------ -----------------------------------
   SIX MONTHS                           SIX MONTHS
      ENDED                               ENDED
  JUNE 30, 2000       YEAR ENDED      JUNE 30, 2000       YEAR ENDED
   (UNAUDITED)    DECEMBER 31, 1999    (UNAUDITED)    DECEMBER 31, 1999
---------------- ------------------- --------------- -------------------
  $    662,214      $  1,158,512      $    143,924     $      291,453
    (2,005,431)        1,796,163           788,907            433,250

    (4,127,787)         (793,720)        3,676,565            444,087
  ------------      ------------      ------------     --------------
    (5,471,004)        2,160,955         4,609,396          1,168,790
  ------------      ------------      ------------     --------------
            --                --                --                 --
            --                --                --                 --
            --                --                --                 --
            --                --                --                 --
  ------------      ------------      ------------     --------------
            --                --                --                 --
  ------------      ------------      ------------     --------------
            --        (1,170,861)               --           (287,996)
            --              (761)               --                 --
            --        (1,975,866)               --           (464,119)
            --                --                --                 --
  ------------      ------------      ------------     --------------
            --        (3,147,488)               --           (752,115)
  ------------      ------------      ------------     --------------
            --        (3,147,488)               --           (752,115)
  ------------      ------------      ------------     --------------
            --                --                --                 --
            --                --                --                 --
            --                --                --                 --
  ------------      ------------      ------------     --------------
            --                --                --                 --
  ------------      ------------      ------------     --------------
    29,482,059        65,702,996        18,308,449         31,581,054
            --         3,147,488                --            752,115
    (3,255,258)       (8,948,432)       (6,485,121)       (11,188,446)
  ------------      ------------      ------------     --------------
    26,226,801        59,902,052        11,823,328         21,144,723
  ------------      ------------      ------------     --------------

    26,226,801        59,902,052        11,823,328         21,144,723
  ------------      ------------      ------------     --------------
    20,755,797        58,915,519        16,432,724         21,561,398
   133,503,168        74,587,649        72,607,063         51,045,665
  ------------      ------------      ------------     --------------
  $154,258,965      $133,503,168      $ 89,039,787     $   72,607,063
  ============      ============      ============     ==============
  $    661,453      $       (761)     $    153,433     $        9,509
  ============      ============      ============     ==============
            --                --                --                 --
            --                --                --                 --
            --                --                --                 --
  ------------      ------------      ------------     --------------
            --                --                --                 --
  ============      ============      ============     ==============
     2,513,242         5,261,340         1,897,795          3,380,016
            --           266,722                --             84,129
      (286,058)         (710,694)         (663,270)        (1,182,889)
  ------------      ------------      ------------     --------------
     2,227,184         4,817,368         1,234,525          2,281,256
  ============      ============      ============     ==============



                            MERCURY BASIC                        MERCURY WORLD
                        VALUE EQUITY PORTFOLIO                STRATEGY PORTFOLIO
                 ------------------------------------ -----------------------------------
   SIX MONTHS       SIX MONTHS                           SIX MONTHS
      ENDED            ENDED                                ENDED
  JUNE 30, 2000    JUNE 30, 2000       YEAR ENDED       JUNE 30, 2000      YEAR ENDED
   (UNAUDITED)      (UNAUDITED)    DECEMBER 31, 1999     (UNAUDITED)    DECEMBER 31, 1999
---------------- ---------------- ------------------- ---------------- ------------------
  $    662,214    $   2,566,320      $   3,345,284     $      223,191    $      303,257
    (2,005,431)      14,768,465         22,926,609            621,787         2,320,720

    (4,127,787)     (16,497,001)         8,544,136         (1,584,946)        3,584,209
  ------------    -------------      -------------     --------------    --------------
    (5,471,004)         837,784         34,816,029           (739,968)        6,208,186
  ------------    -------------      -------------     --------------    --------------
            --               --                 --                 --                --
            --               --                 --                 --                --
            --               --                 --                 --                --
            --               --                 --                 --                --
  ------------    -------------      -------------     --------------    --------------
            --               --                 --                 --                --
  ------------    -------------      -------------     --------------    --------------
            --               --         (3,552,910)           (93,804)         (214,483)
            --               --               (669)                --           (63,774)
            --       (7,933,298)       (14,918,127)          (201,335)         (444,186)
            --               --                 --                 --                --
  ------------    -------------      -------------     --------------    --------------
            --       (7,933,298)       (18,471,706)          (295,139)         (722,443)
  ------------    -------------      -------------     --------------    --------------
            --       (7,933,298)       (18,471,706)          (295,139)         (722,443)
  ------------    -------------      -------------     --------------    --------------
            --               --                 --                 --                --
            --               --                 --                 --                --
            --               --                 --                 --                --
  ------------    -------------      -------------     --------------    --------------
            --               --                 --                 --                --
  ------------    -------------      -------------     --------------    --------------
    29,482,059       47,756,040        140,038,119         27,679,729        28,865,919
            --        7,933,298         18,471,706            295,139           722,443
    (3,255,258)     (14,269,025)       (48,491,746)       (20,895,271)      (29,983,134)
  ------------    -------------      -------------     --------------    --------------
    26,226,801       41,420,313        110,018,079          7,079,597          (394,772)
  ------------    -------------      -------------     --------------    --------------

    26,226,801       41,420,313        110,018,079          7,079,597          (394,772)
  ------------    -------------      -------------     --------------    --------------
    20,755,797       34,324,799        126,362,402          6,044,490         5,090,971
   133,503,168      300,466,605        174,104,203         35,721,933        30,630,962
  ------------    -------------      -------------     --------------    --------------
  $154,258,965    $ 334,791,404      $ 300,466,605     $   41,766,423    $   35,721,933
  ============    =============      =============     ==============    ==============
  $    661,453    $   2,565,651      $        (669)    $       65,613    $      (63,774)
  ============    =============      =============     ==============    ==============
            --               --                 --                 --                --
            --               --                 --                 --                --
            --               --                 --                 --                --
  ------------    -------------      -------------     --------------    --------------
            --               --                 --                 --                --
  ============    =============      =============     ==============    ==============
     2,513,242        3,513,779          9,861,521          2,184,152         2,465,714
            --          577,808          1,388,494             23,479            57,894
      (286,058)      (1,056,462)        (3,489,703)        (1,643,013)       (2,574,495)
  ------------    -------------      -------------     --------------    --------------
     2,227,184        3,035,125          7,760,312            564,618           (50,887)
  ============    =============      =============     ==============    ==============

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                    MFS EMERGING
                                                                             GROWTH COMPANIES PORTFOLIO
                                                                       --------------------------------------
                                                                           SIX MONTHS
                                                                              ENDED
                                                                          JUNE 30, 2000        YEAR ENDED
                                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                                       ------------------ -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................   $     (161,260)    $   (1,271,004)
 Realized gain (loss)--net ...........................................      188,306,758         63,860,903
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............     (255,631,555)       575,143,446
                                                                         --------------     --------------
 Net increase (decrease) in net assets from operations ...............      (67,486,057)       637,733,345
                                                                         --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................               --                 --
  Dividends in excess of net investment income .......................               --                 --
  Distributions from realized gains ..................................         (916,027)          (732,844)
  Return of capital distributions ....................................               --                 --
                                                                         --------------     --------------
 Total Class IA dividends and distributions ..........................         (916,027)          (732,844)
                                                                         --------------     --------------
 Class IB:
  Dividends from net investment income ...............................               --                 --
  Dividends in excess of net investment income .......................               --                 --
  Distributions from realized gains ..................................      (25,269,157)       (27,933,818)
  Return of capital distributions ....................................               --                 --
                                                                         --------------     --------------
 Total Class IB dividends and distributions ..........................      (25,269,157)       (27,933,818)
                                                                         --------------     --------------
 Decrease in net assets from dividends and distributions .............      (26,185,184)       (28,666,662)
                                                                         --------------     --------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................       55,296,938         30,090,291
  Shares issued in reinvestment of dividends and distributions .......          916,027            732,844
  Shares redeemed ....................................................      (12,823,197)        (5,572,932)
                                                                         --------------     --------------
 Total Class IA transactions .........................................       43,389,768         25,250,203
                                                                         --------------     --------------
 Class IB:
  Shares sold ........................................................      937,399,359        866,910,644
  Shares issued in reinvestment of dividends and distributions .......       25,269,157         27,933,818
  Shares redeemed ....................................................     (187,353,395)      (284,562,859)
                                                                         --------------     --------------
 Total Class IB transactions .........................................      775,315,121        610,281,603
                                                                         --------------     --------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................      818,704,889        635,531,806
                                                                         --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ....................................      725,033,648      1,244,598,489
NET ASSETS, BEGINNING OF PERIOD ......................................    1,711,883,550        467,285,061
                                                                         --------------     --------------
NET ASSETS, END OF PERIOD ............................................   $2,436,917,198     $1,711,883,550
                                                                         ==============     ==============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................   $     (251,609)    $      (90,349)
                                                                         ==============     ==============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................        1,964,751          1,589,075
  Shares issued in reinvestment of dividends and distributions .......           34,411             28,831
  Shares redeemed ....................................................         (480,695)          (302,797)
                                                                         --------------     --------------
 Total Class IA transactions .........................................        1,518,467          1,315,109
                                                                         ==============     ==============
 Class IB:
  Shares sold ........................................................       33,561,668         47,152,524
  Shares issued in reinvestment of dividends and distributions .......          953,553          1,105,852
  Shares redeemed ....................................................       (7,008,117)       (16,072,533)
                                                                         --------------     --------------
 Total Class IB transactions .........................................       27,507,104         32,185,843
                                                                         ==============     ==============



                                                                                   MFS GROWTH
                                                                              WITH INCOME PORTFOLIO
                                                                       -----------------------------------
                                                                          SIX MONTHS
                                                                             ENDED
                                                                         JUNE 30, 2000      YEAR ENDED
                                                                          (UNAUDITED)    DECEMBER 31, 1999
                                                                       ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................   $    403,884      $    341,513
 Realized gain (loss)--net ...........................................        (81,369)       (1,884,147)
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............      2,422,442         7,543,672
                                                                         ------------      ------------
 Net increase (decrease) in net assets from operations ...............      2,744,957         6,001,038
                                                                         ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................             --                --
  Dividends in excess of net investment income .......................             --                --
  Distributions from realized gains ..................................             --                --
  Return of capital distributions ....................................             --                --
                                                                         ------------      ------------
 Total Class IA dividends and distributions ..........................             --                --
                                                                         ------------      ------------
 Class IB:
  Dividends from net investment income ...............................         (3,222)         (341,307)
  Dividends in excess of net investment income .......................             --            (2,194)
  Distributions from realized gains ..................................             --                --
  Return of capital distributions ....................................             --                --
                                                                         ------------      ------------
 Total Class IB dividends and distributions ..........................         (3,222)         (343,501)
                                                                         ------------      ------------
 Decrease in net assets from dividends and distributions .............         (3,222)         (343,501)
                                                                         ------------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................             --                --
  Shares issued in reinvestment of dividends and distributions .......             --                --
  Shares redeemed ....................................................             --                --
                                                                         ------------      ------------
 Total Class IA transactions .........................................             --                --
                                                                         ------------      ------------
 Class IB:
  Shares sold ........................................................     69,724,466       105,835,561
  Shares issued in reinvestment of dividends and distributions .......          3,222           343,501
  Shares redeemed ....................................................     (3,852,610)       (2,009,408)
                                                                         ------------      ------------
 Total Class IB transactions .........................................     65,875,078       104,169,654
                                                                         ------------      ------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................     65,875,078       104,169,654
                                                                         ------------      ------------
INCREASE (DECREASE) IN NET ASSETS ....................................     68,616,813       109,827,191
NET ASSETS, BEGINNING OF PERIOD ......................................    109,828,191             1,000
                                                                         ------------      ------------
NET ASSETS, END OF PERIOD ............................................   $178,445,004      $109,828,191
                                                                         ============      ============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................   $    398,468      $     (2,194)
                                                                         ============      ============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................             --                --
  Shares issued in reinvestment of dividends and distributions .......             --                --
  Shares redeemed ....................................................             --                --
                                                                         ------------      ------------
 Total Class IA transactions .........................................             --                --
                                                                         ============      ============
 Class IB:
  Shares sold ........................................................      6,563,724        10,299,079
  Shares issued in reinvestment of dividends and distributions .......            297            32,529
  Shares redeemed ....................................................       (353,256)         (195,643)
                                                                         ------------      ------------
 Total Class IB transactions .........................................      6,210,765        10,135,965
                                                                         ============      ============

---------
*     Commencement of Operations




See Notes to Financial Statements.

                                                MORGAN STANLEY
       MFS RESEARCH PORTFOLIO          EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------ -------------------------------------
   SIX MONTHS                            SIX MONTHS
      ENDED                                ENDED
  JUNE 30, 2000       YEAR ENDED       JUNE 30, 2000        YEAR ENDED
   (UNAUDITED)    DECEMBER 31, 1999     (UNAUDITED)     DECEMBER 31, 1999
---------------- ------------------- ----------------- -------------------
 $      91,412      $     619,536     $      (968,635)   $      (152,851)
    62,568,108         38,262,064          21,178,159         15,940,199

   (16,987,831)        83,614,925         (42,726,300)        54,826,996
 -------------      -------------     ---------------    ---------------
    45,671,689        122,496,525         (22,516,776)        70,614,344
 -------------      -------------     ---------------    ---------------
            --                 --                  --                 --
            --                 --                  --                 --
            --                 --                  --                 --
            --                 --                  --                 --
 -------------      -------------     ---------------    ---------------
            --                 --                  --                 --
 -------------      -------------     ---------------    ---------------
    (1,206,883)          (573,659)                 --                 --
            --           (164,256)                 --                 --
   (17,201,601)       (15,179,403)         (5,183,012)        (1,886,278)
            --                 --                  --                 --
 -------------      -------------     ---------------    ---------------
   (18,408,484)       (15,917,318)         (5,183,012)        (1,886,278)
 -------------      -------------     ---------------    ---------------
   (18,408,484)       (15,917,318)         (5,183,012)        (1,886,278)
 -------------      -------------     ---------------    ---------------
            --                 --                  --                 --
            --                 --                  --                 --
            --                 --                  --                 --
 -------------      -------------     ---------------    ---------------
            --                 --                  --                 --
 -------------      -------------     ---------------    ---------------
   182,696,087        239,545,313         418,921,054        320,447,721
    18,408,484         15,917,318           5,183,012          1,886,278
   (56,681,529)       (84,391,332)       (277,852,129)      (240,840,452)
 -------------      -------------     ---------------    ---------------
   144,423,042        171,071,299         146,251,937         81,493,547
 -------------      -------------     ---------------    ---------------

   144,423,042        171,071,299         146,251,937         81,493,547
 -------------      -------------     ---------------    ---------------
   171,686,247        277,650,506         118,552,149        150,221,613
   685,269,506        407,619,000         191,580,835         41,359,222
 -------------      -------------     ---------------    ---------------
 $ 856,955,753      $ 685,269,506     $   310,132,984    $   191,580,835
 =============      =============     ===============    ===============
 $  (1,279,727)     $    (164,256)    $    (1,029,063)   $       (60,428)
 =============      =============     ===============    ===============
            --                 --                  --                 --
            --                 --                  --                 --
            --                 --                  --                 --
 -------------      -------------     ---------------    ---------------
            --                 --                  --                 --
 =============      =============     ===============    ===============
    10,458,847         16,111,474          37,965,576         41,169,546
     1,044,749            968,865             505,167            176,287
    (3,238,452)        (5,611,685)        (25,452,010)       (31,420,484)
 -------------      -------------     ---------------    ---------------
     8,265,144         11,468,654          13,018,733          9,925,349
 =============      =============     ===============    ===============



                              EQ/PUTNAM                            EQ/PUTNAM
                          BALANCED PORTFOLIO            GROWTH & INCOME VALUE PORTFOLIO
                 ------------------------------------ -----------------------------------
   SIX MONTHS       SIX MONTHS                           SIX MONTHS
      ENDED            ENDED                                ENDED
  JUNE 30, 2000    JUNE 30, 2000       YEAR ENDED       JUNE 30, 2000      YEAR ENDED
   (UNAUDITED)      (UNAUDITED)    DECEMBER 31, 1999     (UNAUDITED)    DECEMBER 31, 1999
---------------- ---------------- ------------------- ---------------- ------------------
 $      91,412    $    1,573,952     $   2,725,793     $   2,790,425     $   6,947,930
    62,568,108        (2,019,210)        1,766,714       (37,929,165)       28,439,038

   (16,987,831)         (699,116)       (5,305,583)       24,696,178       (47,053,272)
 -------------    --------------     -------------     -------------     -------------
    45,671,689        (1,144,374)         (813,076)      (10,442,562)      (11,666,304)
 -------------    --------------     -------------     -------------     -------------
            --                --                --                --                --
            --                --                --                --                --
            --                --                --                --                --
            --                --                --                --                --
 -------------    --------------     -------------     -------------     -------------
            --                --                --                --                --
 -------------    --------------     -------------     -------------     -------------
    (1,206,883)               --        (2,757,262)               --        (7,012,389)
            --                --              (443)               --            (1,487)
   (17,201,601)               --        (2,374,697)               --       (32,171,066)
            --                --          (994,594)               --        (5,688,316)
 -------------    --------------     -------------     -------------     -------------
   (18,408,484)               --        (6,126,996)               --       (44,873,258)
 -------------    --------------     -------------     -------------     -------------
   (18,408,484)               --        (6,126,996)               --       (44,873,258)
 -------------    --------------     -------------     -------------     -------------
            --                --                --                --                --
            --                --                --                --                --
            --                --                --                --                --
 -------------    --------------     -------------     -------------     -------------
            --                --                --                --                --
 -------------    --------------     -------------     -------------     -------------
   182,696,087         9,816,738        49,192,528        28,939,510       145,369,941
    18,408,484                --         6,126,996                --        44,873,258
   (56,681,529)      (17,124,929)      (19,379,797)      (41,015,709)      (50,176,972)
 -------------    --------------     -------------     -------------     -------------
   144,423,042        (7,308,191)       35,939,727       (12,076,199)      140,066,227
 -------------    --------------     -------------     -------------     -------------

   144,423,042        (7,308,191)       35,939,727       (12,076,199)      140,066,227
 -------------    --------------     -------------     -------------     -------------
   171,686,247        (8,452,565)       28,999,655       (22,518,761)       83,526,665
   685,269,506       104,976,840        75,977,185       544,270,926       460,744,261
 -------------    --------------     -------------     -------------     -------------
 $ 856,955,753    $   96,524,275     $ 104,976,840     $ 521,752,165     $ 544,270,926
 =============    ==============     =============     =============     =============
 $  (1,279,727)   $    1,573,509     $        (443)    $   2,788,938     $      (1,487)
 =============    ==============     =============     =============     =============
            --                --                --                --                --
            --                --                --                --                --
            --                --                --                --                --
 -------------    --------------     -------------     -------------     -------------
            --                --                --                --                --
 =============    ==============     =============     =============     =============
    10,458,847           862,096         3,951,120         2,617,378        10,928,082
     1,044,749                --           537,388                --         3,900,495
    (3,238,452)       (1,529,850)       (1,562,281)       (3,749,924)       (3,807,127)
 -------------    --------------     -------------     -------------     -------------
     8,265,144          (667,754)        2,926,227        (1,132,546)       11,021,450
 =============    ==============     =============     =============     =============

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                     EQ/PUTNAM
                                                                          INTERNATIONAL EQUITY PORTFOLIO
                                                                       -------------------------------------
                                                                           SIX MONTHS
                                                                             ENDED
                                                                         JUNE 30, 2000        YEAR ENDED
                                                                          (UNAUDITED)     DECEMBER 31, 1999
                                                                       ----------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................  $     3,545,121    $     1,042,837
 Realized gain (loss)--net ...........................................       44,725,777         31,437,810
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............      (47,424,036)        74,768,572
                                                                        ---------------    ---------------
 Net increase (decrease) in net assets from operations ...............          846,862        107,249,219
                                                                        ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................               --                 --
  Dividends in excess of net investment income .......................               --                 --
  Distributions from realized gains ..................................               --                 --
  Return of capital distributions ....................................               --                 --
                                                                        ---------------    ---------------
 Total Class IA dividends and distributions ..........................               --                 --
                                                                        ---------------    ---------------
 Class IB:
  Dividends from net investment income ...............................       (2,273,638)        (1,844,027)
  Dividends in excess of net investment income .......................               --         (3,274,824)
  Distributions from realized gains ..................................      (13,317,569)       (15,501,562)
  Return of capital distributions ....................................               --                 --
                                                                        ---------------    ---------------
 Total Class IB dividends and distributions ..........................      (15,591,207)       (20,620,413)
                                                                        ---------------    ---------------
 Decrease in net assets from dividends and distributions .............      (15,591,207)       (20,620,413)
                                                                        ---------------    ---------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................               --                 --
  Shares issued in reinvestment of dividends and distributions .......               --                 --
  Shares redeemed ....................................................               --                 --
                                                                        ---------------    ---------------
 Total Class IA transactions .........................................               --                 --
                                                                        ---------------    ---------------
 Class IB:
  Shares sold ........................................................      623,320,503        269,801,817
  Shares issued in reinvestment of dividends and distributions .......       15,591,207         20,620,413
  Shares redeemed ....................................................     (561,427,544)      (221,612,908)
                                                                        ---------------    ---------------
 Total Class IB transactions .........................................       77,484,166         68,809,322
                                                                        ---------------    ---------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................       77,484,166         68,809,322
                                                                        ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS ....................................       62,739,821        155,438,128
NET ASSETS, BEGINNING OF PERIOD ......................................      299,158,858        143,720,730
                                                                        ---------------    ---------------
NET ASSETS, END OF PERIOD ............................................  $   361,898,679    $   299,158,858
                                                                        ===============    ===============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................  $    (2,003,341)   $    (3,274,824)
                                                                        ===============    ===============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................               --                 --
  Shares issued in reinvestment of dividends and distributions .......               --                 --
  Shares redeemed ....................................................               --                 --
                                                                        ---------------    ---------------
 Total Class IA transactions .........................................               --                 --
                                                                        ===============    ===============
 Class IB:
  Shares sold ........................................................       33,151,080         17,367,165
  Shares issued in reinvestment of dividends and distributions .......          859,493          1,121,894
  Shares redeemed ....................................................      (29,544,397)       (14,074,949)
                                                                        ---------------    ---------------
 Total Class IB transactions .........................................        4,466,176          4,414,110
                                                                        ===============    ===============



                                                                                    EQ/PUTNAM
                                                                           INVESTORS GROWTH PORTFOLIO
                                                                       -----------------------------------
                                                                          SIX MONTHS
                                                                             ENDED
                                                                         JUNE 30, 2000      YEAR ENDED
                                                                          (UNAUDITED)    DECEMBER 31, 1999
                                                                       ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................  $    (530,044)     $   (533,520)
 Realized gain (loss)--net ...........................................      4,688,568        21,163,149
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............    (12,654,149)       60,806,015
                                                                        -------------      ------------
 Net increase (decrease) in net assets from operations ...............     (8,495,625)       81,435,644
                                                                        -------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................             --                --
  Dividends in excess of net investment income .......................             --                --
  Distributions from realized gains ..................................             --                --
  Return of capital distributions ....................................             --                --
                                                                        -------------      ------------
 Total Class IA dividends and distributions ..........................             --                --
                                                                        -------------      ------------
 Class IB:
  Dividends from net investment income ...............................             --           (24,337)
  Dividends in excess of net investment income .......................             --            (1,540)
  Distributions from realized gains ..................................     (8,802,695)       (7,655,979)
  Return of capital distributions ....................................             --                --
                                                                        -------------      ------------
 Total Class IB dividends and distributions ..........................     (8,802,695)       (7,681,856)
                                                                        -------------      ------------
 Decrease in net assets from dividends and distributions .............     (8,802,695)       (7,681,856)
                                                                        -------------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................             --                --
  Shares issued in reinvestment of dividends and distributions .......             --                --
  Shares redeemed ....................................................             --                --
                                                                        -------------      ------------
 Total Class IA transactions .........................................             --                --
                                                                        -------------      ------------
 Class IB:
  Shares sold ........................................................     57,335,885       136,281,528
  Shares issued in reinvestment of dividends and distributions .......      8,802,695         7,681,856
  Shares redeemed ....................................................       (379,344)       (8,556,690)
                                                                        -------------      ------------
 Total Class IB transactions .........................................     65,759,236       135,406,694
                                                                        -------------      ------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................     65,759,236       135,406,694
                                                                        -------------      ------------
INCREASE (DECREASE) IN NET ASSETS ....................................     48,460,916       209,160,482
NET ASSETS, BEGINNING OF PERIOD ......................................    384,175,457       175,014,975
                                                                        -------------      ------------
NET ASSETS, END OF PERIOD ............................................  $ 432,636,373      $384,175,457
                                                                        =============      ============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................  $    (531,584)     $     (1,540)
                                                                        =============      ============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................             --                --
  Shares issued in reinvestment of dividends and distributions .......             --                --
  Shares redeemed ....................................................             --                --
                                                                        -------------      ------------
 Total Class IA transactions .........................................             --                --
                                                                        =============      ============
 Class IB:
  Shares sold ........................................................      2,767,342         7,612,407
  Shares issued in reinvestment of dividends and distributions .......        430,449           374,553
  Shares redeemed ....................................................        (18,005)         (466,021)
                                                                        -------------      ------------
 Total Class IB transactions .........................................      3,179,786         7,520,939
                                                                        =============      ============

---------
*     Commencement of Operations




See Notes to Financial Statements.

            T. ROWE PRICE                             T. ROWE PRICE                           WARBURG PINCUS
       EQUITY INCOME PORTFOLIO                INTERNATIONAL STOCK PORTFOLIO            SMALL COMPANY VALUE PORTFOLIO
--------------------------------------   ---------------------------------------   -------------------------------------
   SIX MONTHS                                SIX MONTHS                               SIX MONTHS
      ENDED                                    ENDED                                     ENDED
  JUNE 30, 2000         YEAR ENDED         JUNE 30, 2000          YEAR ENDED         JUNE 30, 2000        YEAR ENDED
   (UNAUDITED)      DECEMBER 31, 1999       (UNAUDITED)       DECEMBER 31, 1999       (UNAUDITED)      DECEMBER 31, 1999
----------------   -------------------   -----------------   -------------------   ----------------   ------------------
 $   2,582,391        $   5,151,322       $      362,764       $      817,323       $     808,430       $     316,991
     7,687,986           15,310,313            5,394,141            4,120,768          (6,834,547)         (7,367,115)

   (19,419,628)         (13,320,265)         (16,149,844)          46,344,577          (4,458,346)          8,392,025
 -------------        -------------       --------------       --------------       -------------       -------------
    (9,149,251)           7,141,370          (10,392,939)          51,282,668         (10,484,463)          1,341,901
 -------------        -------------       --------------       --------------       -------------       -------------
            --             (115,904)                  --                   --                (690)            (10,954)
            --                   --                   --                   --                  --                  --
      (116,303)            (214,471)                  --                   --                  --                  --
            --                   --                   --                   --                  --                  --
 -------------        -------------       --------------       --------------       -------------       -------------
      (116,303)            (330,375)                  --                   --                (690)            (10,954)
 -------------        -------------       --------------       --------------       -------------       -------------
            --           (5,164,548)             (68,264)            (714,598)            (31,952)           (281,334)
            --                   --                   --              (56,431)                 --                  --
    (4,729,475)         (10,770,882)            (907,724)          (2,192,627)                 --                  --
            --                   --                   --                   --                  --                  --
 -------------        -------------       --------------       --------------       -------------       -------------
    (4,729,475)         (15,935,430)            (975,988)          (2,963,656)            (31,952)           (281,334)
 -------------        -------------       --------------       --------------       -------------       -------------
    (4,845,778)         (16,265,805)            (975,988)          (2,963,656)            (32,642)           (292,288)
 -------------        -------------       --------------       --------------       -------------       -------------
     2,938,589            5,193,986                   --                   --           1,768,472           3,118,460
       116,303              330,375                   --                   --                 690              10,954
    (2,732,275)          (2,541,792)                  --                   --          (1,179,888)         (1,615,400)
 -------------        -------------       --------------       --------------       -------------       -------------
       322,617            2,982,569                   --                   --             589,274           1,514,014
 -------------        -------------       --------------       --------------       -------------       -------------
    15,152,747           85,486,365          376,988,236          267,716,740           4,428,178          40,508,017
     4,729,475           15,935,430              975,988            2,963,656              31,952             281,334
   (42,893,958)         (61,483,676)        (337,787,381)        (238,753,956)        (16,110,245)        (58,888,982)
 -------------        -------------       --------------       --------------       -------------       -------------
   (23,011,736)          39,938,119           40,176,843           31,926,440         (11,650,115)        (18,099,631)
 -------------        -------------       --------------       --------------       -------------       -------------

   (22,689,119)          42,920,688           40,176,843           31,926,440         (11,060,841)        (16,585,617)
 -------------        -------------       --------------       --------------       -------------       -------------
   (36,684,148)          33,796,253           28,807,916           80,245,452         (21,577,946)        (15,536,004)
   278,212,271          244,416,018          214,898,789          134,653,337         151,957,249         167,493,253
 -------------        -------------       --------------       --------------       -------------       -------------
 $ 241,528,123        $ 278,212,271       $  243,706,705       $  214,898,789       $ 130,379,303       $ 151,957,249
 =============        =============       ==============       ==============       =============       =============
 $   2,649,939        $      67,548       $      238,069       $      (56,431)      $     806,500       $      30,712
 =============        =============       ==============       ==============       =============       =============
       243,258              393,420                   --                   --             174,947             305,824
         9,604               27,326                   --                   --                  70               1,072
      (227,440)            (191,378)                  --                   --            (117,074)           (160,132)
 -------------        -------------       --------------       --------------       -------------       -------------
        25,422              229,368                   --                   --              57,943             146,764
 =============        =============       ==============       ==============       =============       =============
     1,243,384            6,413,638           27,653,827           22,830,839             438,255           4,011,993
       391,189            1,318,364               71,711              224,347               3,221              27,474
    (3,665,018)          (4,707,223)         (24,633,944)         (20,278,515)         (1,598,679)         (5,875,980)
 -------------        -------------       --------------       --------------       -------------       -------------
    (2,030,445)           3,024,779            3,091,594            2,776,671          (1,157,203)         (1,836,513)
 =============        =============       ==============       ==============       =============       =============

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                   NUMBER                 VALUE
                                                                                 OF SHARES               (NOTE 1)
                                                                           ---------------------   -------------------
COMMON STOCKS:
BUSINESS SERVICES (15.5%)
PRINTING, PUBLISHING, BROADCASTING (10.5%)
AMFM, Inc.* ............................................................     1,141,400             $   78,756,600
AT&T Corp.-Liberty Media Group,
  Class A* .............................................................        47,030                  1,140,478
Citadel Communications Corp.* ..........................................     1,429,600                 49,946,650
Clear Channel Communications,
  Inc.* ................................................................       488,010                 36,600,750
Comcast Corp., Class A* ................................................       714,400                 28,933,200
Emmis Broadcasting Corp.,
  Class A* .............................................................       372,000                 15,391,500
Entercom Communications Corp.* .........................................       611,600                 29,815,500
Infinity Broadcasting Corp.,
  Class A* .............................................................     2,092,400                 76,241,825
Rogers Communications, Inc.,
  Class B* .............................................................       995,300                 28,366,050
USA Networks, Inc.* ....................................................     4,085,440                 88,347,640
Viacom, Inc., Class B* .................................................        20,690                  1,410,799
                                                                                                   --------------
                                                                                                      434,950,992
                                                                                                   --------------
PROFESSIONAL SERVICES (1.6%)
Amdocs Ltd.* ...........................................................       796,000                 61,093,000
Automatic Data Processing, Inc. ........................................        38,230                  2,047,694
Cendant Corp.* .........................................................         7,520                    105,280
Computer Sciences Corp.* ...............................................        21,440                  1,601,300
First Data Corp. .......................................................        29,920                  1,484,780
Fiserv, Inc.* ..........................................................         3,400                    147,050
Learning Tree International, Inc.* .....................................         4,450                    272,563
                                                                                                   --------------
                                                                                                       66,751,667
                                                                                                   --------------
TRUCKING, SHIPPING (3.4%)
Teekay Shipping Corp.+ .................................................     4,276,500                140,589,937
                                                                                                   --------------
 TOTAL BUSINESS SERVICES ...............................................                              642,292,596
                                                                                                   --------------
CAPITAL GOODS (1.3%)
BUILDING & CONSTRUCTION (0.1%)
Bouygues S.A. ..........................................................         3,720                  2,483,695
                                                                                                   --------------
ELECTRICAL EQUIPMENT (1.2%)
Credence Systems Corp.* ................................................           200                     11,037
Emerson Electric Co. ...................................................         2,950                    178,106
General Electric Co. ...................................................        30,410                  1,611,730
Lam Research Corp.* ....................................................        22,270                    835,125
Sanmina Corp.* .........................................................       570,776                 48,801,348
SIPEX Corp.* ...........................................................         1,220                     33,779
                                                                                                   --------------
                                                                                                       51,471,125
                                                                                                   --------------
 TOTAL CAPITAL GOODS ...................................................                               53,954,820
                                                                                                   --------------
CONSUMER CYCLICALS (12.6%)
AIRLINES (1.3%)
Continental Airlines, Inc., Class B*+                                        1,132,500                 53,227,500
                                                                                                   --------------
APPAREL & TEXTILES (4.4%)
Linens'n Things, Inc.*+ ................................................     2,499,200                 67,790,800
Mohawk Industries, Inc.*+ ..............................................     5,301,700                115,311,975
                                                                                                   --------------
                                                                                                      183,102,775
                                                                                                   --------------
AUTO RELATED (0.0%)
International Speedway Corp.,
  Class A ..............................................................           150                      6,206
                                                                                                   --------------


                                                                                   NUMBER                 VALUE
                                                                                 OF SHARES               (NOTE 1)
                                                                           ---------------------   -------------------
HOUSEHOLD FURNITURE, APPLIANCES (0.2%)
Industrie Natuzzi S.p.A. (ADR)* ........................................       731,000             $    8,680,625
Insight Enterprises, Inc.* .............................................            70                      4,152
                                                                                                   --------------
                                                                                                        8,684,777
                                                                                                   --------------
LEISURE RELATED (0.0%)
Pegasus Systems, Inc.* .................................................           100                      1,088
                                                                                                   --------------
PHOTO & OPTICAL (0.0%)
Bausch & Lomb, Inc. ....................................................         7,430                    574,896
                                                                                                   --------------
RETAIL--GENERAL (6.7%)
Bed Bath & Beyond, Inc.* ...............................................     3,503,600                127,005,500
CVS Corp. ..............................................................        20,920                    836,800
David's Bridal, Inc.* ..................................................       860,600                  9,950,687
Kohl's Corp.* ..........................................................         4,880                    271,450
Venator Group, Inc.*+ ..................................................   13,527,600                 138,657,900
Wal-Mart Stores, Inc. ..................................................       34,220                   1,971,928
                                                                                                   --------------
                                                                                                      278,694,265
                                                                                                   --------------
 TOTAL CONSUMER CYCLICALS ..............................................                              524,291,507
                                                                                                   --------------
CONSUMER NON-CYCLICALS (16.2%)
BEVERAGES (0.0%)
Anheuser-Busch Cos., Inc. ..............................................        7,590                     566,878
Coca-Cola Co. ..........................................................       11,210                     643,875
                                                                                                   --------------
                                                                                                        1,210,753
                                                                                                   --------------
DRUGS (9.2%)
Abbott Laboratories ....................................................       34,090                   1,519,136
Alkermes, Inc.* ........................................................          350                      16,494
Allergan, Inc. .........................................................        6,220                     463,390
Alza Corp.* ............................................................      541,700                  32,028,012
American Home Products Corp. ...........................................        5,860                     344,275
AmeriSource Health Corp.
  Class A* .............................................................      631,900                  19,588,900
Amgen, Inc.* ...........................................................       29,520                   2,073,780
Andrx Corp.* ...........................................................        4,500                     287,648
Aviron* ................................................................      272,000                   8,398,000
Biogen, Inc.* ..........................................................      343,000                  22,123,500
Biovail Corporation* ...................................................      481,700                  26,704,244
Bristol-Myers Squibb Co. ...............................................       14,270                     831,228
Forest Laboratories, Inc.* .............................................      371,700                  37,541,700
Genentech, Inc.* .......................................................       10,840                   1,864,480
Genzyme Corp.--General
  Division* ............................................................      516,800                  30,717,300
IDEC Pharmaceuticals Corp.* ............................................      650,000                  76,253,125
Immunex Corp.* .........................................................       22,380                   1,106,411
MedImmune, Inc.* .......................................................      608,060                  44,996,440
Millennium Pharmaceuticals, Inc.* ......................................        2,200                     246,125
Pfizer, Inc. ...........................................................       65,354                   3,136,992
Pharmacia Corp.* .......................................................        5,910                     305,473
QTL PhotoTherapeutics, Inc.* ...........................................      876,300                  67,748,944
Sepracor, Inc.* ........................................................       33,500                   4,040,937
Teva Pharmaceutical Industries Ltd.
  (ADR) ................................................................       10,710                     593,736
                                                                                                   --------------
                                                                                                      382,930,270
                                                                                                   --------------
HOSPITAL SUPPLIES & SERVICES (6.2%)
Abgenix, Inc.* .........................................................        2,400                     287,662
Affymetrix, Inc.* ......................................................        1,500                     247,688
Allscripts, Inc.* ......................................................          200                       4,600
Biosource International, Inc. ..........................................        1,860                      41,385

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                   NUMBER                 VALUE
                                                 OF SHARES               (NOTE 1)
                                           ---------------------   -------------------
BioSphere Medical, Inc. ................               500         $     7,000
Cardinal Health, Inc. ..................         10,300                762,200
Edwards Lifesciences Corp* .............       956,500              17,695,250
HCA-The Healthcare Corp.* ..............   4,488,200               136,329,075
Health Management Associates, Inc.,
  Class A* .............................   2,957,100                38,627,119
Human Genome Sciences, Inc.* ...........       2,100                   280,087
Medical Manager Corp.* .................     241,600                 8,229,500
PE Corp-PE Biosystems Group ............      28,190                 1,857,016
Quest Diagnostics, Inc.* ...............       4,200                   313,950
St. Jude Medical, Inc.* ................       3,300                   151,388
Stryker Corp. ..........................   1,146,600                50,163,750
Women First Healthcare Inc* ............     371,000                   463,750
                                                                   -----------
                                                                   255,461,420
                                                                   -----------
RETAIL--FOOD (0.8%)
Albertson's, Inc. ......................      17,450                   580,212
BJ's Wholesale Club, Inc.* .............     879,700                29,030,100
Kroger Co.* ............................      15,010                   331,158
Safeway, Inc.* .........................      79,990                 3,609,549
                                                                   -----------
                                                                    33,551,019
                                                                   -----------
TOBACCO (0.0%)
Philip Morris Cos., Inc. ...............       4,000                   106,250
                                                                   -----------
 TOTAL CONSUMER NON-CYCLICALS ..........                           673,259,712
                                                                   -----------
CREDIT SENSITIVE (14.5%)
BANKS (1.6%)
Bank One Corp. .........................   2,464,500                65,463,281
Charter One Financial, Inc. ............       5,870                   135,010
Comerica, Inc. .........................      10,500                   471,188
First Tennessee National Corp. .........         100                     1,656
Golden West Financial Corp. ............      12,970                   529,338
PNC Bank Corp. .........................      11,010                   516,094
State Street Corp. .....................       1,460                   154,851
                                                                   -----------
                                                                    67,271,418
                                                                   -----------
FINANCIAL SERVICES (5.7%)
A.G. Edwards, Inc. .....................   1,547,700                60,360,300
American Express Co. ...................       9,860                   513,953
Citigroup, Inc. ........................      30,590                 1,843,047
GreenPoint Financial Corp. .............   1,621,900                30,410,625
Household International, Inc. ..........      10,820                   449,706
Legg Mason, Inc. .......................   1,815,300                90,765,000
Mellon Financial Corp. .................      13,990                   509,761
Merrill Lynch & Co. ....................      18,070                 2,078,050
Merrill Lynch Biotech Holding Co.*             7,000                 1,246,000
Paine Webber Group, Inc. ...............   1,016,000                46,228,000
Providian Financial Corp. ..............       5,390                   485,100
Waddell & Reed Financial, Class A ......         100                     3,281
                                                                   -----------
                                                                   234,892,823
                                                                   -----------
INSURANCE (5.5%)
Ace Ltd. ...............................   1,738,800                48,686,400
AFLAC, Inc. ............................   1,226,500                56,342,344
American International Group, Inc. .....       9,010                 1,058,675
CNA Financial Corp.* ...................   3,599,800               122,393,200
Hartford Financial Services Group,
  Inc. .................................       8,230                   460,366
                                                                   -----------
                                                                   228,940,985
                                                                   -----------
UTILITY--ELECTRIC (0.1%)
AES Corp.* .............................      35,040                 1,598,700
Calpine Corp.* .........................      60,960                 4,008,120


                                                   NUMBER                 VALUE
                                                 OF SHARES               (NOTE 1)
                                           ---------------------   -------------------
Capstone Turbine Corp. * ...............         320               $    14,420
                                                                   -----------
                                                                     5,621,240
                                                                   -----------
UTILITY--TELEPHONE (1.6%)
Intermedia Communications of
  Florida, Inc.* .......................       4,890                   145,478
Sprint Corp. (FON Group) ...............      30,050                 1,532,550
Telephone & Data Systems, Inc. .........     600,200                60,170,050
Worldcom, Inc.* ........................      50,140                 2,300,172
                                                                   -----------
                                                                    64,148,250
                                                                   -----------
 TOTAL CREDIT SENSITIVE ................                           600,874,716
                                                                   -----------
DIVERSIFIED (0.3%)
MISCELLANEOUS (0.3%)
Quanta Services, Inc.* .................         200                    11,000
Tyco International Ltd. ................     221,730                10,504,459
                                                                   -----------
 TOTAL DIVERSIFIED .....................                            10,515,459
                                                                   -----------
ENERGY (8.0%)
COAL & GAS PIPELINES (0.0%)
Enron Corp. ............................      12,610                   813,345
                                                                   -----------
OIL--DOMESTIC (0.1%)
Coastal Corp. ..........................      23,250                 1,415,343
Dynergy, Inc. ..........................      11,980                   818,384
                                                                   -----------
                                                                     2,233,727
                                                                   -----------
OIL--INTERNATIONAL (1.1%)
Devon Energy Corp. .....................       7,190                   403,988
EOG Resources, Inc. ....................      65,430                 2,191,905
Global Marine, Inc.* ...................     449,540                12,671,409
Kerr-McGee Corp. .......................     528,100                31,124,894
Noble Affiliates, Inc. .................       3,100                   115,475
                                                                   -----------
                                                                    46,507,671
                                                                   -----------
OIL--SUPPLIES & CONSTRUCTION (6.8%)
Anadarko Petroleum Corp. ...............      15,680                   773,220
Apache Corp. ...........................       9,430                   554,602
Baker Hughes, Inc. .....................      35,670                 1,141,440
Diamond Offshore Drilling, Inc. ........   3,009,400               105,705,175
Grant Prideco, Inc .....................       5,370                   134,250
Halliburton Co. ........................   1,155,180                54,510,056
Noble Drilling Corp.* ..................     761,160                31,350,278
R & B Falcon Corp.* ....................   2,201,800                51,879,912
Transocean Sedco Forex, Inc. ...........     684,580                36,582,244
Weatherford Intl., Inc.* ...............       5,390                   214,589
                                                                   -----------
                                                                   282,845,766
                                                                   -----------
 TOTAL ENERGY ..........................                           332,400,509
                                                                   -----------
TECHNOLOGY (29.3%)
COMPUTER HARDWARE (0.5%)
Cisco Systems, Inc.* ...................     235,820                14,989,309
Marvell Technology Group Ltd* ..........         300                    17,100
Sun Microsystems, Inc.* ................      48,960                 4,452,300
                                                                   -----------
                                                                    19,458,709
                                                                   -----------
COMPUTER SOFTWARE (3.1%)
Art Technology Group, Inc.* ............         800                    80,750
BEA Systems, Inc.* .....................     700,970                34,654,204
BMC Software, Inc.* ....................      59,750                 2,179,941
Cadence Design Systems, Inc.* ..........      15,530                   316,424
Computer Associates International,
  Inc. .................................      27,690                 1,417,382
E.piphany, Inc.* .......................       1,830                   196,153
i2 Technologies, Inc.* .................       4,060                   423,318

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                   NUMBER                 VALUE
                                                                                 OF SHARES               (NOTE 1)
                                                                           ---------------------   -------------------
Internet Commerce Corp.,
  Class A* .............................................................               300         $     4,350
Lightspan, Inc. ........................................................               220               1,210
Mercury Interactive Corp* ..............................................           5,290               511,808
Microsoft Corp.* .......................................................       137,850              11,028,000
Oracle Corp.* ..........................................................       179,600              15,097,625
Rational Software Corp.* ...............................................       607,000              56,413,063
Siebel Systems, Inc.* ..................................................        11,090               1,813,908
Tibco Software, Inc. ...................................................         3,300                 353,873
VERITAS Software Corp.* ................................................        22,080               2,495,385
                                                                                                   -----------
                                                                                                   126,987,394
                                                                                                   -----------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (11.3%)
ADC Telecommunications, Inc.* ..........................................        37,523               3,147,216
Adelphia Business Solutions, Inc.* .....................................       877,800              20,353,987
Akamai Technologies, Inc. ..............................................         2,600                 308,709
Alcatel S.A. (ADR) .....................................................        13,040                 867,160
Brocade Communications System ..........................................         3,790                 695,406
Call-Net Enterprises, Inc. .............................................           300                     731
China Unicom (ADR)* ....................................................         2,800                  59,500
CIENA Corp.* ...........................................................        36,280               6,047,423
Comverse Technology, Inc.* .............................................       826,550              76,869,150
Corning, Inc. ..........................................................        31,420               8,479,473
Crown Castle International Corp.* ......................................       878,400              32,061,600
Global Crossing, Ltd.* .................................................        34,420                 905,676
Global TeleSystems Group, Inc.* ........................................   5,328,600                64,276,237
ITC DeltaCom, Inc.* ....................................................         140                     3,124
Juniper Networks, Inc. .................................................      14,070                 2,048,064
Lucent Technologies, Inc. ..............................................       2,570                   152,273
McLeodUSA, Inc.* .......................................................   1,172,400                24,254,025
Metromedia Fiber Network, Inc.
  Class A* .............................................................      98,300                 3,901,281
MGC Communications, Inc.* ..............................................       4,400                   263,725
Motorola, Inc. .........................................................       2,810                    81,666
MRV Communications, Inc.* ..............................................      11,200                   753,200
NEXTLINK Communications, Inc.,
  Class A* .............................................................       1,540                    58,424
Nortel Networks Corp. ..................................................     175,490                11,977,193
NTL, Inc.* .............................................................   2,280,913               136,569,666
Pinnacle Holdings, Inc.* ...............................................     565,700                30,547,800
Scientific-Atlanta, Inc. ...............................................       3,900                   290,550
Sonera Group OYJ .......................................................      24,010                 1,093,510
Sycamore Networks, Inc.* ...............................................      14,930                 1,647,899
Telefonaktiebolaget LM Ericsson
  AB (ADR) .............................................................     139,950                 2,799,000
Tellabs, Inc.* .........................................................      35,980                 2,462,381
VoiceStream Wireless Corp.* ............................................      30,710                 3,571,477
XM Satellite Radio Holdings Inc.* ......................................     860,200                32,203,737
                                                                                                   -----------
                                                                                                   468,751,263
                                                                                                   -----------
ELECTRONICS (8.2%)
Altera Corp.* ..........................................................     546,590                55,718,018
AMTI, Inc.* ............................................................          70                     3,255
Analog Devices, Inc.* ..................................................      58,680                 4,459,680
Applied Material, Inc.* ................................................      14,370                 1,302,281
ARM Holdings plc (ADR)* ................................................      77,210                 2,538,279
Atmel Corp.* ...........................................................      17,160                   632,775
Burr-Brown Corp.* ......................................................         100                     8,669
Conductus, Inc. ........................................................         500                     9,875
Emulex Corp.* ..........................................................       2,400                   157,650


                                                                                   NUMBER                 VALUE
                                                                                 OF SHARES               (NOTE 1)
                                                                           ---------------------   -------------------
Fairchild Semiconductor
  International, Inc.* .................................................   1,478,800               $59,891,400
Flextronics International, Ltd* ........................................     696,950                47,871,753
Intel Corp. ............................................................      67,740                 9,055,991
Jabil Circuit, Inc.* ...................................................       3,570                   177,161
JDS Uniphase Corp.* ....................................................      16,780                 2,011,503
Linear Technology Corp. ................................................      27,660                 1,768,511
LSI Logic Corp.* .......................................................      37,460                 2,027,523
LTX Corp.* .............................................................         270                     9,433
Maxim Integrated Products* .............................................          70                     4,756
Micrel, Inc.* ..........................................................         160                     6,950
Micron Technology, Inc.* ...............................................     116,970                10,300,671
National Semiconductor Corp.* ..........................................      33,190                 1,883,533
Novellus Systems, Inc.* ................................................       2,950                   166,859
Photronics, Inc.* ......................................................          60                     1,703
PMC-Sierra, Inc.* ......................................................       3,910                   694,758
Priceline.com, Inc.* ...................................................   1,186,500                45,068,461
RadioShack Corp.* ......................................................      26,670                 1,263,491
RF Micro Devices, Inc.* ................................................     388,200                34,016,025
SAP AG .................................................................         850                    39,897
Seagate Technology, Inc.* ..............................................       7,240                   398,200
Solectron Corp.* .......................................................      21,120                   884,400
Teradyne, Inc.* ........................................................     614,090                45,135,615
Texas Instruments, Inc. ................................................       6,060                   416,246
VeriSign, Inc.* ........................................................      29,653                 5,233,666
Waters Corp. ...........................................................       3,200                   399,400
Xilinx, Inc.* ..........................................................      67,350                 5,560,584
                                                                                                   -----------
                                                                                                   339,118,972
                                                                                                   -----------
OFFICE EQUIPMENT (0.2%)
Cabletron Systems Corp.* ...............................................      14,200                   358,550
Check Point Software
  Technologies* ........................................................      13,190                 2,792,983
Compaq Computer Corp. ..................................................      15,120                   386,505
Dell Computer Corp.* ...................................................      20,720                 1,021,755
EMC Corp.* .............................................................      73,100                 5,624,131
United Stationers, Inc.* ...............................................         160                     5,180
                                                                                                   -----------
                                                                                                    10,189,104
                                                                                                   -----------
OFFICE EQUIPMENT SERVICES (1.2%)
Ariba, Inc.* ...........................................................       1,600                   156,875
ChoicePoint, Inc.* .....................................................     729,902                32,480,617
Foundry Networks, Inc.* ................................................       1,730                   190,300
Microchip Technology, Inc. .............................................          80                     4,661
Redback Networks, Inc. .................................................       6,400                 1,139,200
StorageNetworks Inc.* ..................................................      25,100                 2,265,275
Sykes Enterprises, Inc.* ...............................................     944,400                12,159,150
                                                                                                   -----------
                                                                                                    48,396,078
                                                                                                   -----------
TELECOMMUNICATIONS EQUIPMENT (0.2%)
UnitedGlobalCom Inc., Class A* .........................................     193,000                 9,022,750
                                                                                                   -----------
WIRELESS TELECOMMUNICATION
  SERVICES (4.6%)
Aether Systems, Inc. ...................................................         700                   143,500
Millicom International Cellular
  S.A.*+ ...............................................................   2,350,800                82,278,000
New Focus Inc* .........................................................         110                     9,034
Nextel Communications, Inc.,
  Class A* .............................................................   1,612,600                98,670,962
Nokia OYJ (ADR) ........................................................     106,390                 5,312,851
Sprint Corp. (PCS Group)* ..............................................      56,510                 3,362,345
Vodafone AirTouch plc ..................................................     405,800                 1,638,988

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)


                                          NUMBER          VALUE
                                        OF SHARES       (NOTE 1)
                                      ------------- ----------------
Vodafone AirTouch plc (ADR) .........        26,134  $    1,082,928
                                                     --------------
                                                        192,498,608
                                                     --------------
 TOTAL TECHNOLOGY ...................                 1,214,422,878
                                                     --------------
TOTAL COMMON STOCKS (97.7%)
 (Cost $3,538,987,459) ..............                 4,052,012,197
                                                     --------------
                                        NUMBER OF
                                         WARRANTS
                                      -------------
WARRANTS:
TECHNOLOGY (0.0%)
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (0.0%)
American Satellite Network* .........       49,450               --
Millicom International Cellular
  S.A.* .............................      197,800               --
                                                     --------------
TOTAL WARRANTS (0.0%)
 (Cost $0) ..........................                            --
                                                     --------------
                                        PRINCIPAL
                                         AMOUNT
                                      -------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.2%)
CDC Commercial Paper Corp.
  7/5/00 ............................ $50,000,000        49,961,667
                                                     --------------


                                         PRINCIPAL          VALUE
                                          AMOUNT          (NOTE 1)
                                      -------------- ------------------
TIME DEPOSITS (1.0%)
Chase Nassau
  6.26%, 7/3/00 .....................  $ 1,332,115     $    1,332,115
Deutsche Bank
  6.88%, 7/3/00 .....................   39,700,000         39,700,000
                                                       --------------
                                                           41,032,115
                                                       --------------
U.S. GOVERNMENT AGENCIES (0.4%)
Federal Home Loan Mortgage
  Corp. (Discount Note), 7/3/00 .....   17,700,000         17,693,540
                                                       --------------
TOTAL SHORT-TERM DEBT SECURITIES (2.6%)
  (Amortized Cost $108,687,322)                           108,687,322
                                                       --------------
TOTAL INVESTMENTS (100.3%)
  (Cost/Amortized Cost
  $3,647,674,781) ...................                   4,160,699,519
OTHER ASSETS
  LESS LIABILITIES (--0.3%) .........                     (13,663,489)
                                                       --------------
NET ASSETS (100%) ...................                  $4,147,036,030
                                                       ==============

----------
*     Non-income producing
  Glossary:
     ADR--American Depositary Receipt
+     Issuer of this security is an affiliate of the Trust.


--------------------------------------------------------------------------------
Investments in companies which were affiliates for the period from January 1, 2000 to June 30, 2000 were as follows:







                                               MARKET VALUE
                                               DECEMBER 31,     PURCHASES        SALES
                  SECURITIES                       1999          AT COST        AT COST
--------------------------------------------- -------------- -------------- --------------
Budget Group, Inc. ..........................  $         --   $29,154,813    $ 29,154,813
Circuit City Stores, Inc.--CarMax Group .....    10,439,087            --      70,217,548
Continental Airlines, Inc., Class B .........   200,122,375     2,632,035     113,060,519
DBT Online, Inc. ............................    26,751,563     6,195,858              --
Linens 'n Things, Inc. ......................            --    54,544,972       1,823,831
Millicom International Cellular S.A. ........   159,268,325     7,896,525       7,811,723
Mohawk Industries, Inc. .....................   140,995,475     8,483,296       4,405,350
Premier Parks, Inc. .........................   145,218,150       374,400     119,335,958
Teekay Shipping Corp. .......................    53,237,625    24,336,582      13,894,719
Unifi, Inc. .................................    36,698,638            --      70,078,138
United Rentals North America, Inc. ..........    61,656,850     2,845,782     106,861,231
Venator Group, Inc. .........................    95,497,500       800,905       4,120,434
                                               ------------
                                               $929,885,588
                                               ============



                                               MARKET VALUE                    REALIZED
                                                 JUNE 30,      DIVIDEND          GAIN
                  SECURITIES                       2000         INCOME          (LOSS)
--------------------------------------------- -------------- ------------ -----------------
Budget Group, Inc. ..........................  $         --   $       --   $  (17,497,407)
Circuit City Stores, Inc.--CarMax Group .....            --           --      (64,493,806)
Continental Airlines, Inc., Class B .........    53,227,500           --       26,921,464
DBT Online, Inc. ............................            --           --               --
Linens 'n Things, Inc. ......................    67,790,800           --          614,286
Millicom International Cellular S.A. ........    82,278,000           --       10,518,387
Mohawk Industries, Inc. .....................   115,311,975           --        4,451,718
Premier Parks, Inc. .........................            --           --        1,224,275
Teekay Shipping Corp. .......................   140,589,937    1,752,809        3,128,489
Unifi, Inc. .................................            --           --      (41,287,709)
United Rentals North America, Inc. ..........            --           --      (55,618,232)
Venator Group, Inc. .........................   138,657,900           --       (2,137,002)
                                               ------------   ----------   --------------
                                               $597,856,112   $1,752,809   $ (134,175,537)
                                               ============   ==========   ==============

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $823,572,600
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     912,927,278

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $  839,698,580
Aggregate gross unrealized depreciation ..........      (326,673,842)
                                                      --------------
Net unrealized appreciation ......................    $  513,024,738
                                                      ==============
Federal income tax cost of investments ...........    $3,647,674,781
                                                      ==============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $438,685,624 which was secured by collateral of $434,143,957.


For the period from January 1, 2000 to June 30, 2000 the Portfolio incurred approximately $70 of brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp. an affiliated broker/dealer.




































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                 NUMBER                 VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           ------------------   --------------------
COMMON STOCKS:
BASIC MATERIALS (0.0%)
METALS & MINING (0.0%)
Alcoa, Inc. ............................................................     30,000             $      870,000
                                                                                                --------------
BUSINESS SERVICES (4.0%)
ENVIRONMENTAL CONTROL (0.1%)
Ecolab, Inc. ...........................................................     28,000                  1,093,750
                                                                                                --------------
PRINTING, PUBLISHING,
  BROADCASTING (3.5%)
Adelphia Communications Corp.
  Class A* .............................................................     48,000                  2,250,000
AMFM, Inc.* ............................................................     83,500                  5,761,500
AT&T Corp.--Liberty Media
  Group, Class A* ......................................................   603,070                  14,624,448
Cablevision Systems Corp.,
  Class A* .............................................................   110,000                   7,466,250
Charter Communications, Inc.* ..........................................   165,000                   2,712,187
Clear Channel Communications,
  Inc.* ................................................................    47,900                   3,592,500
Comcast Corp., Class A* ................................................    76,000                   3,078,000
Fox Entertainment Group, Inc.,
  Class A* .............................................................   119,000                   3,614,625
Gannett Co., Inc. ......................................................   101,630                   6,078,744
Interpublic Group, Inc. ................................................    22,000                     946,000
MediaOne Group, Inc.* ..................................................    60,000                   3,978,600
Omnicom Group, Inc. ....................................................    25,500                   2,271,094
Time Warner, Inc. ......................................................    50,000                   3,800,000
Viacom, Inc.* ..........................................................    21,000                   1,435,875
Viacom, Inc., Class B* .................................................   182,100                  12,416,944
                                                                                                --------------
                                                                                                    74,026,767
                                                                                                --------------
PROFESSIONAL SERVICES (0.4%)
Amdocs Automatic Common
  Exchange Securities Trust ............................................    30,900                   1,950,563
Amdocs Ltd.* ...........................................................    16,800                   1,289,400
First Data Corp. .......................................................    87,400                   4,337,225
                                                                                                --------------
                                                                                                     7,577,188
                                                                                                --------------
  TOTAL BUSINESS SERVICES ..............................................                            83,567,705
                                                                                                --------------
CAPITAL GOODS (2.3%)
AEROSPACE (0.5%)
Lockheed Martin Corp. ..................................................   129,000                   3,200,812
Raytheon Co. ...........................................................    47,000                     904,750
Textron, Inc. ..........................................................    36,000                   1,955,250
United Technologies Corp. ..............................................    60,000                   3,532,500
                                                                                                --------------
                                                                                                     9,593,312
                                                                                                --------------
BUILDING & CONSTRUCTION (0.1%)
Masco Corp. ............................................................    77,000                   1,390,813
                                                                                                --------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.1%)
Lowe's Cos., Inc. ......................................................    72,000                   2,956,500
                                                                                                --------------
ELECTRICAL EQUIPMENT (1.4%)
Emerson Electric Co. ...................................................    36,000                   2,173,500
General Electric Co. ...................................................   254,700                  13,499,100
Sanmina Corp.* .........................................................   153,400                  13,115,700
                                                                                                --------------
                                                                                                    28,788,300
                                                                                                --------------
MACHINERY (0.2%)
Dover Corp. ............................................................    21,000                     851,813
Illinois Tool Works, Inc. ..............................................    55,000                   3,135,000


                                                                                 NUMBER                 VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           ------------------   --------------------
W.W. Grainger, Inc. ....................................................    41,000              $    1,263,313
                                                                                                --------------
                                                                                                     5,250,126
                                                                                                --------------
  TOTAL CAPITAL GOODS ..................................................                            47,979,051
                                                                                                --------------
CONSUMER CYCLICALS (3.9%)
AIRLINES (1.0%)
Alaska Air Group, Inc.* ................................................     5,000                     135,625
Continental Airlines, Inc.,
  Class B* .............................................................   364,300                  17,122,100
Northwest Airlines Corp.,
  Class A* .............................................................   125,000                   3,804,688
                                                                                                --------------
                                                                                                    21,062,413
                                                                                                --------------
APPAREL & TEXTILES (0.2%)
Fast Retailing Co., Ltd. ...............................................     1,000                     418,296
Nike, Inc., Class B ....................................................    66,000                   2,627,625
V.F. Corp. .............................................................    25,000                     595,312
                                                                                                --------------
                                                                                                     3,641,233
                                                                                                --------------
AUTOS & TRUCKS (0.0%)
Autonation, Inc.* ......................................................    85,000                     600,313
                                                                                                --------------
HOUSEHOLD FURNITURE, APPLIANCES (0.3%)
MGM Grand, Inc. ........................................................   135,730                   4,360,326
Sony Corp. (ADR) .......................................................     8,000                     754,500
Williams-Sonoma, Inc.* .................................................    41,000                   1,329,938
                                                                                                --------------
                                                                                                     6,444,764
                                                                                                --------------
LEISURE RELATED (0.8%)
Carnival Corp., Class A ................................................   182,000                   3,549,000
MGM Grand, Inc.* .......................................................    39,600                   1,272,150
Park Place Entertainment Corp.*                                            430,300                   5,244,281
Royal Caribbean Cruises Ltd. ...........................................    88,000                   1,628,000
Walt Disney Co. ........................................................   108,300                   4,203,394
                                                                                                --------------
                                                                                                    15,896,825
                                                                                                --------------
PHOTO & OPTICAL (0.0%)
Canon, Inc. ............................................................    10,000                     497,433
                                                                                                --------------
RETAIL--GENERAL (1.6%)
Costco Wholesale Corp.* ................................................    11,800                     389,400
GAP, Inc. ..............................................................   264,200                   8,256,250
Home Depot, Inc. .......................................................   231,769                  11,573,964
Kohl's Corp.* ..........................................................   133,400                   7,420,375
Tiffany & Co ...........................................................    31,100                   2,099,250
Wal-Mart Stores, Inc. ..................................................    75,200                   4,333,400
                                                                                                --------------
                                                                                                    34,072,639
                                                                                                --------------
  TOTAL CONSUMER CYCLICALS .............................................                            82,215,620
                                                                                                --------------
CONSUMER NON-CYCLICALS (6.9%)
BEVERAGES (0.2%)
Anheuser-Busch Cos., Inc. ..............................................    20,000                   1,493,750
PepsiCo, Inc. ..........................................................    32,000                   1,422,000
Seagram Co. Ltd. .......................................................     6,000                     322,500
Starbucks Corp.* .......................................................    12,000                     458,250
                                                                                                --------------
                                                                                                     3,696,500
                                                                                                --------------
DRUGS (3.5%)
American Home Products Corp. ...........................................    64,800                   3,807,000
Amgen, Inc.* ...........................................................    45,300                   3,182,325
AstraZeneca Group plc (ADR) ............................................   105,000                   4,882,500
Forest Laboratories, Inc.* .............................................    37,000                   3,737,000
Genentech, Inc.* .......................................................    13,700                   2,356,400
Lilly (Eli) & Co. ......................................................    14,900                   1,488,138

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                       ------------------   --------------------
Merck & Co., Inc. ..................         42,400         $    3,248,900
Millennium Pharmaceuticals,
  Inc.* ............................         39,100              4,374,312
Pfizer, Inc. .......................       497,825              23,895,600
Pharmacia Corp.* ...................       231,500              11,965,656
Schering-Plough Corp. ..............       199,600              10,079,800
Takeda Chemical Industries Ltd.             10,000                 655,707
                                                            --------------
                                                                73,673,338
                                                            --------------
FOODS (0.5%)
Campbell Soup Co. ..................        80,000               2,330,000
ConAgra, Inc. ......................        54,000               1,029,375
General Mills, Inc. ................        39,000               1,491,750
H.J. Heinz Co. .....................        24,000               1,050,000
Kellogg Co. ........................       138,000               4,105,500
                                                            --------------
                                                                10,006,625
                                                            --------------
HOSPITAL SUPPLIES & SERVICES (1.8%)
Becton, Dickinson and Co. ..........        82,000               2,352,375
Guidant Corp.* .....................        95,000               4,702,500
Health Management Associates,
  Inc., Class A* ...................       325,000               4,245,313
Human Genome Sciences, Inc.* .......        42,708               5,696,179
IMS Health, Inc. ...................       507,395               9,133,110
Medtronic, Inc. ....................       193,000               9,613,813
Tenet Healthcare Corp.* ............        52,000               1,404,000
                                                            --------------
                                                                37,147,290
                                                            --------------
RETAIL--FOOD (0.6%)
Kroger Co.* ........................       525,970              11,604,213
McDonald's Corp. ...................        31,000               1,021,063
                                                            --------------
                                                                12,625,276
                                                            --------------
SOAPS & TOILETRIES (0.2%)
Clorox Co. .........................        73,000               3,271,313
Estee Lauder Cos., Class A .........        24,600               1,216,163
Kao Corp. ..........................         4,000                 122,097
                                                            --------------
                                                                 4,609,573
                                                            --------------
TOBACCO (0.1%)
Philip Morris Cos., Inc. ...........        44,000               1,168,750
                                                            --------------
  TOTAL CONSUMER NON-CYCLICALS                                 142,927,352
                                                            --------------
CREDIT SENSITIVE (9.8%)
BANKS (0.8%)
Bank of America Corp. ..............       256,300              11,020,900
Bank One Corp. .....................        61,000               1,620,313
PT Bank Dagang Nasional
  Indonesia Tbk* ...................   1,230,000                        --
Sumitomo Trust & Banking ...........      41,000                   291,629
Washington Mutual, Inc. ............      90,000                 2,598,750
Wells Fargo Co. ....................      15,000                   581,250
                                                            --------------
                                                                16,112,842
                                                            --------------
FINANCIAL SERVICES (5.1%)
American Express Co. ...............      77,600                 4,044,900
Associates First Capital Corp.,
  Class A ..........................     759,100                16,937,419
Charles Schwab Corp. ...............      35,700                 1,200,412
CIT Group, Inc., Class A ...........     406,200                 6,600,750
Citigroup, Inc. ....................     453,100                27,299,275
Household International, Inc. ......      37,000                 1,537,812
Legg Mason, Inc. ...................     117,000                 5,850,000
MBNA Corp. .........................     560,400                15,200,850


                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                       ------------------   --------------------
Merrill Lynch & Co. ................      37,800            $    4,347,000
Morgan Stanley Dean Witter &
  Co. ..............................     140,700                11,713,275
Peregrine Investment Holdings* .....     472,000                        --
Providian Financial Corp. ..........     117,000                10,530,000
SLM Holding Corp. ..................      50,000                 1,871,875
Worms et Compagnie* ................       9,375                   139,583
                                                            --------------
                                                               107,273,151
                                                            --------------
INSURANCE (1.5%)
Ace Ltd. ...........................     190,000                 5,320,000
AFLAC, Inc. ........................     109,500                 5,030,156
Allstate Corp. .....................      27,000                   600,750
American International Group,
  Inc. .............................     139,300                16,367,750
Cincinnati Financial Corp. .........      25,000                   785,938
Hartford Financial Services
  Group, Inc. ......................      40,000                 2,237,500
Jefferson-Pilot Corp. ..............      22,000                 1,241,625
Lincoln National Corp. .............      12,000                   433,500
                                                            --------------
                                                                32,017,219
                                                            --------------
UTILITY--ELECTRIC (0.3%)
AES Corp.* .........................      44,000                 2,007,500
American Electric Power Co. ........      29,000                   859,125
CINergy Corp. ......................      62,000                 1,577,125
Niagara Mohawk Holdings, Inc.*            44,000                   613,250
NiSource, Inc. .....................      62,500                 1,164,063
Northeast Utilities ................      18,000                   391,500
                                                            --------------
                                                                 6,612,563
                                                            --------------
UTILITY--TELEPHONE (2.1%)
Allegiance Telecom, Inc.* ..........      27,400                 1,753,600
AT&T Corp. .........................      15,000                   474,375
Sprint Corp. (FON Group) ...........     200,000                10,200,000
U.S. WEST, Inc. ....................     257,000                22,037,750
Worldcom, Inc.* ....................     182,900                 8,390,538
                                                            --------------
                                                                42,856,263
                                                            --------------
  TOTAL CREDIT SENSITIVE ...........                           204,872,038
                                                            --------------
DIVERSIFIED (1.0%)
MISCELLANEOUS (1.0%)
Berkshire Hathaway, Inc.,
  Class A* .........................          49                 2,636,200
Tyco International Ltd. ............     369,400                17,500,325
                                                            --------------
  TOTAL DIVERSIFIED ................                            20,136,525
                                                            --------------
ENERGY (2.2%)
COAL & GAS PIPELINES (0.1%)
Williams Cos., Inc. ................      72,000                 3,001,500
                                                            --------------
OIL--DOMESTIC (0.2%)
Exxon Mobil Corp. ..................      42,000                 3,297,000
                                                            --------------
OIL--INTERNATIONAL (1.1%)
BP Amoco plc (ADR) .................     113,000                 6,391,562
Kerr-McGee Corp. ...................      70,000                 4,125,625
Repsol S.A. (ADR) ..................     184,000                 3,645,500
Royal Dutch Petroleum Co.
  (New York Shares) ................      11,000                   677,188
Shell Transport & Trading Co.
  (ADR) ............................      35,000                 1,747,813
Texaco, Inc. .......................      37,000                 1,970,250

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                        ------------------   --------------------
Total Fina S.A. (ADR) ...............         57,500         $    4,416,719
                                                             --------------
                                                                 22,974,657
                                                             --------------
OIL--SUPPLIES & CONSTRUCTION (0.7%)
Baker Hughes, Inc. ..................         88,000              2,816,000
Noble Drilling Corp.* ...............       113,600               4,678,900
Santa Fe International Corp. ........        90,000               3,144,375
Schlumberger Ltd. ...................        28,400               2,119,350
Stolt Comex Seaway S.A.
  (ADR)* ............................       100,300               1,191,063
Transocean Sedco Forex, Inc. ........        10,000                 534,375
                                                             --------------
                                                                 14,484,063
                                                             --------------
RAILROADS (0.1%)
Canadian National Railway Co. .......        17,000                 496,187
Union Pacific Corp. .................        27,000               1,004,063
                                                             --------------
                                                                  1,500,250
                                                             --------------
  TOTAL ENERGY ......................                            45,257,470
                                                             --------------
TECHNOLOGY (16.8%)
COMPUTER HARDWARE (1.6%)
Cisco Systems, Inc.* ................       307,200              19,526,400
Hewlett Packard Co. .................        84,000              10,489,500
Sun Microsystems, Inc.* .............        28,400               2,582,625
                                                             --------------
                                                                 32,598,525
                                                             --------------
COMPUTER SOFTWARE (1.3%)
America Online, Inc.* ...............        79,400               4,188,350
Cadence Design Systems, Inc.* .......        90,000               1,833,750
Computer Associates
  International, Inc. ...............       120,000               6,142,500
Genuity Inc* ........................        47,300                 433,091
Informix Corp.* .....................       250,000               1,859,375
Macromedia, Inc.* ...................        13,000               1,256,937
Microsoft Corp.* ....................       137,400              10,992,000
VERITAS Software Corp.* .............        11,000               1,243,172
                                                             --------------
                                                                 27,949,175
                                                             --------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (3.5%)
Adelphia Business Solutions,
  Inc.* .............................       175,000               4,057,813
China Telecom (Hong Kong)
  Ltd.* .............................        26,000                 229,299
Colt Telecom Group Plc ..............        20,300               2,753,188
Corning, Inc. .......................        10,900               2,941,638
General Motors Corp., Class H* ......        53,360               4,682,340
Global Crossing, Ltd.* ..............        93,400               2,457,588
Global TeleSystems Group, Inc.*             648,600               7,823,737
Juniper Networks, Inc. ..............         8,600               1,251,838
Level 3 Communications, Inc.* .......         9,700                 853,600
Lucent Technologies, Inc. ...........        12,800                 758,400
Metromedia Fiber Network, Inc.
  Class A* ..........................        41,700               1,654,969
Millicom International Cellular
  S.A.* .............................       210,900               7,381,500
Motorola, Inc. ......................        60,800               1,767,000
NEXTLINK Communications,
  Inc., Class A* ....................        33,600               1,274,700
Nortel Networks Corp. ...............        30,600               2,088,450
NTL, Inc.* ..........................       242,550              14,522,681
Qwest Communications
  International, Inc.* ..............       111,400               5,535,187


                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                        ------------------   --------------------
Telefonaktiebolaget LM Ericsson
  AB (ADR) ..........................       175,500          $    3,510,000
Univision Communications, Inc.,
  Class A* ..........................        20,800               2,152,800
VoiceStream Wireless Corp.* .........        49,000               5,698,547
                                                             --------------
                                                                 73,395,275
                                                             --------------
ELECTRONICS (5.5%)
Advanced Micro Devices, Inc.* .......        17,000               1,313,250
Agilent Technologies, Inc.* .........        41,575               3,066,171
Altera Corp.* .......................        58,000               5,912,375
Applied Material, Inc.* .............       114,300              10,358,437
Applied Micro Circuits Corp.* .......        23,700               2,340,375
ASM Lithography Holding N.V.
  (New York Shares)* ................        32,900               1,451,713
Broadcom Corp., Ltd.* ...............         3,700                 810,069
Burr-Brown Corp.* ...................        20,000               1,733,750
Flextronics International, Ltd* .....       132,600               9,107,963
Intel Corp. .........................       224,200              29,972,737
JDS Uniphase Corp.* .................        18,200               2,181,725
KLA-Tencor Corp.* ...................        19,000               1,112,688
Micron Technology, Inc.* ............       150,000              13,209,375
PMC-Sierra, Inc.* ...................         4,000                 710,750
Solectron Corp.* ....................       453,800              19,002,875
STMicroelectronics N.V.
  (New York Shares) .................        29,500               1,893,531
Teradyne, Inc.* .....................        23,000               1,690,500
Texas Instruments, Inc. .............       103,500               7,109,156
Tokyo Electron Ltd. .................         3,000                 410,382
VeriSign, Inc.* .....................         7,600               1,341,400
Xilinx, Inc.* .......................        11,900                 982,494
                                                             --------------
                                                                115,711,716
                                                             --------------
OFFICE EQUIPMENT (1.4%)
Compaq Computer Corp. ...............       292,500               7,477,031
Dell Computer Corp.* ................       293,900              14,492,944
EMC Corp.* ..........................        56,400               4,339,275
International Business Machines
  Corp. .............................        19,000               2,081,687
                                                             --------------
                                                                 28,390,937
                                                             --------------
TELECOMMUNICATIONS EQUIPMENT (0.5%)
UnitedGlobalCom Inc., Class A*              208,300               9,738,025
                                                             --------------
WIRELESS TELECOMMUNICATION
  SERVICES (3.0%)
AT&T Wireless Group* ................       252,500               7,038,437
Nextel Communications, Inc.,
  Class A* ..........................       299,700              18,337,894
Nokia OYJ (ADR) .....................       203,600              10,167,275
NTT Mobile Communications
  Network, Inc. .....................            20                 540,770
Sprint Corp. (PCS Group)* ...........        27,000               1,606,500
US Cellular Corp.* ..................        80,000               5,040,000
Vodafone AirTouch plc ...............   3,500,000                14,136,173
Vodafone AirTouch plc (ADR) .........     160,900                 6,667,294
                                                             --------------
                                                                 63,534,343
                                                             --------------
  TOTAL TECHNOLOGY ..................                           351,317,996
                                                             --------------
TOTAL COMMON STOCKS (46.9%)
(Cost $863,652,291) .................                           978,273,757
                                                             --------------

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)


                                                NUMBER               VALUE
                                              OF SHARES            (NOTE 1)
                                         -------------------   ----------------
CONVERTIBLE PREFERRED STOCK:
CREDIT SENSITIVE (0.1%)
UTILITY--TELEPHONE (0.1%)
Nextlink Communications ..............          5,600          $     962,500
                                                               -------------
TECHNOLOGY (0.0%)
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (0.0%)
WinStar Communications, Inc. .........         11,000                618,750
                                                               -------------
TOTAL CONVERTIBLE PREFERRED
  STOCKS (0.1%)
 (Cost $1,136,476) ...................                             1,581,250
                                                               -------------
                                               NUMBER
                                                 OF
                                              WARRANTS
                                              ------
WARRANTS:
BUSINESS SERVICES (0.0%)
TRUCKING, SHIPPING (0.0%)
Frontline Ltd., expiring 5/11/01*
  (Cost $0) ..........................         26,628                     --
                                                               -------------
                                              PRINCIPAL
                                               AMOUNT
                                             -------
CONVERTIBLE BONDS:
CAPITAL GOODS (0.1%)
MACHINERY (0.1%)
Advanced Energy Industries, Inc.
  5.25%, 11/15/06 ....................   $  1,915,000              2,587,644
                                                               -------------
CONSUMER CYCLICALS (0.1%)
RETAIL--GENERAL (0.1%)
Amazon.com, Inc.
  4.75%, 2/1/09 ......................      1,680,000              1,056,300
                                                               -------------
TECHNOLOGY (0.4%)
COMPUTER SOFTWARE (0.1%)
BEA Systems, Inc.
  4.00%, 12/15/06 ....................      1,085,000              1,698,025
                                                               -------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (0.0%)
NTL, Inc.
  7.00%, 12/15/08 ....................        200,000                320,000
                                                               -------------
ELECTRONICS (0.2%)
Burr-Brown Corp.
  4.25%, 2/15/07 .....................      1,600,000              2,684,000
Lattice Semiconductor Co.
  4.75%, 11/1/06                              445,000                802,669
 4.75%, 11/1/06 ......................        195,000                350,025
LSI Logic Corp
 4.25%, 3/15/04 ......................        225,000                789,469
Sanmina Corp.
 4.25%, 5/1/04 .......................        174,000                350,392
                                                               -------------
                                                                   4,976,555
                                                               -------------
OFFICE EQUIPMENT SERVICES (0.1%)
Checkfree Holdings Corp.
 6.50%, 12/1/06 ......................      1,260,000              1,192,275
                                                               -------------
  TOTAL TECHNOLOGY ...................                             8,186,855
                                                               -------------
TOTAL CONVERTIBLE BONDS (0.6%)
 (Cost $9,839,943) ...................                            11,830,799
                                                               -------------




                                         PRINCIPAL            VALUE
                                           AMOUNT            (NOTE 1)
                                      ---------------   -----------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (0.7%)
PRINTING, PUBLISHING,
  BROADCASTING (0.7%)
CBS Corp.
 7.15%, 5/20/05 ...................   $ 10,570,000      $   10,392,847
Time Warner Entertainment
 8.375%, 3/15/23 ..................      4,980,000           5,041,403
                                                        --------------
  TOTAL BUSINESS SERVICES .........                         15,434,250
                                                        --------------
CAPITAL GOODS (0.4%)
AEROSPACE (0.4%)
Raytheon Co.
 7.90%, 3/1/03 ....................      8,600,000           8,640,902
                                                        --------------
CONSUMER CYCLICALS (0.5%)
RETAIL--GENERAL (0.5%)
Wal-Mart Stores, Inc.
 6.875%, 8/10/09 ..................      9,960,000           9,739,486
                                                        --------------
CREDIT SENSITIVE (45.6%)
ASSET BACKED (2.0%)
Abbey National Capital Trust
 8.96%, 12/29/49 ..................      5,500,000           5,461,896
Capital Auto Receivables Asset
  Trust
 5.58%, 6/15/02 ...................     20,000,000          19,857,400
Carco Auto Loan Master Trust
 5.65%, 3/15/03 ...................     15,930,000          15,771,337
                                                        --------------
                                                            41,090,633
                                                        --------------
BANKS (0.5%)
Chase Manhattan Corp.
 6.375%, 4/1/08 ...................      5,190,000           4,745,254
International Bank Recon &
  Development
 7.00%, 1/27/05 ...................      6,700,000           6,690,747
                                                        --------------
                                                            11,436,001
                                                        --------------
FINANCIAL SERVICES (1.9%)
Ford Motor Credit Corp.
 7.25%, 1/15/03 ...................     20,400,000          20,216,726
Household Finance Corp.
 6.50%, 11/15/08 ..................      7,050,000           6,395,104
KBC Bank Fund Trust III
 9.86%, 11/29/49 ..................      9,085,000           9,268,063
NationsBank Corp.
 6.80%, 3/15/28 ...................      4,045,000           3,440,661
                                                        --------------
                                                            39,320,554
                                                        --------------
FOREIGN GOVERNMENT (1.8%)
Quebec Province
 7.50%, 9/15/29 ...................      6,120,000           6,001,199
United Mexican States
 10.375%, 2/17/09 .................     29,985,000          31,934,025
                                                        --------------
                                                            37,935,224
                                                        --------------
U.S. GOVERNMENT (18.7%)
U.S. Treasury Bond
 12.00%, 8/15/13 ..................     37,175,000          50,232,719
 8.125%, 8/15/19 ..................     90,545,000         109,460,756
 8.125%, 5/15/21 ..................     20,200,000          24,593,500

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                 PRINCIPAL                VALUE
                                                                                   AMOUNT                (NOTE 1)
                                                                           ---------------------   -------------------
U.S. Treasury Notes
 6.00%, 8/15/00 ........................................................   $ 28,000,000             $   28,000,000
 6.25%, 4/30/01 ........................................................     52,850,000                 52,750,906
 6.50%, 8/31/01 ........................................................     64,120,000                 64,120,000
 6.75%, 5/15/05 ........................................................      9,615,000                  9,840,356
 6.50%, 2/15/10 ........................................................      1,170,000                  1,209,854
 6.25%, 5/15/30 ........................................................     46,815,000                 49,141,144
                                                                                                    --------------
                                                                                                       389,349,235
                                                                                                    --------------
U.S. GOVERNMENT AGENCIES (20.2%)
Federal National Mortgage
  Association
 7.00%, 9/1/14 .........................................................     17,764,899                 17,430,137
 7.00%, 1/1/15 .........................................................     10,735,000                 10,530,284
 7.00%, 1/1/15 .........................................................     28,449,601                 27,913,496
 7.00%, 2/1/15 .........................................................      8,270,177                  8,114,334
 8.00%, 11/1/28 ........................................................      5,997,681                  6,037,026
 6.00%, 1/1/29 .........................................................     14,583,298                 13,339,765
 8.00%, 1/1/29 .........................................................      9,915,443                  9,959,646
 6.00%, 3/1/29 .........................................................     19,360,883                 17,709,961
 7.50%, 4/1/29 .........................................................        774,131                    763,479
 6.00%, 7/1/29 .........................................................      4,607,699                  4,214,796
 7.50%, 12/1/29 ........................................................     20,564,015                 20,281,055
 7.00%, 1/1/30 .........................................................     45,241,941                 43,676,389
 8.00%, 1/1/30 .........................................................      1,934,384                  1,943,007
 7.00%, 2/1/30 .........................................................      8,696,057                  8,395,139
 8.00%, 4/1/30 .........................................................     42,455,559                 42,644,826
 8.00%, 4/1/30 .........................................................     15,200,000                 15,261,712
 7.50%, 6/1/30 .........................................................     10,770,001                 10,615,128
TBA:
 8.50%, 10/1/09 ........................................................     42,900,000                 43,664,135
 6.50%, 7/1/30 .........................................................     28,565,000                 26,913,600
Government National Mortgage
  Association
 7.00%, 12/15/25 .......................................................         96,215                     93,577
 7.00%, 7/15/27 ........................................................      7,734,213                  7,522,164
 7.00%, 2/15/28 ........................................................     10,097,903                  9,821,048
 7.00%, 2/15/28 ........................................................     11,056,761                 10,753,618
 7.00%, 6/15/28 ........................................................         37,696                     36,662
 7.00%, 10/15/28 .......................................................         88,333                     85,911
 7.00%, 12/15/28 .......................................................         45,711                     44,458
 7.00%, 12/15/28 .......................................................         83,139                     80,860
 7.00%, 12/15/28 .......................................................         82,493                     80,232
 7.00%, 12/15/28 .......................................................     32,464,464                 31,574,385
 7.00%, 8/15/29 ........................................................     22,000,000                 21,381,140
 7.00%, 9/15/29 ........................................................      9,973,474                  9,700,031
                                                                                                    --------------
                                                                                                       420,582,001
                                                                                                    --------------
UTILITY--ELECTRIC (0.2%)
Cilcorp, Inc.
 9.375%, 10/15/29 ......................................................      4,380,000                  4,418,316
                                                                                                    --------------
UTILITY--GAS (0.3%)
Ras Laffan Liquified Natural Gas
  Co. Ltd.
 8.294%, 3/15/14 .......................................................      7,730,000                  7,140,587
                                                                                                    --------------
  TOTAL CREDIT SENSITIVE ...............................................                               951,272,551
                                                                                                    --------------
ENERGY (0.5%)
OIL--INTERNATIONAL (0.2%)
Conoco, Inc.
 6.95%, 4/15/29 ........................................................      5,000,000                  4,556,870
                                                                                                    --------------


                                                                                 PRINCIPAL                VALUE
                                                                                   AMOUNT                (NOTE 1)
                                                                           ---------------------   -------------------
RAILROADS (0.3%)
Union Pacific Corp.
 6.625%, 2/1/29 ........................................................   $  7,000,000             $    5,785,142
                                                                                                    --------------
  TOTAL ENERGY .........................................................                                10,342,012
                                                                                                    --------------
TOTAL LONG-TERM DEBT SECURITIES (47.7%)
 (Cost $995,300,445) ...................................................                               995,429,201
                                                                                                    --------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.1%)
American Express Corp., 7/3/00 .........................................      3,433,000                  3,433,000
                                                                                                    --------------
TIME DEPOSITS (0.8%)
Chase Nassau
  6.26%, 73/00 .........................................................     12,064,633                 12,064,633
Deutsche Bank
  6.88%, 7/3/00 ........................................................      5,000,000                  5,000,000
                                                                                                    --------------
  TOTAL TIME DEPOSITS ..................................................                                17,064,633
                                                                                                    --------------
U.S. GOVERNMENT AGENCIES (6.0%)
Federal Home Loan Mortgage
  Corp.
  (Discount Note), 7/3/00 ..............................................    124,700,000                124,654,485
                                                                                                    --------------
TOTAL SHORT-TERM DEBT SECURITIES (6.9%)
 (Amortized Cost $145,152,118)                                                                         145,152,118
                                                                                                    --------------
TOTAL INVESTMENTS (102.2%)
 (Cost/Amortized Cost
  $2,015,081,273) ......................................................                             2,132,267,125
OTHER ASSETS LESS LIABILITIES (-2.2%)                                                                  (44,994,154)
                                                                                                    --------------
NET ASSETS (100%) ......................................................                            $2,087,172,971
                                                                                                    ==============

--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION


As a Percentage of Total Investments



Canada .................     0.4%
France .................     0.3
Japan ..................     0.2
Latin America ..........     1.7
Netherlands ............     0.4
Scandinavia ............     0.6
Spain ..................     0.2
United Kingdom .........     1.9
United States ..........    94.3
                           -----
                           100.0%
                           =====

---------------------
* Non-income producing.
  Glossary:
     ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $1,957,679,851
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     1,938,768,966

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  262,374,672
Aggregate gross unrealized depreciation .........      (145,188,820)
                                                     --------------
Net unrealized appreciation .....................    $  117,185,852
                                                     ==============
Federal income tax cost of investments ..........    $2,015,081,273
                                                     ==============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $632,799,820 which was secured by collateral of $646,741,299.

For the period from January 1, 2000, to June 30, 2000 the Portfolio incurred approximately $7,340 and $17,354 as brokerage commissions with Donaldson, Lufkin & Jenrette Corp. and Prudential-Bache Securities, Inc., respectively, both affiliated broker/dealers.




































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                 NUMBER                 VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           ------------------   --------------------
COMMON STOCKS:
BUSINESS SERVICES (14.2%)
PRINTING, PUBLISHING,
  BROADCASTING (12.3%)
Adelphia Communications Corp.
  Class A*++ ...........................................................    5,263,300           $   246,717,188
AT&T Corp.--Liberty Media
  Group, Class A* ......................................................   25,040,404               607,229,797
Cablevision Systems Corp.,
  Class A* .............................................................    2,860,000               194,122,500
Charter Communications, Inc.* ..........................................      300,000                 4,931,250
Chris-Craft Industries, Inc.
  Class B*++ ...........................................................    1,266,690                83,680,735
Comcast Corp., Class A* ................................................    4,023,600               162,955,800
Gannett Co., Inc. ......................................................      300,000                17,943,750
MediaOne Group, Inc.* ..................................................    3,755,000               248,994,050
News Corp., Ltd. (ADR) .................................................    4,612,700               251,392,150
Reuters Group plc (ADR) ................................................      196,880                19,675,695
Viacom, Inc., Class B* .................................................    1,682,100               114,698,194
                                                                                                ---------------
                                                                                                  1,952,341,109
                                                                                                ---------------
PROFESSIONAL SERVICES (1.9%)
Cendant Corp.* .........................................................   15,599,383               218,391,362
First Data Corp. .......................................................    1,580,000                78,407,500
                                                                                                ---------------
                                                                                                    296,798,862
                                                                                                ---------------
  TOTAL BUSINESS SERVICES ..............................................                          2,249,139,971
                                                                                                ---------------
CAPITAL GOODS (1.6%)
AEROSPACE (1.6%)
Honeywell International, Inc. ..........................................    3,631,250               122,327,734
Loral Space & Communications*++                                            19,061,000               132,235,688
                                                                                                ---------------
  TOTAL CAPITAL GOODS ..................................................                            254,563,422
                                                                                                ---------------
CONSUMER CYCLICALS (3.7%)
AIRLINES (0.6%)
Continental Airlines, Inc.,
  Class B* .............................................................      737,300                34,653,100
Delta Air Lines, Inc. ..................................................    1,346,300                68,072,294
                                                                                                ---------------
                                                                                                    102,725,394
                                                                                                ---------------
AUTOS & TRUCKS (0.1%)
Autonation, Inc.* ......................................................    2,910,500                20,555,406
                                                                                                ---------------
LEISURE RELATED (0.2%)
Carnival Corp., Class A ................................................    1,598,000                31,161,000
                                                                                                ---------------
RETAIL--GENERAL (2.7%)
Circuit City Stores-Circuit City
  Group ................................................................      100,000                 3,318,750
GAP, Inc. ..............................................................    1,850,000                57,812,500
Home Depot, Inc. .......................................................    4,291,000               214,281,812
Limited, Inc. ..........................................................    3,778,950                81,719,794
Office Depot, Inc.* ....................................................      367,500                 2,296,875
Tandy Corp. ............................................................    1,250,000                59,218,750
Wal-Mart Stores, Inc. ..................................................      300,000                17,287,500
                                                                                                ---------------
                                                                                                    435,935,981
                                                                                                ---------------
  TOTAL CONSUMER CYCLICALS .............................................                            590,377,781
                                                                                                ---------------
CONSUMER NON-CYCLICALS (8.3%)
BEVERAGES (0.2%)
Pepsi Bottling Group, Inc. .............................................    1,011,800                29,531,913
                                                                                                ---------------


                                                                                 NUMBER                 VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           ------------------   --------------------
DRUGS (3.6%)
Bristol-Myers Squibb Co. ...............................................    4,218,000           $   245,698,500
Merck & Co., Inc. ......................................................    2,271,400               174,046,025
Pfizer, Inc. ...........................................................      350,000                16,800,000
Schering-Plough Corp. ..................................................    2,546,000               128,573,000
                                                                                                ---------------
                                                                                                    565,117,525
                                                                                                ---------------
HOSPITAL SUPPLIES & SERVICES (2.9%)
Boston Scientific Corp.* ...............................................    6,392,875               140,243,695
IMS Health, Inc. .......................................................    7,878,000               141,804,000
McKesson HBOC, Inc. ....................................................    7,574,250               158,585,860
Medtronic, Inc. ........................................................      555,600                27,675,825
                                                                                                ---------------
                                                                                                    468,309,380
                                                                                                ---------------
RETAIL--FOOD (1.1%)
Kroger Co.* ............................................................    5,500,000               121,343,750
Safeway, Inc.* .........................................................    1,275,000                57,534,375
                                                                                                ---------------
                                                                                                    178,878,125
                                                                                                ---------------
TOBACCO (0.5%)
Philip Morris Cos., Inc. ...............................................    2,790,200                74,114,687
                                                                                                ---------------
  TOTAL CONSUMER NON-CYCLICALS                                                                    1,315,951,630
                                                                                                ---------------
CREDIT SENSITIVE (34.6%)
BANKS (5.0%)
Bank of America Corp. ..................................................    7,410,700               318,660,100
Bank of Tokyo-Mitsubishi Ltd.
  (ADR) ................................................................    5,449,600                66,076,400
Bank One Corp. .........................................................    3,834,000               101,840,625
Chase Manhattan Corp. ..................................................    6,757,254               311,256,012
                                                                                                ---------------
                                                                                                    797,833,137
                                                                                                ---------------
FINANCIAL SERVICES (10.5%)
American Express Co. ...................................................      450,000                23,456,250
Associates First Capital Corp.,
  Class A ..............................................................   15,986,700               356,703,244
CIT Group, Inc., Class A ...............................................    2,493,840                40,524,900
Citigroup, Inc. ........................................................    8,028,195               483,698,749
Household International, Inc. ..........................................    3,147,400               130,813,812
MBNA Corp. .............................................................   13,876,187               376,391,572
Providian Financial Corp. ..............................................    2,968,100               267,129,000
                                                                                                ---------------
                                                                                                  1,678,717,527
                                                                                                ---------------
INSURANCE (6.8%)
AFLAC, Inc. ............................................................    1,538,500                70,674,844
American International Group,
  Inc. .................................................................    5,492,140               645,326,450
Hartford Financial Services
  Group, Inc. ..........................................................       67,200                 3,759,000
John Hancock Financial
  Services* ............................................................    3,359,900                79,587,631
Loews Corp. ............................................................    1,448,500                86,910,000
Metlife Inc.* ..........................................................    3,047,000                64,177,438
PMI Group, Inc.++ ......................................................    2,883,100               136,947,250
                                                                                                ---------------
                                                                                                  1,087,382,613
                                                                                                ---------------
REAL ESTATE (0.7%)
CBL & Associates Properties,
  Inc. .................................................................      652,200                16,264,238
Macerich Co. ...........................................................      672,500                14,837,031

EQ ADVISORS TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                  NUMBER                 VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   --------------------
Simon Property Group, Inc. .............................................     1,343,000           $   29,797,812
Spieker Properties .....................................................       863,400               39,716,400
Summit Properties, Inc. ................................................       369,100                7,751,100
                                                                                                 --------------
                                                                                                    108,366,581
                                                                                                 --------------
UTILITY--TELEPHONE (11.6%)
AT&T Corp. .............................................................     4,552,815              143,982,774
Bell Atlantic Corp. ....................................................     1,155,000               58,688,438
BellSouth Corp. ........................................................     2,021,648               86,172,746
SBC Communications, Inc. ...............................................     2,100,000               90,825,000
Sprint Corp. (FON Group) ...............................................     9,603,700              489,788,700
U.S. WEST, Inc. ........................................................     6,371,000              546,313,250
Worldcom, Inc.* ........................................................     9,315,222              427,335,809
                                                                                                 --------------
                                                                                                  1,843,106,717
                                                                                                 --------------
  TOTAL CREDIT SENSITIVE ...............................................                          5,515,406,575
                                                                                                 --------------
DIVERSIFIED (2.0%)
MISCELLANEOUS (2.0%)
Tyco International Ltd. ................................................     6,781,472              321,272,236
                                                                                                 --------------
ENERGY (3.5%)
OIL--INTERNATIONAL (2.5%)
BP Amoco plc ...........................................................    31,757,616              304,571,809
Total Fina S.A. (ADR) ..................................................     1,343,850              103,224,478
                                                                                                 --------------
                                                                                                    407,796,287
                                                                                                 --------------
OIL--SUPPLIES & CONSTRUCTION (0.7%)
Santa Fe International Corp. ...........................................     1,634,000               57,087,875
Transocean Offshore, Inc. ..............................................       915,800               48,938,062
                                                                                                 --------------
                                                                                                    106,025,937
                                                                                                 --------------
RAILROADS (0.3%)
Burlington Northern Santa Fe
  Corp. ................................................................     2,101,700               48,207,744
                                                                                                 --------------
  TOTAL ENERGY .........................................................                            562,029,968
                                                                                                 --------------
TECHNOLOGY (31.1%)
COMPUTER SOFTWARE (0.8%)
Computer Associates
  International, Inc. ..................................................     2,160,530              110,592,138
Microsoft Corp.* .......................................................       300,000               24,000,000
                                                                                                 --------------
                                                                                                    134,592,138
                                                                                                 --------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (5.3%)
Cable & Wireless plc ...................................................     5,900,000               99,869,908
Energis plc* ...........................................................       500,000               18,742,342
General Motors Corp., Class H* .........................................       635,700               55,782,675
Global TeleSystems Group, Inc.*                                              3,737,400               45,082,387
Lucent Technologies, Inc. ..............................................       390,900               23,160,825
NEXTLINK Communications,
  Inc., Class A* .......................................................     1,250,000               47,421,875
NTL, Inc.* .............................................................     5,333,375              319,335,828
Qwest Communications
  International, Inc.* .................................................       600,000               29,812,500
VoiceStream Wireless Corp.* ............................................     1,554,900              180,830,019
WinStar Communications, Inc.* ..........................................       380,000               12,872,500
                                                                                                 --------------
                                                                                                    832,910,859
                                                                                                 --------------
ELECTRONICS (8.4%)
Applied Material, Inc.* ................................................     2,470,000              223,843,750
Flextronics International, Ltd* ........................................     1,801,700              123,754,269
Intel Corp. ............................................................     3,050,000              407,746,875


                                                                                  NUMBER                 VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   --------------------
Micron Technology, Inc.* ...............................................     2,350,000           $  206,946,875
SCI Systems, Inc.*++ ...................................................     8,033,400              314,808,862
Solectron Corp.* .......................................................     1,761,400               73,758,625
                                                                                                 --------------
                                                                                                  1,350,859,256
                                                                                                 --------------
OFFICE EQUIPMENT (2.4%)
Compaq Computer Corp. ..................................................       750,000               19,171,875
Dell Computer Corp.* ...................................................     1,000,000               49,312,500
International Business Machines
  Corp. ................................................................     2,787,500              305,405,469
                                                                                                 --------------
                                                                                                    373,889,844
                                                                                                 --------------
OFFICE EQUIPMENT SERVICES (1.6%)
Ceridian Corp.*++ ......................................................     9,675,400              232,814,312
Equant N.V. - (New York
  Registered Shares)* ..................................................       500,000               21,500,000
                                                                                                 --------------
                                                                                                    254,314,312
                                                                                                 --------------
WIRELESS TELECOMMUNICATION
  SERVICES (12.6%)
AT&T Wireless Group* ...................................................    13,493,500              376,131,313
Nextel Communications, Inc.,
  Class A* .............................................................     8,057,400              493,012,162
Vodafone AirTouch plc ..................................................   271,959,182            1,098,417,741
Western Wireless Corp., Class A*                                               700,000               38,150,000
                                                                                                 --------------
                                                                                                  2,005,711,216
                                                                                                 --------------
  TOTAL TECHNOLOGY .....................................................                          4,952,277,625
                                                                                                 --------------
TOTAL COMMON STOCKS (99.0%)
  (Cost $13,218,324,745) ...............................................                         15,761,019,208
                                                                                                 --------------
CONVERTIBLE PREFERRED
  STOCKS:
BUSINESS SERVICES (0.2%)
PRINTING, PUBLISHING,
  BROADCASTING (0.2%)
MediaOne Group, Inc. ...................................................       650,000               26,325,000
                                                                                                 --------------
CAPITAL GOODS (0.1%)
Loral Space & Communication
  6.00%, 2/15/07+++ ....................................................       500,000               11,125,000
                                                                                                 --------------
TOTAL CONVERTIBLE PREFERRED
  STOCKS (0.3%)
  (Cost $54,714,000) ...................................................                             37,450,000
                                                                                                 --------------
                                                                                PRINCIPAL
                                                                                  AMOUNT
                                                                           -----------
CONVERTIBLE BONDS:
CREDIT SENSITIVE (0.3%)
Bell Atlantic Financial Services
  4.25%, 9/15/05+ ......................................................   $40,000,000               51,900,000
                                                                                                 --------------
TECHNOLOGY (0.4%)
Global TeleSystems Group, Inc.
  5.75%, 7/1/10+ .......................................................    17,445,000               10,030,875
Nextel Communications, Inc.
  4.75%, 7/1/07 ........................................................     6,500,000               17,143,750
NTL, Inc.
  7.00%, 12/15/08 ......................................................    18,980,000               30,368,000
                                                                                                 --------------
  TOTAL TECHNOLOGY .....................................................                             57,542,625
                                                                                                 --------------
TOTAL CONVERTIBLE BONDS (0.7%)
 (Cost $95,878,876) ....................................................                            109,442,625
                                                                                                 --------------

EQ ADVISORS TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)


                                       PRINCIPAL           VALUE
                                         AMOUNT           (NOTE 1)
                                   ----------------- -----------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSITS (0.0%)
Chase Nassau
  6.26%, 7/3/00 .................. $  892,192        $     892,192
                                                     --------------
COMMERCIAL PAPER (1.9%)
Barton Cap 7/5/00+ ............... 76,117,000           76,059,827
Deutsche Bank 7/3/00 ............. 105,200,000         105,200,000
UBS Finance Delaware, Inc.
  7/5/00 ......................... 125,000,000         124,903,889
                                                     --------------
  TOTAL COMMERCIAL PAPER .........                     306,163,716
                                                     --------------
U.S. GOVERNMENT AGENCIES (0.0%)
Federal Home Loan Bank
  7/3/00 .........................  6,400,000            6,397,695
                                                     --------------
TOTAL SHORT-TERM DEBT SECURITIES (1.9%)
 (Amortized Cost $313,453,605) .                       313,453,603
                                                     --------------
TOTAL INVESTMENTS (101.9%)
  (Cost/Amortized Cost
  $13,682,371,226) ...............                   16,221,365,436
                                                     --------------
                                     NUMBER OF
                                   CONTRACTS (B)
                                   -----------------
CALL OPTIONS WRITTEN*(C):
Adelphia Communications
  Corp.
  July @ $47.00 ..................     (2,000)            (203,340)
                                                     --------------
AFLAC, Inc.
  July @ $51.75 ..................     (2,000)             (62,400)
                                                     --------------
American International Group,
  Inc.
  July @ $119.00 .................     (2,500)            (902,350)
  August @ $120.4759 .............     (2,000)          (1,019,360)
                                                     --------------
                                                        (1,921,710)
                                                     --------------
American Express Co.
  July @ $55.8278 ................     (4,500)            (430,920)
                                                     --------------
Applied Material, Inc.
  July @ $74.25 ..................     (2,500)          (4,297,375)
  July @ $83.75 ..................     (2,500)          (2,347,500)
  July @ $91.1875 ................     (3,000)          (1,664,640)
  July @ $92.75 ..................     (3,000)            (640,770)
  July @ $94.50 ..................     (2,000)            (814,300)
                                                     --------------
                                                        (9,764,585)
                                                     --------------
Associates First Capital Corp.
  Class A
  July @ $23.95 ..................     (3,000)            (126,510)
  July @ $24.00 ..................     (2,500)            (123,625)
  July @ $24.25 ..................     (3,000)            (107,100)
  July @ $24.50 ..................     (3,000)             (58,920)
  July @ $24.875 .................     (3,000)             (67,980)
  July @ $25.0625 ................     (2,000)             (72,040)
  July @ $28.75 ..................     (2,000)             (24,920)
                                                     --------------
                                                          (581,095)
                                                     --------------
AT&T Corp.
  July @ $46.8125 ................     (6,000)                   0
  August @ $25.50 ................     (3,000)          (1,077,090)
  August @ $25.9075 ..............     (3,000)            (851,760)
                                                     --------------
                                                        (1,928,850)
                                                     --------------



                                   NUMBER OF              VALUE
                                 CONTRACTS (B)           (NOTE 1)
                                ---------------   ---------------------
AT&T Corp. - Liberty Media
  Group, Class A
  July @ $46.35 .............   (6,000)           $       (826,260)
  July @ $48.80 .............   (6,000)                   (238,560)
  August @ $24.25 ...........   (2,500)                   (390,000)
                                                  ----------------
                                                        (1,454,820)
                                                  ----------------
AT&T Wireless Group
  August @ $24.50 ...........   (2,500)                 (1,082,575)
  August @ $27.79 ...........   (3,000)                   (522,780)
  August @ $28.1875 .........   (3,000)                   (566,370)
                                                  ----------------
                                                        (2,171,725)
                                                  ----------------
Autonation, Inc.
  July @ $7.875 .............   (2,000)                    (69,320)
  July @ $8.00 ..............   (3,000)                    (41,610)
  July @ $8.125 .............   (2,000)                     (3,340)
  July @ $8.3125 ............   (3,000)                    (53,340)
  August @ $7.25 ............   (3,000)                   (135,330)
  August @ $7.3125 ..........   (3,000)                   (153,870)
  August @ $7.375 ...........   (3,000)                   (186,000)
  August @ $7.625 ...........   (3,000)                    (65,160)
  August @ $7.6875 ..........   (3,000)                    (78,420)
                                                  ----------------
                                                          (786,390)
                                                  ----------------
Bank of America Corp.
  July @ $47.220 ............   (2,000)                    (44,220)
  July @ $48.125 ............   (2,000)                    (54,200)
  July @ $48.5625 ...........   (2,000)                    (66,280)
  July @ $50.00 .............   (2,500)                    (30,150)
  July @ $51.25 .............   (2,000)                    (30,000)
                                                  ----------------
                                                          (224,850)
                                                  ----------------
Bank One Corp.
  July @ $31.2383 ...........   (2,000)                    (12,500)
  August @ $27.5625 .........   (3,000)                   (492,180)
  August @ $28.25 ...........   (3,000)                   (214,020)
  August @ $29.25 ...........   (3,000)                   (146,760)
  August @ $32.625 ..........   (5,000)                    (94,200)
                                                  ----------------
                                                          (959,660)
                                                  ----------------
Boston Scientific Corp.
  June @ $21.56 .............   (2,500)                    (93,750)
  June @ $26.75 .............   (3,000)                    (27,000)
  July @ $22.25 .............   (2,000)                    (77,080)
  July @ $23.00 .............   (2,500)                   (285,825)
  July @ $23.375 ............   (2,000)                    (25,780)
  July @ $24.875 ............   (3,000)                    (42,000)
  July @ $25.00 .............   (3,000)                    (82,770)
  July @ $25.11 .............   (2,000)                    (28,060)
  July @ $25.25 .............   (3,000)                    (72,000)
  July @ $25.250 ............   (3,000)                    (45,000)
  July @ $25.8797 ...........   (2,000)                    (46,000)
  July @ $27.25 .............   (3,000)                    (38,130)
  July @ $27.39 .............   (2,000)                    (12,000)
  August @ $22.00 ...........   (2,000)                   (410,000)
                                                  ----------------
                                                        (1,285,395)
                                                  ----------------

EQ ADVISORS TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                    NUMBER OF              VALUE
                                  CONTRACTS (B)           (NOTE 1)
                                 ---------------   ---------------------
Bristol-Myers Squibb Co.
  July @ $49.6264 ............   (3,000)           $     (2,595,120)
  July @ $51.50 ..............   (2,000)                 (1,454,660)
  July @ $51.59 ..............   (2,000)                 (1,336,100)
  July @ $57.875 .............   (1,500)                   (366,285)
  July @ $63.125 .............   (2,000)                    (30,000)
                                                   ----------------
                                                         (5,782,165)
                                                   ----------------
Cablevision Systems Corp.,
  Class A
  July @ $63.25 ..............   (2,500)                 (1,331,300)
                                                   ----------------
Carnival Corp., Class A
  July @ $24.50 ..............   (2,000)                    (12,500)
  July @ $26.50 ..............   (2,500)                     (2,500)
  August @ $25.50 ............   (2,000)                    (23,580)
                                                   ----------------
                                                            (38,580)
                                                   ----------------
CBS Corp.
  July @ $58.55 ..............   (3,255)                 (4,967,488)
  July @ $59.00 ..............   (2,170)                 (3,291,890)
                                                   ----------------
                                                         (8,259,378)
                                                   ----------------
Cendant Corp.
  June @ $17.75 ..............   (2,500)                          0
  July @ $15.125 .............   (2,500)                    (41,800)
  July @ $15.4375 ............   (2,500)                    (16,275)
  August @ $12.25 ............   (1,500)                   (361,500)
  August @ $12.75 ............   (3,000)                   (531,660)
  August @ $12.875 ...........   (2,000)                   (397,800)
  August @ $14.250 ...........   (3,000)                   (398,520)
  August @ $19.00 ............   (2,000)                          0
                                                   ----------------
                                                         (1,747,555)
                                                   ----------------
Charter Communications, Inc.
  July @ $14.50 ..............   (3,000)                   (660,750)
                                                   ----------------
Chase Manhattan Corp.
  July @ $69.0031 ............   (3,000)                   (611,670)
  July @ $71.125 .............   (3,000)                   (384,570)
                                                   ----------------
                                                           (996,240)
                                                   ----------------
Citigroup, Inc.
  July @ $59.25 ..............   (2,000)                   (516,000)
  July @ $59.500 .............   (2,500)                   (544,850)
  July @ $59.93 ..............   (3,000)                   (657,000)
  July @ $60.375 .............   (2,000)                   (291,640)
  July @ $60.875 .............   (2,000)                   (506,040)
  July @ $62 .................   (3,000)                   (419,520)
  August @ $63.7625 ..........   (2,000)                   (373,400)
                                                   ----------------
                                                         (3,308,450)
                                                   ----------------
Comcast Corp., Class A
  July @ $33.125 .............   (3,000)                 (2,225,610)
  July @ $34.50 ..............   (3,000)                 (1,809,000)
  July @ $34.5625 ............   (2,000)                 (1,282,920)
  July @ $36.875 .............   (2,500)                   (912,500)
                                                   ----------------
                                                         (6,230,030)
                                                   ----------------


                                    NUMBER OF              VALUE
                                  CONTRACTS (B)           (NOTE 1)
                                 ---------------   ---------------------
Computer Associates
  International, Inc.
  August @ $53.00 ............   (3,000)           $     (1,104,000)
  August @ $53.625 ...........   (3,000)                   (968,070)
  August @ $54.303 ...........   (3,000)                   (926,100)
  August @ $55.75 ............   (3,000)                   (633,750)
                                                   ----------------
                                                         (3,631,920)
                                                   ----------------
Dell Computer Corp.
  July @ $42.375 .............   (3,000)                 (2,222,580)
  July @ $44.00 ..............   (2,000)                 (1,142,640)
  July @ $44.00 ..............   (2,000)                 (1,145,140)
  July @ $46.375 .............   (3,000)                 (1,116,720)
                                                   ----------------
                                                         (5,627,080)
                                                   ----------------
Flextronics International Ltd.
  July @ $68.5625 ............   (2,000)                   (471,020)
  July @ $68.5625 ............   (1,000)                   (254,170)
  August @ $67.5 .............   (3,000)                 (1,917,930)
  August @ $69.50 ............   (2,000)                 (1,205,000)
  August @ $72.75 ............   (2,000)                 (1,029,340)
                                                   ----------------
                                                         (4,877,460)
                                                   ----------------
Gap, Inc.
  July @ $34.125 .............   (2,000)                   (113,720)
  July @ $34.375 .............   (2,000)                   (105,840)
  July @ $34.875 .............   (2,500)                   (198,775)
  July @ $37.7500 ............   (3,000)                    (48,000)
  July @ $39.7286 ............   (3,000)                    (18,000)
                                                   ----------------
                                                           (484,335)
                                                   ----------------
Home Depot, Inc.
  July @ $46.75 ..............   (3,000)                 (1,167,000)
  July @ $53.00 ..............   (3,000)                   (311,220)
  July @ $53.75 ..............   (2,000)                    (27,640)
  July @ $56.5 ...............   (3,000)                    (49,020)
  July @ $57.00 ..............   (2,500)                    (49,625)
  July @ $60.375 .............   (3,000)                    (18,750)
                                                   ----------------
                                                         (1,623,255)
                                                   ----------------
Household International, Inc.
  July @ $39.78 ..............   (3,000)                   (744,000)
  July @ $41.50 ..............   (1,500)                   (288,000)
  July @ $47.12 ..............   (3,000)                   (164,010)
                                                   ----------------
                                                         (1,196,010)
                                                   ----------------
International Business
  Machines Corp.
  January @ $94.31 ...........   (1,750)                          0
  July @ $103.50 .............   (3,000)                 (2,577,420)
  July @ $110.00 .............   (1,000)                   (343,220)
  August @ $119.5625 .........   (1,000)                   (199,550)
                                                   ----------------
                                                         (3,120,190)
                                                   ----------------
IMS Health, Inc.
  July @ $16.75 ..............   (3,000)                   (490,410)
  August @ $16.25 ............   (2,000)                   (426,820)
  August @ $16.625 ...........   (3,000)                   (527,640)
                                                   ----------------
                                                         (1,444,870)
                                                   ----------------

EQ ADVISORS TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                   NUMBER OF              VALUE
                                 CONTRACTS (B)          (NOTE 1)
                                ---------------   --------------------
Intel Corp.
  July @ $119.18 ............   (2,000)            $    (3,070,440)
  July @ $120.50 ............   (2,000)                (2,851,880)
  July @ $120.75 ............   (3,000)                (4,211,550)
  August @ $129.25 ..........   (1,000)                (1,029,320)
                                                   --------------
                                                      (11,163,190)
                                                   --------------
John Hancock Financial Services
  July @ $24.00 .............   (3,000)                  (355,920)
                                                   --------------
Kroger Co.
  July @ $19.25 .............   (1,500)                  (472,500)
                                                   --------------
Liberty Media
  July @ $43.25 .............   (6,000)                (1,730,580)
  July @ $43.50 .............   (5,000)                (1,979,450)
  July @ $44.25 .............   (3,000)                (1,108,830)
  July @ $44.50 .............   (5,000)                (1,474,900)
  July @ $46.25 .............   (2,000)                  (539,820)
  July @ $46.375 ............   (5,000)                (1,250,000)
  July @ $47.00 .............   (4,000)                  (509,040)
  July @ $49.5363 ...........   (3,000)                  (336,180)
                                                   --------------
                                                       (8,928,800)
                                                   --------------
Limited, Inc.
  July @ $23.00 .............   (2,500)                  (170,000)
  July @ $24.125 ............   (3,000)                  (117,210)
  July @ $48.50 .............   (6,000)                   (88,260)
  July @ $48.750 ............   (6,000)                  (211,680)
  July @ $49.50 .............   (5,000)                  (113,250)
  August @ $21 ..............   (2,500)                  (452,500)
  August @ $21.258 ..........   (3,000)                  (481,590)
  August @ $21.82 ...........   (3,000)                  (463,110)
                                                   --------------
                                                       (2,097,600)
                                                   --------------
Loral Space & Communication
  July @ $7.625 .............   (3,000)                  (130,830)
  July @ $8.00 ..............   (3,000)                   (65,160)
  July @ $8.25 ..............   (2,500)                   (55,000)
  August @ $7.4834 ..........   (2,000)                  (119,620)
                                                   --------------
                                                         (370,610)
                                                   --------------
MBNA Corp.
  July @ $24.50 .............   (2,500)                  (726,925)
  August @ $26.625 ..........   (2,500)                  (671,600)
  August @ $27.125 ..........   (2,000)                  (354,580)
                                                   --------------
                                                       (1,753,105)
                                                   --------------
MCI WorldCom, Inc.
  June @ $42.125 ............   (6,000)                (2,250,000)
  July @ $41.875 ............   (1,000)                  (381,250)
  July @ $43.50 .............   (3,000)                  (733,500)
                                                   --------------
                                                       (3,364,750)
                                                   --------------
McKesson HBOC, Inc.
  July @ $16.31 .............   (3,000)                (1,409,250)
  July @ $16.37 .............   (3,000)                (1,391,550)
  July @ $16.375 ............   (3,000)                (1,400,670)
  July @ $16.75 .............   (3,000)                (1,296,000)
  July @ $17.00 .............   (2,500)                (1,011,250)
  July @ $17.375 ............   (3,000)                (1,089,780)
  July @ $17.875 ............   (3,000)                  (946,950)


                                   NUMBER OF              VALUE
                                 CONTRACTS (B)          (NOTE 1)
                                ---------------   --------------------
  July @ $18.00 .............   (1,500)            $      (448,455)
  July @ $18.125 ............   (2,500)                  (722,500)
  July @ $18.25 .............   (3,000)                  (790,470)
  July @ $18.75 .............   (2,500)                  (539,550)
  July @ $60.625 ............   (3,000)                (1,344,000)
  August @ $19.50 ...........   (2,000)                  (426,680)
  August @ $20.2500 .........   (2,000)                  (405,420)
  August @ $20.4375 .........   (2,000)                  (352,320)
  August @ $20.50 ...........   (2,500)                  (438,200)
  August @ $20.76 ...........   (3,000)                  (465,180)
  August @ $20.875 ..........   (3,000)                  (409,410)
  August @ $21.13 ...........   (3,000)                  (398,520)
  August @ $21.56 ...........   (2,000)                  (254,820)
                                                   --------------
                                                      (15,540,975)
                                                   --------------
Merck & Co., Inc.
  July @ $69.375 ............   (1,500)                (1,141,560)
  July @ $70.125 ............   (2,000)                (1,516,820)
                                                   --------------
                                                       (2,658,380)
                                                   --------------
Micron Technology, Inc.
  July @ $60.9375 ...........   (5,000)               (13,669,650)
  July @ $63.6166 ...........   (2,000)                (4,958,420)
  July @ $64.5625 ...........   (3,000)                (7,963,140)
  July @ $68.00 .............   (2,000)                (4,252,980)
  July @ $110.31 ............   (2,000)                (6,589,800)
                                                   --------------
                                                      (37,433,990)
                                                   --------------
Microsoft Corp.
  August @ $79.00 ...........   (3,000)                (1,444,140)
                                                   --------------
News Corp., Ltd. (ADR)
  July @ $47.0813 ...........   (2,000)                (1,650,000)
  July @ $49.875 ............   (2,000)                (1,179,260)
  August @ $49.75 ...........   (2,000)                (1,226,580)
  August @ $56.25 ...........   (1,500)                  (450,840)
                                                   --------------
                                                       (4,506,680)
                                                   --------------
NEXTLINK Communications,
  Inc., Class A
  July @ $53.8623 ...........   (2,500)                (2,880,000)
  July @ $74.3847 ...........   (3,300)                (1,079,826)
  July @ $74.9549 ...........   (2,700)                  (845,451)
                                                   --------------
                                                       (4,805,277)
                                                   --------------
Providian Financial Corp.
  July @ $89.50 .............   (2,000)                  (736,100)
  July @ $90.25 .............   (2,500)                  (690,000)
  July @ $90.25 .............   (2,000)                  (590,000)
  July @ $91.50 .............   (1,000)                  (211,310)
  July @ $92.6875 ...........   (2,000)                  (334,140)
  July @ $95.48 .............   (1,500)                  (340,620)
  July @ $98.25 .............   (2,500)                  (395,000)
  August @ $93.50 ...........   (2,000)                  (700,000)
                                                   --------------
                                                       (3,997,170)
                                                   --------------
Qwest Communications
  International, Inc.
  August @ $48.125 ..........   (2,500)                (1,320,000)
                                                   --------------
SBC Communications, Inc.
  August @ $47.3750 .........   (1,000)                  (116,000)
                                                   --------------

EQ ADVISORS TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                   NUMBER OF            VALUE
                                 CONTRACTS (B)        (NOTE 1)
                                --------------- --------------------
Schering-Plough Corp.
  July @ $39.375 ..............     (3,000)     $    (3,372,000)
  July @ $40.00 ...............     (3,000)          (3,127,020)
                                                ---------------
                                                     (6,499,020)
                                                ---------------
Solectron Corp.
  July @ $46.1875 .............     (2,000)             (52,680)
                                                ---------------
Tandy Corp.
  July @ $53.50 ...............     (1,500)              (4,500)
  July @ $54.625 ..............     (1,500)             (45,345)
  July @ $58.5711 .............     (3,000)             (45,000)
                                                ---------------
                                                        (94,845)
                                                ---------------
Tele-Communications, Liberty
  Media, Inc., Class A
  July @ $46. .................     (6,000)            (698,820)
                                                ---------------
Tyco International Ltd.
  July @ $45.50 ...............     (3,000)            (970,140)
  July @ $46.00 ...............     (1,000)            (206,030)
  July @ $48.00 ...............     (2,500)            (403,300)
  July @ $48.4661 .............     (3,000)            (576,360)
  July @ $50.625 ..............     (2,000)            (228,000)
  July @ $50.75 ...............     (3,000)            (427,350)
  August @ $43.1875 ...........     (3,000)          (1,791,180)
  August @ $44.125 ............     (3,000)          (1,677,000)
  August @ $46.750 ............     (3,000)          (1,228,230)
  August @ $48.7437 ...........     (3,000)            (917,880)
                                                ---------------
                                                     (8,425,470)
                                                ---------------
Viacom, Inc., Class B
  July @ $53.75 ...............       (750)          (1,102,237)
  July @ $53.875 ..............     (1,000)          (1,450,550)
  July @ $55.50 ...............     (2,250)          (2,929,613)
  July @ $57.16 ...............     (2,170)          (2,541,135)
                                                ---------------
                                                     (8,023,535)
                                                ---------------


                                   NUMBER OF            VALUE
                                 CONTRACTS (B)        (NOTE 1)
                                --------------- --------------------
Vodafone AirTouch plc
  July @ $3.275 ...............   (10,000)      $       (15,120)
                                                ---------------
VoiceStream Wireless Corp.
  July @ $101.25 ..............    (2,500)           (4,494,400)
  July @ $109.78 ..............    (1,100)           (1,484,703)
  August @ $120.86 ............    (3,000)           (3,134,550)
  August @ $123.55 ............    (3,000)           (2,640,000)
                                                ---------------
                                                    (11,753,653)
                                                ---------------
Western Wireless Corp., Class A
  July @ $47.00 ...............    (3,000)           (2,273,040)
  July @ $50.93 ...............    (2,000)           (1,089,880)
  August @ $52.803 ............    (2,000)           (1,013,920)
                                                ---------------
                                                     (4,376,840)
                                                ---------------
WinStar Communications, Inc.
  July @ $39.75 ...............      (800)              (43,320)
  July @ $44. .................    (3,000)              (23,130)
                                                ---------------
                                                        (66,450)
                                                ---------------
Worldcom, Inc.
  July @ $42.42 ...............    (2,500)             (953,425)
  August @ $37.81 .............    (2,000)           (1,782,000)
  August @ $43.00 .............    (3,000)           (1,281,540)
  August @ $43.75 .............    (2,500)             (880,000)
  August @ $44.845 ............    (3,000)           (1,103,370)
  August @ $45.000 ............    (3,000)           (1,102,950)
                                                ---------------
                                                     (7,103,285)
                                                ---------------
TOTAL CALL OPTION WRITTEN (-1.4%)
 (Cost $235,328,633)........... (640,245)          (219,574,113)
                                                ---------------
OTHER ASSETS LESS
  LIABILITIES (-0.5%) .........                     (73,665,139)
                                                ---------------
NET ASSETS (100%) .............                 $15,928,126,184
                                                ===============

----------
*     Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2000, these securities amounted to 156,228,578 or .98% of net assets.
++ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6)
(a) Fully or partially pledged as collateral on outstanding written call options.
(b)        One contract relates to 100 shares.
(c) Covered call option contracts written in connection with securities held.
   Glossary:
   ADR--American Depositary Receipt

EQ ADVISORS TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
Investments in companies which were affiliates for the period ended June 30, 2000, were as follows:







                                                   MARKET VALUE
                                                   DECEMBER 31,      PURCHASES
                   SECURITIES                          1999           AT COST
----------------------------------------------- ----------------- ---------------
Adelphia Communications Corp., Class A ........  $  203,654,062    $137,835,014
Automatic Common Exchange Security Trust II ...       4,259,138              --
Ceridian Corp. ................................     188,971,594      17,111,944
Chris-Craft Industries, Inc., Class B .........      88,699,166              --
Ingram Micro, Inc. ............................      51,213,750              --
Loral Space & Communications ..................     417,501,813      35,703,660
Loral Space & Communications Pfd. .............              --      25,000,000
PMI Group, Inc. ...............................     156,849,206              --
SCI Systems, Inc. .............................     484,528,187              --
                                                 --------------
                                                 $1,595,676,916
                                                 ==============



                                                                  MARKET VALUE                  REALIZED
                                                     SALES          JUNE 30,      DIVIDEND        GAIN
                   SECURITIES                       AT COST           2000         INCOME        (LOSS)
----------------------------------------------- -------------- ----------------- ---------- ----------------
Adelphia Communications Corp., Class A ........  $ 31,219,641   $  246,717,188    $     --   $  (6,935,672)
Automatic Common Exchange Security Trust II ...       914,413               --     330,770        (600,746)
Ceridian Corp. ................................            --      232,814,312          --              --
Chris-Craft Industries, Inc., Class B .........            12       83,680,735          --              72
Ingram Micro, Inc. ............................   105,267,155               --          --     (56,944,323)
Loral Space & Communications ..................            --      132,235,688          --              --
Loral Space & Communications Pfd. .............            --       11,125,000     362,500              --
PMI Group, Inc. ...............................     9,359,833      136,947,250     242,520       7,139,674
SCI Systems, Inc. .............................    81,265,457      314,808,862          --      65,224,064
                                                                --------------    --------   -------------
                                                                $1,158,329,035    $935,790   $   7,883,069
                                                                ==============    ========   =============

Options written for the period ended June 30, 2000, were as follows:




                                                                   NUMBER OF           PREMIUMS
                                                                   CONTRACTS           RECEIVED
                                                                ---------------   -----------------
Options outstanding--January 1, 2000 ........................         560,700      $  262,416,322
Options written .............................................       1,803,150         687,983,154
Options terminated in closing purchase transactions .........        (193,420)        (96,197,574)
Options expired .............................................         (43,412)        (16,281,902)
Options exercised ...........................................      (1,486,773)       (602,591,367)
                                                                   ----------      --------------
Options outstanding--June 30, 2000 ..........................         640,245      $  235,328,633
                                                                   ==========      ==============

Investment security transactions for the period ended June 30, 2000, were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ..  $4,928,207,178
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..   3,794,721,203

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........  $  4,163,946,262
Aggregate gross unrealized depreciation .........    (1,624,952,052)
                                                   ----------------
Net unrealized appreciation .....................  $  2,538,994,210
                                                   ================
Federal income tax cost of investments ..........  $ 13,682,371,226
                                                   ================

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $836,802,833 which was secured by collateral of $816,453,023.

For the period from January 1, 2000 to June 30, 2000, the Portfolio incurred approximately $185,500 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp. an affiliated broker/dealer.





                       See Notes to Financial Statements.

EQ ADVISORS TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (0.8%)
CHEMICALS (0.7%)
Akzo Nobel N.V. .....................     12,900              $    547,528
Dow Chemical Co. ....................     14,700                   443,756
Lyondell Chemical Co. ...............     32,000                   536,000
Pharmacia Corp. .....................     43,200                 2,232,900
                                                              ------------
                                                                 3,760,184
                                                              ------------
STEEL (0.1%)
Kawasaki Steel Corp. ................   140,000                    200,480
                                                              ------------
 TOTAL BASIC MATERIALS ..............                            3,960,664
                                                              ------------
BUSINESS SERVICES (2.8%)
PRINTING, PUBLISHING,
  BROADCASTING (2.1%)
AT&T Corp.--Liberty Media
  Group, Class A* ...................    60,140                  1,458,395
British Sky Broadcasting plc ........    56,500                  1,104,240
Citadel Communications Corp.*........     1,000                     34,937
Comcast Corp., Class A* .............    15,000                    607,500
Emmis Broadcasting Corp.,
  Class A* ..........................     1,000                     41,375
Entercom Communications
  Corp. .............................     2,000                     97,500
Gannett Co., Inc. ...................    24,310                  1,454,042
MediaOne Group, Inc.* ...............    14,700                    974,757
Reuters Group plc ...................    22,000                    375,059
Rogers Communications, Inc.,
  Class B* ..........................     5,000                    142,500
Seat Pagine Gialle S.p.a. ...........   196,000                    676,739
Television Broadcasts Ltd. ..........    31,000                    206,786
Time Warner, Inc. ...................    28,820                  2,190,320
USA Networks, Inc.* .................    11,800                    255,175
Viacom, Inc., Class B* ..............    15,000                  1,022,812
                                                              ------------
                                                                10,642,137
                                                              ------------
PROFESSIONAL SERVICES (0.7%)
Amdocs Ltd.* ........................    16,260                  1,247,955
First Data Corp. ....................    20,500                  1,017,313
Securitas AB, Class B ...............    23,800                    504,146
Viad Corp. ..........................    20,000                    545,000
                                                              ------------
                                                                 3,314,414
                                                              ------------
TRUCKING, SHIPPING (0.0%)
Frontline Ltd.* .....................        89                      1,088
Knightsbridge Tankers Ltd. ..........     6,800                    136,000
                                                              ------------
                                                                   137,088
                                                              ------------
 TOTAL BUSINESS SERVICES ............                           14,093,639
                                                              ------------
CAPITAL GOODS (1.4%)
AEROSPACE (0.3%)
Honeywell International, Inc. .......    11,600                    390,775
United Technologies Corp. ...........    23,200                  1,365,900
                                                              ------------
                                                                 1,756,675
                                                              ------------
BUILDING & CONSTRUCTION (0.1%)
Masco Corp. .........................    18,660                    337,046
                                                              ------------
ELECTRICAL EQUIPMENT (1.0%)
General Electric Co. ................    67,200                  3,561,600
Sanmina Corp.* ......................    19,600                  1,675,800
                                                              ------------
                                                                 5,237,400
                                                              ------------
  TOTAL CAPITAL GOODS ...............                            7,331,121
                                                              ------------


                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
CONSUMER CYCLICALS (3.7%)
AIRLINES (0.7%)
Alaska Air Group, Inc.* .............    11,000               $    298,375
America West Holdings Corp.* ........     2,500                     42,813
Continental Airlines, Inc.,
  Class B* ..........................    49,690                  2,335,430
Delta Air Lines, Inc. ...............     1,500                     75,844
Northwest Airlines Corp.,
  Class A* ..........................    25,000                    760,937
UAL Corp. ...........................     1,000                     58,187
                                                              ------------
                                                                 3,571,586
                                                              ------------
APPAREL & TEXTILES (0.2%)
Fast Retailing Co., Ltd. ............     1,600                    669,273
Mohawk Industries, Inc.* ............    10,000                    217,500
Unifi, Inc.* ........................    25,000                    309,375
                                                              ------------
                                                                 1,196,148
                                                              ------------
AUTO RELATED (0.3%)
Budget Group, Inc.* .................    10,000                     41,250
Harley-Davidson, Inc. ...............    35,250                  1,357,125
United Rentals North America,
  Inc.* .............................     2,000                     34,250
                                                              ------------
                                                                 1,432,625
                                                              ------------
FOOD SERVICES, LODGING (0.0%)
Extended Stay America, Inc.* ........    15,000                    138,750
                                                              ------------
LEISURE RELATED (1.0%)
Berjaya Sports Toto Bhd. ............    16,000                     26,105
Carnival Corp., Class A .............    12,000                    234,000
Metro-Goldwyn-Mayer, Inc.* ..........    12,300                    321,338
MGM Grand, Inc. (Restricted) ........    23,026                    739,710
MGM Grand, Inc.* ....................     3,200                    102,800
Park Place Entertainment Corp.*......    94,110                  1,146,966
Royal Caribbean Cruises Ltd. ........    23,600                    436,600
Sankyo Co. ..........................    12,000                    525,696
Sun Internationals Hotels Ltd.* .....     6,900                    138,000
Walt Disney Co. .....................    42,980                  1,668,161
                                                              ------------
                                                                 5,339,376
                                                              ------------
PHOTO & OPTICAL (0.3%)
Canon, Inc. .........................    16,000                    795,893
Hoya Corp. ..........................     6,000                    537,001
                                                              ------------
                                                                 1,332,894
                                                              ------------
RETAIL--GENERAL (1.2%)
Bed Bath & Beyond, Inc.* ............     7,000                    253,750
Dixons Group plc ....................    95,276                    387,693
Family Dollar Stores, Inc. ..........     6,000                    117,375
GAP, Inc. ...........................    27,337                    854,281
Home Depot, Inc. ....................    16,648                    831,359
Kohl's Corp.* .......................    24,790                  1,378,944
Limited, Inc. .......................    50,000                  1,081,250
Mattel, Inc. ........................    63,600                    838,725
TJX Cos., Inc. ......................     1,900                     35,625
Wal-Mart Stores, Inc. ...............     6,060                    349,208
                                                              ------------
                                                                 6,128,210
                                                              ------------
 TOTAL CONSUMER CYCLICALS ...........                           19,139,589
                                                              ------------
CONSUMER NON-CYCLICALS (3.6%)
DRUGS (1.7%)
AstraZeneca Group plc ...............     7,362                    341,914

EQ ADVISORS TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
Millennium Pharmaceuticals,
  Inc.* ............................     13,886              $  1,553,496
Pfizer, Inc. .......................     56,265                 2,700,720
Sanofi-Synthelabo S.A. .............     10,100                   480,705
Schering-Plough Corp. ..............     53,700                 2,711,850
Takeda Chemical Industries Ltd......     14,000                   917,990
                                                             ------------
                                                                8,706,675
                                                             ------------
HOSPITAL SUPPLIES &
  SERVICES (1.3%)
Guidant Corp.* .....................      7,900                   391,050
HCA-The Healthcare Corp.* ..........      8,500                   258,187
Health Management Associates,
  Inc., Class A* ...................     80,000                 1,045,000
Healthsouth Corp.* .................     21,000                   150,938
Human Genome Sciences, Inc.* .......     14,192                 1,892,858
IMS Health, Inc. ...................      4,423                    79,614
Medtronic, Inc. ....................     34,000                 1,693,625
PE Corp-PE Biosystems Group ........      2,000                   131,750
Quintiles Transnational Corp. ......      4,930                    69,636
Tenet Healthcare Corp. .............     37,300                 1,007,100
                                                             ------------
                                                                6,719,758
                                                             ------------
RETAIL--FOOD (0.4%)
Carrefour S.A. .....................      4,640                   316,874
Koninklijke Ahold N.V. .............         88                     2,588
Kroger Co.* ........................     86,895                 1,917,121
                                                             ------------
                                                                2,236,583
                                                             ------------
SOAPS & TOILETRIES (0.1%)
Kao Corp. ..........................     14,000                   427,340
                                                             ------------
TOBACCO (0.1%)
Tabacalera S.A., Class A ...........     35,900                   550,944
                                                             ------------
 TOTAL CONSUMER NON-CYCLICALS ......                           18,641,300
                                                             ------------
CREDIT SENSITIVE (6.3%)
BANKS (1.3%)
Bank of America Corp. ..............     30,976                 1,331,968
Bank of Fukuoka Ltd. ...............     85,000                   578,171
Bank of Scotland ...................     73,100                   694,985
Bank of Tokyo-Mitsubishi Ltd.
  (ADR) ............................     12,000                   145,500
Bank One Corp. .....................     15,000                   398,438
Banque Nationale de Paris ..........      8,325                   800,389
Fuji Bank Ltd. .....................     75,000                   569,504
ICICI Banking Ltd* .................      3,700                    53,650
PT Bank Dagang Nasional
  Indonesia Tbk* ...................   136,000
Societe Generale Paris* ............     9,560                    574,453
Standard Chartered plc .............    67,250                    837,230
Sumitomo Trust & Banking ...........    71,000                    505,017
                                                             ------------
                                                                6,489,305
                                                             ------------
FINANCIAL SERVICES (2.7%)
A.G. Edwards, Inc. .................     7,000                    273,000
Associates First Capital Corp.,
  Class A ..........................   120,000                  2,677,500
CIT Group, Inc., Class A ...........    25,100                    407,875
Citigroup, Inc. ....................    63,100                  3,801,775
Daiwa Securities Group Ltd. ........    47,000                    619,907
Legg Mason, Inc. ...................    30,000                  1,500,000


                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
MBNA Corp. .........................    90,600               $  2,457,525
Morgan Stanley Dean
  Witter & Co. .....................    21,700                  1,806,525
Peregrine Investment Holdings*......    52,000
Worms et Compagnie* ................       750                     11,166
                                                             ------------
                                                               13,555,273
                                                             ------------
INSURANCE (1.1%)
Ace Ltd. ...........................    30,600                    856,800
AFLAC, Inc. ........................    25,930                  1,191,159
Alleanza Assicurazioni .............    29,900                    397,834
American International Group,
  Inc. .............................    16,150                  1,897,625
CGU plc ............................    49,600                    825,329
CNA Financial Corp.* ...............    20,000                    680,000
                                                             ------------
                                                                5,848,747
                                                             ------------
REAL ESTATE (0.0%)
Boston Properties, Inc. ............     5,000                    193,125
                                                             ------------
UTILITY--ELECTRIC (0.3%)
AES Corp.* .........................    28,600                  1,304,875
                                                             ------------
UTILITY--TELEPHONE (0.9%)
CenturyTel, Inc. ...................     2,000                     57,500
Sprint Corp. (FON Group) ...........    12,600                    642,600
Telefonica de Espana S.A.* .........    15,900                    341,221
Telefonos de Mexico S.A.,
  Class L (ADR) ....................     9,900                    565,538
Telephone & Data Systems, Inc.......    14,300                  1,433,575
U.S. WEST, Inc. ....................    11,800                  1,011,850
Worldcom, Inc.* ....................    14,950                    685,831
                                                             ------------
                                                                4,738,115
                                                             ------------
 TOTAL CREDIT SENSITIVE ............                           32,129,440
                                                             ------------
DIVERSIFIED (0.7%)
MISCELLANEOUS (0.7%)
ABB AG Ltd. ........................     3,988                    476,797
Citic Pacific Ltd. .................    80,000                    418,703
Edison Schools, Inc.* ..............     5,700                    132,169
Hutchison Whampoa Ltd. .............    36,000                    452,569
Tyco International Ltd. ............    43,400                  2,056,075
U.S. Industries, Inc. ..............    16,000                    194,000
                                                             ------------
 TOTAL DIVERSIFIED .................                            3,730,313
                                                             ------------
ENERGY (1.8%)
OIL--DOMESTIC (0.2%)
Dynergy, Inc. ......................     5,760                    393,480
Louis Dreyfus Natural Gas
  Corp.* ...........................    22,000                    688,875
                                                             ------------
                                                                1,082,355
                                                             ------------
OIL--INTERNATIONAL (1.3%)
BP Amoco plc .......................    51,000                    489,117
BP Amoco plc (ADR) .................    28,846                  1,631,602
Elf Aquitaine S.A. .................       895                    183,108
Kerr-McGee Corp. ...................    23,000                  1,355,562
Repsol S.A. (ADR) ..................    59,400                  1,176,862
Total Fina S.A. (ADR) ..............    12,280                    943,258
Total Fina S.A., Class B ...........     5,118                    783,975
                                                             ------------
                                                                6,563,484
                                                             ------------

EQ ADVISORS TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                NUMBER                 VALUE
                                               OF SHARES              (NOTE 1)
                                         --------------------   -------------------
OIL--SUPPLIES &
  CONSTRUCTION (0.3%)
Diamond Offshore Drilling, Inc........       2,000              $     70,250
Noble Drilling Corp.* ................     22,200                    914,362
Santa Fe International Corp. .........      1,500                     52,406
Stolt Comex Seaway S.A.
  (ADR)* .............................     41,300                    490,438
Stolt Comex Seaway S.A.* .............      2,000                     28,250
                                                                ------------
                                                                   1,555,706
                                                                ------------
 TOTAL ENERGY ........................                             9,201,545
                                                                ------------
TECHNOLOGY (8.6%)
COMPUTER HARDWARE (0.9%)
Cisco Systems, Inc.* .................     77,100                  4,900,669
                                                                ------------
COMPUTER SOFTWARE (0.8%)
America Online, Inc.* ................     15,400                    812,350
At Home Corp.* .......................     12,000                    249,000
ChoicePoint, Inc.* ...................      1,260                     56,070
GigaMedia Ltd.* ......................     10,400                    126,100
Informix Corp.* ......................     46,000                    342,125
Infosys Technologies .................      3,400                    602,650
Microsoft Corp.* .....................     19,500                  1,560,000
PSINet, Inc.* ........................      4,000                    100,500
Softbank Corp. .......................      2,800                    379,857
                                                                ------------
                                                                   4,228,652
                                                                ------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (1.8%)
Adelphia Business Solutions,
  Inc.* ..............................     10,000                    231,875
China Telecom (Hong Kong)
  Ltd.* ..............................   129,000                   1,137,676
Clearnet Communications, Inc.*........    16,500                     458,133
E-Tek Dynamics, Inc. .................     2,400                     633,150
General Motors Corp., Class H*........    10,250                     899,437
Global TeleSystems Group, Inc.*.......    85,584                   1,032,357
Grupo Iusacell S.A de C.V.* ..........     2,900                      45,313
Infonet Services Corp.* ..............     2,000                      23,875
Lucent Technologies, Inc. ............    15,000                     888,750
NTL, Inc.* ...........................    27,500                   1,646,562
RCN Corp.* ...........................     9,500                     241,062
Savvis Communications* ...............     5,000                      65,313
Sonera Group OYJ .....................     7,250                     330,193
Tele1 Europe Holding AB ..............     2,070                      25,324
Telesystem International
  Wireless Inc.* .....................     5,000                      92,500
United Pan-Europe
  Communications N.V.* ...............    28,300                     739,324
United Pan-Europe
  Communications N.V.* ...............    12,000                     324,000
UnitedGlobalCom Inc., Class A*........     8,000                     374,000
                                                                ------------
                                                                   9,188,844
                                                                ------------
ELECTRONICS (2.7%)
Altera Corp.* ........................    11,400                   1,162,088
Applied Micro Circuits Corp.* ........     1,300                     128,375
ASM Lithography Holding
  N.V.* ..............................    17,070                     732,986
Fairchild Semiconductor
  International, Inc.* ...............     5,000                     202,500


                                                NUMBER                 VALUE
                                               OF SHARES              (NOTE 1)
                                         --------------------   -------------------
Hon Hai Precision Industry Co.,
  Ltd. (GDR)* ........................    20,900                $    501,600
Intel Corp. ..........................    25,800                   3,449,137
JDS Uniphase Corp.* ..................     3,200                     383,600
PMC-Sierra, Inc.* ....................     2,700                     479,756
RADVision Ltd.* ......................     2,400                      67,050
RF Micro Devices, Inc.* ..............     3,000                     262,875
Samsung Electronics Co.
  (Foreign) ..........................     3,000                     992,803
Silverline Technologies Ltd.* ........     1,200                      25,950
Solectron Corp.* .....................    73,200                   3,065,250
STMicroelectronics N.V.* .............    16,200                   1,019,801
TDK Corp. ............................     2,000                     287,154
Tokyo Electron Ltd. ..................     7,000                     957,558
                                                                ------------
                                                                  13,718,483
                                                                ------------
OFFICE EQUIPMENT (0.8%)
Dell Computer Corp.* .................    59,100                   2,914,369
Lexmark International Group,
  Inc.* ..............................    14,300                     961,675
                                                                ------------
                                                                   3,876,044
                                                                ------------
OFFICE EQUIPMENT SERVICES (0.0%)
Foundry Networks, Inc.* ..............     1,000                     110,500
                                                                ------------
WIRELESS TELECOMMUNICATION
  SERVICES (1.6%)
AT&T Wireless Group* .................    17,800                     496,175
Libertel NV* .........................    13,800                     209,940
Millicom International Cellular
  S.A.* ..............................    37,000                   1,295,000
Nokia OYJ* ...........................    39,840                   2,031,063
NTT Mobile Communications
  Network, Inc. ......................        28                     757,078
SK Telecom Co. Ltd. (ADR) ............    20,162                     732,133
US Cellular Corp.* ...................    15,000                     945,000
Vodafone AirTouch plc ................   396,497                   1,601,414
Western Wireless Corp.,
  Class A* ...........................     2,000                     109,000
                                                                ------------
                                                                   8,176,803
                                                                ------------
 TOTAL TECHNOLOGY ....................                            44,199,995
                                                                ------------
TOTAL COMMON STOCKS (29.7%)
  (Cost $113,563,402).................                           152,427,606
                                                                ------------
                                               NUMBER
                                                 OF
                                              WARRANTS
WARRANTS:
BUSINESS SERVICES (0.0%)
TRUCKING, SHIPPING (0.0%)
Frontline Ltd., expiring 5/11/01 .....     3,804                          --
                                                                ------------
CREDIT SENSITIVE (0.0%)
BANKS (0.0%)
Thai Farmers Bank, expiring
  9/15/02* ...........................       375                          26
                                                                ------------
TOTAL WARRANTS (0.0%)
 (Cost $372)..........................                                    26
                                                                ------------

EQ ADVISORS TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                           PRINCIPAL                VALUE
                                             AMOUNT               (NOTE 1)
                                     ---------------------   ------------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (0.2%)
PAPER (0.2%)
Georgia Pacific Corp.
  7.75%, 11/15/29 ................        $ 1,300,000        $  1,182,267
                                                             ------------
BUSINESS SERVICES (0.9%)
PRINTING, PUBLISHING, BROADCASTING (0.9%)
CBS Corp.
  7.15%, 5/20/05 .................          3,180,000           3,126,703
Time Warner Entertainment
  8.375%, 3/15/23 ................          1,450,000           1,467,879
                                                             ------------
 TOTAL BUSINESS SERVICES .........                              4,594,582
                                                             ------------
CAPITAL GOODS (1.8%)
AEROSPACE (1.8%)
Lockheed Martin Corp.
  6.85%, 5/15/01 .................          7,000,000           6,967,975
Raytheon Co.
  7.90%, 3/1/03 ..................          2,500,000           2,511,890
                                                             ------------
 TOTAL CAPITAL GOODS .............                              9,479,865
                                                             ------------
CONSUMER CYCLICALS (0.5%)
RETAIL--GENERAL (0.5%)
Wal-Mart Stores, Inc.
  6.875%, 8/10/09 ................          2,400,000           2,346,864
                                                             ------------
CREDIT SENSITIVE (43.6%)
ASSET BACKED (2.0%)
Abbey National Capital Trust
  8.96%, 12/29/49 ................          1,500,000           1,489,608
Capital Auto Receivables Asset
  Trust
  5.58%, 6/15/02 .................          5,500,000           5,460,785
Carco Auto Loan Master Trust
  5.65%, 3/15/03 .................          3,280,000           3,247,331
                                                             ------------
                                                               10,197,724
                                                             ------------
BANKS (1.4%)
Citicorp
  7.00%, 7/1/07 ..................          2,150,000           2,060,386
International Bank Recon &
  Development
  7.00%, 1/27/05 .................          3,000,000           2,995,857
St. George Bank Ltd.
  7.15%, 10/15/05 ................          2,000,000           1,942,760
                                                             ------------
                                                                6,999,003
                                                             ------------
FINANCIAL SERVICES (1.5%)
Household Finance Corp.
  6.50%, 11/15/08 ................          1,035,000             938,856
KBC Bank Fund Trust III
  9.86%, 11/29/49 ................          2,670,000           2,723,800
Morgan Stanley Dean Witter &
  Co.
  5.625%, 1/20/04 ................          3,600,000           3,394,872
NationsBank Corp.
  6.80%, 3/15/28 .................            830,000             705,995
                                                             ------------
                                                                7,763,523
                                                             ------------
FOREIGN GOVERNMENT (0.3%)
Quebec Province
  7.50%, 9/15/29 .................          1,300,000           1,274,764
                                                             ------------


                                           PRINCIPAL                VALUE
                                             AMOUNT               (NOTE 1)
                                     ---------------------   ------------------
U.S. GOVERNMENT (17.1%)
U.S. Treasury Bonds
  12.00%, 8/15/13 ................        $ 7,500,000        $ 10,134,375
  8.125%, 8/15/19 ................         20,595,000          24,897,502
  8.125%, 5/15/21 ................          8,100,000           9,861,750
                                                             ------------
                                                               44,893,627
                                                             ------------
U.S. Treasury Notes
  6.00%, 8/15/00 .................          8,000,000           8,000,000
  6.25%, 4/30/01 .................         11,600,000          11,578,250
  6.50%, 5/31/02 .................          2,425,000           2,426,516
  6.50%, 2/15/10 .................          9,575,000           9,901,153
  6.25%, 5/15/30 .................         10,390,000          10,906,258
                                                             ------------
                                                               42,812,177
                                                             ------------
                                                               87,705,804
                                                             ------------
U.S. GOVERNMENT AGENCIES (21.1%)
Federal National Mortgage
  Association
  7.00%, 4/1/12 ..................          4,146,639           4,068,500
  7.00%, 1/1/15 ..................          9,274,107           9,099,346
  8.00%, 11/1/28 .................          1,587,974           1,598,391
  6.00%, 1/1/29 ..................          3,887,308           3,555,833
  8.00%, 1/1/29 ..................          2,605,982           2,617,599
  6.00%, 3/1/29 ..................          5,068,208           4,636,037
  8.00%, 5/1/29 ..................          1,519,070           1,525,841
  6.00%, 7/1/29 ..................          2,646,977           2,421,266
  7.50%, 12/1/29 .................          5,854,623           5,774,063
  7.00%, 1/1/30 ..................         10,916,575          10,538,818
  7.00%, 2/1/30 ..................          2,569,290           2,480,382
  8.00%, 4/1/30 ..................         12,301,252          12,356,091
  TBA:
  8.50%, 10/1/09 .................         10,530,000          10,725,753
  7.00%, 7/25/14 .................          5,190,000           5,089,444
  6.50%, 7/1/30 ..................          6,950,000           6,548,206
Government National Mortgage
  Association
  7.00%, 12/15/25 ................          7,955,223           7,737,115
  7.00%, 7/15/27 .................          1,546,842           1,504,432
  7.00%, 2/15/28 .................          1,542,909           1,500,607
  7.00%, 2/15/28 .................          1,553,523           1,510,930
  7.00%, 2/15/28 .................          2,369,306           2,304,347
  7.00%, 9/15/29 .................          5,933,648           5,770,965
  TBA:
  7.00%, 7/1/30 ..................          5,300,000           5,151,759
                                                             ------------
                                                              108,515,725
                                                             ------------
UTILITY--ELECTRIC (0.2%)
Cilcorp, Inc.
  9.375%, 10/15/29 ...............          1,250,000           1,260,935
                                                             ------------
 TOTAL CREDIT SENSITIVE ..........                            223,717,478
                                                             ------------
ENERGY (0.2%)
RAILROADS (0.2%)
Union Pacific Corp.
  6.625%, 2/1/29 .................          1,345,000           1,111,574
                                                             ------------
TOTAL LONG-TERM DEBT SECURITIES (47.2%)
 (Cost $243,062,483)..............                            242,432,630
                                                             ------------

EQ ADVISORS TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                          PRINCIPAL           VALUE
                                           AMOUNT           (NOTE 1)
                                       --------------   ----------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau, 6.26% 7/3/00 .........    $    234,597     $     234,597
                                                         -------------
U.S. GOVERNMENT AGENCIES (27.8%)
Federal Home Loan Bank,
  7/3/00 ...........................     131,100,000       131,052,148
  7/21/00 ..........................      11,700,000        11,658,141
                                                         -------------
                                                           142,710,289
                                                         -------------
TOTAL SHORT-TERM DEBT
  SECURITIES (27.8%)
  (Amortized Cost $142,944,885).....                       142,944,886
                                                         -------------
TOTAL INVESTMENTS (104.7%)
  (Cost/Amortized Cost
 $499,571,142)......................                       537,805,148
OTHER ASSETS LESS
  LIABILITIES (--4.7%) .............                       (24,303,061)
                                                         -------------
NET ASSETS (100%) ..................                     $ 513,502,087
                                                         =============



DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
                 (Unaudited)
    As a Percentage of Total Investments
Canada ...........................     0.4%
France ...........................     1.0
Japan ............................     1.6
Latin America ....................     0.2
Netherlands ......................     1.0
New Zealand & Australia ..........     0.4
Scandinavia ......................     0.5
Southeast Asia ...................     1.0
Spain ............................     0.4
Switzerland ......................     0.1
United Kingdom ...................     1.8
United States** ..................    91.2
Other European Countries .........     0.4
                                     -----
                                     100.0%
                                     =====

----------
*     Non-income producing.

**    Includes Short-Term Debt Securities of 27.8%.

    Glossary:
    ADR--American Depositary Receipt
     GDR--Global Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $165,523,170
U.S. Government securities .............................     117,599,000
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     241,358,386
U.S. Government securities .............................     169,654,846

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $  49,777,357
Aggregate gross unrealized depreciation ..........      (11,543,351)
                                                      -------------
Net unrealized appreciation ......................    $  38,234,006
                                                      =============
Federal income tax cost of investments ...........    $ 499,571,142
                                                      =============

At June 30, 2000, the Portfolio had loaned securities with a total value of $84,100,510 which was secured by collateral of $87,152,006 of which $7,899,210 was in the form of U.S. Government securities.



For the period from January 1, 2000 to June 30, 2000, the Portfolio incurred approximately $250 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., an affiliated broker/dealer.








                       See Notes to Financial Statements.

EQ ADVISORS TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                 NUMBER                 VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           ------------------   --------------------
COMMON STOCKS:
BASIC MATERIALS (2.0%)
CHEMICALS (0.7%)
Air Products & Chemicals, Inc. .........................................         44,800         $    1,380,400
Dow Chemical Co. .......................................................       131,700               3,975,694
Du Pont (E.I.) de Nemours &
  Co. ..................................................................       204,384               8,941,800
Sigma-Aldrich Corp. ....................................................        53,800               1,573,650
Union Carbide Corp. Holding
  Co. ..................................................................        28,300               1,400,850
                                                                                                --------------
                                                                                                    17,272,394
                                                                                                --------------
CHEMICALS--SPECIALTY (0.2%)
PPG Industries, Inc. ...................................................        36,300               1,608,544
Praxair, Inc. ..........................................................        31,800               1,190,512
Rohm & Haas Co. ........................................................        42,878               1,479,291
                                                                                                --------------
                                                                                                     4,278,347
                                                                                                --------------
METALS & MINING (0.7%)
Alcan Aluminum Ltd. ....................................................        45,500               1,414,858
Alcoa, Inc. ............................................................       178,068               5,163,972
Barrick Gold Corp. .....................................................        70,600               1,284,038
Minnesota Mining &
  Manufacturing Co. ....................................................        80,300               6,624,750
Newmont Mining Corp. ...................................................        53,107               1,148,439
Phelps Dodge Corp. .....................................................        22,800                 847,875
Placer Dome, Inc. ......................................................       112,400               1,074,825
                                                                                                --------------
                                                                                                    17,558,757
                                                                                                --------------
PAPER (0.3%)
Fort James Corp. .......................................................        58,900               1,362,062
Georgia-Pacific Corp. ..................................................        36,000                 945,000
International Paper Co. ................................................        96,124               2,865,697
Mead Corp. .............................................................        34,500                 871,125
Westvaco Corp. .........................................................        44,800               1,111,600
Willamette Industries, Inc. ............................................        30,100                 820,225
                                                                                                --------------
                                                                                                     7,975,709
                                                                                                --------------
STEEL (0.1%)
Allegheny Technologies, Inc. ...........................................        49,700                 894,600
Nucor Corp. ............................................................        22,000                 730,125
                                                                                                --------------
                                                                                                     1,624,725
                                                                                                --------------
  TOTAL BASIC MATERIALS ................................................                            48,709,932
                                                                                                --------------
BUSINESS SERVICES (4.2%)
ENVIRONMENTAL CONTROL (0.2%)
Ecolab, Inc. ...........................................................        33,400               1,304,687
Pall Corp. .............................................................        50,900                 941,650
Waste Management, Inc. .................................................       126,984               2,412,696
                                                                                                --------------
                                                                                                     4,659,033
                                                                                                --------------
PRINTING, PUBLISHING, BROADCASTING (3.2%)
Clear Channel Communications,
  Inc.* ................................................................        67,000               5,025,000
Comcast Corp., Class A* ................................................       181,900               7,366,950
Dow Jones & Co., Inc. ..................................................        19,100               1,399,075
Gannett Co., Inc. ......................................................        55,200               3,301,650
Interpublic Group, Inc. ................................................        59,200               2,545,600
Knight Ridder, Inc. ....................................................        22,100               1,175,444
McGraw Hill Cos., Inc. .................................................        39,100               2,111,400
MediaOne Group, Inc.* ..................................................       121,200               8,036,772
New York Times Co., Class A ............................................        35,100               1,386,450
Omnicom Group, Inc. ....................................................        35,200               3,135,000


                                                                                 NUMBER                 VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           ------------------   --------------------
Time Warner, Inc. ......................................................       254,800          $   19,364,800
Tribune Co. ............................................................        50,200               1,757,000
Viacom, Inc., Class B* .................................................       299,439              20,417,997
Young & Rubicam, Inc. ..................................................        27,100               1,549,781
                                                                                                --------------
                                                                                                    78,572,919
                                                                                                --------------
PROFESSIONAL SERVICES (0.7%)
Automatic Data Processing, Inc. ........................................       124,001               6,641,772
Cendant Corp.* .........................................................       140,650               1,969,100
Computer Sciences Corp.* ...............................................        33,400               2,494,563
First Data Corp. .......................................................        83,100               4,123,837
Pitney Bowes, Inc. .....................................................        52,500               2,100,000
Sabre Holdings Corp. ...................................................        24,900                 709,650
Sapient Corp.* .........................................................        11,300               1,208,394
                                                                                                --------------
                                                                                                    19,247,316
                                                                                                --------------
TRUCKING, SHIPPING (0.1%)
FedEx Corp.* ...........................................................        61,900               2,352,200
                                                                                                --------------
  TOTAL BUSINESS SERVICES ..............................................                           104,831,468
                                                                                                --------------
CAPITAL GOODS (6.8%)
AEROSPACE (1.1%)
Boeing Co. .............................................................       170,474               7,127,944
General Dynamics Corp. .................................................        39,400               2,058,650
Honeywell International, Inc. ..........................................       155,962               5,253,970
Lockheed Martin Corp. ..................................................        81,708               2,027,380
Northrop Grumman Corp. .................................................        24,500               1,623,125
Raytheon Co. ...........................................................        70,500               1,357,125
Textron, Inc. ..........................................................        31,400               1,705,412
United Technologies Corp. ..............................................        94,600               5,569,575
                                                                                                --------------
                                                                                                    26,723,181
                                                                                                --------------
BUILDING & CONSTRUCTION (0.2%)
Fluor Corp. ............................................................        32,100               1,015,163
Masco Corp. ............................................................        95,600               1,726,775
Parker-Hannifin Corp. ..................................................        32,850               1,125,112
Vulcan Materials Co. ...................................................        27,900               1,190,981
                                                                                                --------------
                                                                                                     5,058,031
                                                                                                --------------
BUILDING MATERIALS & FOREST PRODUCTS (0.3%)
Lowe's Cos., Inc. ......................................................        75,800               3,112,538
Sherwin-Williams Co. ...................................................        67,700               1,434,394
Weyerhaeuser Co. .......................................................        46,400               1,995,200
                                                                                                --------------
                                                                                                     6,542,132
                                                                                                --------------
ELECTRICAL EQUIPMENT (4.6%)
American Power Conversion
  Corp.* ...............................................................        36,300               1,481,494
Cooper Industries, Inc. ................................................        36,900               1,201,556
Eaton Corp. ............................................................        15,400               1,031,800
Emerson Electric Co. ...................................................        86,000               5,192,250
General Electric Co. ...................................................   1,931,701               102,380,118
Rockwell International Corp. ...........................................      37,600                 1,184,400
Sanmina Corp.* .........................................................      25,700                 2,197,350
                                                                                                --------------
                                                                                                   114,668,968
                                                                                                --------------
MACHINERY (0.6%)
Black & Decker Corp. ...................................................      35,900                 1,411,319
Caterpillar, Inc. ......................................................      70,100                 2,374,637
Deere & Co. ............................................................      47,000                 1,739,000
Dover Corp. ............................................................      44,000                 1,784,750
Illinois Tool Works, Inc. ..............................................      59,200                 3,374,400
Ingersol-Rand Co. ......................................................      35,050                 1,410,762

EQ ADVISORS TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                        ------------------   --------------------
Thermo Electron Corp.* ..............         57,800         $    1,217,413
W.W. Grainger, Inc. .................         23,500                724,094
                                                             --------------
                                                                 14,036,375
                                                             --------------
  TOTAL CAPITAL GOODS ...............                           167,028,687
                                                             --------------
CONSUMER CYCLICALS (7.7%)
AIRLINES (0.2%)
AMR Corp.* ..........................         39,700              1,049,569
Delta Air Lines, Inc. ...............         25,200              1,274,175
Southwest Airlines Co. ..............         98,587              1,866,991
                                                             --------------
                                                                  4,190,735
                                                             --------------
APPAREL & TEXTILES (0.1%)
Nike, Inc., Class B .................         58,800              2,340,975
V.F. Corp. ..........................         53,000              1,262,063
                                                             --------------
                                                                  3,603,038
                                                             --------------
AUTO RELATED (0.4%)
AutoZone, Inc.* .....................         42,100                926,200
Dana Corp. ..........................         44,523                943,331
Delphi Automotive Systems
  Corp. .............................       118,256               1,722,103
Genuine Parts Co. ...................        43,700                 874,000
Goodyear Tire & Rubber Co. ..........        34,200                 684,000
Harley-Davidson, Inc. ...............        57,000               2,194,500
Johnson Controls, Inc. ..............        22,800               1,169,925
TRW, Inc. ...........................        26,300               1,140,763
                                                             --------------
                                                                  9,654,822
                                                             --------------
AUTOS & TRUCKS (0.7%)
Ford Motor Co. ......................       239,500              10,298,500
General Motors Corp. ................       119,300               6,926,856
PACCAR, Inc. ........................        19,800                 785,813
Visteon Corp.* ......................        31,350                 380,119
                                                             --------------
                                                                 18,391,288
                                                             --------------
FOOD SERVICES, LODGING (0.2%)
Hilton Hotels Corp. .................       170,300               1,596,562
Marriot International, Inc. .........        50,750               1,830,172
Tricon Global Restaurants, Inc.*.....        38,320               1,082,540
                                                             --------------
                                                                  4,509,274
                                                             --------------
HOUSEHOLD FURNITURE, APPLIANCES (0.3%)
Best Buy Co., Inc.* .................        40,100               2,536,325
Fortune Brands, Inc. ................        53,200               1,226,925
Leggett & Platt, Inc. ...............        65,100               1,074,150
Newell Rubbermaid, Inc. .............        59,220               1,524,915
Whirlpool Corp. .....................        21,900               1,021,088
                                                             --------------
                                                                  7,383,403
                                                             --------------
LEISURE RELATED (0.8%)
Carnival Corp., Class A .............       122,100               2,380,950
Hasbro, Inc. ........................        73,400               1,105,587
Walt Disney Co. .....................       416,000              16,146,000
                                                             --------------
                                                                 19,632,537
                                                             --------------
PHOTO & OPTICAL (0.2%)
Eastman Kodak Co. ...................        68,900               4,099,550
                                                             --------------
RETAIL--GENERAL (4.8%)
Bed Bath & Beyond, Inc.* ............        43,200               1,566,000
Circuit City Stores-Circuit City
  Group .............................        42,200               1,400,512
Costco Wholesale Corp.* .............        88,000               2,904,000
CVS Corp. ...........................        77,700               3,108,000


                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                        ------------------   --------------------
Dollar General Corp. ................        60,077          $    1,171,502
Federated Department Stores,
  Inc.* .............................        43,800               1,478,250
GAP, Inc. ...........................       165,900               5,184,375
Home Depot, Inc. ....................       448,750              22,409,453
K-Mart Corp.* .......................       103,800                 707,138
Kohl's Corp.* .......................        63,600               3,537,750
Limited, Inc. .......................        89,400               1,933,275
Mattel, Inc. ........................       109,500               1,444,031
May Department Stores Co. ...........        64,800               1,555,200
Nordstrom, Inc. .....................        45,700               1,102,513
Penny (J.C.), Inc. ..................        81,700               1,506,344
Sears Roebuck & Co. .................        73,700               2,404,462
Staples, Inc.* ......................        95,050               1,461,394
Target Corp. ........................        87,400               5,069,200
Tiffany & Co ........................        14,600                 985,500
TJX Cos., Inc. ......................        68,000               1,275,000
Wal-Mart Stores, Inc. ...............       868,100              50,024,262
Walgreen Co. ........................       199,000               6,405,312
                                                             --------------
                                                                118,633,473
                                                             --------------
  TOTAL CONSUMER CYCLICALS ..........                           190,098,120
                                                             --------------
CONSUMER NON-CYCLICALS (18.2%)
BEVERAGES (2.3%)
Anheuser-Busch Cos., Inc. ...........        91,600               6,841,375
Brown-Forman Corp., Class B .........        24,500               1,316,875
Coca-Cola Enterprises, Inc. .........        84,100               1,371,881
Coca-Cola Co. .......................       483,300              27,759,544
PepsiCo, Inc. .......................       287,700              12,784,669
Seagram Ltd. ........................        85,400               4,953,200
Starbucks Corp.* ....................        37,000               1,412,937
                                                             --------------
                                                                 56,440,481
                                                             --------------
CONTAINERS (0.1%)
Owens-Illinois, Inc.* ...............        63,900                 746,831
Sealed Air Corp.* ...................        23,110               1,210,387
                                                             --------------
                                                                  1,957,218
                                                             --------------
DRUGS (8.9%)
Abbott Laboratories .................       303,800              13,538,088
Allergan, Inc. ......................        26,800               1,996,600
Alza Corp.* .........................        27,700               1,637,763
American Home Products Corp..........       258,000              15,157,500
Amgen, Inc.* ........................       201,900              14,183,475
Biogen, Inc.* .......................        29,400               1,896,300
Bristol-Myers Squibb Co. ............       387,900              22,595,175
Lilly (Eli) & Co. ...................       215,500              21,523,062
MedImmune, Inc.* ....................        41,500               3,071,000
Merck & Co., Inc. ...................       457,100              35,025,287
Pfizer, Inc. ........................   1,223,775                58,741,200
Pharmacia Corp. .....................     246,163                12,723,550
Schering-Plough Corp. ...............     290,300                14,660,150
Watson Pharmaceutical, Inc.* ........      30,700                 1,650,125
                                                             --------------
                                                                218,399,275
                                                             --------------
FOODS (1.0%)
Archer Daniels Midland Co. ..........     120,198                 1,179,443
Bestfoods ...........................      55,100                 3,815,675
Campbell Soup Co. ...................      84,600                 2,463,975
ConAgra, Inc. .......................      96,400                 1,837,625
General Mills, Inc. .................      60,100                 2,298,825
H.J. Heinz Co. ......................      70,850                 3,099,688

EQ ADVISORS TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                      ------------------   --------------------
Hershey Foods Corp. ...............     28,700             $    1,397,331
Kellogg Co. .......................     80,100                  2,382,975
Quaker Oats Co. ...................     26,200                  1,968,275
Sara Lee Corp. ....................   179,600                   3,468,525
Wrigley (Wm.) Jr. Co. .............    22,700                   1,820,256
                                                           --------------
                                                               25,732,593
                                                           --------------
HOSPITAL SUPPLIES & SERVICES (1.6%)
Baxter International, Inc. ........    57,500                   4,042,969
Becton, Dickinson and Co. .........    51,000                   1,463,062
Biomet, Inc. ......................    30,600                   1,176,188
Boston Scientific Corp.* ..........    88,800                   1,948,050
Cardinal Health, Inc. .............    55,000                   4,070,000
Guidant Corp.* ....................    60,100                   2,974,950
HCA - The Healthcare Corp.* .......   111,300                   3,380,737
Healthsouth Corp.* ................   202,000                   1,451,875
IMS Health, Inc. ..................    65,000                   1,170,000
McKesson HBOC, Inc. ...............    58,100                   1,216,469
Medtronic, Inc. ...................   236,200                  11,765,712
PE Corp - PE Biosystems Group......    41,600                   2,740,400
Tenet Healthcare Corp.* ...........    66,700                   1,800,900
Wellpoint Health Networks,
  Inc.* ...........................    17,200                   1,245,925
                                                           --------------
                                                               40,447,237
                                                           --------------
RETAIL--FOOD (1.0%)
Albertson's, Inc. .................    82,580                   2,745,785
Kroger Co.* .......................   164,400                   3,627,075
McDonald's Corp. ..................   265,400                   8,741,612
Safeway, Inc.* ....................   100,900                   4,553,113
SYSCO Corp. .......................    65,100                   2,742,338
Winn-Dixie Stores, Inc. ...........    73,300                   1,049,106
                                                           --------------
                                                               23,459,029
                                                           --------------
SOAPS & TOILETRIES (2.8%)
Avon Products, Inc. ...............    51,600                   2,296,200
Clorox Co. ........................    49,600                   2,222,700
Colgate Palmolive Co. .............   114,900                   6,879,637
Gillette Co. ......................   211,600                   7,392,775
International Flavors &
  Fragrances, Inc. ................    31,800                     959,963
Johnson & Johnson .................   272,100                  27,720,187
Kimberly Clark Corp. ..............   107,244                   6,153,125
Procter & Gamble Co. ..............   259,200                  14,839,200
                                                           --------------
                                                               68,463,787
                                                           --------------
TOBACCO (0.5%)
Philip Morris Cos., Inc. ..........   485,300                  12,890,781
                                                           --------------
 TOTAL CONSUMER NON-CYCLICALS                                 447,790,401
                                                           --------------
CREDIT SENSITIVE (20.4%)
BANKS (4.3%)
Amsouth Bancorp. ..................    84,400                   1,329,300
Bank of America Corp. .............   336,089                  14,451,827
Bank of New York Co., Inc. ........   145,000                   6,742,500
Bank One Corp. ....................   225,837                   5,998,795
BB&T Corp. ........................    65,700                   1,568,588
Charter One Financial, Inc. .......    42,600                     979,800
Chase Manhattan Corp. .............   243,570                  11,219,443
Comerica, Inc. ....................    32,600                   1,462,925
Fifth Third Bancorp ...............    58,150                   3,677,987
First Union Corp. .................   194,456                   4,824,939
Firstar Corp. .....................   193,003                   4,065,126


                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                      ------------------   --------------------
FleetBoston Financial Corp. .......   180,219              $    6,127,446
Golden West Financial Corp. .......    34,200                   1,395,788
Huntington Bancshares .............    48,805                     771,729
KeyCorp ...........................    93,100                   1,640,888
National City Corp. ...............   121,400                   2,071,388
Northern Trust Corp. ..............    46,600                   3,031,912
PNC Bank Corp. ....................    57,900                   2,714,063
Regions Financial Corp. ...........    46,800                     930,150
State Street Corp. ................    31,300                   3,319,756
Summit Bancorp ....................    38,000                     935,750
SunTrust Banks, Inc. ..............    63,000                   2,878,312
Synovus Financial Corp. ...........    59,150                   1,042,519
U.S. Bancorp ......................   143,278                   2,758,101
Union Planters Corp. ..............    40,300                   1,125,881
Wachovia Corp. ....................    42,900                   2,327,325
Washington Mutual, Inc. ...........   113,842                   3,287,188
Wells Fargo Co. ...................   323,400                  12,531,750
                                                           --------------
                                                              105,211,176
                                                           --------------
FINANCIAL SERVICES (5.8%)
American Express Co. ..............   264,900                  13,807,912
Associates First Capital Corp.,
  Class A .........................   143,600                   3,204,075
Bear Stearns Co., Inc. ............    28,610                   1,190,891
Capital One Financial Corp. .......    41,300                   1,843,012
Charles Schwab Corp. ..............   242,475                   8,153,222
Citigroup, Inc. ...................   664,760                  40,051,790
Convergys Corp.* ..................    30,800                   1,597,750
Dun & Bradstreet Corp. ............    39,500                   1,130,688
Fannie Mae ........................   202,100                  10,547,094
Franklin Resources, Inc. ..........    52,700                   1,600,763
Freddie Mac .......................   137,100                   5,552,550
H&R Block, Inc. ...................    24,000                     777,000
Household International, Inc. .....    92,746                   3,854,756
J.P. Morgan & Co., Inc. ...........    34,100                   3,755,262
Lehman Brothers Holdings, Inc......    24,800                   2,345,150
MBIA, Inc. ........................    24,200                   1,166,138
MBNA Corp. ........................   158,130                   4,289,276
Mellon Financial Corp. ............   100,100                   3,647,394
Merrill Lynch & Co. ...............    73,100                   8,406,500
Morgan Stanley Dean Witter &
  Co. .............................   219,610                  18,282,532
Paine Webber Group, Inc. ..........    29,900                   1,360,450
Paychex, Inc. .....................    79,350                   3,332,700
Providian Financial Corp. .........    28,000                   2,520,000
SLM Holding Corp. .................    34,400                   1,287,850
                                                           --------------
                                                              143,704,755
                                                           --------------
INSURANCE (3.1%)
Aetna, Inc. .......................    29,443                   1,889,873
AFLAC, Inc. .......................    52,500                   2,411,719
Allstate Corp. ....................   160,176                   3,563,916
American General Corp. ............    49,100                   2,995,100
American International Group,
  Inc. ............................   305,723                  35,922,452
Aon Corp. .........................    54,125                   1,681,258
Chubb Corp. .......................    37,200                   2,287,800
CIGNA Corp. .......................    33,300                   3,113,550
Cincinnati Financial Corp. ........    34,900                   1,097,169
Conseco, Inc. .....................    86,946                     847,724
Hartford Financial Services
  Group, Inc. .....................    47,700                   2,668,219

EQ ADVISORS TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                   NUMBER                 VALUE
                                                                                  OF SHARES             (NOTE 1)
                                                                             ------------------   --------------------
Jefferson-Pilot Corp. ....................................................         22,350         $    1,261,378
Lincoln National Corp. ...................................................         42,900              1,549,762
Loews Corp. ..............................................................         23,400              1,404,000
Marsh & McLennan Cos., Inc. ..............................................         53,100              5,545,631
MGIC Investment Corp. ....................................................         31,100              1,415,050
Progressive Corp. ........................................................         15,200              1,124,800
St. Paul Cos. ............................................................         48,864              1,667,484
UnitedHealth Group, Inc.* ................................................         33,500              2,872,625
                                                                                                  --------------
                                                                                                      75,319,510
                                                                                                  --------------
UTILITY--ELECTRIC (1.7%)
AES Corp.* ...............................................................         80,400              3,668,250
Ameren Corp. .............................................................         41,900              1,414,125
American Electric Power Co. ..............................................         84,460              2,502,127
Carolina Power & Light ...................................................         39,900              1,274,306
Consolidated Edison, Inc. ................................................         46,900              1,389,413
Constellation Energy Group ...............................................         42,200              1,374,138
Dominion Resources, Inc. .................................................         48,186              2,065,975
DTE Energy Co. ...........................................................         34,700              1,060,519
Duke Energy Corp. ........................................................         71,530              4,032,504
Edison International .....................................................         69,100              1,416,550
Entergy Corp. ............................................................         52,000              1,413,750
FirstEnergy Corp. ........................................................         64,900              1,517,037
Florida Progress Corp. ...................................................         28,900              1,354,688
FPL Group, Inc. ..........................................................         36,400              1,801,800
New Century Energies, Inc. ...............................................         45,100              1,353,000
Peco Energy Co. ..........................................................         37,000              1,491,563
PG&E Corp. ...............................................................         80,800              1,989,700
Public Service Enterprise Group,
  Inc. ...................................................................         43,700              1,513,112
Reliant Energy, Inc. .....................................................         62,400              1,844,700
Southern Co. .............................................................       134,200               3,128,537
TXU Corp. ................................................................        56,800               1,675,600
Unicom Corp. .............................................................        45,800               1,771,887
                                                                                                  --------------
                                                                                                      41,053,281
                                                                                                  --------------
UTILITY--GAS (0.0%)
Sempra Energy ............................................................        73,718               1,253,206
                                                                                                  --------------
UTILITY--TELEPHONE (5.5%)
AT&T Corp. ...............................................................       630,506              19,939,752
Bell Atlantic Corp. ......................................................       306,392              15,568,543
BellSouth Corp. ..........................................................       371,400              15,830,925
CenturyTel, Inc. .........................................................        29,100                 836,625
GTE Corp. ................................................................       191,800              11,939,550
SBC Communications, Inc. .................................................       673,112              29,112,094
Sprint Corp. (FON Group) .................................................       172,000               8,772,000
U.S. WEST, Inc. ..........................................................        99,733               8,552,105
Worldcom, Inc.* ..........................................................       560,050              25,692,294
                                                                                                  --------------
                                                                                                     136,243,888
                                                                                                  --------------
  TOTAL CREDIT SENSITIVE .................................................                           502,785,816
                                                                                                  --------------
DIVERSIFIED (1.0%)
MISCELLANEOUS (1.0%)
Avery Dennison Corp. .....................................................        22,900               1,537,163
Danaher Corp. ............................................................        25,900               1,280,431
Ralston-Purina Group .....................................................        59,100               1,178,306
Tyco International Ltd. ..................................................       332,800              15,766,400
Unilever N.V. ............................................................       112,710               4,846,530
                                                                                                  --------------
  TOTAL DIVERSIFIED ......................................................                            24,608,830
                                                                                                  --------------


                                                                                   NUMBER                 VALUE
                                                                                  OF SHARES             (NOTE 1)
                                                                             ------------------   --------------------
ENERGY (6.5%)
COAL & GAS PIPELINES (0.7%)
Columbia Energy Group ....................................................        18,700          $    1,227,188
El Paso Energy Corp. .....................................................        49,100               2,501,031
Enron Corp. ..............................................................       142,700               9,204,150
Williams Cos., Inc. ......................................................        85,100               3,547,606
                                                                                                  --------------
                                                                                                      16,479,975
                                                                                                  --------------
OIL--DOMESTIC (2.9%)
Burlington Resources, Inc. ...............................................        44,930               1,718,572
Chevron Corp. ............................................................       130,000              11,025,625
Coastal Corp. ............................................................        44,900               2,733,287
Exxon Mobil Corp. ........................................................       677,008              53,145,128
Occidental Petroleum Corp. ...............................................        67,200               1,415,400
Tosco Corp. ..............................................................        50,200               1,421,288
                                                                                                  --------------
                                                                                                      71,459,300
                                                                                                  --------------
OIL--INTERNATIONAL (1.7%)
Amerada Hess Corp. .......................................................        19,100               1,179,425
Ashland, Inc. ............................................................        35,000               1,227,187
Conoco, Inc., Class B ....................................................       130,380               3,202,459
Kerr-McGee Corp. .........................................................        21,700               1,278,944
Phillips Petroleum Co. ...................................................        51,400               2,605,337
Royal Dutch Petroleum Co.
  (New York Shares) ......................................................       424,700              26,145,594
Texaco, Inc. .............................................................       109,600               5,836,200
USX-Marathon Group, Inc. .................................................        65,600               1,644,100
                                                                                                  --------------
                                                                                                      43,119,246
                                                                                                  --------------
OIL--SUPPLIES & CONSTRUCTION (0.9%)
Anadarko Petroleum Corp. .................................................        35,000               1,725,938
Apache Corp. .............................................................        32,800               1,929,050
Baker Hughes, Inc. .......................................................        68,100               2,179,200
Halliburton Co. ..........................................................        89,200               4,209,125
Schlumberger Ltd. ........................................................       108,900               8,126,662
Transocean Sedco Forex, Inc. .............................................        43,364               2,317,264
Unocal Corp. .............................................................        47,800               1,583,375
                                                                                                  --------------
                                                                                                      22,070,614
                                                                                                  --------------
RAILROADS (0.3%)
Burlington Northern Santa Fe
  Corp. ..................................................................        95,953               2,200,922
CSX Corp. ................................................................        45,500                 964,031
Kansas City Southern Industries,
  Inc. ...................................................................        21,900               1,942,257
Norfolk Southern Corp. ...................................................        77,600               1,154,300
Union Pacific Corp. ......................................................        51,900               1,930,031
                                                                                                  --------------
                                                                                                       8,191,541
                                                                                                  --------------
  TOTAL ENERGY ...........................................................                           161,320,676
                                                                                                  --------------
TECHNOLOGY (32.6%)
COMPUTER HARDWARE (5.8%)
Adaptec, Inc.* ...........................................................        27,200                 618,800
Cisco Systems, Inc.* .....................................................   1,341,100                85,243,669
Gateway, Inc.* ...........................................................      62,800                 3,563,900
Hewlett Packard Co. ......................................................     197,000                24,600,375
Sun Microsystems, Inc.* ..................................................     309,000                28,099,687
                                                                                                  --------------
                                                                                                     142,126,431
                                                                                                  --------------
COMPUTER SOFTWARE (8.0%)
Adobe Systems, Inc. ......................................................      23,800                 3,094,000
America Online, Inc.* ....................................................     447,200                23,589,800

EQ ADVISORS TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                  NUMBER                 VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   --------------------
BMC Software, Inc.* ....................................................          51,200          $    1,868,000
Citrix Systems, Inc.* ..................................................          35,600                 674,175
Computer Associates
  International, Inc. ..................................................         106,925               5,473,223
Compuware Corp.* .......................................................          75,200                 780,200
Mercury Interactive Corp.* .............................................          16,200               1,567,350
Microsoft Corp.* .......................................................     1,023,200                81,856,000
Molex, Inc. ............................................................        37,500                 1,804,688
Novell, Inc.* ..........................................................        65,900                   609,575
Oracle Corp.* ..........................................................       552,560                46,449,575
Peoplesoft, Inc.* ......................................................        53,200                   891,100
Siebel Systems, Inc.* ..................................................        37,400                 6,117,237
VERITAS Software Corp.* ................................................        78,100                 8,826,521
Yahoo!, Inc.* ..........................................................       103,000                12,759,125
                                                                                                  --------------
                                                                                                     196,360,569
                                                                                                  --------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (5.4%)
ADC Telecommunications, Inc.*...........................................        56,000                 4,697,000
Alltel Corp. ...........................................................        63,900                 3,957,806
Comverse Technology, Inc.* .............................................        28,201                 2,622,641
Corning, Inc. ..........................................................        53,600                14,465,300
Global Crossing, Ltd.* .................................................       149,700                 3,938,981
Lucent Technologies, Inc. ..............................................       624,851                37,022,422
Motorola, Inc. .........................................................       420,861                12,231,273
Nortel Networks Corp. ..................................................       548,920                37,463,790
QUALCOMM, Inc.* ........................................................       143,300                 8,598,000
Scientific-Atlanta, Inc. ...............................................        31,000                 2,309,500
Tellabs, Inc.* .........................................................        81,600                 5,584,500
                                                                                                  --------------
                                                                                                     132,891,213
                                                                                                  --------------
ELECTRONICS (7.7%)
3Com Corp.* ............................................................        68,200                 3,930,025
Advanced Micro Devices, Inc.* ..........................................        29,600                 2,286,600
Agilent Technologies, Inc.* ............................................        85,299                 6,290,801
Altera Corp.* ..........................................................        39,800                 4,057,112
Analog Devices, Inc.* ..................................................        68,600                 5,213,600
Applied Material, Inc.* ................................................       149,800                13,575,625
Conexant Systems, Inc.* ................................................        42,100                 2,047,113
Intel Corp. ............................................................       656,000                87,699,000
KLA-Tencor Corp.* ......................................................        35,600                 2,084,825
Linear Technology Corp. ................................................        53,300                 3,407,869
LSI Logic Corp.* .......................................................        58,300                 3,155,487
Maxim Integrated Products* .............................................        53,800                 3,655,037
Micron Technology, Inc.* ...............................................       106,400                 9,369,850
National Semiconductor Corp.* ..........................................        36,000                 2,043,000
Novellus Systems, Inc.* ................................................        25,400                 1,436,688
RadioShack Corp.* ......................................................        37,700                 1,786,038
Seagate Technology, Inc.* ..............................................        41,200                 2,266,000
Solectron Corp.* .......................................................       115,600                 4,840,750
Teradyne, Inc.* ........................................................        34,100                 2,506,350
Texas Instruments, Inc. ................................................       317,400                21,801,412
Xilinx, Inc.* ..........................................................        64,000                 5,284,000
                                                                                                  --------------
                                                                                                     188,737,182
                                                                                                  --------------
OFFICE EQUIPMENT (4.7%)
Apple Computer, Inc.* ..................................................        66,600                 3,488,175
Cabletron Systems Corp.* ...............................................        35,700                   901,425
Compaq Computer Corp. ..................................................       336,198                 8,594,061
Dell Computer Corp.* ...................................................       502,500                24,779,531
EMC Corp.* .............................................................       402,600                30,975,038


                                                                                  NUMBER                 VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   --------------------
International Business Machines
  Corp. ................................................................       353,000            $   38,675,563
Lexmark International Group,
  Inc.* ................................................................        26,100                 1,755,225
Network Appliance, Inc.* ...............................................        59,000                 4,749,500
Parametric Technology Co.* .............................................        53,100                   584,100
Xerox Corp. ............................................................       131,400                 2,726,550
                                                                                                  --------------
                                                                                                     117,229,168
                                                                                                  --------------
OFFICE EQUIPMENT SERVICES (0.2%)
Ceridian Corp.* ........................................................        63,300                 1,523,156
Electronic Data Systems Corp. ..........................................        93,200                 3,844,500
Unisys Corp.* ..........................................................        65,500                   953,844
                                                                                                  --------------
                                                                                                       6,321,500
                                                                                                  --------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.8%)
Nextel Communications, Inc.,
  Class A* .............................................................       141,800                 8,676,388
Sprint Corp. (PCS Group)* ..............................................       170,000                10,115,000
                                                                                                  --------------
                                                                                                      18,791,388
                                                                                                  --------------
  TOTAL TECHNOLOGY .....................................................                             802,457,451
                                                                                                  --------------
TOTAL COMMON STOCKS (99.4%)
 (Cost $1,681,817,262)..................................................                           2,449,631,381
                                                                                                  --------------
                                                                                PRINCIPAL
                                                                                 AMOUNT
                                                                            -----------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSITS (0.0%)
Chase Nassau, 6.26%, 7/3/00 ............................................     $  72,289                    72,289
                                                                                                  --------------
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill, 7/27/00+ ...........................................     3,700,000                 3,685,142
                                                                                                  --------------
U.S. GOVERNMENT AGENCIES (0.4%)
Federal Home Loan Bank,
  7/3/00 ...............................................................   11,000,000                 10,995,985
                                                                                                  --------------
TOTAL SHORT-TERM DEBT SECURITIES (0.6%)
 (Amortized Cost $14,753,416)...........................................                              14,753,416
                                                                                                  --------------
TOTAL INVESTMENTS (100%)
 (Cost/Amortized Cost
  $1,696,570,678).......................................................                           2,464,384,797
OTHER ASSETS
  LESS LIABILITIES (0.0%) ..............................................                                (259,134)
                                                                                                  --------------
NET ASSETS (100.0%) ....................................................                          $2,464,125,663
                                                                                                  ==============

---------------------
*     Non-income producing.
+ All, or a portion of securities held by broker as collateral for financial futures contracts.

EQ ADVISORS TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
At June 30, 2000, the Portfolio had the following futures contracts open: (Note
1)







                            NO. OF       EXPIRATION       ORIGINAL        VALUE AT       UNREALIZED
PURCHASE                  CONTRACTS         DATE            VALUE          6/30/00      DEPRECIATION
-----------------------  -----------  ---------------  --------------  --------------  -------------
S&P 500 Index .........  45           September '00     $16,610,175     $16,516,125      $ (94,050)
                                                                                         =========

Investment security transactions for the period ended June 30, 2000 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $     87,704,275
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     218,767,716.00

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........  $   904,019,389
Aggregate gross unrealized depreciation ..........     (136,205,270)
                                                    ---------------
Net unrealized appreciation ......................  $   767,814,119
                                                    ===============
Federal income tax cost of investments ...........  $ 1,696,570,678
                                                    ===============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $120,022,236 which was secured by collateral of $121,710,399.


































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                       ------------------   --------------------
COMMON STOCKS:
BUSINESS SERVICES (10.6%)
PRINTING, PUBLISHING, BROADCASTING (9.7%)
AT&T Corp.--Liberty Media
  Group, Class A* ..................   2,798,176            $   67,855,768
British Sky Broadcasting plc .......   2,571,060                50,248,983
Reuters Group plc ..................   1,434,100                24,448,708
Time Warner, Inc. ..................     374,100                28,431,600
TVI Televisao Independente
  SA* ..............................           2
Viacom, Inc., Class B* .............     480,108                32,737,364
                                                            --------------
                                                               203,722,423
                                                            --------------
PROFESSIONAL SERVICES (0.9%)
Securitas AB, Class B ..............     837,120                17,732,379
                                                            --------------
  TOTAL BUSINESS SERVICES ..........                           221,454,802
                                                            --------------
CAPITAL GOODS (2.2%)
AEROSPACE (0.5%)
Honeywell International, Inc. ......     322,300                10,857,481
                                                            --------------
ELECTRICAL EQUIPMENT (1.7%)
Sanmina Corp.* .....................     404,300                34,567,650
                                                            --------------
  TOTAL CAPITAL GOODS ..............                            45,425,131
                                                            --------------
CONSUMER CYCLICALS (6.3%)
APPAREL & TEXTILES (1.2%)
Fast Retailing Co., Ltd. ...........      60,000                25,097,744
                                                            --------------
PHOTO & OPTICAL (2.4%)
Canon, Inc. ........................     988,000                49,146,356
                                                            --------------
RETAIL--GENERAL (2.7%)
Home Depot, Inc. ...................     702,950                35,103,566
Kohl's Corp.* ......................     393,000                21,860,625
                                                            --------------
                                                                56,964,191
                                                            --------------
  TOTAL CONSUMER CYCLICALS .........                           131,208,291
                                                            --------------
CONSUMER NON-CYCLICALS (10.0%)
DRUGS (8.5%)
Banyu Pharmaceutical Co., Ltd.......     688,000                16,820,010
Pfizer, Inc. .......................   1,617,000                77,616,000
Sanofi-Synthelabo S.A. .............     246,000                11,708,252
Schering-Plough Corp. ..............     374,100                18,892,050
Takeda Chemical Industries Ltd......     809,000                53,046,682
                                                            --------------
                                                               178,082,994
                                                            --------------
SOAPS & TOILETRIES (1.5%)
Kao Corp. ..........................   1,062,000                32,416,788
                                                            --------------
  TOTAL CONSUMER NON-CYCLICALS                                 210,499,782
                                                            --------------
CREDIT SENSITIVE (24.0%)
BANKS (12.4%)
Banco Bilbao Vizcaya ...............   1,810,700                27,028,209
Bank of America Corp. ..............     321,400                13,820,200
Bank of Fukuoka Ltd. ...............   2,460,000                16,732,960
Bank of Scotland ...................   3,732,157                35,482,788
Bank One Corp. .....................     782,300                20,779,844
Banque Nationale de Paris ..........     407,300                39,158,979
Chase Manhattan Corp. ..............     558,264                25,715,035
DBS Group Holdings Ltd. ............   1,561,878                20,071,601
Standard Chartered plc .............   2,724,308                33,916,310
Sumitomo Trust & Banking ...........   3,754,000                26,701,870
                                                            --------------
                                                               259,407,796
                                                            --------------
FINANCIAL SERVICES (6.2%)
Citigroup, Inc. ....................     919,948                55,426,867
CMIC Finance & Securities
  Public Co. Ltd.* .................     724,700
MBNA Corp. .........................     837,150                22,707,694
Morgan Stanley Dean Witter &
  Co. ..............................     609,800                50,765,850
                                                            --------------
                                                               128,900,411
                                                            --------------


                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                       ------------------   --------------------
INSURANCE (2.8%)
Alleanza Assicurazioni .............   1,256,000            $   16,711,686
American International Group,
  Inc. .............................     349,058                41,014,315
                                                            --------------
                                                                57,726,001
                                                            --------------
REAL ESTATE (0.6%)
Cheung Kong Holdings Ltd. ..........   1,177,000                13,022,416
Mandamus AB ........................         485                     2,802
                                                            --------------
                                                                13,025,218
                                                            --------------
UTILITY--ELECTRIC (0.9%)
AES Corp.* .........................     413,400                18,861,375
                                                            --------------
UTILITY--TELEPHONE (1.1%)
Telefonos de Mexico S.A.,
  Class L (ADR) ....................     421,800                24,095,325
                                                            --------------
  TOTAL CREDIT SENSITIVE ...........                           502,016,126
                                                            --------------
DIVERSIFIED (4.3%)
MISCELLANEOUS (4.3%)
ABB AG Ltd.* .......................     131,900                15,769,686
Citic Pacific Ltd. .................   3,248,000                16,999,346
Tyco International Ltd. ............   1,233,668                58,445,022
                                                            --------------
  TOTAL DIVERSIFIED ................                            91,214,054
                                                            --------------
ENERGY (1.5%)
OIL--INTERNATIONAL (1.5%)
Total Fina S.A., Class B ...........     203,450                31,164,463
                                                            --------------
TECHNOLOGY (39.5%)
COMPUTER HARDWARE (2.9%)
Cisco Systems, Inc.* ...............     949,700                60,365,306
                                                            --------------
COMPUTER SOFTWARE (5.2%)
America Online, Inc.* ..............     235,000                12,396,250
Microsoft Corp.* ...................     568,900                45,512,000
Oracle Corp.* ......................     344,300                28,942,719
Softbank Corp. .....................     105,600                14,326,063
Yahoo!, Inc.* ......................      59,600                 7,382,950
                                                            --------------
                                                               108,559,982
                                                            --------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (4.5%)
China Telecom (Hong Kong)
  Ltd.* ............................   4,280,000                37,746,136
Hellenic Telecommunications
  Organization SA ..................       5,838                   142,334
Nortel Networks Corp. ..............     164,000                11,193,000
Sonera Group OYJ ...................     220,400                10,037,866
United Pan-Europe
  Communications N.V.* .............   1,367,400                35,722,679
                                                            --------------
                                                                94,842,015
                                                            --------------
ELECTRONICS (14.9%)
Altera Corp.* ......................     358,100                36,503,819
Applied Material, Inc.* ............     232,000                21,025,000
ASM Lithography Holding N.V. *......     237,000                10,176,777
Intel Corp. ........................     696,100                93,059,869
NEC Corp. ..........................     703,000                22,054,642
Solectron Corp.* ...................     793,600                33,232,000
STMicroelectronics N.V.* ...........     840,780                52,927,664
Tokyo Electron Ltd. ................     309,000                42,269,348
                                                            --------------
                                                               311,249,119
                                                            --------------
OFFICE EQUIPMENT (2.7%)
Dell Computer Corp.* ...............     824,200                40,643,362
EMC Corp.* .........................     218,200                16,787,763
                                                            --------------
                                                                57,431,125
                                                            --------------

EQ ADVISORS TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                           NUMBER             VALUE
                                          OF SHARES         (NOTE 1)
                                       --------------   ----------------
WIRELESS TELECOMMUNICATION
  SERVICES (9.3%)
AT&T Wireless Group ................         866,300     $   24,148,113
Nokia OYJ* .........................       1,078,800         54,997,768
NTT Mobile Communications
  Network, Inc. ....................           1,015         27,444,062
SK Telecom Co. Ltd. (ADR) ..........         657,260         23,866,754
Vodafone AirTouch plc ..............      16,163,143         65,281,517
                                                         --------------
                                                            195,738,214
                                                         --------------
  TOTAL TECHNOLOGY .................                        828,185,761
                                                         --------------
TOTAL COMMON STOCKS (98.4%)
  (Cost $1,498,112,632).............                      2,061,168,410
                                                         --------------
                                         PRINCIPAL
                                          AMOUNT
LONG-TERM DEBT SECURITIES:
CREDIT SENSITIVE (0.0%)
BANKS (0.0%)
Grupo Financiero Banorte 0.00%,
  12/5/02 ..........................    $    165,700             16,837
                                                         --------------
TOTAL LONG-TERM DEBT
  SECURITIES (0.0%)
 (Cost $20,240).....................                             16,837
                                                         --------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (1.6%)
Chase Nassau, 6.26% 7/3/00 .........      34,326,957         34,326,957
                                                         --------------


                                           PRINCIPAL           VALUE
                                             AMOUNT          (NOTE 1)
                                          -----------   ------------------
TOTAL SHORT-TERM DEBT SECURITIES (1.6%)
 (Amortized Cost $34,326,957)..........                   $   34,326,957
                                                          --------------
TOTAL INVESTMENTS (100%)
  (Cost/Amortized Cost
  $1,532,459,829) .....................                    2,095,512,204
OTHER ASSETS LESS LIABILITIES (0%)                              (385,403)
                                                          --------------
NET ASSETS (100%) .....................                   $2,095,126,801
                                                          ==============


DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
                 (Unaudited)
    As a Percentage of Total Investments
Canada ...........................     0.5%
France ...........................     6.4
Japan ............................    15.6
Latin America ....................     1.2
Netherlands ......................     2.2
Scandinavia ......................     3.9
Southeast Asia ...................     5.3
Spain ............................     1.3
Switzerland ......................     0.8
United Kingdom ...................    10.0
United States** ..................    52.0
Other European Countries .........     0.8
                                     -----
                                     100.0%
                                     =====

----------
*     Non-income producing.
  Glossary:
  ADR--American Depositary Receipt


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $  689,392,160
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........       589,258,449

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $  611,681,997
Aggregate gross unrealized depreciation ..........        (48,629,622)
                                                       --------------
Net unrealized appreciation ......................     $  563,052,375
                                                       ==============
Federal income tax cost of investments ...........     $1,532,459,829
                                                       ==============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $189,487,014 which was secured by collateral of $200,952,894.







                       See Notes to Financial Statements.

EQ ADVISORS TRUST
ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                   NUMBER                 VALUE
                                                                                  OF SHARES             (NOTE 1)
                                                                             ------------------   --------------------
COMMON STOCKS:
BASIC MATERIALS (3.9%)
CHEMICALS (2.7%)
Dow Chemical Co. .........................................................       195,000          $    5,886,563
Eastman Chemical Co. .....................................................       100,000               4,775,000
Lyondell Chemical Co. ....................................................   1,670,000                27,972,500
Solutia, Inc. ............................................................     500,000                 6,875,000
                                                                                                  --------------
                                                                                                      45,509,063
                                                                                                  --------------
METALS & MINING (1.2%)
Alcoa, Inc. ..............................................................     698,800                20,265,200
                                                                                                  --------------
  TOTAL BASIC MATERIALS ..................................................                            65,774,263
                                                                                                  --------------
BUSINESS SERVICES (7.7%)
PRINTING, PUBLISHING,
  BROADCASTING (3.9%)
A.H. Belo Corp. Class A ..................................................     396,700                 6,867,868
AT&T Corp.--Liberty Media
  Group, Class A* ........................................................      71,576                 1,735,718
Clear Channel Communications,
  Inc.* ..................................................................     188,000                14,100,000
Comcast Corp., Class A* ..................................................     400,000                16,200,000
Gannett Co., Inc. ........................................................     310,000                18,541,875
MediaOne Group, Inc.* ....................................................     115,700                 7,672,067
                                                                                                  --------------
                                                                                                      65,117,528
                                                                                                  --------------
PROFESSIONAL SERVICES (3.8%)
Computer Sciences Corp.* .................................................     153,300                11,449,594
First Data Corp. .........................................................     997,000                49,476,125
Viad Corp. ...............................................................     130,000                 3,542,500
                                                                                                  --------------
                                                                                                      64,468,219
                                                                                                  --------------
  TOTAL BUSINESS SERVICES ................................................                           129,585,747
                                                                                                  --------------
CAPITAL GOODS (8.2%)
AEROSPACE (5.3%)
Honeywell International, Inc. ............................................     962,600                32,427,587
United Technologies Corp. ................................................     958,400                56,425,800
                                                                                                  --------------
                                                                                                      88,853,387
                                                                                                  --------------
BUILDING MATERIALS & FOREST
  PRODUCTS (1.1%)
Masco Corp. ..............................................................   1,023,000                18,477,938
                                                                                                  --------------
ELECTRICAL EQUIPMENT (1.8%)
Sanmina Corp.* ...........................................................     360,400                30,814,200
                                                                                                  --------------
  TOTAL CAPITAL GOODS ....................................................                           138,145,525
                                                                                                  --------------
CONSUMER CYCLICALS (4.1%)
AIRLINES (1.1%)
Continental Airlines, Inc.,
  Class B* ...............................................................     384,000                18,048,000
                                                                                                  --------------
LEISURE RELATED (0.3%)
Royal Caribbean Cruises Ltd. .............................................     308,400                 5,705,400
                                                                                                  --------------
RETAIL--GENERAL (2.7%)
Circuit City Stores-Circuit City
  Group ..................................................................     400,000                13,275,000
Limited, Inc. ............................................................     749,000                16,197,125
Mattel, Inc. .............................................................     529,000                 6,976,187
Saks, Inc.* ..............................................................     853,900                 8,965,950
                                                                                                  --------------
                                                                                                      45,414,262
                                                                                                  --------------
  TOTAL CONSUMER CYCLICALS ...............................................                            69,167,662
                                                                                                  --------------


                                                                                   NUMBER                 VALUE
                                                                                  OF SHARES             (NOTE 1)
                                                                             ------------------   --------------------
CONSUMER NON-CYCLICALS (16.4%)
BEVERAGES (3.2%)
Pepsi Bottling Group, Inc. ...............................................   1,820,000            $   53,121,250
                                                                                                  --------------
DRUGS (3.6%)
Abbott Laboratories ......................................................     427,000                19,028,187
MedImmune, Inc.* .........................................................      50,465                 3,734,410
Schering-Plough Corp. ....................................................     765,000                38,632,500
                                                                                                  --------------
                                                                                                      61,395,097
                                                                                                  --------------
FOODS (1.4%)
General Mills, Inc. ......................................................     122,000                 4,666,500
H.J. Heinz Co. ...........................................................      99,000                 4,331,250
Nabisco Group Holdings ...................................................     553,900                14,366,781
                                                                                                  --------------
                                                                                                      23,364,531
                                                                                                  --------------
HOSPITAL SUPPLIES & SERVICES (2.9%)
Quintiles Transnational Corp.* ...........................................     330,001                 4,661,260
Tenet Healthcare Corp. ...................................................   1,651,000                44,577,000
                                                                                                  --------------
                                                                                                      49,238,260
                                                                                                  --------------
RETAIL--FOOD (3.3%)
Kroger Co.* ..............................................................   2,490,000                54,935,625
                                                                                                  --------------
SOAPS & TOILETRIES (0.5%)
Avon Products, Inc. ......................................................     203,000                 9,033,500
                                                                                                  --------------
TOBACCO (1.5%)
Philip Morris Cos., Inc. .................................................     939,500                24,955,469
                                                                                                  --------------
  TOTAL CONSUMER NON-CYCLICALS                                                                       276,043,732
                                                                                                  --------------
CREDIT SENSITIVE (23.0%)
BANKS (5.6%)
Bank of America Corp. ....................................................     982,000                42,226,000
Bank One Corp. ...........................................................     435,000                11,554,688
Chase Manhattan Corp. ....................................................     732,000                33,717,750
FleetBoston Financial Corp. ..............................................     185,000                 6,290,000
                                                                                                  --------------
                                                                                                      93,788,438
                                                                                                  --------------
FINANCIAL SERVICES (7.1%)
Associates First Capital Corp.,
  Class A ................................................................   1,433,300                31,980,506
CIT Group, Inc., Class A .................................................     280,290                 4,554,712
Citigroup, Inc. ..........................................................     447,500                26,961,875
Household International, Inc. ............................................   1,222,000                50,789,375
MBNA Corp. ...............................................................     186,750                 5,065,594
                                                                                                  --------------
                                                                                                     119,352,062
                                                                                                  --------------
INSURANCE (3.3%)
Ace Ltd. .................................................................     675,000                18,900,000
AFLAC, Inc. ..............................................................     300,000                13,781,250
Hartford Financial Services
  Group, Inc. ............................................................     165,000                 9,229,688
MGIC Investment Corp. ....................................................     140,000                 6,370,000
PMI Group, Inc. ..........................................................     149,400                 7,096,500
                                                                                                  --------------
                                                                                                      55,377,438
                                                                                                  --------------
UTILITY--ELECTRIC (3.0%)
AES Corp.* ...............................................................     294,950                13,457,063
CMS Energy Corp. .........................................................     123,000                 2,721,375
Duke Energy Corp. ........................................................     200,000                11,275,000
FPL Group, Inc. ..........................................................     260,000                12,870,000
GPU, Inc. ................................................................     186,000                 5,033,625
Pinnacle West Capital Corp. ..............................................     128,400                 4,349,550
                                                                                                  --------------
                                                                                                      49,706,613
                                                                                                  --------------

EQ ADVISORS TRUST
ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                  NUMBER                 VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   --------------------
UTILITY--TELEPHONE (4.0%)
AT&T Corp. .............................................................        308,675          $    9,761,847
BellSouth Corp. ........................................................        375,000              15,984,375
Intermedia Communication,
  Inc.* ................................................................            418                  12,435
Sprint Corp. (FON Group) ...............................................        595,000              30,345,000
U.S. WEST, Inc. ........................................................        135,800              11,644,850
                                                                                                 --------------
                                                                                                     67,748,507
                                                                                                 --------------
  TOTAL CREDIT SENSITIVE ...............................................                            385,973,058
                                                                                                 --------------
DIVERSIFIED (3.1%)
MISCELLANEOUS (3.1%)
Tyco International Ltd. ................................................     1,011,400               47,915,075
U.S. Industries, Inc. ..................................................       367,200                4,452,300
                                                                                                 --------------
  TOTAL DIVERSIFIED ....................................................                             52,367,375
                                                                                                 --------------
ENERGY (9.1%)
OIL--DOMESTIC (2.0%)
Dynergy, Inc. ..........................................................       335,000               22,884,687
Murphy Oil Corp. .......................................................       171,000               10,163,813
                                                                                                 --------------
                                                                                                     33,048,500
                                                                                                 --------------
OIL--INTERNATIONAL (5.5%)
BP Amoco plc (ADR) .....................................................       287,000               16,233,437
Kerr-McGee Corp. .......................................................       246,200               14,510,413
Repsol S.A. (ADR) ......................................................       767,100               15,198,169
Shell Transport & Trading Co.
  (ADR) ................................................................       235,000               11,735,313
Total Fina S.A. (ADR) ..................................................       180,000               13,826,250
USX-Marathon Group, Inc. ...............................................       871,000               21,829,437
                                                                                                 --------------
                                                                                                     93,333,019
                                                                                                 --------------
OIL--SUPPLIES & CONSTRUCTION (0.9%)
Noble Drilling Corp.* ..................................................       349,400               14,390,912
                                                                                                 --------------
RAILROADS (0.7%)
Burlington Northern Santa Fe
  Corp. ................................................................       540,000               12,386,250
                                                                                                 --------------
  TOTAL ENERGY .........................................................                            153,158,681
                                                                                                 --------------
TECHNOLOGY (7.6%)
COMPUTER HARDWARE (0.8%)
Gateway, Inc.* .........................................................       232,000               13,166,000
                                                                                                 --------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (1.9%)
VoiceStream Wireless Corp.* ............................................        41,229                4,794,722
Worldcom, Inc.* ........................................................       592,023               27,159,055
                                                                                                 --------------
                                                                                                     31,953,777
                                                                                                 --------------
ELECTRONICS (3.3%)
Altera Corp.* ..........................................................       132,600               13,516,913
Fairchild Semiconductor
  International, Inc.* .................................................       150,600                6,099,300
Micron Technology, Inc.* ...............................................       268,000               23,600,750
Solectron Corp.* .......................................................       276,800               11,591,000
                                                                                                 --------------
                                                                                                     54,807,963
                                                                                                 --------------
OFFICE EQUIPMENT (1.1%)
Compaq Computer Corp. ..................................................       466,600               11,927,462
EMC Corp.* .............................................................        89,110                6,855,901
                                                                                                 --------------
                                                                                                     18,783,363
                                                                                                 --------------


                                                                                  NUMBER                 VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   --------------------
OFFICE EQUIPMENT SERVICES (0.5%)
Electronic Data Systems Corp. ..........................................       197,200           $    8,134,500
                                                                                                 --------------
  TOTAL TECHNOLOGY .....................................................                            126,845,603
                                                                                                 --------------
TOTAL COMMON STOCKS (83.1%)
  (Cost $1,298,148,127).................................................                          1,397,061,646
                                                                                                 --------------
CONVERTIBLE PREFERRED
  STOCKS:
BUSINESS SERVICES (1.0%)
PRINTING, PUBLISHING,
  BROADCASTING (0.2%)
MediaOne Group, Inc. 7.00%, ............................................        81,900                3,316,950
                                                                                                 --------------
PROFESSIONAL SERVICES (0.8%)
Amdocs Automatic Common
  Exchange Securities Trust
  6.75%, ...............................................................       204,300               12,896,438
                                                                                                 --------------
  TOTAL BUSINESS SERVICES ..............................................                             16,213,388
                                                                                                 --------------
CREDIT SENSITIVE (0.6%)
UTILITY--TELEPHONE (0.6%)
Nextlink Communications 6.50%,..........................................        59,600               10,243,749
                                                                                                 --------------
ENERGY (0.5%)
RAILROADS (0.5%)
Union Pacific Capital Trust
  6.25%, ...............................................................       206,000                8,034,000
                                                                                                 --------------
TECHNOLOGY (0.4%)
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (0.4%)
Omnipoint Corp. 7.00%, .................................................         6,500                1,106,625
WinStar Communications, Inc.
  7.00%, ...............................................................       112,178                6,310,013
                                                                                                 --------------
  TOTAL TECHNOLOGY .....................................................                              7,416,638
                                                                                                 --------------
TOTAL CONVERTIBLE PREFERRED STOCKS (2.5%)
  (Cost $31,316,397)....................................................                             41,907,775
                                                                                                 --------------
                                                                                PRINCIPAL
                                                                                 AMOUNT
                                                                            ----------
CONVERTIBLE BONDS:
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING,
  BROADCASTING (0.0%)
CNET, Inc.
  5.00%, 3/1/06 ........................................................   $1,250,000                 1,053,125
                                                                                                 --------------
CAPITAL GOODS (0.3%)
ELECTRICAL EQUIPMENT (0.1%)
Kulicke & Soffa Industries
  4.75%, 12/15/06 ......................................................      500,000                   723,125
                                                                                                 --------------
MACHINERY (0.2%)
Advanced Energy Industries, Inc.
  5.25%, 11/15/06 ......................................................    2,860,000                 3,864,575
                                                                                                 --------------
  TOTAL CAPITAL GOODS ..................................................                              4,587,700
                                                                                                 --------------
CONSUMER NON-CYCLICALS (1.0%)
DRUGS (0.3%)
Millenium Pharmaceuticals
  5.50%, 1/15/07 .......................................................    2,995,000                 4,451,319
                                                                                                 --------------

EQ ADVISORS TRUST
ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                   PRINCIPAL                VALUE
                                                                                     AMOUNT                (NOTE 1)
                                                                             ---------------------   -------------------
HOSPITAL SUPPLIES & SERVICES (0.7%)
Human Genome Sciences, Inc.
  5.50%, 7/1/06 ..........................................................   $1,540,000               $    7,931,000
  5.50%, 7/1/06 ..........................................................      700,000                    3,605,000
RES-Care, Inc.
  6.00%, 12/1/04 .........................................................    1,255,000                      577,300
  6.00%, 12/1/04 .........................................................      420,000                      200,550
                                                                                                      --------------
                                                                                                          12,313,850
                                                                                                      --------------
  TOTAL CONSUMER NON-CYCLICALS                                                                            16,765,169
                                                                                                      --------------
TECHNOLOGY (10.8%)
COMPUTER SOFTWARE (2.0%)
BEA Systems, Inc.
  4.00%, 12/15/06 ........................................................    1,540,000                    2,410,100
HNC Software, Inc.
  4.75%, 3/1/03 ..........................................................    2,255,000                    3,219,013
i2 Technologies, Inc.
  5.25%, 12/15/06 ........................................................    2,245,000                    3,451,687
  5.25%, 12/15/06 ........................................................      380,000                      584,250
Rational Software Corp.
  5.00%, 2/1/07 ..........................................................    8,160,000                   11,903,400
Siebel Systems, Inc.
  5.50%, 9/15/06 .........................................................    2,540,000                    9,156,700
  5.50%, 9/15/06 .........................................................      625,000                    2,253,125
                                                                                                      --------------
                                                                                                          32,978,275
                                                                                                      --------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (2.3%)
Comverse Technology, Inc.
  4.50%, 7/1/05 ..........................................................    4,225,000                   18,394,594
Nextel Communications, Inc.
  4.75%, 7/1/07 ..........................................................    5,900,000                   15,561,250
  4.75%, 7/1/07 ..........................................................      470,000                    1,239,625
NTL, Inc.
  7.00%, 12/15/08 ........................................................    1,055,000                    1,688,000
Orckit Communications Ltd.
  5.75%, 4/1/05 ..........................................................    3,360,000                    2,083,200
                                                                                                      --------------
                                                                                                          38,966,669
                                                                                                      --------------
ELECTRONICS (6.1%)
Amkor Technologies, Inc.
  5.75%, 5/1/03 ..........................................................    3,950,000                   10,423,062
ASM Lithography Holding N.V.
  4.25%, 11/30/04 ........................................................    1,200,000                    1,599,000
Burr-Brown Corp.
  4.25%, 2/15/07 .........................................................    4,525,000                    7,590,687
Conexant Systems, Inc.
  4.25%, 5/1/06 ..........................................................    3,900,000                    8,619,000
Credence Systems Corp.
  5.25%, 9/15/02 .........................................................      900,000                    1,471,500
Critical Path, Inc.
  5.75%, 4/1/05 ..........................................................    3,515,000                    2,913,056
Cypress Semiconductor
  4.00%, 2/1/05 ..........................................................    4,270,000                    4,937,188
Efficient Network, Inc.
  5.00%, 3/15/05 .........................................................   12,050,000                    8,977,250
Lattice Semiconductor Co.
  4.75%, 11/1/06 .........................................................    2,650,000                    4,779,938
  4.75%, 11/1/06 .........................................................      450,000                      807,750
Level One
  4.00%, 9/1/04 ..........................................................    2,935,000                   12,646,181


                                                                                   PRINCIPAL                VALUE
                                                                                     AMOUNT                (NOTE 1)
                                                                             ---------------------   -------------------
LSI Logic Corp
  4.25%, 3/15/04 .........................................................   $2,975,000               $   10,438,531
  4.25%, 3/15/04 .........................................................      600,000                    2,105,250
Mercury Interactive Corp.
  4.75%, 7/1/07 ..........................................................    1,890,000                    2,037,987
Sanmina Corp.
  4.25%, 5/1/04 ..........................................................    4,355,000                    8,769,881
  4.25%, 5/1/04 ..........................................................    2,780,000                    5,598,225
STMicroelectron N.V.
  Zero Coupon, 9/22/09 ...................................................    3,550,000                    6,110,438
Triquint Semiconductor, Inc.
  4.00%, 3/1/07 ..........................................................    2,700,000                    2,453,625
                                                                                                      --------------
                                                                                                         102,278,549
                                                                                                      --------------
OFFICE EQUIPMENT SERVICES (0.1%)
Checkfree Holdings Corp.
  6.50%, 12/1/06 .........................................................    1,830,000                    1,756,800
                                                                                                      --------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.3%)
Aether Systems, Inc.
  6.00%, 3/22/05 .........................................................    4,175,000                    4,273,530
                                                                                                      --------------
  TOTAL TECHNOLOGY .......................................................                               180,253,823
                                                                                                      --------------
TOTAL CONVERTIBLE BONDS (12.1%)
  (Cost $134,461,197).....................................................                               202,659,817
                                                                                                      --------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau
  6.26%, 7/3/00 ..........................................................       78,825                       78,825
                                                                                                      --------------
U.S. GOVERNMENT AGENCY (3.2%)
Federal Home Loan Bank
  (Discount Note), 7/3/00 ................................................   54,400,000                   54,380,143
                                                                                                      --------------
TOTAL SHORT-TERM DEBT SECURITIES (3.2%)
 (Amortized Cost $54,458,968).............................................                                54,458,968
                                                                                                      --------------
TOTAL INVESTMENTS (100.9%)
  (Cost/Amortized Cost
 $1,518,384,689) .........................................................                             1,696,088,206
OTHER ASSETS
  LESS LIABILITIES (--0.9%) ..............................................                               (14,215,137)
                                                                                                      --------------
NET ASSETS (100%) ........................................................                            $1,681,873,069
                                                                                                      ==============

---------------------
*     Non-income producing
     Glossary:
     ADR--American Depository Receipt

EQ ADVISORS TRUST
ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)




--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $  596,897,935
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     437,382,515
As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for
federal income tax purposes was as follows:
Aggregate gross unrealized appreciation ................  $  307,888,878
Aggregate gross unrealized depreciation ................    (130,185,361)
                                                          --------------
Net unrealized appreciation ............................  $  177,703,517
                                                          ==============
Federal income tax cost of investments .................  $1,518,384,689
                                                          ==============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $40,454,831 which was secured by collateral of $41,201,800.






































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                        ------------------   --------------------
COMMON STOCKS:
BASIC MATERIALS (1.5%)
CHEMICALS (1.4%)
Akzo Nobel N.V. .....................       140,800          $    5,976,117
Dow Chemical Co. ....................       176,100               5,316,019
Lyondell Chemical Co. ...............       400,000               6,700,000
Pharmacia Corp.* ....................       386,876              19,996,653
                                                             --------------
                                                                 37,988,789
                                                             --------------
STEEL (0.1%)
Kawasaki Steel Corp. ................   1,778,000                 2,546,102
                                                             --------------
  TOTAL BASIC MATERIALS .............                            40,534,891
                                                             --------------
BUSINESS SERVICES (6.8%)
PRINTING, PUBLISHING, BROADCASTING (4.9%)
AT&T Corp.--Liberty Media
  Group, Class A* ...................     623,664                15,123,852
British Sky Broadcasting plc ........     720,800                14,087,367
Cablevision Systems Corp.,
  Class A* ..........................     193,500                13,133,813
Citadel Communications Corp.*........      10,000                   349,375
Comcast Corp., Class A* .............     180,000                 7,290,000
Emmis Broadcasting Corp.,
  Class A* ..........................      25,000                 1,034,375
Entercom Communications
  Corp.* ............................      40,000                 1,950,000
Gannett Co., Inc. ...................     246,500                14,743,781
MediaOne Group, Inc.* ...............     133,500                 8,852,385
Reuters Group plc ...................     429,700                 7,325,577
Rogers Communications, Inc.,
  Class B* ..........................     150,000                 4,275,000
Seat Pagine Gialle Spa ..............   3,356,000                11,587,425
Television Broadcasts Ltd. ..........     426,000                 2,841,639
Time Warner, Inc. ...................     261,000                19,836,000
USA Networks, Inc.* .................     148,400                 3,209,150
Viacom, Inc., Class B* ..............     137,400                 9,368,963
                                                             --------------
                                                                135,008,702
                                                             --------------
PROFESSIONAL SERVICES (1.9%)
Amdocs Ltd.* ........................     269,100                20,653,425
First Data Corp. ....................     190,400                 9,448,600
Fiserv, Inc.* .......................     150,000                 6,487,500
Securitas AB, Class B* ..............     307,600                 6,515,768
Viad Corp. ..........................     350,000                 9,537,500
                                                             --------------
                                                                 52,642,793
                                                             --------------
TRUCKING, SHIPPING (0.0%)
Knightsbridge Tankers Ltd. ..........      60,700                 1,214,000
                                                             --------------
  TOTAL BUSINESS SERVICES ...........                           188,865,495
                                                             --------------
CAPITAL GOODS (3.2%)
AEROSPACE (0.6%)
Honeywell International, Inc. .......     138,200                 4,655,613
United Technologies Corp. ...........     210,700                12,404,962
                                                             --------------
                                                                 17,060,575
                                                             --------------
BUILDING & CONSTRUCTION (0.1%)
Masco Corp. .........................     220,300                 3,979,169
                                                             --------------
ELECTRICAL EQUIPMENT (2.0%)
General Electric Co. ................     609,600                32,308,800
Hon Hai Precision Industry Co.,
  Ltd. (GDR)* .......................     265,100                 6,362,400


                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                        ------------------   --------------------
Sanmina Corp.* ......................     177,000            $   15,133,500
                                                             --------------
                                                                 53,804,700
                                                             --------------
ELECTRONICS (0.5%)
Samsung Electronics Co.
  (Foreign) .........................      44,400                14,693,482
                                                             --------------
  TOTAL CAPITAL GOODS ...............                            89,537,926
                                                             --------------
CONSUMER CYCLICALS (9.1%)
AIRLINES (2.3%)
Alaska Air Group, Inc.* .............     130,000                 3,526,250
America West Holdings Corp.
  Class B* ..........................     135,000                 2,311,875
Continental Airlines, Inc.,
  Class B* ..........................     804,400                37,806,800
Delta Air Lines, Inc. ...............      25,000                 1,264,063
KLM Royal Dutch Airlines N.V.
  New York Shares* ..................      30,000                   796,875
Northwest Airlines Corp.,
  Class A* ..........................     525,000                15,979,687
UAL Corp.* ..........................      20,000                 1,163,750
                                                             --------------
                                                                 62,849,300
                                                             --------------
APPAREL & TEXTILES (0.6%)
Fast Retailing Co., Ltd. ............      22,000                 9,202,506
Mohawk Industries, Inc.* ............     147,200                 3,201,600
Unifi, Inc.* ........................     325,000                 4,021,875
                                                             --------------
                                                                 16,425,981
                                                             --------------
AUTO RELATED (0.5%)
Budget Group, Inc.* .................     140,000                   577,500
Harley-Davidson, Inc. ...............     320,050                12,321,925
United Rentals North America,
  Inc.* .............................      20,000                   342,500
                                                             --------------
                                                                 13,241,925
                                                             --------------
FOOD SERVICES, LODGING (0.1%)
Extended Stay America, Inc.* ........     400,000                 3,700,000
                                                             --------------
LEISURE RELATED (2.4%)
Carnival Corp., Class A .............     300,000                 5,850,000
Metro-Goldwyn-Mayer, Inc.* ..........     121,000                 3,161,125
MGM Grand, Inc. (Restricted)*........     223,519                 7,180,548
MGM Grand, Inc.* ....................      29,200                   938,050
Park Place Entertainment Corp.*......     966,900                11,784,094
Premier Parks, Inc. .................      40,000                   910,000
Royal Caribbean Cruises Ltd. ........     500,000                 9,250,000
Sankyo Co. ..........................     172,500                 7,556,879
Sun Internationals Hotels Ltd.* .....     200,800                 4,016,000
Walt Disney Co. .....................     392,220                15,223,039
                                                             --------------
                                                                 65,869,735
                                                             --------------
PHOTO & OPTICAL (0.5%)
Canon, Inc. .........................     175,000                 8,705,073
Hoya Corp. ..........................      73,000                 6,533,516
                                                             --------------
                                                                 15,238,589
                                                             --------------
RETAIL--GENERAL (2.7%)
Bed Bath & Beyond, Inc.* ............     140,000                 5,075,000
Dixons Group plc ....................   1,288,571                 5,243,402
Family Dollar Stores, Inc. ..........     120,000                 2,347,500
GAP, Inc. ...........................     256,921                 8,028,781
Home Depot, Inc. ....................     147,283                 7,354,945
Kohl's Corp.* .......................     229,362                12,758,261

EQ ADVISORS TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                       ------------------   --------------------
Limited, Inc. ......................   1,000,000            $   21,625,000
Mattel, Inc. .......................     561,800                 7,408,738
TJX Cos., Inc. .....................      56,200                 1,053,750
Wal-Mart Stores, Inc. ..............      52,200                 3,008,025
                                                            --------------
                                                                73,903,402
                                                            --------------
  TOTAL CONSUMER CYCLICALS .........                           251,228,932
                                                            --------------
CONSUMER NON-CYCLICALS (6.9%)
DRUGS (3.0%)
AstraZeneca Group plc (GBP) ........      14,000                   653,335
AstraZeneca Group plc (SEK) ........      50,450                 2,343,056
MedImmune, Inc.* ...................      26,040                 1,926,960
Millennium Pharmaceuticals,
  Inc.* ............................     120,080                13,433,950
Pfizer, Inc. .......................     511,500                24,552,000
Sanofi-Synthelabo S.A. .............      95,200                 4,530,999
Schering-Plough Corp. ..............     489,700                24,729,850
Takeda Chemical Industries Ltd......     178,000                11,671,581
                                                            --------------
                                                                83,841,731
                                                            --------------
HOSPITAL SUPPLIES & SERVICES (2.7%)
Genzyme Surgical Products* .........       5,370                    53,364
Guidant Corp.* .....................      72,200                 3,573,900
HCA-The Healthcare Corp.* ..........     100,000                 3,037,500
Health Management Associates,
  Inc., Class A* ...................     920,000                12,017,500
Healthsouth Corp.* .................     320,000                 2,300,000
Human Genome Sciences, Inc.* .......     171,608                22,888,217
IMS Health, Inc. ...................      40,095                   721,710
Medtronic, Inc. ....................     301,000                14,993,562
PE Corp - PE Biosystems Group.......      80,000                 5,270,000
Quintiles Transnational Corp.* .....      45,100                   637,038
Tenet Healthcare Corp.* ............     323,000                 8,721,000
                                                            --------------
                                                                74,213,791
                                                            --------------
RETAIL--FOOD (0.8%)
Carrefour S.A. .....................      59,100                 4,036,054
Koninklijke Ahold N.V. .............       1,190                    34,993
Kroger Co.* ........................     785,615                17,332,631
Seven-Eleven Japan Co. Ltd. ........         900                    75,208
                                                            --------------
                                                                21,478,886
                                                            --------------
SOAPS & TOILETRIES (0.2%)
Kao Corp. ..........................     194,000                 5,921,711
                                                            --------------
TOBACCO (0.2%)
Tabacalera S.A., Class A ...........     415,800                 6,381,120
                                                            --------------
  TOTAL CONSUMER NON-CYCLICALS                                 191,837,239
                                                            --------------
CREDIT SENSITIVE (13.5%)
BANKS (2.8%)
Banca Nazionale del
  Lavoro-RNC (BNL) .................      15,403                    40,401
Bank of America Corp. ..............     284,500                12,233,500
Bank of Fukuoka Ltd. ...............   1,169,000                 7,951,557
Bank of Scotland plc ...............     935,600                 8,895,043
Bank of Tokyo-Mitsubishi Ltd.
  (ADR) ............................     100,000                 1,212,500
Bank One Corp. .....................     134,000                 3,559,375
Banque Nationale de Paris* .........     107,350                10,320,934
Fuji Bank Ltd. .....................   1,004,000                 7,623,760


                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                       ------------------   --------------------
ICICI Banking Ltd* .................      47,800            $      693,100
Societe Generale Paris* ............     130,920                 7,866,888
Standard Chartered plc .............     857,804                10,679,242
Sumitomo Trust & Banking ...........     859,000                 6,109,991
                                                            --------------
                                                                77,186,291
                                                            --------------
FINANCIAL SERVICES (5.3%)
A.G. Edwards, Inc. .................     100,000                 3,900,000
Associates First Capital Corp.,
  Class A ..........................   1,209,000                26,975,813
CIT Group, Inc., Class A ...........     216,400                 3,516,500
Citigroup, Inc. ....................     576,700                34,746,175
Daiwa Securities Group Ltd. ........     599,000                 7,900,513
Legg Mason, Inc. ...................     520,000                26,000,000
MBIA, Inc. .........................     150,000                 7,228,125
MBNA Corp. .........................     776,600                21,065,275
Morgan Stanley Dean Witter &
  Co. ..............................     196,100                16,325,325
                                                            --------------
                                                               147,657,726
                                                            --------------
INSURANCE (2.9%)
Ace Ltd. ...........................     700,000                19,600,000
AFLAC, Inc. ........................     308,730                14,182,284
Alleanza Assicurazioni .............     381,500                 5,076,042
American International Group,
  Inc. .............................     144,750                17,008,125
CGU plc ............................     638,601                10,626,113
CNA Financial Corp.* ...............     400,000                13,600,000
                                                            --------------
                                                                80,092,564
                                                            --------------
REAL ESTATE (0.1%)
Boston Properties, Inc. ............      35,000                 1,351,875
                                                            --------------
UTILITY--ELECTRIC (0.5%)
AES Corp.* .........................     316,438                14,437,484
                                                            --------------
UTILITY--TELEPHONE (1.9%)
CenturyTel, Inc. ...................      40,000                 1,150,000
Sprint Corp. (FON Group) ...........     109,400                 5,579,400
Telefonica de Espana S.A.* .........     184,448                 3,958,338
Telefonos de Mexico S.A.,
  Class L (ADR) ....................     126,000                 7,197,750
Telephone & Data Systems, Inc. .....     193,400                19,388,350
U.S. WEST, Inc. ....................     108,000                 9,261,000
Worldcom, Inc.* ....................     144,550                 6,631,231
                                                            --------------
                                                                53,166,069
                                                            --------------
  TOTAL CREDIT SENSITIVE ...........                           373,892,009
                                                            --------------
DIVERSIFIED (1.4%)
MISCELLANEOUS (1.4%)
ABB AG Ltd. ........................      47,563                 5,686,532
Citic Pacific Ltd. .................   1,009,000                 5,280,893
Edison Schools, Inc.* ..............      83,000                 1,924,562
Hutchison Whampoa Ltd. .............     460,500                 5,789,109
Tyco International Ltd. ............     394,800                18,703,650
U.S. Industries, Inc. ..............     200,000                 2,425,000
                                                            --------------
  TOTAL DIVERSIFIED ................                            39,809,746
                                                            --------------
ENERGY (3.5%)
OIL--DOMESTIC (0.4%)
Dynergy, Inc. ......................      52,630                 3,595,287

EQ ADVISORS TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                 NUMBER                 VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           ------------------   --------------------
Louis Dreyfus Natural Gas
  Corp.* ...............................................................       224,700          $    7,035,919
                                                                                                --------------
                                                                                                    10,631,206
                                                                                                --------------
OIL--INTERNATIONAL (2.4%)
BP Amoco plc ...........................................................       598,962               5,744,352
BP Amoco plc (ADR) .....................................................       278,054              15,727,429
Kerr-McGee Corp. .......................................................       250,000              14,734,375
Repsol S.A. (ADR) ......................................................       541,400              10,726,488
Royal Dutch Petroleum Co. ..............................................        50,788               3,153,541
Total Fina S.A. (ADR) ..................................................       113,600               8,725,900
Total Fina S.A., Class B ...............................................        52,470               8,037,353
                                                                                                --------------
                                                                                                    66,849,438
                                                                                                --------------
OIL--SUPPLIES & CONSTRUCTION (0.7%)
Diamond Offshore Drilling, Inc. ........................................       105,000               3,688,125
Noble Drilling Corp.* ..................................................       187,600               7,726,775
Santa Fe International Corp. ...........................................        38,600               1,348,587
Stolt Comex Seaway S.A.
  (ADR)* ...............................................................       408,400               4,849,750
Stolt Comex Seaway S.A.* ...............................................        50,000                 706,254
                                                                                                --------------
                                                                                                    18,319,491
                                                                                                --------------
  TOTAL ENERGY .........................................................                            95,800,135
                                                                                                --------------
TECHNOLOGY (18.6%)
COMPUTER HARDWARE (1.7%)
Cisco Systems, Inc.* ...................................................       722,900              45,949,331
                                                                                                --------------
COMPUTER SOFTWARE (1.6%)
America Online, Inc.* ..................................................       139,700               7,369,175
At Home Corp.* .........................................................       120,000               2,490,000
GigaMedia Ltd.* ........................................................        97,400               1,180,975
Informix Corp.* ........................................................       847,500               6,303,281
Infosys Technologies ...................................................        40,300               7,143,175
Microsoft Corp.* .......................................................       183,120              14,649,600
PSINet, Inc.* ..........................................................        50,000               1,256,250
Softbank Corp. .........................................................        35,400               4,802,487
                                                                                                --------------
                                                                                                    45,194,943
                                                                                                --------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (4.6%)
Adelphia Business Solutions,
  Inc.* ................................................................       400,000               9,275,000
China Telecom (Hong Kong)
  Ltd.* ................................................................   1,533,000                13,519,819
Clearnet Communications, Inc.
  Class A* .............................................................     223,200                 6,197,289
E-Tek Dynamics, Inc.* ..................................................      22,800                 6,014,925
General Motors Corp., Class H*..........................................     138,180                12,125,295
Global TeleSystems Group, Inc.*.........................................   1,420,800                17,138,400
Grupo Iusacell S.A de C.V.* ............................................      25,000                   390,625
Infonet Services Corp.* ................................................      45,000                   537,188
Lucent Technologies, Inc. ..............................................     135,700                 8,040,225
NTL, Inc.* .............................................................     360,000                21,555,000
RCN Corp.* .............................................................     170,900                 4,336,587
Savvis Communications* .................................................       5,000                    65,313
Sonera Group OYJ .......................................................      83,000                 3,780,140
Tele1 Europe Holding AB* ...............................................      25,325                   309,821
Time Warner Telecom, Inc.
  Class A* .............................................................     105,000                 6,759,375
United Pan-Europe
  Communications N.V.* .................................................     361,610                 9,446,891


                                                                                 NUMBER                 VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           ------------------   --------------------
United Pan-Europe
  Communications NV (ADR) ..............................................     200,000            $    5,400,000
VoiceStream Wireless Corp.* ............................................      22,536                 2,620,866
WinStar Communications, Inc.* ..........................................       3,758                   127,302
                                                                                                --------------
                                                                                                   127,640,061
                                                                                                --------------
ELECTRONICS (4.6%)
Altera Corp.* ..........................................................     103,900                10,591,306
Applied Micro Circuits Corp.* ..........................................      11,900                 1,175,125
ASM Lithography Holding
  N.V.* ................................................................     217,840                 9,354,047
Fairchild Semiconductor
  International, Inc.* .................................................      90,000                 3,645,000
Intel Corp. ............................................................     236,000                31,550,250
JDS Uniphase Corp.* ....................................................      30,600                 3,668,175
PMC-Sierra, Inc.* ......................................................      24,300                 4,317,806
RADVision Ltd.* ........................................................      14,900                   416,269
RF Micro Devices, Inc.* ................................................      20,800                 1,822,600
Silverline Technologies Ltd.* ..........................................      15,800                   341,675
Solectron Corp.* .......................................................     667,000                27,930,625
STMicroelectronics N.V.* ...............................................     231,510                14,573,709
TDK Corp. ..............................................................      31,000                 4,450,893
Tokyo Electron Ltd. ....................................................      97,000                13,269,019
                                                                                                --------------
                                                                                                   127,106,499
                                                                                                --------------
OFFICE EQUIPMENT (1.4%)
Dell Computer Corp.* ...................................................     543,900                26,821,069
EMC Corp.* .............................................................      49,866                 3,836,565
Lexmark International Group,
  Inc.* ................................................................     129,700                 8,722,325
                                                                                                --------------
                                                                                                    39,379,959
                                                                                                --------------
OFFICE EQUIPMENT SERVICES (0.3%)
ChoicePoint, Inc.* .....................................................      83,947                 3,735,642
Foundry Networks, Inc.* ................................................      30,000                 3,300,000
                                                                                                --------------
                                                                                                     7,035,642
                                                                                                --------------
TELECOMMUNICATIONS EQUIPMENT (0.2%)
UnitedGlobalCom Inc., Class A*..........................................     110,000                 5,142,500
                                                                                                --------------
WIRELESS TELECOMMUNICATION
  SERVICES (4.2%)
AT&T Wireless Group* ...................................................     324,300                 9,039,862
Libertel NV* ...........................................................     176,200                 2,680,544
Millicom International Cellular
  S.A.* ................................................................     675,000                23,625,000
Nokia OYJ* .............................................................     514,752                26,242,317
NTT Mobile Communications
  Network, Inc. ........................................................         325                 8,787,508
SK Telecom Co. Ltd. (ADR) ..............................................     253,250                 9,196,141
Telesystem International Wireless
  Inc.* ................................................................      25,000                   462,500
US Cellular Corp.* .....................................................     260,000                16,380,000
Vodafone AirTouch plc ..................................................   4,865,741                19,652,618
Western Wireless Corp.,
  Class A* .............................................................      10,000                   545,000
                                                                                                --------------
                                                                                                   116,611,490
                                                                                                --------------
  TOTAL TECHNOLOGY .....................................................                           514,060,425
                                                                                                --------------
TOTAL COMMON STOCKS (64.5%)
  (Cost $1,369,026,881).................................................                         1,785,566,798
                                                                                                --------------

EQ ADVISORS TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)


                                                NUMBER               VALUE
                                              OF SHARES             (NOTE 1)
                                         -------------------   -----------------
CONVERTIBLE PREFERRED STOCK:
BUSINESS SERVICES (0.4%)
PRINTING, PUBLISHING,
  BROADCASTING (0.1%)
MediaOne Group, Inc. .................      44,700             $    1,810,350
                                                               --------------
PROFESSIONAL SERVICES (0.3%)
Amdocs Automatic Common
  Exchange Securities Trust ..........     145,100                  9,159,438
                                                               --------------
  TOTAL BUSINESS SERVICES ............                             10,969,788
                                                               --------------
TECHNOLOGY (0.3%)
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (0.1%)
Omnipoint Corp. ......................       3,300                    561,825
WinStar Communications, Inc. .........      62,600                  3,521,250
                                                               --------------
                                                                    4,083,075
                                                               --------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.2%)
Nextlink Communications ..............      33,400                  5,740,625
                                                               --------------
  TOTAL TECHNOLOGY ...................                              9,823,700
                                                               --------------
TOTAL CONVERTIBLE PREFERRED STOCK (0.7%)
  (Cost $11,626,761)..................                             20,793,488
                                                               --------------
                                               NUMBER
                                                 OF
                                              WARRANTS
                                          -------
WARRANTS:
BASIC MATERIALS (0.0%)
CHEMICALS
GP Batteries International Ltd.,
  expiring 11/15/00* .................       5,750                        332
                                                               --------------
BUSINESS SERVICES (0.0%)
TRUCKING, SHIPPING
Frontline Ltd., expiring 5/11/01*.....      76,080                         --
                                                               --------------
TOTAL WARRANTS (0.0%)
  (Cost $7,975).......................                                    332
                                                               --------------
                                              PRINCIPAL
                                               AMOUNT
                                          -------
CONVERTIBLE BONDS:
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING, BROADCASTING (0.0%)
CNET, Inc.
  5.00%, 3/1/06+ .....................   $ 575,000                    484,438
  5.00%, 3/1/06 ......................     100,000                     84,250
                                                               --------------
  TOTAL BUSINESS SERVICES ............                                568,688
                                                               --------------
CAPITAL GOODS (0.1%)
MACHINERY (0.1%)
Advanced Energy Industries, Inc.
  5.25%, 11/15/06 ....................   1,605,000                  2,168,756
                                                               --------------
CONSUMER NON-CYCLICALS (0.3%)
DRUGS (0.1%)
Millenium Pharmaceuticals
  5.50%, 1/15/07 .....................      60,000                     89,175
  5.50%, 1/15/07+ ....................   1,605,000                  2,385,431
                                                               --------------
                                                                    2,474,606
                                                               --------------


                                   PRINCIPAL          VALUE
                                    AMOUNT           (NOTE 1)
                                 ------------   -----------------
ELECTRONICS (0.0%)
Lattice Semiconductor Co.
  4.75%, 11/1/06 .............   $ 150,000      $      269,250
                                                --------------
HOSPITAL SUPPLIES & SERVICES (0.2%)
Human Genome Sciences, Inc.
  5.50%, 7/1/06+ .............     965,000           4,969,750
  5.50%, 7/1/06 ..............     230,000           1,184,500
RES-Care, Inc.
  6.00%, 12/1/04 .............     250,000             115,000
  6.00%, 12/1/04 .............     420,000             200,550
                                                --------------
                                                     6,469,800
                                                --------------
  TOTAL CONSUMER NON-CYCLICALS                       9,213,656
                                                --------------
TECHNOLOGY (3.6%)
COMPUTER SOFTWARE (0.6%)
BEA Systems, Inc.
  4.00%, 12/15/06+ ...........     900,000           1,408,500
HNC Software, Inc.
  4.75%, 3/1/03 ..............   1,255,000           1,791,512
i2 Technologies, Inc.
  5.25%, 12/15/06+ ...........   1,270,000           1,952,625
  5.25%, 12/15/06 ............     185,000             284,438
Rational Software Corp.
  5.00%, 2/1/07+ .............   4,550,000           6,637,312
Siebel Systems, Inc.
  5.50%, 9/15/06+ ............   1,510,000           5,443,550
                                                --------------
                                                    17,517,937
                                                --------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (0.8%)
Comverse Technology, Inc.
  4.50%, 7/1/05 ..............   2,275,000           9,904,781
Nextel Communications, Inc.
  4.75%, 7/1/07+ .............   3,335,000           8,796,063
NTL, Inc.
  7.00%, 12/15/08 ............     971,000           1,553,600
Orckit Communications Ltd.
  5.75%, 4/1/05+ .............   1,875,000           1,162,500
                                                --------------
                                                    21,416,944
                                                --------------
ELECTRONICS (2.0%)
Amkor Technologies, Inc.
  5.75%, 5/1/03 ..............   2,190,000           5,778,862
ASM Lithography Holding N.V.
  4.25%, 11/30/04+ ...........     695,000             926,088
Burr-Brown Corp.
  4.25%, 2/15/07+ ............   2,545,000           4,269,237
Conexant Systems, Inc.
  4.25%, 5/1/06 ..............   2,115,000           4,674,150
Credence Systems Corp.
  5.25%, 9/15/02 .............     500,000             817,500
Critical Path, Inc.
  5.75%, 4/1/05+ .............   1,885,000           1,562,194
Cypress Semiconductor
  4.00%, 2/1/05 ..............   2,300,000           2,659,375
Efficient Network, Inc.
  5.00%, 3/15/05+ ............   6,575,000           4,898,375
Lattice Semiconductor Co.
  4.75%, 11/1/06+ ............   1,535,000           2,768,756

EQ ADVISORS TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                            PRINCIPAL                VALUE
                                             AMOUNT                (NOTE 1)
                                      --------------------   --------------------
Level One
  4.00%, 9/1/04 ...................        $   920,000       $    3,964,050
  4.00%, 9/1/04+ ..................            670,000            2,835,775
LSI Logic Corp
  4.25%, 3/15/04+ .................          1,910,000            6,701,712
  4.25%, 3/15/04 ..................             70,000              245,613
Mercury Interactive Corp.
  4.75%, 7/1/07+ ..................            595,000              641,589
Sanmina Corp.
  4.25%, 5/1/04+ ..................          1,770,000            3,564,337
  4.25%, 5/1/04 ...................          2,230,000            4,490,662
STMicroelectron N.V.
  Zero Coupon, 9/22/09 ............          1,995,000            3,433,894
Triquint Semiconductor, Inc.
  4.00%, 3/1/07+ ..................          1,470,000            1,335,863
                                                             --------------
                                                                 55,568,032
                                                             --------------
OFFICE EQUIPMENT (0.1%)
Checkfree Holdings Corp.
  6.50%, 12/1/06+ .................          1,055,000            1,012,800
                                                             --------------
OFFICE EQUIPMENT SERVICES (0.1%)
Aether Systems, Inc.
  6.00%, 3/22/05 ..................          2,240,000            2,335,200
                                                             --------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.0%)
Nextel Communications, Inc.
  4.75%, 7/1/07 ...................            150,000              395,625
                                                             --------------
  TOTAL TECHNOLOGY ................                              98,246,538
                                                             --------------
TOTAL CONVERTIBLE BONDS (4.0%)
  (Cost $70,578,230)...............                             110,197,638
                                                             --------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (0.3%)
PRINTING, PUBLISHING, BROADCASTING (0.3%)
CBS Corp.
  7.15%, 5/20/05 ..................          1,370,000            1,347,039
Time Warner Entertainment
  8.375%, 3/15/23 .................          3,200,000            3,269,261
Viacom, Inc.
  7.75%, 6/1/05 ...................          3,850,000            3,876,830
                                                             --------------
  TOTAL BUSINESS SERVICES .........                               8,493,130
                                                             --------------
CAPITAL GOODS (0.2%)
AEROSPACE (0.2%)
Raytheon Co.
  7.90%, 3/1/03+ ..................          5,500,000            5,526,158
                                                             --------------
CONSUMER CYCLICALS (0.2%)
RETAIL--GENERAL (0.2%)
Wal-Mart Stores, Inc.
  6.875%, 8/10/09 .................          5,200,000            5,079,724
                                                             --------------
CREDIT SENSITIVE (17.6%)
ASSET BACKED (0.2%)
Carco Auto Loan Master Trust
  5.65%, 3/15/03 ..................          6,500,000            6,435,260
                                                             --------------
BANKS (0.5%)
Chase Manhattan Corp.
  6.375%, 4/1/08 ..................          3,340,000            3,088,465
Grupo Financiero Banorte
  Zero Coupon, 12/5/02 ............             20,800                2,113
                                                             --------------


                                            PRINCIPAL                VALUE
                                             AMOUNT                (NOTE 1)
                                      --------------------   --------------------
St. George Bank Ltd.
  7.15%, 10/15/05+ ................        $ 9,525,000       $    9,252,394
                                                             --------------
                                                                 12,342,972
                                                             --------------
FINANCIAL SERVICES (0.5%)
Ford Motor Credit Corp.
  7.25%, 1/15/03 ..................          3,950,000            3,914,513
Goldman Sachs Group, Inc.
  Series B,
  7.35%, 10/1/09 ..................          2,400,000            2,300,402
Household Financial Corp.
  5.875%, 2/1/09 ..................          2,000,000            1,739,400
Morgan Stanley Dean Witter &
  Co.
  5.625%, 1/20/04 .................          4,850,000            4,573,647
NationsBank Corp.
  6.80%, 3/15/28 ..................          1,805,000            1,535,326
                                                             --------------
                                                                 14,063,288
                                                             --------------
FOREIGN GOVERNMENT (1.1%)
Brazil Federal Republic
  14.50%, 10/15/09 ................          5,500,000            5,871,250
Quebec Province
  7.50%, 9/15/29 ..................          3,000,000            2,947,230
Republic of Phllippines
  9.875%, 1/15/19 .................            550,000              449,625
Republic of Turkey
  11.75%, 6/15/10 .................          5,200,000            5,317,000
United Mexican States
  10.375%, 2/17/09 ................         15,530,000           16,539,450
                                                             --------------
                                                                 31,124,555
                                                             --------------
U.S. GOVERNMENT (7.2%)
U.S. Treasury Bonds
  12.00%, 8/15/13 .................         16,000,000           21,600,000
  8.125%, 8/15/19 .................         43,765,000           52,907,946
  8.125%, 5/15/21 .................         10,100,000           12,323,616
  6.125%, 8/15/29 .................          1,025,000            1,035,891
U.S. Treasury Notes
  6.00%, 8/15/00 ..................          3,000,000            3,000,000
  6.25%, 4/30/01 ..................         51,300,000           51,203,813
  6.50%, 8/31/01 ..................         10,775,000           10,775,000
  6.50%, 5/31/02 ..................          2,325,000            2,326,453
  6.50%, 2/15/10 ..................         14,480,000           14,973,232
  6.25%, 5/15/30 ..................         26,330,000           27,638,285
                                                             --------------
                                                                197,784,236
                                                             --------------
U.S. GOVERNMENT AGENCIES (7.9%)
Federal National Mortgage
  Association
  7.00%, 8/1/14 ...................          7,672,363            7,527,785
  7.00%, 1/1/15 ...................         19,624,241           19,254,442
  7.00%, 2/1/15 ...................          5,351,291            5,250,451
  8.00%, 11/1/28 ..................          3,179,658            3,200,517
  8.00%, 1/1/29 ...................          5,275,524            5,299,042
  6.00%, 3/1/29 ...................          7,670,261            7,020,667
  6.00%, 3/1/29 ...................         10,098,664            9,237,541
  8.00%, 5/1/29 ...................          3,266,000            3,280,560
  6.00%, 7/1/29 ...................          5,784,132            5,290,913
  6.00%, 8/1/29 ...................          1,473,343            1,347,710
  7.50%, 12/1/29 ..................         11,773,135           11,611,137
  7.00%, 1/1/30 ...................         18,476,338           17,836,983

EQ ADVISORS TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                           PRINCIPAL                VALUE
                                            AMOUNT                (NOTE 1)
                                     --------------------   --------------------
  7.00%, 2/1/30 ..................   $10,968,890             $   10,589,322
  8.00%, 4/1/30 ..................    26,973,830                 27,094,079
TBA:
  8.50%, 10/1/09 .................    23,370,000                 23,804,448
  6.50%, 7/1/30 ..................    15,160,000                 14,283,570
Government National Mortgage
  Association
  7.00%, 7/15/27 .................     2,812,440                  2,735,331
  7.00%, 2/15/28 .................     3,471,545                  3,376,367
  7.00%, 2/15/28 .................     3,883,807                  3,777,325
  7.00%, 2/15/28 .................     3,159,075                  3,072,463
  7.00%, 5/15/28 .................     9,653,413                  9,388,745
  7.00%, 12/15/28 ................    18,177,176                 17,678,812
  7.00%, 8/15/29 .................     6,635,294                  6,453,374
                                                             --------------
                                                                218,411,584
                                                             --------------
UTILITY--ELECTRIC (0.1%)
Cilcorp, Inc.
  9.375%, 10/15/29 ...............     2,550,000                  2,572,307
                                                             --------------
UTILITY--GAS (0.1%)
Ras Laffan Liquified Natural Gas
  Co. Ltd.
  8.294%, 3/15/14+ ...............     3,500,000                  3,233,125
                                                             --------------
  TOTAL CREDIT SENSITIVE .........                              485,967,327
                                                             --------------
ENERGY (0.2%)
OIL--INTERNATIONAL (0.1%)
Conoco, Inc.
  6.95%, 4/15/29 .................     4,000,000                  3,645,496
                                                             --------------
RAILROADS (0.1%)
Union Pacific Corp.
  6.625%, 2/1/29 .................     3,200,000                  2,661,472
                                                             --------------
  TOTAL ENERGY ...................                                6,306,968
                                                             --------------
TOTAL LONG-TERM DEBT SECURITIES (18.5%)
  (Cost $512,210,839).............                              511,373,307
                                                             --------------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT (2.1%)
SouthTrust Bank
  6.66%, 7/17/00 .................    25,000,000                 25,000,180
Teachers Insurance and Annuity
  Association
  6.51%, 7/5/00 ..................    32,000,000                 31,976,855
                                                             --------------
                                                                 56,977,035
                                                             --------------
COMMERCIAL PAPER (10.0%)
Associates First Capital
  6.85%, 7/3/00 ..................    71,000,000                 70,972,980
Deutsche Bank
  6.87%, 7/3/00 ..................    90,300,000                 90,300,000
Pfizer, Inc.
  6.51%, 7/17/00 .................    42,000,000                 41,878,853
UBS Finance Delaware, Inc.
  6.93%, 7/5/00 ..................    75,000,000                 74,942,333
                                                             --------------
                                                                278,094,166
                                                             --------------
U.S. GOVERNMENT AGENCIES (1.1%)
Federal Home Loan Bank
  6.57%, 7/3/00 ..................    29,400,000                 29,389,269


                                           PRINCIPAL                VALUE
                                            AMOUNT                (NOTE 1)
                                     --------------------   --------------------
Federal Home Loan Mortgage
  Corp.
  6.57%, 7/3/00 ..................   $   300,000             $      299,890
                                                             --------------
                                                                 29,689,159
                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (13.2%)
  (Amortized Cost $364,760,362)                                 364,760,360
                                                             --------------
TOTAL INVESTMENTS (100.9%)
  (Cost/Amortized Cost
  $2,328,211,048) ................                            2,792,691,923
OTHER ASSETS LESS
  LIABILITIES (--0.9%) ...........                              (23,773,625)
                                                             --------------
NET ASSETS (100%) ................                           $2,768,918,298
                                                             ==============

--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION

As a Percentage of Total Investments



Canada ............................     0.5%
France ............................     2.1
Japan .............................     4.1
Latin America .....................     1.3
Netherlands .......................     1.5
New Zealand & Australia ...........     0.3
Scandinavia .......................     1.3
Southeast Asia ....................     2.4
Spain .............................     0.8
Switzerland .......................     0.2
United Kingdom ....................     4.5
United States** ...................    79.4
Other European Countries ..........     1.6
                                      -----
                                      100.0%
                                      =====

---------------------
*     Non-income producing.
     TBA--Security is subject to delayed delivery
**    Includes Short-Term Debt Securities of 2.1%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2000, these securities amounted to $81,969,123 or 2.97% of net assets.
     Glossary:
     ADR--American Depositary Receipt

EQ ADVISORS TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities   $  697,934,794
U.S. Government securities ....................     262,292,486
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities      494,907,653
U.S. Government securities ....................     328,805,195

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........  $  593,905,406
Aggregate gross unrealized depreciation .........    (129,424,531)
                                                   --------------
Net unrealized appreciation .....................  $  464,480,875
                                                   ==============
Federal income tax cost of investments ..........  $2,328,211,048
                                                   ==============

At June 30, 2000, the Portfolio had loaned securities with a total value of $331,017,077 which was secured by collateral of $340,521,920 of which $161,580,709 was in the form of U.S. Government securities.






































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)


                                                 NUMBER               VALUE
                                                OF SHARES            (NOTE 1)
                                          --------------------   ---------------
COMMON STOCKS:
CONSUMER CYCLICALS (0.1%)
RETAIL--GENERAL (0.1%)
FTD Corp.*+ ...........................     37,500               $    187,500
                                                                 ------------
DIVERSIFIED (0.0%)
MISCELLANEOUS (0.0%)
Goss Holdings, Inc., Class B* .........     83,633                    167,266
                                                                 ------------
TECHNOLOGY (0.9%)
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (0.9%)
Optel, Inc.*+ .........................     10,000                    100,000
RCN Corp.* ............................   185,763                   4,702,126
                                                                 ------------
                                                                    4,802,126
                                                                 ------------
ELECTRONICS (0.0%)
Interact Electronic Marketing* ........     1,500                          --
                                                                 ------------
 TOTAL TECHNOLOGY .....................                             4,802,126
                                                                 ------------
TOTAL COMMON STOCKS (1.0%)
  (Cost $4,675,046) ...................                             5,156,892
                                                                 ------------
PREFERRED STOCKS
TECHNOLOGY (1.9%)
WIRELESS TELECOMMUNICATION SERVICES (1.9%)
Nextel Communications, Inc.
  (Series E) 11.125% (a)
  (Cost $10,377,343) ..................    10,563                  10,245,200
                                                                 ------------
                                               NUMBER OF
                                               WARRANTS
                                          -------
WARRANTS:
CAPITAL GOODS (0.0%)
BUILDING & CONSTRUCTION (0.0%)
Capital Pacific Holdings, Inc.,
  expiring 5/1/02*+ ...................    11,850                       5,925
                                                                 ------------
CONSUMER CYCLICALS (0.0%)
LEISURE RELATED (0.0%)
Discovery Zone, expiring 8/1/07*+ .....     3,500                           4
                                                                 ------------
RETAIL--GENERAL (0.0%)
V2 Music Holdings, expiring
  4/15/08*+ ...........................     8,000                          80
                                                                 ------------
 TOTAL CONSUMER CYCLICALS .............                                    84
                                                                 ------------
CONSUMER NON-CYCLICALS (0.0%)
HOSPITAL SUPPLIES & SERVICES (0.0%)
Renaissance Cosmetics, Inc.,
  expiring 8/15/01*+ ..................     2,000                           2
Wright Medical Technology, Inc.,
  expiring 6/30/03* ...................       618                           6
                                                                 ------------
 TOTAL CONSUMER NON-CYCLICALS .........                                     8
                                                                 ------------
DIVERSIFIED (0.0%)
MISCELLANEOUS (0.0%)
Republic Technologies, expiring
  7/15/04*+ ...........................     7,000                          70
                                                                 ------------
TECHNOLOGY (1.3%)
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (0.9%)
21st Century Telecom Group, Inc.* .....     4,000                          --


                                            NUMBER OF             VALUE
                                             WARRANTS            (NOTE 1)
                                       -------------------   ---------------
KNOLOGY, Inc.*+ ....................       15,000            $     37,500
Loral Space & Communications,
  expiring 1/15/07* ................        4,000                  16,000
Primus Telecommunications,
  expiring 8/1/04* .................        6,500                 199,875
Startec Global Communications
  Corp., expiring 5/15/08* .........        5,000                  17,500
Versatel Telecommunications,
  expiring 5/15/08*+ ...............        9,000               4,680,000
                                                             ------------
                                                                4,950,875
                                                             ------------
ELECTRONICS (0.4%)
Inter Act Electronic Marketing,
  expiring 12/15/09* ...............        1,500                      --
InterAct Systems, Inc., expiring
  8/1/03*+ .........................        1,500                      15
Splitrock Services, Inc., expiring
  7/15/08*+ ........................       10,000               1,863,750
                                                             ------------
                                                                1,863,765
                                                             ------------
 TOTAL TECHNOLOGY ..................                            6,814,640
                                                             ------------
TOTAL WARRANTS (1.3%)
  (Cost $121,645) ..................                            6,820,727
                                                             ------------
                                            PRINCIPAL
                                             AMOUNT
                                          -------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (9.3%)
CHEMICALS (2.4%)
Aqua Chemicals, Inc.
  11.25%, 07/01/08, ................   $ 5,500,000              3,093,750
Equistar Chemicals LP
  8.75%, 02/15/09, .................     3,000,000              2,932,395
Lyondell Chemical Co
  9.625%, 05/01/07, ................     2,000,000              1,970,000
Lyondell Chemical Co. (Series B)
  9.875%, 05/01/07, ................     3,000,000              2,970,000
Philipp Brothers Chemicals, Inc.
  9.875%, 06/01/08, ................     2,750,000              1,952,500
                                                             ------------
                                                               12,918,645
                                                             ------------
CHEMICALS--SPECIALTY (2.8%)
ACETEX Corp.
  9.75%, 10/01/03, .................     5,500,000              5,170,000
Avecia Group plc
  11.00%, 07/01/09, ................     8,000,000              7,840,000
General Chemical Group, Inc.
  10.625%, 05/01/09, ...............     2,700,000              2,349,000
                                                             ------------
                                                               15,359,000
                                                             ------------
METALS & MINING (2.0%)
Kaiser Aluminum
  10.875%, 10/15/06, ...............     7,000,000              6,650,000
LTV Corporation
  11.75%, 11/15/09+ ................     3,000,000              2,520,000
ORMET, Corp.
  11.00%, 08/15/08+ ................     1,500,000              1,387,500
                                                             ------------
                                                               10,557,500
                                                             ------------
PAPER (1.6%)
Crown Paper Co.
  11.00%, 09/01/05, ................     5,735,000              1,634,475

EQ ADVISORS TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                           PRINCIPAL                VALUE
                                             AMOUNT               (NOTE 1)
                                     ---------------------   ------------------
Doman Industries, Ltd.
  12.00%, 07/01/04, ..............         $7,000,000        $  7,000,000
                                                             ------------
                                                                8,634,475
                                                             ------------
STEEL (0.5%)
Golden Northwest Aluminium
  12.00%, 12/15/06, ..............          1,500,000           1,500,000
Republic Technology/RTI Capital
  13.75%, 07/15/09, ..............          7,000,000           1,233,750
                                                             ------------
                                                                2,733,750
                                                             ------------
TOTAL BASIC MATERIALS ............                             50,203,370
                                                             ------------
BUSINESS SERVICES (6.5%)
ENVIRONMENTAL CONTROL (0.2%)
Azurix Corp.
  10.375%, 02/15/07, .............          1,000,000             965,000
                                                             ------------
PRINTING, PUBLISHING, BROADCASTING (2.7%)
Charter Communications
  Holdings
  8.625%, 04/01/09, ..............            300,000             263,625
  10.25%, 01/15/10+ ..............          6,000,000           5,805,000
  10.25%, 01/15/10, ..............          2,200,000           2,128,500
Fox Family Worldwide, Inc.
  9.25%, 11/01/07, ...............          4,000,000           3,600,000
GOSS Graphic Systems, Inc.
  12.25%, 11/19/05, ..............          3,000,000             910,500
Supercanal Holding SA
  11.75%, 05/15/02, ..............          1,738,812           1,738,812
                                                             ------------
                                                               14,446,437
                                                             ------------
PROFESSIONAL SERVICES (2.4%)
Cherokee International
 10.50%, 05/01/09, ...............          2,500,000           2,156,250
Employee Solutions, Inc.
  (Series B)
  10.00%, 10/15/04, ..............          3,250,000             325,000
Pentacon, Inc.
  12.25%, 04/01/09, ..............          7,000,000           3,850,000
Primark Corp.
  9.25%, 12/15/08, ...............          6,000,000           6,600,000
                                                             ------------
                                                               12,931,250
                                                             ------------
TRUCKING, SHIPPING (1.2%)
Statia Terminals Group
  11.75%, 11/15/03, ..............          2,000,000           2,000,000
Stena Line AB
  10.625%, 06/01/08, .............          8,000,000           4,680,000
                                                             ------------
                                                                6,680,000
                                                             ------------
TOTAL BUSINESS SERVICES ..........                             35,022,687
                                                             ------------
CAPITAL GOODS (6.2%)
BUILDING & CONSTRUCTION (0.6%)
Morrison Knudsen Corp.
  11.00%, 07/01/10+ ..............          3,000,000           3,003,750
                                                             ------------
ELECTRICAL EQUIPMENT (2.0%)
AES Corp.
  9.50%, 06/01/09, ...............          3,250,000           3,185,000
Viasystems, Inc.
  9.75%, 06/01/07, ...............          7,750,000           6,742,500
  9.75%, 06/01/07, ...............          1,150,000             994,750
                                                             ------------
                                                               10,922,250
                                                             ------------


                                           PRINCIPAL                VALUE
                                             AMOUNT               (NOTE 1)
                                     ---------------------   ------------------
MACHINERY (3.6%)
Generac Portable LLC
  11.25%, 07/01/06, ..............         $7,000,000        $  5,600,000
Penhall International
  12.00%, 08/01/06, ..............          4,000,000           3,880,000
Sequa Corp.
  9.00%, 08/01/09, ...............          7,000,000           6,720,000
Woods Equipment Co. (Series B)
  12.00%, 07/15/09, ..............          3,500,000           3,119,375
                                                             ------------
                                                               19,319,375
                                                             ------------
TOTAL CAPITAL GOODS ..............                             33,245,375
                                                             ------------
CONSUMER CYCLICALS (8.1%)
AIRLINES (0.5%)
Aircraft Service International
  Group
  11.00%, 08/15/05, ..............          3,000,000           2,520,000
                                                             ------------
APPAREL & TEXTILES (0.4%)
St. John Knits International, Inc.
  12.50%, 07/01/09, ..............          2,000,000           1,905,000
                                                             ------------
AUTO RELATED (2.5%)
Avis Rent a Car, Inc.
  11.00%, 05/01/09, ..............          8,000,000           8,340,000
Tenneco Automotive, Inc.
  11.625%, 10/15/09, .............          6,000,000           5,340,000
                                                             ------------
                                                               13,680,000
                                                             ------------
AUTOS & TRUCKS (0.7%)
Sonic Automotive, Inc.
  11.00%, 08/01/08, ..............          4,000,000           3,550,000
                                                             ------------
FOOD SERVICES, LODGING (1.8%)
ICG Services, Inc.
  Zero Coupon, 05/01/08, (Step
  Bond) ..........................          7,000,000           3,640,000
NE Restaurant Co., Inc.
  10.75%, 07/15/08, ..............          8,000,000           6,240,000
                                                             ------------
                                                                9,880,000
                                                             ------------
LEISURE RELATED (1.8%)
Marvel Enterprises, Inc.
  12.00%, 06/15/09, ..............          8,000,000           6,400,000
Park Place Entertainment Corp.
  9.375%, 02/15/07+ ..............          2,500,000           2,500,000
Silverleaf Resorts, Inc.
  10.50%, 04/01/08, ..............          3,000,000             900,000
                                                             ------------
                                                                9,800,000
                                                             ------------
RETAIL--GENERAL (0.4%)
V2 Music Holdings plc
  Zero Coupon, 04/15/08, (Step
  Bond)+ .........................          8,000,000           2,170,000
                                                             ------------
TOTAL CONSUMER CYCLICALS .........                             43,505,000
                                                             ------------
CONSUMER NON-CYCLICALS (7.1%)
CONTAINERS (1.3%)
Huntsman Packaging Corp.
  13.00%, 06/01/10+ ..............          2,500,000           2,575,000
Packaging Corporation of
  America
  9.625%, 04/01/09, ..............          4,350,000           4,317,375
                                                             ------------
                                                                6,892,375
                                                             ------------

EQ ADVISORS TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                   PRINCIPAL                VALUE
                                                                                     AMOUNT               (NOTE 1)
                                                                             ---------------------   ------------------
FOODS (0.0%)
SFC Sub, Inc.
  Zero Coupon, 12/15/09, (Step
  Bond) ..................................................................   $   383,149             $    193,490
                                                                                                     ------------
HOSPITAL SUPPLIES & SERVICES (3.8%)
Concentra Operating Corp.
  13.00%, 08/15/09, ......................................................     9,000,000                7,200,000
Iasis Healthcare Corp.
  13.00%, 10/15/09+ ......................................................     6,000,000                5,970,000
Tenet Healthcare Corp.
  9.25%, 09/01/10+ .......................................................     2,000,000                2,015,000
Unilab Finance Corp.
  12.75%, 10/01/09, ......................................................     5,000,000                5,150,000
                                                                                                     ------------
                                                                                                       20,335,000
                                                                                                     ------------
MEDIA & CABLE (0.3%)
Adelphia Communications Corp.
  9.375%, 11/15/09, ......................................................     2,000,000                1,850,000
                                                                                                     ------------
RETAIL--FOOD (1.7%)
Di Giorgio Corp. (Series B)
  10.00%, 06/15/07, ......................................................     3,500,000                2,948,750
Stater Brothers Holdings
  10.75%, 08/15/06, ......................................................     7,000,000                6,160,000
                                                                                                     ------------
                                                                                                        9,108,750
                                                                                                     ------------
TOTAL CONSUMER NON-CYCLICALS .............................................                             38,379,615
                                                                                                     ------------
CREDIT SENSITIVE (14.1%)
ASSET BACKED (1.2%)
Russell-Stanley Holding, Inc.
  10.875%, 02/15/09, .....................................................    10,000,000                6,500,000
                                                                                                     ------------
FINANCIAL SERVICES (2.8%)
Intertek Finance plc
  10.25%, 11/01/06, ......................................................     2,500,000                2,050,000
Lodgian Financing Corp.
  12.25%, 07/15/09, ......................................................     3,500,000                2,804,375
Port Arthur Finance Corp.
  12.50%, 01/15/09, ......................................................     3,500,000                3,395,000
PTC International Finance II SA
  11.25%, 12/01/09+ ......................................................     6,500,000                6,597,612
                                                                                                     ------------
                                                                                                       14,846,987
                                                                                                     ------------
INSURANCE (0.8%)
Willis Corroon Corp
  9.00%, 02/01/09, .......................................................     5,000,000                4,187,500
                                                                                                     ------------
REAL ESTATE (2.7%)
D.R. Horton, Inc.
  10.50%, 04/01/05, ......................................................     4,000,000                4,025,000
Intrawest Corp.
  9.75%, 08/15/08, .......................................................     5,000,000                4,950,000
LNR Property Corp.
  9.375%, 03/15/08, ......................................................     3,000,000                2,595,000
  10.50%, 01/15/09, ......................................................     3,500,000                3,202,500
                                                                                                     ------------
                                                                                                       14,772,500
                                                                                                     ------------
UTILITY--ELECTRIC (2.0%)
Cogentrix Energy, Inc.
  8.75%, 10/15/08, .......................................................     5,000,000                4,781,250
PSEG Energy Holdings
  9.125%, 02/10/04+ ......................................................     3,000,000                3,034,935
  10.00%, 10/01/09+ ......................................................     3,000,000                3,148,167
                                                                                                     ------------
                                                                                                       10,964,352
                                                                                                     ------------


                                                                                   PRINCIPAL                VALUE
                                                                                     AMOUNT               (NOTE 1)
                                                                             ---------------------   ------------------
UTILITY--TELEPHONE (4.6%)
NEXTLINK Communications, Inc
  10.50%, 12/01/09+ ......................................................   $ 2,000,000             $ 11,700,000
RCN Corp.
  10.125%, 01/15/10, .....................................................     3,000,000                2,497,500
Versatel Telecommunications BV
  13.25%, 05/15/08, ......................................................     5,300,000                5,392,750
Viatel, Inc.
  11.50%, 03/15/09, ......................................................     6,750,000                5,163,750
                                                                                                     ------------
                                                                                                       24,754,000
                                                                                                     ------------
TOTAL CREDIT SENSITIVE ...................................................                             76,025,339
                                                                                                     ------------
DIVERSIFIED (4.8%)
MISCELLANEOUS (4.8%)
Blount, Inc.
  13.00%, 08/01/09, ......................................................     5,000,000                5,100,000
Elgar Holdings, Inc.
  9.875%, 02/01/08, ......................................................     4,000,000                2,200,000
Hermes Europe Railtel BV
  11.50%, 08/15/07, ......................................................     2,000,000                1,710,000
Hexcel Corp.
  9.75%, 01/15/09, .......................................................     2,500,000                2,225,000
Jostens, Inc.
  12.75%, 05/01/10+ ......................................................     3,500,000                3,447,500
Precision Partners, Inc.
  12.00%, 03/15/09+ ......................................................     6,200,000                3,596,000
TM Group Holdings
  11.00%, 05/15/08, ......................................................     5,200,000                4,264,000
Transdigm, Inc.
  10.375%, 12/01/08, .....................................................     3,500,000                3,010,000
                                                                                                     ------------
TOTAL DIVERSIFIED ........................................................                             25,552,500
                                                                                                     ------------
ENERGY (5.4%)
COAL & GAS PIPELINES (1.9%)
Chesapeake Energy Corp.,
  9.625%, 05/01/05, Series B .............................................     3,800,000                3,714,500
P & L Coal Holdings Corporation
  8.875%, 05/15/08, ......................................................     1,000,000                  942,500
  9.625%, 05/15/08, ......................................................     5,800,000                5,379,500
                                                                                                     ------------
                                                                                                       10,036,500
                                                                                                     ------------
OIL--DOMESTIC (0.9%)
Lomak Petroleum
  8.75%, 01/15/07, .......................................................     4,450,000                3,827,000
Trans-Resources, Inc. (Series B)
  Unsecured Senior Notes
  10.75%, 03/15/08, Series B .............................................     5,000,000                1,000,000
TransTexas Gas Corp. (Series D)
  13.75% 12/31/01 ........................................................     5,829,000                   58,290
                                                                                                     ------------
                                                                                                        4,885,290
                                                                                                     ------------
OIL--INTERNATIONAL (1.3%)
Northern Offshore ASA
  10.00%, 05/15/05, ......................................................     6,500,000                3,900,000
Queen Sand Resources, Inc.
  12.50%, 07/01/08, ......................................................     7,500,000                2,859,375
                                                                                                     ------------
                                                                                                        6,759,375
                                                                                                     ------------
OIL--SUPPLIES & CONSTRUCTION (1.3%)
Eott Energy Partners LP
  11.00%, 10/01/09, ......................................................     7,000,000                7,105,000
                                                                                                     ------------
TOTAL ENERGY .............................................................                             28,786,165
                                                                                                     ------------

EQ ADVISORS TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                        PRINCIPAL          VALUE
                                          AMOUNT          (NOTE 1)
                                      -------------   ---------------
TECHNOLOGY (23.5%)
COMPUTER HARDWARE (1.1%)
PSINet, Inc.
  11.50%, 11/01/08, ...............    $ 1,500,000    $  1,410,000
SCG Holding Corp.
  12.00%, 08/01/09, ...............      4,219,000       4,503,782
                                                      ------------
                                                         5,913,782
                                                      ------------
COMPUTER SOFTWARE (4.2%)
Exodus Communications, Inc.
  10.75%, 12/15/09, ...............      1,975,000       1,905,875
  11.625%, 07/15/10+ ..............      8,500,000       8,521,250
Intersil Corp.
  13.25%, 08/15/09, ...............      3,250,000       3,672,500
PSINet, Inc.
  10.00%, 02/15/05, ...............      2,000,000       1,840,000
  10.50%, 12/01/06, ...............      5,000,000       4,600,000
  11.00%, 08/01/09, ...............      2,000,000       1,860,000
                                                      ------------
                                                        22,399,625
                                                      ------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (14.8%)
Econophone, Inc.
  13.50%, 07/15/07, ...............      6,500,000       6,703,125
GCI, Inc.
  9.75%, 08/01/07, ................      4,285,000       3,985,050
Global Crossing Holding Ltd.
  9.125%, 11/15/06+ ...............      2,500,000       2,393,750
  9.50%, 11/15/09+ ................      5,000,000       4,825,000
Global Telesystems Europe
  11.00%, 12/01/09, ...............      2,000,000       1,552,308
Iridium LLC/Capital Corp.
  10.875%, 07/15/05, Series D .....      5,000,000         200,000
  14.00%, 07/15/05, Series B ......     12,000,000         390,000
Level 3 Communications, Inc.
  Zero Coupon, 03/15/10+ ..........      3,000,000       1,642,500
  11.00%, 03/15/08+ ...............      6,000,000       5,940,000
Long Distance International, Inc.
  12.25%, 06/15/08, ...............      9,000,000       3,555,000
Metromedia Fiber Network
  10.00%, 12/15/09, ...............      6,000,000       5,910,000
NTL Communications Corp.
  9.25%, 11/15/06, ................      7,500,000       6,295,067
RSL Communications plc
  9.875%, 11/15/09, ...............      4,000,000       2,595,000
Startec Global Communications,
  Inc.
  12.00%, 05/15/08, ...............      5,000,000       3,900,000
United Pan-European
  Communications
  Zero Coupon, 11/01/09, (Step
  Bond)+ ..........................      7,000,000       3,360,000
  10.875%, 08/01/09, ..............      7,000,000       6,160,000


                                        PRINCIPAL          VALUE
                                          AMOUNT          (NOTE 1)
                                      -------------   ---------------
  11.25%, 02/01/10+ ...............      2,000,000       1,780,000
  Series B 11.25%, 02/01/10, ......    $ 3,000,000    $  2,670,000
US Xchange LLC
  15.00%, 07/01/08, ...............      6,500,000       7,020,000
Versatel Telecom BV
  13.25%, 05/15/08, ...............      4,200,000       4,273,500
Worldwide Fiber, Inc.
  12.00%, 08/01/09, ...............      4,800,000       4,536,000
                                                      ------------
                                                        79,686,300
                                                      ------------
ELECTRONICS (0.6%)
Flextronics International Ltd.
  9.875%, 07/01/10+ ...............      3,000,000       3,022,500
Interact Operating Co.
  14.00%, 08/01/03, ...............        802,500         224,700
                                                      ------------
                                                         3,247,200
                                                      ------------
OFFICE EQUIPMENT SERVICES (1.2%)
Verio, Inc.
  10.625%, 11/15/09+ ..............      6,000,000       6,652,500
                                                      ------------
WIRELESS TELECOMMUNICATION
  SERVICES (1.6%)
Crown Castle International Corp.
  10.75%, 08/01/11, ...............      2,500,000       2,534,375
Spectrasite Holdings, Inc.
  Zero Coupon, 03/15/10+ ..........      1,000,000         545,000
  10.75%, 03/15/10+ ...............      2,300,000       2,294,250
WinStar Communications, Inc.
  12.50%, 04/15/08+ ...............      3,500,000       3,430,000
                                                      ------------
                                                         8,803,625
                                                      ------------
TOTAL TECHNOLOGY ..................                    126,703,032
                                                      ------------
TOTAL LONG-TERM DEBT SECURITIES (85.0%)
 (Cost $544,609,026) ..............                    457,423,083
                                                      ------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSITS (8.9%)
Allied Waste Industries, Inc.,
  6.375%, 7/26/00 .................        363,636         340,374
Chase Nassau,
  6.26%, 7/3/00 ...................     47,629,897      47,629,897
                                                      ------------
TOTAL SHORT-TERM DEBT SECURITIES (8.9%)
 (Amortized Cost $47,955,602) .....                     47,970,271
                                                      ------------
TOTAL INVESTMENTS (98.1%)
  (Cost/Amortized Cost
  $607,738,662) ...................                    527,616,173
OTHER ASSETS
  LESS LIABILITIES (1.9%) .........                     10,446,256
                                                      ------------
NET ASSETS (100%) .................                   $538,062,429
                                                      ============


----------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2000, these securities amounted to $110,751,948 or 20.58% of net assets.

(a)        Paid-in-kind preferred, quarterly stock payments.

EQ ADVISORS TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $237,438,970
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     262,965,795

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  13,742,196
Aggregate gross unrealized depreciation .........      (93,864,685)
                                                     -------------
Net unrealized appreciation .....................    $ (80,122,489)
                                                     =============
Federal income tax cost of investments ..........    $ 607,738,662
                                                     =============

The Portfolio has a net capital loss carryforward of $103,665,061 which expires in the year 2007.








































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                    PRINCIPAL               VALUE
                                                                                     AMOUNT                (NOTE 1)
                                                                             ----------------------   -----------------
LONG-TERM DEBT
  SECURITIES:
CREDIT SENSITIVE (104%)
ASSET BACKED (9.0%)
Countrywide Home Equity Loan
  Trust
  6.70%, 10/15/24 ........................................................   $ 1,935,432              $ 1,933,922
Delta Funding Home Equity
  Loan Trust
  6.14%, 3/15/18 .........................................................     4,628,323                4,571,904
Green Tree Home Improvement
  Loan Trust
  6.25%, 8/15/29 .........................................................     5,000,000                4,851,550
Honda Auto Lease Trust
  6.45%, 9/16/02 .........................................................     7,000,000                6,931,820
                                                                                                      -----------
                                                                                                       18,289,196
                                                                                                      -----------
BANKS (1.9%)
Beverly Finance Corp.
  8.36%, 7/15/04+ ........................................................     3,800,000                3,869,924
                                                                                                      -----------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (9.0%)
Allied Capital Commercial
  Mortgage Trust
  6.31%, 9/25/03+ ........................................................     1,232,180                1,215,617
First Union National Bank
  Commercial Mortgage
  (Step Bond)
  7.84%, 3/15/10 .........................................................     5,000,000                5,104,296
  0.78%, 9/15/29 .........................................................    68,345,055                2,761,291
Merrill Lynch Mortgage
  Investors, Inc.
  Zero Coupon, 3/1/31+ ...................................................     4,000,000                3,887,520
WMC Mortgage Investers, Inc.
  6.86%, 5/15/30 .........................................................     5,340,994                5,316,906
                                                                                                      -----------
                                                                                                       18,285,630
                                                                                                      -----------
U.S. GOVERNMENT (40.3%)
U.S. Treasury Bond
  11.88%, 11/15/03 .......................................................     5,050,000                5,881,674
U.S. Treasury Notes
  6.63%, 5/31/02 .........................................................    24,250,000               24,340,937
  6.00%, 8/15/04 .........................................................     5,625,000                5,572,266
  6.75%, 5/15/05 .........................................................    33,050,000               33,824,626
  6.00%, 8/15/09 .........................................................    12,400,000               12,299,250
                                                                                                      -----------
                                                                                                       81,918,753
                                                                                                      -----------
U.S. GOVERNMENT AGENCIES (43.8%)
Federal Home Loan Mortgage
  Corp.
  9.50%, 9/1/20 ..........................................................       412,012                  427,844
Federal National Mortgage
  Association
  7.50%, 8/1/13 ..........................................................     5,547,658                5,530,033
  7.00%, 7/1/14 ..........................................................       114,361                  112,206
  7.00%, 10/1/14 .........................................................     8,048,823                7,897,151
  7.00%, 10/1/14 .........................................................       966,086                  947,881
  7.00%, 11/1/14 .........................................................       139,617                  136,986
  7.00%, 2/1/15 ..........................................................        84,360                   82,770
  8.00%, 4/1/30 ..........................................................        99,868                  100,273
  TBA:
  8.50%, 10/1/09 .........................................................     6,200,000                6,315,258
  7.50%, 7/25/14 .........................................................    34,400,000               34,260,267


                                                                                    PRINCIPAL               VALUE
                                                                                     AMOUNT                (NOTE 1)
                                                                             ----------------------   -----------------
  8.00%, 7/25/29 .........................................................   $16,700,000              $16,762,625
Government National Mortgage
  Association
  7.50%, 8/15/22 .........................................................        32,728                   32,615
  7.50%, 11/15/22 ........................................................       611,007                  608,905
  7.50%, 12/15/23 ........................................................       406,946                  405,294
  8.50%, 8/15/27 .........................................................     1,009,740                1,033,721
  7.50%, 2/15/29 .........................................................       234,338                  232,653
  7.50%, 8/15/29 .........................................................       466,545                  463,191
  7.50%, 8/15/29 .........................................................       534,155                  530,314
  7.50%, 9/15/29 .........................................................       291,054                  288,961
  7.50%, 9/15/29 .........................................................       596,527                  592,238
  7.50%, 9/15/29 .........................................................       268,870                  266,937
  7.50%, 10/15/29 ........................................................       864,331                  858,117
  7.50%, 10/15/29 ........................................................       102,855                  102,116
  7.50%, 10/15/29 ........................................................       253,278                  251,457
  7.50%, 11/15/29 ........................................................        61,372                   60,931
  7.50%, 11/15/29 ........................................................       235,606                  233,912
  7.50%, 11/15/29 ........................................................       198,935                  197,505
  7.50%, 11/15/29 ........................................................       332,020                  329,633
  8.50%, 11/15/29 ........................................................     1,056,434                1,081,524
  8.50%, 11/15/29 ........................................................       544,108                  557,031
  7.50%, 12/15/29 ........................................................       199,546                  198,111
  7.50%, 12/15/29 ........................................................       203,828                  202,363
  7.50%, 1/15/30 .........................................................        83,079                   82,482
  8.50%, 1/15/30 .........................................................     1,307,365                1,338,415
  8.50%, 1/15/30 .........................................................       990,742                1,014,272
  7.50%, 2/15/30 .........................................................       376,827                  374,118
  8.50%, 2/15/30 .........................................................     1,191,263                1,219,556
  8.50%, 2/15/30 .........................................................     1,269,139                1,299,281
  8.50%, 2/15/30 .........................................................       631,208                  646,199
  7.50%, 5/15/30 .........................................................       264,485                  262,583
  7.50%, 6/15/30 .........................................................       855,474                  849,966
  7.50%, 6/15/30 .........................................................       231,408                  229,918
  7.50%, 6/15/30 .........................................................       394,020                  391,483
  8.50%, 6/15/30 .........................................................       100,000                  102,375
                                                                                                      -----------
                                                                                                       88,911,471
                                                                                                      -----------
 TOTAL CREDIT SENSITIVE ..................................................                            211,274,974
                                                                                                      -----------
TOTAL LONG-TERM DEBT SECURITIES (104.0%)
 (Cost $210,783,860)......................................................                            211,274,974
                                                                                                      -----------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (6.9%)
PaineWebber, Inc. 6.45%, dated
  6/27/00, due 7/5/00, to be
  repurchased at $14,020,067,
  collateralized by $14,000,000 of
  FNCL pools, 7.94% due 10/1/23,
  valued at $14,071,014 ..................................................    14,000,000               14,000,000
                                                                                                      -----------
TIME DEPOSIT (1.5%)
Chase Nassau
  6.26%, 7/3/00 ..........................................................     3,060,305                3,060,305
                                                                                                      -----------
U.S. GOVERNMENT AGENCIES (10.8%)
Federal Home Loan Mortgage
  Corp. (Discount Note)
  7/11/00 ................................................................    10,000,000                9,982,306
Freddie Mac
  (Discount Note), 7/5/00 ................................................    12,000,000               11,991,520
                                                                                                      -----------
                                                                                                       21,973,826
                                                                                                      -----------

EQ ADVISORS TRUST
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                                  VALUE
                                                (NOTE 1)
                                            ----------------
TOTAL SHORT-TERM DEBT SECURITIES (19.2%)
 (Amortized Cost $39,034,131)............    $  39,034,131
                                             -------------
TOTAL INVESTMENTS (123.2%)
  (Cost/Amortized Cost
  $249,817,991) .........................      250,309,105
OTHER ASSETS
  LESS LIABILITIES (-23.2%) .............      (47,132,072)
                                             -------------
NET ASSETS (100%) .......................    $ 203,177,033
                                             =============

----------
+ Security exempt from registration under Rule 144 of the Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2000 these securities amounted to $8,973,063 or 4.43% of net assets.
TBA--Security is subject to delayed delivery
--------------------------------------------------------------------------------
At June 30, 2000, the Portfolio had the following futures contracts open: (Note
1)







                                         NO. OF        EXPIRATION        ORIGINAL         VALUE AT        UNREALIZED
PURCHASE                               CONTRACTS          DATE             VALUE          06/30/00       APPRECIATION
-----------------------------------   -----------   ---------------   --------------   --------------   -------------
U.S. Treasury 5 year Note .........   164           September '00      $16,160,478      $16,236,000       $ (75,522)
                                                                                                          =========

The segregated cash of $106,600 was pledged to cover margin requirements for the open positions at June 30, 2000.

Investment security transactions for the period ended June 30, 2000 were as follows:



COST OF PURCHASES:
U.S. Government securities ...........    $578,804,674
NET PROCEEDS OF SALES AND REDEMPTIONS:
U.S. Government securities ...........     500,047,457

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $    988,789
Aggregate gross unrealized depreciation .........         (497,675)
                                                      ------------
Net unrealized appreciation .....................     $    491,114
                                                      ============
Federal income tax cost of investments ..........     $249,817,991
                                                      ============

At June 30, 2000, the Portfolio had loaned securities with a total value of $75,971,653 which was secured by collateral of $77,975,251 of which $77,823,751 was in the form of U.S. Government securities.

The Portfolio has a net capital loss carryforward of $11,725,172 of which $5,101,186 expires in the year 2002, $482,139 expires in the year 2004 and $6,141,847 expires in the year 2007.











                       See Notes to Financial Statements.

EQ ADVISORS TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
COMMON STOCKS:
FINLAND (5.7%)
Nokia OYJ* .........................       330,700           $ 16,859,253
Sonera Group OYJ ...................        36,800              1,676,014
                                                             ------------
                                                               18,535,267
                                                             ------------
FRANCE (10.6%)
Banque Nationale de Paris ..........       101,420              9,750,807
Sanofi-Synthelabo S.A. .............       130,230              6,198,235
STMicroelectronics N.V.* ...........       168,030             10,577,601
Total Fina S.A., Class B ...........        48,990              7,504,286
                                                             ------------
                                                               34,030,929
                                                             ------------
HONG KONG (4.8%)
Cheung Kong Holdings Ltd. ..........       260,000              2,876,660
China Telecom (Hong Kong)
  Ltd.* ............................       893,000              7,875,537
Citic Pacific Ltd. .................       903,000              4,726,111
                                                             ------------
                                                               15,478,308
                                                             ------------
IRELAND (1.2%)
Bank of Ireland ....................        79,000                493,919
CRH plc ............................       184,000              3,325,703
                                                             ------------
                                                                3,819,622
                                                             ------------
ITALY (2.6%)
Alleanza Assicurazioni .............       641,900              8,540,789
                                                             ------------
JAPAN (28.8%)
Bank of Fukuoka Ltd. ...............       566,000              3,849,941
Bank of Tokyo-Mitsubishi Ltd. ......       460,000              5,551,463
Banyu Pharmaceutical Co., Ltd.......       181,000              4,425,032
Canon, Inc. ........................       287,000             14,276,320
Daiwa Securities Group Ltd. ........       221,000              2,914,881
Fast Retailing Co., Ltd. ...........        19,600              8,198,596
Kao Corp. ..........................       282,000              8,607,848
NEC Corp. ..........................       108,000              3,388,195
NTT Mobile Communications
  Network, Inc. ....................           370             10,004,239
Softbank Corp. .....................        24,300              3,296,622
Sumitomo Trust & Banking ...........       920,000              6,543,879
Takeda Chemical Industries Ltd......       152,000              9,966,744
TDK Corp. ..........................        36,000              5,168,779
Tokyo Electron Ltd. ................        47,000              6,429,318
                                                             ------------
                                                               92,621,857
                                                             ------------
KOREA (3.9%)
Samsung Electronics Co.
  (Foreign) ........................        13,390              4,431,210
SK Telecom Co. Ltd. (ADR) ..........       224,360              8,147,073
                                                             ------------
                                                               12,578,283
                                                             ------------
MEXICO (1.5%)
Telefonos de Mexico S.A.,
  Class L (ADR) ....................        82,100              4,689,962
                                                             ------------
NETHERLANDS (5.2%)
Akzo Nobel N.V. ....................        42,400              1,799,626
ASM Lithography Holding N.V.*              132,100              5,672,372
United Pan-Europe
  Communications N.V.* .............       356,550              9,314,701
                                                             ------------
                                                               16,786,699
                                                             ------------
NORWAY (0.0%)
Frontline Ltd.* ....................           951                 11,629
                                                             ------------


                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
SINGAPORE (1.2%)
DBS Group Holdings Ltd. ............       306,000           $  3,932,388
                                                             ------------
SPAIN (2.1%)
Banco Bilbao Vizcaya ...............       313,200              4,675,117
Repsol S.A. ........................       104,000              2,068,216
                                                             ------------
                                                                6,743,333
                                                             ------------
SWEDEN (2.0%)
Securitas AB, Class B ..............       241,110              5,107,337
Telefonaktiebolaget LM Ericsson
  AB ...............................        75,600              1,494,359
                                                             ------------
                                                                6,601,696
                                                             ------------
SWITZERLAND (2.0%)
ABB AG Ltd. ........................        53,525              6,399,336
                                                             ------------
TAIWAN (1.0%)
Taiwan Semiconductor
  Manufacturing Co. (ADR)* .........         8,576                332,320
Taiwan Semiconductor
  Manufacturing Co.* ...............       264,960              1,259,045
Taiwan Semiconductor
  Manufacturing Co., Ltd.* .........        43,800              1,699,988
                                                             ------------
                                                                3,291,353
                                                             ------------
UNITED KINGDOM (21.1%)
BAE SYSTEMS plc ....................       682,700              4,254,805
Bank of Scotland ...................       636,100              6,047,602
BP Amoco plc .......................       278,200              2,668,081
British Airways plc ................       242,600              1,394,527
British Sky Broadcasting plc .......       642,457             12,556,226
CGU plc ............................       278,900              4,640,810
Dixons Group plc ...................        98,100                399,185
Dixons Group plc ...................       317,666              1,292,636
Prudential plc .....................       189,000              2,767,513
Reuters Group plc ..................       373,600              6,369,177
Royal Bank of Scotland Group
  plc ..............................       219,600              3,674,007
Standard Chartered plc .............       685,097              8,529,124
Vodafone AirTouch plc ..............   3,285,921               13,271,527
                                                             ------------
                                                               67,865,220
                                                             ------------
TOTAL COMMON STOCKS (93.7%)
  (Cost $257,664,147)...............                          301,926,671
                                                             ------------
                                       NUMBER
                                               OF
                                       WARRANTS
                                       -----
WARRANTS:
NORWAY (0.0%)
Frontline Ltd., expiring 5/11/01*
  (Cost $0) ........................      57,060                       --
                                                             ------------


EQ ADVISORS TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                            PRINCIPAL           VALUE
                                             AMOUNT           (NOTE 1)
                                         --------------   ----------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT
Chase Nassau, 6.26% 7/3/00 ...........   $20,154,654        $ 20,154,654
                                                            ------------
TOTAL SHORT-TERM DEBT SECURITIES (6.3%)
  (Amortized Cost $20,154,654)........                        20,154,654
                                                            ------------
TOTAL INVESTMENTS (100%)
  (Cost/Amortized Cost
  $277,818,801).......................                       322,081,325
OTHER ASSETS LESS
  LIABILITIES (0%) ...................                           (27,597)
                                                            ------------
NET ASSETS (100%) ....................                      $322,053,728
                                                            ============


MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments
Basic Materials ..............................                  0.6%
Business Services ............................                  8.0
Capital Goods ................................                  2.5
Consumer Cyclicals ...........................                  3.7
Consumer Non-Cyclicals .......................                  9.7
Credit Sensitive .............................                 26.3
Diversified ..................................                  3.7
Energy .......................................                  4.0
Technology
  Computer Software ..........................       1.1
  Diversified Telecommunications Services.....       6.3
  Electronics ................................      12.9
  Office Equipment Services ..................       4.7
  Telecommunications .........................      16.5       41.5
                                                    ----      -----
                                                              100.0%
                                                              =====

------------
*     Non-income producing.
    Glossary:
 ADR--American Depositary Receipt



--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities ..   $168,578,828
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..    153,452,598

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $ 53,076,661
Aggregate gross unrealized depreciation .........      (8,814,137)
                                                     ------------
Net unrealized appreciation .....................    $ 44,262,524
                                                     ============
Federal income tax cost of investments ..........    $277,818,801
                                                     ============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $25,922,117 which was secured by collateral of $27,146,341.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                              PRINCIPAL                VALUE
                                                AMOUNT                (NOTE 1)
                                        ---------------------   -------------------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT (15.5%)
American Express Centurion
  Bank
  6.57%, 7/31/00 ....................   $22,000,000             $   21,999,993
Bayerische Landesbank
  6.42%, 9/28/00 ....................    50,000,000                 49,954,620
Den Danske Bank
  7.00%, 11/30/00 ...................    25,000,000                 25,013,570
National Westminster Bank plc
  7.21%, 3/8/01 .....................    35,000,000                 35,077,623
SouthTrust Corp.
  6.66%, 7/17/00 ....................    35,000,000                 35,001,285
U.S. Bancorp Inc.
  5.92%, 8/28/00 ....................    50,000,000                 49,990,425
                                                                --------------
 TOTAL CERTIFICATES OF DEPOSIT ......                              217,037,516
                                                                --------------
COMMERCIAL PAPER (60.1%)
Abbey National plc
  6.94%, 11/27/00 ...................    30,000,000                 29,184,225
Asset Backed Capital Funding
  6.69%, 8/8/00+ ....................    25,000,000                 24,827,415
Asset Backed Securitisation
  6.60%, 8/15/00+ ...................    25,000,000                 24,795,313
Associates Corp. of North
  America
  6.85%, 7/3/00 .....................    50,000,000                 49,981,580
Bank of New York Co., Inc.
  6.86%, 11/15/00 ...................    15,500,000                 15,110,691
Bank One Corp.
  6.72%, 9/29/00 ....................    40,200,000                 40,201,982
Bell Atlantic Network Funding
  6.91%, 7/5/00 .....................    52,000,000                 51,961,286
Caisse Des Depots Consignations
  6.91%, 7/5/00 .....................    10,000,000                  9,992,633
Centric Capital Corp.
  6.69%, 7/31/00 ....................    39,781,000                 39,564,194
Colgate Palmolive Corp.
  6.57%, 7/31/00+ ...................    12,200,000                 12,133,510
Concord Minutemen Capital Co.
  LLC
  6.72%, 7/17/00+ ...................    10,000,000                  9,970,977
CXC, Inc.
  6.71%, 8/22/00+ ...................     7,000,000                  6,933,772
Eastman Kodak Co.
  6.95%, 7/3/00 .....................     6,600,000                  6,597,488
Equilon Enterprise Corp.
  6.63%, 8/23/00 ....................    40,000,000                 39,614,864
Fountain Square Corp.
  6.57%, 7/17/00+ ...................     8,500,000                  8,475,330
Galaxy Funding Inc.
  6.71%, 9/15/00 ....................    28,500,000                 28,106,509
Gillette Co.
  6.95%, 7/5/00 .....................    37,000,000                 36,972,454
Kitty Hawk Funding Corp.
  6.71%, 8/30/00 ....................    17,015,000                 16,829,537
Koch Industries, Inc.
  7.01%, 7/5/00 .....................    22,500,000                 22,483,424
Pfizer, Inc.
  6.65%, 8/15/00+ ...................    15,000,000                 14,877,375
Philip Morris Capital Corp.
  6.64%, 7/17/00 ....................    18,000,000                 17,947,679


                                              PRINCIPAL                VALUE
                                                AMOUNT                (NOTE 1)
                                        ---------------------   -------------------
Procter & Gamble Co.
  6.64%, 8/29/00 ....................   $ 7,888,000             $    7,803,453
Sara Lee Corp.
  6.96%, 7/5/00 .....................    54,000,000                 53,960,218
Southwestern Bell Corp.
  6.62%, 7/17/00 ....................    50,600,000                 50,442,295
Svenska Handelsbanken
  6.67%, 7/31/00 ....................    18,000,000                 18,001,454
Teachers Insurance and Annuity
  Association
  6.64%, 7/31/00+ ...................    12,000,000                 11,934,600
Toronto Dominion Bank
  6.32%, 7/14/00 ....................    30,000,000                 29,928,933
UBS Capital
  6.93%, 7/5/00 .....................    10,000,000                  9,992,555
VA Electric
  6.54%, 7/17/00 ....................    18,700,000                 18,645,727
Variable Funding Capital Corp.
  0.00%, 8/1/00 .....................    39,000,000                 38,780,364
Wal-Mart Stores, Inc.
  6.67%, 8/1/00+ ....................    34,000,000                 33,808,522
Wells Fargo Bank
  6.59%, 7/31/00 ....................    27,000,000                 26,852,850
Woodstreet Funding Capital Co.
  7.05%, 7/3/00 .....................    34,000,000                 33,987,474
                                                                --------------
 TOTAL COMMERCIAL PAPER .............                              840,700,683
                                                                --------------
TIME DEPOSITS (2.4%)
Dorada Finance Corp.
  6.02%, 9/15/00 ....................    10,000,000                  9,980,606
Merita Bank
  6.58%, 7/31/00 ....................    25,000,000                 25,000,373
                                                                --------------
 TOTAL TIME DEPOSITS ................                               34,980,979
                                                                --------------
U.S. GOVERNMENT (6.1%)
Federal Home Loan Bank
  6.56%, 10/6/00 ....................    60,000,000                 60,127,200
Federal National Mortgage
  Association
  6.55%, 10/5/00 ....................    25,000,000                 25,046,022
                                                                --------------
 TOTAL U.S. GOVERNMENT ..............                               85,173,222
                                                                --------------
VARIABLE RATE SECURITIES (16.6%)
Asset Backed Capital Financial
  7.04%, 8/1/00 .....................    35,000,000                 35,000,423
Beta Finance, Inc.
  7.04%, 7/31/00+ ...................    25,000,000                 25,000,303
Beta Finance, Inc. (a)
  6.77%, 8/24/00+ ...................    25,000,000                 25,003,923
CC USA, Inc.
  7.04%, 7/31/00 ....................    25,000,000                 25,000,303
Centauri Corp.
  6.77%, 8/24/00+ ...................    25,000,000                 25,003,923
Citicorp
  6.70%, 8/2/00 .....................    27,000,000                 26,987,404
NationsBank Corp.
  6.98%, 2/9/01 .....................    10,000,000                 10,012,420
Student Loan Marketing
  Association
  6.54%, 10/12/00 ...................    60,000,000                 60,020,663
                                                                --------------
 TOTAL VARIABLE RATE SECURITIES .....                              232,029,362
                                                                --------------

EQ ADVISORS TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                                   VALUE
                                                  (NOTE 1)
                                             -----------------
TOTAL SHORT-TERM DEBT SECURITIES (100.7%)
 (Amortized Cost
  $1,409,632,382).........................    $1,409,921,762
OTHER ASSETS
  LESS LIABILITIES (-0.7%) ...............       (10,281,999)
                                              --------------
NET ASSETS (100%) ........................    $1,399,639,763
                                              ==============

----------
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2000, these securities amounted to $222,764,963 or 15.92% of net assets.

(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2000.


--------------------------------------------------------------------------------
As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $      385,038
Aggregate gross unrealized depreciation .........            (95,658)
                                                      --------------
Net unrealized appreciation .....................     $      289,380
                                                      ==============
Federal income tax cost of investments ..........     $1,409,632,382
                                                      ==============

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (1.0%)
METALS & MINING (0.5%)
Alcoa, Inc. ............................................................       247,700           $ 7,183,300
                                                                                                 -----------
PAPER (0.5%)
International Paper Co. ................................................       218,900             6,525,956
                                                                                                 -----------
  TOTAL BASIC MATERIALS ................................................                          13,709,256
                                                                                                 -----------
BUSINESS SERVICES (11.3%)
PRINTING, PUBLISHING,
  BROADCASTING (10.7%)
AMFM, Inc.* ............................................................       338,200            23,335,800
AT&T Corp.--Liberty Media
  Group, Class A* ......................................................   1,489,800              36,127,650
MediaOne Group, Inc.* ..................................................     662,800              43,950,268
Time Warner, Inc. ......................................................     281,000              21,356,000
Viacom, Inc., Class B* .................................................     363,063              24,756,358
                                                                                                 -----------
                                                                                                 149,526,076
                                                                                                 -----------
PROFESSIONAL SERVICES (0.6%)
Amdocs Ltd.* ...........................................................     100,700               7,728,725
                                                                                                 -----------
  TOTAL BUSINESS SERVICES ..............................................                         157,254,801
                                                                                                 -----------
CAPITAL GOODS (1.4%)
AEROSPACE (1.0%)
Honeywell International, Inc. ..........................................     159,049               5,357,963
United Technologies Corp. ..............................................     144,100               8,483,888
                                                                                                 -----------
                                                                                                  13,841,851
                                                                                                 -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.4%)
Lowe's Cos., Inc. ......................................................     133,800               5,494,162
                                                                                                 -----------
  TOTAL CAPITAL GOODS ..................................................                          19,336,013
                                                                                                 -----------
CONSUMER CYCLICALS (10.3%)
AIRLINES (4.5%)
Continental Airlines, Inc.,
  Class B* .............................................................     151,600               7,125,200
Delta Air Lines, Inc. ..................................................     188,500               9,531,031
KLM Royal Dutch Airlines N.V.
  New York Shares* .....................................................     418,680              11,121,188
Northwest Airlines Corp.,
  Class A* .............................................................     367,400              11,182,737
UAL Corp. ..............................................................     395,200              22,995,700
                                                                                                 -----------
                                                                                                  61,955,856
                                                                                                 -----------
APPAREL & TEXTILES (0.2%)
Tommy Hilfiger Corp.* ..................................................     418,600               3,139,500
                                                                                                 -----------
AUTO RELATED (0.0%)
Harley-Davidson, Inc. ..................................................      15,700                 604,450
                                                                                                 -----------
RETAIL--GENERAL (5.6%)
GAP, Inc. ..............................................................     484,950              15,154,688
Home Depot, Inc. .......................................................     811,800              40,539,262
Kohl's Corp.* ..........................................................     407,500              22,667,188
                                                                                                 -----------
                                                                                                  78,361,138
                                                                                                 -----------
  TOTAL CONSUMER CYCLICALS .............................................                         144,060,944
                                                                                                 -----------
CONSUMER NON-CYCLICALS (9.9%)
DRUGS (7.9%)
Pfizer, Inc. ...........................................................   1,623,225              77,914,800
Pharmacia Corp. ........................................................     165,731               8,566,221
Schering-Plough Corp. ..................................................     465,400              23,502,700
                                                                                                 -----------
                                                                                                 109,983,721
                                                                                                 -----------


                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
HOSPITAL SUPPLIES & SERVICES (1.3%)
IMS Health, Inc. .......................................................     326,800             $ 5,882,400
Medtronic, Inc. ........................................................     248,600              12,383,388
                                                                                                 -----------
                                                                                                  18,265,788
                                                                                                 -----------
RETAIL--FOOD (0.7%)
Kroger Co.* ............................................................     416,500               9,189,031
                                                                                                 -----------
  TOTAL CONSUMER NON-CYCLICALS                                                                   137,438,540
                                                                                                 -----------
CREDIT SENSITIVE (13.5%)
BANKS (1.0%)
Chase Manhattan Corp. ..................................................     306,750              14,129,672
                                                                                                 -----------
FINANCIAL SERVICES (12.2%)
Associates First Capital Corp.,
  Class A ..............................................................     607,800              13,561,537
CIT Group, Inc., Class A ...............................................   1,011,020              16,429,075
Citigroup, Inc. ........................................................     688,000              41,452,000
Fannie Mae .............................................................      43,200               2,254,500
Freddie Mac ............................................................     789,100              31,958,550
Goldman Sachs Group, Inc. ..............................................     123,900              11,755,013
MBNA Corp. .............................................................     866,250              23,497,031
Morgan Stanley Dean Witter &
  Co. ..................................................................     345,600              28,771,200
                                                                                                 -----------
                                                                                                 169,678,906
                                                                                                 -----------
INSURANCE (0.3%)
UnitedHealth Group, Inc. ...............................................      58,300               4,999,225
                                                                                                 -----------
  TOTAL CREDIT SENSITIVE ...............................................                         188,807,803
                                                                                                 -----------
DIVERSIFIED (3.5%)
MISCELLANEOUS (3.5%)
Tyco International Ltd. ................................................   1,037,700              49,161,038
                                                                                                 -----------
ENERGY (3.1%)
OIL--DOMESTIC (0.8%)
Chevron Corp. ..........................................................     132,200              11,212,213
                                                                                                 -----------
OIL--INTERNATIONAL (2.3%)
BP Amoco plc (ADR) .....................................................     571,504              32,325,695
                                                                                                 -----------
  TOTAL ENERGY .........................................................                          43,537,908
                                                                                                 -----------
TECHNOLOGY (45.4%)
COMPUTER HARDWARE (6.0%)
Cisco Systems, Inc.* ...................................................   1,090,000              69,283,125
Sun Microsystems, Inc.* ................................................     156,000              14,186,250
                                                                                                 -----------
                                                                                                  83,469,375
                                                                                                 -----------
COMPUTER SOFTWARE (6.0%)
Microsoft Corp.* .......................................................     591,500              47,320,000
Oracle Corp.* ..........................................................     310,900              26,135,031
VERITAS Software Corp.* ................................................       3,500                 395,555
Yahoo!, Inc.* ..........................................................      80,700               9,996,712
                                                                                                 -----------
                                                                                                  83,847,298
                                                                                                 -----------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (5.5%)
Corning, Inc. ..........................................................      79,200              21,374,100
Cox Communications, Inc.,
  Class A* .............................................................      29,900               1,362,319
E-Tek Dynamics, Inc. ...................................................      18,400               4,854,150
General Motors Corp., Class H*..........................................      62,740               5,505,435
Nortel Networks Corp. ..................................................     630,300              43,017,975
                                                                                                 -----------
                                                                                                  76,113,979
                                                                                                 -----------

EQ ADVISORS TRUST
ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                           NUMBER           VALUE
                                         OF SHARES        (NOTE 1)
                                        -----------   ----------------
ELECTRONICS (12.9%)
Applied Material, Inc.* .............      717,000     $   64,978,125
Intel Corp. .........................      579,000         77,405,062
Micron Technology, Inc.* ............       22,000          1,937,375
PMC-Sierra, Inc.* ...................       87,500         15,547,656
Texas Instruments, Inc. .............      281,800         19,356,138
VeriSign, Inc.* .....................        3,500            617,750
                                                       --------------
                                                          179,842,106
                                                       --------------
OFFICE EQUIPMENT (5.3%)
Dell Computer Corp.* ................      478,000         23,571,375
EMC Corp.* ..........................      647,000         49,778,563
                                                       --------------
                                                           73,349,938
                                                       --------------
WIRELESS TELECOMMUNICATION
  SERVICES (9.7%)
AT&T Wireless Group* ................    1,205,900         33,614,462
Nokia OYJ (ADR) .....................    1,143,100         57,083,556
Vodafone AirTouch plc (ADR) .........    1,074,900         44,541,169
                                                       --------------
                                                          135,239,187
                                                       --------------
  TOTAL TECHNOLOGY ..................                     631,861,883
                                                       --------------
TOTAL COMMON STOCKS (99.4%)
  (Cost $1,295,158,162)..............                   1,385,168,186
                                                       --------------


                                       PRINCIPAL          VALUE
                                        AMOUNT          (NOTE 1)
                                    -------------- ------------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.8%)
GECC
  6.80%, 7/3/00 ...................  $11,650,000     $   11,645,598
                                                     --------------
TIME DEPOSIT (0.0%)
Chase Nassau
  6.26%, 7/3/00 ...................          177                177
                                                     --------------
TOTAL SHORT-TERM DEBT SECURITIES (0.8%)
  (Amortized Cost $11,645,775).....                      11,645,775
                                                     --------------
TOTAL INVESTMENTS (100.2%)
  (Cost $1,306,803,937) ...........                   1,396,813,961
OTHER ASSETS LESS
  LIABILITIES (--0.2%) ............                      (3,623,760)
                                                     --------------
NET ASSETS (100%) .................                  $1,393,190,201
                                                     ==============

----------
*     Non-income producing.
  Glossary:
  ADR--American Depositary Receipt
--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities ..  $1,458,176,029
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..     612,497,743

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $  153,484,071
Aggregate gross unrealized depreciation .........        (63,474,047)
                                                      --------------
Net unrealized appreciation .....................     $   90,010,024
                                                      ==============
Federal income tax cost of investments ..........     $1,306,803,937
                                                      ==============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $139,072,436 which was secured by collateral of $142,621,400.









                       See Notes to Financial Statements.

EQ ADVISORS TRUST
ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                             PRINCIPAL                VALUE
                                              AMOUNT                (NOTE 1)
                                      ----------------------   ------------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (2.1%)
PRINTING, PUBLISHING,
  BROADCASTING (2.1%)
CBS Corp.
  7.15%, 5/20/05 ..................   $ 8,850,000              $  8,701,674
Time Warner Entertainment
  8.375%, 3/15/23 .................     2,200,000                 2,227,126
                                                               ------------
  TOTAL BUSINESS SERVICES .........                              10,928,800
                                                               ------------
CAPITAL GOODS (0.7%)
AEROSPACE (0.7%)
Raytheon Co.
  7.90%, 3/1/03+ ..................     3,650,000                 3,667,360
                                                               ------------
CONSUMER CYCLICALS (0.9%)
RETAIL--GENERAL (0.9%)
Wal-Mart Stores, Inc.
  6.875%, 8/10/09 .................     4,800,000                 4,688,976
                                                               ------------
CREDIT SENSITIVE (82.3%)
ASSET BACKED (3.5%)
Abbey National Capital Trust
  8.96%, 12/29/49 .................     3,250,000                 3,227,484
Capital Auto Receivables Asset
  Trust
  5.58%, 6/15/02 ..................     9,700,000                 9,630,839
Carco Auto Loan Master Trust
  5.65%, 3/15/03 ..................     5,500,000                 5,445,220
                                                               ------------
                                                                 18,303,543
                                                               ------------
BANKS (2.6%)
Citicorp
  7.00%, 7/1/07 ...................     5,835,000                 5,640,170
International Bank Recon &
  Development
  7.00%, 1/27/05 ..................     7,750,000                 7,739,297
                                                               ------------
                                                                 13,379,467
                                                               ------------
FINANCIAL SERVICES (3.1%)
Ford Motor Credit Co.
  6.70%, 7/16/04 ..................     4,000,000                 3,861,300
Household Finance Corp.
  6.50%, 11/15/08 .................     3,200,000                 2,902,742
KBC Bank Fund Trust III
  9.86%, 11/29/49+ ................     4,930,000                 5,029,340
Morgan Stanley Dean Witter
  & Co.
  5.625%, 1/20/04 .................     2,750,000                 2,593,305
NationsBank Corp.
  6.80%, 3/15/28 ..................     1,750,000                 1,488,543
                                                               ------------
                                                                 15,875,230
                                                               ------------
FOREIGN GOVERNMENT (3.4%)
Quebec Province
  7.50%, 9/15/29 ..................     2,200,000                 2,157,293
United Mexican States
  10.375%, 2/17/09 ................    14,760,000                15,645,600
                                                               ------------
                                                                 17,802,893
                                                               ------------
U.S. GOVERNMENT (30.1%)
U.S. Treasury Bond
  12.00%, 8/15/13 .................    15,400,000                20,790,000


                                             PRINCIPAL                VALUE
                                              AMOUNT                (NOTE 1)
                                      ----------------------   ------------------
  8.125%, 8/15/19 .................   $74,545,000              $ 90,118,196
U.S. Treasury Notes
  6.25%, 4/30/01 ..................    20,000,000                19,962,500
  6.50%, 5/31/02 ..................    12,000,000                12,007,500
  6.50%, 2/15/10 ..................     1,000,000                 1,034,063
  6.25%, 5/15/30 ..................    11,425,000                11,992,685
                                                               ------------
                                                                155,904,944
                                                               ------------
U.S. GOVERNMENT AGENCIES (39.2%)
Federal National Mortgage
  Association
  7.00%, 5/1/12 ...................     3,114,675                 3,055,982
  7.00%, 8/1/14 ...................     7,177,223                 7,041,975
  7.00%, 1/1/15 ...................     9,023,194                 8,853,161
  7.00%, 2/1/15 ...................    10,459,341                10,262,245
  8.00%, 10/1/27 ..................        82,235                    82,602
  8.00%, 11/1/28 ..................     2,398,165                 2,413,897
  8.00%, 1/1/29 ...................     4,004,313                 4,022,164
  6.00%, 3/1/29 ...................     6,187,348                 5,663,342
  6.00%, 3/1/29 ...................     7,102,097                 6,496,494
  8.00%, 5/1/29 ...................     2,468,489                 2,479,494
  6.00%, 7/1/29 ...................     8,646,788                 7,909,468
  7.50%, 12/1/29 ..................    12,152,007                11,984,795
  7.00%, 1/1/30 ...................       436,818                   421,702
  7.00%, 2/1/30 ...................    26,779,903                25,853,211
  8.00%, 2/1/30 ...................     2,219,559                 2,229,454
  8.00%, 4/1/30 ...................    25,284,260                25,396,977
TBA:
  8.50%, 10/1/09 ..................    21,285,000                21,680,688
  6.50%, 7/1/30 ...................    14,050,000                13,237,741
Government National Mortgage
  Association
  7.00%, 11/15/26 .................     7,310,206                 7,109,782
  7.00%, 7/15/27 ..................     2,109,330                 2,051,499
  7.00%, 2/15/28 ..................     2,160,073                 2,100,850
  7.00%, 2/15/28 ..................     2,330,284                 2,266,395
  7.00%, 2/15/28 ..................     2,369,306                 2,304,347
  7.00%, 12/15/28 .................    13,480,607                13,111,009
  7.00%, 8/15/29 ..................    15,548,377                15,122,087
                                                               ------------
                                                                203,151,361
                                                               ------------
UTILITY--ELECTRIC (0.4%)
Cilcorp, Inc.
  9.375%, 10/15/29 ................     1,775,000                 1,790,528
                                                               ------------
 TOTAL CREDIT SENSITIVE ...........                             426,207,966
                                                               ------------
ENERGY (1.8%)
COAL & GAS PIPELINES (1.4%)
Williams Companies, Inc.
  6.125%, 2/1/01 ..................     6,990,000                 6,937,365
                                                               ------------
OIL--INTERNATIONAL (0.4%)
Conoco, Inc.
  6.95%, 4/15/29 ..................     2,500,000                 2,272,600
                                                               ------------
 TOTAL ENERGY .....................                               9,209,965
                                                               ------------
TECHNOLOGY (1.4%)
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (0.5%)
MCI WorldCom, Inc.
  6.95%, 8/15/28 ..................     2,900,000                 2,562,191
                                                               ------------

EQ ADVISORS TRUST
ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                   PRINCIPAL        VALUE
                                     AMOUNT       (NOTE 1)
                                 ------------- --------------
TELECOMMUNICATIONS EQUIPMENT (0.9%)
Clear Channel Communications
  7.875%, 6/15/05 ..............  $5,000,000    $  5,014,350
                                                ------------
 TOTAL TECHNOLOGY ..............                   7,576,541
                                                ------------
TOTAL LONG-TERM DEBT
  SECURITIES (89.2%)
  (Cost $461,352,530) ..........                 462,279,608
                                                ------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.1%)
Chase Nassau
  6.26%, 7/3/00 ................     373,491         373,491
                                                ------------


                                            VALUE
                                          (NOTE 1)
                                       --------------
TOTAL SHORT-TERM DEBT
  SECURITIES (0.1%)
 (Amortized Cost $373,491) .........    $    373,491
                                        ------------
TOTAL INVESTMENTS (89.3%)
  (Cost/Amortized Cost
  $461,726,022) ....................     462,653,099
OTHER ASSETS
  LESS LIABILITIES (10.7%) .........      55,442,759
                                        ------------
NET ASSETS (100%) ..................    $518,095,858
                                        ============

----------
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2000 these securities amounted to $8,696,699 or 1.68% of net assets.
(a) Coupon based upon an interest rate index. Stated maturity date reflects final maturity of security.


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $653,042,968
U.S. Government securities .............................      34,823,914
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     624,701,819
U.S. Government securities .............................              --

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  4,782,487
Aggregate gross unrealized depreciation .........      (3,855,410)
                                                     ------------
Net unrealized appreciation .....................    $    927,077
                                                     ============
Federal income tax cost of investments ..........    $461,726,022
                                                     ============

At June 30, 2000, the Portfolio had loaned securities with a total value of $164,413,185 which was secured by collateral of $170,325,772 of which $159,894,762 was in the form U.S. Government securities.

The Portfolio has a net capital loss carryforward of $8,911,033 which expires in the year 2007.













                       See Notes to Financial Statements.

EQ ADVISORS TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (2.7%)
CHEMICALS (0.5%)
Spartech Corp. .........................................................   142,500               $  3,847,500
                                                                                                 ------------
CHEMICALS--SPECIALTY (1.0%)
OM Group, Inc. .........................................................   165,100                  7,264,400
                                                                                                 ------------
PAPER (0.6%)
Packaging Corporation of
  America* .............................................................   435,600                  4,410,450
                                                                                                 ------------
STEEL (0.6%)
Ispat International N.V. ...............................................   200,400                  1,903,800
Maverick Tube Corp.* ...................................................   103,000                  2,999,875
                                                                                                 ------------
                                                                                                    4,903,675
                                                                                                 ------------
  TOTAL BASIC MATERIALS ................................................                           20,426,025
                                                                                                 ------------
BUSINESS SERVICES (6.9%)
ENVIRONMENTAL CONTROL (0.7%)
Tetra Tech, Inc.* ......................................................   215,600                  4,931,850
                                                                                                 ------------
PRINTING, PUBLISHING, BROADCASTING (0.9%)
Penton Media, Inc. .....................................................   203,100                  7,108,500
                                                                                                 ------------
PROFESSIONAL SERVICES (3.2%)
Career Education Corp.* ................................................   100,600                  4,879,100
Documentum, Inc.* ......................................................    98,500                  8,803,438
Netratings, Inc.* ......................................................    56,400                  1,445,250
Predictive Systems Inc.* ...............................................   112,400                  4,039,375
Rent-Way, Inc.* ........................................................   161,900                  4,725,456
                                                                                                 ------------
                                                                                                   23,892,619
                                                                                                 ------------
TRUCKING, SHIPPING (2.1%)
Expeditors International of
  Washington, Inc. .....................................................   138,100                  6,559,750
Iron Mountain, Inc.* ...................................................   267,280                  9,087,520
                                                                                                 ------------
                                                                                                   15,647,270
                                                                                                 ------------
  TOTAL BUSINESS SERVICES ..............................................                           51,580,239
                                                                                                 ------------
CAPITAL GOODS (7.5%)
AEROSPACE (0.5%)
Aeroflex, Inc.* ........................................................    72,900                  3,622,219
                                                                                                 ------------
BUILDING & CONSTRUCTION (1.5%)
Dycom Industries, Inc.* ................................................   240,650                 11,069,900
                                                                                                 ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.5%)
Carlisle Cos., Inc. ....................................................    84,000                  3,780,000
                                                                                                 ------------
ELECTRICAL EQUIPMENT (3.8%)
Advanced Energy Industries,
  Inc.* ................................................................    59,300                  3,494,994
Power-One, Inc.* .......................................................    86,500                  9,855,594
Semtech Corp.* .........................................................    93,500                  7,151,289
TranSwitch Corp.* ......................................................   100,450                  7,753,484
                                                                                                 ------------
                                                                                                   28,255,361
                                                                                                 ------------
MACHINERY (1.2%)
Asyst Technologies, Inc.* ..............................................   104,700                  3,585,975
PRI Automation, Inc.* ..................................................    80,700                  5,277,024
                                                                                                 ------------
                                                                                                    8,862,999
                                                                                                 ------------
  TOTAL CAPITAL GOODS ..................................................                           55,590,479
                                                                                                 ------------
CONSUMER CYCLICALS (7.4%)
APPAREL & TEXTILES (0.8%)
Michaels Stores, Inc.* .................................................   101,800                  4,663,713
Mohawk Industries, Inc.* ...............................................    71,500                  1,555,125
                                                                                                 ------------
                                                                                                    6,218,838
                                                                                                 ------------


                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
AUTO RELATED (0.8%)
Tower Automotive, Inc.* ................................................   477,900               $  5,973,750
                                                                                                 ------------
HOUSEHOLD FURNITURE, APPLIANCES (1.2%)
Insight Enterprises, Inc.* .............................................   145,800                  8,647,762
                                                                                                 ------------
LEISURE RELATED (1.3%)
Championship Auto Racing
  Teams, Inc.* .........................................................   169,600                  4,324,800
Station Casinos, Inc.* .................................................   215,300                  5,382,500
                                                                                                 ------------
                                                                                                    9,707,300
                                                                                                 ------------
RETAIL--GENERAL (3.3%)
99 Cents Only Stores* ..................................................   106,833                  4,259,966
David's Bridal, Inc.* ..................................................   286,400                  3,311,500
Men's Wearhouse, Inc.* .................................................   147,700                  3,295,556
MSC Industrial Direct Co.* .............................................   257,400                  5,389,313
PC Connection, Inc.* ...................................................    30,800                  1,755,600
Too, Inc.* .............................................................   189,100                  4,810,231
Tuesday Morning Corp.* .................................................   169,100                  1,775,550
                                                                                                 ------------
                                                                                                   24,597,716
                                                                                                 ------------
  TOTAL CONSUMER CYCLICALS .............................................                           55,145,366
                                                                                                 ------------
CONSUMER NON-CYCLICALS (18.9%)
DRUGS (8.9%)
Alpharma, Inc. .........................................................   111,500                  6,940,875
AmeriSource Health Corp.
  Class A* .............................................................   184,000                  5,704,000
Corixa Corp.* ..........................................................    96,800                  4,156,350
Intermune Pharmaceuticals,
  Inc.* ................................................................   105,500                  4,358,469
Jones Pharma, Inc. .....................................................   112,375                  4,487,977
King Pharmaceuticals, Inc.* ............................................   100,275                  4,399,566
Medicis Pharmaceutical Corp.,
  Class A* .............................................................   123,550                  7,042,350
Praecis Pharmaceuticals Inc.* ..........................................    63,500                  1,770,062
Shire Pharmaceuticals
  Group plc* ...........................................................   124,640                  6,465,700
Tanox Inc.* ............................................................    90,800                  4,295,975
Titan Pharmaceuticals, Inc.* ...........................................   219,300                  9,429,900
Trimeris, Inc.* ........................................................    99,800                  6,979,762
                                                                                                 ------------
                                                                                                   66,030,986
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (9.0%)
Bindley Western Industries, Inc.........................................   189,200                  5,001,975
Digene Corp.* ..........................................................   110,000                  4,441,250
Endocare, Inc.* ........................................................   226,000                  4,576,500
Genomic Solutions, Inc.* ...............................................   230,100                  3,365,213
Hooper Holmes, Inc. ....................................................   365,800                  2,926,400
Inamed Corp.* ..........................................................   143,900                  5,270,337
Lifepoint Hospitals, Inc.* .............................................   283,900                  6,316,775
Orchid BioSciences Inc* ................................................    89,500                  3,398,203
Orthologic Corp.* ......................................................   462,100                  2,281,619
Priority Healthcare Corp.,
  Class B* .............................................................   146,300                 10,871,919
Quest Diagnostics, Inc.* ...............................................    91,500                  6,547,969
ResMed, Inc.* ..........................................................   146,900                  3,929,575
United Therapeutics Corp.* .............................................    79,300                  8,594,137
                                                                                                 ------------
                                                                                                   67,521,872
                                                                                                 ------------
RETAIL--FOOD (1.0%)
BJ's Wholesale Club, Inc.* .............................................   233,800                  7,715,400
                                                                                                 ------------
  TOTAL CONSUMER NON-CYCLICALS                                                                    141,268,258
                                                                                                 ------------
CREDIT SENSITIVE (4.6%)
BANKS (0.6%)
Silicon Valley Bancshares* .............................................   113,300                  4,829,412
                                                                                                 ------------

EQ ADVISORS TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
FINANCIAL SERVICES (2.6%)
Affiliated Managers Group, Inc.*.....   137,400               $  6,251,700
Blackrock, Inc.* ....................   198,100                  5,744,900
CompuCredit Corp.* ..................   234,500                  7,035,000
                                                              ------------
                                                                19,031,600
                                                              ------------
INSURANCE (1.1%)
HealthExtras, Inc.* .................   370,800                  1,993,050
Reinsurance Group of America,
  Inc. ..............................   203,456                  6,129,112
                                                              ------------
                                                                 8,122,162
                                                              ------------
UTILITY--ELECTRIC (0.3%)
Capstone Turbine Corp. * ............    52,600                  2,370,288
                                                              ------------
  TOTAL CREDIT SENSITIVE ............                           34,353,462
                                                              ------------
DIVERSIFIED (0.4%)
MISCELLANEOUS (0.4%)
Roper Industries, Inc. ..............   120,600                  3,090,375
                                                              ------------
ENERGY (4.0%)
OIL--DOMESTIC (2.0%)
Barrett Resources Corp.* ............   193,500                  5,889,656
Patterson Energy, Inc.* .............   106,700                  3,040,950
Stone Energy Corp.* .................    94,000                  5,616,500
                                                              ------------
                                                                14,547,106
                                                              ------------
OIL--INTERNATIONAL (1.6%)
Newfield Exploration Co.* ...........   148,500                  5,810,063
Spinnaker Exploration Co.* ..........   246,500                  6,316,562
                                                              ------------
                                                                12,126,625
                                                              ------------
OIL--SUPPLIES & CONSTRUCTION (0.4%)
Core Laboratories N.V.* .............   114,800                  3,329,200
                                                              ------------
  TOTAL ENERGY ......................                           30,002,931
                                                              ------------
TECHNOLOGY (39.1%)
COMPUTER HARDWARE (0.1%)
Marvell Technology Group Ltd*........    11,700                    666,900
                                                              ------------
COMPUTER SOFTWARE (12.3%)
Active Software, Inc.* ..............    55,500                  4,311,656
Actuate Corp.* ......................    48,300                  2,578,012
Advent Software, Inc.* ..............   147,100                  9,487,950
Art Technology Group, Inc.* .........    82,600                  8,337,437
Business Objects S.A. (ADR)* ........    71,400                  6,292,125
Digitalthink, Inc.* .................    67,200                  2,410,800
InfoCure Corp.* .....................   227,500                  1,279,688
Interwoven, Inc.* ...................    56,600                  6,225,116
ISS Group, Inc.* ....................    77,400                  7,642,041
Micromuse, Inc.* ....................    32,500                  5,378,242
NetIQ Corp.* ........................   122,400                  7,298,100
Niku Corp.* .........................    83,000                  2,801,250
Packeteer Inc* ......................    73,000                  2,126,125
PC-Tel Inc. .........................    85,200                  3,237,600
Primus Knowledge Solutions
  Inc.* .............................    88,400                  3,978,000
Retek, Inc.* ........................   126,400                  4,044,800
Selectica, Inc.* ....................    20,300                  1,422,269
SonicWall, Inc.* ....................   113,500                  9,995,094
VerticalNet, Inc. ...................    13,800                    509,738
Vignette Corp. ......................    24,900                  1,295,189
Virage Inc.* ........................    57,900                  1,045,819
                                                              ------------
                                                                91,697,051
                                                              ------------


                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (9.2%)
Black Box Corp.* ....................   131,300               $ 10,395,268
C-COR.net Corp.* ....................   152,800                  4,125,600
Choice One Communications,
  Inc.* .............................    92,500                  3,775,156
Classic Communications
  Holdings, Inc.* ...................    89,600                    800,800
Exfo Electro Optical Engineering
  Inc ...............................     7,100                    311,513
GT Group Telecom, Inc.* .............   200,900                  3,176,731
L-3 Communications Holdings,
  Inc.* .............................   120,000                  6,847,500
MasTec, Inc.* .......................   263,850                 10,075,772
MGC Communications, Inc.* ...........    54,500                  3,266,594
Pinnacle Holdings, Inc.* ............   105,500                  5,697,000
SBA Communications Corp.* ...........   135,400                  7,032,337
Stanford Microdevices, Inc.* ........    64,000                  2,780,000
West TeleServices Corp.* ............   279,500                  7,074,844
Westell Technologies, Inc.* .........   234,300                  3,514,500
                                                              ------------
                                                                68,873,615
                                                              ------------
ELECTRONICS (14.4%)
Alpha Industries, Inc.* .............   184,300                  8,120,719
American Superconductor
  Corp.* ............................    85,200                  4,110,900
C & D Technology, Inc. ..............   138,500                  7,825,250
DDI Corp. /CA* ......................   316,200                  9,011,700
Elantec Semiconductor, Inc.* ........    81,000                  5,639,625
Exar Corp.* .........................   129,350                 11,277,703
Fairchild Semiconductor
  International, Inc.* ..............   197,800                  8,010,900
Helix Technology Corp. ..............   123,400                  4,812,600
Intersil Holding Corp.* .............   130,600                  7,060,562
Micrel, Inc.* .......................   106,800                  4,639,125
MKS Instruments, Inc.* ..............    92,800                  3,630,800
SCG Holding Corporation* ............   187,200                  4,095,000
Stratos Lightwave Inc* ..............    11,600                    323,350
Telecom Semiconductor, Inc.* ........   122,900                  4,962,088
Three-Five Systems, Inc.* ...........    95,449                  5,631,491
Varian Semiconductor
  Equipment Associates, Inc.* .......    92,400                  5,803,875
Varian, Inc.* .......................   160,900                  7,421,512
Virata Corp.* .......................    81,400                  4,853,475
                                                              ------------
                                                               107,230,675
                                                              ------------
OFFICE EQUIPMENT (0.3%)
Eloyalty Corp.* .....................   177,700                  2,265,675
                                                              ------------
OFFICE EQUIPMENT SERVICES (1.0%)
CDW Computer Centers, Inc.* .........   118,200                  7,387,500
StorageNetworks Inc. ................     4,700                    424,175
                                                              ------------
                                                                 7,811,675
                                                              ------------
WIRELESS TELECOMMUNICATION
  SERVICES (1.8%)
Dobson Communications* ..............   100,700                  1,938,475
New Focus Inc* ......................    38,100                  3,128,962
Price Communications, Corp.* ........   119,100                  2,806,294
Rural Cellular Corp.* ...............    71,600                  5,481,875
                                                              ------------
                                                                13,355,606
                                                              ------------
  TOTAL TECHNOLOGY ..................                          291,901,197
                                                              ------------
TOTAL COMMON STOCKS (91.5%)
  (Cost $507,924,226)................                          683,358,332
                                                              ------------

EQ ADVISORS TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                        PRINCIPAL         VALUE
                                         AMOUNT         (NOTE 1)
                                     -------------- ----------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (8.9%)
Chase Nassau 6.26%,7/3/00
  (Amortized Cost $66,158,946) ..... $66,158,946      $ 66,158,946
                                                      ------------
TOTAL INVESTMENTS (100.4%)
  (Cost/Amortized Cost
  $574,083,172) ....................                   749,517,278
OTHER ASSETS LESS
  LIABILITIES (--0.4%) .............                    (2,644,026)
                                                      ------------
NET ASSETS (100%) ..................                  $746,873,252
                                                      ============



----------
*     Non-income producing.
  Glossary:
     ADR--American Depositary Receipt


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $496,539,087
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     363,861,827

As of June 30, 2000 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $ 203,221,743
Aggregate gross unrealized depreciation .........      (27,787,637)
                                                     -------------
Net unrealized appreciation .....................    $ 175,434,106
                                                     =============
Federal income tax cost of investments ..........    $ 574,083,172
                                                     =============

The Portfolio has a net capital loss carryforward of $10,282,404 which expires in the year 2006.



















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                    NUMBER                VALUE
                                                                                  OF SHARES              (NOTE 1)
                                                                             -------------------   -------------------
COMMON STOCKS:
TECHNOLOGY (84.7%)
APPLICATION SOFTWARE (3.7%)
Macrovision Corp.* .......................................................     5,200               $    332,394
Microsoft Corp.* .........................................................   23,000                   1,840,000
Rational Software Corp.* .................................................    8,200                     762,087
                                                                                                   ------------
                                                                                                      2,934,481
                                                                                                   ------------
COMPUTER HARDWARE (5.1%)
Jabil Circuit, Inc.* .....................................................   23,650                   1,173,631
Sanmina Corp.* ...........................................................   34,400                   2,941,200
                                                                                                   ------------
                                                                                                      4,114,831
                                                                                                   ------------
COMPUTER STORAGE & PERIPHERALS (1.2%)
Brocade Communications
  System .................................................................    1,770                     324,768
VERITAS Software Corp.* ..................................................    5,900                     666,792
                                                                                                   ------------
                                                                                                        991,560
                                                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (6.4%)
Amdocs Ltd.* .............................................................   38,900                   2,985,575
AT&T Corp. ...............................................................   11,050                     349,456
U.S. WEST, Inc. ..........................................................   21,000                   1,800,750
                                                                                                   ------------
                                                                                                      5,135,781
                                                                                                   ------------
ELECTRONIC EQUIPMENT AND
  INSTRUMENTS (0.4%)
Celestica, Inc.* .........................................................    6,550                     325,044
                                                                                                   ------------
ELECTRONICS (4.0%)
Flextronics International, Ltd.* .........................................   20,550                   1,411,528
Solectron Corp.* .........................................................   43,500                   1,821,563
                                                                                                   ------------
                                                                                                      3,233,091
                                                                                                   ------------
INTERNET SOFTWARE & SERVICES (13.2%)
America Online, Inc.* ....................................................   32,800                   1,730,200
BEA Systems, Inc.* .......................................................   31,500                   1,557,281
DoubleClick, Inc.* .......................................................   13,650                     520,406
eBay, Inc.* ..............................................................   31,050                   1,686,403
Exfo Electro Optical Engineering
  Inc* ...................................................................    1,100                      48,263
Exult Inc.* ..............................................................    2,900                      29,000
First Data Corp. .........................................................   36,950                   1,833,644
i2 Technologies Inc.* ....................................................    8,350                     870,618
The SABRE Group Holdngs,
  Inc. ...................................................................    4,850                     138,225
Tibco Software Inc .......................................................    6,400                     686,300
Viant Corp. ..............................................................    2,800                      82,950
Vitria Technology Inc ....................................................    8,675                     530,259
Yahoo!, Inc.* ............................................................    7,200                     891,900
                                                                                                   ------------
                                                                                                     10,605,449
                                                                                                   ------------
IT CONSULTING SERVICES (6.0%)
Computer Sciences Corp.* .................................................   13,000                     970,937
Convergys Corp.* .........................................................    6,800                     352,750
DST Systems, Inc.* .......................................................   19,000                   1,446,375
Fiserv, Inc.* ............................................................   15,600                     674,700
MarchFirst Inc. ..........................................................    7,050                     128,663
Sapient Corp. ............................................................   11,650                   1,245,822
                                                                                                   ------------
                                                                                                      4,819,247
                                                                                                   ------------


                                                                                    NUMBER                VALUE
                                                                                  OF SHARES              (NOTE 1)
                                                                             -------------------   -------------------
NETWORKING EQUIPMENT (7.2%)
APEX, Inc.* ..............................................................   11,900                $    520,625
Cisco Systems, Inc.* .....................................................   54,950                   3,492,759
Oracle Corp.* ............................................................   21,500                   1,807,344
                                                                                                   ------------
                                                                                                      5,820,728
                                                                                                   ------------
OFFICE EQUIPMENT (5.7%)
Dell Computer Corp.* .....................................................   49,350                   2,433,572
Gateway, Inc.* ...........................................................   16,750                     950,563
Lexmark International Group,
  Inc.* ..................................................................   17,750                   1,193,687
StorageNetworks Inc. .....................................................      500                      45,125
                                                                                                   ------------
                                                                                                      4,622,947
                                                                                                   ------------
SEMICONDUCTOR EQUIPMENT (2.9%)
KLA-Tencor Corp.* ........................................................   16,250                     951,641
Teradyne, Inc.* ..........................................................   18,350                   1,348,725
                                                                                                   ------------
                                                                                                      2,300,366
                                                                                                   ------------
SEMICONDUCTORS (20.7%)
Altera Corp.* ............................................................   21,100                   2,150,881
Amkor Technology, Inc.* ..................................................   14,500                     512,031
Applied Material, Inc.* ..................................................   16,850                   1,527,031
Fairchild Semiconductor
  International, Inc.* ...................................................   23,150                     937,575
Intel Corp. ..............................................................    9,450                   1,263,347
Micron Technology, Inc.* .................................................   29,200                   2,571,425
PMC-Sierra, Inc.* ........................................................   18,100                   3,216,144
STMicroelectronics N.V. ..................................................   12,750                     818,391
Taiwan Semiconductor
  Manufacturing Co. (ADR) ................................................    6,200                     240,250
Taiwan Semiconductor
  Manufacturing Co. Ltd* .................................................    6,600                     256,162
Texas Instruments, Inc. ..................................................   13,850                     951,322
Xilinx, Inc.* ............................................................   26,300                   2,171,394
                                                                                                   ------------
                                                                                                     16,615,953
                                                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT (2.7%)
JDS Uniphase Corp.* ......................................................   10,300                   1,234,712
Lucent Technologies, Inc. ................................................   16,400                     971,700
                                                                                                   ------------
                                                                                                      2,206,412
                                                                                                   ------------
WIRELESS TELECOMMUNICATION
  SERVICES (5.5%)
AT&T Wireless Group ......................................................   39,650                   1,105,243
Motorola, Inc. ...........................................................   19,150                     556,547
Nokia Oyj (ADR) ..........................................................   54,850                   2,739,072
                                                                                                   ------------
                                                                                                      4,400,862
                                                                                                   ------------
TOTAL COMMON STOCKS (84.7%)
  (Cost $67,758,405)......................................................                           68,126,752
                                                                                                   ------------


                                          PRINCIPAL
                                            AMOUNT
                                        -------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (13.1%)
American Express Co., 7/6/00 ........   $3,500,000        3,496,704
Ford Motor Credit Co., 7/6/00 .......    3,500,000       3,496,768
Prudential Funding Corp., 7/7/00.....    3,500,000       3,496,138
                                                        -----------
                                                        10,489,610
                                                        -----------

EQ ADVISORS TRUST
EQ/ALLIANCE TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                                 VALUE
                                               (NOTE 1)
                                            --------------
TOTAL SHORT-TERM DEBT SECURITIES (13.1%)
 (Amortized Cost $10,489,610)............    $10,489,610
                                             -----------
TOTAL INVESTMENTS (97.8%)
  (Cost/Amortized Cost
  $78,248,015) ..........................     78,616,362
OTHER ASSETS
  LESS LIABILITIES (2.2%) ...............      1,784,866
                                             -----------
NET ASSETS (100%) .......................    $80,401,228
                                             ===========

----------
*     Non-income producing.
  Glossary:
  ADR--American Depositary Receipt


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $ 68,845,945
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........       1,127,867

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  3,427,496
Aggregate gross unrealized depreciation .........      (3,059,149)
                                                     ------------
Net unrealized appreciation .....................    $    368,347
                                                     ============
Federal income tax cost of investments ..........    $ 78,248,015
                                                     ============

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT EQUITY 500 INDEX
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (1.9%)
CHEMICALS (0.7%)
Air Products & Chemicals, Inc. .....     14,700              $    452,944
Dow Chemical Co. ...................     47,400                 1,430,888
Du Pont (E.I.) de Nemours &
  Co. ..............................     69,042                 3,020,587
FMC Corp.* .........................      1,800                   104,400
Great Lakes Chemical Corp. .........      3,100                    97,650
Hercules, Inc. .....................      6,100                    85,781
Sigma-Aldrich Corp. ................      8,900                   260,325
Union Carbide Corp. Holding
  Co. ..............................      9,100                   450,450
                                                             ------------
                                                                5,903,025
                                                             ------------
CHEMICALS--SPECIALTY (0.2%)
Eastman Chemical Co. ...............      6,700                   319,925
Engelhard Corp. ....................      7,500                   127,969
PPG Industries, Inc. ...............     12,400                   549,475
Praxair, Inc. ......................     11,000                   411,812
Rohm & Haas Co. ....................     14,028                   483,966
W.R. Grace & Co.* ..................      3,600                    43,650
                                                             ------------
                                                                1,936,797
                                                             ------------
METALS & MINING (0.6%)
Alcoa, Inc. ........................     57,880                 1,678,520
Barrick Gold Corp. .................     28,500                   518,344
Freeport McMoran Copper &
  Gold, Inc., Class B* .............      9,400                    86,950
Homestake Mining Co. ...............     15,200                   104,500
Inco Ltd.* .........................     11,100                   170,662
Minnesota Mining &
  Manufacturing Co. ................     26,200                 2,161,500
Newmont Mining Corp. ...............     10,500                   227,062
Phelps Dodge Corp. .................      5,648                   210,035
Placer Dome, Inc. ..................     19,900                   190,294
Timken Co. .........................      2,800                    52,150
Worthington industries, Inc. .......      3,600                    37,800
                                                             ------------
                                                                5,437,817
                                                             ------------
PAPER (0.3%)
Boise Cascade Corp. ................      2,400                    62,100
Fort James Corp. ...................     15,700                   363,063
Georgia-Pacific Corp. ..............     11,300                   296,625
Ikon Office Solutions, Inc. ........      6,677                    25,873
International Paper Co. ............     31,711                   945,384
Louisiana-Pacific Corp. ............     10,700                   116,363
Mead Corp. .........................      5,500                   138,875
Potlatch Corp. .....................        800                    26,500
Temple-Inland, Inc. ................      3,600                   151,200
Westvaco Corp. .....................      5,200                   129,025
Willamette Industries, Inc. ........      6,100                   166,225
                                                             ------------
                                                                2,421,233
                                                             ------------
STEEL (0.1%)
Allegheny Technologies, Inc. .......      6,850                   123,300
Bethlehem Steel Corp.* .............      4,700                    16,744
Nucor Corp. ........................      6,700                   222,356
USX-U.S. Steel Group, Inc. .........      8,600                   159,638
                                                             ------------
                                                                  522,038
                                                             ------------
  TOTAL BASIC MATERIALS ............                           16,220,910
                                                             ------------


                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
BUSINESS SERVICES (4.1%)
ENVIRONMENTAL CONTROL (0.1%)
Allied Waste Industries, Inc.* .....     12,400              $    124,000
Ecolab, Inc. .......................      8,200                   320,313
ONEOK, Inc. ........................        300                     7,781
Pall Corp. .........................      7,100                   131,350
Waste Management, Inc. .............     40,472                   768,968
                                                             ------------
                                                                1,352,412
                                                             ------------
PRINTING, PUBLISHING,
  BROADCASTING (3.1%)
Clear Channel Communications,
  Inc.* ............................     23,800                 1,785,000
Comcast Corp., Class A* ............     62,000                 2,511,000
Donnelley (R.R.) & Sons Co. ........      7,100                   160,194
Dow Jones & Co., Inc. ..............      6,200                   454,150
Gannett Co., Inc. ..................     19,700                 1,178,306
Interpublic Group, Inc. ............     18,000                   774,000
Knight Ridder, Inc. ................      6,200                   329,762
McGraw Hill Cos., Inc. .............     12,300                   664,200
MediaOne Group, Inc.* ..............     40,000                 2,652,400
Meredith Corp. .....................      2,500                    84,375
New York Times Co., Class A ........     12,500                   493,750
Omnicom Group, Inc. ................     12,000                 1,068,750
Time Warner, Inc. ..................     87,200                 6,627,200
Tribune Co. ........................     16,900                   591,500
Viacom, Inc., Class B* .............   101,825                  6,943,209
Young & Rubicam, Inc. ..............     5,000                    285,938
                                                             ------------
                                                               26,603,734
                                                             ------------
PROFESSIONAL SERVICES (0.8%)
Automatic Data Processing, Inc......    42,200                  2,260,337
Cendant Corp.* .....................    45,529                    637,406
Computer Sciences Corp.* ...........    10,800                    806,625
First Data Corp. ...................    28,700                  1,424,238
Pitney Bowes, Inc. .................    18,300                    732,000
Sabre Holdings Corp. ...............     9,242                    263,397
Sapient Corp.* .....................     4,300                    459,831
                                                             ------------
                                                                6,583,834
                                                             ------------
TRUCKING, SHIPPING (0.1%)
FedEx Corp.* .......................    19,660                    747,080
                                                             ------------
  TOTAL BUSINESS SERVICES ..........                           35,287,060
                                                             ------------
CAPITAL GOODS (6.7%)
AEROSPACE (1.1%)
B.F. Goodrich Co. ..................     6,300                    214,594
Boeing Co. .........................    61,700                  2,579,831
General Dynamics Corp. .............    12,700                    663,575
Honeywell International, Inc. ......    51,650                  1,739,959
Lockheed Martin Corp. ..............    27,800                    689,788
Northrop Grumman Corp. .............     4,600                    304,750
Raytheon Co. .......................    22,600                    435,050
Textron, Inc. ......................    10,600                    575,713
United Technologies Corp. ..........    33,200                  1,954,650
                                                             ------------
                                                                9,157,910
                                                             ------------
BUILDING & CONSTRUCTION (0.2%)
Alcan Aluminum Ltd. ................    15,700                    486,700
Armstrong Holdings, Inc. ...........     3,000                     45,938
Fluor Corp. ........................     5,500                    173,937

EQ ADVISORS TRUST
BT EQUITY 500 INDEX
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
                                         -------------------   -------------------
Kaufman and Broad Home Corp.                 1,400             $     27,738
Masco Corp. ..........................     32,200                   581,612
Parker-Hannifin Corp. ................      8,400                   287,700
Pulte Corp. ..........................      1,400                    30,275
Snap-On, Inc. ........................      2,900                    77,213
Vulcan Materials Co. .................      6,600                   281,737
                                                               ------------
                                                                  1,992,850
                                                               ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.3%)
Crane Co. ............................      2,900                    70,506
Lowe's Cos., Inc. ....................     24,800                 1,018,350
Owens Corning ........................      1,700                    15,725
Sherwin-Williams Co. .................     13,200                   279,675
Stanley Works ........................      5,800                   137,750
Weyerhaeuser Co. .....................     16,900                   726,700
                                                               ------------
                                                                  2,248,706
                                                               ------------
ELECTRICAL EQUIPMENT (4.6%)
American Power Conversion
  Corp.* .............................     11,100                   453,019
Cooper Industries, Inc. ..............      7,800                   253,987
Eaton Corp. ..........................      5,500                   368,500
Emerson Electric Co. .................     28,500                 1,720,687
General Electric Co. .................   658,100                 34,879,300
Rockwell International Corp. .........    12,500                    393,750
Sanmina Corp.* .......................     8,600                    735,300
Thomas & Betts Corp. .................     5,700                    109,013
                                                               ------------
                                                                 38,913,556
                                                               ------------
MACHINERY (0.5%)
Black & Decker Corp. .................     7,100                    279,119
Briggs & Stratton Corp. ..............       900                     30,825
Caterpillar, Inc. ....................    22,800                    772,350
Cummins Engine, Inc. .................     4,300                    117,175
Deere & Co. ..........................    15,200                    562,400
Dover Corp. ..........................    14,500                    588,156
Illinois Tool Works, Inc. ............    21,700                  1,236,900
Ingersol-Rand Co. ....................    10,500                    422,625
McDermott International, Inc. ........       900                      7,931
Millipore Corp. ......................     3,600                    271,350
Thermo Electron Corp.* ...............    12,400                    261,175
W.W. Grainger, Inc. ..................     7,100                    218,769
                                                               ------------
                                                                  4,768,775
                                                               ------------
  TOTAL CAPITAL GOODS ................                           57,081,797
                                                               ------------
CONSUMER CYCLICALS (7.5%)
AIRLINES (0.2%)
AMR Corp.* ...........................     9,400                    248,513
Delta Air Lines, Inc. ................     8,200                    414,612
Southwest Airlines Co. ...............    32,825                    621,623
U.S. Airways Group, Inc.* ............     4,500                    175,500
                                                               ------------
                                                                  1,460,248
                                                               ------------
APPAREL & TEXTILES (0.1%)
Nike, Inc., Class B ..................    17,900                    712,644
Reebok International Ltd.* ...........     2,800                     44,625
Russell Corp. ........................     1,400                     28,000
V.F. Corp. ...........................     7,600                    180,975
                                                               ------------
                                                                    966,244
                                                               ------------


                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
                                         -------------------   -------------------
AUTO RELATED (0.3%)
AutoZone, Inc.* ......................     8,300               $    182,600
Cooper Tire & Rubber Co. .............     2,600                     28,925
Dana Corp. ...........................    12,742                    269,971
Delphi Automotive Systems
  Corp. ..............................    35,135                    511,653
Genuine Parts Co. ....................    10,700                    214,000
Goodyear Tire & Rubber Co. ...........    11,400                    228,000
Harley-Davidson, Inc. ................    19,000                    731,500
Johnson Controls, Inc. ...............     5,100                    261,694
Ryder System, Inc. ...................     5,400                    102,263
TRW, Inc. ............................     7,900                    342,662
                                                               ------------
                                                                  2,873,268
                                                               ------------
AUTOS & TRUCKS (0.7%)
Ford Motor Co. .......................    80,500                  3,461,500
General Motors Corp. .................    35,700                  2,072,831
Navistar International Corp.* ........     4,600                    142,888
PACCAR, Inc. .........................     5,900                    234,156
Visteon Corp.* .......................    10,540                    127,798
                                                               ------------
                                                                  6,039,173
                                                               ------------
FOOD SERVICES, LODGING (0.1%)
Darden Restaurants, Inc. .............     8,500                    138,125
Hilton Hotels Corp. ..................    28,700                    269,062
Marriot International, Inc. ..........    16,700                    602,244
Tricon Global Restaurants, Inc.*......    10,000                    282,500
                                                               ------------
                                                                  1,291,931
                                                               ------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.3%)
Best Buy Co., Inc.* ..................    13,200                    834,900
Fortune Brands, Inc. .................    10,500                    242,156
Leggett & Platt, Inc. ................    11,500                    189,750
Maytag Corp. .........................     4,500                    165,938
Newell Rubbermaid, Inc. ..............    20,056                    516,442
Spring Industries, Inc., Class A .....       900                     28,969
Whirlpool Corp. ......................     4,800                    223,800
                                                               ------------
                                                                  2,201,955
                                                               ------------
LEISURE RELATED (0.8%)
American Greetings Corp. .............     3,400                     64,600
Brunswick Corp. ......................     4,100                     67,906
Carnival Corp., Class A ..............    41,900                    817,050
Harrah's Entertainment, Inc.* ........     5,000                    104,688
Hasbro, Inc. .........................     9,308                    140,202
Walt Disney Co. ......................   136,100                  5,282,381
                                                               ------------
                                                                  6,476,827
                                                               ------------
PHOTO & OPTICAL (0.2%)
Bausch & Lomb, Inc. ..................     4,400                    340,450
Eastman Kodak Co. ....................    21,800                  1,297,100
Polaroid Corp. .......................     4,100                     74,056
                                                               ------------
                                                                  1,711,606
                                                               ------------
RETAIL--GENERAL (4.8%)
Bed Bath & Beyond, Inc.* .............     9,600                    348,000
Circuit City Stores-Circuit City
  Group ..............................    13,000                    431,437
Consolidated Stores Corp.* ...........     6,600                     79,200
Costco Wholesale Corp.* ..............    29,200                    963,600
CVS Corp. ............................    26,000                  1,040,000

EQ ADVISORS TRUST
BT EQUITY 500 INDEX
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
Dillards Inc. `A' ......................................................       7,000             $     85,750
Dollar General Corp. ...................................................     21,412                   417,534
Federated Department Stores,
  Inc.* ................................................................     13,300                   448,875
GAP, Inc. ..............................................................     56,275                 1,758,594
Harcourt General, Inc. .................................................      5,300                   288,188
Home Depot, Inc. .......................................................   155,400                  7,760,287
K-Mart Corp.* ..........................................................    31,200                    212,550
Kohl's Corp.* ..........................................................    21,600                  1,201,500
Limited, Inc. ..........................................................    29,578                    639,624
Liz Claiborne, Inc. ....................................................     4,300                    151,575
Mattel, Inc. ...........................................................    29,300                    386,394
May Department Stores Co. ..............................................    24,200                    580,800
Nordstrom, Inc. ........................................................     8,200                    197,825
Office Depot, Inc.* ....................................................    23,500                    146,875
Penny (J.C.), Inc. .....................................................    17,900                    330,031
Rite Aid Corp. .........................................................    21,400                    140,438
Sears Roebuck & Co. ....................................................    24,400                    796,050
Staples, Inc.* .........................................................    32,400                    498,150
Target Corp. ...........................................................    28,600                  1,658,800
Tiffany & Co ...........................................................     4,000                    270,000
TJX Cos., Inc. .........................................................    19,600                    367,500
Toys-R-Us, Inc.* .......................................................    19,100                    278,144
Wal-Mart Stores, Inc. ..................................................   298,600                 17,206,825
Walgreen Co. ...........................................................    67,000                  2,156,562
                                                                                                 ------------
                                                                                                   40,841,108
                                                                                                 ------------
  TOTAL CONSUMER CYCLICALS .............................................                           63,862,360
                                                                                                 ------------
CONSUMER NON-CYCLICALS (17.9%)
BEVERAGES (2.2%)
Adolph Coors Co. .......................................................     2,500                    151,250
Anheuser-Busch Cos., Inc. ..............................................    30,200                  2,255,562
Brown-Forman Corp., Class B ............................................     4,600                    247,250
Coca-Cola Enterprises, Inc. ............................................    27,000                    440,437
Coca-Cola Co. ..........................................................   165,300                  9,494,419
PepsiCo, Inc. ..........................................................    94,900                  4,217,119
Seagram Ltd. ...........................................................    29,100                  1,687,800
Starbucks Corp.* .......................................................    12,000                    458,250
                                                                                                 ------------
                                                                                                   18,952,087
                                                                                                 ------------
CONTAINERS (0.1%)
Ball Corp. .............................................................     1,200                     38,625
Crown Cork & Seal Co., Inc. ............................................     6,900                    103,500
Owens-Illinois, Inc.* ..................................................     9,800                    114,538
Pactiv Corp.* ..........................................................    16,400                    129,150
Sealed Air Corp.* ......................................................     5,907                    309,379
Tupperware Corp. .......................................................     3,400                     74,800
                                                                                                 ------------
                                                                                                      769,992
                                                                                                 ------------
DRUGS (8.7%)
Abbott Laboratories ....................................................   105,600                  4,705,800
Allergan, Inc. .........................................................     9,600                    715,200
Alza Corp.* ............................................................     6,300                    372,488
American Home Products Corp.............................................    85,800                  5,040,750
Amgen, Inc.* ...........................................................    67,100                  4,713,775
Biogen, Inc.* ..........................................................    10,800                    696,600
Bristol-Myers Squibb Co. ...............................................   133,500                  7,776,375
Lilly (Eli) & Co. ......................................................    74,200                  7,410,725
Longs Drug Stores, Inc. ................................................     1,500                     32,625
MedImmune, Inc.* .......................................................    14,800                  1,095,200
Merck & Co., Inc. ......................................................   155,800                 11,938,175
Pfizer, Inc. ...........................................................   418,225                 20,074,800


                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
Pharmacia Corp.* .......................................................    83,189               $  4,299,831
Schering-Plough Corp. ..................................................    96,500                  4,873,250
Watson Pharmaceutical, Inc.* ...........................................     7,400                    397,750
                                                                                                 ------------
                                                                                                   74,143,344
                                                                                                 ------------
FOODS (1.1%)
Archer Daniels Midland Co. .............................................    38,022                    373,091
Bestfoods ..............................................................    19,700                  1,364,225
Campbell Soup Co. ......................................................    26,500                    771,812
ConAgra, Inc. ..........................................................    35,700                    680,531
General Mills, Inc. ....................................................    21,000                    803,250
H.J. Heinz Co. .........................................................    25,600                  1,120,000
Hershey Foods Corp. ....................................................     9,400                    457,663
Kellogg Co. ............................................................    25,000                    743,750
Nabisco Group Holdings .................................................    22,300                    578,406
Quaker Oats Co. ........................................................    10,000                    751,250
Sara Lee Corp. .........................................................    59,200                  1,143,300
Wrigley (Wm.) Jr. Co. ..................................................     7,000                    561,313
                                                                                                 ------------
                                                                                                    9,348,591
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (1.7%)
Bard (C.R.), Inc. ......................................................     2,900                    139,563
Baxter International, Inc. .............................................    20,000                  1,406,250
Becton, Dickinson and Co. ..............................................    15,800                    453,263
Biomet, Inc. ...........................................................     8,500                    326,719
Boston Scientific Corp.* ...............................................    28,000                    614,250
Cardinal Health, Inc. ..................................................    19,150                  1,417,100
Guidant Corp.* .........................................................    19,800                    980,100
HCA-The Healthcare Corp.* ..............................................    37,500                  1,139,062
Healthsouth Corp.* .....................................................    31,600                    227,125
Humana, Inc.* ..........................................................     7,900                     38,513
IMS Health, Inc. .......................................................    22,000                    396,000
Mallinckrodt, Inc. .....................................................     3,700                    160,719
Manor Care Inc.* .......................................................     4,400                     30,800
McKesson HBOC, Inc. ....................................................    17,181                    359,727
Medtronic, Inc. ........................................................    81,700                  4,069,681
PE Corp-PE Biosystems Group ............................................    13,200                    869,550
Quintiles Transnational Corp.* .........................................     8,600                    121,475
Shared Medical Systems Corp. ...........................................     2,400                    175,050
St. Jude Medical, Inc.* ................................................     4,893                    224,466
Tenet Healthcare Corp.* ................................................    20,200                    545,400
Wellpoint Health Networks,
  Inc.* ................................................................     4,300                    311,481
                                                                                                 ------------
                                                                                                   14,006,294
                                                                                                 ------------
RETAIL--FOOD (0.9%)
Albertson's, Inc. ......................................................    29,671                    986,561
Great Atlantic & Pacific Tea Co.,
  Inc. .................................................................     2,500                     41,563
Kroger Co.* ............................................................    55,000                  1,213,437
McDonald's Corp. .......................................................    89,300                  2,941,319
Safeway, Inc.* .........................................................    33,600                  1,516,200
SUPERVALU, Inc. ........................................................     6,800                    129,625
SYSCO Corp. ............................................................    21,500                    905,687
Wendy's International, Inc. ............................................     7,900                    140,719
Winn-Dixie Stores, Inc. ................................................     9,600                    137,400
                                                                                                 ------------
                                                                                                    8,012,511
                                                                                                 ------------
SOAPS & TOILETRIES (2.7%)
Alberto-Culver Corp. ...................................................     4,900                    149,756
Avon Products, Inc. ....................................................    15,800                    703,100
Clorox Co. .............................................................    15,700                    703,556

EQ ADVISORS TRUST
BT EQUITY 500 INDEX
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
Colgate Palmolive Co. ..............     38,300              $  2,293,212
Gillette Co. .......................     70,400                 2,459,600
International Flavors &
  Fragrances, Inc. .................      6,600                   199,238
Johnson & Johnson ..................     91,600                 9,331,750
Kimberly Clark Corp. ...............     38,900                 2,231,888
Procter & Gamble Co. ...............     86,800                 4,969,300
                                                             ------------
                                                               23,041,400
                                                             ------------
TOBACCO (0.5%)
Philip Morris Cos., Inc. ...........   152,700                  4,056,094
UST, Inc. ..........................     9,800                    143,937
                                                             ------------
                                                                4,200,031
                                                             ------------
  TOTAL CONSUMER NON-CYCLICALS                                152,474,250
                                                             ------------
CREDIT SENSITIVE (20.0%)
BANKS (4.2%)
Amsouth Bancorp. ...................    23,150                    364,612
Bank of America Corp. ..............   110,666                  4,758,638
Bank of New York Co., Inc. .........    51,900                  2,413,350
Bank One Corp. .....................    74,250                  1,972,266
BB&T Corp. .........................    21,200                    506,150
Charter One Financial, Inc. ........    14,000                    322,000
Chase Manhattan Corp. ..............    80,700                  3,717,244
Comerica, Inc. .....................     9,250                    415,094
Fifth Third Bancorp ................    20,700                  1,309,275
First Union Corp. ..................    66,020                  1,638,121
Firstar Corp. ......................    68,791                  1,448,910
FleetBoston Financial Corp. ........    60,170                  2,045,780
Golden West Financial Corp. ........    11,600                    473,425
Huntington Bancshares ..............    15,444                    244,208
KeyCorp ............................    27,000                    475,875
National City Corp. ................    38,100                    650,081
Northern Trust Corp. ...............    15,200                    988,950
Old Kent Financial Corp. ...........     7,560                    202,230
PNC Bank Corp. .....................    19,500                    914,062
Regions Financial Corp. ............    14,800                    294,150
SouthTrust Corp. ...................    13,300                    300,912
State Street Corp. .................    11,100                  1,177,294
Summit Bancorp .....................     9,700                    238,863
SunTrust Banks, Inc. ...............    22,700                  1,037,106
Synovus Financial Corp. ............    15,950                    281,119
U.S. Bancorp .......................    50,000                    962,500
Union Planters Corp. ...............     7,800                    217,913
Wachovia Corp. .....................    14,600                    792,050
Washington Mutual, Inc. ............    36,602                  1,056,883
Wells Fargo Co. ....................   107,600                  4,169,500
                                                             ------------
                                                               35,388,561
                                                             ------------
FINANCIAL SERVICES (5.8%)
American Express Co. ...............    91,700                  4,779,862
Associates First Capital Corp.,
  Class A ..........................    49,224                  1,098,310
Bear Stearns Co., Inc. .............     9,443                    393,065
Capital One Financial Corp. ........    11,500                    513,188
Charles Schwab Corp. ...............    88,150                  2,964,044
Citigroup, Inc. ....................   223,450                 13,462,862
Convergys Corp.* ...................    10,100                    523,938
Countrywide Credit Industries,
  Inc. .............................     8,100                    245,531
Deluxe Corp. .......................     3,600                     84,825
Dun & Bradstreet Corp. .............     9,800                    280,525


                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
Equifax, Inc. ......................     7,500               $    196,875
Fannie Mae .........................    67,500                  3,522,656
Franklin Resources, Inc. ...........    16,300                    495,113
Freddie Mac ........................    46,900                  1,899,450
H&R Block, Inc. ....................     6,500                    210,438
Household International, Inc. ......    31,933                  1,327,215
J.P. Morgan & Co., Inc. ............    11,070                  1,219,084
Lehman Brothers Holdings, Inc.......     7,900                    747,044
MBIA, Inc. .........................     7,500                    361,406
MBNA Corp. .........................    56,800                  1,540,700
Mellon Financial Corp. .............    36,000                  1,311,750
Merrill Lynch & Co. ................    25,100                  2,886,500
Morgan Stanley Dean Witter &
  Co. ..............................    75,200                  6,260,400
PaineWebber Group, Inc. ............    10,400                    473,200
Paychex, Inc. ......................    25,725                  1,080,450
Providian Financial Corp. ..........     9,750                    877,500
SLM Holding Corp. ..................     7,900                    295,756
T. Rowe Price Associates, Inc. .....     8,600                    365,500
                                                             ------------
                                                               49,417,187
                                                             ------------
INSURANCE (3.0%)
Aetna, Inc. ........................     9,700                    622,619
AFLAC, Inc. ........................    17,600                    808,500
Allstate Corp. .....................    49,700                  1,105,825
American General Corp. .............    16,500                  1,006,500
American International Group,
  Inc. .............................   102,302                 12,020,485
Aon Corp. ..........................    18,600                    577,762
Chubb Corp. ........................    11,900                    731,850
CIGNA Corp. ........................    10,900                  1,019,150
Cincinnati Financial Corp. .........     8,500                    267,219
Conseco, Inc. ......................    27,099                    264,215
Hartford Financial Services
  Group, Inc. ......................    15,300                    855,844
Jefferson-Pilot Corp. ..............     5,350                    301,941
Lincoln National Corp. .............    14,200                    512,975
Loews Corp. ........................     7,000                    420,000
Marsh & McLennan Cos., Inc. ........    17,800                  1,858,987
MGIC Investment Corp. ..............     6,600                    300,300
Progressive Corp. ..................     5,600                    414,400
Safeco Corp. .......................    11,300                    224,588
St. Paul Cos. ......................    13,824                    471,744
Torchmark Corp. ....................     8,800                    217,250
UnitedHealth Group, Inc.* ..........    11,000                    943,250
UnumProvident Corp. ................    16,020                    321,401
                                                             ------------
                                                               25,266,805
                                                             ------------
REAL ESTATE (0.0%)
Centrex Corp. ......................     4,200                     98,700
                                                             ------------
UTILITY--ELECTRIC (1.6%)
AES Corp.* .........................    29,400                  1,341,375
Ameren Corp. .......................     8,900                    300,375
American Electric Power Co. ........    18,320                    542,730
Carolina Power & Light .............    11,200                    357,700
CINergy Corp. ......................    10,600                    269,638
CMS Energy Corp. ...................     8,800                    194,700
Consolidated Edison, Inc. ..........    18,000                    533,250
Constellation Energy Group .........     8,000                    260,500
Dominion Resources, Inc. ...........    15,037                    644,711
DTE Energy Co. .....................     7,700                    235,331
Duke Energy Corp. ..................    27,000                  1,522,125

EQ ADVISORS TRUST
BT EQUITY 500 INDEX
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
Edison International ...................................................     26,500              $    543,250
Entergy Corp. ..........................................................     15,500                   421,406
FirstEnergy Corp. ......................................................     12,900                   301,537
Florida Progress Corp. .................................................      6,300                   295,312
FPL Group, Inc. ........................................................     11,900                   589,050
GPU, Inc. ..............................................................      8,600                   232,738
New Century Energies, Inc. .............................................      5,800                   174,000
Niagara Mohawk Holdings, Inc.*..........................................      7,400                   103,138
Northern States Power Co. ..............................................      7,400                   149,388
Peco Energy Co. ........................................................     12,300                   495,844
PG&E Corp. .............................................................     27,800                   684,575
Pinnacle West Capital Corp. ............................................      3,900                   132,113
PPL Corporation ........................................................      6,844                   150,140
Public Service Enterprise Group,
  Inc. .................................................................     16,300                   564,387
Reliant Energy, Inc. ...................................................     17,300                   511,431
Southern Co. ...........................................................     43,300                 1,009,431
TXU Corp. ..............................................................     18,900                   557,550
Unicom Corp. ...........................................................     16,100                   622,869
                                                                                                 ------------
                                                                                                   13,740,594
                                                                                                 ------------
UTILITY--GAS (0.0%)
Nicor, Inc. ............................................................      1,800                    58,725
Peoples Energy Corp. ...................................................        900                    29,138
Sempra Energy ..........................................................     11,304                   192,168
                                                                                                 ------------
                                                                                                      280,031
                                                                                                 ------------
UTILITY--TELEPHONE (5.4%)
AT&T Corp. .............................................................   212,692                  6,726,384
Bell Atlantic Corp. ....................................................   103,300                  5,248,931
BellSouth Corp. ........................................................   124,000                  5,285,500
CenturyTel, Inc. .......................................................     8,650                    248,688
GTE Corp. ..............................................................    63,900                  3,977,775
SBC Communications, Inc. ...............................................   229,121                  9,909,483
Sprint Corp. (Fon Group) ...............................................    58,000                  2,958,000
U.S. WEST, Inc. ........................................................    34,822                  2,985,987
Worldcom, Inc.* ........................................................   190,345                  8,732,077
                                                                                                 ------------
                                                                                                   46,072,825
                                                                                                 ------------
  TOTAL CREDIT SENSITIVE ...............................................                          170,264,703
                                                                                                 ------------
DIVERSIFIED (1.0%)
MISCELLANEOUS (1.0%)
Avery Dennison Corp. ...................................................     7,600                    510,150
Danaher Corp. ..........................................................    10,200                    504,263
National Service Industries, Inc........................................     2,200                     42,900
Ralston-Purina Group ...................................................    19,400                    386,788
Tyco International Ltd. ................................................   112,758                  5,341,910
Unilever N.V. ..........................................................    36,782                  1,581,626
                                                                                                 ------------
  TOTAL DIVERSIFIED ....................................................                            8,367,637
                                                                                                 ------------
ENERGY (6.4%)
COAL & GAS PIPELINES (0.7%)
Columbia Energy Group ..................................................     6,650                    436,406
Eastern Enterprises ....................................................     2,800                    176,400
El Paso Energy Corp. ...................................................    16,400                    835,375
Enron Corp. ............................................................    47,500                  3,063,750
Williams Cos., Inc. ....................................................    27,100                  1,129,731
                                                                                                 ------------
                                                                                                    5,641,662
                                                                                                 ------------
OIL--DOMESTIC (2.9%)
Burlington Resources, Inc. .............................................    15,400                    589,050
Chevron Corp. ..........................................................    43,900                  3,723,269
Coastal Corp. ..........................................................    15,100                    919,212


                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
Exxon Mobil Corp. ......................................................   231,758               $ 18,193,003
Occidental Petroleum Corp. .............................................    28,000                    589,750
Sunoco, Inc. ...........................................................     5,600                    164,850
Tosco Corp. ............................................................    11,100                    314,269
                                                                                                 ------------
                                                                                                   24,493,403
                                                                                                 ------------
OIL--INTERNATIONAL (1.7%)
Amerada Hess Corp. .....................................................     5,400                    333,450
Ashland, Inc. ..........................................................     4,300                    150,769
Conoco, Inc., Class B ..................................................    38,246                    939,417
Kerr-McGee Corp. .......................................................     7,764                    457,591
Phillips Petroleum Co. .................................................    17,800                    902,237
Royal Dutch Petroleum Co.
  (New York Shares) ....................................................   141,100                  8,686,469
Texaco, Inc. ...........................................................    35,000                  1,863,750
Union Pacific Resources Group,
  Inc. .................................................................    19,500                    429,000
USX-Marathon Group, Inc. ...............................................    23,900                    598,994
                                                                                                 ------------
                                                                                                   14,361,677
                                                                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (0.8%)
Anadarko Petroleum Corp. ...............................................    10,200                    502,987
Apache Corp. ...........................................................     6,800                    399,925
Baker Hughes, Inc. .....................................................    22,360                    715,520
Halliburton Co. ........................................................    31,100                  1,467,531
Rowan Co., Inc.* .......................................................     7,700                    233,888
Schlumberger Ltd. ......................................................    36,500                  2,723,812
Transocean Sedco Forex, Inc. ...........................................    12,198                    651,831
Unocal Corp. ...........................................................    13,500                    447,188
                                                                                                 ------------
                                                                                                    7,142,682
                                                                                                 ------------
RAILROADS (0.3%)
Burlington Northern Santa Fe
  Corp. ................................................................    29,800                    683,537
CSX Corp. ..............................................................    14,500                    307,219
Kansas City Southern Industries,
  Inc. .................................................................     7,700                    682,894
Norfolk Southern Corp. .................................................    24,000                    357,000
Union Pacific Corp. ....................................................    16,800                    624,750
                                                                                                 ------------
                                                                                                    2,655,400
                                                                                                 ------------
  TOTAL ENERGY .........................................................                           54,294,824
                                                                                                 ------------
TECHNOLOGY (32.7%)
COMPUTER HARDWARE (5.8%)
Adaptec, Inc.* .........................................................     6,700                    152,425
Cisco Systems, Inc.* ...................................................   465,700                 29,601,057
Gateway, Inc.* .........................................................    20,900                  1,186,075
Hewlett Packard Co. ....................................................    66,400                  8,291,700
Sun Microsystems, Inc.* ................................................   106,700                  9,703,031
                                                                                                 ------------
                                                                                                   48,934,288
                                                                                                 ------------
COMPUTER SOFTWARE (8.0%)
Adobe Systems, Inc. ....................................................     7,700                  1,001,000
America Online, Inc.* ..................................................   154,200                  8,134,050
Autodesk, Inc. .........................................................     4,800                    166,500
BMC Software, Inc.* ....................................................    15,900                    580,102
Citrix Systems, Inc.* ..................................................    11,600                    219,675
Computer Associates
  International, Inc. ..................................................    38,700                  1,980,956
Compuware Corp.* .......................................................    22,900                    237,587
Mercury Interactive Corp.* .............................................     4,700                    454,725
Microsoft Corp.* .......................................................   352,300                 28,184,000

EQ ADVISORS TRUST
BT EQUITY 500 INDEX
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                          NUMBER            VALUE
                                         OF SHARES         (NOTE 1)
                                      --------------   ---------------
Molex, Inc. .......................          13,250    $    637,656
Novell, Inc.* .....................          21,400         197,950
Oracle Corp.* .....................         190,300      15,997,094
Peoplesoft, Inc.* .................          17,800         298,150
Siebel Systems, Inc.* .............          13,600       2,224,450
VERITAS Software Corp.* ...........          26,300       2,972,311
Yahoo!, Inc.* .....................          36,000       4,459,500
                                                       ------------
                                                         67,745,706
                                                       ------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (5.5%)
ADC Telecommunications, Inc.*......          20,000       1,677,500
Alltel Corp. ......................          21,500       1,331,656
Andrew Corp.* .....................           6,200         208,088
Comverse Technology, Inc.* ........           9,800         911,400
Corning, Inc. .....................          18,714       5,050,441
Global Crossing, Ltd.* ............          57,845       1,523,854
Lucent Technologies, Inc. .........         217,135      12,865,249
Motorola, Inc. ....................         145,541       4,229,785
Nortel Networks Corp. .............         198,920      13,576,290
QUALCOMM, Inc.* ...................          50,100       3,006,000
Scientific-Atlanta, Inc. ..........           9,700         722,650
Tellabs, Inc.* ....................          26,000       1,779,375
                                                       ------------
                                                         46,882,288
                                                       ------------
ELECTRONICS (7.7%)
3Com Corp.* .......................          23,000       1,325,375
Advanced Micro Devices, Inc.* .....           9,700         749,325
Agilent Technologies, Inc.* .......          29,824       2,199,520
Altera Corp.* .....................          13,400       1,365,963
Analog Devices, Inc.* .............          23,100       1,755,600
Applied Material, Inc.* ...........          54,600       4,948,125
Bemis Co. .........................           2,300          77,338
Conexant Systems, Inc.* ...........          14,100         685,613
Intel Corp. .......................         224,500      30,012,844
ITT Industries, Inc. ..............           7,000         212,625
KLA-Tencor Corp.* .................          11,300         661,756
Linear Technology Corp. ...........          20,800       1,329,900
LSI Logic Corp.* ..................          19,600       1,060,850
Maxim Integrated Products* ........          19,500       1,324,781
Micron Technology, Inc.* ..........          37,700       3,319,956
National Semiconductor Corp.* .....          11,300         641,275
Novellus Systems, Inc.* ...........           7,700         435,531
PerkinElmer, Inc.* ................           4,200         277,725
RadioShack Corp.* .................          12,200         577,975
Seagate Technology, Inc.* .........          15,000         825,000
Solectron Corp.* ..................          37,900       1,587,062
Tektronix, Inc. ...................           3,600         266,400
Teradyne, Inc.* ...................          10,800         793,800
Texas Instruments, Inc. ...........         108,400       7,445,725
Xilinx, Inc.* .....................          21,200       1,750,325
                                                       ------------
                                                         65,630,389
                                                       ------------


                                          NUMBER            VALUE
                                         OF SHARES         (NOTE 1)
                                      --------------   ---------------
OFFICE EQUIPMENT (4.7%)
Apple Computer, Inc.* .............          21,200    $  1,110,350
Cabletron Systems Corp.* ..........          11,900         300,475
Compaq Computer Corp. .............         111,839       2,858,884
Dell Computer Corp.* ..............         170,800       8,422,575
EMC Corp.* ........................         144,850      11,144,397
International Business Machines
  Corp. ...........................         118,400      12,972,200
Lexmark International Group,
  Inc.* ...........................           9,200         618,700
Network Appliance, Inc.* ..........          20,900       1,682,450
Parametric Technology Co.* ........          18,100         199,100
Xerox Corp. .......................          43,800         908,850
                                                       ------------
                                                         40,217,981
                                                       ------------
OFFICE EQUIPMENT SERVICES (0.2%)
Ceridian Corp.* ...................           8,500         204,531
Electronic Data Systems Corp. .....          31,900       1,315,875
NCR Corp.* ........................           7,000         272,563
Unisys Corp.* .....................          20,200         294,162
                                                       ------------
                                                          2,087,131
                                                       ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.8%)
Nextel Communications, Inc.,
  Class A* ........................          51,200       3,132,800
Sprint Corp. (PCS Group)* .........          61,600       3,665,200
                                                       ------------
                                                          6,798,000
                                                       ------------
  TOTAL TECHNOLOGY ................                     278,295,783
                                                       ------------
TOTAL COMMON STOCKS (98.2%)
  (Cost $736,796,435)..............                     836,149,324
                                                       ------------
                                        PRINCIPAL
                                         AMOUNT
                                        ----------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (1.6%)
Chase Nassau
  6.260%, 7/3/00 ..................   $13,516,308        13,516,308
                                                       ------------
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill
  7/13/00+ ........................     1,020,000         1,018,567
                                                       ------------
TOTAL SHORT-TERM DEBT
  SECURITIES (1.7%)
  (Amortized Cost $14,534,875).....                      14,534,875
                                                       ------------
TOTAL INVESTMENTS (99.9%)
  (Cost/Amortized Cost
  $751,331,310)....................                     850,684,199
OTHER ASSETS
  LESS LIABILITIES (0.1%) .........                         559,364
                                                       ------------
NET ASSETS (100.0%) ...............                    $851,243,563
                                                       ============

----------
*     Non-income producing.

+ All, or a portion of securities held by broker as collateral for financial futures contracts.

EQ ADVISORS TRUST
BT EQUITY 500 INDEX
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 2000, the Portfolio had the following futures contracts open: (Note
1)







                      NO. OF       EXPIRATION       ORIGINAL        VALUE AT       UNREALIZED
PURCHASE            CONTRACTS         DATE            VALUE         06/30/00      DEPRECIATION
-----------------  -----------  ---------------  --------------  --------------  -------------
S&P 500 .........  34           September '00     $12,615,667     $12,478,844     $ (136,823)
                                                                                  ==========

Investment security transactions for the period ended June 30, 2000 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $174,309,320
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      10,570,108

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $ 164,021,620
Aggregate gross unrealized depreciation .........      (64,668,731)
                                                     -------------
Net unrealized appreciation .....................    $  99,352,889
                                                     =============
Federal income tax cost of investments ..........    $ 751,331,310
                                                     =============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $18,223,946 which was secured by collateral of $18,375,460.

































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                NUMBER               VALUE
                                              OF SHARES            (NOTE 1)
                                          -----------------   ------------------
COMMON STOCKS:
AUSTRALIA (2.0%)
Amcor Ltd. ............................     6,251             $     21,807
AMP Ltd. ..............................   12,323                   125,117
Australian Gas & Light Co., Ltd. ......    3,727                    22,148
Boral Ltd. ............................    5,663                     7,103
Brambles Industries Ltd. ..............    2,746                    84,194
British American Tobacco Australia         1,177                     7,381
Broken Hill Proprietary Ltd. ..........   19,541                   230,500
Coca-Cola Amatil Ltd. .................   10,005                    19,420
Coles Meyer Ltd. ......................   14,764                    56,557
Commonwealth Bank of Australia ........   13,245                   219,044
Computershare Ltd. ....................    6,900                    35,400
CSL Ltd. ..............................    1,572                    31,016
CSR Ltd. ..............................   11,721                    32,482
F.H. Faulding & Co. Ltd. ..............    2,065                    10,094
Fosters Brewing Corp. .................   21,714                    60,953
Futuris Corporation Ltd. ..............    9,723                    10,627
General Property Trust ................   13,373                    21,485
Lend Lease Corp. ......................    5,785                    73,621
M.I.M. Holdings Ltd. ..................   21,126                    11,356
National Bank of Australia ............   16,171                   269,443
News Corp., Ltd. ......................   21,948                   301,494
Normandy Mining Ltd. ..................   20,727                    11,141
North Ltd. ............................    6,110                    14,414
Orica Ltd. ............................    2,368                    10,717
Origin Energy Ltd. ....................    5,663                     5,445
Pacific Dunlop Ltd. ...................    8,588                     7,642
PaperlinX Ltd. ........................    2,083                     3,944
QBE Insurance Group Ltd. ..............    5,253                    25,638
Rio Tinto Ltd. ........................    3,688                    60,835
Santos Ltd. ...........................    4,030                    12,251
Schroders Property Fund ...............    8,909                    12,398
Smith (Howard) Ltd. ...................      813                     3,962
Southcorp Ltd. ........................    6,538                    18,821
Tabcorp Holdings Ltd. .................    3,437                    19,706
Telstra Corp., Ltd. ...................   85,258                   345,240
Wesfarmers Ltd. .......................    2,363                    18,770
Westfield Trust .......................   13,422                    25,981
Westpac Banking Corp. .................   19,719                   141,914
WMC Ltd. ..............................   10,352                    46,204
Woolworths Ltd. .......................   11,222                    41,320
                                                              ------------
                                                                 2,477,585
                                                              ------------
AUSTRIA (0.1%)
Austria Tabakwerke AG .................      180                     6,661
Bank Austria AG .......................      855                    41,607
EA-Generali AG ........................       60                     9,643
Flughafen Wein AG .....................      150                     5,335
Oesterreichische
  Elektrizitaetseirtschafts AG ........      230                    23,583
OMV AG ................................      230                    19,963
VA Technologies AG ....................      150                     7,894
Wienerberger Baustoffindustrie AG*           640                    14,522
                                                              ------------
                                                                   129,208
                                                              ------------
BELGIUM (0.6%)
Barco N.V. ............................       74                     8,293
Colruyt S.A. ..........................      370                    15,662
D'Ieteren S.A. ........................       28                     7,077
Delhaize "Le Lion" S.A.* ..............      432                    25,814
Dolmen Computer Applications* .........       37                       723


                                                NUMBER               VALUE
                                              OF SHARES            (NOTE 1)
                                          -----------------   ------------------
Electrabel S.A. .......................      605              $    149,398
Fortis (B) ............................    7,925                   230,394
Fortis (B)(Strip) VVPR ................    1,260                        12
Groupe Bruxelles Lambert S.A. .........      281                    70,086
Kredietbank N.V. ......................    3,325                   146,201
Solvay S.A.,Class A ...................      964                    64,822
UCB S.A. ..............................    1,690                    62,027
                                                              ------------
                                                                   780,509
                                                              ------------
DENMARK (0.6%)
Carlsberg A/S, Class B ................      200                     6,059
Carlsberg, Class A ....................      300                     8,820
D/S 1912, Class B .....................       12                   127,315
D/S Svendborg, Class B ................        8                   118,112
Danisco ...............................      480                    16,014
Den Danske Bank A/S ...................      500                    60,078
FLS Industries A/S, Class B* ..........      430                     6,596
Group 4 Falck A/S .....................      154                    23,425
ISS A/S* ..............................      367                    27,913
Navision Software A/S .................      223                     9,264
Novo-Nordisk A/S, Class B .............      851                   144,678
Tele Danmark A/S* .....................    2,394                   160,965
Vestas Wind Systems A/S ...............    1,190                    43,657
William Demant Holding ................      575                    16,979
                                                              ------------
                                                                   769,875
                                                              ------------
FINLAND (2.7%)
Hartwall Wind Systems A/S .............      600                    12,018
Kemira OYJ ............................    1,000                     4,864
Kesco OYJ .............................      700                     7,111
Kone OYJ ..............................      300                    18,027
Metra OYJ, Class B ....................      200                     3,443
Metso OYJ* ............................    1,700                    20,430
Nokia OYJ* ............................   52,800                 2,689,961
Nordic Baltic Holding FDR .............    8,160                    59,306
Outokumpu OYJ .........................    1,600                    15,261
Pohjola Group Insurance Corp. .........      200                     6,965
Raisio Group plc ......................    1,800                     3,554
Sampo Insurance Co., plc, Class A .....    1,000                    40,536
Sanitec Ltd. OYJ* .....................       40                       401
Sonera Group OYJ ......................    7,900                   359,796
Tieto Corp. ...........................      900                    30,002
Upm-Kymmene OYJ .......................    2,800                    69,436
                                                              ------------
                                                                 3,341,111
                                                              ------------
FRANCE (9.7%)
Accor S.A.* ...........................    2,090                    85,578
Alcatel S.A. ..........................   11,450                   750,272
Aventis S.A. ..........................    8,680                   632,927
Axa-Uap ...............................    4,337                   682,543
Banque Nationale de Paris* ............    5,024                   483,022
Bouygues S.A. .........................      359                   239,689
Canal Plus* ...........................    1,400                   235,016
Cap Gemini S.A. .......................      885                   155,739
Carrefour S.A. ........................    7,694                   525,438
Coflexip S.A. .........................       44                     5,330
Compagnie de Saint Gobain .............      838                   113,178
Dassault Systemes S.A. ................    1,116                   103,996
Elf Aquitaine S.A. ....................      279                    57,080
Eridania Beghin .......................      273                    26,716
Essilor International S.A. ............       28                     8,017
Etablissements Economiques du
  Casino Guichard- ....................      969                    89,650

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                              NUMBER               VALUE
                                            OF SHARES            (NOTE 1)
                                        -----------------   ------------------
France Telecom S.A. .................     11,167            $  1,559,316
Gecina ..............................        226                  24,164
Groupe Danone* ......................      1,762                 233,602
Imetal ..............................         63                   7,307
L'Air Liquide .......................      1,088                 141,754
L'Oreal .............................        751                 649,686
Lafarge S.A. ........................      1,004                  77,950
Legardere S.C.A. ....................      1,452                 110,793
LVMH (Louis Vuitton Moet
  Hennessy) .........................      1,089                 448,608
Michelin, Class B (Registered) ......      1,529                  49,015
Pechiney S.A., Class A ..............        813                  33,887
Pernod Ricard .......................        702                  38,165
Pinault-Printemps-Redoute S.A. ......      1,196                 265,451
PSA Peugeot Citroen .................        489                  98,039
Publicis S.A. .......................         77                  30,185
Sagem S.A. ..........................         97                 113,613
Sanofi-Synthelabo S.A. ..............      8,150                 387,895
Schneider S.A. ......................      1,669                 116,208
Sidel S.A. ..........................        365                  29,574
Simco ...............................        157                  11,456
Societe BIC S.A. ....................        119                   5,823
Societe Eurafrance S.A. .............         32                  15,307
Societe Generale Paris* .............      4,000                 240,357
Sodexho .............................        453                  82,093
STMicroelectronics N.V.* ............      9,558                 601,682
Suez Lyonnaise des Eaux .............      1,549                 271,109
Suez Lyonnaise des Eaux* ............        664                 115,961
Thomson CSF .........................      1,966                  77,369
Total Fina S.A. .....................        783                 121,665
Total Fina S.A., Class B ............      6,939               1,062,916
Usinor Sacilor ......................      1,881                  22,929
Valero S.A. .........................        811                  43,318
Vivendi* ............................      6,387                 563,197
                                                            ------------
                                                              11,844,585
                                                            ------------
GERMANY (7.2%)
Adidas-Salomon AG ...................        300                  16,482
Allianz AG ..........................      2,667                 947,049
BASF AG .............................      6,650                 269,567
Bayer AG ............................      8,200                 313,628
Bayerische Vereinsbank AG ...........      4,675                 305,442
Beiersdorf AG .......................        900                  74,682
Buderus AG* .........................      1,300                  20,707
Continental AG ......................        600                  10,072
DaimlerChrysler AG ..................     11,044                 585,676
Deutsche Bank AG (Registered)* ......      6,816                 569,170
Deutsche Lufthansa AG
  (Registered) ......................      4,650                 108,440
Deutsche Telekom AG .................     33,035               1,903,127
Douglas Holding AG ..................        100                   2,919
Dresdner Bank AG* ...................      5,250                 212,315
E.On AG .............................      8,520                 410,381
EM.TV & Merchandising AG ............      1,500                  88,703
Fresenius Medical Care AG* ..........        750                  59,016
Heidelberger Zement AG ..............        385                  23,502
Heidelberger Zement AG ..............        110                   6,716
Hochtief AG .........................        400                  12,018
Kamps AG ............................        500                  15,881
Karstadt AG* ........................      1,200                  33,307
Linde AG* ...........................      1,300                  52,449
M.A.N. AG ...........................      1,000                  30,998


                                              NUMBER               VALUE
                                            OF SHARES            (NOTE 1)
                                        -----------------   ------------------
Merck KGaA ..........................      2,250            $     68,674
Metro AG ............................      3,130                 105,981
Muenchener Rueckversicherungs-
  Gesellschaft AG (Registered) ......      1,924                 601,915
Preussag AG* ........................      1,693                  54,418
RWE AG ..............................      5,500                 186,491
SAP AG ..............................      2,100                 317,271
Schering AG .........................      2,250                 122,432
SGL Carbon AG .......................         50                   3,314
Siemens AG* .........................      6,500                 972,111
Thyssen Krupp AG* ...................      6,050                  96,194
Volkswagen AG .......................      3,420                 131,458
WCM Beteiligungs & Grundbesi* .......      1,900                  44,037
                                                            ------------
                                                               8,776,543
                                                            ------------
HONG KONG (1.8%)
ASM Pacific Technology ..............      4,000                  14,983
Bank of East Asia Ltd. ..............     17,106                  39,937
Cathay Pacific Airways ..............     38,000                  70,438
CLP Holdings Ltd. ...................     24,000                 111,757
Esprit Holdings Ltd. ................     17,000                  17,664
Hang Lung Development Co. ...........      6,000                   4,657
Hang Seng Bank Ltd. .................     20,400                 193,650
Henderson Land Development Co.,
  Ltd. ..............................     14,000                  61,600
Hong Kong & China Gas Co., Ltd. .....     51,155                  57,419
Hong Kong Telecommunications
  Ltd. ..............................   133,860                  294,490
Hutchison Whampoa Ltd. ..............    47,300                  594,625
Johnson Electric Holdings ...........    11,000                  104,066
Li & Fung Ltd. ......................    13,000                   65,038
New World Development Co. ...........    24,006                   26,791
Pacific Century CyberWorks Ltd. .....    62,000                  122,481
Shangri-LA Asia Ltd. ................    28,000                   33,045
Sino Land Co. .......................    51,075                   18,018
Sun Hung Kai Properties Ltd. ........    27,235                  195,646
Swire Pacific Ltd., Class A .........    16,000                   93,592
Television Broadcasts Ltd. ..........     6,000                   40,023
Wharf Holdings Ltd. .................    23,029                   41,210
                                                            ------------
                                                               2,201,130
                                                            ------------
IRELAND (0.3%)
Allied Irish Banks plc ..............     9,773                   87,365
CRH plc .............................     4,334                   78,128
Eircom plc ..........................    24,399                   65,161
Fyffes plc ..........................     3,752                    3,865
Independent Newspapers plc ..........     3,244                   11,758
Industrial Control Svcs Group .......     2,764                   10,041
Irish Permanent plc .................     2,438                   20,627
Jefferson Smurfit Group plc .........    10,437                   17,919
Kerry Group plc, Class A ............     1,180                   15,408
Ryanair Holdings plc ................     2,020                   14,643
                                                            ------------
                                                                 324,915
                                                            ------------
ITALY (3.8%)
Alitalia S.p.A. .....................    15,567                   32,071
Arnoldo Mondadori Editore* ..........     1,372                   31,276
Assicurazioni Generali ..............    14,005                  479,550
Autogrill S.p.A. ....................     1,891                   20,147
Banca di Roma .......................    62,508                   76,671
Banca Intasa S.p.A. .................    51,501                  230,380
Banco Popolare di Milano ............     1,426                   10,269
Benetton Group S.p.A. ...............    23,521                   49,131

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                 NUMBER               VALUE
                                               OF SHARES            (NOTE 1)
                                           -----------------   ------------------
Bulgari S.p.A. .........................     2,149             $     28,696
Enel S.p.A.* ...........................   81,720                   361,662
ENI S.p.A. (Registered) ................   87,700                   506,071
Fiat S.p.A.* ...........................    4,374                   113,393
Fiat S.p.A.* ...........................    1,172                    19,059
IMMSI S.p.A. ...........................    2,255                     3,194
Istituto Bancario San Paolo S.p.A. .....   16,015                   283,964
Italcementi S.p.A. .....................    2,091                    19,645
Italgas S.p.A. .........................    5,940                    26,232
La Rinascente S.p.A. ...................    2,262                    12,815
Mediaset S.p.A. ........................   13,026                   198,787
Mediobanca S.p.A. ......................    6,953                    71,623
Olivetti* ..............................   54,556                   198,255
Parmalat Finanziaria S.p.A. ............   19,903                    28,057
Pirelli S.p.A. .........................   25,075                    65,890
Riunione Adriatica di Sicurta S.p.A.        8,491                    93,135
Sirti S.p.A. ...........................    2,255                     3,753
Telecom Italia Mobile S.p.A. ...........   72,948                   744,481
Telecom Italia Mobile S.p.A. (RNC)         18,196                    91,462
Telecom Italia S.p.A. ..................   39,249                   539,073
Telecom Italia S.p.A. (RNC) ............    7,081                    46,939
UniCredito Italiano ....................   57,572                   275,109
                                                               ------------
                                                                  4,660,790
                                                               ------------
JAPAN (23.2%)
77 Bank Ltd. ...........................    3,000                    23,967
Acom Co., Ltd. .........................    1,700                   142,861
Advantest Corp. ........................    1,100                   245,089
Ajinomoto Co. ..........................    7,000                    89,689
Alps Electric Co., Ltd. ................    1,000                    18,559
Amada Co., Ltd. ........................    5,000                    42,395
Aoyamma Trading Co., Ltd. ..............      900                    12,973
Asahi Bank Ltd. ........................   32,000                   134,458
Asahi Breweries Ltd. ...................    7,000                    83,687
Asahi Chemical Industry Co., Ltd. ......   16,000                   113,053
Asahi Glass Co., Ltd. ..................   13,000                   145,132
Bank of Fukuoka Ltd. ...................    6,000                    40,812
Bank of Tokyo-Mitsubishi Ltd. ..........   52,000                   627,557
Bank of Yokohama .......................    8,000                    35,800
Benesse Corp. ..........................    1,200                    83,094
Bridgestone Corp. ......................   10,000                   211,503
Canon, Inc. ............................   10,000                   497,433
Casio Computer Co., Ltd. ...............    2,000                    22,422
Central Japan Railway Co. ..............       26                   146,969
Chichibu Onoda Cement Corp. ............    6,000                    12,549
Chugai Pharmaceutical Ltd. .............    3,000                    56,668
Chuo Mitsui Trust & Banking Co.,
  Ltd., The ............................    1,000                     4,353
Citizen Watch Co., Ltd. ................    3,000                    28,942
Credit Saison Co., Ltd. ................    1,100                    25,493
CSK Corp. ..............................    1,000                    30,901
Dai Nippon Printing Co., Ltd. ..........    9,000                   158,472
Daiei, Inc. ............................    7,000                    26,247
Daiichi Pharma Co., Ltd. ...............    2,000                    50,685
Daikin Industries Ltd. .................    3,000                    69,669
Dainippon Ink and Chemicals, Inc. ......   10,000                    47,011
Daito Trust Construction Co. ...........    2,000                    32,974
Daiwa Bank Ltd. ........................   25,000                    64,770
Daiwa House Industry ...................    6,000                    43,751
Daiwa Securities Group Ltd. ............   15,000                   197,843
Denso Corp. ............................   10,000                   243,064
East Japan Railway Co. .................       46                   266,956


                                                 NUMBER               VALUE
                                               OF SHARES            (NOTE 1)
                                           -----------------   ------------------
Ebara Corp. ............................    4,000              $     54,152
Eisai Co., Ltd. ........................    4,000                   128,127
Fanuc ..................................    2,700                   274,464
Fuji Bank Ltd. .........................   39,000                   296,142
Fuji Machine Manufacturing Co. .........      600                    31,485
Fuji Photo Film Co. ....................    6,000                   245,325
Fujitsu, Ltd. ..........................   21,000                   726,082
Furukawa Electric Co., Ltd. ............    8,000                   166,941
Gunma Bank Ltd. ........................    4,000                    20,613
Hirose Electric ........................      300                    46,663
Hitachi Ltd. ...........................   35,000                   504,499
Honda Motor Co., Ltd. ..................   11,000                   374,111
House Foods Corp. ......................    1,000                    15,451
Hoya Corp. .............................    1,000                    89,500
Industrial Bank of Japan Ltd. ..........   29,000                   219,662
Isetan Co., Ltd. .......................    2,000                    24,495
Ishikawajima-Harima Heavy
  Industries Co., Ltd. .................   14,000                    25,324
Ito-Yokado Co., Ltd. ...................    5,000                   300,532
Itochu Corp. ...........................   14,000                    70,564
Japan Airlines Co., Ltd. ...............   19,000                    72,137
Japan Energy Corp. .....................    7,000                     7,518
Japan Tobacco, Inc. ....................       24                   210,504
Joyo Bank Ltd. .........................    8,000                    30,750
JUSCO Co., Ltd. ........................    5,000                    94,682
Kadokawa Shoten Publishing Co.,
  Ltd. .................................      100                    10,081
Kajima Corp. ...........................   12,000                    38,212
Kaneka Corp. ...........................    4,000                    44,053
Kansai Electric Power Co., Inc. ........   11,500                   205,634
Kao Corp. ..............................    7,000                   213,670
Kawasaki Heavy Industries Ltd. .........   12,000                    18,315
Kawasaki Steel Corp. ...................   34,000                    48,688
Kinden Corp. ...........................    2,000                    12,549
Kinki Nippon Railway Co., Ltd. .........   17,000                    68,868
Kirin Brewery Co., Ltd. ................   12,000                   149,795
Kokuyo .................................    1,000                    16,383
Komatsu ................................   11,000                    77,309
Komori Corp. ...........................    1,000                    17,467
Konami Co., Ltd. .......................    1,200                    75,745
Kubuto Corp. ...........................   20,000                    72,542
Kuraray Co., Ltd. ......................    4,000                    45,824
Kurita Water Industries ................    2,000                    43,996
Kyocera Corp. ..........................    2,200                   372,867
Kyowa Hakko Kogyo ......................    5,000                    48,848
Marubeni Corp. .........................   18,000                    61,896
Marui Co., Ltd. ........................    4,000                    76,499
Matsushita Electric Industrial Co.,
  Ltd. .................................   22,000                   569,975
Meiji Milk Products ....................    4,000                    21,480
Meiji Seika ............................    6,000                    39,682
Minebea Co., Ltd. ......................    6,000                    75,180
Mitsubishi Chemical Corp. ..............   24,000                    98,356
Mitsubishi Corp. .......................   19,000                   171,661
Mitsubishi Electric Corp. ..............   24,000                   259,569
Mitsubishi Estate Co., Ltd. ............   16,000                   188,120
Mitsubishi Heavy Industries Ltd. .......   39,000                   172,688
Mitsubishi Logistics Corp. .............    2,000                    18,088
Mitsubishi Materials Corp. .............   16,000                    65,420
Mitsubishi Rayon Co. ...................   13,000                    39,559
Mitsubishi Trust & banking Corp. .......   16,000                   124,057
Mitsui & Co., Ltd. .....................   18,000                   137,359

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                 NUMBER               VALUE
                                               OF SHARES            (NOTE 1)
                                           -----------------   ------------------
Mitsui Fudosan Co., Ltd. ...............     9,000             $      97,508
Mitsui Marine & Fire Insurance Co.,
  Ltd. .................................   10,000                     48,047
Mitsui Mining & Smelting Co., Ltd. .....    5,000                     37,920
Mitsukoshi, Ltd. .......................    4,000                     17,712
Murata Manufacturing Co., Ltd. .........    3,000                    430,166
NAMCO Ltd. .............................      700                     25,192
NEC Corp. ..............................   18,000                    564,699
NGK Insulators Ltd. ....................    3,000                     37,138
NGK Spark Plug Co., Ltd. ...............    1,000                     15,460
Nichiel Co., Ltd. ......................      400                      6,557
Nidec Corp. ............................      800                     69,339
Nikon Corp. ............................    4,000                    148,099
Nintendo Ltd. ..........................    1,600                    279,165
Nippon COMSYS Corp. ....................    2,000                     42,489
Nippon Express Co., Ltd. ...............   14,000                     85,864
Nippon Meat Packers, Inc. ..............    3,000                     43,808
Nippon Oil Co. .........................   20,000                     91,573
Nippon Paper Industries Co. ............    9,000                     61,388
Nippon Sheet Glass Co., Ltd. ...........    5,000                     69,433
Nippon Steel Corp. .....................   80,000                    168,072
Nippon Telegraph & Telephone
  Corp. ................................      139                  1,846,436
Nippon Yusen Labushiki Kaisha ..........   12,000                     57,657
Nissan Motor Co., Ltd. .................   41,000                    241,415
Nisshin Flour Milling ..................    2,000                     19,973
Nissin Food Products Co., Ltd. .........    2,000                     50,874
Nitto Denko Corp. ......................    2,000                     77,064
Nomura Securities Co. ..................   22,000                    537,849
NSK Ltd. ...............................    6,000                     52,570
Obayashi Corp. .........................   12,000                     53,022
Oji Paper Co., Ltd. ....................   10,000                     68,774
Olympus Optical Co., Ltd. ..............    2,000                     35,819
Omron Corp. ............................    3,000                     81,398
Onward Kashiyama Co., Ltd. .............    2,000                     27,133
Oriental Land Co., Ltd. ................    1,200                    122,436
Orix Corp. .............................      840                    123,849
Osaka Gas Co., Ltd. ....................   26,000                     74,709
Pioneer Electric .......................    2,000                     77,818
Promise Co., Ltd. ......................    1,900                    150,002
Rohm Co. ...............................    1,300                    379,669
Sakura Bank Ltd. .......................   47,000                    324,565
Sankyo Co. .............................    5,000                    112,817
Sanrio Co. Ltd. ........................    1,000                     26,615
Sanyo Electric Co., Ltd. ...............   21,000                    188,742
Secom Co. ..............................    3,000                    219,040
Sega Enterprises Ltd. ..................    1,400                     21,499
Sekisui Chemical .......................    7,000                     26,907
Sekisui House Ltd. .....................    9,000                     83,179
Sharp Corp. ............................   13,000                    229,639
Shimamura Co., Ltd. ....................      500                     58,364
SHIMANO, Inc. ..........................    1,000                     24,024
Shimizu Corp. ..........................   12,000                     34,255
Shin-Etsu Chemical Co., Ltd. ...........    5,000                    253,427
Shionogi & Co., Ltd. ...................    3,000                     56,950
Shiseido Co., Ltd. .....................    5,000                     77,253
Shizuoka Bank Ltd. .....................    9,000                     76,311
Showa Shell Sekiyu K.K. ................    3,000                     14,810
Skylark Co., Ltd. ......................    1,000                     39,474
SMC Corp. ..............................      800                    150,360
Softbank Corp. .........................    3,600                    488,388
Sony Corp. .............................    9,800                    914,033


                                                 NUMBER               VALUE
                                               OF SHARES            (NOTE 1)
                                           -----------------   ------------------
Sumitomo Bank Ltd. .....................   35,000              $     428,659
Sumitomo Chemical Co., Ltd. ............   18,000                    108,192
Sumitomo Corp. .........................   11,000                    123,633
Sumitomo Electric Industries ...........    9,000                    154,148
Sumitomo Heavy Industries* .............    6,000                     20,067
Sumitomo Marine & Fire Insurance
  Co., Ltd. ............................    7,000                     40,690
Sumitomo Metal Industries* .............   29,000                     19,944
Sumitomo Metal Mining Co. ..............    3,000                     14,132
Sumitomo Osaka Cement Co., Ltd. ........    7,000                     41,415
Taisei Corp. ...........................    7,000                     11,211
Taisho Pharmaceutical ..................    4,000                    143,200
Taiyo Yuden Co., Ltd. ..................    2,000                    125,112
Takara Shuzo Co., Ltd.* ................    2,000                     49,837
Takashimaya Co., Ltd. ..................    3,000                     27,924
Takeda Chemical Industries Ltd. ........   10,000                    655,707
Takefuji Corp. .........................    1,600                    193,094
Teijin Ltd. ............................   10,000                     48,707
Terumo Corp. ...........................    2,000                     67,643
Tobu Railway Co., Ltd. .................    7,000                     19,982
Toda Corp. .............................    3,000                     14,273
Toho Co., Ltd. .........................      200                     34,029
Tohoku Electric Power Co., Inc. ........    5,500                     74,097
Tokai Bank Ltd. ........................   26,000                    128,108
Tokio Marine & Fire Insurance Co.,
  Ltd. .................................   18,000                    207,565
Tokyo Broadcasting System, Inc. ........    2,000                     86,297
Tokyo Electric Power ...................   14,900                    362,867
Tokyo Electron Ltd. ....................    2,000                    273,588
Tokyo Gas Co., Ltd. ....................   31,000                     87,032
Tokyo Style ............................    1,000                      9,421
Tokyu Corp. ............................    9,000                     44,430
Toppan Printing ........................    9,000                     95,134
Toray Industries, Inc. .................   19,000                     76,970
Toshiba Corp. ..........................   37,000                    417,250
Tosoh Corp.* ...........................    7,000                     35,282
Tostem Corp. ...........................    3,000                     48,895
Toto Ltd. ..............................    5,000                     38,344
Toyo Seikan Kaisha Ltd. ................    2,000                     37,307
Toyota Motor Corp. .....................   41,000                  1,865,655
Trans Cosmos ...........................      300                     44,995
Uni-Charm ..............................      800                     48,387
Uny Co., Ltd. ..........................    2,000                     27,604
Wacaol Corp. ...........................    1,000                     10,175
World Co., Ltd. ........................      750                     32,503
Yakult Honsha ..........................    2,000                     26,549
Yamaha Corp. (First Section) ...........    2,000                     21,838
Yamanouchi Pharmaceutical Co.
  Ltd. .................................    4,000                    218,192
Yamato Transport Co., Ltd. .............    5,000                    124,123
Yamazaki Banking Co., Ltd. .............    2,000                     19,596
                                                               -------------
                                                                  28,450,510
                                                               -------------
NETHERLANDS (4.7%)
ABN-Amro Holdings N.V. .................   16,550                    405,052
Aegon N.V. .............................   13,806                    490,776
Akzo Nobel N.V. ........................    3,452                    146,517
ASM Lithography Holding N.V. * .........    4,797                    205,983
Baan Co., N.V.* ........................    1,011                      2,748
Buhrmann N.V. ..........................      745                     21,282
Elsevier ...............................    6,191                     74,934
Getronics N.V. .........................    3,840                     59,151

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                   NUMBER               VALUE
                                                 OF SHARES            (NOTE 1)
                                             -----------------   ------------------
Hagemeyer N.V. ...........................         759           $     20,907
Heineken N.V. Class A ....................     3,685                  224,065
IHC Caland N.V. ..........................        65                    3,162
ING Groep N.V. ...........................   10,193                   688,322
KLM Royal Dutch Airlines N.V.* ...........      248                     6,670
Koninklijke Ahold N.V. ...................    7,753                   227,982
Koninklijke KPN ..........................       41                     1,832
Koninklijke Philips Electronics N.V. .....   14,948                   704,314
KPN N.V.* ................................   10,524                   470,270
Oce N.V. .................................      313                     5,120
Royal Dutch Petroleum Co. ................   23,474                 1,457,554
TNT Post Group N.V. ......................    4,615                   124,350
Unilever N.V. ............................    6,528                   299,178
Wolters Kluwer N.V.* .....................    2,542                    67,645
                                                                 ------------
                                                                    5,707,814
                                                                 ------------
NEW ZEALAND (0.1%)
Brierley Investments Ltd.* ...............   14,287                     2,212
Carter Holt Harvey Ltd. ..................   15,301                    13,280
Contact Energy Ltd. ......................    5,646                     7,549
Fletcher Challenge Energy ................    3,377                    11,011
Lion Nathan Ltd. .........................    5,041                    11,234
Telecom Corp. of New Zealand .............   16,128                    56,370
                                                                 ------------
                                                                      101,656
                                                                 ------------
NORWAY (0.2%)
Bergesen ASA, Class A ....................      500                    10,249
Christiania Bank OG Kreditkasse ..........    4,600                    24,697
Den Norske Bank ..........................    4,350                    18,035
Kvaerner plc .............................      280                     2,935
Merkantildata ASA* .......................    1,000                     5,136
Norsk Hydro ..............................    2,500                   104,816
Norske Skogindustrier ASA ................      200                     5,706
Orkla ASA, Class A .......................    1,485                    28,190
Petroleum Geo-Services ASA ...............      850                    14,502
Schibsted ASA ............................      450                     8,333
Storebrand ASA ...........................    2,750                    19,857
Tomra Systems ASA* .......................      800                    21,196
                                                                 ------------
                                                                      263,652
                                                                 ------------
PORTUGAL (0.3%)
Banco Comercial Portugues ................    9,305                    48,369
Banco Espirito Santo .....................      962                    23,581
BPI-SGPS S.A. (Registered)* ..............    4,075                    14,381
Brisa-Auto Estradas de Portugal SA            2,500                    21,508
Cimentos de Portugal S.A. ................    1,294                    24,684
Electricidade de Portugal S.A. ...........    6,098                   110,625
Jeronimo Martins & Filho .................      875                    14,405
Portugal Telecom S.A.* ...................   10,563                   118,482
Sonae SGPS S.A. ..........................   14,580                    25,588
                                                                 ------------
                                                                      401,623
                                                                 ------------
SINGAPORE (0.8%)
Chartered Semiconductor* .................   12,000                   104,891
City Developments Ltd. ...................    8,000                    31,028
Creative Technology Ltd. .................    1,000                    24,139
DBS Group Holdings Ltd. ..................   14,349                   184,398
DBS Land Ltd. ............................   21,000                    27,230
Keppel Corp., Ltd. .......................    6,000                    12,990
Neptune Orient Lines .....................    9,000                     8,336
Oversea-Chinese Banking Corp
  (Foreign) ..............................   13,559                    93,402
Sembcorp Industries Ltd. .................   27,000                    29,384


                                                   NUMBER               VALUE
                                                 OF SHARES            (NOTE 1)
                                             -----------------   ------------------
Singapore Airlines Ltd. ..................   13,000              $    128,683
Singapore Press Holdings Ltd. ............    4,048                    63,268
Singapore Technologies Engineering
  Ltd. ...................................   33,000                    48,521
Singapore Telecommunications Ltd. ........   59,000                    86,408
United Overseas Bank Ltd. ................    9,392                    61,435
Venture Manufacturing Ltd. ...............    3,000                    30,564
                                                                 ------------
                                                                      934,677
                                                                 ------------
SPAIN (2.2%)
Acerinox S.A. ............................      877                    25,345
Altadis* .................................      342                     5,219
Autopistas Concesionaria Espana ..........    4,379                    38,050
Autopistas, Concesionaria Espanola
  S.A. ...................................    4,379                     1,880
Azucarera Ebro Agticolas .................      539                     6,426
Banco Bilbao Vizcaya .....................   32,030                   478,110
Banco Santander Central Hispano
  S.A. ...................................   39,735                   418,786
Corporacion Financiera Alba ..............    1,087                    28,615
Endesa S.A. ..............................   11,416                   220,929
Fomento de Construcciones y
  Contratas S.A.* ........................    1,701                    32,124
Gas Natural SDG S.A.* ....................    4,333                    77,697
Grupo Dragados S.A. ......................    1,842                    13,194
Iberdrola S.A. ...........................    9,737                   125,376
Repsol S.A. ..............................   12,791                   254,371
Sociedad General de Aguas de
  Barcelona S.A.* ........................    2,010                    26,840
Sociedad General de Aguas de
  Barcelona S.A.* ........................       10                       130
SOL Melia S.A. ...........................    1,596                    17,810
Tabacalera S.A., Class A .................    3,362                    51,595
Telefonica de Espana S.A.* ...............   35,665                   765,387
TelePizza* ...............................    2,024                    11,390
Union Electrica Fenosa S.A. ..............    2,435                    44,011
Vallehermoso S.A. ........................    1,297                     7,732
Zardoya Otis S.A. ........................    1,498                    13,259
                                                                 ------------
                                                                    2,664,276
                                                                 ------------
SWEDEN (2.7%)
Atlas Copco AB, Class A ..................    1,428                    27,499
Atlas Copco AB, Class B ..................    1,057                    19,756
Drott AB, Class B ........................      500                     5,381
Electrolux AB, Class B ...................    4,100                    63,395
ForeningsSparbanken AB ...................    6,900                   100,827
Gambro AB* ...............................    3,100                    25,283
Hennes & Mauritz AB, Class B* ............    9,500                   198,006
Netcom Systems AB, Class B* ..............    1,200                    88,491
Nordbanken AB ............................   22,700                   170,996
Nordic Baltic Holding AB .................    8,892                    64,788
OM Gruppen AB ............................      500                    22,315
S.K.F. AB ................................      600                    10,025
Sandvik AB ...............................    2,800                    58,677
Securitas AB, Class B* ...................    4,000                    84,730
Skandia Forsakrings AB ...................   11,200                   295,605
Skandinaviska Enskilda Banken ............    8,800                   104,169
Skanska AB, Class B ......................    1,300                    46,018
Svenska Cellulosa, AB, Class B ...........    2,600                    49,332
Svenska Hadelsbanken, Class A* ...........    7,100                   102,945
Swedish Match AB .........................    1,400                     4,314

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                 NUMBER               VALUE
                                               OF SHARES            (NOTE 1)
                                           -----------------   ------------------
Telefonaktiebolaget LM Ericsson
  AB* ..................................     85,200            $  1,684,119
Volvo AB, Class A ......................      1,600                  33,530
Volvo AB, Class B ......................      3,200                  69,415
Wm-Data AB .............................      4,500                  24,722
                                                               ------------
                                                                  3,354,338
                                                               ------------
SWITZERLAND (5.0%)
ABB AG Ltd. ............................      3,372                 403,149
Adecco S.A. (Registered)* ..............        210                 178,225
Alusuisse Lonza Group AG ...............         70                  45,564
Credit Suisse Group ....................      3,010                 598,093
Fischer (Georg) AG (Bearer) ............         30                   9,314
Givaudan ...............................         94                  28,578
Holderbank Financiere Glarus AG
  (Registered) .........................         93                  30,353
Holderbank Financiere Glarus AG,
  Class B ..............................         61                  74,704
Kuoni Reisen AG (Registered) ...........          2                     925
Lonza AG* ..............................         50                  26,024
Nestle S.A. (Registered) ...............        435                 869,680
Novartis AG (Registered) ...............        770               1,218,345
Roche Holding AG .......................         77                 748,735
Roche Holding AG (Bearer) ..............         17                 179,618
Sairgroup (Registered) .................         50                   8,328
Schindler Holding AG (Registered) ......         10                  15,308
SGS Societe Generale de
  Surveillance Holding S.A. ............         15                  25,902
Sulzer AG ..............................         50                  33,219
Swatch Group AG (Bearer) ...............         10                  12,700
Swatch Group AG (Registered) ...........        160                  41,688
Swiss Reinsurance Co. (Registered) .....        165                 335,941
Swisscom AG (Registered) ...............        820                 283,694
UBS AG* ................................      4,662                 682,272
Zurich Allies AG .......................        530                 261,576
                                                               ------------
                                                                  6,111,935
                                                               ------------
UNITED KINGDOM (16.8%)
3i Group plc ...........................      6,363                 130,808
Abbey National plc .....................     17,013                 203,311
Allied Zurich plc ......................     16,928                 200,118
Amvescap plc ...........................      8,182                 131,195
Anglian Water plc ......................      1,842                  16,997
Arjo Wiggins Appleton plc ..............      2,323                   9,031
ARM Holdings plc .......................     11,200                 119,951
AstraZeneca Group plc ..................     13,891                 648,248
AstraZeneca Group plc ..................      5,851                 271,739
BAE SYSTEMS plc ........................     33,962                 211,662
Barclays plc ...........................     17,105                 425,122
Barratt Developments plc ...............      2,197                   8,707
Bass plc ...............................     10,581                 118,924
BBA Group plc ..........................      2,898                  18,982
Berkeley Group plc .....................      1,015                   9,642
BG Group plc* ..........................     37,328                 241,110
Blue Circle Industries plc .............     10,285                  66,355
BOC Group plc ..........................      6,243                  89,716
Boots Co. plc ..........................      9,356                  71,189
BP Amoco plc ...........................   247,988                2,378,332
British Airport Authority plc ..........    11,636                   93,289
British Airways plc ....................    13,442                   77,268
British American Tobacco plc ...........    24,907                  166,155
British Land Co., plc ..................     7,293                   44,680


                                                 NUMBER               VALUE
                                               OF SHARES            (NOTE 1)
                                           -----------------   ------------------
British Sky Broadcasting plc ...........    19,228             $    375,793
British Telecom plc ....................    71,412                  922,532
Bunzl plc ..............................     4,499                   24,092
Burmah Castrol plc .....................     1,044                   26,310
Cadbury Schweppes plc ..................    20,965                  137,638
Canary Wharf Finance plc ...............     8,198                   45,946
Capita Group plc .......................     1,693                   41,411
Carlton Communications plc .............     6,486                   83,397
Celltech Group plc .....................     3,193                   61,825
Centrica plc ...........................    43,814                  146,142
CGU plc ................................    16,006                  266,335
Compass Group plc ......................     7,485                   98,563
Corus Group plc* .......................    35,376                   51,640
Diageo plc .............................    40,354                  361,988
Dixons Group plc .......................    17,434                   70,942
Electrocomponents plc ..................     5,979                   61,050
EMI Group plc ..........................     8,955                   81,277
FKI plc ................................     3,880                   13,793
GKN plc ................................     8,404                  107,168
Glaxo Wellcome plc .....................    40,200                1,171,818
Granada Group plc ......................    21,795                  217,597
Great Universal Stores plc .............    10,995                   70,687
Halifax plc ............................    22,582                  216,573
Hanson plc .............................     7,167                   50,630
Hays plc ...............................    18,270                  101,842
HSBC Holdings plc ......................    94,465                1,079,588
Imperial Chemical Industries plc .......     7,504                   59,538
Jarvis plc .............................       904                    2,461
Johnson Matthey plc ....................     1,469                   20,666
Kingfisher plc .........................    14,890                  135,482
Ladbroke Group plc .....................    14,251                   50,013
Land Securities plc ....................     7,046                   84,202
Lasmo plc ..............................     1,694                    3,600
Legal & General Group plc ..............    59,699                  139,524
Lloyds TSB Group plc ...................    60,430                  570,413
Logica plc .............................     4,541                  107,434
London Bridge Software Hldgs ...........     1,010                    7,486
Marconi plc ............................    30,259                  393,646
Marks & Spencer plc ....................    30,447                  106,968
MEPC plc ...............................     2,851                   23,461
Misys plc ..............................     7,079                   59,753
National Grid Group plc ................    17,265                  136,068
National Power plc .....................    12,178                   77,555
Nycomed Amersham plc ...................     6,335                   62,864
Ocean Group Plc ........................       681                   11,229
Pearson plc ............................     6,424                  204,069
Penninsular & Oriental Steam
  Navigation Co. .......................     6,470                   55,395
Pilkington plc .........................       370                      526
Provident Financial plc ................     2,169                   22,803
Prudential plc .........................    19,981                  292,580
Psion plc ..............................     4,730                   45,721
Racal Electronics plc ..................     1,213                    8,220
Railtrack Group plc ....................     5,339                   82,903
Rank Group plc .........................     4,798                   11,105
Reed International plc .................    12,327                  107,220
Rentokil Initial plc ...................    31,233                   70,869
Reuters Group plc ......................    16,080                  274,134
Rexam plc ..............................     2,929                   11,387
Rio Tinto plc ..........................    12,434                  203,136
RMC Group plc ..........................     4,299                   55,927

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)


                                            NUMBER          VALUE
                                          OF SHARES        (NOTE 1)
                                         -----------   ---------------
Royal Bank of Scotland Group plc .....    26,719       $    447,021
Ryanair Holdings plc .................     1,770             12,996
Sainsbury J plc ......................    14,979             67,976
Schroders plc ........................     3,839             68,990
Scottish Power plc ...................    20,839            176,530
SEMA Group plc .......................     5,491             78,079
Siebe plc ............................    34,894            130,905
Slough Estates plc ...................     2,760             15,281
Smith & Nephew plc ...................     5,814             21,459
SmithKline Beecham plc ...............    62,193            813,786
Smiths Industries plc ................     3,461             45,025
Stagecoach Holdings plc ..............     9,196             10,155
Tate Lyle ORD plc ....................     3,654             18,240
Taylor Woodward plc ..................     3,250              7,522
Tesco plc ............................    75,094            233,437
Thames Water plc .....................     4,702             60,814
The Sage Group plc ...................    15,086            122,090
TI Group plc .........................     4,346             23,667
Unilever plc .........................    34,679            209,836
United Utilities plc .................     4,135             40,908
Vodafone AirTouch plc ................   651,524          2,631,445
Williams plc .........................     9,134             53,195
Wolseley plc .........................     4,791             25,728
WPP Group plc ........................     8,342            121,773
                                                       ------------
                                                         20,574,324
                                                       ------------
TOTAL COMMON STOCKS (84.8%)
  (Cost $89,322,683) .................                  103,871,056
                                                       ------------
PREFERRED STOCK:
AUSTRALIA (0.2%)
News Corp., Ltd. .....................    23,781            286,407
                                                       ------------
GERMANY (0.3%)
RWE AG ...............................       700             19,028
SAP AG (Non Voting) ..................     1,500            280,130
Volkswagen AG ........................       500             11,875
                                                       ------------
                                                            311,033
                                                       ------------
TOTAL PREFERRED STOCK (0.5%)
  (Cost $485,766) ....................                      597,440
                                                       ------------




                                              PRINCIPAL          VALUE
                                               AMOUNT          (NOTE 1)
                                           --------------   --------------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (11.6%)
Chase Nassau
  6.26%, 07/03/00 ......................   $14,243,251      $ 14,243,251
                                                            ------------
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill
  7/13/00 ..............................       175,000           174,753
                                                            ------------
TOTAL SHORT-TERM DEBT SECURITIES (11.7%)
  (Amortized Cost $14,417,933) .........                      14,418,004
                                                            ------------
TOTAL INVESTMENTS (97.0%)
  (Cost/Amortized Cost
  $104,226,382) ........................                     118,886,500
OTHER ASSETS
  LESS LIABILITIES (3.0%) ..............                       3,675,133
                                                            ------------
NET ASSETS (100.0%) ....................                    $122,561,633
                                                            ============

--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION


As a Percentage of Total Common Stocks



Basic Materials .................               2.9 %
Business Services ...............                4.1
Capital Goods ...................                4.0
Consumer Cyclicals ..............               10.2
Consumer Non-Cyclicals ..........               14.6
Credit Sensitive
  Banks .........................       12.5
  Financial Services ............        2.8
  Insurance .....................        5.3
  Real Estate ...................        1.1
  Utility--Electric .............        2.0
  Utility--Gas ..................        0.8
  Utility--Telephone ............        5.5    30.0
                                        ----
Diversified .....................                4.9
Energy ..........................                6.7
Technology ......................               22.6
                                                ----
                                                100.0 %
                                                =======

---------------------
*     Non-income producing.
    Glossary:
     RNC--Risparmio Non-Convertible Savings Shares

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 2000, the portfolio had the following futures contracts open: (Note
1)





                                                                                                         UNREALIZED
                                            NO. OF       EXPIRATION       ORIGINAL       VALUE AT       APPRECIATION
PURCHASES:                                CONTRACTS         DATE            VALUE        06/30/00      (DEPRECIATION)
--------------------------------------   -----------   --------------   ------------   ------------   ---------------
Australia All Ordinary Index .........         9        September-00     $  425,788     $  444,677      $   18,889
CAC 40 Index .........................        50        September-00      3,137,492      3,070,842         (66,650)
German DAX Index .....................        15        September-00      2,571,374      2,485,084         (86,290)
Hang Seng Index ......................         4           July-00          417,233        415,698          (1,535)
IBEX Plus Index ......................         3           July-00          302,718        307,332           4,614
Milan MIB 30 Index ...................         3        September-00        665,713        668,826           3,113
Nikkei 300 Index .....................        11        September-00        322,282        326,930           4,648
Nikkei 225 Index .....................        30        September-00      2,579,680      2,628,000          48,320
TOPIX Index ..........................         4        September-00        603,023        615,886          12,863
Financial Times 100 Index ............        52        September-00      5,151,039      5,016,962        (134,077)
                                                                                                        ----------
                                                                                                        $ (196,105)
                                                                                                        ==========

At June 30, 2000, the portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)



                                                LOCAL
                                              CONTRACT       COST ON          U.S.$          UNREALIZED
                                               AMOUNT      ORIGINATION       CURRENT       APPRECIATION/
                                               (000'S)         DATE           VALUE        (DEPRECIATION)
                                             ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 8/10/00 ..........      1,873      $2,811,000      $2,835,834        $  24,834
European Union, expiring 8/10/00 .........      7,640       7,235,000       7,306,237           71,237
Japanese Yen, expiring 8/10/00 ...........    508,835       4,864,000       6,431,708          (33,875)
FOREIGN CURRENCY SELL CONTRACTS
European Union, expiring 8/10/00 .........      3,497       3,315,000       3,343,950          (28,950)
British Pound, expiring 8/10/00 ..........        779       1,178,000       1,179,712           (1,712)
Japanese Yen, expiring 8/10/00 ...........    200,983       1,919,000       1,907,830           11,170
                                                                                             ---------
                                                                                             $  42,704
                                                                                             =========

Investment security transactions for the period ended June 30, 2000 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $25,354,560
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      1,060,055

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........     $ 20,315,168
Aggregate gross unrealized depreciation .........       (5,655,050)
                                                      ------------
Net unrealized appreciation .....................     $ 14,660,118
                                                      ============
Federal income tax cost of investments ..........     $104,226,382
                                                      ============

At June 30, 2000, the Portfolio had loaned securities with a total value of $9,472,519, which was secured by collateral of $10,105,976 of which $633,457 was in the form of U.S. Government securities.









                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                  NUMBER OF              VALUE
                                                   SHARES               (NOTE 1)
                                            --------------------   -----------------
COMMON STOCKS:
BASIC MATERIALS (3.4%)
CHEMICALS (0.3%)
Dionex Corp.* ...........................     2,000                $    53,500
Geon Co. ................................     1,700                     31,450
Georgia Gulf Corp. ......................     2,900                     60,356
Octel Corp.* ............................       600                      4,688
Spartech Corp. ..........................     1,100                     29,700
Stepan Co. ..............................       300                      6,975
Wellman, Inc. ...........................     2,400                     38,850
                                                                   -----------
                                                                       225,519
                                                                   -----------
CHEMICALS--SPECIALTY (1.2%)
A. Schulman, Inc. .......................     3,200                     38,600
Airgas, Inc.* ...........................     4,300                     24,456
Albemarle Corp. .........................     1,940                     38,315
Arch Chemicals, Inc. ....................     1,800                     39,375
Bush Boake Allen, Inc.* .................       300                     13,125
Cambrex Corp. ...........................     1,800                     81,000
ChemFirst, Inc. .........................     1,100                     26,538
Crompton Corp. ..........................     8,465                    103,696
Cytec Industries, Inc.* .................     3,600                     88,875
Ethyl Corp. .............................     4,800                     12,000
Ferro Corp. .............................     2,500                     52,500
H.B. Fuller Co. .........................     1,400                     63,787
International Specialty Products,
  Inc. ..................................       500                      2,844
Lilly Industries, Inc., Class A .........     1,700                     51,106
M.A. Hanna Co. ..........................     3,400                     30,600
MacDermid, Inc. .........................     1,100                     25,850
Minerals Technologies, Inc. .............     1,700                     78,200
NCH Corp. ...............................       400                     14,475
NL Industries, Inc. .....................     1,300                     19,825
OM Group, Inc. ..........................     2,200                     96,800
Omnova Solutions Inc ....................     1,900                     11,875
Terra Industries, Inc. ..................     1,200                      1,275
U.S. Plastic Lumber Co.* ................     3,200                     14,100
W.R. Grace & Co.* .......................     5,000                     60,625
                                                                   -----------
                                                                       989,842
                                                                   -----------
METALS & MINING (0.8%)
Alltrista Corp.* ........................       600                     12,825
Battle Mountain Gold Co. ................   14,700                      32,156
Castle (A.M) & Co. ......................      600                       4,988
Cleveland-Cliffs, Inc. ..................    1,200                      30,975
Commercial Metals Co. ...................      800                      22,000
Intermet Corp. ..........................    1,800                      12,375
Kaiser Aluminum* ........................    1,500                       6,000
Lawson Products, Inc. ...................      300                       7,388
MAXXAM, Inc.* ...........................      200                       3,550
MDU Resources Group, Inc. ...............    4,200                      90,825
Mueller Industries, Inc.* ...............    2,700                      75,600
RTI International Metals, Inc.* .........      700                       7,963
Southern Peru Copper Corp. ..............    1,600                      19,500
Stillwater Mining Co.* ..................    2,900                      80,837
Timken Co. ..............................    4,800                      89,400
Titanium Metals Corp. ...................    1,500                       7,031
USEC, Inc. ..............................   10,000                      46,250
Wolverine Tube, Inc.* ...................      600                      10,200
Worthington Industries, Inc. ............    7,300                      76,650
                                                                   -----------
                                                                       636,513
                                                                   -----------


                                                  NUMBER OF              VALUE
                                                   SHARES               (NOTE 1)
                                            --------------------   -----------------
PAPER (0.6%)
Buckeye Technologies, Inc.* .............    1,800                 $    39,487
Caraustar Industries, Inc. ..............    1,900                      28,737
Champion Enterprises, Inc.* .............    2,500                      12,188
Chesapeake Corp. ........................    1,800                      53,325
Ivex Packaging Corp.* ...................    2,600                      28,925
Longview Fibre, Co. .....................    4,400                      48,675
P. H. Glatfelter Co. ....................    1,800                      18,338
Potlatch Corp. ..........................    2,200                      72,875
Rayonier, Inc. ..........................    2,400                      86,100
Rock-Tenn Co., Class A ..................      700                       5,994
Schweitzer-Mauduit
  International, Inc. ...................    1,000                      12,500
Wausau-Mosinee Paper Corp. ..............    3,800                      32,537
                                                                   -----------
                                                                       439,681
                                                                   -----------
STEEL (0.5%)
Bethlehem Steel Corp.* ..................   10,709                      38,151
Carpenter Technology Corp. ..............    1,400                      29,575
Gibraltar Steel Corp. ...................      400                       5,600
Lone Star Technologies, Inc.* ...........    2,100                      97,125
LTV Corp. ...............................   10,800                      31,050
Maverick Tube Corp.* ....................    1,800                      52,425
National Steel Corp., Class B ...........    1,000                       4,188
Oregon Steel Mills, Inc. ................    1,200                       2,325
Quanex Corp. ............................      900                      13,388
Reliance Steel & Aluminum Co.                1,500                      28,687
Rouge Industries, Inc., Class A .........    1,000                       3,000
Ryerson Tull, Inc. ......................    1,096                      11,371
Steel Dynamics, Inc.* ...................    4,200                      38,062
Valmont Industries ......................    1,100                      21,862
                                                                   -----------
                                                                       376,809
                                                                   -----------
  TOTAL BASIC MATERIALS .................                            2,668,364
                                                                   -----------
BUSINESS SERVICES (8.6%)
ENVIRONMENTAL CONTROL (0.9%)
AgriBioTech, Inc.* ......................    4,500                         113
American States Water Co.* ..............      400                      11,900
Cadiz, Inc.* ............................    2,000                      16,000
Calgon Carbon Corp. .....................    2,000                      15,500
California Water Service Group ..........      600                      14,550
Casella Waste Systems, Inc.* ............      800                       8,600
Cataytica, Inc.* ........................    5,500                      60,500
CCC Information Services
  Group* ................................    1,900                      20,187
CLARCOR, Inc. ...........................    1,650                      32,794
Donaldson Co., Inc. .....................    2,900                      57,275
E'Town Corp. ............................      900                      59,794
IMCO Recycling, Inc. ....................      700                       3,806
Ionics, Inc.* ...........................    1,200                      36,750
IT Group, Inc.* .........................    1,300                       6,338
Mine Saftey Appliances Co. ..............      600                      14,400
Mississippi Chemical Corp. ..............    1,500                       7,125
ONEOK, Inc. .............................    2,600                      67,437
Philadelphia Suburban Corp. .............    2,800                      57,400
Rollins, Inc. ...........................    1,800                      26,775
Stericycle, Inc.* .......................    1,500                      36,000
Tejon Ranch Co. .........................      700                      15,794
Tetra Tech, Inc.* .......................    2,912                      66,612
Thermo Ecotek Corp.* ....................    1,100                      10,312
US Liquids, Inc.* .......................    1,500                       8,250

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
Waste Connections, Inc.* .............   1,200                  $    23,700
Waste Industries, Inc.* ..............     500                        5,375
                                                                -----------
                                                                    683,287
                                                                -----------
PRINTING, PUBLISHING, BROADCASTING (2.7%)
Ackerely group, Inc. .................   1,100                       12,925
ACTV, Inc.* ..........................   3,000                       44,812
Analysts International Corp. .........   2,600                       24,213
Autobytel.com, Inc.* .................   1,300                        8,003
Banta Corp. ..........................   1,500                       28,406
Bowne & Co. ..........................   2,700                       27,169
Citadel Communications Corp.*.........   2,000                       69,875
Consolidated Graphics, Inc.* .........   1,200                       11,250
Cumulus Media, Inc., Class A* ........   1,900                       17,338
Direct Focus, Inc.* ..................   1,000                       49,000
E4L, Inc.* ...........................   1,300                        1,056
Emmis Broadcasting Corp.,
  Class A* ...........................   3,400                      140,675
Entercom Communications Corp.            1,800                       87,750
Gaylord Entertainment Co. ............   1,200                       25,800
Gray Communication System ............     600                        5,888
Grey Advertising, Inc. ...............      40                       20,800
HA-LO Industries, Inc.* ..............   2,800                       15,750
IDG Books Worldwide, Inc.* ...........     600                        5,438
Information Holdings, Inc. ...........     700                       25,900
Journal Register Co.* ................   3,000                       54,750
Lee Enterprises, Inc. ................   3,100                       72,269
Macrovision Corp. ....................   2,300                      147,020
Mail-Well, Inc.* .....................   2,200                       18,975
MessageMedia, Inc.* ..................   2,200                        7,700
On Command Corp.* ....................     800                       11,400
Paxson Communications Corp.*..........   1,700                       13,600
Pegasus Communications Corp.*.........   2,100                      103,031
Penton Media, Inc. ...................   1,900                       66,500
Playboy Enterprises, Inc.,
  Class B* ...........................   1,300                       16,738
Pulitzer, Inc. .......................     300                       12,656
R.H. Donnelly Corp.* .................   2,400                       46,500
Radio One, Inc. ......................   2,000                       44,125
Radio One, Inc.* .....................   1,000                       29,562
Saga Communications, Inc. ............     400                        8,800
Scholastic Corp.* ....................   1,200                       73,350
Sinclair Broadcast Group, Inc.* ......   2,800                       30,800
Sirius Satellite Radio, Inc.* ........   2,100                       93,056
Source Media, Inc.* ..................   1,700                        6,641
Standard Register Co. ................   1,100                       15,675
True North Communications ............   3,700                      162,800
United Television, Inc. ..............     300                       38,625
Valley Media, Inc.* ..................   1,100                        3,850
Value Line, Inc. .....................     100                        3,850
Valuevision Intl, Inc., Class A* .....   2,800                       67,200
Westwood One, Inc.* ..................   5,900                      201,337
Young Broadcasting Corp.,
  Class A* ...........................   1,200                       30,825
Youthstream Media Networks,
  Inc. ...............................   2,100                       11,813
Zebra Technologies Corp.,
  Class A* ...........................   2,100                       93,056
Ziff-Davis, Inc.--ZDNet* .............   1,100                        9,900


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
Ziff-Davis, Inc.* ....................   1,900                  $    17,100
Zomax, Inc.* .........................   2,300                       30,187
                                                                -----------
                                                                  2,165,739
                                                                -----------
PROFESSIONAL SERVICES (3.8%)
ABM Industries, Inc. .................   1,100                       25,300
Administaff, Inc.* ...................     900                       57,150
ADVO, Inc.* ..........................   1,300                       54,600
AHL Services, Inc.* ..................   1,200                        7,350
Albany Molecular Research,
  Inc.* ..............................     700                       38,106
Alexander & Baldwin, Inc. ............   3,300                       72,806
Alterra Healthcare Corp.* ............   1,300                        2,600
American Retirement Corp.* ...........   1,600                        8,900
AnswerThink Consulting Group,
  Inc.* ..............................   2,700                       44,887
Applied Graphics Technologies,
  Inc.* ..............................   2,560                       10,880
Bacou USA, Inc.* .....................     300                        6,000
Berlitz International, Inc.* .........     400                        3,600
Billing Concepts Corp.* ..............   2,500                       11,094
Bright Horizons Family
  Solutions, Inc.* ...................   1,100                       23,512
Brightpoint, Inc.* ...................   3,800                       32,894
Burns International Services
  Corp.* .............................   1,200                       15,000
CACI International, Inc.,
  Class A* ...........................   1,200                       23,400
Cambridge Tech Partners, Inc.* .......   3,700                       32,259
Career Education Corp.* ..............     500                       24,250
Careerbuilder, Inc. ..................   1,100                        3,644
CDI Corp.* ...........................     900                       18,338
Century Business Services, Inc.*......   5,000                        9,688
Cerner Corp.* ........................   2,000                       54,500
Charles River Associates, Inc.* ......   1,300                       22,913
Circle International Group, Inc. .....   1,700                       42,712
Computer Horizons Corp.* .............   2,200                       29,562
Concord Communications, Inc.*.........   1,100                       43,862
Cornell Corrections, Inc.* ...........     900                        7,200
Corporate Executive Board Co.*........     700                       41,912
Cotelligent, Inc.* ...................   1,400                        7,963
Coventry Health Care, Inc.* ..........   4,100                       54,645
Crawford & Co., Class B ..............   2,300                       25,300
Diamond Technology Partners,
  Inc.* ..............................   1,000                       88,000
Documentum, Inc.* ....................   1,100                       98,312
Dollar Thrifty Automotive
  Group, Inc.* .......................   1,900                       35,031
Education Management Corp.* ..........   1,700                       30,706
Encompass Services Corp. .............   1,966                       11,305
F.Y.I., Inc.* ........................   1,400                       47,162
First Consulting Group, Inc.* ........   1,600                        8,900
Fisher Scientific International,
  Inc.* ..............................   3,000                       74,250
Forrester Research, Inc.* ............     600                       43,687
Franklin Covey Co.* ..................   2,300                       15,956
General Binding Corp. ................     300                        2,006
Getty Images, Inc.* ..................   2,800                      103,775
Heidrick & Struggles, Inc.* ..........   1,600                      101,000
Interim Services, Inc.* ..............   4,180                       74,195

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
ITT Educational Services, Inc.* .....   1,400                  $    24,587
Kelly Services, Inc., Class A .......   1,200                       27,750
kforce.com, Inc. ....................   2,840                       19,703
Korn/Ferry International* ...........   1,600                       50,700
Kroll-O'Gara Co.* ...................   1,200                        8,025
Labor Ready, Inc.* ..................   2,250                       14,906
Landauer, Inc. ......................     400                        6,225
Lason, Inc.* ........................   3,900                        9,750
Learning Tree International,
  Inc.* .............................   1,100                       67,375
Marketing Services Group, Inc.*......   1,200                        5,325
Marketwatch.com Inc. ................     100                        1,881
Maximus, Inc.* ......................     800                       17,700
MemberWorks, Inc.* ..................   1,000                       33,625
Modem Media Poppe Tyson Inc.            1,000                       12,438
Multex.com, Inc.* ...................     900                       22,669
Navigant Consulting Co.* ............   2,550                       10,838
NCO Group, Inc.* ....................     700                       16,188
Nextera Enterprises LLC* ............   1,300                        6,216
Ogden Corp. .........................   3,400                       30,600
On Assignment, Inc.* ................   2,100                       64,050
Pegasystems, Inc.* ..................   1,900                        9,500
Per-Se Technologies, Inc.* ..........   2,866                       26,869
Personnel Group of America,
  Inc.* .............................   2,300                        6,756
Pharmaceutical Product
  Development, Inc.* ................   1,700                       35,700
Pittston Brink's Group ..............   3,472                       47,523
PrePaid Legal Services, Inc.* .......   1,400                       41,825
Primark Corp. .......................   1,400                       52,150
ProBusiness Services, Inc.* .........     950                       25,234
Professional Detailing, Inc.* .......     600                       20,438
Profit Recovery Group
  International, Inc.* ..............   2,600                       43,225
Provant, Inc. .......................   1,700                        9,563
Razorfish, Inc.* ....................     924                       14,842
Renaissance Worldwide, Inc.* ........   1,600                        2,500
Rent-Way, Inc.* .....................   1,400                       40,862
School Specialty, Inc.* .............   1,900                       35,269
SCM Microsystems, Inc.* .............     900                       54,506
Seitel, Inc.* .......................   2,500                       20,313
SITEL Corp.* ........................   2,900                       14,319
Staff Leasing, Inc.* ................   1,300                        4,631
StaffMark, Inc.* ....................   1,600                       10,700
Startek, Inc.* ......................     500                       25,187
Strayer Education, Inc. .............     800                       19,200
Superior Consultant Holdings
  Corp.* ............................     900                        4,275
Sybase, Inc.* .......................   6,700                      154,100
Technology Solutions Co.* ...........   3,050                       18,872
TeleTech Holdings, Inc.* ............   2,100                       65,231
URS Corp.* ..........................     900                       13,725
US Office Products Co.* .............   2,700                        1,013
Veritas DGC, Inc.* ..................   1,900                       49,400
Visual Networks, Inc.* ..............   2,200                       62,700
Volt Infomation Sciences, Inc.* .....     500                       16,469
Wackenhut Corp., Class A ............     600                        7,763
Wackenhut Corrections Corp.* ........     500                        3,750
Wallace Computer Services, Inc. .....   2,800                       27,650
Xceed, Inc.* ........................   1,600                       14,600
                                                               -----------
                                                                 3,042,323
                                                               -----------


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
TRUCKING, SHIPPING (1.2%)
Airborne Freight Corp. ..............   3,500                  $    66,281
AMERCO* .............................     400                        8,000
American Freightways Corp.* .........   2,300                       33,350
Arnold Industries, Inc. .............   1,600                       19,300
C.H. Robinson Worldwide, Inc. .......   3,100                      153,450
Consolidated Freightways Corp.*......   2,700                       10,969
EGL, Inc. ...........................   1,300                       39,975
Forward Air Corp.* ..................   1,500                       60,000
Fritz Cos., Inc.* ...................   1,300                       13,406
Heartland Express, Inc.* ............   1,500                       25,031
HUB Group, Inc. .....................     100                        1,494
Iron Mountain, Inc. .................   2,380                       80,920
J.B. Hunt Transport Services, Inc.      1,900                       29,331
Kirby Corp.* ........................   1,675                       35,594
Knight Transportation, Inc.* ........     350                        5,097
Landstar Systems, Inc.* .............     900                       53,606
M.S. Carriers, Inc.* ................     500                        8,813
OMI Corp.* ..........................     400                        2,175
Overseas Shipholding Group, Inc.        1,700                       41,863
Roadway Express, Inc. ...............   1,100                       25,781
Swift Transportation Co., Inc.* .....   2,550                       35,700
USFreightways Corp. .................   1,900                       46,669
Werner Enterprises, Inc. ............   2,100                       24,281
Wisconsin Central Transport
  Corp.* ............................   5,000                       65,000
XTRA Corp.* .........................     900                       35,494
Yellow Corp.* .......................   2,500                       36,875
                                                               -----------
                                                                   958,455
                                                               -----------
  TOTAL BUSINESS SERVICES ...........                            6,849,804
                                                               -----------
CAPITAL GOODS (10.6%)
AEROSPACE (0.8%)
AAR Corp. ...........................   1,950                       23,400
Aeroflex, Inc.* .....................   1,600                       79,500
BE Aerospace, Inc.* .................   2,800                       19,250
Curtiss-Wright Corp. ................     400                       14,875
Cymer, Inc.* ........................   2,100                      100,275
Fairchild Corp.* ....................   2,646                       12,899
GenCorp, Inc. .......................   2,300                       18,400
Heico Corp. .........................     100                        1,425
Hexcel Corp.* .......................     700                        6,650
Kaman Corp., Class A ................   1,900                       20,306
Kellstrom Industries, Inc.* .........   2,000                        9,250
Moog, Inc., Class A* ................     200                        5,275
Orbital Sciences Corp.* .............   2,700                       32,906
Primex Technologies Inc. ............     600                       13,200
REMEC, Inc.* ........................   2,100                       87,938
Scott Technologies, Inc.* ...........     800                       13,750
Titan Corp.* ........................   3,800                      170,050
                                                               -----------
                                                                   629,349
                                                               -----------
BUILDING & CONSTRUCTION (1.4%)
A.O. Smith Corp. ....................   1,450                       30,359
Butler Manufacturing Co. ............     300                        5,100
Coachman Industries, Inc. ...........   1,500                       17,250
Crossmann Communities, Inc.* ........     300                        4,950
Dal-Tile International, Inc.* .......   3,700                       30,525
Del Webb Corp.* .....................   1,000                       15,313
Dycom Industries, Inc.* .............   3,050                      140,300
Elcor Corp. .........................   1,900                       43,700

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Fairfield Communities, Inc.* ........   4,200                  $    33,075
Fleetwood Enterprises, Inc. .........   3,100                       44,175
Foster Wheeler Corp. ................   4,400                       37,950
Granite Construction, Inc. ..........   1,300                       31,850
Insituform Technologies* ............   1,900                       51,538
Integrated Electrical Services,
  Inc.* .............................   2,200                       11,275
Jacobs Engineering Group, Inc.*......   1,800                       58,837
Kaufman and Broad Home Corp.            4,000                       79,250
M.D.C. Holdings, Inc. ...............   1,500                       27,938
Morrison Knudsen Corp.* .............   2,000                       14,500
National R.V. Holdings, Inc.* .......   1,200                       12,600
NCI Building Systems, Inc.* .........   1,300                       26,325
Newport News Shipbuilding, Inc.         2,600                       95,550
Nortek, Inc.* .......................     500                        9,875
Palm Harbor Homes, Inc.* ............   1,500                       21,750
Pitt-Des Moines Inc. ................     100                        1,900
Pulte Corp. .........................   3,100                       67,037
Republic Group, Inc. ................     500                        4,500
Simpson Manufacturing Co.,
  Inc.* .............................     500                       23,906
Standard Pacific Corp. ..............   2,000                       20,000
Thomas Industries, Inc. .............   1,200                       21,225
Thor Industries, Inc. ...............     600                       12,600
Toll Brothers, Inc.* ................   1,400                       28,700
Trex Company, Inc. ..................     300                       15,000
Walter Industries, Inc. .............   3,100                       35,456
Watts Industries, Inc., Class A .....   1,000                       12,625
                                                               -----------
                                                                 1,086,934
                                                               -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.6%)
Apogee Enterprises, Inc. ............   4,800                       16,950
Centex Construction Products,
  Inc. ..............................     500                       11,344
Deltic Timber Corp. .................     900                       19,237
Fedders Corp. .......................   1,500                        8,719
Florida Rock Industries, Inc. .......   1,300                       46,312
Griffon Corp.* ......................   2,000                       11,125
HomeBase, Inc.* .....................   2,600                        4,063
Hughes Supply, Inc. .................   1,800                       35,550
Kaydon Corp. ........................   2,800                       58,800
LSI Industries, Inc. ................     600                        9,113
Modine Manufacturing Co. ............   1,400                       37,800
Park Electrochemical Corp. ..........   1,000                       36,062
Sturm Ruger & Co., Inc. .............   1,900                       16,862
Texas Industries, Inc. ..............   1,600                       46,200
The Scotts Co.* .....................   1,800                       65,700
Toro Co. ............................   1,300                       42,819
Tractor Supply Co.* .................     700                       11,594
Universal Forest Products, Inc. .....     900                       12,375
                                                               -----------
                                                                   490,625
                                                               -----------
ELECTRICAL EQUIPMENT (5.6%)
ADTRAN, Inc.* .......................   1,700                      101,787
Advanced Energy Industries,
  Inc.* .............................   1,000                       58,937
AMETEK, Inc. ........................   2,300                       40,250
Applica Incorporated ................   2,000                       22,625
Applied Power, Inc., Class A ........   3,140                      105,190
Arctic Cat, Inc. ....................     900                       10,688
Barnes Group, Inc. ..................   1,000                       16,313


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Belden, Inc. ........................   1,700                  $    43,563
Benchmark Electronics, Inc.* ........   1,200                       43,875
Brooks Automation, Inc.* ............     800                       51,150
Comfort Systems USA, Inc.* ..........   1,600                        6,400
Credence Systems Corp.* .............   3,300                      182,119
Cypress Semiconductor Corp.* ........   8,700                      367,575
Dallas Semiconductor Corp. ..........   4,600                      187,450
Electro Rent Corp.* .................     700                        8,575
EMCOR Group, Inc. ...................   1,200                       27,825
Esterline Technologies Corp.* .......   1,500                       22,313
Flowserve Corp. .....................   2,900                       43,681
Franklin Electric Co., Inc. .........     400                       27,100
General Semiconductor, Inc.* ........   2,900                       42,775
Genlyte Group, Inc.* ................   1,000                       21,063
Harman International Industries,
  Inc. ..............................   1,400                       85,400
Harmon Industries, Inc. .............   1,000                       13,250
IGEN International, Inc.* ...........   1,300                       21,531
Kulicke & Soffa Industries* .........   1,800                      106,875
Lam Research Corp.* .................   9,900                      371,250
Mentor Graphics Corp.* ..............   5,000                       99,375
Methode Electronics, Inc.,
  Class A ...........................   2,700                      104,287
Mettler-Toledo International,
  Inc.* .............................   3,400                      136,000
MMC Networks, Inc.* .................   2,400                      128,250
Pioneer-Standard Electronics ........   2,600                       38,350
Plexus Corp.* .......................   1,400                      158,200
Power Integrations, Inc.* ...........   1,500                       35,344
Power-One, Inc.* ....................   1,800                      205,087
Powerwave Technologies, Inc.* .......   3,400                      149,600
Rayovac Corp.* ......................   1,900                       42,513
RPC, Inc. ...........................     600                        6,338
Sanmina Corp.* ......................   1,540                      131,670
Sawtek, Inc.* .......................   1,800                      103,612
Semtech Corp.* ......................   2,400                      183,563
Silicon Valley Group, Inc.* .........   3,000                       77,625
Siliconix, Inc.* ....................     600                       40,500
SIPEX Corp.* ........................   2,100                       58,144
Stoneridge, Inc. ....................     600                        5,250
TranSwitch Corp.* ...................   3,250                      250,859
Triquint Semiconductor, Inc.* .......   2,400                      229,650
UCAR International, Inc.* ...........   4,200                       54,862
Veeco Instruments, Inc.* ............     900                       65,925
Vicor Corp.* ........................   1,800                       62,662
Watsco, Inc. ........................   1,400                       17,500
                                                               -----------
                                                                 4,414,726
                                                               -----------
ELECTRONICS (0.2%)
Electroglas, Inc.* ..................   2,000                       43,000
Sensormatics Electronics Corp.*......   5,400                       85,387
Ultratech Stepper, Inc.* ............   2,300                       34,213
UNOVA, Inc.* ........................   3,000                       21,938
                                                               -----------
                                                                   184,538
                                                               -----------
MACHINERY (2.0%)
Agco Corp. ..........................   4,000                       49,000
Albany International Corp.* .........   1,550                       22,475
Anchor Gaming* ......................     900                       43,144
Applied Industrial Technologies,
  Inc. ..............................   1,400                       22,925
Astec Industries, Inc.* .............   1,500                       38,062

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                             NUMBER OF              VALUE
                                              SHARES               (NOTE 1)
                                       --------------------   -----------------
Asyst Technologies, Inc.* ..........   2,200                  $    75,350
Baldor Electric Co. ................   2,500                       46,562
Chart Industries, Inc. .............   2,050                        9,994
CMI Corp., Class A .................   1,700                        5,950
Cognex Corp.* ......................   3,100                      160,425
Columbus McKinnon Corp. ............   1,100                       15,263
Gardner Denver, Inc.* ..............     800                       14,300
Graco, Inc. ........................   1,250                       40,625
IDEX Corp. .........................   2,100                       66,281
Imation, Corp.* ....................   3,100                       91,062
JLG Industries, Inc. ...............   2,800                       33,250
Kennametal, Inc. ...................   2,400                       51,450
L.S. Starrett Co., Class A .........     400                        7,000
Lincoln Electric Holdings ..........   2,700                       38,475
Lindsay Manufacturing Co. ..........     750                       14,719
MagneTek, Inc.* ....................   2,600                       20,800
Manitowoc Co., Inc. ................   1,900                       50,825
MascoTech, Inc. ....................   2,600                       28,112
Milacron, Inc. .....................   2,900                       42,050
NACCO Industries, Inc.,
  Class A ..........................     400                       14,050
National Oilwell, Inc.* ............   4,003                      131,602
NationsRent, Inc.* .................   2,200                        8,388
Nordson Corp. ......................   1,000                       50,625
Presstek, Inc.* ....................   2,600                       42,412
PRI Automation, Inc.* ..............   1,700                      111,164
Regal-Beloit Corp. .................   1,400                       22,313
Robbins & Myers, Inc. ..............     400                        9,125
Sequa Corp., Class A* ..............     800                       30,550
Specialty Equipment Cos., Inc.*.....     700                       18,988
Speedfam-Ipec, Inc.* ...............   1,781                       32,392
Stewart & Stevenson Services,
  Inc. .............................   2,500                       37,656
Tennant Co. ........................     600                       22,500
Terex Corp.* .......................   1,800                       25,425
Thermo Fibertek, Inc.* .............   1,300                        6,175
Woodward Governor Co. ..............     400                       11,325
                                                              -----------
                                                                1,562,789
                                                              -----------
  TOTAL CAPITAL GOODS ..............                            8,368,961
                                                              -----------
CONSUMER CYCLICALS (8.2%)
AIRLINES (0.5%)
AirTran Holdings, Inc.* ............   6,700                       27,847
Alaska Air Group, Inc.* ............   1,600                       43,400
America West Holdings Corp.* .......   2,300                       39,387
Amtran, Inc.* ......................     500                        6,219
Atlantic Coast Airlines
  Holdings* ........................   1,000                       31,750
Atlas Air, Inc.* ...................     900                       32,287
Aviall, Inc.* ......................   1,300                        6,419
Aviation Sales Co.* ................   2,100                       12,994
Frontier Airlines, Inc.* ...........   2,200                       31,487
Mesa Air Group, inc. ...............     900                        4,978
Mesaba Holdings, Inc.* .............   1,800                       17,213
Midwest Express Holdings, Inc.*.....   1,150                       24,725
SkyWest, Inc. ......................   1,700                       63,006
Trans World Airlines, Inc.* ........   2,900                        6,344
                                                              -----------
                                                                  348,056
                                                              -----------
APPAREL & TEXTILES (1.3%)
Brown Shoe Company, Inc. ...........   1,300                       16,900
Buckle, Inc.* ......................     300                        3,525


                                             NUMBER OF              VALUE
                                              SHARES               (NOTE 1)
                                       --------------------   -----------------
Burlington Coat Factory
  Warehouse Corp. ..................   1,000                  $    10,813
Burlington Industries, Inc.* .......   4,500                        7,594
Cato Corp., Class A ................   2,100                       24,412
Charming Shoppes, Inc.* ............   8,500                       43,297
Chico's FAS, Inc.* .................   1,500                       30,000
Collins & Aikman Corp. .............   3,500                       18,156
Columbia Sportswear Co.* ...........     400                       10,750
Dan River, Inc.* ...................     900                        4,275
Donna Karan International,
  Inc.* ............................     700                        4,463
Dress Barn, Inc.* ..................   1,700                       37,612
Enesco Group, Inc. .................     700                        3,325
Finish Line, Inc., Class A* ........   2,100                       17,194
Footstar, Inc.* ....................   1,300                       43,225
G&K Services, Inc., Class A ........   2,100                       52,631
Genesco, Inc.* .....................   1,400                       22,488
Goody's Family Clothing, Inc.* .....   1,500                        8,250
Guess ?, Inc.* .....................   1,000                       14,000
Guilford Mills, Inc. ...............     800                        3,400
Gymboree Corp.* ....................   2,300                        6,900
Interface, Inc. ....................   3,700                       14,106
Just For Feet, Inc.* ...............   1,100                           28
K-Swiss, Inc. ......................   1,100                       17,531
Kellwood Co. .......................   1,800                       38,025
Michaels Stores, Inc.* .............   2,400                      109,950
Nautica Enterprises, Inc.* .........   3,200                       34,200
OshKosh B'Gosh, Inc. ...............     620                       10,153
Oxford Industries, Inc. ............     300                        5,400
Pacific Sunwear of California,
  Inc.* ............................   1,950                       36,562
Phillips-Van Heusen Corp. ..........   1,500                       14,250
Polymer Group, Inc. ................   2,300                       21,275
Quicksilver, Inc.* .................   1,300                       20,231
Reebok International Ltd.* .........   4,100                       65,344
Russell Corp. ......................   1,700                       34,000
Shoe Carnival, Inc.* ...............     900                        5,625
Stein Mart, Inc.* ..................   1,900                       19,475
Stride Rite Corp. ..................   3,800                       23,275
Talbots, Inc. ......................     900                       49,444
Tarrant Apparel Group* .............     500                        4,469
Timberland Co., Class A* ...........     900                       63,731
Unifi, Inc.* .......................   3,900                       48,262
Unifirst Corp. .....................     400                        3,150
United Retail Group, Inc.* .........   1,200                       10,200
Urban Outfitters, Inc. .............     300                        2,644
Wet Seal, Inc., Class A* ...........     800                       10,500
                                                              -----------
                                                                1,045,040
                                                              -----------
AUTO RELATED (1.1%)
Action Performance Cos., Inc.* .....   2,000                       14,500
Aftermarket Technology Corp.*.......   1,000                        8,500
Arvin Industries, Inc. .............   2,600                       45,175
Autoweb.com Inc. ...................   1,500                        3,188
Avis Rent a Car, Inc.* .............   1,800                       33,750
Bandag, Inc. .......................     800                       19,400
Budget Group, Inc.* ................   1,700                        7,012
Carey International, Inc. ..........   1,600                       22,200
CSK Auto Corp.* ....................   1,200                        9,075
Detroit Diesel Corp. ...............     400                        5,900
Discount Auto Parts, Inc.* .........     900                        9,000
Dura Automotive Systems, Inc.*......   1,800                       19,462

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BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                 NUMBER OF              VALUE
                                                                                  SHARES               (NOTE 1)
                                                                           --------------------   -----------------
Exide Corp. ............................................................   2,200                  $    17,600
Hayes Lemmerz International,
  Inc.* ................................................................   1,000                       12,062
International Speedway Corp.,
  Class A ..............................................................       1                           41
Keystone Automotive Industries,
  Inc.* ................................................................   2,100                       14,569
Littelfuse, Inc.* ......................................................   1,900                       93,100
Mark IV Industries, Inc. ...............................................   4,100                       85,587
McGrath Rentcorp .......................................................   1,000                       17,000
Midas, Inc. ............................................................   1,100                       22,000
Miller Industries, Inc.* ...............................................   1,900                        3,444
Monaco Coach Corp.* ....................................................   1,000                       13,625
National Equipment Services* ...........................................   1,000                        6,000
Neff Corp. .............................................................     200                          763
O'Reilly Automotive, Inc.* .............................................   2,300                       31,912
Pennzoil-Quaker State Co. ..............................................   7,200                       86,850
Pep Boys Manny Moe & Jack ..............................................   3,400                       20,400
Precision Castparts Corp. ..............................................   2,100                       95,025
Rollins Truck Leasing Corp. ............................................   3,350                       23,241
Sauer, Inc. ............................................................     600                        5,925
Simpson Industries .....................................................     600                        4,519
Skyline Corp. ..........................................................     500                       10,750
Standard Motor Products, Inc. ..........................................     400                        3,400
Superior Industries International,
  Inc. .................................................................   1,700                       43,775
Titan International, Inc. ..............................................   1,600                        8,500
Tower Automotive, Inc.* ................................................   3,400                       42,500
United Auto Group, Inc.* ...............................................   1,200                       10,950
Westinghouse Air Brake Co. .............................................     100                        1,038
Wynn's International, Inc. .............................................     800                       18,150
                                                                                                  -----------
                                                                                                      889,888
                                                                                                  -----------
AUTOS & TRUCKS (0.2%)
American Axle & Manufacturing
  Holdings, Inc. .......................................................     200                        2,838
ASV, Inc.* .............................................................     900                       12,937
Copart, Inc.* ..........................................................   2,900                       46,400
Covenant Transport, Inc.,
  Class A ..............................................................     200                        1,600
Delco Remy International, Inc. .........................................     700                        5,819
Group 1 Automotive, Inc.* ..............................................     700                        8,400
Lithia Motors, Inc.* ...................................................     700                        9,362
Oshkosh Truck Corp. ....................................................   1,600                       57,200
Wabash National Corp. ..................................................   1,200                       14,325
                                                                                                  -----------
                                                                                                      158,881
                                                                                                  -----------
FOOD SERVICES, LODGING (1.3%)
Applebee's International, Inc. .........................................   2,300                       69,719
Avado Brands, Inc. .....................................................   5,000                        7,500
Bob Evans Farms, Inc. ..................................................   3,300                       49,294
Buffets, Inc.* .........................................................   3,200                       40,600
CBRL Group, Inc. .......................................................   3,700                       54,344
CEC Entertainment, Inc.* ...............................................   1,800                       46,125
Cheesecake Factory, Inc.* ..............................................   2,025                       55,687
CKE Restaurants, Inc. ..................................................   3,300                        9,900
Consolidated Products, Inc.* ...........................................   1,815                       16,335
Crestline Capital Corp.* ...............................................   1,100                       18,769
Extended Stay America, Inc.* ...........................................   5,500                       50,875
IHOP Corp.* ............................................................   1,500                       25,125
Jack in the Box, Inc.* .................................................   3,100                       76,337


                                                                                 NUMBER OF              VALUE
                                                                                  SHARES               (NOTE 1)
                                                                           --------------------   -----------------
Landry's Seafood Resaurants,
  Inc.* ................................................................   2,100                  $    17,850
Lone Star Steakhouse & Saloon,
  Inc.* ................................................................   3,400                       34,425
Marcus Corp. ...........................................................   2,100                       25,463
MeriStar Hospitality Corp. .............................................   3,978                       83,538
Morrison Management Specialist,
  Inc. .................................................................     660                       18,604
NPC International, Inc.* ...............................................     500                        4,484
O'Charley's, Inc.* .....................................................   1,400                       19,075
P.F. Chang's China Bistro, Inc.* .......................................     500                       15,969
Papa John's International, Inc.* .......................................   1,300                       31,850
Prime Hospitality Corp.* ...............................................   4,100                       38,694
Rare Hospitality International,
  Inc. .................................................................   1,300                       36,725
Ruby Tuesday, Inc. .....................................................   4,600                       57,787
Ryan's Family Steak Houses,
  Inc.* ................................................................   1,900                       16,031
Sonic Corp.* ...........................................................   1,300                       38,188
Sunterra, Corp.* .......................................................   5,000
Vail Resorts, Inc.* ....................................................   1,200                       19,575
Wyndham International,
  Class A* .............................................................   7,800                       19,500
                                                                                                  -----------
                                                                                                      998,368
                                                                                                  -----------
HOUSEHOLD FURNITURE, APPLIANCES (1.0%)
Aaron Rents, Inc. ......................................................   1,000                       12,563
American Woodmark Corp. ................................................     600                       12,300
Basset Furniture Industries, Inc. ......................................     600                        7,575
Bush Industries, Class A ...............................................     200                        3,200
Central Garden & Pet Co.* ..............................................   1,600                       14,350
Cheap Tickets, Inc.* ...................................................     700                        8,400
Cost Plus, Inc.* .......................................................   1,800                       51,637
Department 56, Inc.* ...................................................   1,400                       15,400
Ethan Allen Interiors, Inc. ............................................   3,200                       76,800
Furniture Brands International,
  Inc.* ................................................................   4,300                       65,037
Haverty Furniture Cos., Inc. ...........................................   1,400                       11,900
Heilig-Meyers Co. ......................................................   5,700                        6,769
Insight Enterprises, Inc.* .............................................   1,500                       88,969
Kimball International, Inc.,
  Class B ..............................................................   2,200                       32,450
La-Z-Boy, Inc. .........................................................   3,600                       50,400
Libbey, Inc. ...........................................................     900                       28,913
Mikasa, Inc. ...........................................................   1,200                       13,200
National Presto Industries, Inc. .......................................     300                        9,225
Pier 1 Imports, Inc. ...................................................   8,300                       80,925
Pillowtex Corp. ........................................................   1,700                        7,225
Rent A Center, Inc.* ...................................................   1,400                       31,500
Restoration Hardware, Inc.* ............................................   1,700                        9,350
Salton, Inc.* ..........................................................     900                       33,187
SLI, Inc.* .............................................................   1,150                       13,944
Spiegel, Inc., Class A* ................................................   2,100                       17,850
Spring Industries, Inc., Class A .......................................   1,100                       35,406
Sunbeam Corp.* .........................................................   8,283                       28,473
The Bombay Co., Inc.* ..................................................   2,700                        7,931
Virco Mfg. Corp. .......................................................     770                       11,358
                                                                                                  -----------
                                                                                                      786,237
                                                                                                  -----------
LEISURE RELATED (1.0%)
AMC Entertainment, Inc.* ...............................................   1,700                        8,288

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
AMF Bowling, Inc.* ...................   3,700                  $       694
Argosy Gaming Co.* ...................   2,300                       33,062
Aztar Corp.* .........................   4,000                       62,000
Bally Total Fitness Holding
  Corp.* .............................   2,000                       50,750
Boca Resorts, Inc.* ..................   1,400                       13,825
Boyd Gaming Corp.* ...................   1,800                       10,013
Boyds Collection Ltd.* ...............   3,700                       31,450
Callaway Golf Co. ....................   5,600                       91,350
Carmike Cinemas, Inc., Class A*.......     800                        3,100
Championship Auto Racing
  Teams, Inc.* .......................     400                       10,200
Churchill Downs, Inc. ................     300                        7,013
Dover Downs Entertainment ............     500                        7,000
Family Golf Centers, Inc.* ...........   2,800                          644
GC Cos., Inc.* .......................     400                        8,950
GTECH Holdings Corp.* ................   2,400                       54,450
Jakks Pacific, Inc.* .................   1,200                       17,700
Marvel Enterprises, Inc.* ............   1,200                        7,500
Midway Games, Inc.* ..................   2,059                       16,601
ParkerVision, Inc.* ..................     700                       35,306
Pegasus Systems, Inc.* ...............   1,550                       16,856
Pinnacle Entertainment Inc. ..........   2,200                       42,762
Polaris Industries, Inc. .............   1,500                       48,000
Racing Champions Corp.* ..............   2,000                        3,375
Scientific Games Holdings
  Corp.* .............................     800                       19,650
SCP Pool Corp.* ......................   1,800                       42,300
Station Casinos, Inc.* ...............   2,200                       55,000
Steinway Musical Instruments,
  Inc.* ..............................     700                       11,550
Topps Co. (The)* .....................   4,700                       54,050
Trendwest Resorts, Inc.* .............     400                        6,450
West Marine, Inc.* ...................     900                        6,159
WMS Industries, Inc.* ................   2,600                       40,137
                                                                -----------
                                                                    816,185
                                                                -----------
PHOTO & OPTICAL (0.3%)
BMC Industries, Inc. .................   2,000                        8,125
CPI Corp. ............................     700                       14,788
Metromedia International Group,
  Inc.* ..............................   4,000                       19,000
Oakley, Inc.* ........................   1,400                       16,100
Ocular Sciences, Inc.* ...............   1,700                       19,975
Polaroid Corp. .......................   3,000                       54,187
Sola International, Inc.* ............   3,200                       15,600
Sunglass Hut International, Inc.*.....   2,600                       21,369
Wesley Jessen Visioncare, Inc.* ......   1,800                       67,612
                                                                -----------
                                                                    236,756
                                                                -----------
RETAIL--GENERAL (1.5%)
7-Eleven, Inc. .......................   2,200                       30,250
99 Cents Only Stores* ................     833                       33,216
Ames Department Stores, Inc.* ........   2,300                       17,825
AnnTaylor Stores Corp.* ..............   1,400                       46,375
BarnesandNoble.com, Inc.* ............   3,000                       19,594
bebe stores, Inc .....................     700                        5,863
Beyond.com Corp.* ....................   2,500                        3,359
Borders Group, Inc.* .................   5,700                       88,706
Casey's General Stores, Inc. .........   4,900                       50,837
CDnow, Inc.* .........................     932                        2,883


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
CellStar Corp.* ......................   2,400                  $     6,675
Children's Place Retail Stores,
  Inc.* ..............................   1,000                       20,500
Coldwater Creek, Inc.* ...............     600                       18,075
CSS Industries, Inc. .................     300                        6,131
Cyberian Outpost, Inc. ...............   1,400                        6,738
Daisytek International Corp.* ........   2,100                       19,819
David's Bridal, Inc.* ................     800                        9,250
dELiA*s, Inc.* .......................   1,000                        2,375
Egghead.com, Inc.* ...................   1,391                        4,086
Electronics Boutique Holdings
  Corp.* .............................   1,100                       18,013
Factory 2-U Stores, Inc.* ............   1,200                       45,375
Fatbrain.com, Inc.* ..................   1,100                        7,253
Fossil, Inc.* ........................   1,450                       28,184
Guitar Center, Inc.* .................   1,700                       17,850
Handleman Co.* .......................   2,200                       27,500
Hanover Direct, Inc.* ................   5,500                        8,594
Hollywood Entertainment
  Corp.* .............................   2,000                       15,750
InterTan, Inc.* ......................   1,850                       21,738
JLK Direct Distribution, Inc.,
  Class A* ...........................     900                        4,613
Jo-Ann Stores, Inc., Class A* ........     900                        6,300
Kenneth Cole Productions,
  Class A* ...........................     450                       18,000
Lands' End, Inc.* ....................     900                       30,037
Men's Wearhouse, Inc.* ...............   1,743                       38,891
Merisel Inc. .........................   8,500                        6,375
Mills Corp. ..........................   1,700                       31,981
Movado Group, Inc. ...................   1,900                       22,800
MSC Industrial Direct Co.* ...........   1,800                       37,687
Musicland Stores Corp.* ..............   1,800                       13,388
OfficeMax, Inc.* .....................   8,000                       40,000
Oneida Ltd. ..........................     900                       15,975
Party City Corp.* ....................     300                          810
PC Connection, Inc.* .................     750                       42,750
pcOrder.com, Inc.* ...................     400                        3,100
PETsMART, Inc.* ......................   7,100                       23,962
Regis Corp. ..........................   2,550                       31,875
Russ Berrie & Co., Inc. ..............     600                       11,550
Shop At Home, Inc.* ..................   1,600                        7,475
ShopKo Stores, Inc.* .................   2,700                       41,512
Trans World Entertainment
  Corp.* .............................   2,150                       26,069
Tuesday Morning Corp.* ...............     800                        8,400
Tweeter Home Entertainment
  Group, Inc.* .......................   1,000                       30,375
U.S. Franchise Systems, Inc.* ........   2,700                       12,994
Value America, Inc. ..................   3,800                        4,156
Value City Department Stores,
  Inc.* ..............................     700                        6,650
WD-40 Co. ............................   1,000                       20,750
Wesco International, Inc.* ...........   1,900                       18,169
Whitehall Jewelers, Inc.* ............   1,200                       22,350
Winnebago Industries, Inc. ...........   1,100                       14,369
Wolverine World Wide, Inc. ...........   2,700                       26,662
                                                                -----------
                                                                  1,202,839
                                                                -----------
  TOTAL CONSUMER CYCLICALS ...........                            6,482,250
                                                                -----------

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BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                 NUMBER OF              VALUE
                                                                                  SHARES               (NOTE 1)
                                                                           --------------------   -----------------
CONSUMER NON-CYCLICALS (15.8%)
BEVERAGES (0.2%)
Beringer Wine Estates Holdings,
  Inc., Class B* .......................................................   1,200                  $    42,375
Canandaigua Wine, Inc.* ................................................   1,300                       65,569
Coca Cola Bottling Co. .................................................     300                       13,650
Robert Modavi Corp., Class A* ..........................................     900                       27,619
                                                                                                  -----------
                                                                                                      149,213
                                                                                                  -----------
CONTAINERS (0.3%)
AEP Industries, Inc. ...................................................     100                        2,525
CUNO, Inc.* ............................................................   1,700                       39,312
EarthShell Corp.* ......................................................   2,800                        8,488
Gaylord Container Corp.,
  Class A* .............................................................   3,900                       10,481
Graphic Packaging International
  Corp. ................................................................     700                        1,488
Greif Brothers Corp., Class A ..........................................   1,000                       30,750
Interpool, Inc. ........................................................     600                        5,850
Liqui-Box Corp. ........................................................     200                        9,900
Silgan Holdings, Inc.* .................................................     600                        5,888
Tupperware Corp. .......................................................   5,200                      114,400
U.S Can Corp. ..........................................................     500                        8,687
                                                                                                  -----------
                                                                                                      237,769
                                                                                                  -----------
DRUGS (5.6%)
Algos Pharmaceuticals Corp.* ...........................................     800                       12,200
Alkermes, Inc.* ........................................................   4,000                      188,500
Alpharma, Inc. .........................................................   1,400                       87,150
AmeriSource Health Corp.
  Class A* .............................................................   3,700                      114,700
Anesta Corp.* ..........................................................   1,300                       32,338
Applied Analytical Industries,
  Inc.* ................................................................   1,000                        9,594
Aviron* ................................................................   1,500                       46,312
Barr Laboratories, Inc.* ...............................................   1,500                       67,219
Bio-Rad Laboratories, Inc.,
  Class A* .............................................................     500                       12,500
Block Drug Co., Inc., Class A ..........................................     833                       35,246
Carter-Wallace, Inc. ...................................................   1,900                       38,237
Celgene Corp.* .........................................................   4,900                      288,487
Cell Pathways, Inc. ....................................................   1,500                       35,250
Cephalon, Inc.* ........................................................   2,400                      143,700
ChiRex, Inc.* ..........................................................   1,600                       32,000
Columbia Laboratories, Inc.* ...........................................   2,600                       14,950
Corixa Corp.* ..........................................................   1,700                       72,994
Coulter Pharmaceutical, Inc.* ..........................................   1,200                       24,600
Cygnus, Inc.* ..........................................................   2,300                       32,775
Duane Reade, Inc.* .....................................................   1,700                       43,775
Dura Pharmaceuticals, Inc.* ............................................   4,200                       60,375
Duramed Pharmaceuticals, Inc.*..........................................   3,100                       16,856
EntreMed, Inc.* ........................................................   1,000                       29,938
Enzon, Inc.* ...........................................................   3,400                      144,500
GelTex Pharmaceuticals, Inc.* ..........................................   1,800                       36,788
Gilead Sciences, Inc.* .................................................   3,692                      262,593
Guilford Pharmaceuticals, Inc.* ........................................   2,000                       30,125
Hemispherx Biopharma, Inc. .............................................   2,300                       12,938
Henry Schein, Inc. .....................................................     800                       17,300
Herbalife International, Class A........................................     800                        7,000
IDEC Pharmaceuticals Corp.* ............................................   3,400                      398,862
Incyte Pharmaceuticals, Inc.* ..........................................   2,200                      180,812
Isis Pharmaceuticals, Inc.* ............................................   2,500                       36,250


                                                                                 NUMBER OF              VALUE
                                                                                  SHARES               (NOTE 1)
                                                                           --------------------   -----------------
Jones Pharma, Inc. .....................................................   4,625                  $   184,711
King Pharmaceuticals, Inc.* ............................................   3,739                      164,049
Ligand Pharmaceuticals, Inc.,
  Class B* .............................................................   3,700                       48,794
Macrochem Corp/Delaware ................................................   2,300                       11,141
Medicis Pharmaceutical Corp.,
  Class A* .............................................................   2,100                      119,700
Millennium Pharmaceuticals,
  Inc.* ................................................................   7,200                      805,500
NBTY, Inc.* ............................................................   5,000                       31,875
NCS HealthCare, Inc., Class A*..........................................   2,800                        2,100
PathoGenesis Corp.* ....................................................   1,200                       31,200
Perrigo Co.* ...........................................................   5,500                       34,719
Pharmaceutical Resources Inc. ..........................................   1,000                        5,250
Pharmacyclics, Inc.* ...................................................   1,100                       67,100
SafeScience, Inc. ......................................................     500                        2,625
SICOR, Inc.* ...........................................................   7,600                       60,800
Syncor International Corp.--
  Del.* ................................................................   1,000                       72,000
Triangle Pharmaceuticals, Inc.* ........................................   2,400                       21,750
Twinlab Corp.* .........................................................   1,400                        8,925
Vertex Pharmaceuticals, Inc.* ..........................................   2,000                      210,750
West Pharmaceutical Services ...........................................     757                       16,370
                                                                                                  -----------
                                                                                                    4,466,223
                                                                                                  -----------
FOODS (1.3%)
Agribrands International, Inc.* ........................................     700                       29,356
American Italian Pasta Co.* ............................................   1,400                       28,962
Aurora Foods, Inc.* ....................................................   3,100                       12,400
Chiquita Brands International,
  Inc. .................................................................   4,200                       16,538
Corn Products International, Inc.                                          2,500                       66,250
Del Monte Foods Co.* ...................................................   3,400                       23,162
Delta & Pine Land Co. ..................................................   2,700                       67,669
Dreyer's Grand Ice Cream, Inc. .........................................   1,200                       25,200
Earthgrains Co. ........................................................   3,100                       60,256
Hain Celestial Group, Inc. .............................................   2,100                       77,044
International Home Foods, Inc.*.........................................   2,800                       58,625
International Multifoods Corp. .........................................   1,400                       24,237
J.M. Smucker Co., Class A ..............................................   1,700                       32,725
Lance, Inc. ............................................................   2,900                       26,100
Michael Foods, Inc. ....................................................   1,700                       41,650
Performance Food Group Co.* ............................................   1,400                       44,800
Pilgrims Pride Corp. ...................................................   1,300                        9,263
Ralcorp Holdings, Inc.* ................................................   2,080                       25,480
Riviana Foods, Inc. ....................................................     800                       13,950
Sanderson Farms, Inc. ..................................................   1,000                        8,000
Smithfield Foods, Inc.* ................................................   3,900                      109,444
Suiza Foods Corp.* .....................................................   2,400                      117,300
SuperGen, Inc.* ........................................................   1,800                       65,250
Universal Foods Corp. ..................................................   3,400                       62,900
Vlasic Foods International, Inc.*.......................................   1,300                        2,113
Zapata Corp.* ..........................................................     600                        1,875
                                                                                                  -----------
                                                                                                    1,050,549
                                                                                                  -----------
HOSPITAL SUPPLIES & SERVICES (7.8%)
Abgenix, Inc.* .........................................................   1,900                      227,733
Accredo Health, Inc. ...................................................     750                       25,922
Acuson Corp.* ..........................................................   1,300                       17,550
Advance Paradigm, Inc.* ................................................   2,000                       41,000
Affymetrix, Inc.* ......................................................   1,400                      231,175
ALARIS Medical, Inc.* ..................................................     700                        1,225

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BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
AmeriPath, Inc.* .....................     1,100                $     9,763
Apria Healthcare Group, Inc.* ........     3,700                     45,325
Arrow International, Inc. ............     1,200                     40,200
Beverly Enterprises, Inc.* ...........     5,500                     15,469
Bindley Western Industries, Inc. .....     1,966                     51,976
Bio-Technology General Corp.* ........     3,900                     51,431
Biomatrix, Inc.* .....................       900                     20,362
Capital Senior Living Corp.* .........       500                      1,469
Caremark Rx, Inc.* ...................   15,900                     108,319
CareMatrix Corp.* ....................      400                         213
Chemed Corp. .........................    1,100                      31,006
Closure Medical Corp.* ...............      400                       9,200
Coherent, Inc.* ......................    2,100                     176,137
Coinstar, Inc.* ......................    1,600                      16,100
CONMED Corp.* ........................    1,600                      41,400
Cooper Cos., Inc. ....................    1,400                      50,925
COR Therapeutics, Inc.* ..............    1,800                     153,562
Covance, Inc.* .......................    4,300                      37,894
Cyberonics, Inc.* ....................    1,800                      21,600
Cytyc Corp.* .........................    2,800                     149,450
Datascope Corp. ......................    1,200                      43,200
Dendrite International, Inc.* ........    2,200                      73,287
Diagnostic Products Corp. ............      700                      22,400
Eclipse Surgical Technologies,
  Inc.* ..............................    2,100                       9,188
Eclipsys Corp.* ......................    2,600                      19,500
Enzo Biochem, Inc.* ..................    1,700                     117,300
First Health Group Corp.* ............    3,700                     121,406
Gliatech, Inc.* ......................    1,200                      24,300
Haemonetics Corp.* ...................    1,800                      37,800
Hanger Orthopedic Group, Inc.*........    2,400                      11,850
Henry Schein, Inc.* ..................    2,100                      36,225
Hooper Holmes, Inc. ..................    4,600                      36,800
Human Genome Sciences, Inc.* .........    4,200                     560,175
IDEXX Laboratories, Inc.* ............    3,000                      68,625
IDX Systems Corp.* ...................    1,300                      18,363
ImClone Systems, Inc.* ...............    2,400                     183,450
IMPATH, Inc.* ........................      900                      48,825
Inhale Therapeutic Systems,
  Inc.* ..............................    1,200                     121,762
Invitrogen Corp.* ....................      600                      45,122
Ivacare Corp. ........................    1,700                      44,625
K-V Pharmaceutical Co.,
  Class B* ...........................    1,000                      27,187
Laboratory Corp. Of America
  Holdings ...........................      510                      39,334
Laser Vision Centers, Inc.* ..........    1,800                      11,138
LaserSight, Inc.* ....................    2,000                       7,625
LCA-Vision, Inc.* ....................    3,200                       7,800
Lifepoint Hospitals, Inc.* ...........    3,000                      66,750
LTC Healthcare, Inc. .................       90                          84
Magellan Health Services, Inc.* ......    2,200                       2,750
Matria Healthcare Inc. ...............    1,300                       5,972
MedQuist, Inc.* ......................    2,700                      91,800
Mentor Corp. .........................    2,200                      59,812
Metals USA, Inc.* ....................    2,100                       9,844
Mid Atlantic Medical Services,
  Inc.* ..............................    2,900                      39,150
Neurogen Corp.* ......................    1,100                      31,762
Novoste Corp.* .......................    1,300                      79,300
Onhealth Network Co.* ................    2,000                       4,625


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
Organogenesis, Inc.* .................    2,200                 $    25,162
Orthodontic Centers of America,
  Inc.* ..............................    2,900                      65,612
Osteotech, Inc.* .....................    1,100                      11,550
Owens & Minor, Inc. ..................    2,400                      41,250
PAREXEL International Corp.*..........    1,600                      15,300
Patterson Dental Co.* ................    2,150                     109,650
PE Corp.--Celera Genomics
  Group* .............................    4,100                     383,350
Pediatrix Medical Group, Inc.* .......    1,800                      20,925
PhyCor, Inc.* ........................    7,600                       4,750
Physician Computer Network,
  Inc.* ..............................      700                           7
Priority Healthcare Corp.,
  Class B* ...........................      387                      28,759
Protein Design Labs, Inc.* ...........    1,500                     247,430
Province Healthcare Co.* .............    1,200                      43,350
ProxyMed, Inc.* ......................    1,700                       2,869
PSS World Medical, Inc.* .............    4,800                      32,250
Quest Diagnostics, Inc.* .............    3,500                     250,469
Quorum Health Group, Inc.* ...........    5,300                      54,656
Regeneron Pharmaceuticals,
  Inc.* ..............................    1,500                      44,719
Renal Care Group, Inc.* ..............    3,250                      79,473
Res-Care, Inc.* ......................    2,100                      11,288
ResMed, Inc.* ........................    2,200                      58,850
Respironics, Inc.* ...................    2,200                      39,600
Sabratek Corp.* ......................      600                          21
SangStat Medical Corp.* ..............    1,000                      28,875
Serologicals Corp.* ..................    2,050                      10,250
Sierra Health Services, Inc.* ........    2,800                       8,925
Source Information Management
  Co.* ...............................    1,500                      22,875
STERIS Corp.* ........................    4,800                      42,600
Summit Technology, Inc.* .............    3,300                      62,287
Sunrise Assisted Living, Inc.* .......    1,400                      25,900
Sunrise Medical, Inc.* ...............    1,200                       5,850
Sunrise Technology
  International* .....................    3,400                      34,000
Techne Corp.* ........................    1,800                     234,000
Theragenics Corp.* ...................    2,000                      17,125
Thermo Cardiosystems, Inc.* ..........      900                       9,000
Total Renal Care Holdings* ...........    4,200                      25,200
Transkaryotic Therapies, Inc.* .......    1,600                      58,800
Trex Medical Corp.* ..................    2,000                       4,000
Triad Hospitals, Inc.* ...............    3,200                      77,400
US Onconlogy, Inc.* ..................    5,758                      28,790
Varian Medical Systems, Inc.* ........    2,500                      97,812
Ventana Medical Systems, Inc.* .......    1,300                      30,550
Veterinary Centers of America,
  Inc.* ..............................    2,300                      31,625
Vical, Inc.* .........................    1,500                      28,875
Vital Signs Inc. .....................      300                       5,438
                                                                -----------
                                                                  6,167,009
                                                                -----------
RETAIL--FOOD (0.4%)
Advantica Restaurant Group,
  Inc.* ..............................    1,100                       1,066
Dave & Busters, Inc.* ................      500                       3,125
Fleming Cos., Inc. ...................    2,600                      33,962
Grand Union Co.* .....................    1,200                         637

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BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
Great Atlantic & Pacific Tea Co.,
  Inc. ...............................   1,400                  $    23,275
Imperial Sugar Co. ...................   1,500                        1,969
Ingles Markets, Inc., Class A ........   1,300                       13,569
J & J Snack Foods Corp. ..............     200                        3,575
Luby's Cafeterias, Inc. ..............   2,300                       18,400
Petco Animal Supplies, Inc.* .........   2,300                       45,137
Ruddick Corp. ........................   1,600                       18,900
Smart & Final, Inc.* .................     300                        2,306
United Natural Foods, Inc.* ..........   1,200                       16,500
Whole Foods Market, Inc.* ............   1,900                       78,494
Wild Oats Markets, Inc.* .............   2,300                       28,894
                                                                -----------
                                                                    289,809
                                                                -----------
SOAPS & TOILETRIES (0.1%)
American Classic Voyager* ............     800                       16,500
Chattem, Inc.* .......................   1,400                       19,162
Church & Dwight Co., Inc. ............   3,700                       66,600
Nature's Sunshine Products, Inc. .....     500                        3,500
Playtex Products, Inc.* ..............   1,500                       16,969
                                                                -----------
                                                                    122,731
                                                                -----------
TOBACCO (0.1%)
DIMON, Inc. ..........................   2,200                        4,675
Universal Corp. ......................   3,200                       67,600
                                                                -----------
                                                                     72,275
                                                                -----------
  TOTAL CONSUMER NON-CYCLICALS                                   12,555,578
                                                                -----------
CREDIT SENSITIVE (17.1%)
BANKS (4.7%)
Alabama National Bancorp/Del..........     400                        7,925
Alliance Bancorp .....................     300                        4,931
Anchor Bancorp Wisconsin, Inc. .......   1,500                       22,969
Andover Bancorp, Inc. ................     200                        5,763
Area Bancshares Corp. ................     600                       13,387
BancFirst Corp. ......................     103                        3,245
BancFirst Ohio Corp. .................     500                        8,188
BancorpSouth, Inc. ...................   4,000                       56,250
BancWest Corp. .......................   3,500                       57,531
Bank of Granite Corp. ................     550                       12,581
Bay View Capital Corp. ...............   3,171                       31,118
Brenton Banks, Inc. ..................     484                        6,716
Brookline Bancorp, Inc. ..............     600                        6,863
BSB Bancorp, Inc. ....................     300                        6,019
BT Financial Corp. ...................     730                       12,593
Capital City Bank Group, Inc. ........     150                        2,925
Capitol Federal Financial Corp. ......   7,200                       79,650
CashAmerica International, Inc. ......   1,900                       14,012
Cathay Bancorp, Inc. .................     600                       27,825
Centennial Bancorp ...................     800                        6,950
Century South Banks, Inc. ............     900                       17,437
CFS Bancorp, Inc. ....................     800                        7,325
Chemical Financial Corp. .............     761                       19,786
Chittenden Corp. .....................   3,049                       74,510
City Holdings Co. ....................   1,533                        9,006
Commerce Bancorp, Inc. ...............   2,670                      122,820
Commonwealth Bancorp, Inc. ...........     800                        9,500
Community First Bankshares,
  Inc. ...............................   5,100                       83,194
Community Trust Bancorp, Inc. ........     584                       10,330
CORUS Bankshares, Inc. ...............     500                       13,219
CPB, Inc. ............................     400                       10,000


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
CVB Financial Corp. ..................   1,412                  $    22,327
Dime Community Banshares, Inc.             900                       14,625
Downey Financial Corp. ...............   1,425                       41,325
East-West Bancorp, Inc.* .............   3,000                       43,125
F & M Bancorp ........................   1,000                       19,750
F&M National Corp. ...................   1,830                       38,430
Farmers Capital Bank Corp. ...........     300                        9,113
FCNB Corp. ...........................     400                        7,225
First Busey Corp.--Class A* ..........     500                        8,219
First Charter Corp. ..................   1,100                       17,325
First Citizens BankShares, Inc.,
  Class A ............................     300                       17,850
First Commonwealth Financial
  Corp. ..............................   4,126                       37,392
First Federal Capital Corp. ..........   1,000                       11,063
First Financial Bancorp ..............   2,360                       46,462
First Financial Bankshares, Inc. .....     530                       14,575
First Financial Corp. ................     700                       21,350
First Financial Holdings, Inc. .......   1,400                       19,250
First Indiana Corp. ..................     900                       17,887
First Merchants Corp. ................     540                       11,441
First Midwest Bancorp, Inc. ..........   3,345                       77,771
First Niagara Financial Group,
  Inc. ...............................     300                        2,813
First Republic Bank* .................   1,000                       19,937
First Sentinel Bancorp, Inc. .........   1,982                       16,290
First Source Corp. ...................     682                       10,699
First United Bankshares, Inc. ........   1,300                       19,744
First Washington Bancorp, Inc. .......   2,000                       27,875
FirstBank Corp. ......................   1,900                       35,269
FirstFed Financial Corp.* ............   1,100                       15,537
Flagstar Bancorp, Inc. ...............   1,000                        8,125
Frontier Financial Corp. .............     800                       14,700
GBC Bancorp ..........................     510                       14,917
Glacier Bancorp, Inc. ................     110                        1,451
Great Southern Bancorp, Inc. .........     100                        1,738
Greater Bay Bancorp ..................   1,500                       70,125
Hamilton Bancorp, Inc.* ..............     700                       12,250
Hancock Holding Corp. ................     500                       17,000
Harbor Florida Bancorp, Inc. .........     700                        7,306
Harleysville National Corp. ..........     415                       13,591
Harris Financial, Inc. ...............     630                        3,898
Hudson River Bancorp .................     500                        5,938
Hudson United Bancorp ................   4,592                      103,033
Imperial Bancorp* ....................   3,662                       57,219
Independence Community Bank
  Corp. ..............................   6,800                       90,100
Independent Bank Corp.--Mass..........     400                        4,525
Integra Bank Corp. ...................   1,056                       17,952
International Bancshares Corp. .......   1,187                       38,726
InterWest Bancorp, Inc. ..............     750                       10,500
Irwin Financial Corp. ................   1,000                       14,437
Local Financial Corp. ................     600                        5,006
MAF Bancorp, Inc. ....................   1,850                       33,647
Merchants New York Bancorp,
  Inc. ...............................   1,100                       18,906
Mid-America Bancorp ..................     412                       10,300
Mid-State Bancshares .................     600                       16,350
Midwest Banc Holdings, Inc. ..........     900                       12,488
Mississippi Valley Bancshares,
  Inc. ...............................     300                        7,275

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
National Bancorp of Alaska, Inc.         1,300                  $    46,637
National Penn Bancshares, Inc. .......   1,443                       29,762
Net. B@nk, Inc.* .....................   2,600                       32,337
NTB Bancorp, Inc. ....................   1,048                       11,201
OceanFirst Financial Corp. ...........   2,100                       38,719
Omega Financial Corp. ................     600                       15,150
One Valley Bancorp, Inc. .............   3,100                       96,875
Pacific Capital Bancorp ..............   1,600                       40,100
Park National Corp. ..................     630                       57,172
Peoples Holding (Companythe) .........     200                        4,000
PFF Bancorp, Inc. ....................   1,300                       23,725
Premier National Bancorp, Inc. .......   1,650                       21,450
Provident Bankshares Corp. ...........   3,398                       45,873
Republic Bancorp, Inc. ...............   4,952                       44,258
Republic Bancshares, Inc.* ...........     400                        4,800
Republic Security Financial
  Corp. ..............................   5,200                       26,000
Richmond County Financial
  Corp. ..............................   3,500                       66,937
Riggs National Corp.
  (Washington D.C.) ..................   2,400                       30,300
S & T Bancorp, Inc. ..................   1,760                       32,120
Sandy Spring Bancorp, Inc. ...........   1,000                       20,437
Santander Bancorp ....................     100                        1,275
Seacoast Financial Services
  Corp. ..............................   2,600                       24,700
Second Bancorp, Inc.* ................     400                        6,075
Shoreline Financial Corp. ............     525                        6,234
Silicon Valley Bancshares* ...........   3,600                      153,450
Simmons First National Corp. .........     300                        6,713
Sky Financial Group, Inc. ............   7,103                      113,204
South Financial Group, Inc.
  (The) ..............................   3,870                       56,115
Southwest Bancorporation of
  Texas, Inc.* .......................   2,900                       60,175
ST Francis Capital Corp. .............     100                        1,513
Staten Island Bancorp, Inc. ..........   4,100                       72,262
Sterling Bancshares, Inc., Texas .....   2,350                       25,409
Sterling Financial Corp. .............     375                        7,430
Susquehanna Bancshares, Inc. .........   2,500                       35,625
Texas Regional Bancshares, Inc.,
  Class A ............................   1,200                       30,450
Three Rivers Bancorp Inc .............     350                        2,297
Trust Co. of New Jersey ..............   1,400                       25,550
Trustco Bank Corp. (New York).........   3,810                       47,625
U.S. BANCORP, Inc. ...................     700                        2,494
U.S.B. Holding Co., Inc. .............     462                        6,526
United Bankshares, Inc. ..............   3,000                       54,562
United Community Financial ...........   3,000                       19,969
United National Bancorp ..............     948                       17,419
W Holding Co., Inc. ..................   2,500                       20,625
Washington Federal, Inc. .............   5,100                       93,075
WesBanco, Inc. .......................   1,500                       36,375
West Coast Bancorp (Oregon) ..........   1,452                       14,520
Whitney Holding Corp. ................   2,000                       68,375
                                                                -----------
                                                                  3,718,635
                                                                -----------
FINANCIAL SERVICES (2.5%)
Advanta Corp. ........................   1,700                       20,719
Advest Group, Inc. ...................     500                       10,469
Affiliated Managers Group, Inc.*......   1,900                       86,450
AMCORE Financial, Inc. ...............   2,800                       51,275


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
AmeriCredit Corp.* ...................   5,500                  $    93,500
Amresco, Inc.* .......................   6,500                        3,656
Associates First Capital Corp. .......   3,700                          118
Bank United Corp., Class A ...........   2,900                      102,044
BankAtlantic Bancorp, Inc.,
  Class B ............................   2,000                       11,750
BOK Financial Corp.* .................     521                        9,150
Center Trust, Inc. ...................     700                        3,544
Charter Municipal Mortgage
  Acceptance Co. .....................   2,200                       27,087
Citizens Banking Corp. ...............   2,751                       44,661
CompuCredit Corp.* ...................     500                       15,000
Credit Acceptance Corp.* .............   2,700                       15,019
Creditrust Corp.* ....................   1,100                        1,444
Dain Rauscher Corp. ..................   1,300                       85,800
Data Broadcasting Corp.* .............   5,100                       32,194
Doral Financial Corp. ................   1,800                       20,587
DVI, Inc.* ...........................     300                        4,800
Eaton Vance Corp. ....................   2,300                      106,375
Enhance Financial Services
  Group, Inc. ........................   1,600                       23,000
Fidelity Holdings, Inc. ..............   2,750                        3,438
Financial Federal Corp.* .............     500                        8,688
FiNet. com, Inc.* ....................   3,900                        2,681
FNB Corp. ............................   1,202                       24,791
Friedman, Billings, Ramsey
  Group, Inc., Class A ...............   2,100                       17,062
Imperial Credit Industries, Inc.*.....   2,500                       10,625
Indymac Mortgage Holdings,
  Inc. ...............................   6,100                       82,731
Investors Financial Services
  Corp. ..............................   2,800                      111,125
Jeffries Group, Inc. .................   1,600                       32,300
John Nuveen Co., Class A .............     600                       25,162
Medallion Financial Corp. ............   1,000                       15,438
Metris Cos., Inc. ....................   4,950                      124,369
Morgan Keegan, Inc. ..................   1,900                       28,025
National Processing, Inc.* ...........   1,300                       16,250
New Century Financial Corp.* .........   1,000                        8,719
NextCard, Inc.* ......................     300                        2,550
Oakwood Homes Corp. ..................   4,500                        8,156
Ocwen Financial Corp.* ...............   3,000                       16,687
Oriental Financial Group, Inc. .......     533                        7,695
Phoenix Investment Partners
  Ltd. ...............................   3,200                       33,600
Pioneer Group, Inc.* .................   2,400                      101,700
Queens County Bancorp, Inc. ..........   2,000                       36,875
R & G Financial Corp. ................     600                        4,763
Raymond James Financial, Inc. ........   3,100                       69,750
Resource America, Inc., Class A.......   2,300                       15,022
Resource Bankshares Mortgage
  Group, Inc. ........................     700                        2,931
Siebert Financial Corp. ..............     300                        2,100
Sierracities Incorporated ............   1,600                        6,000
Southwest Securities Group, Inc.         1,060                       39,485
Student Loan Corp. ...................     500                       21,000
Towne Services, Inc.* ................   2,000                        1,875
Track Data Corp.* ....................     800                        1,025
Triad Guaranty, Inc.* ................   1,000                       22,937
Tucker Anthony Sutro .................   1,100                       19,800
UMB Financial Corp. ..................   1,180                       38,719
UniCapital Corp.* ....................   3,600                        1,800

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BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                NUMBER OF              VALUE
                                                 SHARES               (NOTE 1)
                                          --------------------   -----------------
United Asset Management Co. ...........   3,800                  $    88,825
Webster Financial Corp. ...............   4,400                       97,625
Westcorp ..............................     960                       11,460
WFS Financial, Inc. ...................     500                        8,625
                                                                 -----------
                                                                   1,941,051
                                                                 -----------
INSURANCE (2.4%)
Acceptance Insurance Cos., Inc.*.......     500                        2,500
Alfa Corp. ............................   2,600                       45,500
Alleghany Corp.* ......................     306                       51,408
AmerUs Life Holdings, Inc. ............   1,300                       26,813
Arch Capital Group Limited ............     400                        5,975
Argonaut Group, Inc. ..................     900                       15,413
Arthur J. Gallagher & Co. .............   2,600                      109,200
Baldwin & Lyons, Inc., Class B ........     600                       10,238
Brown & Brown, Inc. ...................     800                       41,600
CNA Surety Corp. ......................     900                       10,744
Commerce Group, Inc. ..................   2,000                       59,000
Delphi Financial Group, Inc.,
  Class A* ............................   1,242                       42,150
E. W. Blanch Holdings, Inc. ...........   1,400                       28,437
Farm Family Holdings, Inc.* ...........     500                       15,469
FBL Financial Group, Inc.,
  Class A .............................   1,200                       18,900
Fidelity National Financial, Inc. .....   5,290                       96,873
First American Financial Corp. ........   3,750                       53,672
FPIC Insurance Group, Inc.* ...........   1,500                       23,531
Frontier Insurance Group, Inc. ........   3,960                        2,475
Great American Financial
  Resources, Inc. .....................     700                       12,381
Harleysville Group, Inc. ..............     600                       10,050
HCC Insurance Holdings, Inc. ..........   2,900                       54,737
Healthaxis, Inc. ......................   2,100                        8,006
Hilb, Rogal & Hamilton Co. ............   1,200                       41,625
Horace Mann Educators Corp. ...........   4,100                       61,500
HSB Group, Inc. .......................   2,400                       74,700
INspire Insurance Solutions,
  Inc.* ...............................   1,500                        4,500
Kansas City Life Insurance Co. ........     600                       16,125
LandAmerica Financial Group,
  Inc. ................................     700                       16,056
Leucadia National Corp. ...............   3,700                       84,406
Liberty Corp. .........................   1,092                       45,864
Liberty Financial Cos. ................     600                       13,163
Markel Corp.* .........................     500                       70,812
Medical Assurance, Inc.* ..............   1,764                       19,845
Midland Co. ...........................     500                       12,250
Mony Group, Inc. ......................   3,700                      125,106
Ohio Casualty Corp. ...................   6,200                       65,875
Penn Treaty American Corp.* ...........     300                        5,100
Philadelphia Consolidated
  Holdings Corp.* .....................   1,200                       20,175
PICO Holdings, Inc.* ..................     800                       11,250
PMA Capital Corp. .....................     900                       17,100
Presidential Life Corp. ...............   1,900                       26,363
Professionals Group, Inc.* ............     770                       18,817
Radian Group, Inc. ....................   3,186                      164,875
Reliance Group Holdings, Inc. .........   4,500                        3,375
RLI Corp. .............................     425                       14,769
SCPIE Holdings, Inc. ..................   1,000                       20,500
Selective Insurance Group, Inc. .......   1,900                       36,100
StanCorp Financial Group, Inc. ........   1,700                       54,612


                                                NUMBER OF              VALUE
                                                 SHARES               (NOTE 1)
                                          --------------------   -----------------
State Auto Financial Corp. ............     100                  $     1,188
Stewart Information Services
  Corp. ...............................     800                       11,700
Superior National Insurance* ..........   1,800                           72
Trenwick Group, Inc. ..................     700                       10,194
UICI* .................................   1,800                       11,813
United Fire & Casualty Co. ............     300                        4,650
W.R. Berkley Corp. ....................   2,100                       39,375
Zenith National Insurance Corp.             400                        8,500
                                                                 -----------
                                                                   1,877,427
                                                                 -----------
INVESTMENT COMPANY (0.1%)
Allied Capital Corp. ..................   5,500                       93,500
                                                                 -----------
MORTGAGE RELATED (0.0%)
Federal Agricultural Mortgage
  Corp., Class C ......................     300                        4,369
                                                                 -----------
REAL ESTATE (4.9%)
Alexanders, Inc.* .....................     100                        7,325
Alexandria Real Estate Equities,
  Inc. ................................     700                       24,019
American Indust Props Reit ............     800                       10,850
AMLI Residential Properties
  Trust ...............................     800                       18,850
Associated Estates Realty .............     300                        2,100
Bedford Property Investors, Inc. ......   1,100                       20,419
Boykin Lodging Trust, Inc. ............     800                       10,800
Bradley Real Estate, Inc. .............   1,300                       27,706
Brandywine Realty Trust ...............   2,300                       43,987
BRE Properties, Class A ...............   3,900                      112,612
Burnham Pacific Properties, Inc. ......   1,500                       10,313
Cabot Industrial Trust ................   2,700                       53,156
Camden Property Trust .................   3,000                       88,125
Capital Automotive ....................   3,000                       42,375
Capstead Mortgage Corp. ...............   1,221                       10,226
Castle & Cooke, Inc. ..................     300                        5,794
CB Richard Ellis Services, Inc.*.......     900                        8,213
CBL & Associates Properties,
  Inc. ................................   2,500                       62,344
CenterPoint Properties Corp. ..........   1,500                       61,125
Chateau Communities, Inc. .............   1,500                       42,375
Chelsea GCA Realty, Inc. ..............   1,900                       65,669
Choice Hotels International,
  Inc.* ...............................   3,400                       33,787
Colonial Properties Trust .............   1,700                       46,537
Commercial Net Lease Realty ...........   1,600                       16,800
Cornerstone Realty Income
  Trust, Inc. .........................   2,300                       23,000
CoStar Group, Inc. ....................     500                       12,531
Cousins Properties, Inc. ..............   2,500                       96,250
Crown American Realty Trust ...........     400                        2,150
D.R. Horton, Inc. .....................   3,600                       48,825
Developers Diversified Realty
  Corp. ...............................   5,500                       82,156
EastGroup Properties, Inc. ............   1,600                       33,700
Entertainment Properties Trust ........     600                        8,288
Equity Inns, Inc. .....................   4,500                       27,562
Essex Property Trust, Inc. ............   1,400                       58,800
Federal Realty Investment Trust........   3,600                       72,000
First Industrial Realty Trust, Inc.       3,700                      109,150
First Washington Realty Trust,
  Inc. ................................     300                        6,619

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BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Forest City Enterprises, Inc.,
  Class A ...........................   1,100                  $    36,712
Gables Residential Trust ............   1,900                       49,044
Getty Realty Corp. ..................   1,100                       11,962
Glenborough Realty Trust, Inc. ......   2,400                       41,850
Glimcher Realty Trust ...............   1,300                       18,687
Golf Trust of America, Inc. .........     200                        3,175
Great Lakes REIT, Inc. ..............     900                       15,300
Health Care Property Investors,
  Inc. ..............................   4,258                      116,030
Health Care REIT, Inc. ..............   3,500                       56,875
Healthcare Realty Trust, Inc. .......   3,596                       61,357
Home Properties of New York,
  Inc. ..............................   1,200                       36,000
Hospitality Properties Trust ........   4,500                      101,531
Innkeepers USA Trust ................   3,200                       29,200
Insignia Financial Group, Inc.,
  Class A* ..........................     833                        8,330
IRT Property Co. ....................   3,500                       29,750
JDN Realty Corp. ....................   3,850                       39,222
Jones Lang Lasalle, Inc.* ...........   2,200                       29,425
JP Realty, Inc. .....................     600                       10,688
Kilroy Realty Corp. .................   2,500                       64,844
Koger Equity, Inc. ..................   1,700                       28,687
Konover Property Trust ..............   1,100                        5,225
LaSalle Hotel Properties REIT .......     500                        7,188
Lennar Corp. ........................   4,993                      101,108
Lexington Corporate Properties
  Trust REIT ........................     600                        6,713
LNR Property Corp. ..................   2,100                       40,950
LTC Properties, Inc. ................   4,400                       26,125
Macerich Co. ........................   2,800                       61,775
Manufactured Home
  Communities, Inc. .................   1,600                       38,300
MGI Properties, Inc. ................   1,000                        2,313
Mid America Apartment
  Communities, Inc. .................   1,100                       26,400
National Health Investors, Inc. .....   2,600                       28,600
Nationwide Health Properties,
  Inc. ..............................   5,200                       72,475
NVR, Inc.* ..........................     700                       39,900
OMEGA Healthcare Investors ..........   3,200                       14,400
Pacific Gulf Properties, Inc. .......   1,000                       25,062
Pan Pacific Retail Pptys, Inc. ......     400                        8,050
Parkway Properties, Inc. ............     600                       18,300
Penn Real Estate Invest .............   1,200                       20,550
Prentiss Properties Trust ...........   2,600                       62,400
Prime Group Realty Realty
  Trust .............................     500                        7,594
Prime Retail, Inc. ..................   5,900                        7,375
PS Business Parks, Inc., Class A.....   1,600                       38,400
Realty Income Corp. .................   1,900                       44,769
Reckson Associates Realty ...........   3,200                       76,000
Redwood Trust, Inc. .................     800                       11,200
Regency Realty Corp. ................   2,200                       52,250
RFS Hotel Investors, Inc. ...........   1,600                       18,800
Ryland Group, Inc. ..................   1,300                       28,762
Saul Centers ........................     400                        6,450
Security Capital Group, Inc.,
  Class B* ..........................   3,600                       61,200
Shurgard Storage Centers,
  Class A ...........................   2,000                       45,000


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
SL Green Realty Corp. ...............   1,400                  $    37,450
Smith (Charles E.) Residential
  Realty ............................   1,800                       68,400
Sovran Self Storage, Inc. ...........   1,200                       25,725
Storage USA, Inc. ...................   1,900                       56,050
Summit Properties, Inc. .............   2,100                       44,100
Sun Communities, Inc. ...............   1,300                       43,469
Taubman Center, Inc. ................   3,200                       35,200
Thornberg Mortgage Asset
  Corp. .............................   1,000                        7,188
Town & Country Trust ................   1,700                       29,219
Trammell Crow Co.* ..................   1,500                       16,125
U.S. Restaurant Properties
  Master L.P. .......................   1,900                       16,981
United Dominion Realty Trust,
  Inc. ..............................   7,200                       79,200
Urban Shopping Centers, Inc. ........     900                       30,319
Ventas, Inc. ........................   2,500                        7,969
Washington Real Estate
  Investment Trust ..................   2,800                       50,050
Weingarten Realty Investors .........   2,600                      104,975
Wellsford Real Properties, Inc. .....     550                        8,319
Western Properties Trust ............   1,500                       17,812
Westfield America, Inc. .............   1,700                       23,056
                                                               -----------
                                                                 3,900,448
                                                               -----------
UTILITY--ELECTRIC (1.2%)
Avista Corp. ........................   3,300                       57,544
Black Hills Corp. ...................     950                       21,434
CH Energy Group, Inc.* ..............     800                       27,150
Cleco Corp. .........................   1,900                       63,650
CMP Group, Inc. .....................   3,300                       96,731
El Paso Electric Co.* ...............   4,800                       53,700
Empire District Electric Co. ........     800                       17,650
Hawaiian Electronics Industries,
  Inc. ..............................   2,600                       85,312
Idacorp, Inc. .......................   3,500                      112,875
Northwestern Corp. ..................   1,700                       39,313
Otter Tail Power Co. ................   1,100                       23,100
Public Service Co. of New
  Mexico, Inc. ......................   3,500                       54,031
RGS Energy Group, Inc. ..............   3,200                       71,200
Scana Corp. .........................   2,057                       49,625
UniSource Energy Corp.* .............   3,700                       55,500
United Illuminating Co. .............     800                       35,000
United Water Resources, Inc. ........   1,900                       66,263
WPS Resources Corp. .................   1,800                       54,113
                                                               -----------
                                                                   984,191
                                                               -----------
UTILITY--GAS (1.0%)
AGL Resources, Inc. .................   4,800                       76,500
Atmos Energy Corp. ..................   1,900                       33,250
Cascade Natural Gas Corp. ...........     400                        6,675
CTG Resources, Inc. .................     400                       14,675
Energen Corp. .......................   1,600                       34,900
Laclede Gas Co. .....................   1,100                       21,175
Madison Gas & Electric Co. ..........     700                       13,825
New Jersey Resources Corp. ..........   1,200                       45,675
Northwest Natural Gas Co. ...........   2,700                       60,413
NUI Corp. ...........................   1,100                       29,700
Piedmont Natural Gas Co. ............   3,200                       85,000
SEMCO Energy, Inc. ..................     720                        9,360

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                 NUMBER OF              VALUE
                                                                                  SHARES               (NOTE 1)
                                                                           --------------------   -----------------
South Jersey Industries ................................................         400              $    10,400
Southern Union Co.* ....................................................     3,893                     61,558
Southwest Gas Corp. ....................................................     2,600                     45,500
UGI Corp. ..............................................................     3,100                     63,550
Vectren Corporation ....................................................     4,299                     74,158
Washington Gas Light Co. ...............................................     4,100                     98,656
                                                                                                  -----------
                                                                                                      784,970
                                                                                                  -----------
UTILITY--TELEPHONE (0.3%)
e.spire Communications, Inc.* ..........................................     3,500                     23,625
Intermedia Communications of
  Florida, Inc. ........................................................     3,700                    110,075
Sierra Pacific Resources ...............................................     7,544                     94,771
Viatel, Inc.* ..........................................................     1,011                     28,877
                                                                                                  -----------
                                                                                                      257,348
                                                                                                  -----------
  TOTAL CREDIT SENSITIVE ...............................................                           13,561,939
                                                                                                  -----------
DIVERSIFIED (1.4%)
MISCELLANEOUS (1.4%)
AMCOL International Corp. ..............................................     2,000                     33,000
AptarGroup, Inc. .......................................................     2,200                     59,400
Blount International, Inc.* ............................................     2,062                     15,852
Brush Wellman, Inc. ....................................................     1,000                     15,625
Central Parking Corp. ..................................................     1,300                     30,794
Dexter Corp. ...........................................................     2,200                    105,600
Federal Signal Corp. ...................................................     3,400                     56,100
Gentek Ink .............................................................       900                     10,069
Harsco Corp. ...........................................................     2,900                     73,950
Hines Horticulture, Inc. ...............................................     1,000                      6,813
Justin Industries, Inc. ................................................       900                     19,687
Lydall Inc. ............................................................     1,000                     10,625
Matthews International Corp.,
  Class A ..............................................................     1,200                     34,800
Myers Industries, Inc. .................................................     1,210                     13,007
National Golf Properties, Inc. .........................................     1,000                     21,125
Olin Corp. .............................................................     3,900                     64,350
Quanta Services, Inc.* .................................................     4,450                    244,750
Roper Industries, Inc. .................................................     2,200                     56,375
SJW Corp. ..............................................................       100                     11,888
SPS Technologies, Inc.* ................................................     1,000                     41,062
Standex International Corp. ............................................     1,000                     15,875
Tredegar Industries, Inc. ..............................................     1,400                     26,600
Triarc Co.* ............................................................     1,375                     28,187
Trinity Industries, Inc. ...............................................     3,600                     66,600
WABTEC .................................................................     4,086                     42,392
                                                                                                  -----------
  TOTAL DIVERSIFIED ....................................................                            1,104,526
                                                                                                  -----------
ENERGY (4.1%)
COAL & GAS PIPELINES (0.5%)
Arch Coal, Inc. ........................................................     2,000                     15,375
Consol Energy, Inc. ....................................................     1,900                     28,737
Eastern Enterprises ....................................................     2,100                    132,300
Equitable Resourses, Inc. ..............................................     2,800                    135,100
Nuevo Energy Co.* ......................................................     1,200                     22,650
Southwestern Energy Co. ................................................     1,200                      7,500
TransMontaigne Oil Co.* ................................................     2,100                     12,863
Western Gas Resources, Inc. ............................................     1,200                     25,200
                                                                                                  -----------
                                                                                                      379,725
                                                                                                  -----------
OIL--DOMESTIC (1.0%)
Barrett Resources Corp.* ...............................................     2,300                     70,006
Basin Exploration, Inc.* ...............................................     1,700                     30,388
Berry Petroleum, Class A ...............................................     1,100                     18,700


                                                                                 NUMBER OF              VALUE
                                                                                  SHARES               (NOTE 1)
                                                                           --------------------   -----------------
Cabot Oil & Gas Corp., Class A..........................................     1,500                $    31,781
Chesapeake Energy Corp.* ...............................................     8,990                     69,672
Cross Timbers Oil Co. ..................................................     4,100                     90,712
EEX Corp.* .............................................................     3,266                     18,984
Houston Exploration Co.* ...............................................       600                     15,075
Key Energy Group, Inc.* ................................................     5,900                     56,788
Louis Dreyfus Natural Gas
  Corp.* ...............................................................     1,300                     40,706
Meridian Resource Corp.* ...............................................     2,500                     14,219
Plains Resources, Inc.* ................................................     1,100                     17,531
Pogo Producing Co. .....................................................     3,200                     70,800
St. Mary Land and Exploration
  Co. ..................................................................     1,400                     58,888
Stone Energy Corp.* ....................................................     1,400                     83,650
Tom Brown, Inc.* .......................................................     2,500                     57,656
Vintage Petroleum, Inc.* ...............................................     3,200                     72,200
                                                                                                  -----------
                                                                                                      817,756
                                                                                                  -----------
OIL--INTERNATIONAL (0.2%)
Newfield Exploration Co.* ..............................................     2,900                    113,463
Seacor Holdings, Inc.* .................................................     1,350                     52,228
                                                                                                  -----------
                                                                                                      165,691
                                                                                                  -----------
OIL--SUPPLIES & CONSTRUCTION (2.4%)
Atwood Oceanics, Inc.* .................................................     1,100                     48,950
Belco Oil & Gas Corp.* .................................................       800                      6,800
Cal Dive International, Inc.* ..........................................       800                     43,350
CARBO Ceramics, Inc. ...................................................       300                     10,538
Dril-Quip, Inc.* .......................................................       700                     32,725
Evergreen Resources, Inc.* .............................................     1,400                     41,475
Forest Oil Corp.* ......................................................     2,100                     33,469
Friede Goldman International,
  Inc.* ................................................................     1,498                     13,388
Global Industries, Ltd.* ...............................................     5,100                     96,262
Grey Wolf, Inc.* .......................................................   11,800                      59,000
Hanover Compressor Co.* ................................................    4,600                     174,800
Harken Energy Corp.* ...................................................    6,500                       4,063
Helmerich & Payne, Inc. ................................................    3,900                     145,762
HS Resources, Inc.* ....................................................    1,400                      42,000
Input/Output, Inc.* ....................................................    3,600                      30,375
Marine Drilling Co., Inc.* .............................................    4,300                     120,400
McMoRan Exploration Co.* ...............................................    1,100                      18,150
Mitchell Energy & Development
  Corp., Class A .......................................................    1,400                      44,975
Newpark Resources, Inc.* ...............................................    5,500                      51,906
Oceaneering International, Inc.*........................................    1,700                      32,300
Offshore Logistics, Inc.* ..............................................    2,800                      40,250
Parker Drilling Co.* ...................................................    7,200                      44,550
Patterson Energy, Inc.* ................................................    2,500                      71,250
Pioneer Natural Resources Co.*..........................................    7,200                      91,800
Pride International, Inc.* .............................................    4,500                     111,375
Swift Energy Co.* ......................................................    2,100                      59,587
Syntroleum Corp.* ......................................................    2,400                      41,100
Tesoro Petroleum Corp.* ................................................    3,000                      30,375
UTI Energy Corp.* ......................................................    1,300                      52,163
Valero Energy Corp. ....................................................    4,200                     133,350
Varco International, Inc. ..............................................    5,992                     139,314
                                                                                                  -----------
                                                                                                    1,865,802
                                                                                                  -----------
RAILROADS (0.0%)
ABC-NACO, Inc.* ........................................................      700                       5,600
                                                                                                  -----------
  TOTAL ENERGY .........................................................                            3,234,574
                                                                                                  -----------

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                             NUMBER OF              VALUE
                                              SHARES               (NOTE 1)
                                       --------------------   -----------------
TECHNOLOGY (26.1%)
COMPUTER HARDWARE (0.4%)
Advanced Digital Information
  Corp.* ...........................     3,800                $    60,562
Brooktrout, Inc.* ..................     1,200                     26,175
Computer Network Technology
  Corp.* ...........................     1,600                     27,800
Digital River, Inc.* ...............     1,100                      8,456
Iomega Corp.* ......................   19,200                      76,800
Maxtor Corp.* ......................    5,000                      52,813
Mercury Computer Systems,
  Inc.* ............................    1,600                      51,700
Systemax, Inc.* ....................    2,300                       8,913
Unigraphics Solutions, Inc. ........      300                       5,850
                                                              -----------
                                                                  319,069
                                                              -----------
COMPUTER SOFTWARE (6.4%)
24/7 Media, Inc.* ..................    1,200                      18,750
About.com, Inc.* ...................      300                       9,450
Actuate Corp.* .....................    1,800                      96,075
Advent Software, Inc.* .............    2,200                     141,900
Allaire Corp.* .....................    1,200                      44,100
American Management Systems,
  Inc.* ............................    3,700                     121,464
Applied Theory Corp.* ..............      600                       9,000
Ashton Technology Group, Inc.*......    2,300                       6,541
Aspen Technologies, Inc.* ..........    2,000                      77,000
Avant! Corp.* ......................    3,700                      69,317
BindView Development Corp.* ........    2,400                      28,800
Bottomline Technologies, Inc.* .....      600                      20,513
Brio Technology, Inc.* .............    1,500                      31,781
CAIS Internet, Inc.* ...............      900                      12,656
Catapult Communications
  Corp.* ...........................    1,000                      10,063
Cognizant Technology Solutions
  Corp.* ...........................      600                      19,913
Concur Technologies, Inc.* .........      800                       3,350
CyberCash, Inc.* ...................    1,700                       8,075
Earthweb, Inc.* ....................      700                       9,800
Echelon Corp.* .....................    1,400                      81,112
eFax.com, Inc.* ....................    1,400                       1,706
ePresence, Inc. ....................    1,700                      12,325
Excalibur Technologies Corp.* ......    1,100                      43,931
Exchange Applications, Inc.* .......    2,200                      58,575
Global Sources Limited /DE .........       44                       1,111
Go2Net, Inc.* ......................    1,800                      90,562
HearMe .............................      900                       4,050
HNC Software, Inc.* ................    1,900                     117,325
Hyperion Solutions Corp.* ..........    2,380                      77,201
IMRglobal Corp.* ...................    1,300                      16,981
InfoCure Corp.* ....................    2,000                      11,250
Infogrames Inc. ....................      780                       6,338
Informatica Corp.* .................    1,600                     131,100
Informix Corp.* ....................   22,300                     165,856
infoUSA, Inc.* .....................    2,000                      13,000
Interact Commerce Corp. ............      600                       7,088
Intraware, Inc.* ...................    1,000                      16,063
ISS Group, Inc.* ...................    2,200                     217,216
iTurf, Inc.* .......................      900                       2,588
iVillage, Inc.* ....................    1,000                       8,438
JDA Software Group, Inc.* ..........    2,150                      41,253
Juno Online Services, Inc.* ........      400                       4,300


                                             NUMBER OF              VALUE
                                              SHARES               (NOTE 1)
                                       --------------------   -----------------
Launch Media, Inc. .................      900                 $     8,325
Learn2.com, Inc.* ..................    4,000                       7,875
Manugistics Group, Inc.* ...........    1,500                      70,125
MapQuest.com, Inc.* ................      700                      11,594
Media Metrix, Inc.* ................      300                       7,631
Mediconsult.com Inc. ...............    1,800                       2,700
Mercator Software Inc. .............    1,200                      82,500
Mercury Interactive Corp.* .........    6,300                     609,525
Micromuse, Inc.* ...................    1,700                     281,323
MicroStrategy, Inc.* ...............    6,300                     189,000
NBC Internet, Inc. .................    2,500                      31,250
Neon Systems, Inc.* ................      700                      13,125
Net Perceptions, Inc* ..............      800                      12,700
Netobjects* ........................      400                       3,650
Netopia, Inc.* .....................      500                      20,125
Network Peripherals, Inc.* .........    1,600                      26,800
NVIDIA Corp.* ......................    2,600                     165,262
OneMain.com, Inc.* .................    1,900                      21,375
Onyx Software Corp. ................      900                      26,719
Open Market, Inc.* .................    2,500                      34,531
Peregrine Systems, Inc.* ...........    6,475                     224,602
Pervasive Software, Inc.* ..........    2,000                      11,250
Policy Management Systems
  Corp.* ...........................    2,500                      38,437
Private Business, Inc.* ............    1,600                       4,000
Proxicom, Inc.* ....................    1,600                      76,600
PSINet, Inc.* ......................    2,250                      56,531
RadiSys Corp.* .....................      950                      53,912
Rare Medium Group, Inc.* ...........    3,100                      49,019
RSA Security, Inc.* ................    2,800                     193,900
Saga Systems, Inc.* ................    2,100                      26,119
Sagent Technology, Inc.* ...........    1,700                      24,225
Santa Cruz Operation, Inc.* ........    1,200                       7,650
Security First Technologies
  Corp.* ...........................    4,097                      95,511
Serena Software, Inc.* .............    1,350                      61,298
Softnet Systems, Inc.* .............    1,900                      18,288
SpyGlass, Inc.* ....................    1,300                      40,706
SVI Holdings, Inc.* ................    1,500                       7,688
TeleScan, Inc.* ....................    1,600                      11,700
Tenfold Corp .......................      300                       4,931
theglobe.com, Inc. .................      800                       1,375
TheStreet.com, Inc.* ...............    1,000                       5,813
THQ, Inc.* .........................    1,900                      23,156
USinternetworking, Inc. ............    2,100                      42,919
Verity, Inc.* ......................    2,300                      87,400
VerticalNet, Inc.* .................    6,100                     225,319
Wave Systems Corp., Class A* .......    3,350                      52,972
WebTrends Corp.* ...................    1,000                      38,687
Western Digital Corp.* .............   12,500                      62,500
WorldGate Communications,
  Inc.* ............................      700                      12,425
Zixit Corp.* .......................    1,100                      50,669
                                                              -----------
                                                                5,103,654
                                                              -----------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (6.2%)
Adaptive Broadband Corp.* ..........    2,800                     102,900
ADC Telecommunications, Inc.*.......    2,236                     187,544
Adelphia Business Solutions,
  Inc.* ............................    1,700                      39,419

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BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                             NUMBER OF              VALUE
                                              SHARES               (NOTE 1)
                                       --------------------   -----------------
Advanced Fibre
  Communications, Inc.* ............   5,700                  $   258,281
Advanced Radio Telecom
  Corp.* ...........................   1,800                       26,325
Allen Telecom, Inc.* ...............   2,000                       35,375
Alliant Techsystems, Inc.* .........     931                       62,784
Alpine Group, Inc.* ................     800                        5,400
Andrew Corp.* ......................   6,200                      208,087
ANTEC Corp.* .......................   1,800                       74,812
Aspect Telecommunications* .........   4,100                      161,181
AVT Corp.* .........................   2,800                       20,650
Aware, Inc.* .......................   1,200                       61,350
AXENT Technologies, Inc.* ..........   2,000                       49,625
Black Box Corp.* ...................   1,700                      134,592
C-COR.net Corp.* ...................   2,400                       64,800
Caprock Communications Corp.*.......   2,600                       50,700
Carrier Access Corp.* ..............     700                       37,013
CFW Communications Co. .............     800                       30,000
Com21, Inc.* .......................   1,300                       32,500
Commonwealth Telephone
  Enterprises, Inc.* ...............   1,100                       51,769
CommScope, Inc.* ...................   3,700                      151,700
CoreComm Ltd.* .....................     900                       17,550
CT Communications, Inc. ............   1,200                       34,125
CTC Communications Corp.* ..........   1,050                       37,800
Digital Microwave Corp.* ...........   5,700                      217,312
Electric Lightwave, Inc.,
  Class A* .........................   1,100                       20,556
eLOT, Inc. .........................   5,500                       10,313
eShare Technologies, Inc. ..........     600                        4,200
General Communications, Inc.,
  Class A* .........................   3,700                       18,963
Glenayre Technologies, Inc.* .......   4,700                       49,644
ICG Communications, Inc. ...........   3,500                       77,219
IDT Corp.* .........................   1,500                       50,906
Inet Technologies, Inc.* ...........     400                       21,700
Inter-Tel, Inc. ....................   1,700                       27,306
InterDigital Communications
  Corp.* ...........................   4,500                       74,531
International Fibercom, Inc.* ......   1,900                       48,450
ITC DeltaCom, Inc.* ................   4,300                       95,944
KEMET Corp.* .......................   5,800                      145,362
Latitude Communications ............     600                        6,713
Leap Wireless International,
  Inc.* ............................   2,000                       94,000
MasTec, Inc.* ......................   2,700                      103,106
Metro Information Services,
  Inc.* ............................     300                        3,000
MGC Communications, Inc.* ..........   2,000                      119,875
MRV Communications, Inc.* ..........   4,100                      275,725
Network Equipment
  Technologies, Inc.* ..............   1,300                       13,081
North Pittsburgh Systems, Inc. .....     601                        8,870
Northeast Optic Network, Inc.* .....     600                       36,975
Pacific Gateway Exchange, Inc.*.....   2,600                        8,856
Paging Network, Inc.* ..............   6,500                        4,672
PictureTel Corp.* ..................   3,600                        9,450
Pinnacle Holdings, Inc.* ...........   2,800                      151,200
Plantronics, Inc.* .................   1,200                      138,600
Polycom, Inc.* .....................   1,900                      178,778
Powertel, Inc.* ....................   2,200                      156,062


                                             NUMBER OF              VALUE
                                              SHARES               (NOTE 1)
                                       --------------------   -----------------
Primus Telecommunications
  Group, Inc.* .....................   2,400                  $    59,700
Prodigy Communications Corp.
  CL-A .............................     595                        6,248
Proxim, Inc.* ......................     900                       89,072
PTEK Holdings Inc. .................   2,600                        8,450
Star Telecommunications, Inc.* .....   1,700                        4,303
Superior TeleCom, Inc. .............   1,101                       10,941
TALK.com, Inc.* ....................   3,600                       20,925
Tekelec* ...........................   2,500                      120,469
Terayon Communication
  Systems* .........................   3,200                      205,550
Travelocity.com ....................   1,500                       24,563
TUT Systems, Inc.* .................   1,100                       63,113
US Lec Corp.* ......................   1,100                       18,700
WebLink Wireless, Inc.* ............   3,600                       47,700
West TeleServices Corp.* ...........   1,100                       27,844
Westell Technologies, Inc.* ........   1,200                       18,000
Woldpages.Com, Inc. ................   1,200                        7,200
World Access, Inc.* ................   4,200                       46,463
                                                              -----------
                                                                4,886,892
                                                              -----------
ELECTRONICS (8.7%)
Acclaim Entertainment, Inc.* .......   5,400                        7,763
Actel Corp.* .......................   2,100                       95,812
Activision, Inc.* ..................   3,500                       22,750
Alliance Semiconductor Corp.* ......   1,800                       44,213
Alpha Industries, Inc.* ............   2,800                      123,375
American Superconductor
  Corp.* ...........................   1,300                       62,725
American Xtal Technology, Inc.*.....   1,100                       47,575
Amkor Technology, Inc.* ............   7,800                      275,437
Amphenol Corp.* ....................   3,200                      211,800
AMTI, Inc.* ........................   1,800                       83,700
Anacomp, Inc.* .....................   1,300                        3,900
Anadigics, Inc.* ...................   2,500                       85,156
Analogic Corp. .....................     300                       12,000
Ancor Communications, Inc.* ........   2,200                       78,684
Anicom, Inc.* ......................   2,800                       10,500
Anixter International, Inc.* .......   2,100                       55,650
APEX, Inc.* ........................   1,300                       56,875
Arguss Holdings, Inc.* .............   1,300                       24,538
Artesyn Technologies, Inc.* ........   3,000                       83,437
Avid Technology, Inc.* .............   2,200                       26,400
BARRA, Inc.* .......................     800                       39,650
Britesmile, Inc. ...................     300                        1,350
Burr-Brown Corp.* ..................   3,275                      283,902
C & D Technology, Inc. .............   2,200                      124,300
C-Cube Microsystems, Inc. ..........   3,100                       60,838
Cable Design Technologies* .........   2,200                       73,700
Checkpoint Systems, Inc.* ..........   1,800                       13,500
Ciber, Inc.* .......................   3,300                       43,725
Cirrus Logic, Inc.* ................   4,900                       78,400
Cohu, Inc. .........................   1,900                       51,241
CompuCom Systems, Inc.* ............   4,500                        7,313
Computer Task Group, Inc. ..........     900                        4,556
Cree, Inc* .........................   2,200                      293,700
CTS Corp. ..........................   2,100                       94,500
Cubic Corp. ........................     200                        3,750
DSP Group, Inc.* ...................   1,900                      106,400
Dupont Photomasks, Inc.* ...........     500                       34,250

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BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                 NUMBER OF              VALUE
                                                  SHARES               (NOTE 1)
                                           --------------------   -----------------
Electro Scientific Industries,
  Inc.* ................................     2,100                $    92,466
Emcore Corp.* ..........................     1,000                    120,000
Emulex Corp.* ..........................     2,700                    177,356
Epicor Software Corp.* .................     3,435                      8,588
ESS Technology, Inc.* ..................     2,000                     29,000
Exar Corp.* ............................     1,400                    122,062
FactSet Research Systems, Inc. .........     1,400                     39,550
FSI International, Inc.* ...............     2,600                     56,388
General Cable Corp. ....................     2,950                     23,969
GenRad, Inc.* ..........................     1,800                     16,200
Gerber Scientific, Inc. ................     1,900                     21,850
Helix Technology Corp. .................     1,800                     70,200
hi/fn, Inc.* ...........................       600                     26,625
Identix Corp.* .........................     2,000                     31,375
Information Resourses, Inc.* ...........     2,200                      8,663
Innovex, Inc. ..........................     1,600                     15,600
Integrated Device Technology,
  Inc.* ................................     6,700                    401,162
Intergraph Corp.* ......................     2,900                     21,931
Interlogix, Inc. .......................       229                      3,149
International Rectifer Corp.* ..........     4,600                    257,600
Intervoice, Inc.* ......................     2,300                     15,094
Jack Henry & Associates, Inc. ..........     2,500                    125,312
Kent Electronics Corp.* ................     2,000                     59,625
Kopin Corp.* ...........................     2,500                    173,125
Lattice Semiconductor Corp.* ...........     3,500                    241,937
LTX Corp.* .............................     3,900                    136,256
Maxwell Technologies, Inc.* ............     1,100                     14,850
Mechanical Technology Inc.* ............     2,100                     31,500
MEMC Electronic Materials,
  Inc.* ................................     2,300                     41,400
Micrel, Inc.* ..........................     5,000                    217,187
MIPS Technologies, Inc.* ...............       900                     38,250
MKS Instruments, Inc.* .................       700                     27,388
Molecular Devices Corp.* ...............     1,000                     69,187
MTS Systems Corp. ......................     1,200                      7,500
National Instruments Corp.* ............     2,300                    100,337
Navarre Corp.* .........................     2,400                      3,150
NeoMagic Corp.* ........................     4,200                     12,731
Optical Cable Corp.* ...................       300                      9,075
P-Com, Inc.* ...........................     5,500                     31,281
Paxar Corp.* ...........................     3,200                     38,200
PerkinElmer, Inc.* .....................     3,900                    257,887
Photronics, Inc.* ......................     1,500                     42,563
PLX Technology, Inc.* ..................     1,300                     53,950
Protection One, Inc.* ..................     3,600                      7,875
Read-Rite Corp.* .......................     5,400                     11,981
Rogers Corp.* ..........................     1,000                     35,000
S3, Inc.* ..............................     6,700                     98,825
Sanchez Computer Associates* ...........     1,000                     23,750
Tektronix, Inc. ........................     3,400                    251,600
TherMedics, Inc.* ......................     1,000                      9,938
Transaction Systems Architechs,
  Inc., Class A* .......................     2,400                     41,100
Trimble Navigation Ltd.* ...............     2,000                     97,625
Valence Technology, Inc.* ..............     1,900                     35,031
Varian Semiconductor
  Equipment Associates, Inc.* ..........     2,400                    150,750
Varian, Inc. W/I* ......................     2,800                    129,150
                                                                  -----------
                                                                    6,911,509
                                                                  -----------


                                                 NUMBER OF              VALUE
                                                  SHARES               (NOTE 1)
                                           --------------------   -----------------
OFFICE EQUIPMENT (1.8%)
3Dfx Interactive, Inc.* ................     2,400                $    18,675
ACT Networks, Inc.* ....................       800                     12,250
Auspex Systems, Inc.* ..................     2,500                     12,344
Bell & Howell Co.* .....................     1,000                     24,250
Cybex Computer Products
  Corp.* ...............................     1,500                     64,500
Eloyalty Corp. .........................     3,250                     41,438
FilNET Corp.* ..........................     2,400                     44,100
Hutchinson Technology, Inc.* ...........     2,400                     34,200
IdeaMall, Inc. .........................       800                      3,850
iGate Capital Corp. ....................     2,600                     35,750
John H. Harland Co. ....................     2,000                     29,875
Kronos, Inc.* ..........................     1,250                     32,500
Micron Electronics, Inc.* ..............     3,100                     38,750
MICROS Systems, Inc.* ..................     1,600                     29,700
National Computer Systems, Inc.              2,800                    137,900
New England Business Services,
  Inc. .................................     1,000                     16,250
Pinnacle Systems, Inc.* ................     3,200                     71,950
Sandisk Corp.* .........................     4,000                    244,750
Technitrol, Inc. .......................     1,100                    106,562
Triumph Group, Inc.* ...................       900                     25,088
United Stationers, Inc.* ...............     2,900                     93,887
WH Brady Co. ...........................     1,500                     48,750
Wind River Systems* ....................     4,296                    162,711
Xircom, Inc.* ..........................     2,000                     95,000
                                                                  -----------
                                                                    1,425,030
                                                                  -----------
OFFICE EQUIPMENT SERVICES (2.4%)
Advantage Learning Systems,
  Inc.* ................................       400                      6,150
BroadVision, Inc.* .....................   14,000                     711,375
ChoicePoint, Inc.* .....................    2,520                     112,140
Complete Business Solutions,
  Inc.* ................................    1,700                      29,856
Concurrent Computer Corp.* .............    4,500                      59,062
Datastream Systems, Inc.* ..............    1,400                      17,500
Engineering Animation, Inc.* ...........    1,300                      12,147
Entrust Technologies, Inc.* ............    1,600                     132,400
Fair Issac & Co., Inc. .................      700                      30,800
Florida East Coast Industries,
  Inc. .................................    2,100                      84,000
Globix Corp.* ..........................    1,200                      35,175
Great Plains Software, Inc.* ...........    1,000                      19,625
Hypercom Corp. .........................      700                      10,063
InFocus Corp. ..........................    2,100                      67,594
Komag, Inc.* ...........................    6,600                      11,550
Manhattan Associates, Inc.* ............      300                       7,500
MAPICS, Inc.* ..........................    2,900                      16,675
MCSi Inc ...............................      900                      23,062
MTI Technology Corp.* ..................    2,200                      17,600
Phoenix Technologies, Inc.* ............    2,300                      37,519
Progress Software Corp.* ...............    2,700                      48,431
Project Software &
  Development, Inc.* ...................    1,100                      19,800
PubliCard, Inc.* .......................    1,400                       4,594
QRS Corp.* .............................      900                      22,106
QuadraMed, Corp.* ......................    2,000                       5,000
Radiant Systems, Inc.* .................    1,350                      32,400
Remedy Corp.* ..........................    1,900                     105,925
RWD Technologies, Inc.* ................      300                       1,744

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                           NUMBER OF        VALUE
                                            SHARES        (NOTE 1)
                                          ----------   --------------
Schawk, Inc. ..........................      1,500      $    14,063
SportsLine.com, Inc.* .................      1,100           18,769
Spss, Inc. ............................        500           14,562
Structural Dynamics Research* .........      3,100           46,694
Sykes Enterprises, Inc.* ..............      1,500           19,312
Syntel, Inc.* .........................        700            7,000
Systems & Computer Tech
  Corp.* ..............................      2,700           54,000
Tyler Technologies, Inc.* .............      2,700            6,919
Wavo Corp.* ...........................      2,500            1,875
                                                        -----------
                                                          1,864,987
                                                        -----------
WIRELESS TELECOMMUNICATION
  SERVICES (0.2%)
Metricom, Inc.* .......................      1,100           30,663
Motient Corporation ...................      2,100           32,944
Price Communications, Corp.* ..........      3,440           81,055
SS&C Technologies, Inc. ...............        200              852
                                                        -----------
                                                            145,514
                                                        -----------
 TOTAL TECHNOLOGY .....................                  20,656,655
                                                        -----------
TOTAL COMMON STOCKS (95.3%)
  (Cost $70,431,881)...................                  75,482,651
                                                        -----------


                                            PRINCIPAL          VALUE
                                              AMOUNT         (NOTE 1)
                                          -------------   --------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (3.7%)
Chase Nassau
  6.26%, 7/3/00 .......................    $2,908,691      $ 2,908,691
                                                           -----------
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill
  7/13/00+ ............................       305,000          304,572
                                                           -----------
TOTAL SHORT-TERM DEBT
  SECURITIES (4.0%)
  (Amortized Cost $3,213,144) .........                      3,213,263
                                                           -----------
TOTAL INVESTMENTS (99.3%)
  (Cost/Amortized Cost
  $73,645,025) ........................                     78,695,914
OTHER ASSETS
  LESS LIABILITIES (0.7%) .............                        534,127
                                                           -----------
NET ASSETS (100.0%) ...................                    $79,230,041
                                                           ===========

----------
*     Non-income producing.

+ All, or a portion of securities held by broker as collateral for financial futures contracts.

--------------------------------------------------------------------------------
At June 30, 2000, the portfolio had the following futures contract open: (Note
1)







                           NO. OF        EXPIRATION        ORIGINAL        VALUE AT       UNREALIZED
PURCHASES                CONTRACTS          DATE            VALUE          06/30/00      DEPRECIATION
---------------------   -----------   ---------------   -------------   -------------   -------------
Russell 2000 Future     14            September '00      $3,666,384      $3,658,200       $ (8,184)

Investment security transactions for the period ended June 30, 2000 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $ 22,816,649
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........       6,132,685

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  17,338,075
Aggregate gross unrealized depreciation .........      (12,287,186)
                                                     -------------
Net unrealized appreciation .....................    $   5,050,889
                                                     =============
Federal income tax cost of investments ..........    $  73,645,025
                                                     =============

At June 30, 2000, the Portfolio had loaned securities with a total value of $6,645,839, which was secured by collateral of $6,870,908 of which $255,068 was in the form of U.S. Government securities.







                       See Notes to Financial Statements.

EQ ADVISORS TRUST
CALVERT SOCIALLY RESPONSIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                            NUMBER          VALUE
                                          OF SHARES        (NOTE 1)
                                        -------------   -------------
COMMON STOCKS:
BUSINESS SERVICES (3.9%)
PROFESSIONAL SERVICES (3.9%)
Fiserv, Inc.* .......................       2,100       $   90,825
Robert Half International, Inc.*.....       1,200           34,200
                                                        ----------
  TOTAL BUSINESS SERVICES ...........                      125,025
                                                        ----------
CAPITAL GOODS (4.4%)
BUILDING & CONSTRUCTION (1.5%)
Fastenal Co. ........................         950           48,094
                                                        ----------
MACHINERY (2.9%)
Illinois Tool Works, Inc. ...........       1,650           94,050
                                                        ----------
  TOTAL CAPITAL GOODS ...............                      142,144
                                                        ----------
CONSUMER CYCLICALS (10.1%)
AUTO RELATED (2.5%)
Harley-Davidson, Inc. ...............       2,050           78,925
                                                        ----------
HOUSEHOLD FURNITURE, APPLIANCES (2.0%)
Newell Rubbermaid, Inc. .............       2,550           65,662
                                                        ----------
RETAIL--GENERAL (5.6%)
Dollar General Corp. ................       2,400           46,800
Home Depot, Inc. ....................       1,650           82,397
Staples, Inc.* ......................       3,450           53,044
                                                        ----------
                                                           182,241
                                                        ----------
  TOTAL CONSUMER CYCLICALS ..........                      326,828
                                                        ----------
CONSUMER NON-CYCLICALS (15.4%)
DRUGS (3.9%)
Alza Corp.* .........................       1,000           59,125
Merck & Co., Inc. ...................         900           68,963
                                                        ----------
                                                           128,088
                                                        ----------
HOSPITAL SUPPLIES & SERVICES (8.8%)
Cardinal Health, Inc. ...............       2,350          173,900
Guidant Corp.* ......................         850           42,075
Health Management Associates,
  Inc., Class A* ....................       5,250           68,578
                                                        ----------
                                                           284,553
                                                        ----------
SOAPS & TOILETRIES (2.7%)
Johnson & Johnson ...................         850           86,594
                                                        ----------
  TOTAL CONSUMER NON-CYCLICALS                             499,235
                                                        ----------
CREDIT SENSITIVE (24.2%)
BANKS (3.9%)
Chase Manhattan Corp. ...............         975           44,911
State Street Corp. ..................         750           79,547
                                                        ----------
                                                           124,458
                                                        ----------
FINANCIAL SERVICES (16.2%)
Franklin Resources, Inc. ............       1,850           56,194
Mellon Financial Corp. ..............       2,050           74,697
Paychex, Inc. .......................       4,625          194,250
SLM Holding Corp. ...................       1,950           73,003
T. Rowe Price Associates, Inc. ......       2,950          125,375
                                                        ----------
                                                           523,519
                                                        ----------


                                            NUMBER          VALUE
                                          OF SHARES        (NOTE 1)
                                        -------------   -------------
INSURANCE (2.9%)
AFLAC, Inc. .........................       2,050       $   94,172
                                                        ----------
UTILITY--ELECTRIC (1.2%)
AES Corp.* ..........................         850           38,781
                                                        ----------
  TOTAL CREDIT SENSITIVE ............                      780,930
                                                        ----------
TECHNOLOGY (37.2%)
COMPUTER SOFTWARE (5.3%)
Compuware Corp.* ....................       2,701           28,042
Microsoft Corp.* ....................       1,350          108,000
Oracle Corp.* .......................         400           33,625
                                                        ----------
                                                           169,667
                                                        ----------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (6.2%)
Lucent Technologies, Inc. ...........       1,200           71,100
Tellabs, Inc.* ......................       1,900          130,032
                                                        ----------
                                                           201,132
                                                        ----------
ELECTRONICS (11.1%)
Altera Corp.* .......................       1,050          107,034
Conexant Systems, Inc.* .............         796           38,706
Intel Corp. .........................         600           80,213
Solectron Corp.* ....................       2,100           87,937
Xilinx, Inc.* .......................         550           45,409
                                                        ----------
                                                           359,299
                                                        ----------
OFFICE EQUIPMENT (10.3%)
Dell Computer Corp.* ................         950           46,847
EMC Corp.* ..........................       1,950          150,028
International Business Machines
  Corp. .............................       1,250          136,953
                                                        ----------
                                                           333,828
                                                        ----------
WIRELESS TELECOMMUNICATION
  SERVICES (4.3%)
Nokia OYJ (ADR) .....................         750           37,453
Worldcom, Inc.* .....................       2,225          102,072
                                                        ----------
                                                           139,525
                                                        ----------
  TOTAL TECHNOLOGY ..................                    1,203,451
                                                        ----------
TOTAL COMMON STOCKS (95.2%)
  (Cost $2,817,921)..................                    3,077,613
                                                        ----------
                                         PRINCIPAL
                                           AMOUNT
                                         -------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (4.7%)
Chase Nassau
  6.26%, 7/3/00
  (Amortized Cost $150,403)..........   $150,403           150,403
                                                        ----------
TOTAL INVESTMENTS (99.9%)
  (Cost/Amortized Cost
  $2,968,324) .......................                    3,228,016
OTHER ASSETS
  LESS LIABILITIES (0.1%) ...........                        4,607
                                                        ----------
NET ASSETS (100%) ...................                   $3,232,623
                                                        ==========

----------
*     Non-income producing.

EQ ADVISORS TRUST
CALVERT SOCIALLY RESPONSIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $1,082,567
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........       803,387

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  449,544
Aggregate gross unrealized depreciation .........      (189,852)
                                                     ----------
Net unrealized appreciation .....................    $  259,692
                                                     ==========
Federal income tax cost of investments ..........    $2,968,324
                                                     ==========

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
COMMON STOCKS:
AUSTRALIA (3.5%)
Australia & New Zealand
  Banking ..........................     51,000              $    390,190
Broken Hill Proprietary
  Company Ltd. (ADR) ...............      7,000                   166,250
Broken Hill Proprietary Ltd. .......     88,761                 1,046,998
Cable & Wireless Optus Ltd. ........     76,000                   226,047
Coca-Cola Amatil Ltd. ..............     30,150                    58,523
Coles Meyer Ltd. ...................     15,400                    58,994
Lend Lease Corp. ...................     17,673                   224,910
News Corp., Ltd. ...................     36,339                   499,180
News Corp., Ltd. (ADR) .............      4,000                   218,000
Santos Ltd. ........................     80,000                   243,200
Westpac Banking Corp. ..............     72,858                   524,349
                                                             ------------
                                                                3,656,641
                                                             ------------
BRAZIL (0.4%)
CIA Cervejaria Brahma-SP
  (ADR) ............................     15,000                   255,000
Telecomunicacoes de Sao Paulo
  S.A. (ADR) .......................      8,000                   148,000
                                                             ------------
                                                                  403,000
                                                             ------------
CANADA (3.6%)
Bank of Nova Scotia ................     22,200                   544,758
Bombardier, Inc., `B' ..............     16,800                   456,540
Bombardier, Inc., Class B ..........     12,000                   326,100
Manulife Financial Corp.* ..........     13,000                   229,365
National Bank of Canada ............     18,900                   282,357
Nortel Networks Corp. ..............      7,000                   477,750
Thomson Corp. ......................     31,200                 1,068,262
Toronto Dominion Bank ..............     14,000                   340,702
                                                             ------------
                                                                3,725,834
                                                             ------------
FINLAND (3.2%)
Metra OYJ, Class B .................      1,500                    25,824
Nokia OYJ ..........................     41,600                 2,120,789
Nokia OYJ (ADR) ....................     11,000                   549,313
Sanitec Ltd. OYJ* ..................        818                     8,192
Upm-Kymmene OYJ ....................     23,600                   585,250
                                                             ------------
                                                                3,289,368
                                                             ------------
FRANCE (6.7%)
Bouygues S.A.*+# ...................      1,653                 1,103,640
Compagnie de Saint Gobain* .........      3,000                   405,173
Groupe Danone ......................      3,000                   397,734
LVMH (Louis Vuitton Moet
  Hennessy)* .......................        700                   288,362
Michelin, Class B (Registered) .....      7,800                   250,046
Pechiney S.A., Class A .............      6,500                   270,926
PSA Peugeot Citroen ................      1,300                   260,635
Sanofi-Synthelabo S.A.* ............     21,200                 1,009,004
Societe BIC S.A. ...................      6,300                   308,258
Societe Television Francaise
  (T.F.1) ..........................     10,000                   696,272
STMicroelectronics N.V. ............      6,500                   409,179
STMicroelectronics N.V.
  (New York Shares) ................     17,000                 1,091,187
Vivendi* ...........................      5,300                   467,347
                                                             ------------
                                                                6,957,763
                                                             ------------


                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
GERMANY (6.5%)
Aixtron ............................      2,000              $    270,688
Bayerische Motoren Werke
  (BMW) AG* ........................     11,900                   362,071
DaimlerChrysler AG .................      4,500                   238,640
Deutsche Bank AG
  (Registered)* ....................      3,500                   292,268
Deutsche Telekom AG ................      9,600                   553,050
Epcos AG* ..........................      3,600                   364,656
Infineon Technologies AG ...........     12,400                   982,700
Infineon Technologies AG
  (ADR)* ...........................     18,200                 1,482,469
Intershop Communications AG*........        600                   274,122
Siemens AG* ........................     11,300                 1,689,978
T-Online International AG*+# .......      5,000                   162,861
Thyssen Krupp* .....................      4,700                    74,729
                                                             ------------
                                                                6,748,232
                                                             ------------
HONG KONG (1.6%)
Hong Kong Telecommunications
  Ltd. .............................   167,000                    367,398
Hutchison Whampoa Ltd. .............    53,900                    677,596
Johnson Electric Holdings ..........    50,500                    477,760
Legend Holdings Ltd.+# .............   102,000                     98,788
Li & Fung Ltd. .....................     6,000                     30,017
                                                             ------------
                                                                1,651,559
                                                             ------------
IRELAND (0.4%)
Allied Irish Banks plc .............    18,158                    162,453
CRH plc ............................    17,066                    307,645
                                                             ------------
                                                                  470,098
                                                             ------------
ITALY (2.7%)
Generali ...........................     9,300                    318,444
ENI S.p.A. (Registered) ............   154,600                    892,116
Fiat S.p.A.* .......................     3,710                     96,179
Fiat S.p.A.* .......................     9,510                    154,654
Telecom Italia Mobile S.p.A. .......    46,800                    477,624
Telecom Italia Mobile S.p.A.
  (RNC) ............................    10,700                     53,784
Telecom Italia S.p.A. ..............    21,600                    296,669
Telecom Italia S.p.A. (RNC) ........    32,000                    212,125
UniCredito Italiano ................    64,000                    305,826
                                                             ------------
                                                                2,807,421
                                                             ------------
JAPAN (24.6%)
Advantest Corp. ....................     5,600                  1,247,727
Aiful Corp. ........................     2,700                    248,773
Chudenko Corp. .....................    15,000                    211,126
Chugai Pharmaceutical Ltd. .........    10,000                    188,893
DDI Corp. ..........................        32                    307,504
Fanuc ..............................     3,000                    304,960
Fuji Soft ABC, Inc. ................     4,000                    237,034
Hirose Electric ....................     4,700                    731,047
Hitachi Ltd. .......................    22,000                    317,113
Japan Airlines Co., Ltd. ...........     6,000                     22,780
JUSCO Co., Ltd. ....................    23,000                    435,536
Kao Corp. ..........................    10,000                    305,243
Keyence Corp. ......................     1,400                    461,633
Mabuchi Motor Co., Ltd. ............     2,000                    258,137
Mitsubishi Heavy Industries Ltd.        99,000                    438,363
Mitsubishi Motors Corp.* ...........   100,000                    426,775

EQ ADVISORS TRUST
CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
Mitsui Chemicals, Inc. .............     40,000              $    279,241
Mitsui Marine & Fire Insurance
  Co., Ltd. ........................     61,000                   293,090
Murata Manufacturing Co., Ltd. .....      8,000                 1,147,110
NEC Corp. ..........................     62,000                 1,945,075
Nichicon ...........................      3,000                    73,484
Nikon Corp. ........................     47,000                 1,740,167
Nintendo Ltd. ......................      4,500                   785,152
Nippon Sheet Glass Co., Ltd. .......     24,000                   333,280
Nippon Telegraph & Telephone
  Corp. ............................         31                   411,795
Nissan Motor Co., Ltd. .............   125,000                    736,021
Nomura Securities Co. ..............    12,000                    293,372
NTT Mobile Communications
  Network, Inc. ....................        86                  2,325,310
Orix Corp. .........................     2,140                    315,521
Rohm Co. ...........................     3,900                  1,139,008
Sakura Bank Ltd. ...................    33,000                    227,886
Sankyo Co. .........................    14,000                    315,889
Sekisui House Ltd. .................    33,000                    304,988
Shin-Etsu Chemical Co., Ltd. .......     6,000                    304,112
Shionogi & Co., Ltd. ...............    18,000                    341,702
Sony Corp. .........................    25,700                  2,397,004
Suzuki Motor Co., Ltd. .............    19,000                    244,873
Taiyo Yuden Co., Ltd. ..............     7,000                    437,892
Thk Company Ltd. ...................     8,000                    403,976
Tokyo Electron Ltd. ................    17,000                  2,325,498
Tokyo Seimitsu .....................       400                     53,512
Toray Industries, Inc. .............    79,000                    320,034
Ushio, Inc. ........................     1,000                     27,510
                                                             ------------
                                                               25,665,146
                                                             ------------
KOREA (2.3%)
Hyundai Motor Co. (GDR)*+# .........    18,838                    122,447
Korea Telecom Corp. SP (ADR)........       300                     14,512
Pohang Iron & Steel Co., Ltd.
  (ADR) ............................    15,060                    361,440
Samsung Electronics (GDR)*+#........     9,796                  1,890,628
                                                             ------------
                                                                2,389,027
                                                             ------------
LUXEMBOURG (0.1%)
Societe Europeenne des Satellites
  (FDR) ............................       600                    100,721
                                                             ------------
MEXICO (1.5%)
Telefonos de Mexico S.A.,
  Class L (ADR) ....................    27,800                  1,588,075
                                                             ------------
NETHERLANDS (5.1%)
ABN-Amro Holdings N.V. .............    37,534                    918,624
Aegon N.V.* ........................    31,436                  1,117,489
ASM Lithography Holding N.V. .......    21,000                    901,740
ASM Lithography Holding N.V.
  (New York Shares)* ...............     5,700                    251,512
DSM NV* ............................     7,902                    253,240
Heineken Holding N.V. ..............     6,700                    260,730
Heineken N.V. Class A ..............    17,300                  1,051,920
ING Groep N.V. .....................     4,711                    318,129
United Pan-Europe
  Communications N.V. ..............     7,400                    193,322
                                                             ------------
                                                                5,266,706
                                                             ------------
NORWAY (0.4%)
Norsk Hydro ........................    10,200                    427,648
                                                             ------------


                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
PORTUGAL (0.5%)
Portugal Telecom S.A.* .............    23,000               $    257,983
PT Multimedia Servicos de
  Telecomunicacoes e
  Multimedia SGPS SA* ..............     1,200                     59,517
Telecel-Comunicacoes Pessoais,
  S.A.* ............................    15,000                    227,481
                                                             ------------
                                                                  544,981
                                                             ------------
SINGAPORE (1.2%)
Chartered Semiconductor* ...........    30,000                    262,229
Creative Technology Ltd. ...........     7,000                    168,181
Cycle & Carriage Ltd. ..............     6,000                     14,101
DBS Group Holdings Ltd.* ...........    24,652                    316,801
Keppel Tat Lee Bank Ltd. ...........    38,000                     64,671
Singapore Press Holdings Ltd. ......     5,000                     78,148
Singapore Technologies
  Engineering Ltd. .................   233,000                    342,588
                                                             ------------
                                                                1,246,719
                                                             ------------
SPAIN (1.9%)
Banco Bilbao Vizcaya ...............    37,100                    553,789
Telefonica de Espana S.A.* .........    66,010                  1,416,605
Telefonica S.A. (ADR)* .............     1,000                     64,063
                                                             ------------
                                                                2,034,457
                                                             ------------
SWEDEN (1.6%)
ForeningsSparbanken AB .............    24,200                    353,625
Svenska Hadelsbanken, Class A*......    18,000                    260,987
Telefonaktiebolaget LM Ericsson
  AB ...............................    30,800                    608,813
Telefonaktiebolaget LM Ericsson
  AB (ADR) .........................    21,200                    424,000
                                                             ------------
                                                                1,647,425
                                                             ------------
SWITZERLAND (4.0%)
Adecco S.A. (Registered)* ..........       327                    277,522
Cie Financiere Richemont,
  Class A ..........................       275                    740,080
Holderbank Financiere Glarus
  AG (Registered) ..................       878                    286,556
Holderbank Financiere Glarus
  AG, Class B ......................       140                    171,453
Nestle S.A. (Registered) ...........       242                    483,822
Novartis AG (Registered) ...........       595                    941,449
Roche Holding AG ...................        21                    204,201
Swiss Reinsurance Co.
  (Registered) .....................       189                    384,805
Swisscom AG (Registered) ...........     1,960                    678,097
UBS AG .............................       300                     43,904
                                                             ------------
                                                                4,211,889
                                                             ------------
TAIWAN (2.7%)
Asustek Computer, Inc.
  (GDR)+# ..........................    34,452                    290,259
Hon Hai Precision Industry Co.,
  Ltd. (GDR)*+# ....................    12,900                    309,600
Taiwan Semiconductor
  Manufacturing Co. (ADR)* .........    56,802                  2,201,062
                                                             ------------
                                                                2,800,921
                                                             ------------
TURKEY (0.2%)
Turkiye Is Bankasi (Registered)
  (GDR)* ...........................    94,400                    202,960
                                                             ------------

EQ ADVISORS TRUST
CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)


                                         NUMBER           VALUE
                                       OF SHARES         (NOTE 1)
                                     -------------   ---------------
UNITED KINGDOM (14.2%)
AstraZeneca Group plc (ADR) ......        56,300      $  2,618,729
AstraZeneca Group plc (ADR) ......         5,900           274,350
BAE SYSTEMS plc ..................        63,900           398,245
BOC Group plc ....................           100             1,437
British Airways plc ..............        44,000           252,923
Cadbury Schweppes plc ............        81,100           532,431
Colt Telecom Group plc* ..........           200             6,656
Dixons Group plc* ................        66,545           270,782
Enterprise Oil plc ...............        17,900           149,196
GKN plc ..........................        38,900           496,055
Glaxo Wellcome plc ...............        10,533           307,034
Halifax plc ......................        28,000           268,534
Land Securities plc ..............        22,000           262,907
Laporte plc Class B ..............       297,600             4,502
Laporte plc* .....................        31,600           229,446
Lloyds TSB Group plc .............       147,714         1,394,308
Rank Group plc ...................        90,000           208,299
Reuters Group plc ................        39,500           673,401
Royal Bank of Scotland
  Group plc* .....................        29,100           486,856
Shell Transport & Trading Co.,
  plc (Registered) ...............        62,000           517,237
Siebe plc ........................       216,700           812,949
Tate Lyle ORD plc ................        67,000           334,458
TI Group plc .....................        47,700           259,761
Unilever plc .....................        37,000           223,879
Vodafone AirTouch plc ............       948,106         3,829,312
                                                      ------------
                                                        14,813,687
                                                      ------------
UNITED STATES (0.2%)
ASM Lithography Holding N.V.*.....         4,500           198,562
                                                      ------------
TOTAL COMMON STOCKS (89.1%)
  (Cost $84,429,304) .............                      92,848,840
                                                      ------------
CONVERTIBLE PREFERRED
  STOCKS:
JAPAN (0.2%)
Sanwa International Fiance
  Bermuda Trust (Cost
  $193,422).......................    21,000,000           198,338
                                                      ------------


                                      PRINCIPAL        VALUE
                                       AMOUNT        (NOTE 1)
                                   -------------- --------------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (10.6%)
Chase Nassau
  6.26%, 7/3/00 ..................
 (Amortized Cost $11,023,004)..... $11,023,004     $ 11,023,004
                                                   ------------
TOTAL INVESTMENTS (99.9%) ........
  (Cost/Amortized Cost $95,645,730)                 104,070,182
OTHER ASSETS
  LESS LIABILITIES (0.1%) ........                      109,726
                                                   ------------
NET ASSETS (100%) ................                 $104,179,908
                                                   ============


MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Common Stocks,
Preferred
Stocks, and Warrants
Basic Materials .................              3.6%
Business Services ...............              4.5
Capital Goods ...................              8.0
Consumer Cyclicals ..............             10.5
Consumer Non-Cyclicals ..........             11.7
Credit Sensitive ................             19.2
Diversified .....................              5.1
Energy ..........................              1.9
Technology
  Computer Hardware .............     0.6
  Computer Software .............     0.7
  Electronics ...................    19.4
  Office Equipment Services .....     0.4
  Telecommunications ............    14.4     35.5
                                     ----    -----
                                             100.0%
                                             =====

----------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2000, these securities amounted to
      $3,918,223 or 3.76% of net assets.
# Illiquid security: it is not actively traded.
  Glossary:
  ADR--American Depositary Receipt
  GDR--Global Depositary Receipt
     RNC--Risparmio Non-Convertible Savings Shares.

EQ ADVISORS TRUST
CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 2000, the portfolio had outstanding foreign currency contracts to buy/sell foreign curriences as follows: (Note 1)



                                                           LOCAL
                                                         CONTRACT       COST ON          U.S.$          UNREALIZED
                                                          AMOUNT      ORIGINATION       CURRENT       APPRECIATION/
                                                          (000'S)         DATE           VALUE        (DEPRECIATION)
                                                        ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
European Union, expiring 8/10/00 - 2/20/01 ..........      1,160      $1,082,837      $1,116,608        $  33,771
European Union, expiring 7/19/00 - 9/1/00 ...........        948         904,505         907,105            2,600
European Union, expiring 7/19/00 - 11/27/00 .........      2,148       2,009,122       2,054,506           45,384
European Union, expiring 7/31/00 - 9/7/00 ...........        847         780,379         810,388           30,009
European Union, expiring 8/10/00 ....................        105          94,938         100,729            5,791
European Union, expiring 9/5/00 .....................         76          74,977          73,025           (1,952)
FOREIGN CURRENCY SELL CONTRACTS
Australian Dollar, expiring 7/19/00 .................        104          69,300          62,321            6,979
Australian Dollar, expiring 8/10/00 .................        763         448,502         456,096           (7,594)
Canadian Dollar, expiring 8/10/00 - 9/7/00 ..........        787         528,859         532,461           (3,602)
Japanese Yen, expiring 7/19/00 - 11/27/00 ...........    210,724       2,009,121       2,002,907            6,214
Japanese Yen, expiring 8/28/00 ......................     65,009         594,814         619,155          (24,341)
Japanese Yen, expiring 2/20/01 ......................     69,336         634,335         682,079          (47,744)
British Pound, expiring 7/31/00 .....................        159         251,518         241,022           10,496
British Pound, expiring 8/10/00 .....................         62          94,938          93,811            1,127
British Pound, expiring 9/1/00 ......................        362         537,392         547,508          (10,116)
British Pound, expiring 9/5/00 ......................         47          74,977          71,678            3,299
                                                                                                        ---------
                                                                                                        $  50,321
                                                                                                        =========

Investment security transactions for the period ended June 30, 2000 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $58,670,046
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     10,818,127

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $ 11,527,012
Aggregate gross unrealized depreciation .........      (3,102,560)
                                                     ------------
Net unrealized appreciation .....................    $  8,424,452
                                                     ============
Federal income tax cost of investments ..........    $ 95,645,730
                                                     ============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $7,579,056, which was secured by collateral of $7,456,879.

The Portfolio has a net loss carryforward of $36,605 which expires in the year 2007.
















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (1.7%)
METALS & MINING (1.7%)
Alcoa, Inc. ............................................................   21,800                 $   632,200
Newmont Mining Corp. ...................................................   13,500                     291,938
                                                                                                  -----------
  TOTAL BASIC MATERIALS ................................................                              924,138
                                                                                                  -----------
BUSINESS SERVICES (11.2%)
PRINTING, PUBLISHING,
  BROADCASTING (10.9%)
Adelphia Communications Corp.
  Class A* .............................................................    9,069                     425,109
AT&T Corp.--Liberty Media
  Group, Class A* ......................................................   58,400                   1,416,200
Cablevision Systems Corp.,
  Class A* .............................................................   13,200                     895,950
Charter Communications, Inc.* ..........................................   16,000                     263,000
Fox Entertainment Group, Inc.,
  Class A* .............................................................   11,900                     361,463
Interpublic Group, Inc. ................................................   11,300                     485,900
MediaOne Group, Inc.* ..................................................    3,500                     232,085
Time Warner, Inc. ......................................................    6,700                     509,200
Viacom, Inc., Class B* .................................................   17,700                   1,206,919
                                                                                                  -----------
                                                                                                    5,795,826
                                                                                                  -----------
PROFESSIONAL SERVICES (0.1%)
Service Corp. International ............................................   22,400                      71,400
                                                                                                  -----------
TRUCKING, SHIPPING (0.2%)
CNF Transportation, Inc. ...............................................    4,400                     100,100
                                                                                                  -----------
  TOTAL BUSINESS SERVICES ..............................................                            5,967,326
                                                                                                  -----------
CAPITAL GOODS (6.1%)
AEROSPACE (2.4%)
Lockheed Martin Corp. ..................................................   12,000                     297,750
Loral Space & Communications*...........................................   39,000                     270,562
Raytheon Co. ...........................................................   10,500                     204,094
Raytheon Co. ...........................................................    9,000                     173,250
Textron, Inc. ..........................................................    2,800                     152,075
United Technologies Corp. ..............................................    3,500                     206,063
                                                                                                  -----------
                                                                                                    1,303,794
                                                                                                  -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.8%)
Lowe's Cos., Inc. ......................................................    9,900                     406,519
                                                                                                  -----------
ELECTRICAL EQUIPMENT (1.7%)
Emerson Electric Co. ...................................................    6,400                     386,400
General Electric Co. ...................................................    3,000                     159,000
Lam Research Corp.* ....................................................    9,600                     360,000
                                                                                                  -----------
                                                                                                      905,400
                                                                                                  -----------
MACHINERY (1.2%)
Illinois Tool Works, Inc. ..............................................    5,700                     324,900
W.W. Grainger, Inc. ....................................................    9,800                     301,962
                                                                                                  -----------
                                                                                                      626,862
                                                                                                  -----------
  TOTAL CAPITAL GOODS ..................................................                            3,242,575
                                                                                                  -----------
CONSUMER CYCLICALS (4.2%)
APPAREL & TEXTILES (0.6%)
Nike, Inc., Class B ....................................................    7,700                     306,556
                                                                                                  -----------
AUTOS & TRUCKS (0.3%)
Autonation, Inc.* ......................................................   18,900                     133,481
                                                                                                  -----------


                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.3%)
Williams-Sonoma, Inc.* .................................................    5,600                 $   181,650
                                                                                                  -----------
LEISURE RELATED (1.3%)
American Greetings Corp. ...............................................    5,400                     102,600
Carnival Corp., Class A ................................................   12,700                     247,650
Galileo International, Inc. ............................................   10,900                     227,538
Hasbro, Inc. ...........................................................    8,500                     128,031
                                                                                                  -----------
                                                                                                      705,819
                                                                                                  -----------
RETAIL--GENERAL (1.7%)
Costco Wholesale Corp.* ................................................   16,400                     541,200
Wal-Mart Stores, Inc. ..................................................    6,000                     345,750
                                                                                                  -----------
                                                                                                      886,950
                                                                                                  -----------
  TOTAL CONSUMER CYCLICALS .............................................                            2,214,456
                                                                                                  -----------
CONSUMER NON-CYCLICALS (25.7%)
BEVERAGES (1.8%)
PepsiCo, Inc. ..........................................................   21,800                     968,738
                                                                                                  -----------
DRUGS (9.8%)
AstraZeneca Group plc (ADR) ............................................   33,000                   1,534,500
Forest Laboratories, Inc.* .............................................    5,600                     565,600
Pfizer, Inc. ...........................................................   64,600                   3,100,800
                                                                                                  -----------
                                                                                                    5,200,900
                                                                                                  -----------
FOODS (3.7%)
Campbell Soup Co. ......................................................   21,000                     611,625
ConAgra, Inc. ..........................................................    6,600                     125,812
Kellogg Co. ............................................................   41,800                   1,243,550
                                                                                                  -----------
                                                                                                    1,980,987
                                                                                                  -----------
HOSPITAL SUPPLIES & SERVICES (7.0%)
Becton, Dickinson and Co. ..............................................   11,400                     327,038
Guidant Corp.* .........................................................   18,700                     925,650
Medtronic, Inc. ........................................................   47,000                   2,341,187
Quintiles Transnational Corp.* .........................................    9,600                     135,600
                                                                                                  -----------
                                                                                                    3,729,475
                                                                                                  -----------
RETAIL--FOOD (0.6%)
McDonald's Corp. .......................................................    9,100                     299,731
                                                                                                  -----------
SOAPS & TOILETRIES (2.0%)
Clorox Co. .............................................................   20,900                     936,581
Kimberly Clark Corp. ...................................................    2,600                     149,175
                                                                                                  -----------
                                                                                                    1,085,756
                                                                                                  -----------
TOBACCO (0.8%)
Philip Morris Cos., Inc. ...............................................   15,100                     401,094
                                                                                                  -----------
  TOTAL CONSUMER NON-CYCLICALS                                                                     13,666,681
                                                                                                  -----------
CREDIT SENSITIVE (16.8%)
BANKS (3.6%)
Bank of America Corp. ..................................................   18,600                     799,800
Bank One Corp. .........................................................   23,100                     613,594
Washington Mutual, Inc. ................................................   17,800                     513,975
                                                                                                  -----------
                                                                                                    1,927,369
                                                                                                  -----------
FINANCIAL SERVICES (4.7%)
Associates First Capital Corp.,
  Class A ..............................................................   14,600                     325,762
Household International, Inc. ..........................................    7,400                     307,562
Indymac Mortgage Holdings,
  Inc. .................................................................   10,200                     138,338
SLM Holding Corp. ......................................................   46,500                   1,740,844
                                                                                                  -----------
                                                                                                    2,512,506
                                                                                                  -----------

EQ ADVISORS TRUST
CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                          NUMBER           VALUE
                                         OF SHARES       (NOTE 1)
                                       ------------   --------------
INSURANCE (3.3%)
Hartford Financial Services
  Group, Inc. ......................        11,000    $   615,312
Jefferson-Pilot Corp. ..............         6,000        338,625
Lincoln National Corp. .............        10,100        364,863
PMI Group, Inc. ....................         8,550        406,125
                                                      -----------
                                                        1,724,925
                                                      -----------
UTILITY--ELECTRIC (2.6%)
American Electric Power Co. ........         7,700        228,113
CINergy Corp. ......................        18,300        465,506
Niagara Mohawk Holdings, Inc. ......        26,900        374,919
Northeast Utilities ................        13,100        284,925
                                                      -----------
                                                        1,353,463
                                                      -----------
UTILITY--GAS (0.2%)
NiSource, Inc. .....................         6,200        115,475
                                                      -----------
UTILITY--TELEPHONE (2.4%)
Sprint Corp. (Fon Group) ...........        17,200        877,200
U.S. WEST, Inc. ....................         4,700        403,025
                                                      -----------
                                                        1,280,225
                                                      -----------
  TOTAL CREDIT SENSITIVE ...........                    8,913,963
                                                      -----------
DIVERSIFIED (1.7%)
MISCELLANEOUS (1.7%)
Tyco International Ltd. ............        18,800        890,650
                                                      -----------
ENERGY (7.1%)
COAL & GAS PIPELINES (1.3%)
Williams Cos., Inc. ................        15,800        658,663
                                                      -----------
OIL--DOMESTIC (1.9%)
Chevron Corp. ......................         7,600        644,575
Exxon Mobil Corp.* .................         4,808        377,428
                                                      -----------
                                                        1,022,003
                                                      -----------
OIL--INTERNATIONAL (0.8%)
Texaco, Inc. .......................         8,200        436,650
                                                      -----------
OIL--SUPPLIES & CONSTRUCTION (2.0%)
Baker Hughes, Inc. .................        24,600        787,200
Weatherford Intl., Inc.* ...........         6,600        262,762
                                                      -----------
                                                        1,049,962
                                                      -----------
RAILROADS (1.1%)
Canadian National Railway Co. ......        10,500        306,469
Union Pacific Corp. ................         7,500        278,906
                                                      -----------
                                                          585,375
                                                      -----------
  TOTAL ENERGY .....................                    3,752,653
                                                      -----------
TECHNOLOGY (23.0%)
COMPUTER HARDWARE (3.4%)
Cisco Systems, Inc.* ...............        26,400      1,678,050
Hewlett Packard Co. ................         1,100        137,362
                                                      -----------
                                                        1,815,412
                                                      -----------


                                          NUMBER           VALUE
                                         OF SHARES       (NOTE 1)
                                       ------------   --------------
COMPUTER SOFTWARE (2.5%)
Autodesk, Inc. .....................         8,400    $   291,375
Cadence Design Systems, Inc.* ......        26,000        529,750
Peoplesoft, Inc.* ..................        30,900        517,575
                                                      -----------
                                                        1,338,700
                                                      -----------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (1.9%)
Macromedia, Inc.* ..................         3,500        338,406
Sprint Corp. (PCS Group)* ..........         4,000        238,000
VoiceStream Wireless Corp.* ........         3,500        407,039
                                                      -----------
                                                          983,445
                                                      -----------
ELECTRONICS (11.0%)
Advanced Micro Devices, Inc.* ......        11,400        880,650
Agilent Technologies, Inc.* ........         6,319        466,026
Applied Material, Inc.* ............        11,800      1,069,375
Applied Micro Circuits Corp.* ......         4,100        404,875
ASM Lithography Holding NV .........        20,400        900,150
Burr-Brown Corp.* ..................         8,500        736,844
JDS Uniphase Corp.* ................         2,000        239,750
KLA-Tencor Corp.* ..................         3,400        199,112
Micron Technology, Inc.* ...........         2,500        220,156
PMC-Sierra, Inc. ...................         2,500        444,219
Teradyne, Inc.* ....................         4,200        308,700
                                                      -----------
                                                        5,869,857
                                                      -----------
OFFICE EQUIPMENT (1.8%)
Compaq Computer Corp. ..............        21,500        549,594
Dell Computer Corp.* ...............         7,500        369,844
                                                      -----------
                                                          919,438
                                                      -----------
WIRELESS TELECOMMUNICATION
  SERVICES (2.4%)
Nokia OYJ (ADR) ....................        25,400      1,268,413
                                                      -----------
  TOTAL TECHNOLOGY .................                   12,195,265
                                                      -----------
TOTAL COMMON STOCKS (97.5%)
  (Cost $47,445,368)................                   51,767,707
                                                      -----------
                                         PRINCIPAL
                                          AMOUNT
                                         ---------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (2.5%)
Chase Nassau
  6.26%, 7/3/00
  (Amortized Cost $1,314,951).......   $1,314,951       1,314,951
                                                      -----------
TOTAL INVESTMENTS (100.0%)
  (Cost/Amortized $48,760,319) .....                   53,082,658
OTHER ASSETS
  LESS LIABILITIES (0.0%) ..........                       38,549
                                                      -----------
NET ASSETS (100%) ..................                  $53,121,207
                                                      ===========

----------
*     Non-income producing.
  Glossary:
  ADR--American Depositary Receipt

EQ ADVISORS TRUST
CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $28,389,098
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     11,315,470

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  7,077,748
Aggregate gross unrealized depreciation .........      (2,755,409)
                                                     ------------
Net unrealized appreciation .....................    $  4,322,339
                                                     ============
Federal income tax cost of investments ..........    $ 48,760,319
                                                     ============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $3,281,331, which was secured by collateral of $3,431,800.








































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                    NUMBER                 VALUE
                                                                                   OF SHARES             (NOTE 1)
                                                                             --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (0.7%)
CHEMICALS--SPECIALTY (0.1%)
IMC Global, Inc. .........................................................   10,000                 $  130,000
                                                                                                    ----------
METALS & MINING (0.6%)
Alcoa, Inc. ..............................................................   23,100                    669,900
                                                                                                    ----------
  TOTAL BASIC MATERIALS ..................................................                             799,900
                                                                                                    ----------
BUSINESS SERVICES (10.8%)
ENVIRONMENTAL CONTROL (0.5%)
Ecolab, Inc. .............................................................   13,400                    523,438
                                                                                                    ----------
PRINTING, PUBLISHING,
  BROADCASTING (9.9%)
Adelphia Communications Corp.
  Class A* ...............................................................   28,500                  1,335,937
AT&T Corp.--Liberty Media
  Group, Class A* ........................................................   32,000                    776,000
Cablevision Systems Corp.,
  Class A* ...............................................................   33,000                  2,239,875
Charter Communications, Inc.* ............................................   48,300                    793,931
Fox Entertainment Group, Inc.,
  Class A* ...............................................................   65,400                  1,986,525
Interpublic Group, Inc. ..................................................   17,700                    761,100
Time Warner, Inc. ........................................................   27,500                  2,090,000
Viacom, Inc.* ............................................................    5,000                    341,875
Viacom, Inc., Class B* ...................................................    8,100                    552,319
                                                                                                    ----------
                                                                                                    10,877,562
                                                                                                    ----------
TRUCKING, SHIPPING (0.4%)
CNF Transportation, Inc. .................................................   18,900                    429,975
                                                                                                    ----------
  TOTAL BUSINESS SERVICES ................................................                          11,830,975
                                                                                                    ----------
CAPITAL GOODS (9.5%)
AEROSPACE (4.4%)
Lockheed Martin Corp. ....................................................   69,800                  1,731,912
Raytheon Co. .............................................................   23,000                    442,750
Textron, Inc. ............................................................   19,500                  1,059,094
United Technologies Corp. ................................................   26,100                  1,536,638
                                                                                                    ----------
                                                                                                     4,770,394
                                                                                                    ----------
BUILDING MATERIALS & FOREST
  PRODUCTS (1.4%)
Lowe's Cos., Inc. ........................................................   37,600                  1,543,950
                                                                                                    ----------
ELECTRICAL EQUIPMENT (1.4%)
Emerson Electric Co. .....................................................   14,200                    857,325
General Electric Co. .....................................................   11,700                    620,100
                                                                                                    ----------
                                                                                                     1,477,425
                                                                                                    ----------
MACHINERY (2.3%)
Illinois Tool Works, Inc. ................................................   30,800                  1,755,600
W.W. Grainger, Inc. ......................................................   26,500                    816,531
                                                                                                    ----------
                                                                                                     2,572,131
                                                                                                    ----------
  TOTAL CAPITAL GOODS ....................................................                          10,363,900
                                                                                                    ----------
CONSUMER CYCLICALS (6.3%)
APPAREL & TEXTILES (2.0%)
Nike, Inc., Class B ......................................................   46,600                  1,855,262
V.F. Corp. ...............................................................   16,200                    385,763
                                                                                                    ----------
                                                                                                     2,241,025
                                                                                                    ----------
AUTOS & TRUCKS (0.4%)
Autonation, Inc.* ........................................................   58,100                    410,331
                                                                                                    ----------


                                                                                    NUMBER                 VALUE
                                                                                   OF SHARES             (NOTE 1)
                                                                             --------------------   ------------------
HOUSEHOLD FURNITURE, APPLIANCES (1.0%)
Sony Corp. (ADR) .........................................................    5,200                 $  490,425
Williams-Sonoma, Inc.* ...................................................   17,900                    580,631
                                                                                                    ----------
                                                                                                     1,071,056
                                                                                                    ----------
LEISURE RELATED (2.3%)
American Greetings Corp. .................................................   26,700                    507,300
Carnival Corp., Class A ..................................................   57,400                  1,119,300
Galileo International, Inc. ..............................................   17,000                    354,875
Hasbro, Inc. .............................................................   33,800                    509,113
                                                                                                    ----------
                                                                                                     2,490,588
                                                                                                    ----------
RETAIL--GENERAL (0.6%)
GAP, Inc. ................................................................   22,000                    687,500
                                                                                                    ----------
  TOTAL CONSUMER CYCLICALS ...............................................                           6,900,500
                                                                                                    ----------
CONSUMER NON-CYCLICALS (22.6%)
BEVERAGES (1.5%)
Anheuser-Busch Cos., Inc. ................................................    8,700                    649,781
PepsiCo, Inc. ............................................................   21,700                    964,294
                                                                                                    ----------
                                                                                                     1,614,075
                                                                                                    ----------
DRUGS (7.0%)
AstraZeneca Group plc (ADR) ..............................................   57,100                  2,655,150
Forest Laboratories, Inc.* ...............................................   20,300                  2,050,300
Pfizer, Inc. .............................................................   62,000                  2,976,000
                                                                                                    ----------
                                                                                                     7,681,450
                                                                                                    ----------
FOODS (5.4%)
Campbell Soup Co. ........................................................   43,600                  1,269,850
ConAgra, Inc. ............................................................   67,200                  1,281,000
General Mills, Inc. ......................................................   21,800                    833,850
H.J. Heinz Co. ...........................................................    7,500                    328,125
Kellogg Co. ..............................................................   72,100                  2,144,975
                                                                                                    ----------
                                                                                                     5,857,800
                                                                                                    ----------
HOSPITAL SUPPLIES & SERVICES (5.0%)
Becton, Dickinson and Co. ................................................   62,400                  1,790,100
Guidant Corp.* ...........................................................   42,700                  2,113,650
Medtronic, Inc. ..........................................................   20,400                  1,016,175
Quintiles Transnational Corp.* ...........................................   39,500                    557,938
                                                                                                    ----------
                                                                                                     5,477,863
                                                                                                    ----------
RETAIL--FOOD (0.6%)
McDonald's Corp. .........................................................   20,300                    668,631
                                                                                                    ----------
SOAPS & TOILETRIES (2.7%)
Avon Products, Inc. ......................................................   27,000                  1,201,500
Clorox Co. ...............................................................   40,300                  1,805,944
                                                                                                    ----------
                                                                                                     3,007,444
                                                                                                    ----------
TOBACCO (0.4%)
Philip Morris Cos., Inc. .................................................   15,700                    417,031
                                                                                                    ----------
  TOTAL CONSUMER NON-CYCLICALS                                                                      24,724,294
                                                                                                    ----------
CREDIT SENSITIVE (17.2%)
BANKS (3.9%)
Bank of America Corp. ....................................................   35,200                  1,513,600
Bank One Corp. ...........................................................   36,700                    974,844
Washington Mutual, Inc. ..................................................   60,900                  1,758,487
                                                                                                    ----------
                                                                                                     4,246,931
                                                                                                    ----------

EQ ADVISORS TRUST
CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
FINANCIAL SERVICES (4.2%)
Associates First Capital Corp.,
  Class A ...........................   69,400                 $ 1,548,488
Citigroup, Inc. .....................    6,800                     409,700
Household International, Inc. .......   14,500                     602,656
Indymac Mortgage Holdings,
  Inc. ..............................   18,300                     248,194
SLM Holding Corp. ...................   47,000                   1,759,562
                                                               -----------
                                                                 4,568,600
                                                               -----------
INSURANCE (3.3%)
Allstate Corp. ......................   10,700                     238,075
Cincinnati Financial Corp. ..........   16,900                     531,294
Hartford Financial Services
  Group, Inc. .......................   21,700                   1,213,844
Jefferson-Pilot Corp. ...............   10,800                     609,525
Lincoln National Corp. ..............   11,000                     397,375
PacifiCare Health Systems, Inc.*.....    3,500                     210,656
PMI Group, Inc. .....................   10,000                     475,000
                                                               -----------
                                                                 3,675,769
                                                               -----------
UTILITY--ELECTRIC (3.6%)
AES Corp.* ..........................   20,200                     921,625
American Electric Power Co. .........   32,000                     948,000
CINergy Corp. .......................   42,000                   1,068,375
Niagara Mohawk Holdings, Inc.*.......   23,800                     331,713
NiSource, Inc. ......................   35,500                     661,187
                                                               -----------
                                                                 3,930,900
                                                               -----------
UTILITY--TELEPHONE (2.2%)
Sprint Corp. (Fon Group) ............   29,800                   1,519,800
U.S. WEST, Inc. .....................    4,800                     411,600
Worldcom, Inc.* .....................   11,950                     548,206
                                                               -----------
                                                                 2,479,606
                                                               -----------
  TOTAL CREDIT SENSITIVE ............                           18,901,806
                                                               -----------
DIVERSIFIED (3.1%)
MISCELLANEOUS (3.1%)
Berkshire Hathaway, Inc.,
  Class A* ..........................       27                   1,452,600
Tyco International Ltd. .............   41,100                   1,947,112
                                                               -----------
  TOTAL DIVERSIFIED .................                            3,399,712
                                                               -----------
ENERGY (7.2%)
COAL & GAS PIPELINES (1.5%)
Williams Cos., Inc. .................   39,300                   1,638,319
                                                               -----------
OIL--DOMESTIC (1.6%)
Exxon Mobil Corp. ...................   22,700                   1,781,950
                                                               -----------
OIL--INTERNATIONAL (2.1%)
Royal Dutch Petroleum Co.
  (New York Shares) .................    5,000                     307,813
Shell Transport & Trading Co.
  (ADR) .............................   16,200                     808,987
Texaco, Inc. ........................   21,000                   1,118,250
                                                               -----------
                                                                 2,235,050
                                                               -----------
OIL--SUPPLIES & CONSTRUCTION (1.4%)
Baker Hughes, Inc. ..................   49,300                   1,577,600
                                                               -----------


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
RAILROADS (0.6%)
Canadian National Railway Co. .......   10,000                 $   291,875
Union Pacific Corp. .................   10,400                     386,750
                                                               -----------
                                                                   678,625
                                                               -----------
  TOTAL ENERGY ......................                            7,911,544
                                                               -----------
TECHNOLOGY (20.1%)
COMPUTER HARDWARE (1.5%)
Cisco Systems, Inc.* ................    5,600                     355,950
Hewlett Packard Co. .................   10,500                   1,311,187
                                                               -----------
                                                                 1,667,137
                                                               -----------
COMPUTER SOFTWARE (1.9%)
Autodesk, Inc. ......................   17,100                     593,156
Cadence Design Systems, Inc.* .......   38,200                     778,325
Genuity Inc* ........................   25,600                     234,400
Macromedia, Inc.* ...................    5,000                     483,438
                                                               -----------
                                                                 2,089,319
                                                               -----------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (1.8%)
Lucent Technologies, Inc. ...........    6,600                     391,050
Telefonaktiebolaget LM Ericsson
  AB (ADR) ..........................   31,000                     620,000
VoiceStream Wireless Corp.* .........    8,600                   1,000,153
                                                               -----------
                                                                 2,011,203
                                                               -----------
ELECTRONICS (8.6%)
Advanced Micro Devices, Inc.* .......    9,700                     749,325
Agilent Technologies, Inc.* .........   22,604                   1,667,045
Altera Corp.* .......................    6,000                     611,625
Applied Material, Inc.* .............    9,000                     815,625
Applied Micro Circuits Corp.* .......    4,100                     404,875
Burr-Brown Corp.* ...................   10,400                     901,550
Intel Corp. .........................    4,500                     601,594
KLA-Tencor Corp.* ...................    3,600                     210,825
Micron Technology, Inc.* ............    8,200                     722,113
Teradyne, Inc.* .....................   11,100                     815,850
Texas Instruments, Inc. .............   17,400                   1,195,162
Xilinx, Inc.* .......................    8,000                     660,500
                                                               -----------
                                                                 9,356,089
                                                               -----------
OFFICE EQUIPMENT (3.8%)
Compaq Computer Corp. ...............   61,300                   1,566,981
Dell Computer Corp.* ................   28,700                   1,415,269
International Business Machines
  Corp. .............................   10,700                   1,172,319
Xerox Corp. .........................      100                       2,075
                                                               -----------
                                                                 4,156,644
                                                               -----------
WIRELESS TELECOMMUNICATION
  SERVICES (2.5%)
Nokia OYJ (ADR) .....................   38,000                   1,897,625
Sprint Corp. (PCS Group)* ...........   13,800                     821,100
                                                               -----------
                                                                 2,718,725
                                                               -----------
  TOTAL TECHNOLOGY ..................                           21,999,117
                                                               -----------
TOTAL COMMON STOCKS (97.5%)
  (Cost $102,657,825)................                          106,831,748
                                                               -----------

EQ ADVISORS TRUST
CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                           PRINCIPAL          VALUE
                                            AMOUNT          (NOTE 1)
                                         ------------   ----------------
CONVERTIBLE BONDS:
TECHNOLOGY (0.6%)
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (0.6%)
Amazon.com, Inc.
  4.75%, 2/1/09 (Cost $700,525).......    $  978,000      $    613,695
                                                          ------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSITS (2.7%)
Chase Nassau
  6.26%, 7/3/00 (Amortized Cost
  $2,953,444) ........................     2,953,444         2,953,444
                                                          ------------
TOTAL INVESTMENTS (100.8%)
  (Cost/Amortized Cost
  $106,311,794).......................                     110,398,887
OTHER ASSETS
  LESS LIABILITIES (-0.8%) ...........                        (832,173)
                                                          ------------
NET ASSETS (100%) ....................                    $109,566,714
                                                          ============

----------
*     Non-income producing
  Glossary:
     ADR--American Depositary Receipt
--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $ 61,069,414
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      20,279,699

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $ 11,203,130
Aggregate gross unrealized depreciation .........       (7,116,037)
                                                      ------------
Net unrealized appreciation .....................     $  4,087,093
                                                      ============
Federal income tax cost of investments ..........     $106,311,794
                                                      ============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $2,411,925 which was secured by collateral of $2,498,500.














                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EVERGREEN PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                   NUMBER                VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           ---------------------   ----------------
COMMON STOCKS:
BASIC MATERIALS (1.9%)
CHEMICALS (0.8%)
Dow Chemical Co. .......................................................       570                 $   17,207
Du Pont (E.I.) de Nemours
  & Co. ................................................................       880                     38,500
Union Carbide Corp.
  Holding Co. ..........................................................       210                     10,395
                                                                                                   ----------
                                                                                                       66,102
                                                                                                   ----------
CHEMICALS--SPECIALTY (0.3%)
PPG Industries, Inc. ...................................................       550                     24,372
                                                                                                   ----------
METALS & MINING (0.6%)
Minnesota Mining &
  Manufacturing Co. ....................................................       550                     45,375
                                                                                                   ----------
PAPER (0.2%)
Bowater, Inc. ..........................................................       320                     14,120
                                                                                                   ----------
  TOTAL BASIC MATERIALS ................................................                              149,969
                                                                                                   ----------
BUSINESS SERVICES (4.3%)
PRINTING, PUBLISHING,
  BROADCASTING (3.6%)
Clear Channel Communications,
  Inc.* ................................................................       590                     44,250
Time Warner, Inc. ......................................................   1,880                      142,880
Viacom, Inc., Class B* .................................................   1,432                       97,661
                                                                                                   ----------
                                                                                                      284,791
                                                                                                   ----------
PROFESSIONAL SERVICES (0.7%)
Automatic Data Processing, Inc..........................................     790                       42,314
Pitney Bowes, Inc.* ....................................................     410                       16,400
                                                                                                   ----------
                                                                                                       58,714
                                                                                                   ----------
  TOTAL BUSINESS SERVICES ..............................................                              343,505
                                                                                                   ----------
CAPITAL GOODS (7.1%)
AEROSPACE (0.9%)
Honeywell International, Inc. ..........................................   1,143                       38,505
United Technologies Corp. ..............................................     620                       36,502
                                                                                                   ----------
                                                                                                       75,007
                                                                                                   ----------
ELECTRICAL EQUIPMENT (5.6%)
General Electric Co. ...................................................   8,440                      447,320
                                                                                                   ----------
MACHINERY (0.6%)
Illinois Tool Works, Inc. ..............................................     400                       22,800
Ingersol-Rand Co.* .....................................................     570                       22,943
                                                                                                   ----------
                                                                                                       45,743
                                                                                                   ----------
  TOTAL CAPITAL GOODS ..................................................                              568,070
                                                                                                   ----------
CONSUMER CYCLICALS (5.8%)
LEISURE RELATED (1.4%)
Walt Disney Co. ........................................................   2,760                      107,122
                                                                                                   ----------
RETAIL--GENERAL (4.4%)
CVS Corp. ..............................................................     800                       32,000
Home Depot, Inc. .......................................................     845                       42,197
Kohl's Corp.* ..........................................................     870                       48,394
Wal-Mart Stores, Inc. ..................................................   3,230                      186,129
Walgreen Co. ...........................................................   1,320                       42,487
                                                                                                   ----------
                                                                                                      351,207
                                                                                                   ----------
  TOTAL CONSUMER CYCLICALS .............................................                              458,329
                                                                                                   ----------


                                                                                   NUMBER                VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           ---------------------   ----------------
CONSUMER NON-CYCLICALS (21.1%)
BEVERAGES (3.1%)
Anheuser-Busch Cos., Inc. ..............................................   1,015                   $   75,808
Coca-Cola Co. ..........................................................     660                       37,909
PepsiCo, Inc. ..........................................................   2,300                      102,206
Seagram Ltd. ...........................................................     600                       34,800
                                                                                                   ----------
                                                                                                      250,723
                                                                                                   ----------
DRUGS (7.5%)
Abbott Laboratories ....................................................   1,790                       79,767
American Home Products Corp.............................................   1,670                       98,112
Amgen, Inc.* ...........................................................     640                       44,960
Bristol-Myers Squibb Co. ...............................................     740                       43,105
Pfizer, Inc. ...........................................................   4,893                      234,840
Pharmacia Corp. ........................................................     825                       42,642
Schering-Plough Corp. ..................................................   1,100                       55,550
                                                                                                   ----------
                                                                                                      598,976
                                                                                                   ----------
FOODS (0.6%)
Quaker Oats Co. ........................................................     590                       44,324
                                                                                                   ----------
HOSPITAL SUPPLIES & SERVICES (3.1%)
Baxter International, Inc. .............................................     560                       39,375
Biomet, Inc.* ..........................................................     550                       21,141
Guidant Corp.* .........................................................   1,070                       52,965
HCA - The Healthcare Corp.* ............................................   1,100                       33,412
Medtronic, Inc. ........................................................   1,580                       78,704
Tenet Healthcare Corp.* ................................................     900                       24,300
                                                                                                   ----------
                                                                                                      249,897
                                                                                                   ----------
RETAIL--FOOD (2.1%)
Albertson's, Inc.* .....................................................     890                       29,593
Kroger Co.* ............................................................   1,400                       30,887
McDonald's Corp. .......................................................   2,420                       79,709
Safeway, Inc.* .........................................................     600                       27,075
                                                                                                   ----------
                                                                                                      167,264
                                                                                                   ----------
SOAPS & TOILETRIES (4.4%)
Avon Products, Inc. ....................................................   1,190                       52,955
Clorox Co. .............................................................     560                       25,095
Estee Lauder Cos., Class A .............................................     320                       15,820
Johnson & Johnson ......................................................   1,790                      182,356
Kimberly Clark Corp. ...................................................     790                       45,326
Procter & Gamble Co. ...................................................     450                       25,763
                                                                                                   ----------
                                                                                                      347,315
                                                                                                   ----------
TOBACCO (0.3%)
Philip Morris Cos., Inc. ...............................................     760                       20,187
                                                                                                   ----------
  TOTAL CONSUMER NON-CYCLICALS                                                                      1,678,686
                                                                                                   ----------
CREDIT SENSITIVE (12.2%)
BANKS (2.0%)
Bank of America Corp. ..................................................   1,460                       62,780
Bank of New York Co., Inc.* ............................................     450                       20,925
FleetBoston Financial Corp. ............................................   1,090                       37,060
PNC Bank Corp.* ........................................................     420                       19,687
State Street Corp. .....................................................     170                       18,031
                                                                                                   ----------
                                                                                                      158,483
                                                                                                   ----------
FINANCIAL SERVICES (2.9%)
American Express Co. ...................................................     730                       38,051
Charles Schwab Corp. ...................................................     435                       14,627
Citigroup, Inc. ........................................................   2,450                      147,612

EQ ADVISORS TRUST
EQ/EVERGREEN PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                   NUMBER                 VALUE
                                                                                  OF SHARES             (NOTE 1)
                                                                           ----------------------   ----------------
Fannie Mae .............................................................         650                $   33,922
                                                                                                    ----------
                                                                                                       234,212
                                                                                                    ----------
INSURANCE (2.5%)
Allstate Corp. .........................................................         630                    14,018
American International Group,
  Inc. .................................................................       1,270                   149,225
Chubb Corp. ............................................................         280                    17,220
Progressive Corp. ......................................................         250                    18,500
                                                                                                    ----------
                                                                                                       198,963
                                                                                                    ----------
UTILITY--ELECTRIC (0.6%)
Duke Energy Corp. ......................................................         300                    16,913
Southern Co. ...........................................................       1,290                    30,073
                                                                                                    ----------
                                                                                                        46,986
                                                                                                    ----------
UTILITY--TELEPHONE (4.2%)
Bell Atlantic Corp. ....................................................       1,000                    50,812
GTE Corp. ..............................................................         800                    49,800
SBC Communications, Inc. ...............................................       1,120                    48,440
Sprint Corp. (Fon Group) ...............................................       1,930                    98,430
U.S. WEST, Inc. ........................................................         410                    35,158
Worldcom, Inc.* ........................................................       1,080                    49,545
                                                                                                    ----------
                                                                                                       332,185
                                                                                                    ----------
  TOTAL CREDIT SENSITIVE ...............................................                               970,829
                                                                                                    ----------
DIVERSIFIED (0.9%)
MISCELLANEOUS (0.9%)
Tyco International Ltd. ................................................       1,510                    71,536
                                                                                                    ----------
ENERGY (10.4%)
COAL & GAS PIPELINES (0.8%)
Enron Corp. ............................................................         940                    60,630
                                                                                                    ----------
OIL--DOMESTIC (4.3%)
Burlington Resources, Inc. .............................................       1,000                    38,250
Chevron Corp. ..........................................................         810                    68,698
Exxon Mobil Corp. ......................................................       3,049                   239,347
                                                                                                    ----------
                                                                                                       346,295
                                                                                                    ----------
OIL--INTERNATIONAL (2.2%)
Conoco, Inc., Class B ..................................................       1,690                    41,511
Royal Dutch Petroleum Co.
  (New York Shares) ....................................................       1,460                    89,881
Texaco, Inc. ...........................................................         790                    42,067
                                                                                                    ----------
                                                                                                       173,459
                                                                                                    ----------
OIL--SUPPLIES & CONSTRUCTION (3.1%)
Anadarko Petroleum Corp. ...............................................         550                    27,122
Apache Corp. ...........................................................         430                    25,289
Baker Hughes, Inc. .....................................................       1,730                    55,360
Diamond Offshore Drilling, Inc..........................................         440                    15,455
Halliburton Co. ........................................................         420                    19,819
Schlumberger Ltd. ......................................................         840                    62,685
Transocean Sedco Forex, Inc. ...........................................         420                    22,444
Unocal Corp. ...........................................................         600                    19,875
                                                                                                    ----------
                                                                                                       248,049
                                                                                                    ----------
  TOTAL ENERGY .........................................................                               828,433
                                                                                                    ----------
TECHNOLOGY (29.0%)
COMPUTER HARDWARE (6.3%)
Cisco Systems, Inc.* ...................................................       4,370                   277,768
Hewlett Packard Co. ....................................................         540                    67,433
Sun Microsystems, Inc.* ................................................       1,665                   151,411
                                                                                                    ----------
                                                                                                       496,612
                                                                                                    ----------


                                                                                   NUMBER                 VALUE
                                                                                  OF SHARES             (NOTE 1)
                                                                           ----------------------   ----------------
COMPUTER SOFTWARE (4.4%)
America Online, Inc.* ..................................................       1,470                $   77,542
Computer Associates
  International, Inc. ..................................................         490                    25,082
Microsoft Corp.* .......................................................       1,070                    85,600
Oracle Corp.* ..........................................................       1,680                   141,225
Yahoo!, Inc.* ..........................................................         180                    22,298
                                                                                                    ----------
                                                                                                       351,747
                                                                                                    ----------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (5.6%)
Corning, Inc. ..........................................................         200                    53,975
EchoStar Communications Corp.,
  Class A* .............................................................         720                    23,839
General Motors Corp., Class H*..........................................         370                    32,467
Lucent Technologies, Inc. ..............................................       2,080                   123,240
Nortel Networks Corp. ..................................................       3,080                   210,210
                                                                                                    ----------
                                                                                                       443,731
                                                                                                    ----------
ELECTRONICS (8.4%)
Agilent Technologies, Inc.* ............................................         225                    16,595
Applied Material, Inc.* ................................................         820                    74,312
Intel Corp. ............................................................       2,820                   376,999
LSI Logic Corp.* .......................................................         340                    18,402
Micron Technology, Inc.* ...............................................         720                    63,405
Teradyne, Inc.* ........................................................         430                    31,605
Texas Instruments, Inc. ................................................       1,300                    89,294
                                                                                                    ----------
                                                                                                       670,612
                                                                                                    ----------
OFFICE EQUIPMENT (2.8%)
EMC Corp.* .............................................................       1,640                   126,177
International Business Machines
  Corp. ................................................................         910                    99,702
                                                                                                    ----------
                                                                                                       225,879
                                                                                                    ----------
WIRELESS TELECOMMUNICATION
  SERVICES (1.5%)
Nextel Communications, Inc.,
  Class A* .............................................................         420                    25,699
Nokia OYJ (ADR) ........................................................       1,060                    52,934
Sprint Corp. (PCS Group)* ..............................................         610                    36,295
                                                                                                    ----------
                                                                                                       114,928
                                                                                                    ----------
  TOTAL TECHNOLOGY .....................................................                             2,303,509
                                                                                                    ----------
TOTAL COMMON STOCKS (92.7%)
  (Cost $6,824,790).....................................................                             7,372,866
                                                                                                    ----------
                                                                                 PRINCIPAL
                                                                                  AMOUNT
                                                                              -----
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (5.7%)
  Chase Nassau
     6.26%, 7/3/00 .....................................................   $454,496                 $  454,496
                                                                                                    ----------
TOTAL SHORT-TERM DEBT SECURITIES (5.7%)
  (Amortized Cost $454,496).............................................                               454,496
                                                                                                    ----------
TOTAL INVESTMENTS (98.4%)
  (Cost/Amortized Cost
  $7,279,286) ..........................................................                             7,827,362
OTHER ASSETS
  LESS LIABILITIES (1.6%) ..............................................                               125,855
                                                                                                    ----------
NET ASSETS (100%) ......................................................                            $7,953,217
                                                                                                    ==========

---------------------
*     Non-income producing

EQ ADVISORS TRUST
EQ/EVERGREEN PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $6,054,182
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........   2,711,996
As of June 30, 2000, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation ................  $  799,167
Aggregate gross unrealized depreciation ................    (251,091)
                                                          ----------
Net unrealized appreciation ............................  $  548,076
                                                          ==========
Federal income tax cost of investments .................  $7,279,286
                                                          ==========

At June 30, 2000, the Portfolio had loaned securities with a total value of $73,712 which was secured by collateral of $75,900.


For the period from January 1, 2000 to June 30, 2000, the Portfolio incurred approximately $6,733, $145, $1,637 and $882 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., First Union, Inc., Lieber and Morgan Stanley & Co. respectively, all affiliated broker/dealers.


The Portfolio has a net capital loss carryforward of $158,113 which expires in the year 2007.


































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EVERGREEN FOUNDATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (1.4%)
CHEMICALS (0.6%)
Dow Chemical Co. .......................................................         780              $    23,546
Du Pont (E.I.) de
  Nemours & Co. ........................................................     1,160                     50,750
Union Carbide Corp.
  Holding Co. ..........................................................       290                     14,355
                                                                                                  -----------
                                                                                                       88,651
                                                                                                  -----------
CHEMICALS--SPECIALTY (0.2%)
PPG Industries, Inc. ...................................................       730                     32,348
                                                                                                  -----------
METALS & MINING (0.4%)
Minnesota Mining &
  Manufacturing Co. ....................................................       740                     61,050
                                                                                                  -----------
PAPER (0.2%)
Bowater, Inc. ..........................................................       430                     18,974
                                                                                                  -----------
 TOTAL BASIC MATERIALS .................................................                              201,023
                                                                                                  -----------
BUSINESS SERVICES (3.0%)
PRINTING, PUBLISHING,
  BROADCASTING (2.5%)
Clear Channel Communications,
  Inc.* ................................................................       670                     50,250
Time Warner, Inc. ......................................................     2,500                    190,000
Viacom, Inc., Class B* .................................................     1,909                    130,170
                                                                                                  -----------
                                                                                                      370,420
                                                                                                  -----------
PROFESSIONAL SERVICES (0.5%)
Automatic Data Processing, Inc..........................................       970                     51,956
Pitney Bowes, Inc. .....................................................       560                     22,400
                                                                                                  -----------
                                                                                                       74,356
                                                                                                  -----------
 TOTAL BUSINESS SERVICES ...............................................                              444,776
                                                                                                  -----------
CAPITAL GOODS (5.8%)
AEROSPACE (0.8%)
Honeywell International, Inc.* .........................................     2,042                     68,790
United Technologies Corp. ..............................................       820                     48,277
                                                                                                  -----------
                                                                                                      117,067
                                                                                                  -----------
ELECTRICAL EQUIPMENT (3.9%)
General Electric Co. ...................................................   10,920                     578,760
                                                                                                  -----------
MACHINERY (1.1%)
Applied Material, Inc.* ................................................    1,060                      96,063
Illinois Tool Works, Inc. ..............................................      530                      30,210
Ingersol-Rand Co. ......................................................      760                      30,590
                                                                                                  -----------
                                                                                                      156,863
                                                                                                  -----------
 TOTAL CAPITAL GOODS ...................................................                              852,690
                                                                                                  -----------
CONSUMER CYCLICALS (4.1%)
LEISURE RELATED (0.9%)
Walt Disney Co. ........................................................    3,510                     136,232
                                                                                                  -----------
RETAIL--GENERAL (3.2%)
CVS Corp. ..............................................................    1,090                      43,600
Home Depot, Inc. .......................................................    1,145                      57,178
Kohl's Corp.* ..........................................................    1,180                      65,638
Wal-Mart Stores, Inc. ..................................................    4,330                     249,516
Walgreen Co. ...........................................................    1,670                      53,753
                                                                                                  -----------
                                                                                                      469,685
                                                                                                  -----------
 TOTAL CONSUMER CYCLICALS ..............................................                              605,917
                                                                                                  -----------


                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
CONSUMER NON-CYCLICALS (15.0%)
BEVERAGES (2.3%)
Anheuser-Busch Cos., Inc. ..............................................    1,350                 $   100,829
Coca-Cola Co. ..........................................................      900                      51,694
PepsiCo, Inc. ..........................................................    3,160                     140,422
Seagram Ltd. ...........................................................      860                      49,880
                                                                                                  -----------
                                                                                                      342,825
                                                                                                  -----------
DRUGS (5.4%)
Abbott Laboratories ....................................................    2,390                     106,504
American Home Products Corp.............................................    2,220                     130,425
Amgen, Inc.* ...........................................................      850                      59,713
Bristol-Myers Squibb Co. ...............................................      900                      52,425
Pfizer, Inc. ...........................................................    6,570                     315,360
Pharmacia Corp. ........................................................    1,119                      57,838
Schering-Plough Corp. ..................................................    1,560                      78,780
                                                                                                  -----------
                                                                                                      801,045
                                                                                                  -----------
FOODS (0.3%)
Quaker Oats Co. ........................................................      660                      49,583
                                                                                                  -----------
HOSPITAL SUPPLIES & SERVICES (2.3%)
Baxter International, Inc. .............................................      710                      49,922
Biomet, Inc. ...........................................................      770                      29,597
Guidant Corp.* .........................................................    1,540                      76,230
HCA-The Healthcare Company*.............................................    1,400                      42,525
Medtronic, Inc. ........................................................    2,100                     104,606
Tenet Healthcare Corp.* ................................................    1,200                      32,400
                                                                                                  -----------
                                                                                                      335,280
                                                                                                  -----------
RETAIL--FOOD (1.5%)
Albertson's, Inc. ......................................................    1,200                      39,900
Kroger Co.* ............................................................    1,850                      40,816
McDonald's Corp. .......................................................    3,340                     110,011
Safeway, Inc.* .........................................................      820                      37,002
                                                                                                  -----------
                                                                                                      227,729
                                                                                                  -----------
SOAPS & TOILETRIES (3.0%)
Avon Products, Inc. ....................................................    1,560                      69,420
Clorox Co. .............................................................      710                      31,817
Estee Lauder Cos., Class A .............................................      460                      22,741
Johnson & Johnson ......................................................    2,240                     228,200
Kimberly Clark Corp. ...................................................      950                      54,506
Procter & Gamble Co. ...................................................      650                      37,213
                                                                                                  -----------
                                                                                                      443,897
                                                                                                  -----------
TOBACCO (0.2%)
Philip Morris Cos., Inc. ...............................................    1,070                      28,422
                                                                                                  -----------
 TOTAL CONSUMER NON-CYCLICALS                                                                       2,228,781
                                                                                                  -----------
CREDIT SENSITIVE (8.5%)
BANKS (1.4%)
Bank of America Corp. ..................................................    1,920                      82,560
Bank of New York Co., Inc. .............................................      610                      28,365
FleetBoston Financial Corp. ............................................    1,490                      50,660
PNC Bank Corp. .........................................................      570                      26,718
State Street Corp. .....................................................      220                      23,334
                                                                                                  -----------
                                                                                                      211,637
                                                                                                  -----------
FINANCIAL SERVICES (1.7%)
American Express Co. ...................................................      990                      51,604
Charles Schwab Corp. ...................................................      585                      19,671
Citigroup, Inc. ........................................................    3,130                     188,582
                                                                                                  -----------
                                                                                                      259,857
                                                                                                  -----------

EQ ADVISORS TRUST
EVERGREEN FOUNDATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
INSURANCE (1.7%)
Allstate Corp. .....................          880             $    19,580
American International Group,
  Inc. .............................        1,620                 190,350
Chubb Corp. ........................          380                  23,370
Progressive Corp. ..................          360                  26,640
                                                              -----------
                                                                  259,940
                                                              -----------
MORTGAGE RELATED (0.3%)
Fannie Mae .........................          910                  47,491
                                                              -----------
UTILITY--ELECTRIC (0.4%)
Duke Energy Corp. ..................          390                  21,986
Southern Co. .......................        1,720                  40,098
                                                              -----------
                                                                   62,084
                                                              -----------
UTILITY--TELEPHONE (3.0%)
Bell Atlantic Corp. ................        1,300                  66,056
GTE Corp. ..........................        1,070                  66,607
SBC Communications, Inc. ...........        1,430                  61,848
Sprint Corp. (FON Group) ...........        2,570                 131,070
U.S. WEST, Inc. ....................          550                  47,163
Worldcom, Inc.* ....................        1,405                  64,454
                                                              -----------
                                                                  437,198
                                                              -----------
 TOTAL CREDIT SENSITIVE ............                            1,278,207
                                                              -----------
DIVERSIFIED (0.6%)
MISCELLANEOUS (0.6%)
Tyco International Ltd. ............        2,040                  96,645
                                                              -----------
ENERGY (7.5%)
COAL & GAS PIPELINES (0.5%)
Enron Corp. ........................        1,260                  81,270
                                                              -----------
OIL--DOMESTIC (3.2%)
Burlington Resources, Inc. .........        1,340                  51,255
Chevron Corp. ......................        1,100                  93,294
Exxon Mobil Corp.* .................        4,044                 317,454
                                                              -----------
                                                                  462,003
                                                              -----------
OIL--INTERNATIONAL (1.6%)
Conoco, Inc., Class B ..............        2,390                  58,704
Royal Dutch Petroleum Co.
  (New York Shares) ................        1,950                 120,047
Texaco, Inc. .......................        1,020                  54,315
                                                              -----------
                                                                  233,066
                                                              -----------
OIL--SUPPLIES & CONSTRUCTION (2.2%)
Anadarko Petroleum Corp. ...........          760                  37,478
Apache Corp. .......................          580                  34,111
Baker Hughes, Inc. .................        2,290                  73,280
Diamond Offshore Drilling, Inc......          550                  19,319
Halliburton Co. ....................          570                  26,897
Schlumberger Ltd. ..................        1,160                  86,565
Transocean Sedco Forex, Inc. .......          560                  29,925
Unocal Corp. .......................          810                  26,831
                                                              -----------
                                                                  334,406
                                                              -----------
 TOTAL ENERGY ......................                            1,110,745
                                                              -----------
TECHNOLOGY (19.6%)
COMPUTER HARDWARE (4.4%)
Cisco Systems, Inc.* ...............        5,705                 362,624
Hewlett Packard Co. ................          800                  99,900
Sun Microsystems, Inc.* ............        2,075                 188,695
                                                              -----------
                                                                  651,219
                                                              -----------


                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
COMPUTER SOFTWARE (3.2%)
America Online, Inc.* ..............        1,930             $   101,807
Computer Associates
  International, Inc. ..............          600                  30,713
Microsoft Corp.* ...................        1,500                 120,000
Oracle Corp.* ......................        2,280                 191,662
Yahoo!, Inc.* ......................          260                  32,208
                                                              -----------
                                                                  476,390
                                                              -----------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (3.8%)
Corning, Inc. ......................          270                  72,866
EchoStar Communications Corp.,
  Class A* .........................          940                  31,123
General Motors Corp., Class H*......          500                  43,875
Lucent Technologies, Inc. ..........        2,660                 157,605
Nortel Networks Corp. ..............        3,880                 264,810
                                                              -----------
                                                                  570,279
                                                              -----------
ELECTRONICS (5.2%)
Agilent Technologies, Inc.* ........          305                  22,494
Intel Corp. ........................        3,620                 483,949
LSI Logic Corp.* ...................          450                  24,356
Micron Technology, Inc.* ...........          980                  86,301
Teradyne, Inc.* ....................          590                  43,365
Texas Instruments, Inc. ............        1,650                 113,334
                                                              -----------
                                                                  773,799
                                                              -----------
OFFICE EQUIPMENT (2.0%)
EMC Corp.* .........................        2,100                 161,569
International Business Machines
  Corp. ............................        1,180                 129,284
                                                              -----------
                                                                  290,853
                                                              -----------
WIRELESS TELECOMMUNICATION
  SERVICES (1.1%)
Nextel Communications, Inc.,
  Class A* .........................          600                  36,713
Nokia OYJ(ADR) .....................        1,500                  74,906
Sprint Corp. (PCS Group)* ..........          790                  47,005
                                                              -----------
                                                                  158,624
                                                              -----------
 TOTAL TECHNOLOGY ..................                            2,921,164
                                                              -----------
TOTAL COMMON STOCKS (65.5%)
 (Cost $8,915,826)..................                            9,739,948
                                                              -----------
                                             PRINCIPAL
                                              AMOUNT
                                            -----
LONG-TERM DEBT SECURITIES:
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (1.0%)
Lucent Technologies, Inc.
  6.90%, 7/15/01 ...................   $ 150,000                  150,315
                                                              -----------
U.S. GOVERNMENT (24.6%)
U.S. Treasury Bond
  7.25%, 5/15/16 ...................     500,000                  550,156
U.S. Treasury Notes
  5.50%, 5/15/09 ...................     500,000                  478,125
 5.88%, 11/15/05 ...................     500,000                  491,407
 6.13%, 8/15/07 ....................     500,000                  497,032
 6.88%, 5/15/06 ....................   1,100,000                1,131,969
 7.50%, 11/15/01 ...................     500,000                  506,407
                                                              -----------
                                                                3,655,096
                                                              -----------

EQ ADVISORS TRUST
EVERGREEN FOUNDATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                        PRINCIPAL         VALUE
                                          AMOUNT        (NOTE 1)
                                       -----------   --------------
U.S. GOVERNMENT AGENCIES (3.1%)
Federal National Mortgage
  Association
  5.13%, 2/13/04 ...................    $500,000      $   469,750
                                                      -----------
TOTAL LONG-TERM DEBT SECURITIES (28.7%)
 (Cost $4,273,374)..................                    4,275,161
                                                      -----------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (4.6%)
Chase Nassau
  6.26%, 7/3/00
  (Amortized Cost $679,486).........     679,486          679,486
                                                      -----------
TOTAL INVESTMENTS (98.8%)
  (Cost/Amortized Cost
  $13,868,686) .....................                   14,694,595
OTHER ASSETS LESS
  LIABILITIES (1.2%) ...............                      181,749
                                                      -----------
NET ASSETS (100%) ..................                  $14,876,344
                                                      ===========

----------
*     Non-income producing.
  Glossary:
     ADR--American Depositary Receipt


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $8,093,027
U.S. Government Securities .............................   1,720,397
NET PROCEEDS OF SALES AND REDEMPTIONS:
U.S. Government Securities .............................      99,844
Stocks and long-term corporate debt securities .........   4,055,239

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........   $ 1,230,953
Aggregate gross unrealized depreciation .........      (405,044)
                                                    -----------
Net unrealized appreciation .....................   $   825,909
                                                    ===========
Federal income tax cost of investments ..........   $13,868,686
                                                    ===========

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $3,270,199, which was secured by collateral of $3,373,874.

For the period from January 1, 2000 to June 30, 2000, the Portfolio incurred approximately $678, $134 and $1,844 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., First Union and Lieber & Co., respectively, both affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $272,820, which expires in the year 2007.




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                            PRINCIPAL                VALUE
                                              AMOUNT               (NOTE 1)
                                      ---------------------   ------------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (0.7%)
CHEMICALS (0.7%)
Rohm & Hass Co.
  7.85%, 7/15/29 ..................         $1,300,000        $  1,314,136
                                                              ------------
BUSINESS SERVICES (0.4%)
ENVIRONMENTAL CONTROL (0.2%)
Lasmo USA, Inc.
  7.50%, 6/30/06 ..................            380,000             367,226
                                                              ------------
TRUCKING, SHIPPING (0.2%)
Federal Express Corp., Series
  991C,
  8.25%, 1/15/19 ..................            375,733             370,285
                                                              ------------
 TOTAL BUSINESS SERVICES ..........                                737,511
                                                              ------------
CONSUMER CYCLICALS (0.8%)
AUTO RELATED (0.3%)
DaimlerChrysler NA Holding
  8.00%, 6/15/10 ..................            550,000             560,136
                                                              ------------
RETAIL--GENERAL (0.5%)
Federated Dept Stores
  8.50%, 6/15/03 ..................          1,000,000           1,016,652
                                                              ------------
 TOTAL CONSUMER CYCLICALS .........                              1,576,788
                                                              ------------
CREDIT SENSITIVE (91.0%)
ASSET BACKED (8.3%)
Abbey National Capital Trust
  8.96%, 12/29/49 .................            820,000             814,319
Carco Auto Loan Master Trust
  5.78%, 3/15/04 ..................          2,500,000           2,441,550
Chase Credit Card Master Trust,
  Series 97-2, Class A,
  6.30%, 4/15/03 ..................          4,800,000           4,796,496
Ford Credit Auto Loan Master
  Trust, Series 96-1, Class A,
  5.50%, 2/15/03 ..................          1,520,000           1,505,643
Ford Credit Auto Owner Trust
  6.82%, 6/17/02 ..................          5,000,000           4,992,200
Sears Credit Account Master
  Trust, Series 95-5, Class A,
  6.05%, 1/16/08 ..................            700,000             681,331
The Money Store Home Equity
  Trust, Series 1997-D,
  Class AV2,
  6.49%, 10/15/26 .................            570,000             564,209
                                                              ------------
                                                                15,795,748
                                                              ------------
BANKS (0.9%)
Amsouth Bank of Alabama
  6.45%, 2/1/18 ...................          1,000,000             905,433
First Union Corp.
  8.13%, 6/24/02 ..................            750,000             755,610
                                                              ------------
                                                                 1,661,043
                                                              ------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (7.1%)
Bear Stearns Commercial
  Mortgage Securities
  7.64%, 2/15/09 ..................              9,111               9,231
First Union Commercial
  Mortgage Trust
  5.73%, 1/15/08 ..................          1,228,347           1,157,199


                                            PRINCIPAL                VALUE
                                              AMOUNT               (NOTE 1)
                                      ---------------------   ------------------
First Union-Lehman Brothers,
  Series 97-C2, Class A3,
  6.65%, 11/18/29 .................         $2,500,000        $  2,386,630
GMAC Commercial Mortgage
  Securities, Inc.
  6.15%, 11/15/07 .................          4,432,106           4,236,916
Morgan Stanley Capital Corp.,
  Series 98-WF1, Class A1,
  6.25%, 7/15/07 ..................                381                 369
 5.91%, 4/15/08 ...................          2,565,293           2,436,541
 Series 99-WF1, Class A2,
  6.21%, 9/15/08 ..................          2,200,000           2,040,170
Nomura Asset Securities Corp.,
  Series 98-D6, Class A1B,
  6.59%, 3/17/28 ..................            890,000             846,810
Ocwen Residential MBS Corp.,
  Series 98-R1, Class A1,
  4.00%, 10/25/30 .................            187,049             179,947
                                                              ------------
                                                                13,293,813
                                                              ------------
FINANCIAL SERVICES (7.5%)
Associates Corp. of North
  America
  5.88%, 7/15/02 ..................            400,000             388,896
 6.00%, 4/15/03 ...................            200,000             191,838
Beneficial Corp., Series G,
  6.85%, 6/17/02 ..................            500,000             494,670
CIT Group, Inc.
  5.92%, 11/8/02 ..................          2,000,000           1,924,206
 7.25%, 8/15/05 ...................          2,405,000           2,325,231
Finova Capital Corp.
  7.25%, 11/8/04 ..................          1,015,000             894,079
Ford Motor Credit Co.
  6.63%, 6/30/03 ..................            150,000             146,172
 5.75%, 2/23/04 ...................          1,565,000           1,471,445
 7.38%, 10/28/09 ..................          1,400,000           1,354,528
General Motors Acceptance
  Corp.
  7.75%, 1/19/10 ..................          1,735,000           1,724,850
Household Finance Corp.
  8.00%, 5/9/05 ...................            310,000             312,454
 6.50%, 11/15/08 ..................            560,000             507,980
Keystone Financial Midatlantic
  Funding
  6.50%, 5/31/08 ..................            200,000             185,102
MBNA Master Credit Card
  Trust, Series 99-J, Class A,
  7.00%, 2/15/12 ..................          1,300,000           1,275,219
Toyota Motor Credit
  5.63%, 11/13/03 .................          1,000,000             952,260
                                                              ------------
                                                                14,148,930
                                                              ------------
FOREIGN GOVERNMENT (0.8%)
Quebec Province, Series NY,
  6.50%, 1/17/06 ..................            500,000             480,229
 7.50%, 9/15/29 ...................          1,035,000           1,014,909
                                                              ------------
                                                                 1,495,138
                                                              ------------
MORTGAGE RELATED (3.2%)
CS First Boston Mortgage
  Securities Corp., Series
  1998-C2, Class A2
  6.30%, 11/15/08 .................          4,500,000           4,175,642

EQ ADVISORS TRUST
J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                        PRINCIPAL                VALUE
                                          AMOUNT               (NOTE 1)
                                  ---------------------   ------------------
LB-UBS Commercial Mortgage
  Trust
  7.95%, 1/15/10 ..............         $1,900,000        $ 1,957,884
                                                          -----------
                                                            6,133,526
                                                          -----------
UTILITY--ELECTRIC (1.1%)
Constellation Energy Group
  7.88%, 4/1/05 ...............            850,000            851,419
Detroit Edison, Series E,
  6.75%, 3/17/03 ..............            100,000             98,421
Texas Utilities Electric Co.
  6.25%, 10/1/04 ..............            200,000            191,891
 5.94%, 10/15/11 ..............          1,000,000            981,121
                                                          -----------
                                                            2,122,852
                                                          -----------
UTILITY--GAS (0.5%)
Energen Corp.
  7.13%, 2/15/28 ..............          1,000,000            857,710
Lakehead Pipe Line Co. LP
  7.13%, 10/1/28 ..............           150,000$            131,591
                                                          -----------
                                                              989,301
                                                          -----------
UTILITY--TELEPHONE (1.6%)
AT&T Corp.
  6.00%, 3/15/09 ..............          1,675,000          1,489,427
 6.50%, 3/15/29 ...............          1,000,000            837,509
Pacific Telecommunications,
  Series B,
  6.63%, 10/20/05 .............            150,000            141,634
U.S. West Capital Funding, Inc.                               117,106
  6.25%, 7/15/05 ..............            125,000
 6.88%, 7/15/28 ...............            400,000            343,770
                                                          -----------
                                                            2,929,446
                                                          -----------
U.S. GOVERNMENT (12.3%)
U.S. Treasury Bond
  8.88%, 2/15/19+ .............          9,265,000         11,899,734
 5.25%, 2/15/29 ...............            980,000            869,444
 6.13%, 8/15/29 ...............            555,000            560,897
U.S. Treasury Notes
  5.63%, 10/31/01 .............          8,125,000          8,038,631
 6.00%, 8/15/09 ...............            900,000            892,688
United States Treasury (Strip
  Princ.)
  6.27%, 5/15/18 ..............          2,900,000            960,709
                                                          -----------
                                                           23,222,103
                                                          -----------
U.S. GOVERNMENT AGENCIES (47.7%)
Federal Home Loan Bank
  5.38%, 3/2/01 ...............          4,380,000          4,338,482
Federal National Mortgage
  Association
  7.13%, 1/15/30 ..............          3,545,000          3,571,020
  7.25%, 1/15/10 ..............          5,310,000          5,353,351
 6.00%, 8/1/13 ................             74,957             70,908
 6.50%, 4/1/14 ................          2,094,265          2,018,348
 6.50%, 6/1/14 ................            154,754            149,144
 6.50%, 6/1/14 ................             91,482             88,166
 6.50%, 8/1/14 ................            106,216            102,366
 6.50%, 9/1/14 ................             39,211             37,790
 6.50%, 12/1/14 ...............             39,127             37,709
 6.50%, 1/1/15 ................            103,546             99,792
 6.50%, 1/1/15 ................             47,381             45,663
 6.50%, 1/1/15 ................             44,961             43,331


                                        PRINCIPAL                VALUE
                                          AMOUNT               (NOTE 1)
                                  ---------------------   ------------------
 6.50%, 1/1/15 ................         $  769,830        $   741,924
 7.00%, 2/1/15 ................            987,531            968,699
 7.00%, 3/1/15 ................            917,678            900,178
 7.00%, 3/1/15 ................            271,414            266,238
 7.00%, 3/1/15 ................            282,183            276,802
 7.00%, 3/1/15 ................          1,735,944          1,702,840
 6.50%, 10/1/16 ...............            667,585            643,385
 7.00%, 7/1/28 ................            412,931            398,642
 7.00%, 7/1/28 ................            803,497            775,693
 7.00%, 8/1/28 ................            896,057            865,050
 6.50%, 9/1/28 ................            539,679            508,766
 6.00%, 1/1/29 ................          4,617,660          4,226,590
 6.50%, 1/1/29 ................            623,601            587,880
 6.50%, 2/1/29 ................            487,179            459,273
 6.50%, 2/1/29 ................            443,268            417,877
 6.50%, 4/1/29 ................            598,785            564,486
 6.50%, 6/1/29 ................            437,642            413,025
 6.50%, 6/1/29 ................          1,265,576          1,194,387
 7.50%, 6/1/29 ................                 26                 26
 6.50%, 7/1/29 ................            480,867            453,818
 6.50%, 7/1/29 ................            123,434            116,491
 7.00%, 7/1/29 ................             31,819             30,718
 7.00%, 7/1/29 ................            293,061            289,028
 7.00%, 7/1/29 ................             55,464             53,545
 7.00%, 8/1/29 ................          3,076,508          2,969,784
 7.50%, 8/1/29 ................            848,034            836,365
 7.50%, 8/1/29 ................          1,017,120          1,003,124
 7.50%, 8/1/29 ................            950,595            937,515
 7.50%, 8/1/29 ................                  2                  2
 7.50%, 8/1/29 ................             24,725             24,385
 6.50%, 9/1/29 ................            498,496            469,987
 7.50%, 9/1/29 ................            108,625            107,130
 7.50%, 9/1/29 ................            263,891            260,096
 7.50%, 9/1/29 ................                 70                 69
 8.00%, 9/1/29 ................             47,643             47,836
 8.00%, 9/1/29 ................             46,451             46,640
 6.50%, 10/1/29 ...............            430,902            406,259
 7.00%, 10/1/29 ...............            691,314            667,392
 7.00%, 10/1/29 ...............            175,503            169,430
 7.00%, 10/1/29 ...............            684,074            660,402
 7.00%, 10/1/29 ...............            224,258            221,172
 7.50%, 10/1/29 ...............             43,274             42,679
 8.00%, 10/1/29 ...............            313,026            314,297
 8.00%, 10/1/29 ...............             43,182             43,357
 8.00%, 10/1/29 ...............             41,776             41,946
 8.00%, 10/1/29 ...............             25,234             25,336
 7.00%, 11/1/29 ...............            762,174            735,800
 7.50%, 11/1/29 ...............            482,708            476,066
 7.50%, 11/1/29 ...............             24,680             24,340
 7.50%, 11/1/29 ...............            100,234             98,855
 7.00%, 12/1/29 ...............            966,375            932,935
 9.00%, 12/1/29 ...............             27,015             26,080
 7.00%, 1/1/30 ................            917,429            885,682
 7.50%, 1/1/30 ................            213,898            210,955
 8.00%, 1/1/30 ................            290,530            291,710
 7.50%, 2/1/30 ................          3,959,563          3,902,624
 8.00%, 2/1/30 ................            197,207            198,008
 8.00%, 2/1/30 ................             57,813             58,048
 8.00%, 2/1/30 ................            457,861            459,720
 7.50%, 3/1/30 ................          1,478,487          1,458,143
 7.50%, 3/1/30 ................             58,787             57,978

EQ ADVISORS TRUST
J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                 PRINCIPAL                VALUE
                                                                                   AMOUNT               (NOTE 1)
                                                                           ---------------------   ------------------
 7.00%, 4/1/30 .........................................................        $    69,993        $     67,571
 7.50%, 4/1/30 .........................................................            803,302             792,249
 7.50%, 5/1/30 .........................................................          1,079,986           1,065,125
 7.50%, 5/1/30 .........................................................            807,799             796,684
 7.50%, 5/1/30 .........................................................          1,503,914           1,483,220
 8.00%, 5/1/30 .........................................................            499,669             501,698
 8.00%, 5/1/30 .........................................................            991,433             995,458
 8.00%, 5/1/30 .........................................................            499,695             501,724
 8.00%, 5/1/30 .........................................................            141,872             142,448
 8.00%, 5/1/30 .........................................................            781,308             784,480
 7.50%, 6/1/30 .........................................................             85,509              84,332
 7.50%, 6/1/30 .........................................................          4,000,000           3,944,960
 7.50%, 6/1/30 .........................................................            778,474             767,762
 7.50%, 6/1/30 .........................................................            614,491             606,036
 7.50%, 6/1/30 .........................................................          1,020,000           1,005,965
FNCL
  7.00%, 7/1/30 ........................................................          4,315,000           4,162,629
 7.50%, 7/1/30 .........................................................          8,925,000           8,791,125
Government National Mortgage
  Association
 8.00%, 4/15/00 ........................................................            468,789             473,767
 8.00%, 11/15/25 .......................................................             32,639              33,006
 8.00%, 8/15/27 ........................................................            230,789             233,373
 7.00%, 5/15/28 ........................................................                 28                  27
 7.50%, 5/15/28 ........................................................            345,411             343,187
 7.00%, 7/15/28 ........................................................
 7.50%, 7/15/28 ........................................................            889,153             883,429
 6.50%, 8/15/28 ........................................................            450,353             425,304
 6.50%, 12/15/28 .......................................................          3,859,219           3,662,223
 8.00%, 10/15/29 .......................................................            490,791             496,003
 8.00%, 12/15/29 .......................................................            995,206           1,005,775
 8.00%, 2/15/30 ........................................................            726,871             734,590
 8.00%, 3/15/30 ........................................................            626,269             632,920
 8.00%, 3/15/30 ........................................................            998,314           1,008,916
 8.00%, 3/15/30 ........................................................            271,573             274,457
 8.00%, 3/15/30 ........................................................            339,326             342,930
 8.00%, 4/15/30 ........................................................             38,885              39,298
 8.00%, 4/15/30 ........................................................            498,903             504,201
 8.00%, 4/15/30 ........................................................            499,220             504,522
 8.00%, 4/15/30 ........................................................            229,707             232,146
                                                                                                   ------------
                                                                                                     90,247,118
                                                                                                   ------------
  TOTAL CREDIT SENSITIVE ...............................................                            172,039,018
                                                                                                   ------------
DIVERSIFIED (0.1%)
MISCELLANEOUS (0.1%)
United Utilities plc
  6.25%, 8/15/05 .......................................................            300,000             275,796
                                                                                                   ------------
ENERGY (3.7%)
OIL--DOMESTIC (3.0%)
Amerada Hess Corp.
  7.88%, 10/1/29 .......................................................            400,000             392,532
Conoco, Inc.
  5.90%, 4/15/04 .......................................................          2,000,000           1,909,860
Dynegy, Inc.
  7.45%, 7/15/06 .......................................................          1,800,000           1,751,569
Enron Corp., Series NOV,
  6.95%, 7/15/28 .......................................................          1,090,000             961,849
Occidental Petroleum
  9.25%, 8/1/19 ........................................................            575,000             626,675
                                                                                                   ------------
                                                                                                      5,642,485
                                                                                                   ------------


                                                                                 PRINCIPAL                VALUE
                                                                                   AMOUNT               (NOTE 1)
                                                                           ---------------------   ------------------
OIL--INTERNATIONAL (0.3%)
PECO Energy Transition Trust,
  Series 99-A, Class A4,
  5.80%, 3/1/07 ........................................................        $   500,000        $    475,325
                                                                                                   ------------
RAILROADS (0.4%)
Burlington Northern Santa Fe,
  Series 96-B,
  6.96%, 3/22/09 .......................................................            424,330             412,538
Canadian National Railroad Co.
  6.45%, 7/15/06 .......................................................            400,000             373,960
                                                                                                   ------------
                                                                                                        786,498
                                                                                                   ------------
 TOTAL ENERGY ..........................................................                              6,904,308
                                                                                                   ------------
TECHNOLOGY (1.5%)
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (1.5%)
Sprint Capital Corp.
  5.70%, 11/15/03 ......................................................          2,000,000           1,896,692
Tele-Communication, Inc.
  7.88%, 8/1/13 ........................................................          1,000,000           1,007,883
                                                                                                   ------------
 TOTAL TECHNOLOGY ......................................................                              2,904,575
                                                                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES (98.2%)
  (Cost $186,836,208)...................................................                            185,752,132
                                                                                                   ------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau
  6.26%, 7/3/00 ........................................................                934                 934
                                                                                                   ------------
U.S. GOVERNMENT AGENCIES (8.0%)
Federal Home Loan Mortgage
  Corp.
  6.57%, 7/3/00 ........................................................         15,080,000          15,074,495
                                                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES (8.0%)
  (Amortized Cost $15,075,429) .........................................                             15,075,429
                                                                                                   ------------
TOTAL INVESTMENTS (106.2%)
  (Cost/Amortized $201,911,637)                                                                     200,827,561
OTHER ASSETS LESS
  LIABILITIES (--6.2%) .................................................   (11,768,640)
                                                                           ----------------
NET ASSETS (100%) ......................................................                           $189,058,921
                                                                                                   ============

---------------------
+ All, or a portion of securities held by broker as collateral for financial futures contracts.

EQ ADVISORS TRUST
J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 2000, the Portfolio had the following futures contracts open: (Note
1)







                            NUMBER                                                                UNREALIZED
                              OF          EXPIRATION         ORIGINAL           VALUE AT         APPRECIATION
SALES                     CONTRACTS          DATE              VALUE             6/30/00        (DEPRECIATION)
----------------------   -----------   ---------------   ----------------   ----------------   ---------------
US 5YR Note ..........        98       September '00      $  (9,519,364)     $  (9,336,728)      $  182,636
US 10YR Note .........       134       September '00        (12,941,487)       (13,196,856)        (255,369)
PURCHASES
-----------------------
US Long Bond .........        24       September '00          2,255,391          2,336,256           80,865
                                                                                                 ----------
                                                                                                 $    8,132
                                                                                                 ==========

Investment security transactions for the period ended June 30, 2000 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........     $ 17,498,714
U.S. Government securities .............................      211,737,216
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........       16,747,590
U.S. Government securities .............................      207,411,335
As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for
Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation ................     $  1,181,112
Aggregate gross unrealized depreciation ................       (2,265,188)
                                                             ------------
Net unrealized depreciation ............................     $ (1,084,076)
                                                             ============
Federal income tax cost of investments .................     $201,911,637
                                                             ============

At June 30, 2000, the Portfolio had loaned securities with a total value of $31,693,204 which was secured by collateral of $33,035,881 of which $1,342,677 was in the form of U.S. Government securities.






















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                 NUMBER               VALUE
                                                                               OF SHARES            (NOTE 1)
                                                                           -----------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (6.0%)
CHEMICALS (2.0%)
Du Pont (E.I.) de Nemours & Co. ........................................   15,200              $    665,000
Pharmacia Corp. ........................................................   45,851                 2,369,924
                                                                                               ------------
                                                                                                  3,034,924
                                                                                               ------------
CHEMICALS--SPECIALTY (0.7%)
PPG Industries, Inc. ...................................................   24,700                 1,094,519
                                                                                               ------------
METALS & MINING (2.6%)
Alcoa, Inc. ............................................................   49,200                 1,426,800
Minnesota Mining & Manufacturing
  Co. ..................................................................   31,300                 2,582,250
                                                                                               ------------
                                                                                                  4,009,050
                                                                                               ------------
PAPER (0.7%)
International Paper Co. ................................................   38,200                 1,138,837
                                                                                               ------------
  TOTAL BASIC MATERIALS ................................................                          9,277,330
                                                                                               ------------
BUSINESS SERVICES (3.5%)
PRINTING, PUBLISHING,
  BROADCASTING (2.4%)
Comcast Corp., Class A* ................................................   10,300                   417,150
Gannett Co., Inc. ......................................................   17,800                 1,064,663
New York Times Co., Class A ............................................   24,500                   967,750
Time Warner, Inc. ......................................................   16,200                 1,231,200
                                                                                               ------------
                                                                                                  3,680,763
                                                                                               ------------
PROFESSIONAL SERVICES (1.1%)
First Data Corp. .......................................................   35,400                 1,756,725
                                                                                               ------------
  TOTAL BUSINESS SERVICES ..............................................                          5,437,488
                                                                                               ------------
CAPITAL GOODS (5.4%)
AEROSPACE (3.6%)
Honeywell International, Inc.* .........................................   23,400                   788,288
Textron, Inc. ..........................................................   21,400                 1,162,288
United Technologies Corp. ..............................................   60,300                 3,550,162
                                                                                               ------------
                                                                                                  5,500,738
                                                                                               ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.9%)
Lowe's Cos., Inc. ......................................................   34,100                 1,400,231
                                                                                               ------------
MACHINERY (0.9%)
Ingersol-Rand Co. ......................................................   35,200                 1,416,800
                                                                                               ------------
  TOTAL CAPITAL GOODS ..................................................                          8,317,769
                                                                                               ------------
CONSUMER CYCLICALS (6.4%)
AUTO RELATED (0.0%)
Visteon Corp.* .........................................................    4,686                    56,818
                                                                                               ------------
AUTOS & TRUCKS (1.6%)
Ford Motor Co. .........................................................   35,800                 1,539,400
General Motors Corp. ...................................................   16,019                   930,103
                                                                                               ------------
                                                                                                  2,469,503
                                                                                               ------------
LEISURE RELATED (0.8%)
Walt Disney Co. ........................................................   30,100                 1,168,256
                                                                                               ------------
PHOTO & OPTICAL (0.6%)
Eastman Kodak Co. ......................................................   15,700                   934,150
                                                                                               ------------
RETAIL--GENERAL (3.4%)
Federated Department Stores, Inc.*......................................   34,700                 1,171,125
GAP, Inc. ..............................................................   49,000                 1,531,250


                                                                                 NUMBER               VALUE
                                                                               OF SHARES            (NOTE 1)
                                                                           -----------------   ------------------
Office Depot, Inc.* ....................................................   54,300              $    339,375
Target Corp. ...........................................................   37,600                 2,180,800
                                                                                               ------------
                                                                                                  5,222,550
                                                                                               ------------
  TOTAL CONSUMER CYCLICALS .............................................                          9,851,277
                                                                                               ------------
CONSUMER NON-CYCLICALS (21.4%)
BEVERAGES (4.0%)
Anheuser-Busch Cos., Inc. ..............................................   34,500                 2,576,719
Diageo plc (ADR) .......................................................   23,791                   846,067
PepsiCo, Inc. ..........................................................   61,600                 2,737,350
                                                                                               ------------
                                                                                                  6,160,136
                                                                                               ------------
DRUGS (9.8%)
American Home Products Corp. ...........................................   73,700                 4,329,875
Bristol-Myers Squibb Co. ...............................................   59,900                 3,489,175
Merck & Co., Inc. ......................................................   64,600                 4,949,975
Schering-Plough Corp. ..................................................   46,800                 2,363,400
                                                                                               ------------
                                                                                                 15,132,425
                                                                                               ------------
FOODS (1.7%)
H.J. Heinz Co. .........................................................   39,400                 1,723,750
Hershey Foods Corp. ....................................................   17,400                   847,163
                                                                                               ------------
                                                                                                  2,570,913
                                                                                               ------------
HOSPITAL SUPPLIES & SERVICES (2.0%)
Baxter International, Inc. .............................................   20,700                 1,455,469
Johnson & Johnson ......................................................   16,000                 1,630,000
                                                                                               ------------
                                                                                                  3,085,469
                                                                                               ------------
RETAIL--FOOD (0.9%)
McDonald's Corp. .......................................................   44,300                 1,459,131
                                                                                               ------------
SOAPS & TOILETRIES (3.0%)
Gillette Co. ...........................................................   27,700                   967,769
Kimberly Clark Corp. ...................................................   33,300                 1,910,587
Procter & Gamble Co. ...................................................   31,400                 1,797,650
                                                                                               ------------
                                                                                                  4,676,006
                                                                                               ------------
  TOTAL CONSUMER NON-CYCLICALS .........................................                         33,084,080
                                                                                               ------------
CREDIT SENSITIVE (24.0%)
BANKS (5.5%)
Bank of America Corp. ..................................................   43,984                 1,891,312
Chase Manhattan Corp. ..................................................   65,700                 3,026,306
FleetBoston Financial Corp. ............................................   43,900                 1,492,600
Wells Fargo Co. ........................................................   52,100                 2,018,875
                                                                                               ------------
                                                                                                  8,429,093
                                                                                               ------------
FINANCIAL SERVICES (8.2%)
Citigroup, Inc. ........................................................   76,750                 4,624,188
Fannie Mae .............................................................   31,000                 1,617,813
Hartford Financial Services Group,
  Inc. .................................................................   35,500                 1,985,781
Mellon Financial Corp. .................................................   49,600                 1,807,300
Morgan Stanley Dean Witter & Co.........................................   32,400                 2,697,300
                                                                                               ------------
                                                                                                 12,732,382
                                                                                               ------------
INSURANCE (1.5%)
Aetna, Inc. ............................................................   20,400                 1,309,425
Allstate Corp. .........................................................   44,800                   996,800
                                                                                               ------------
                                                                                                  2,306,225
                                                                                               ------------

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                            NUMBER               VALUE
                                          OF SHARES            (NOTE 1)
                                      -----------------   ------------------
UTILITY--ELECTRIC (1.7%)
Entergy Corp. .....................     49,500            $  1,345,781
FPL Group, Inc. ...................     24,400               1,207,800
                                                          ------------
                                                             2,553,581
                                                          ------------
UTILITY--TELEPHONE (7.1%)
AT&T Corp. ........................     75,750               2,395,594
Bell Atlantic Corp. ...............     79,700               4,049,756
SBC Communications, Inc. ..........   106,361                4,600,113
                                                          ------------
                                                            11,045,463
                                                          ------------
  TOTAL CREDIT SENSITIVE ..........                         37,066,744
                                                          ------------
DIVERSIFIED (1.6%)
MISCELLANEOUS (1.6%)
Tyco International Ltd. ...........    51,700                2,449,288
                                                          ------------
ENERGY (7.6%)
COAL & GAS PIPELINES (1.0%)
Coastal Corp. .....................    25,600                1,558,400
                                                          ------------
OIL--DOMESTIC (3.1%)
Chevron Corp. .....................    19,600                1,662,325
Exxon Mobil Corp.* ................    40,122                3,149,577
                                                          ------------
                                                             4,811,902
                                                          ------------
OIL--INTERNATIONAL (1.7%)
Conoco, Inc., Class B .............    44,742                1,098,975
Texaco, Inc. ......................    28,600                1,522,950
                                                          ------------
                                                             2,621,925
                                                          ------------
OIL--SUPPLIES &
  CONSTRUCTION (1.8%)
Halliburton Co. ...................    10,700                  504,906
Schlumberger Ltd. .................    30,100                2,246,213
                                                          ------------
                                                             2,751,119
                                                          ------------
  TOTAL ENERGY ....................                         11,743,346
                                                          ------------
TECHNOLOGY (21.4%)
COMPUTER HARDWARE (1.5%)
Hewlett Packard Co. ...............    18,500                2,310,188
                                                          ------------
COMPUTER SOFTWARE (4.0%)
Microsoft Corp.* ..................    45,200                3,616,000
Oracle Corp.* .....................    31,000                2,605,937
                                                          ------------
                                                             6,221,937
                                                          ------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (4.8%)
Alcatel S.A. (ADR) ................    39,600                2,633,400
Lucent Technologies, Inc. .........    59,600                3,531,300
Motorola, Inc. ....................    24,800                  720,750
                                                          ------------
                                                             6,885,450
                                                          ------------
ELECTRONICS (4.7%)
Intel Corp. .......................    41,700                5,574,769
Seagate Technology, Inc.* .........     8,600                  473,000
Texas Instruments, Inc. ...........    19,600                1,346,275
                                                          ------------
                                                             7,394,044
                                                          ------------
OFFICE EQUIPMENT (5.2%)
Compaq Computer Corp. .............   105,700                2,701,956
International Business Machines
  Corp. ...........................    39,200                4,294,850
Xerox Corp. .......................    60,200                1,249,150
                                                          ------------
                                                             8,245,956
                                                          ------------


                                            NUMBER               VALUE
                                          OF SHARES            (NOTE 1)
                                      -----------------   ------------------
WIRELESS TELECOMMUNICATION
  SERVICES (1.2%)
AT&T Wireless Group ...............    68,800             $  1,917,800
                                                          ------------
  TOTAL TECHNOLOGY ................                         32,975,375
                                                          ------------
TOTAL COMMON STOCKS (97.3%)
  (Cost $148,202,674) .............                        150,202,697
                                                          ------------


                                            PRINCIPAL
                                             AMOUNT
                                          ------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau
  6.26%, 7/3/2000 .....................   $   4,773              4,773
                                                                 -----
U.S. GOVERNMENT (4.4%)
U.S. Treasury Bill
  7/27/00 .............................   3,190,000          3,178,666
  8/31/00 .............................   3,570,000          3,537,179
                                                             ---------
  TOTAL U.S. GOVERNMENT ...............                      6,715,845
                                                             ---------
TOTAL SHORT-TERM DEBT
  SECURITIES (4.4%)
  (Amortized Cost $6,718,940) .........                      6,720,618
                                                             ---------
TOTAL INVESTMENTS (101.7%)
  (Cost/Amortized Cost
  $154,921,614) .......................                    156,923,315
OTHER ASSETS LESS
  LIABILITIES (--1.7%) ................                     (2,664,350)
                                                           -----------
NET ASSETS (100%) .....................                   $154,258,965
                                                          ============

---------------------
*     Non-income producing.
    Glossary:
     ADR--American Depositary Receipt

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $  51,864,363
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     22,571,955
As of June 30, 2000 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for
federal income tax purposes was as follows:
Aggregate gross unrealized appreciation ................  $  16,973,133
Aggregate gross unrealized depreciation ................    (14,971,432)
                                                          -------------
Net unrealized appreciation ............................  $   2,001,701
                                                          =============
Federal income tax cost of investments .................  $ 154,921,614
                                                          =============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $8,076,253, which was secured by collateral of $8,162,686.









































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (3.5%)
CHEMICALS--SPECIALTY (2.1%)
Ferro Corp. ............................................................     32,200               $  676,200
H.B. Fuller Co. ........................................................     15,100                  687,994
Minerals Technologies, Inc. ............................................     10,800                  496,800
                                                                                                  ----------
                                                                                                   1,860,994
                                                                                                  ----------
PAPER (1.4%)
Packaging Corporation of
  America ..............................................................     66,000                  668,250
Wausau-Mosinee Paper Corp. .............................................     63,600                  544,575
                                                                                                  ----------
                                                                                                   1,212,825
                                                                                                  ----------
 TOTAL BASIC MATERIALS .................................................                           3,073,819
                                                                                                  ----------
BUSINESS SERVICES (13.9%)
PRINTING, PUBLISHING,
  BROADCASTING (6.6%)
Banta Corp. ............................................................     49,500                  937,406
Bowne & Co. ............................................................     63,500                  638,969
Houghton Mifflin Co. ...................................................     25,500                1,190,531
Mail-Well, Inc.* .......................................................     53,700                  463,163
Pulitzer, Inc. .........................................................     13,900                  586,406
R.H. Donnelly Corp.* ...................................................     42,600                  825,375
Valassis Communications, Inc. ..........................................     33,000                1,258,125
                                                                                                  ----------
                                                                                                   5,899,975
                                                                                                  ----------
PROFESSIONAL SERVICES (6.6%)
AC Nielson Corp.* ......................................................     38,500                  847,000
CDI Corp.* .............................................................     20,900                  425,838
DeVry, Inc. ............................................................     12,300                  325,181
Electronics for Imaging, Inc. ..........................................     24,300                  615,094
Gartner Group, Inc., Class A ...........................................     56,900                  682,800
Interim Services, Inc.* ................................................     35,800                  635,450
ITT Educational Services, Inc.* ........................................     23,700                  416,231
Maximus, Inc.* .........................................................     24,900                  550,913
Pittston Brink's Group .................................................     37,859                  518,195
Profit Recovery Group
  International, Inc.* .................................................     53,500                  889,437
                                                                                                  ----------
                                                                                                   5,906,139
                                                                                                  ----------
TRUCKING, SHIPPING (0.7%)
CNF Transportation, Inc. ...............................................     26,700                  607,425
                                                                                                  ----------
 TOTAL BUSINESS SERVICES ...............................................                          12,413,539
                                                                                                  ----------
CAPITAL GOODS (13.0%)
AEROSPACE (0.2%)
AAR Corp. ..............................................................     14,700                  176,400
                                                                                                  ----------
BUILDING & CONSTRUCTION (3.2%)
Dycom Industries, Inc.* ................................................     17,750                  816,500
Granite Construction, Inc. .............................................     16,900                  414,050
Insituform Technologies* ...............................................     13,700                  371,612
Kaufman and Broad Home
  Corp. ................................................................     16,600                  328,888
Toll Brothers, Inc. ....................................................     42,600                  873,300
Watts Industries, Inc., Class A ........................................      2,500                   31,563
                                                                                                  ----------
                                                                                                   2,835,913
                                                                                                  ----------
BUILDING MATERIALS & FOREST
  PRODUCTS (2.5%)
Crane Co. ..............................................................     23,250                  565,266
Hughes Supply, Inc. ....................................................     34,600                  683,350
Martin Marietta Materials, Inc. ........................................     25,900                1,047,331
                                                                                                  ----------
                                                                                                   2,295,947
                                                                                                  ----------


                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
ELECTRICAL EQUIPMENT (4.8%)
Belden, Inc. ...........................................................     18,600               $  476,625
Credence Systems Corp.* ................................................      6,800                  375,275
General Semiconductor, Inc.* ...........................................     31,300                  461,675
Harman International Industries,
  Inc. .................................................................     23,000                1,403,000
Lam Research Corp.* ....................................................      5,400                  202,500
Mentor Graphics Corp.* .................................................     65,600                1,303,800
                                                                                                  ----------
                                                                                                   4,222,875
                                                                                                  ----------
ELECTRONICS (1.1%)
Sensormatics Electronics Corp.*.........................................     61,200                  967,725
                                                                                                  ----------
MACHINERY (1.2%)
JLG Industries, Inc. ...................................................     48,400                  574,750
Regal-Beloit Corp. .....................................................     29,900                  476,531
                                                                                                  ----------
                                                                                                   1,051,281
                                                                                                  ----------
 TOTAL CAPITAL GOODS ...................................................                          11,550,141
                                                                                                  ----------
CONSUMER CYCLICALS (13.5%)
AIRLINES (0.7%)
Alaska Air Group, Inc.* ................................................     22,300                  604,888
                                                                                                  ----------
AUTO RELATED (4.1%)
Borg-Warner Automotive, Inc. ...........................................     20,700                  727,087
Mark IV Industries, Inc. ...............................................     21,900                  457,163
Pennzoil-Quaker State Co. ..............................................     91,200                1,100,100
Snap-On, Inc. ..........................................................     30,600                  814,725
Tower Automotive, Inc.* ................................................     46,800                  585,000
                                                                                                  ----------
                                                                                                   3,684,075
                                                                                                  ----------
FOOD SERVICES, LODGING (0.8%)
Lone Star Steakhouse & Saloon,
  Inc. .................................................................     12,900                  130,613
Prime Hospitality Corp.* ...............................................     57,000                  537,937
                                                                                                  ----------
                                                                                                     668,550
                                                                                                  ----------
HOUSEHOLD FURNITURE,
  APPLIANCES (3.0%)
Basset Furniture Industries, Inc........................................     22,800                  287,850
Ethan Allen Interiors, Inc. ............................................     26,600                  638,400
Furniture Brands International,
  Inc. .................................................................     52,100                  788,012
Pier 1 Imports, Inc. ...................................................   102,900                 1,003,275
                                                                                                  ----------
                                                                                                   2,717,537
                                                                                                  ----------
LEISURE RELATED (0.5%)
Polaris Industries, Inc. ...............................................    13,700                   438,400
                                                                                                  ----------
PHOTO & OPTICAL (0.7%)
Polaroid Corp. .........................................................    33,800                   610,512
                                                                                                  ----------
RETAIL--GENERAL (3.7%)
Abercrombie & Fitch Co. ................................................     5,000                    60,938
Borders Group, Inc.* ...................................................    71,000                 1,104,937
Men's Wearhouse, Inc.* .................................................    32,000                   714,000
Venator Group, Inc.* ...................................................   136,800                 1,402,200
                                                                                                  ----------
                                                                                                   3,282,075
                                                                                                  ----------
 TOTAL CONSUMER CYCLICALS ..............................................                          12,006,037
                                                                                                  ----------
CONSUMER NON-CYCLICALS (15.2%)
BEVERAGES (1.7%)
Adolph Coors Co. .......................................................     9,300                   562,650
Whitman Corp. ..........................................................    75,200                   930,600
                                                                                                  ----------
                                                                                                   1,493,250
                                                                                                  ----------

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                    NUMBER                 VALUE
                                                                                   OF SHARES             (NOTE 1)
                                                                             --------------------   ------------------
CONTAINERS (0.5%)
American National Can Group,
  Inc. ...................................................................   26,100                 $   440,437
                                                                                                    -----------
DRUGS (2.1%)
AmeriSource Health Corp.
  Class A* ...............................................................   37,200                   1,153,200
Enzon, Inc.* .............................................................   14,800                     629,000
West Pharmaceutical Services .............................................    2,094                      45,283
                                                                                                    -----------
                                                                                                      1,827,483
                                                                                                    -----------
FOODS (1.0%)
American Italian Pasta Co.* ..............................................   18,500                     382,719
Ralcorp Holdings, Inc. ...................................................   41,100                     503,475
                                                                                                    -----------
                                                                                                        886,194
                                                                                                    -----------
HOSPITAL SUPPLIES & SERVICES (7.6%)
Apria Healthcare Group, Inc.* ............................................   66,500                     814,625
DENTSPLY International, Inc. .............................................   27,000                     831,937
Hooper Holmes, Inc. ......................................................   26,800                     214,400
Inamed Corp. .............................................................   24,800                     908,300
Ivacare Corp. ............................................................   56,600                   1,485,750
MedQuist, Inc.* ..........................................................   33,400                   1,135,600
STERIS Corp.* ............................................................   70,300                     623,913
Varian Medical Systems, Inc. .............................................   20,800                     813,800
                                                                                                    -----------
                                                                                                      6,828,325
                                                                                                    -----------
RETAIL--FOOD (2.3%)
Flowers Industries, Inc. .................................................   52,300                   1,042,731
Whole Foods Market, Inc.* ................................................   24,600                   1,016,288
                                                                                                    -----------
                                                                                                      2,059,019
                                                                                                    -----------
 TOTAL CONSUMER NON-CYCLICALS                                                                        13,534,708
                                                                                                    -----------
CREDIT SENSITIVE (12.8%)
BANKS (3.0%)
Chittenden Corp. .........................................................   22,900                     559,619
Southwest Bancorporation of
  Texas, Inc. ............................................................   39,700                     823,775
Staten Island Bancorp, Inc. ..............................................   44,300                     780,787
Wilmington Trust Corp. ...................................................   11,900                     508,725
                                                                                                    -----------
                                                                                                      2,672,906
                                                                                                    -----------
FINANCIAL SERVICES (1.6%)
Astoria Financial Corp. ..................................................    9,600                     247,200
Heller Financial, Inc. ...................................................   41,000                     840,500
Queens County Bancorp, Inc. ..............................................   20,000                     368,750
                                                                                                    -----------
                                                                                                      1,456,450
                                                                                                    -----------
INSURANCE (4.0%)
Arthur J. Gallagher & Co. ................................................   25,200                   1,058,400
Everest Re Group Ltd. ....................................................   37,700                   1,239,387
HCC Insurance Holdings, Inc. .............................................   19,500                     368,063
Radian Group, Inc. .......................................................   17,259                     893,153
                                                                                                    -----------
                                                                                                      3,559,003
                                                                                                    -----------
REAL ESTATE (3.8%)
Catellus Development Corp.* ..............................................   51,700                     775,500
Chateau Communities, Inc. ................................................   25,900                     731,675
Chelsea GCA Realty, Inc. .................................................   10,200                     352,537
FelCor Lodging Trust, Inc. ...............................................   30,000                     555,000
Kilroy Realty Corp. ......................................................   22,100                     573,219
Mack-Cali Realty Corp. ...................................................   16,100                     413,569
                                                                                                    -----------
                                                                                                      3,401,500
                                                                                                    -----------


                                                                                    NUMBER                 VALUE
                                                                                   OF SHARES             (NOTE 1)
                                                                             --------------------   ------------------
UTILITY--TELEPHONE (0.4%)
Sierra Pacific Resources .................................................   26,352                 $   331,047
                                                                                                    -----------
 TOTAL CREDIT SENSITIVE ..................................................                           11,420,906
                                                                                                    -----------
DIVERSIFIED (1.4%)
MISCELLANEOUS (1.4%)
Federal Signal Corp. .....................................................   43,400                     716,100
Roper Industries, Inc. ...................................................   20,200                     517,625
                                                                                                    -----------
 TOTAL DIVERSIFIED .......................................................                            1,233,725
                                                                                                    -----------
ENERGY (4.3%)
OIL--DOMESTIC (1.7%)
Barrett Resources Corp.* .................................................   19,800                     602,663
Louis Dreyfus Natural Gas
  Corp.* .................................................................   30,500                     955,031
                                                                                                    -----------
                                                                                                      1,557,694
                                                                                                    -----------
OIL--INTERNATIONAL (0.9%)
Devon Energy Corp. .......................................................   13,900                     781,006
                                                                                                    -----------
OIL--SUPPLIES & CONSTRUCTION (1.7%)
Helmerich & Payne, Inc. ..................................................   40,700                   1,521,162
                                                                                                    -----------
 TOTAL ENERGY ............................................................                            3,859,862
                                                                                                    -----------
TECHNOLOGY (18.0%)
COMPUTER HARDWARE (2.7%)
Quantum Corp.--Hard Disk
  Drive Group* ...........................................................   94,500                   1,045,406
RadiSys Corp.* ...........................................................   16,100                     913,675
Storage Technology Corp.* ................................................   43,800                     479,063
                                                                                                    -----------
                                                                                                      2,438,144
                                                                                                    -----------
COMPUTER SOFTWARE (2.6%)
American Management Systems,
  Inc.* ..................................................................   34,000                   1,116,156
Dendrite International, Inc.* ............................................   15,400                     513,013
National Data Corp. ......................................................   28,000                     644,000
                                                                                                    -----------
                                                                                                      2,273,169
                                                                                                    -----------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (2.8%)
Allen Telecom, Inc.* .....................................................   26,100                     461,644
AnswerThink Consulting Group,
  Inc.* ..................................................................   10,700                     177,888
ANTEC Corp.* .............................................................   15,400                     640,062
Black Box Corp.* .........................................................    7,400                     585,872
KEMET Corp.* .............................................................   25,800                     646,612
                                                                                                    -----------
                                                                                                      2,512,078
                                                                                                    -----------
ELECTRONICS (2.1%)
Anixter International, Inc.* .............................................   29,100                     771,150
Tektronix, Inc. ..........................................................    5,900                     436,600
Transaction Systems Architechs,
  Inc., Class A* .........................................................   37,900                     649,038
                                                                                                    -----------
                                                                                                      1,856,788
                                                                                                    -----------
OFFICE EQUIPMENT (4.7%)
Bell & Howell Co.* .......................................................   39,200                     950,600
ChoicePoint, Inc.* .......................................................    9,300                     413,850
Diebold, Inc. ............................................................   26,600                     741,475
Micron Electronics, Inc.* ................................................   58,900                     736,250
Paradyne Networks Corp. ..................................................   15,000                     488,437
United Stationers, Inc.* .................................................   26,800                     867,650
                                                                                                    -----------
                                                                                                      4,198,262
                                                                                                    -----------

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                      NUMBER          VALUE
                                    OF SHARES       (NOTE 1)
                                   -----------   --------------
OFFICE EQUIPMENT SERVICES (2.2%)
Acxiom Corp.* ..................      32,900      $   896,525
Affiliated Computer Services,
  Inc., Class A* ...............      10,400          343,850
BISYS Group, Inc. ..............       8,100          498,150
Standard Register Co. ..........      14,100          200,925
                                                  -----------
                                                    1,939,450
                                                  -----------
WIRELESS TELECOMMUNICATION
  SERVICES (0.9%)
Brightpoint, Inc.* .............      96,400          808,494
                                                  -----------
 TOTAL TECHNOLOGY ..............                   16,026,385
                                                  -----------
TOTAL COMMON STOCKS (95.6%)
  (Cost $82,238,913)............                   85,119,122
                                                  -----------



                                          PRINCIPAL         VALUE
                                           AMOUNT         (NOTE 1)
                                        ------------   --------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau
  6.26%, 7/3/00 .....................    $    1,359     $     1,359
                                                        -----------
U.S. GOVERNMENT (4.8%)
U.S. Treasury Bill
  7/27/00 ...........................     2,820,000       2,809,980
 8/31/00 ............................     1,440,000       1,426,761
                                                        -----------
 TOTAL U.S. GOVERNMENT ..............                     4,236,741
                                                        -----------
TOTAL SHORT-TERM DEBT SECURITIES (4.8%)
 (Amortized Cost $4,237,067).........                     4,238,100
                                                        -----------
TOTAL INVESTMENTS (100.4%)
  (Cost/Amortized Cost
  $86,475,980) ......................                    89,357,222
OTHER ASSETS
  LESS LIABILITIES (--0.4%) .........                      (317,435)
                                                        -----------
NET ASSETS (100%) ...................                   $89,039,787
                                                        ===========

----------
* Non-income producing.


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $34,559,755
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     23,020,780

As of June 30, 2000 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $ 12,185,314
Aggregate gross unrealized depreciation .........      (9,304,072)
                                                     ------------
Net unrealized appreciation .....................    $  2,881,242
                                                     ============
Federal income tax cost of investments ..........    $ 86,475,980
                                                     ============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $6,644,909, which was secured by collateral of $6,897,204.













                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                  NUMBER                VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           -------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (5.4%)
CHEMICALS (2.6%)
Du Pont (E.I.) de Nemours & Co.                                            100,000               $  4,375,000
Hercules, Inc. .........................................................   325,000                  4,570,313
                                                                                                 ------------
                                                                                                    8,945,313
                                                                                                 ------------
METALS & MINING (2.8%)
Phelps Dodge Corp. .....................................................    79,700                  2,963,844
Potash Corp. of Saskatchewan, Inc.                                         115,000                  6,346,562
                                                                                                 ------------
                                                                                                    9,310,406
                                                                                                 ------------
 TOTAL BASIC MATERIALS .................................................                           18,255,719
                                                                                                 ------------
BUSINESS SERVICES (5.7%)
PRINTING, PUBLISHING,
  BROADCASTING (5.7%)
Comcast Corp., Class A* ................................................   135,000                  5,467,500
Fox Entertainment Group, Inc.,
  Class A* .............................................................   150,000                  4,556,250
Knight Ridder, Inc. ....................................................   115,000                  6,116,562
USA Networks, Inc.* ....................................................   134,500                  2,908,563
                                                                                                 ------------
 TOTAL BUSINESS SERVICES ...............................................                           19,048,875
                                                                                                 ------------
CAPITAL GOODS (11.1%)
AEROSPACE (5.9%)
Boeing Co. .............................................................   120,000                  5,017,500
Lockheed Martin Corp. ..................................................   295,000                  7,319,688
Northrop Grumman Corp. .................................................   110,000                  7,287,500
                                                                                                 ------------
                                                                                                   19,624,688
                                                                                                 ------------
ELECTRICAL EQUIPMENT (3.8%)
Eaton Corp. ............................................................    60,000                  4,020,000
Emerson Electric Co. ...................................................    65,000                  3,924,375
Thomas & Betts Corp. ...................................................   245,000                  4,685,625
                                                                                                 ------------
                                                                                                   12,630,000
                                                                                                 ------------
MACHINERY (1.4%)
Deere & Co. ............................................................   130,000                  4,810,000
                                                                                                 ------------
 TOTAL CAPITAL GOODS ...................................................                           37,064,688
                                                                                                 ------------
CONSUMER CYCLICALS (4.2%)
AUTO RELATED (1.4%)
Delphi Automotive Systems Corp.                                            325,000                  4,732,813
                                                                                                 ------------
AUTOS & TRUCKS (1.3%)
Ford Motor Co. .........................................................   100,000                  4,300,000
Visteon Corp.* .........................................................    13,093                    158,756
                                                                                                 ------------
                                                                                                    4,458,756
                                                                                                 ------------
PHOTO & OPTICAL (0.3%)
Eastman Kodak Co. ......................................................    14,000                    833,000
                                                                                                 ------------
RETAIL--GENERAL (1.2%)
Venator Group, Inc.* ...................................................   380,000                  3,895,000
                                                                                                 ------------
 TOTAL CONSUMER CYCLICALS ..............................................                           13,919,569
                                                                                                 ------------
CONSUMER NON-CYCLICALS (14.3%)
CONTAINERS (2.2%)
Crown Cork & Seal Co., Inc. ............................................   500,000                  7,500,000
                                                                                                 ------------
DRUGS (4.3%)
Abbott Laboratories ....................................................    90,000                  4,010,625
Bristol-Myers Squibb Co. ...............................................   100,000                  5,825,000
Pharmacia Corp.* .......................................................    90,000                  4,651,875
                                                                                                 ------------
                                                                                                   14,487,500
                                                                                                 ------------


                                                                                  NUMBER                VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           -------------------   ------------------
FOODS (2.7%)
General Mills, Inc. ....................................................   120,000               $  4,590,000
Sara Lee Corp. .........................................................   225,000                  4,345,312
                                                                                                 ------------
                                                                                                    8,935,312
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (3.6%)
Becton, Dickinson and Co. ..............................................   100,000                  2,868,750
HCA - The Healthcare Corp.* ............................................   169,410                  5,145,829
Tenet Healthcare Corp.* ................................................   145,000                  3,915,000
                                                                                                 ------------
                                                                                                   11,929,579
                                                                                                 ------------
SOAPS & TOILETRIES (1.5%)
Procter & Gamble Co. ...................................................    85,000                  4,866,250
                                                                                                 ------------
 TOTAL CONSUMER NON-CYCLICALS                                                                      47,718,641
                                                                                                 ------------
CREDIT SENSITIVE (23.3%)
BANKS (3.7%)
Bank One Corp. .........................................................   210,000                  5,578,125
First Union Corp. ......................................................   170,000                  4,218,125
National City Corp. ....................................................   160,000                  2,730,000
                                                                                                 ------------
                                                                                                   12,526,250
                                                                                                 ------------
FINANCIAL SERVICES (4.5%)
Associates First Capital Corp.,
  Class A ..............................................................   240,200                  5,359,462
CIT Group, Inc., Class A ...............................................   255,000                  4,143,750
Mellon Financial Corp. .................................................   150,000                  5,465,625
                                                                                                 ------------
                                                                                                   14,968,837
                                                                                                 ------------
INSURANCE (7.0%)
Ace Ltd. ...............................................................   370,000                 10,360,000
Allstate Corp. .........................................................   305,000                  6,786,250
St. Paul Cos. ..........................................................   185,000                  6,313,125
                                                                                                 ------------
                                                                                                   23,459,375
                                                                                                 ------------
REAL ESTATE (1.0%)
Simon Property Group, Inc. .............................................   150,000                  3,328,125
                                                                                                 ------------
UTILITY--TELEPHONE (7.1%)
AT&T Corp. .............................................................   200,000                  6,325,000
GTE Corp. ..............................................................   130,000                  8,092,500
SBC Communications, Inc. ...............................................   111,500                  4,822,375
Worldcom, Inc.* ........................................................   100,000                  4,587,500
                                                                                                 ------------
                                                                                                   23,827,375
                                                                                                 ------------
 TOTAL CREDIT SENSITIVE ................................................                           78,109,962
                                                                                                 ------------
ENERGY (13.0%)
COAL & GAS PIPELINES (1.8%)
El Paso Energy Corp. ...................................................   115,000                  5,857,813
                                                                                                 ------------
OIL--DOMESTIC (3.6%)
Burlington Resources, Inc. .............................................   205,000                  7,841,250
Sunoco, Inc. ...........................................................   145,000                  4,268,437
                                                                                                 ------------
                                                                                                   12,109,687
                                                                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (7.6%)
Diamond Offshore Drilling, Inc. ........................................   190,000                  6,673,750
Halliburton Co. ........................................................   130,000                  6,134,375
Rowan Co., Inc.* .......................................................   165,000                  5,011,875
Unocal Corp. ...........................................................   235,000                  7,784,375
                                                                                                 ------------
                                                                                                   25,604,375
                                                                                                 ------------
 TOTAL ENERGY ..........................................................                           43,571,875
                                                                                                 ------------

EQ ADVISORS TRUST
MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                           NUMBER          VALUE
                                         OF SHARES       (NOTE 1)
                                        -----------   --------------
TECHNOLOGY (14.8%)
COMPUTER HARDWARE (1.9%)
Hewlett Packard Co. .................      50,000      $  6,243,750
                                                       ------------
COMPUTER SOFTWARE (1.1%)
Inprise Corp.* ......................     600,000         3,675,000
                                                       ------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (3.7%)
Alcatel S.A. (ADR) ..................     130,000         8,645,000
Harris Corp. ........................     115,000         3,766,250
                                                       ------------
                                                         12,411,250
                                                       ------------
ELECTRONICS (2.1%)
Agilent Technologies, Inc.* .........      19,070         1,406,412
Koninklijke (Royal) Philips
  Electronics N.V. (N.Y. shares) ....     120,000         5,700,000
                                                       ------------
                                                          7,106,412
                                                       ------------
OFFICE EQUIPMENT (4.9%)
Compaq Computer Corp. ...............     250,000         6,390,625
International Business Machines
  Corp. .............................      60,000         6,573,750
Xerox Corp. .........................     160,000         3,320,000
                                                       ------------
                                                         16,284,375
                                                       ------------
OFFICE EQUIPMENT SERVICES (1.1%)
Unisys Corp.* .......................     260,000         3,786,250
                                                       ------------
 TOTAL TECHNOLOGY ...................                    49,507,037
                                                       ------------
TOTAL COMMON STOCKS (91.8%)
  (Cost $315,436,440) ...............                   307,196,366
                                                       ------------


                                      PRINCIPAL        VALUE
                                        AMOUNT        (NOTE 1)
                                    ------------- ---------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau
  6.26%, 7/3/00 ...................  $       853   $        853
                                                   ------------
U.S. GOVERNMENT AGENCIES (9.3%)
Federal Home Loan Mortgage
  Corp.
  (Discount Note), 7/3/00 .........   31,277,000     31,265,584
                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES (9.3%)
 (Amortized Cost $31,266,437) .....                  31,266,437
                                                   ------------
TOTAL INVESTMENTS (101.1%)
 (Cost/Amortized Cost
  $346,702,877) ...................                 338,462,803
OTHER ASSETS
  LESS LIABILITIES (--1.1)%) ......                  (3,671,399)
                                                   ------------
NET ASSETS (100%) .................                $334,791,404
                                                   ============

----------
*     Non-income producing.
     Glossary:
     ADR--American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $117,587,163
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      82,645,058

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  35,057,577
Aggregate gross unrealized depreciation .........      (43,297,651)
                                                     -------------
Net unrealized depreciation .....................    $  (8,240,074)
                                                     =============
Federal income tax cost of investments ..........    $ 346,702,877
                                                     =============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $6,689,863 which was secured by collateral of $6,662,200.

For the period from January 1, 2000 to June 30, 2000, the Portfolio incurred approximately $6,210 and $23,411 as brokerage commissions with Donaldson, Lufkin & Jenrette Corp. and Merrill Lynch & Co., respectively, both affiliated broker/dealers.






                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MERCURY WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
COMMON STOCKS:
AUSTRALIA (0.7%)
News Corp. Ltd. (ADR) ...............     6,725                $    319,437
                                                               ------------
CANADA (2.1%)
Alberta Energy Co. Ltd. .............     2,550                     103,275
ATI Technologies, Inc.* .............     6,900                      58,650
ATS Automation Tooling
  Systems* ..........................     4,900                     106,824
BCE, Inc. ...........................     8,250                     196,453
Domtar, Inc. ........................     4,400                      40,898
Nortel Networks Corp. ...............     5,305                     362,066
                                                               ------------
  TOTAL CANADA ......................                               868,166
                                                               ------------
JAPAN (11.6%)
East Japan Railway Co. ..............        28                     162,495
Fujitsu, Ltd. .......................     7,000                     242,027
Hitachi Ltd. ........................   16,000                      230,628
Honda Motor Co., Ltd. ...............    3,000                      102,030
Keyence Corp. .......................      220                       72,542
Matsushita Electric Industrial
  Co., Ltd. .........................    6,000                      155,448
Mitsubishi Estate Co., Ltd. .........   17,000                      199,878
Mitsui Fudosan Co., Ltd. ............   20,000                      216,685
NEC Corp. ...........................   18,000                      564,699
Nikko Securities Co., Ltd. ..........   27,000                      267,087
Nippon Telegraph & Telephone
  Corp. .............................       19                      252,391
NTT Mobile Communications
  Network, Inc. .....................       11                      297,423
Olympus Optical Co., Ltd. ...........    5,000                       89,547
Orix Corp. ..........................    1,400                      206,416
Rohm Co. ............................    1,000                      292,053
Shin-Etsu Chemical Co., Ltd. ........    3,000                      152,056
Softbank Corp. ......................      400                       54,265
Sony Corp. (ADR) ....................    2,236                      210,883
Takeda Chemical Industries Ltd.......    4,000                      262,283
TDK Corp. ...........................    1,000                      143,577
Tokio Marine & Fire Insurance
  Co., Ltd. .........................   11,000                      126,845
Tokyo Electric Power ................    8,000                      194,828
Toyota Motor Corp. ..................    2,000                       91,008
Toyota Motor Corp. (ADR) ............      400                       37,275
Yamanouchi Pharmaceutical Co.
  Ltd. ..............................    4,000                      218,192
                                                               ------------
  TOTAL JAPAN .......................                             4,842,561
                                                               ------------
LATIN AMERICA (1.0%)
BRAZIL (0.9%)
Aracruz Celulose S.A. ( ADR) ........    2,400                       46,350
Embratel Participacoes S.A.
  (ADR) .............................    7,150                      168,919
Petroleo Brasileiro S.A. ............    4,680                      135,975
                                                               ------------
                                                                    351,244
                                                               ------------
MEXICO (0.1%)
Cemex S.A. (ADR) ....................    2,400                       56,100
                                                               ------------
  TOTAL LATIN AMERICA ...............                               407,344
                                                               ------------
OTHER EUROPEAN COUNTRIES (15.2%)
AUSTRIA (0.1%)
Mayr-Melnhof Karton AG ..............      800                       37,808
                                                               ------------
FRANCE (5.3%)
Aventis S.A. ........................    2,453                      178,868
Cap Gemini S.A. .....................      482                       84,820
Christian Dior* .....................      610                      138,181


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
France Telecom S.A. .................    1,943                 $    271,313
Groupe Danone* ......................      742                       98,373
Scor ................................    2,074                       90,225
STMicroelectronics N.V.
  (New York Shares) .................    6,000                      385,125
Thomson CSF .........................    4,800                      188,898
Thomson Multimedia SA* ..............    3,960                      256,083
Total Fina S.A., Class B ............    2,328                      356,603
Vivendi* ............................    1,910                      168,421
                                                               ------------
                                                                  2,216,910
                                                               ------------
GERMANY (1.2%)
Deutsche Bank AG
  (Registered)* .....................    4,000                      334,020
E.On AG .............................      710                       34,199
Epcos AG* ...........................    1,119                      113,347
RWE AG ..............................      975                       33,060
                                                               ------------
                                                                    514,626
                                                               ------------
IRELAND (0.3%)
Bank of Ireland .....................   21,400                      133,796
                                                               ------------
ITALY (0.9%)
Arnoldo Mondadori Editore* ..........    4,100                       93,463
ENI S.p.A. (Registered) .............   27,900                      160,996
Finmeccanica S.p.A.* ................   78,000                      107,131
                                                               ------------
                                                                    361,590
                                                               ------------
NETHERLANDS (3.0%)
ASM Lithography
  Holding N.V.* .....................    4,550                      195,377
CSM* ................................    8,500                      167,010
Koninklijke (Royal) Philips
  Electronics N.V. (N.Y. shares).....    6,800                      323,000
Koninklijke Ahold N.V. ..............    5,700                      167,612
Vedior N.V. .........................    1,800                       22,233
Vendex KBB N.V. .....................    2,150                       36,481
VNU N.V. ............................    4,200                      216,722
Wolters Kluwer N.V.* ................    4,920                      130,926
                                                               ------------
                                                                  1,259,361
                                                               ------------
SPAIN (1.8%)
Banco Bilbao Vizcaya ................   14,800                      220,919
Endesa S.A. .........................    6,500                      125,791
Repsol S.A. .........................    6,000                      119,320
Telefonica de Espana S.A.* ..........   13,000                      278,986
                                                               ------------
                                                                    745,016
                                                               ------------
SWITZERLAND (2.6%)
Adecco S.A. (Registered)* ...........       58                       49,224
Credit Suisse Group .................    1,100                      218,572
Givaudan ............................       15                        4,560
Nestle S.A. (Registered) ............       57                      113,958
Novartis AG (Registered) ............      183                      289,555
Roche Holding AG ....................       15                      145,858
UBS AG* .............................    1,680                      245,864
                                                               ------------
                                                                  1,067,591
                                                               ------------
  TOTAL OTHER EUROPEAN COUNTRIES                                  6,336,698
                                                               ------------
SCANDINAVIA (4.4%)
DENMARK (0.2%)
ISS A/S* ............................    1,000                       76,057
                                                               ------------
FINLAND (1.4%)
Amer-Yhtymae OYJ ....................    5,100                      140,094
Nokia OYJ* ..........................    5,000                      254,903

EQ ADVISORS TRUST
MERCURY WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Sampo Insurance Co., plc,
  Class A ...........................       3,000              $    121,609
Stonesoft Oyj* ......................       2,300                    36,416
Tieto Corp. .........................       1,000                    33,335
                                                               ------------
                                                                    586,357
                                                               ------------
NORWAY (0.6%)
Bergesen d.y. ASA, Class B ..........       2,000                    38,316
Merkantildata ASA* ..................       8,100                    41,601
Norsk Hydro .........................       3,900                   163,513
                                                               ------------
                                                                    243,430
                                                               ------------
SWEDEN (2.2%)
Autoliv, Inc. .......................       2,100                    51,382
Bure Investment AB ..................     22,800                    170,458
Castellum AB ........................      5,600                     60,263
Custos AB, Class B ..................      3,000                     82,918
Electrolux AB, Class B ..............     12,000                    185,546
Telefonaktiebolaget LM
  Ericsson AB* ......................     11,900                    235,223
Telia AB* ...........................      4,400                     41,368
Tornet Fastighets AB ................      8,100                    105,975
                                                               ------------
                                                                    933,133
                                                               ------------
  TOTAL SCANDINAVIA .................                             1,838,977
                                                               ------------
SOUTHEAST ASIA (2.0%)
CHINA (0.4%)
PetroChina Company Ltd.
  (ADR)* ............................      6,800                    142,375
                                                               ------------
HONG KONG (0.3%)
China.com Corp., Class A* ...........      2,500                     51,094
Hutchison Whampoa Ltd. ..............      6,820                     85,737
                                                               ------------
                                                                    136,831
                                                               ------------
KOREA (0.7%)
Daum Communications Corp* ...........        800                     76,052
Samsung Electronics Co.
  (Foreign) .........................        480                    158,849
SK Telecom* .........................        200                     65,469
                                                               ------------
                                                                    300,370
                                                               ------------
SINGAPORE (0.4%)
City Developments Ltd. ..............     13,000                     50,419
DBS Group Holdings Ltd. .............      3,000                     38,553
Singapore Airlines Ltd. .............      7,000                     69,291
                                                               ------------
                                                                    158,263
                                                               ------------
TAIWAN (0.2%)
Far Eastern Textile Ltd (GDR).*......      3,500                     43,750
Taiwan Semiconductor
  Manufacturing Co. (ADR)* ..........      1,400                     54,250
                                                               ------------
                                                                     98,000
                                                               ------------
  TOTAL SOUTHEAST ASIA ..............                               835,839
                                                               ------------
UNITED KINGDOM (7.8%)
United Kingdom ......................
AstraZeneca Group plc ...............      2,830                    132,067
Barclays plc ........................      7,800                    193,858
BP Amoco plc ........................     21,100                    202,360
Cable & Wireless plc ................      6,800                    115,104
Diageo plc ..........................     29,272                    262,579
Energis plc* ........................      1,860                     69,721
Glaxo Wellcome plc ..................      4,600                    134,089
Hanson plc ..........................     43,500                    307,297
HSBC Holdings plc ...................      9,200                    105,142


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Logica plc ..........................      1,800               $     42,585
Marconi plc .........................     15,400                    200,342
Old Mutual plc ......................     88,000                    193,353
Reckitt Benckiser plc ...............     14,500                    162,313
Shell Transport & Trading Co.
  (ADR) .............................      4,900                    244,694
Siebe plc ...........................     79,000                    296,368
SmithKline Beecham plc ..............      8,200                    107,296
TeleWest Communications plc* ........      8,800                     30,351
Vodafone AirTouch plc ...............   113,964                     460,290
                                                               ------------
  TOTAL UNITED KINGDOM ..............                             3,259,809
                                                               ------------
UNITED STATES (28.0%)
Adelphia Business Solutions,
  Inc.* .............................       475                      11,014
AES Corp.* ..........................     1,200                      54,750
Agilent Technologies, Inc.* .........     1,086                      80,092
Alamosa PCS Holdings, Inc.* .........       100                       2,088
Alcoa, Inc. .........................     2,268                      65,772
Amdocs Ltd.* ........................     1,600                     122,800
America Online, Inc.* ...............     1,950                     102,862
American Home Products Corp..........     1,985                     116,619
American International Group,
  Inc. ..............................     2,337                     274,597
American Tower Corp.,
  Class A* ..........................       680                      28,348
AMFM, Inc.* .........................     2,350                     162,150
Analog Devices, Inc.* ...............       200                      15,200
Ariba, Inc.* ........................       300                      29,414
Associates First Capital Corp.,
  Class A ...........................     1,320                      29,453
AT&T Corp.--Liberty Media
  Group, Class A* ...................     6,500                     157,625
Bank of America Corp. ...............     1,751                      75,293
Bank of New York Co., Inc. ..........     4,620                     214,830
Boeing Co. ..........................     1,000                      41,813
Boston Scientific Corp.* ............       600                      13,163
Broadcom Corp., Ltd.* ...............       300                      65,681
Burlington Resources, Inc. ..........     3,120                     119,340
Calpine Corp.* ......................     5,200                     341,900
Capstone Turbine Corp. * ............       100                       4,506
Cardinal Health, Inc. ...............     2,410                     178,340
Charles Schwab Corp. ................     1,200                      40,350
Chase Manhattan Corp. ...............     1,200                      55,275
CIENA Corp.* ........................       100                      16,669
Cisco Systems, Inc.* ................     5,252                     333,842
Citigroup, Inc. .....................     3,540                     213,285
Coca-Cola Co. .......................     3,000                     172,312
Colgate Palmolive Co. ...............     2,100                     125,737
Compaq Computer Corp. ...............     1,600                      40,900
Conexant Systems, Inc.* .............       600                      29,175
Constellation Energy Group ..........     1,100                      35,819
Convergys Corp.* ....................     1,700                      88,187
Corning, Inc. .......................       450                     121,444
Dell Computer Corp.* ................     1,000                      49,313
Dpl, Inc. ...........................     1,600                      35,100
Dynergy, Inc. .......................     2,750                     187,859
Electronic Data Systems Corp. .......     1,500                      61,875
EMC Corp.* ..........................     2,800                     215,425
Enron Corp. .........................     3,740                     241,230
Exxon Mobil Corp. ...................     3,516                     276,006
Flextronics International, Ltd* .....       500                      34,344
Freddie Mac .........................     1,000                      40,500
GAP, Inc. ...........................     1,200                      37,500

EQ ADVISORS TRUST
MERCURY WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   ------------------
Gemstar International Group
  Ltd. ............................       500                $     30,727
General Electric Co. ..............   9,650                       511,450
General Motors Corp., Class H*.....     200                        17,550
GTE Corp. .........................   2,970                       184,882
HCA--The Healthcare Corp.* ........   1,400                        42,525
Hewlett Packard Co. ...............   2,850                       355,894
Honeywell International, Inc. .....   2,000                        67,375
InfoSpace.com, Inc.* ..............     600                        33,150
Inktomi Corp.* ....................     300                        35,475
Intel Corp. .......................   5,045                       674,148
International Business Machines
  Corp. ...........................   1,500                       164,344
Internet Initiative Japan, Inc.
  (ADR)* ..........................   1,150                        68,137
Intranet Solutions, Inc.* .........     400                        15,350
JDS Uniphase Corp.* ...............   1,625                       194,797
Johnson & Johnson .................     850                        86,594
Kyocera Corp. (ADR) ...............   1,456                       250,159
Level 3 Communications, Inc.* .....     400                        35,200
Lilly (Eli) & Co. .................     600                        59,925
Lowe's Cos., Inc. .................   1,690                        69,396
LSI Logic Corp.* ..................     600                        32,475
Lucent Technologies, Inc. .........   4,600                       272,550
Macromedia, Inc.* .................     100                         9,669
McLeodUSA, Inc.* ..................     500                        10,344
Merck & Co., Inc. .................   3,000                       229,875
Microsoft Corp.* ..................   2,600                       208,000
Millipore Corp. ...................     500                        37,688
Minnesota Mining &
  Manufacturing Co. ...............     300                        24,750
Motorola, Inc. ....................   1,800                        52,312
Nabors Industries, Inc.* ..........     600                        24,938
Network Associates, Inc.* .........   1,500                        30,563
Nextel Communications, Inc.,
  Class A* ........................   3,000                       183,562
Oni Systems Corp* .................     200                        23,441
Oracle Corp.* .....................   1,350                       113,484
Panamerican Beverages, Inc. .......   6,100                        91,119
Pegasus Communications Corp.*......   4,000                       196,250
PepsiCo, Inc. .....................   4,090                       181,749
Pfizer, Inc. ......................   4,550                       218,400
Procter & Gamble Co. ..............     400                        22,900
Qwest Communications
  International, Inc.* ............     600                        29,813
RadioShack Corp.* .................     850                        40,269
Rohm & Haas Co. ...................   2,607                        89,941
RSA Security, Inc.* ...............     500                        34,625
Safeway, Inc.* ....................   1,700                        76,712
SBC Communications, Inc. ..........   2,100                        90,825
Schering-Plough Corp. .............     800                        40,400
Schlumberger Ltd. .................     900                        67,162
Siebel Systems, Inc.* .............     540                        88,324
Solectron Corp.* ..................   1,800                        75,375
Sprint Corp. (FON Group) ..........     250                        12,750
Sprint Corp. (PCS Group)* .........   1,400                        83,300
Sun Microsystems, Inc.* ...........   2,100                       190,969
Symbol Technologies, Inc. .........     400                        21,600
Telaxis Communications
  Corporation* ....................     100                         3,125
Texas Instruments, Inc. ...........   1,700                       116,769
Textron, Inc. .....................     400                        21,725
Time Warner, Inc. .................     500                        38,000


                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   ------------------
TV Guide, Inc.* ...................   1,400                        47,950
Tyco International Ltd. ...........   2,900                  $    137,387
United Technologies Corp. .........   2,634                       155,077
Univision Communications, Inc.,
  Class A* ........................     300                        31,050
Unocal Corp. ......................   1,000                        33,125
VeriSign, Inc.* ...................     322                        56,833
VERITAS Software Corp.* ...........     800                        90,412
Wal-Mart Stores, Inc. .............   2,135                       123,029
Wells Fargo Co. ...................   2,810                       108,887
Wind River Systems* ...............     400                        15,150
Worldcom, Inc.* ...................   2,425                       111,247
Yahoo!, Inc.* .....................     400                        49,550
                                                             ------------
  TOTAL UNITED STATES .............                            11,702,325
                                                             ------------
TOTAL COMMON STOCKS (72.8%)
  (Cost $25,742,434)...............                            30,411,156
                                                             ------------
PREFERRED STOCKS:
GERMANY (0.2%)
Henkel KGaA (Cost $89,893).........   1,555                        88,989
                                                             ------------


                                 PRINCIPAL
                                  AMOUNT
                               ------------
LONG-TERM DEBT SECURITIES:
CANADA (0.6%)
Government of Canada
  5.50%, 06/01/10 ..........   $ 400,000          263,657
                                              -----------
GERMANY (6.7%)
Deutschland Republic
  4.75%, 07/04/28 ..........     675,000        575,247
Republic of Germany
  4.75%, 11/20/01 ..........   2,220,000      2,112,350
  6.50%, 10/14/05 ..........     120,000        121,506
                                              -----------
                                              2,809,103
                                              -----------
UNITED KINGDOM (1.0%)
United Kingdom Treasury
  7.00%, 11/06/01 ..........     135,000        206,257
  7.25%, 12/07/07 ..........     125,000        208,986
                                              -----------
                                                415,243
                                              -----------
UNITED STATES (11.0%)
Federal National Mortgage Association
  5.25%, 1/15/09 ...........     300,000        263,264
U.S. Treasury Bonds
  6.25%, 8/15/23 ...........     550,000        553,437
  6.13%, 8/15/29 ...........     585,000        591,216
U.S. Treasury Notes
  5.50%, 8/31/01 ...........     300,000        296,437
  5.00%, 4/30/01 ...........     140,000        138,338
  5.75%, 6/30/01 ...........   1,650,000      1,638,141
  5.50%, 7/31/01 ...........   1,100,000      1,088,657
                                              -----------
                                              4,569,490
                                              -----------
TOTAL LONG-TERM DEBT SECURITIES (19.3%)
 (Cost $8,225,064) .........                  8,057,493
                                              -----------

EQ ADVISORS TRUST
MERCURY WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)


                                          PRINCIPAL         VALUE
                                           AMOUNT         (NOTE 1)
                                        ------------   --------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSITS (0.7%)
Chase Nassau
  6.26%, 7/3/00 .....................    $  266,856     $   266,856
                                                        -----------
U.S. GOVERNMENT AGENCIES (7.0%)
Federal Home Loan Mortgage
  Corp.
  (Discount Note), 7/3/00 ...........     2,932,000       2,930,930
                                                        -----------
TOTAL SHORT-TERM DEBT SECURITIES (7.7%)
 (Amortized Cost $3,197,786).........                     3,197,786
                                                        -----------
TOTAL INVESTMENTS (100.0%)
 (Cost/Amortized Cost
  $37,255,177).......................                    41,755,424
OTHER ASSETS
  LESS LIABILITIES (0.0%) ...........                        10,999
                                                        -----------
NET ASSETS (100%) ...................                   $41,766,423
                                                        ===========


MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Common Stocks
Basic Materials ..............................            1.8%
Business Services ............................            5.6
Capital Goods ................................            6.5
Consumer Cyclicals ...........................            4.4
Consumer Non-Cyclicals .......................           13.4
Credit Sensitive .............................           21.0
Diversified ..................................            1.9
Energy .......................................            8.6
Technology
  Computer Hardware ..........................     3.7
  Computer Software ..........................     2.9
  Diversified Telecommunications Services.....     6.9
  Electronics ................................    15.2
  Office Equipment ...........................     2.0
  Office Equipment Services ..................     0.9
  Wireless Telecommunication Services ........     5.2   36.8
                                                  ----  -----
                                                        100.0 %
                                                        =======

----------
*     Non-income producing.
  Glossary:
  ADR--American Depositary Receipt
     GDR--Global Depositary Receipt

EQ ADVISORS TRUST
MERCURY WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 2000 the portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)







                                                   LOCAL
                                                 CONTRACT       COST ON          U.S. $         UNREALIZED
                                                  AMOUNT      ORIGINATION       CURRENT       APPRECIATION/
                                                  (000'S)         DATE           VALUE        (DEPRECIATION)
                                                ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
European Union, expiring 7/06/00 ............      2,500      $2,419,750      $2,385,473        $ (34,277)
Japanese Yen, expiring 7/13/00 ..............        135       1,262,991       1,275,096           12,105
FOREIGN CURRENCY SELL CONTRACTS
Australian Dollar, expiring 7/19/00 .........        450         270,801         268,849            1,952
British Pound, expiring 7/06/00 .............        500         753,225         756,441           (3,216)
European Union, expiring 7/06/00 ............      2,500       2,361,250       2,385,473          (24,223)
Japanese Yen, expiring 7/06/00 ..............    675,000       6,406,302       6,375,480           30,822
                                                                                                ---------
                                                                                                $ (16,837)
                                                                                                =========

Investment security transactions for the period ended June 30, 2000 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $ 25,808,965
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........    19,605,893
As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for
federal income tax purposes was as follows:
Aggregate gross unrealized appreciation ................  $  6,040,102
Aggregate gross unrealized depreciation ................    (1,539,855)
                                                          ------------
Net unrealized appreciation ............................  $  4,500,247
                                                          ============
Federal income tax cost of investments .................  $ 37,255,177
                                                          ============

At June 30, 2000, the Portfolio had loaned securities with a total value of $5,182,544 which was secured by collateral of $5,180,637 of which $3,823,846 was in the form of U.S. Government Securities.

For the period from January 1, 2000 to June 30, 2000, the Portfolio incurred approximately $574 and $5,239 as brokerage commissions with Donaldson, Lufkin & Jenrette Corp. and Merrill Lynch & Co. Inc. respectively, both affiliated broker/dealer.



















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                 NUMBER                 VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           ------------------   --------------------
COMMON STOCKS:
BUSINESS SERVICES (3.2%)
PRINTING, PUBLISHING,
  BROADCASTING (1.3%)
AT&T Corp.--Liberty Media
  Group, Class A* ......................................................   375,200              $    9,098,600
Clear Channel Communications,
  Inc.* ................................................................    84,200                   6,315,000
USA Networks, Inc.* ....................................................   209,800                   4,536,925
Viacom, Inc., Class B* .................................................   165,000                  11,250,938
                                                                                                --------------
                                                                                                    31,201,463
                                                                                                --------------
PROFESSIONAL SERVICES (1.9%)
Amdocs Ltd.* ...........................................................    15,800                   1,212,650
Automatic Data Processing, Inc. ........................................   305,000                  16,336,562
Cendant Corp.* .........................................................    61,436                     860,104
Computer Sciences Corp.* ...............................................   171,200                  12,786,500
First Data Corp. .......................................................   238,700                  11,845,488
Fiserv, Inc.* ..........................................................    28,600                   1,236,950
Learning Tree International,
  Inc.* ................................................................    38,000                   2,327,500
                                                                                                --------------
                                                                                                    46,605,754
                                                                                                --------------
 TOTAL BUSINESS SERVICES ...............................................                            77,807,217
                                                                                                --------------
CAPITAL GOODS (2.1%)
BUILDING & CONSTRUCTION (0.8%)
Bouygues S.A. ..........................................................    29,710                  19,836,137
Newport News Shipbuilding, Inc.                                                300                      11,025
                                                                                                --------------
                                                                                                    19,847,162
                                                                                                --------------
ELECTRICAL EQUIPMENT (1.3%)
Credence Systems Corp.* ................................................     2,600                     143,488
Emerson Electric Co. ...................................................    20,900                   1,261,837
General Electric Co. ...................................................   242,300                  12,841,900
Lam Research Corp.* ....................................................   177,800                   6,667,500
Sanmina Corp.* .........................................................   128,260                  10,966,230
SIPEX Corp.* ...........................................................     9,700                     268,569
                                                                                                --------------
                                                                                                    32,149,524
                                                                                                --------------
 TOTAL CAPITAL GOODS ...................................................                            51,996,686
                                                                                                --------------
CONSUMER CYCLICALS (1.2%)
AUTO RELATED (0.0%)
International Speedway Corp.,
  Class A ..............................................................     2,050                      84,819
                                                                                                --------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.0%)
Insight Enterprises, Inc.* .............................................       900                      53,381
                                                                                                --------------
LEISURE RELATED (0.0%)
Pegasus Systems, Inc.* .................................................     1,500                      16,313
                                                                                                --------------
PHOTO & OPTICAL (0.2%)
Bausch & Lomb, Inc. ....................................................    59,100                   4,572,863
                                                                                                --------------
RETAIL--GENERAL (1.0%)
CVS Corp. ..............................................................   167,000                   6,680,000
Kohl's Corp.* ..........................................................    22,400                   1,246,000
Wal-Mart Stores, Inc. ..................................................   273,300                  15,748,912
                                                                                                --------------
                                                                                                    23,674,912
                                                                                                --------------
 TOTAL CONSUMER CYCLICALS ..............................................                            28,402,288
                                                                                                --------------
CONSUMER NON-CYCLICALS (8.8%)
BEVERAGES (0.4%)
Anheuser-Busch Cos., Inc. ..............................................    60,500                   4,518,594


                                                                                 NUMBER                 VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           ------------------   --------------------
Coca-Cola Co. ..........................................................    89,500              $    5,140,656
                                                                                                --------------
                                                                                                     9,659,250
                                                                                                --------------
DRUGS (5.7%)
Abbott Laboratories ....................................................   271,500                  12,098,719
Alkermes, Inc.* ........................................................     4,800                     226,200
Allergan, Inc. .........................................................    49,500                   3,687,750
Alza Corp.* ............................................................    22,500                   1,330,313
American Home Products Corp. ...........................................    46,800                   2,749,500
Amgen, Inc.* ...........................................................   243,100                  17,077,775
Andrx Corp.* ...........................................................    15,500                     990,789
Bristol-Myers Squibb Co. ...............................................   114,000                   6,640,500
Genentech, Inc.* .......................................................    89,700                  15,428,400
Immunex Corp.* .........................................................   184,025                   9,097,736
MedImmune, Inc.* .......................................................    49,900                   3,692,600
Pfizer, Inc. ...........................................................   521,275                  25,021,200
Pharmacia Corp.* .......................................................    47,100                   2,434,481
Sepracor, Inc.* ........................................................   284,200                  34,281,625
Teva Pharmaceutical Industries
  Ltd. (ADR) ...........................................................    87,800                   4,867,412
                                                                                                --------------
                                                                                                   139,625,000
                                                                                                --------------
HOSPITAL SUPPLIES & SERVICES (1.2%)
Abgenix, Inc.* .........................................................    18,800                   2,253,356
Allscripts, Inc.* ......................................................     2,575                      59,225
Biosource International, Inc. ..........................................    24,400                     542,900
BioSphere Medical, Inc. ................................................     9,000                     126,000
Cardinal Health, Inc. ..................................................    82,100                   6,075,400
Human Genome Sciences, Inc.* ...........................................    11,600                   1,547,150
PE Corp - PE Biosystems Group                                              233,200                  15,362,050
Quest Diagnostics, Inc.* ...............................................    17,700                   1,266,656
St. Jude Medical, Inc.* ................................................    27,300                   1,252,388
                                                                                                --------------
                                                                                                    28,485,125
                                                                                                --------------
RETAIL--FOOD (1.5%)
Albertson's, Inc. ......................................................   143,500                   4,771,375
Kroger Co.* ............................................................   118,700                   2,618,819
Safeway, Inc.* .........................................................   638,300                  28,803,287
                                                                                                --------------
                                                                                                    36,193,481
                                                                                                --------------
SOAPS & TOILETRIES (0.0%)
Carson, Inc., Class A* .................................................     1,000                       4,500
                                                                                                --------------
TOBACCO (0.0%)
Philip Morris Cos., Inc. ...............................................    34,600                     919,063
                                                                                                --------------
 TOTAL CONSUMER NON-CYCLICALS...........................................                           214,886,419
                                                                                                --------------
CREDIT SENSITIVE (6.7%)
BANKS (0.6%)
Charter One Financial, Inc. ............................................    49,800                   1,145,400
Comerica, Inc. .........................................................    83,600                   3,751,550
First Tennessee National Corp. .........................................     1,000                      16,563
Golden West Financial Corp. ............................................   103,200                   4,211,850
PNC Bank Corp. .........................................................    87,900                   4,120,312
State Street Corp. .....................................................    12,500                   1,325,781
                                                                                                --------------
                                                                                                    14,571,456
                                                                                                --------------
FINANCIAL SERVICES (2.3%)
American Express Co. ...................................................    78,600                   4,097,025
Citigroup, Inc. ........................................................   244,200                  14,713,050
Household International, Inc. ..........................................    86,100                   3,578,531
Mellon Financial Corp. .................................................   111,600                   4,066,425
Merrill Lynch & Co. ....................................................   144,200                  16,583,000

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                      ------------------   --------------------
Merrill Lynch Biotech Holding
  Co.* ............................         57,500         $   10,235,000
Providian Financial Corp. .........         43,000              3,870,000
Waddell & Reed Financial,
  Class A .........................          1,500                 49,219
                                                           --------------
                                                               57,192,250
                                                           --------------
INSURANCE (0.5%)
American International Group,
  Inc. ............................         71,900              8,448,250
Hartford Financial Services
  Group, Inc. .....................         65,400              3,658,313
                                                           --------------
                                                               12,106,563
                                                           --------------
UTILITY--ELECTRIC (1.9%)
AES Corp.* ........................       279,600              12,756,750
Calpine Corp.* ....................       491,200              32,296,400
Capstone Turbine Corp. * ..........         2,640                 118,965
                                                           --------------
                                                               45,172,115
                                                           --------------
UTILITY--TELEPHONE (1.4%)
Intermedia Communications of
  Florida, Inc.* ..................        66,900               1,990,275
Sprint Corp. (FON Group) ..........       244,700              12,479,700
Worldcom, Inc.* ...................       412,694              18,932,337
                                                           --------------
                                                               33,402,312
                                                           --------------
 TOTAL CREDIT SENSITIVE ...........                           162,444,696
                                                           --------------
DIVERSIFIED (3.4%)
MISCELLANEOUS (3.4%)
Quanta Services, Inc.* ............         2,550                 140,250
Tyco International Ltd. ...........   1,769,038                83,808,175
                                                           --------------
 TOTAL DIVERSIFIED ................                            83,948,425
                                                           --------------
ENERGY (3.8%)
COAL & GAS PIPELINES (0.3%)
Enron Corp. .......................     106,700                 6,882,150
                                                           --------------
OIL--DOMESTIC (0.7%)
Coastal Corp. .....................     185,400                11,286,225
Dynergy, Inc. .....................      97,300                 6,646,806
                                                           --------------
                                                               17,933,031
                                                           --------------
OIL--INTERNATIONAL (1.1%)
Devon Energy Corp. ................      57,400                 3,225,162
EOG Resources, Inc. ...............     522,000                17,487,000
Global Marine, Inc.* ..............     138,500                 3,903,969
Noble Affiliates, Inc. ............      26,400                   983,400
                                                           --------------
                                                               25,599,531
                                                           --------------
OIL--SUPPLIES & CONSTRUCTION (1.7%)
Anadarko Petroleum Corp. ..........     125,400                 6,183,787
Apache Corp. ......................      75,600                 4,446,225
Baker Hughes, Inc. ................     284,800                 9,113,600
Grant Prideco, Inc ................      45,700                 1,142,500
Halliburton Co. ...................     122,900                 5,799,344
Noble Drilling Corp.* .............     112,900                 4,650,069
Transocean Sedco Forex, Inc. ......     158,100                 8,448,469
Weatherford Intl., Inc.* ..........      45,700                 1,819,431
                                                           --------------
                                                               41,603,425
                                                           --------------
 TOTAL ENERGY .....................                            92,018,137
                                                           --------------


                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                      ------------------   --------------------
TECHNOLOGY (66.4%)
COMPUTER HARDWARE (6.5%)
Cisco Systems, Inc.* ..............   1,913,716            $  121,640,573
Marvell Technology Group Ltd* .....       2,200                   125,400
Sun Microsystems, Inc.* ...........     390,500                35,511,094
                                                           --------------
                                                              157,277,067
                                                           --------------
COMPUTER SOFTWARE (14.9%)
Art Technology Group, Inc.* .......       6,700                   676,281
BEA Systems, Inc.* ................      11,700                   578,419
BMC Software, Inc.* ...............     476,540                17,386,266
Cadence Design Systems, Inc.* .....     123,790                 2,522,221
Check Point Software
  Technologies Ltd. ...............       3,000                   635,250
Computer Associates
  International, Inc. .............     221,000                11,312,437
E.piphany, Inc.* ..................      15,500                 1,661,406
i2 Technologies, Inc.* ............      32,300                 3,367,780
IMRglobal Corp.* ..................       9,800                   128,013
Internet Commerce Corp.
  Class A* ........................       5,200                    75,400
Lightspan, Inc. ...................       2,940                    16,170
Mercury Interactive Corp.* ........      42,300                 4,092,525
Microsoft Corp.* ..................   1,100,100                88,008,000
Oracle Corp.* .....................   2,342,236               196,894,214
Siebel Systems, Inc.* .............      88,000                14,393,500
Tibco Software, Inc. ..............       5,000                   536,172
VERITAS Software Corp.* ...........     176,200                19,913,354
                                                           --------------
                                                              362,197,408
                                                           --------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (17.0%)
ADC Telecommunications, Inc.*           291,868                24,480,428
Akamai Technologies, Inc. .........      10,900                 1,294,205
Alcatel S.A. (ADR) ................      81,500                 5,419,750
Brocade Communications System            30,300                 5,559,594
Call-Net Enterprises, Inc. ........       5,000                    12,188
China Unicom (ADR)* ...............      23,900                   507,875
CIENA Corp.* ......................     290,500                48,422,719
Comverse Technology, Inc.* ........      69,000                 6,417,000
Corning, Inc. .....................     261,000                70,437,375
Global Crossing, Ltd.* ............     274,700                 7,228,044
ITC DeltaCom, Inc.* ...............       2,400                    53,550
Juniper Networks, Inc. ............     116,100                16,899,806
Lucent Technologies, Inc. .........      21,000                 1,244,250
Metromedia Fiber Network, Inc.
  Class A* ........................     784,400                31,130,875
MGC Communications, Inc.* .........      37,300                 2,235,669
Motorola, Inc. ....................      31,300                   909,656
MRV Communications, Inc.* .........      25,500                 1,714,875
NEXTLINK Communications,
  Inc., Class A* ..................      13,200                   500,775
Nortel Networks Corp. .............   1,400,180                95,562,285
Scientific-Atlanta, Inc. ..........       3,400                   253,300
Sonera Group OYJ ..................     191,800                 8,735,312
Sycamore Networks, Inc.* ..........     123,100                13,587,162
Telefonaktiebolaget LM Ericsson
  AB (ADR) ........................   1,151,200                23,024,000
Tellabs, Inc.* ....................     291,000                19,915,312
Voicestream Wireless Corp.* .......     244,989                28,491,456
                                                           --------------
                                                              414,037,461
                                                           --------------

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                           NUMBER             VALUE
                                          OF SHARES          (NOTE 1)
                                       --------------   -----------------
ELECTRONICS (20.5%)
Altera Corp.* ......................         620,600     $   63,262,412
AMTI, Inc.* ........................           1,300             60,450
Analog Devices, Inc.* ..............         467,700         35,545,200
Applied Material, Inc.* ............         114,600         10,385,625
ARM Holdings plc (ADR)* ............         615,800         20,244,425
Atmel Corp.* .......................         136,500          5,033,438
Burr-Brown Corp.* ..................           1,500            130,031
Conductus, Inc. ....................           7,600            150,100
Emulex Corp.* ......................          19,600          1,287,475
Flextronics International, Ltd* ....         199,000         13,668,812
Intel Corp. ........................         542,000         72,458,625
Jabil Circuit, Inc.* ...............          30,100          1,493,713
JDS Uniphase Corp.* ................         135,968         16,299,164
Linear Technology Corp. ............         220,900         14,123,794
LSI Logic Corp.* ...................         298,900         16,177,962
LTX Corp.* .........................           4,200            146,738
Maxim Integrated Products* .........           1,200             81,525
Micrel, Inc.* ......................           2,000             86,875
Micron Technology, Inc.* ...........         935,800         82,408,887
National Semiconductor Corp.* ......         264,500         15,010,375
Novellus Systems, Inc.* ............          25,500          1,442,344
Photronics, Inc.* ..................           1,200             34,050
PMC-Sierra, Inc.* ..................          31,200          5,543,850
RadioShack Corp.* ..................         212,900         10,086,138
SAP AG .............................           7,500            352,031
Seagate Technology, Inc.* ..........          57,500          3,162,500
Solectron Corp.* ...................         168,800          7,068,500
Teradyne, Inc.* ....................         137,300         10,091,550
Texas Instruments, Inc. ............          50,200          3,448,113
VeriSign, Inc.* ....................         244,477         43,150,190
Waters Corp. .......................          25,700          3,207,681
Xilinx, Inc.* ......................         537,500         44,377,344
                                                         --------------
                                                            500,019,917
                                                         --------------
OFFICE EQUIPMENT (3.3%)
Cabletron Systems Corp.* ...........         113,100          2,855,775
Check Point Software
  Technologies* ....................         106,400         22,530,200
Compaq Computer Corp. ..............         121,000          3,093,063
Dell Computer Corp.* ...............         165,500          8,161,219
EMC Corp.* .........................         583,400         44,885,337
United Stationers, Inc.* ...........           2,400             77,700
                                                         --------------
                                                             81,603,294
                                                         --------------


                                           NUMBER             VALUE
                                          OF SHARES          (NOTE 1)
                                       --------------   -----------------
OFFICE EQUIPMENT SERVICES (0.5%)
Ariba, Inc.* .......................          14,200     $    1,392,266
Foundry Networks, Inc.* ............          14,700          1,617,000
Microchip Technology, Inc. .........           1,050             61,179
Redback Networks, Inc. .............          52,700          9,380,600
                                                         --------------
                                                             12,451,045
                                                         --------------
WIRELESS TELECOMMUNICATION
  SERVICES (3.7%)
New Focus Inc* .....................           1,630            133,864
Nextel Communications, Inc.,
  Class A* .........................          96,600          5,910,712
Nokia OYJ (ADR) ....................         694,700         34,691,581
Sprint Corp. (PCS Group)* ..........         450,602         26,810,819
Vodafone AirTouch plc ..............       3,337,492         13,479,819
Vodafone AirTouch plc (ADR) ........         208,200          8,627,297
                                                         --------------
                                                             89,654,092
                                                         --------------
 TOTAL TECHNOLOGY ..................                      1,617,240,284
                                                         --------------
TOTAL COMMON STOCKS (95.6%)
 (Cost $1,912,356,923) .............                      2,328,744,152
                                                         --------------
                                         PRINCIPAL
                                          AMOUNT
                                         ----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (6.1%)
Federal Home Loan Mortgage
  Corp.:
 (Discount Note), 7/21/00 ..........   $25,000,000           24,910,278
 (Discount Note), 7/3/00 ...........    74,800,000           74,772,822
 (Discount Note), 7/19/00 ..........    25,000,000           24,919,375
Federal National Mortgage
  Association,
  (Discount Note), 7/17/00 .........    25,000,000           24,928,444
                                                         --------------
TOTAL SHORT-TERM DEBT SECURITIES: (6.1%)
 (Amortized Cost $149,530,919)......                        149,530,919
                                                         --------------
TOTAL INVESTMENTS (101.7%)
 (Cost/Amortized Cost
  $2,061,887,842) ..................                      2,478,275,071
OTHER ASSETS
  LESS LIABILITIES (-1.7%) .........                        (41,357,873)
                                                         --------------
NET ASSETS (100%) ..................                     $2,436,917,198
                                                         ==============

----------
*     Non-income producing.
  Glossary:
     ADR--American Depositary Receipt

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 2000 the portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)







                                               LOCAL
                                             CONTRACT       COST ON          U.S.$
                                              AMOUNT      ORIGINATION       CURRENT        UNREALIZED
                                              (000'S)         DATE           VALUE        APPRECIATION
                                            ----------   -------------   -------------   -------------
FOREIGN CURRENCY SELL CONTRACT
British Pound, expiring 7/06/00 .........   1,159         $1,759,831      $1,753,898         $5,933
                                                                                             ======

Investment security transactions for the period ended June 30, 2000 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ..  $2,811,026,479
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..   1,966,175,081

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........   $  501,801,491
Aggregate gross unrealized depreciation .........      (85,414,262)
                                                    --------------
Net unrealized appreciation .....................   $  416,387,229
                                                    ==============
Federal income tax cost of investments ..........   $2,061,887,842
                                                    ==============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $183,474,954 which was secured by collateral of $186,017,188.































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MFS GROWTH WITH INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (1.4%)
CHEMICALS (0.9%)
Air Products & Chemicals, Inc. .........................................     26,000              $    801,125
Akzo Nobel N.V. ........................................................     12,800                   543,283
Dow Chemical Co. .......................................................      1,800                    54,338
Du Pont (E.I.)
  de Nemours & Co. .....................................................      3,940                   172,375
                                                                                                 ------------
                                                                                                    1,571,121
                                                                                                 ------------
CHEMICALS--SPECIALTY (0.5%)
PPG Industries, Inc. ...................................................        100                     4,431
Rohm & Haas Co. ........................................................     24,600                   848,700
                                                                                                 ------------
                                                                                                      853,131
                                                                                                 ------------
  TOTAL BASIC MATERIALS ................................................                            2,424,252
                                                                                                 ------------
BUSINESS SERVICES (6.9%)
PRINTING, PUBLISHING,
  BROADCASTING (4.1%)
Comcast Corp., Class A* ................................................      1,700                    68,850
Gannett Co., Inc. ......................................................     21,794                 1,303,554
Infinity Broadcasting Corp.,
  Class A* .............................................................     16,400                   597,575
New York Times Co., Class A ............................................     32,170                 1,270,715
Reuters Group plc (ADR) ................................................      5,612                   560,849
Time Warner, Inc. ......................................................     26,303                 1,999,028
Tribune Co. ............................................................     25,438                   890,330
Viacom, Inc., Class B* .................................................     10,000                   681,875
                                                                                                 ------------
                                                                                                    7,372,776
                                                                                                 ------------
PROFESSIONAL SERVICES (2.8%)
Automatic Data Processing, Inc. ........................................     37,500                 2,008,594
Computer Sciences Corp.* ...............................................     16,634                 1,242,352
First Data Corp. .......................................................     33,897                 1,682,138
                                                                                                 ------------
                                                                                                    4,933,084
                                                                                                 ------------
  TOTAL BUSINESS SERVICES ..............................................                           12,305,860
                                                                                                 ------------
CAPITAL GOODS (8.8%)
AEROSPACE (3.1%)
Boeing Co. .............................................................     31,400                 1,312,912
General Dynamics Corp. .................................................     15,336                   801,306
United Technologies Corp. ..............................................     56,906                 3,350,341
                                                                                                 ------------
                                                                                                    5,464,559
                                                                                                 ------------
ELECTRICAL EQUIPMENT (4.2%)
Emerson Electric Co. ...................................................     17,942                 1,083,249
General Electric Co. ...................................................   120,451                  6,383,903
                                                                                                 ------------
                                                                                                    7,467,152
                                                                                                 ------------
MACHINERY (1.5%)
Deere & Co. ............................................................    47,000                  1,739,000
Ingersol-Rand Co. ......................................................    17,900                    720,475
W.W. Grainger, Inc. ....................................................     9,300                    286,556
                                                                                                 ------------
                                                                                                    2,746,031
                                                                                                 ------------
  TOTAL CAPITAL GOODS ..................................................                           15,677,742
                                                                                                 ------------
CONSUMER CYCLICALS (4.0%)
APPAREL & TEXTILES (0.4%)
Cintas Corp. ...........................................................     5,350                    196,278
Fast Retailing Co., Ltd. ...............................................     1,200                    501,955
                                                                                                 ------------
                                                                                                      698,233
                                                                                                 ------------


                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
AUTO RELATED (0.4%)
Delphi Automotive Systems
  Corp. ................................................................    22,200               $    323,288
Federal-Mogul Corp. ....................................................       500                      4,781
TRW, Inc. ..............................................................    10,550                    457,606
                                                                                                 ------------
                                                                                                      785,675
                                                                                                 ------------
PHOTO & OPTICAL (0.4%)
Bausch & Lomb, Inc. ....................................................    10,000                    773,750
                                                                                                 ------------
RETAIL--GENERAL (2.8%)
CVS Corp. ..............................................................    54,235                  2,169,400
Nordstrom, Inc. ........................................................     1,300                     31,362
Wal-Mart Stores, Inc. ..................................................    47,206                  2,720,246
                                                                                                 ------------
                                                                                                    4,921,008
                                                                                                 ------------
  TOTAL CONSUMER CYCLICALS .............................................                            7,178,666
                                                                                                 ------------
CONSUMER NON-CYCLICALS (17.1%)
BEVERAGES (1.5%)
Anheuser-Busch Cos., Inc. ..............................................    17,248                  1,288,210
Coca-Cola Co. ..........................................................    20,870                  1,198,720
PepsiCo, Inc. ..........................................................     5,538                    246,095
                                                                                                 ------------
                                                                                                    2,733,025
                                                                                                 ------------
DRUGS (9.0%)
Abbott Laboratories ....................................................    10,900                    485,731
American Home Products Corp. ...........................................    18,309                  1,075,654
AstraZeneca Group plc ..................................................    13,060                    609,468
Bristol-Myers Squibb Co. ...............................................    55,372                  3,225,419
Pfizer, Inc. ...........................................................   126,240                  6,059,508
Pharmacia Corp. ........................................................    78,670                  4,066,256
Schering-Plough Corp. ..................................................    12,755                    644,127
                                                                                                 ------------
                                                                                                   16,166,163
                                                                                                 ------------
FOODS (1.4%)
Nestle S.A. (Registered) ...............................................       539                  1,077,604
Quaker Oats Co. ........................................................    18,126                  1,361,716
                                                                                                 ------------
                                                                                                    2,439,320
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (1.0%)
Medtronic, Inc. ........................................................    31,592                  1,573,677
PE Corp--PE Biosystems Group                                                 2,200                    144,925
                                                                                                 ------------
                                                                                                    1,718,602
                                                                                                 ------------
RETAIL--FOOD (2.9%)
Kroger Co.* ............................................................    38,800                    856,025
McDonald's Corp. .......................................................    12,734                    419,426
Safeway, Inc.* .........................................................    86,081                  3,884,405
                                                                                                 ------------
                                                                                                    5,159,856
                                                                                                 ------------
SOAPS & TOILETRIES (1.1%)
Clorox Co. .............................................................     6,036                    270,488
Colgate Palmolive Co. ..................................................    19,390                  1,160,976
Gillette Co. ...........................................................     6,082                    212,490
Johnson & Johnson ......................................................     2,499                    254,586
Procter & Gamble Co. ...................................................     1,869                    107,000
                                                                                                 ------------
                                                                                                    2,005,540
                                                                                                 ------------
TOBACCO (0.2%)
Philip Morris Cos., Inc. ...............................................    12,200                    324,063
                                                                                                 ------------
  TOTAL CONSUMER NON-CYCLICALS                                                                     30,546,569
                                                                                                 ------------

EQ ADVISORS TRUST
MFS GROWTH WITH INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
CREDIT SENSITIVE (16.1%)
BANKS (3.2%)
Bank of New York Co., Inc. .............................................     6,500               $    302,250
Chase Manhattan Corp. ..................................................     4,830                    222,482
Comerica, Inc. .........................................................       400                     17,950
HSBC Holdings plc ......................................................   28,800                     329,139
State Street Corp. .....................................................   24,770                   2,627,168
U.S. Bancorp ...........................................................   52,853                   1,017,420
Wells Fargo Co. ........................................................   31,238                   1,210,473
                                                                                                 ------------
                                                                                                    5,726,882
                                                                                                 ------------
FINANCIAL SERVICES (3.7%)
American Express Co. ...................................................   23,730                   1,236,926
Capital One Financial Corp. ............................................    9,300                     415,013
Citigroup, Inc. ........................................................   20,960                   1,262,840
Fannie Mae .............................................................   17,100                     892,406
Freddie Mac ............................................................   49,528                   2,005,884
ING Groep N.V. .........................................................    6,300                     425,432
Merrill Lynch & Co. ....................................................    1,100                     126,500
Providian Financial Corp. ..............................................    3,350                     301,500
                                                                                                 ------------
                                                                                                    6,666,501
                                                                                                 ------------
INSURANCE (3.6%)
American International Group,
  Inc. .................................................................   15,967                   1,876,122
CIGNA Corp. ............................................................    7,293                     681,895
Hartford Financial Services
  Group, Inc. ..........................................................   43,634                   2,440,777
Lincoln National Corp. .................................................    5,296                     191,318
Marsh & McLennan Cos., Inc. ............................................    3,990                     416,706
St. Paul Cos. ..........................................................    9,300                     317,363
UnitedHealth Group, Inc.* ..............................................    6,059                     519,559
                                                                                                 ------------
                                                                                                    6,443,740
                                                                                                 ------------
UTILITY--ELECTRIC (1.3%)
Peco Energy Co. ........................................................   30,870                   1,244,447
TXU Corp. ..............................................................   24,737                     729,741
Unicom Corp. ...........................................................    5,994                     231,893
                                                                                                 ------------
                                                                                                    2,206,081
                                                                                                 ------------
UTILITY--TELEPHONE (4.3%)
Bell Atlantic Corp. ....................................................   50,266                   2,554,141
BellSouth Corp. ........................................................    7,950                     338,869
Nippon Telegraph & Telephone
  Corp. (ADR) ..........................................................    9,251                     632,537
SBC Communications, Inc. ...............................................   34,941                   1,511,198
Sprint Corp. (Fon Group) ...............................................   20,644                   1,052,844
Worldcom, Inc.* ........................................................   35,701                   1,637,784
                                                                                                 ------------
                                                                                                    7,727,373
                                                                                                 ------------
  TOTAL CREDIT SENSITIVE ...............................................                           28,770,577
                                                                                                 ------------
DIVERSIFIED (1.0%)
MISCELLANEOUS (1.0%)
Tyco International Ltd. ................................................   37,816                   1,791,533
                                                                                                 ------------
ENERGY (10.1%)
COAL & GAS PIPELINES (0.7%)
Enron Corp. ............................................................    6,800                     438,600
Williams Cos., Inc. ....................................................   19,000                     792,062
                                                                                                 ------------
                                                                                                    1,230,662
                                                                                                 ------------


                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
OIL--DOMESTIC (3.7%)
Chevron Corp. ..........................................................    7,013                $    594,790
Coastal Corp. ..........................................................   31,270                   1,903,561
Exxon Mobil Corp. ......................................................   52,873                   4,150,531
                                                                                                 ------------
                                                                                                    6,648,882
                                                                                                 ------------
OIL--INTERNATIONAL (4.6%)
BP Amoco plc (ADR) .....................................................   80,574                   4,557,467
Conoco, Inc., Class B ..................................................   61,540                   1,511,576
Global Marine, Inc.* ...................................................    9,100                     256,506
Royal Dutch Petroleum Co. ..............................................   29,500                   1,831,722
USX-Marathon Group, Inc. ...............................................      400                      10,025
                                                                                                 ------------
                                                                                                    8,167,296
                                                                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (0.9%)
Baker Hughes, Inc. .....................................................   32,700                   1,046,400
Transocean Sedco Forex, Inc. ...........................................   12,100                     646,594
                                                                                                 ------------
                                                                                                    1,692,994
                                                                                                 ------------
RAILROADS (0.2%)
Canadian National Railway Co. ..........................................   12,902                     376,577
                                                                                                 ------------
 TOTAL ENERGY ..........................................................                           18,116,411
                                                                                                 ------------
TECHNOLOGY (27.2%)
COMPUTER HARDWARE (5.7%)
Cisco Systems, Inc.* ...................................................   60,248                   3,829,513
Hewlett Packard Co. ....................................................   32,090                   4,007,239
Sun Microsystems, Inc.* ................................................   24,990                   2,272,528
                                                                                                 ------------
                                                                                                   10,109,280
                                                                                                 ------------
COMPUTER SOFTWARE (4.4%)
America Online, Inc.* ..................................................    3,600                     189,900
BMC Software, Inc.* ....................................................    7,244                     264,293
Computer Associates
  International, Inc. ..................................................   15,189                     777,487
Microsoft Corp.* .......................................................   53,791                   4,303,280
Oracle Corp.* ..........................................................   18,768                   1,577,685
Rational Software Corp.* ...............................................    5,000                     464,687
VERITAS Software Corp.* ................................................    3,000                     339,047
                                                                                                 ------------
                                                                                                    7,916,379
                                                                                                 ------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (8.1%)
Alltel Corp. ...........................................................   25,249                   1,563,860
Broadwing, Inc.* .......................................................   18,100                     469,469
Corning, Inc. ..........................................................   14,710                   3,969,861
Global Crossing, Ltd.* .................................................   25,500                     670,969
KPN N.V.* ..............................................................   10,600                     473,665
Motorola, Inc. .........................................................   66,524                   1,933,354
Nortel Networks Corp. ..................................................   57,620                   3,932,565
Qwest Communications
  International, Inc.* .................................................    5,100                     253,406
Tellabs, Inc.* .........................................................   16,400                   1,122,375
                                                                                                 ------------
                                                                                                   14,389,524
                                                                                                 ------------
ELECTRONICS (5.0%)
Agilent Technologies, Inc.* ............................................    2,132                     157,235
Analog Devices, Inc.* ..................................................    2,800                     212,800
Flextronics International, Ltd* ........................................      300                      20,606
Intel Corp. ............................................................   48,650                   6,503,897
LSI Logic Corp.* .......................................................    3,100                     167,788
Micron Technology, Inc.* ...............................................    5,700                     501,956

EQ ADVISORS TRUST
MFS GROWTH WITH INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)


                                                 NUMBER               VALUE
                                                OF SHARES            (NOTE 1)
                                          --------------------   ---------------
National Semiconductor Corp.* .........        15,000            $    851,250
Solectron Corp.* ......................         8,500                 355,937
Texas Instruments, Inc. ...............         3,000                 206,063
                                                                 ------------
                                                                    8,977,532
                                                                 ------------
OFFICE EQUIPMENT (2.6%)
Cabletron Systems Corp.* ..............        24,400                 616,100
Compaq Computer Corp. .................        19,200                 490,800
Dell Computer Corp.* ..................        29,000               1,430,062
DST Systems, Inc.* ....................         3,095                 235,607
EMC Corp.* ............................        13,400               1,030,963
International Business Machines
  Corp. ...............................         7,200                 788,850
                                                                 ------------
                                                                    4,592,382
                                                                 ------------
OFFICE EQUIPMENT SERVICES (0.0%)
Electronic Data Systems Corp. .........           100                   4,125
                                                                 ------------
WIRELESS TELECOMMUNICATION
  SERVICES (1.4%)
Nokia OYJ (ADR) .......................        13,400                 669,163
Sprint Corp. (PCS Group)* .............        17,586               1,046,367
Vodafone AirTouch plc .................       198,170                 800,390
                                                                 ------------
                                                                    2,515,920
                                                                 ------------
  TOTAL TECHNOLOGY ....................                            48,505,142
                                                                 ------------
TOTAL COMMON STOCKS (92.6%)
  (Cost $155,189,829)..................                           165,316,752
                                                                 ------------
PREFERRED STOCKS:
CREDIT SENSITIVE (0.0%)
UTILITY--ELECTRIC (0.0%)
Houston Industries, Inc. ..............           100                  12,300
                                                                 ------------
TECHNOLOGY (0.3%)
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (0.3%)
Global Crossing, Ltd. .................         2,600                 570,050
                                                                 ------------
TOTAL PREFERRED STOCKS (0.3%)
  (Cost $660,253) .....................                               582,350
                                                                 ------------
                                                PRINCIPAL
                                                 AMOUNT
                                              -------
CONVERTIBLE BONDS:
CREDIT SENSITIVE (0.1%)
FINANCIAL SERVICES (0.1%)
Bell Atlantic Financial Services
  4.25%, 9/15/05 ......................   $    10,000                  11,775
  4.25%, 9/15/05 ......................       155,000                 188,325
                                                                 ------------
  TOTAL CREDIT SENSITIVE ..............                               200,100
                                                                 ------------
ENERGY (0.1%)
OIL--INTERNATIONAL (0.1%)
Transocean Sedco Forex, Inc.
  0.00%, 5/24/20 ......................       170,000                 102,213
                                                                 ------------
TECHNOLOGY (0.2%)
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (0.2%)
NTL, Inc.
  5.75%, 12/15/09 .....................       480,000                 376,800
                                                                 ------------
TOTAL CONVERTIBLE BONDS (0.4%)
  (Cost $762,572)......................                               679,113
                                                                 ------------



                                            PRINCIPAL          VALUE
                                              AMOUNT          (NOTE 1)
                                          -------------   ---------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.1%)
Chase Nassau
  6.26%, 7/3/00 .......................   $   86,727      $     86,727
                                                          ------------
U.S. GOVERNMENT AGENCIES (6.4%)
Federal Home Loan Bank
  (Discount Note), 7/3/00 .............   11,500,000        11,495,822
                                                          ------------
TOTAL SHORT-TERM DEBT SECURITIES (6.5%)
  (Amortized Cost $11,582,643).........                     11,582,549
                                                          ------------
TOTAL INVESTMENTS (99.8%)
  (Cost/Amortized Cost
  $168,195,297) .......................                    178,160,764
OTHER ASSETS
  LESS LIABILITIES (0.2%) .............                        284,240
                                                          ------------
NET ASSETS (100%) .....................                   $178,445,004
                                                          ============

---------------------
*     Non-income producing.

    Glossary:
    ADR--American Depositary Receipt

EQ ADVISORS TRUST
MFS GROWTH WITH INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $115,994,362
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........    54,977,475

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........   $ 17,111,311
Aggregate gross unrealized depreciation .........     (7,145,844)
                                                    ------------
Net unrealized appreciation .....................   $  9,965,467
                                                    ============
Federal income tax cost of investments ..........   $168,195,297
                                                    ============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $3,141,618, which was secured by collateral of $3,213,756.

The Portfolio had a net capital loss carryforward of $836,647 in 2007.






































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (0.7%)
CHEMICALS--SPECIALTY (0.3%)
Rohm & Haas Co. ........................................................     80,200              $  2,766,900
                                                                                                 ------------
METALS & MINING (0.2%)
Alcoa, Inc. ............................................................     62,200                 1,803,800
                                                                                                 ------------
PAPER (0.2%)
Bowater, Inc. ..........................................................     33,700                 1,487,013
                                                                                                 ------------
 TOTAL BASIC MATERIALS .................................................                            6,057,713
                                                                                                 ------------
BUSINESS SERVICES (5.7%)
PRINTING, PUBLISHING,
  BROADCASTING (3.4%)
Comcast Corp., Class A* ................................................   105,800                  4,284,900
Digimarc Corp.* ........................................................     6,340                    244,090
Infinity Broadcasting Corp.,
  Class A* .............................................................   160,875                  5,861,883
Time Warner, Inc. ......................................................    87,800                  6,672,800
Tribune Co. ............................................................   112,600                  3,941,000
Viacom, Inc., Class B* .................................................   116,875                  7,969,414
                                                                                                 ------------
                                                                                                   28,974,087
                                                                                                 ------------
PROFESSIONAL SERVICES (2.3%)
Automatic Data Processing, Inc..........................................   144,200                  7,723,713
Computer Sciences Corp.* ...............................................   125,100                  9,343,406
Fiserv, Inc.* ..........................................................    56,500                  2,443,625
                                                                                                 ------------
                                                                                                   19,510,744
                                                                                                 ------------
 TOTAL BUSINESS SERVICES ...............................................                           48,484,831
                                                                                                 ------------
CAPITAL GOODS (7.0%)
AEROSPACE (2.3%)
BAE SYSTEMS plc ........................................................   791,500                  4,932,882
Boeing Co. .............................................................   175,900                  7,354,819
General Dynamics Corp. .................................................    36,100                  1,886,225
United Technologies Corp. ..............................................    90,900                  5,351,737
                                                                                                 ------------
                                                                                                   19,525,663
                                                                                                 ------------
ELECTRICAL EQUIPMENT (3.4%)
Flextronics International Ltd.* ........................................    42,987                  2,952,670
General Electric Co. ...................................................   424,400                 22,493,200
Lam Research Corp.* ....................................................   109,100                  4,091,250
                                                                                                 ------------
                                                                                                   29,537,120
                                                                                                 ------------
MACHINERY (1.3%)
Deere & Co. ............................................................   121,700                  4,502,900
Ingersol-Rand Co. ......................................................    90,900                  3,658,725
SPX Corp.* .............................................................    21,800                  2,636,437
                                                                                                 ------------
                                                                                                   10,798,062
                                                                                                 ------------
 TOTAL CAPITAL GOODS ...................................................                           59,860,845
                                                                                                 ------------
CONSUMER CYCLICALS (3.4%)
APPAREL & TEXTILES (0.3%)
Fast Retailing Co., Ltd. ...............................................     6,000                  2,509,774
                                                                                                 ------------
PHOTO & OPTICAL (0.5%)
Bausch & Lomb, Inc. ....................................................    55,200                  4,271,100
                                                                                                 ------------
RETAIL--GENERAL (2.6%)
CVS Corp. ..............................................................   355,200                 14,208,000
Office Depot, Inc.* ....................................................   374,750                  2,342,188
Wal-Mart Stores, Inc. ..................................................   103,100                  5,941,137
                                                                                                 ------------
                                                                                                   22,491,325
                                                                                                 ------------
 TOTAL CONSUMER CYCLICALS ..............................................                           29,272,199
                                                                                                 ------------


                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
CONSUMER NON-CYCLICALS (11.7%)
BEVERAGES (0.8%)
Anheuser-Busch Cos., Inc. ..............................................    89,400               $  6,677,062
                                                                                                 ------------
CONTAINERS (0.1%)
Owens-Illinois, Inc.* ..................................................    97,600                  1,140,700
                                                                                                 ------------
DRUGS (6.5%)
American Home Products Corp.............................................   138,000                  8,107,500
AstraZeneca Group plc ..................................................    75,700                  3,532,674
Bristol-Myers Squibb Co. ...............................................   265,400                 15,459,550
Pfizer, Inc. ...........................................................   199,650                  9,583,200
Pharmacia Corp.* .......................................................   373,828                 19,322,235
                                                                                                 ------------
                                                                                                   56,005,159
                                                                                                 ------------
FOODS (0.5%)
Quaker Oats Co. ........................................................    53,000                  3,981,625
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (0.7%)
Medtronic, Inc. ........................................................   126,200                  6,286,338
                                                                                                 ------------
RETAIL--FOOD (1.7%)
Albertson's, Inc. ......................................................       882                     29,327
Safeway, Inc.* .........................................................   322,500                 14,552,812
                                                                                                 ------------
                                                                                                   14,582,139
                                                                                                 ------------
SOAPS & TOILETRIES (1.4%)
Clorox Co. .............................................................   115,700                  5,184,806
Colgate Palmolive Co. ..................................................   105,600                  6,322,800
                                                                                                 ------------
                                                                                                   11,507,606
                                                                                                 ------------
 TOTAL CONSUMER NON-CYCLICALS ..........................................                          100,180,629
                                                                                                 ------------
CREDIT SENSITIVE (12.6%)
BANKS (1.5%)
Chase Manhattan Corp. ..................................................   109,500                  5,043,844
HSBC Holdings plc ......................................................   212,600                  2,429,687
Lloyds TSB Group plc ...................................................       806                      7,608
PNC Bank Corp. .........................................................    66,900                  3,135,937
State Street Corp. .....................................................     2,700                    286,369
U.S. Bancorp ...........................................................   113,100                  2,177,175
                                                                                                 ------------
                                                                                                   13,080,620
                                                                                                 ------------
FINANCIAL SERVICES (4.6%)
Associates First Capital Corp.,
  Class A ..............................................................   214,614                  4,788,575
Capital One Financial Corp. ............................................    75,200                  3,355,800
Citigroup, Inc. ........................................................   176,150                 10,613,037
Freddie Mac ............................................................   151,200                  6,123,600
Lehman Brothers Holdings, Inc. .........................................    21,100                  1,995,269
Merrill Lynch & Co. ....................................................    43,000                  4,945,000
Morgan Stanley Dean Witter &
  Co. ..................................................................    44,100                  3,671,325
Providian Financial Corp. ..............................................    47,200                  4,248,000
                                                                                                 ------------
                                                                                                   39,740,606
                                                                                                 ------------
INSURANCE (2.5%)
AFLAC, Inc. ............................................................    35,600                  1,635,375
American International Group,
  Inc. .................................................................    79,650                  9,358,875
Hartford Financial Services Group,
  Inc. .................................................................    79,500                  4,447,031
Marsh & McLennan Cos., Inc. ............................................    29,700                  3,101,794
Metlife Inc.* ..........................................................    60,400                  1,272,175
St. Paul Cos. ..........................................................    37,300                  1,272,862
                                                                                                 ------------
                                                                                                   21,088,112
                                                                                                 ------------
UTILITY--ELECTRIC (0.7%)
AES Corp.* .............................................................   136,600                  6,232,375
                                                                                                 ------------

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                    NUMBER                VALUE
                                                                                  OF SHARES              (NOTE 1)
                                                                             -------------------   -------------------
UTILITY--TELEPHONE (3.3%)
Allegiance Telecom, Inc.* ................................................       9,800             $    627,200
Bell Atlantic Corp. ......................................................     69,200                 3,516,225
Intermedia Communications of
  Florida, Inc.* .........................................................     15,500                   461,125
Nippon Telegraph & Telephone
  Corp. ..................................................................        350                 4,649,300
Sprint Corp. (Fon Group) .................................................   173,900                  8,868,900
Worldcom, Inc.* ..........................................................   219,772                 10,082,041
                                                                                                   ------------
                                                                                                     28,204,791
                                                                                                   ------------
 TOTAL CREDIT SENSITIVE ..................................................                          108,346,504
                                                                                                   ------------
DIVERSIFIED (2.6%)
MISCELLANEOUS (2.6%)
Tyco International Ltd. ..................................................   461,472                 21,862,236
                                                                                                   ------------
ENERGY (9.3%)
COAL & GAS PIPELINES (0.3%)
Williams Cos., Inc. ......................................................    73,000                  3,043,188
                                                                                                   ------------
OIL--DOMESTIC (1.6%)
Exxon Mobil Corp. ........................................................   170,121                 13,354,498
                                                                                                   ------------
OIL--INTERNATIONAL (5.0%)
BP Amoco plc (ADR) .......................................................   210,416                 11,901,655
Conoco, Inc., Class B ....................................................   363,800                  8,935,837
Devon Energy Corp. .......................................................    29,200                  1,640,675
EOG Resources, Inc. ......................................................   105,900                  3,547,650
Global Marine, Inc.* .....................................................   257,100                  7,247,006
Royal Dutch Petroleum Co. ................................................   131,400                  8,158,922
Total Fina S.A., Class B .................................................     8,600                  1,317,348
                                                                                                   ------------
                                                                                                     42,749,093
                                                                                                   ------------
OIL--SUPPLIES & CONSTRUCTION (2.4%)
Baker Hughes, Inc. .......................................................    90,500                  2,896,000
Cooper Cameron Corp.* ....................................................     9,800                    646,800
Noble Drilling Corp.* ....................................................    99,600                  4,102,275
Santa Fe International Corp. .............................................    84,400                  2,948,725
Transocean Sedco Forex, Inc. .............................................   128,500                  6,866,719
Weatherford Intl., Inc.* .................................................    88,500                  3,523,406
                                                                                                   ------------
                                                                                                     20,983,925
                                                                                                   ------------
 TOTAL ENERGY ............................................................                           80,130,704
                                                                                                   ------------
TECHNOLOGY (42.4%)
COMPUTER HARDWARE (7.0%)
Cisco Systems, Inc.* .....................................................   439,900                 27,961,144
Hewlett Packard Co. ......................................................    70,600                  8,816,175
Sun Microsystems, Inc.* ..................................................   250,600                 22,788,937
                                                                                                   ------------
                                                                                                     59,566,256
                                                                                                   ------------
COMPUTER SOFTWARE (7.4%)
America Online, Inc.* ....................................................   128,800                  6,794,200
BEA Systems, Inc.* .......................................................    23,800                  1,176,612
BMC Software, Inc.* ......................................................    92,700                  3,382,102
Business Objects S.A. (ADR)* .............................................     6,300                    555,187
Computer Associates
  International, Inc. ....................................................    39,850                  2,039,822
E.piphany, Inc.* .........................................................    11,800                  1,264,812
i2 Technologies, Inc.* ...................................................    22,500                  2,345,977
InterWorld Corp.* ........................................................     7,100                    145,550
Intuit* ..................................................................       600                     24,825
Liberate Technologies, Inc.* .............................................    27,950                    819,284
Macromedia, Inc.* ........................................................    31,600                  3,055,325
Microsoft Corp.* .........................................................   269,900                 21,592,000
Oracle Corp.* ............................................................   147,200                 12,374,000
Rational Software Corp.* .................................................    18,900                  1,756,519


                                                                                    NUMBER                VALUE
                                                                                  OF SHARES              (NOTE 1)
                                                                             -------------------   -------------------
Selectica, Inc.* .........................................................     6,650               $    465,916
Siebel Systems, Inc.* ....................................................    10,000                  1,635,625
Trintech Group plc (ADR)* ................................................    36,350                    716,209
VERITAS Software Corp.* ..................................................    32,100                  3,627,802
                                                                                                   ------------
                                                                                                     63,771,767
                                                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (11.1%)
CIENA Corp.* .............................................................    68,200                 11,368,087
Comverse Technology, Inc.* ...............................................    74,500                  6,928,500
Corning, Inc. ............................................................    55,744                 15,043,912
FLAG Telecom Holdings Ltd.* ..............................................   123,030                  1,830,071
Global Crossing, Ltd.* ...................................................   299,200                  7,872,700
KPN N.V.* ................................................................   107,200                  4,790,279
Level 3 Communications, Inc.* ............................................    24,400                  2,147,200
Metromedia Fiber Network, Inc.
  Class A* ...............................................................   244,400                  9,699,625
Motorola, Inc. ...........................................................   269,536                  7,833,390
Nortel Networks Corp. ....................................................   267,400                 18,250,050
Qwest Communications
  International, Inc.* ...................................................   118,600                  5,892,938
Tellabs, Inc.* ...........................................................    37,500                  2,566,406
Time Warner Telecom, Inc.
  Class A* ...............................................................     6,500                    418,438
WinStar Communications, Inc.* ............................................    14,050                    475,944
                                                                                                   ------------
                                                                                                     95,117,540
                                                                                                   ------------
ELECTRONICS (11.0%)
Analog Devices, Inc.* ....................................................    58,400                  4,438,400
Ancor Communications, Inc.* ..............................................    21,875                    782,373
Atmel Corp.* .............................................................    87,400                  3,222,875
Fairchild Semiconductor
  International, Inc.* ...................................................    54,200                  2,195,100
Flextronics International, Ltd* ..........................................    36,000                  2,472,750
Hitachi Ltd. .............................................................   148,000                  2,133,308
Intel Corp. ..............................................................   266,400                 35,614,350
LSI Logic Corp.* .........................................................    62,800                  3,399,050
Micron Technology, Inc.* .................................................   134,200                 11,817,987
Novellus Systems, Inc.* ..................................................     3,900                    220,594
RadioShack Corp.* ........................................................   147,500                  6,987,813
SCI Systems, Inc.* .......................................................    18,900                    740,644
Seagate Technology, Inc.* ................................................    85,800                  4,719,000
Solectron Corp.* .........................................................    98,600                  4,128,875
Teradyne, Inc.* ..........................................................    57,500                  4,226,250
VeriSign, Inc.* ..........................................................    40,100                  7,077,650
                                                                                                   ------------
                                                                                                     94,177,019
                                                                                                   ------------
OFFICE EQUIPMENT (4.2%)
Cabletron Systems Corp.* .................................................    96,800                  2,444,200
Compaq Computer Corp. ....................................................   114,400                  2,924,350
Dell Computer Corp.* .....................................................    65,200                  3,215,175
EMC Corp.* ...............................................................   274,600                 21,127,037
International Business Machines
  Corp. ..................................................................    61,200                  6,705,225
                                                                                                   ------------
                                                                                                     36,415,987
                                                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES (1.7%)
Sprint Corp. (PCS Group)* ................................................   195,100                 11,608,450
Vodafone AirTouch plc ....................................................   699,999                  2,827,231
                                                                                                   ------------
                                                                                                     14,435,681
                                                                                                   ------------
 TOTAL TECHNOLOGY ........................................................                          363,484,250
                                                                                                   ------------
TOTAL COMMON STOCKS (95.4%)
  (Cost $692,425,262).....................................................                          817,679,911
                                                                                                   ------------

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)


                                           PRINCIPAL          VALUE
                                             AMOUNT          (NOTE 1)
                                         -------------   ---------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSITS (0.0%)
Chase Nassau
  6.26%, 7/3/00 ......................   $  364,344      $    364,344
                                                         ------------
U.S. GOVERNMENT AGENCIES (4.3%)
Federal Home Loan Bank
  (Discount Note), 7/3/00 ............   36,500,000        36,486,738
                                                         ------------
TOTAL SHORT-TERM DEBT
  SECURITIES (4.3%)
 (Amortized Cost $36,851,082).........                     36,851,082
                                                         ------------
TOTAL INVESTMENTS (99.7%)
 (Cost/Amortized Cost
  $729,276,344).......................                    854,530,993
OTHER ASSETS
  LESS LIABILITIES (0.3%) ............                      2,424,760
                                                         ------------
NET ASSETS (100%) ....................                   $856,955,753
                                                         ============

---------------------
*     Non-income producing.
    Glossary:
     ADR--American Depositary Receipt

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 2000 the portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)







                                                LOCAL
                                              CONTRACT       COST ON          U.S. $
                                               AMOUNT      ORIGINATION       CURRENT        UNREALIZED
                                               (000'S)         DATE           VALUE        DEPRECIATION
                                             ----------   -------------   -------------   -------------
FOREIGN CURRENCY SELL CONTRACTS
European Union, expiring 7/31/00 .........   2,789         $2,621,296      $2,665,719       $ (44,423)
European Union, expiring 7/31/00 .........   1,610          1,522,100       1,538,888         (16,788)
                                                                                            ---------
                                                                                            $ (61,211)
                                                                                            =========

Investment security transactions for the period ended June 30, 2000 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $477,503,878
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     389,581,113

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $ 159,865,190
Aggregate gross unrealized depreciation .........      (34,610,541)
                                                     -------------
Net unrealized appreciation .....................    $ 125,254,649
                                                     =============
Federal income tax cost of investments ..........    $ 729,276,344
                                                     =============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $51,640,059 which was secured by collateral of $52,274,820.




























                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
COMMON STOCKS:
BRAZIL (5.1%)
Cia Paranaense de Energia--
  Copel (ADR) ......................           12,200         $  113,612
Cia Vale do Rio Doce (ADR) .........           18,483            522,145
Companhia Energetica de Minas
  Gerais ( ADR) ....................           10,072            174,255
Coteminas ..........................         358,600              20,858
Coteminas (ADR)+ ...................           1,155               3,358
Embratel Participacoes S.A.
  (ADR) ............................         129,120           3,050,460
Petrobras S.A. (ADR) ...............          33,130           1,000,907
Tele Nordeste Celular (ADR) ........           2,235             154,774
Tele Norte Leste Participacoes
  S.A. (ADR) .......................          73,961           1,747,326
Telecentro Sul Participacoes S.A.
  (ADR) ............................          18,676           1,364,515
Telecular Sul (ADR) ................          17,846             807,531
Telemig Celular (ADR) ..............          11,548             825,682
Telesp Celular Participacoes S.A.
  (ADR) ............................          63,065           2,830,042
Unibanco (GDR) .....................          91,556           2,632,235
Votorantim Celulose e
  Papel SA* ........................          27,200             499,800
                                                              ----------
                                                              15,747,500
                                                              ----------
CHILE (0.2%)
CIA de Telecomunicaciones de
  Chile S.A. .......................          28,800             522,000
                                                              ----------
CHINA (1.9%)
Great Wall Technology Co., Ltd......     2,923,000             2,024,784
Guangdong Kelon Electrical
  Holdings Co. Ltd. ................       229,000               124,113
Nanjing Panda Electronics* .........     1,372,000               492,797
PetroChina Company Ltd* ............   12,901,000              2,680,985
PetroChina Company Ltd.
  (ADR)* ...........................        3,600                 75,375
Yanzhou Coal Mining Co., Ltd.
  (ADR) ............................       21,520                215,200
Zhenhai Refining and Chenical
  Co., Ltd. ........................      886,300                137,569
                                                              ----------
                                                               5,750,823
                                                              ----------
CZECH REPUBLIC (0.4%)
SPT Telecom A.S. (GDR)* ............       18,939                308,706
SPT Telecom A.S.* ..................       50,009                839,615
                                                              ----------
                                                               1,148,321
                                                              ----------
EGYPT (1.0%)
Al-Ahram Beverages Co.
  (GDR)* ...........................       13,351                222,628
Eastern Tobacco ....................        6,805                148,439
Egypt Gas Co. ......................        3,300                149,584
Egyptian Company for Mobile
  Services* ........................       74,808              2,434,560
                                                              ----------
                                                               2,955,211
                                                              ----------
GREECE (2.2%)
Hellenic Telecommunications
  (ADR) ............................      214,237              2,611,013
Hellenic Telecommunications
  Organization SA ..................      173,652              4,233,736
                                                              ----------
                                                               6,844,749
                                                              ----------


                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
HONG KONG (6.1%)
Asia Satellite Telecom Holdings.....      107,000             $  365,794
China Merchants Holdings
  International Co. Ltd. ...........      761,000                522,269
China Telecom (Hong Kong)
  Ltd.* ............................      611,000              5,388,526
China Telecom Ltd. (ADR)* ..........       20,400              3,627,375
China Unicom (ADR)* ................       12,100                257,125
China Unicom* ......................    1,530,000              3,248,220
Citic Pacific Ltd. .................      206,000              1,078,161
Cosco Pacific Ltd. .................      909,000                717,125
Founder Holdings Ltd.* .............      868,000                386,928
Legend Holdings Ltd. ...............    1,313,000              1,271,650
Phoenix Satellite TV* ..............    1,063,000                147,951
SINA.com* ..........................        2,600                 66,625
TCL International ..................    3,144,000              1,149,433
Timeless Software Ltd.* ............      644,000                291,207
Yue Yuen Industrial Hldgs* .........      205,000                454,942
                                                              ----------
                                                              18,973,331
                                                              ----------
HUNGARY (0.7%)
Matav Rt. ..........................      124,215                863,395
Matav Rt. (ADR) ....................       38,030              1,309,658
                                                              ----------
                                                               2,173,053
                                                              ----------
INDIA (6.5%)
Aptech Ltd. ........................       15,900                301,245
Bharat Heavy Electricals Ltd.
  (Dematerialized) .................      183,050                547,305
Bses Limited (Dematerialzed) .......       73,000                401,377
Container Corp. of India Ltd. ......      114,800                442,231
Dabur India Ltd. ...................       12,450                182,024
Gujarat Ambuja Cements Ltd. ........      106,200                462,634
HCL Technologies Ltd.* .............       17,100                493,430
Hero Honda Motors Ltd. .............       20,927                462,831
Hindustan Lever Ltd. ...............       16,950              1,076,733
Housing Development Finance
  Corp., Ltd. (Dematerialized) .....       73,500                920,273
Indo Gulf Corp., Ltd. ..............      144,500                137,218
Infosys Technologies Ltd. ..........       36,530              6,805,993
Larsen & Toubro Ltd.
  (Dematerialized) .................       33,500                185,094
Lupin Laboratories Ltd. ............       30,000                131,893
Mahanagar Telephone Nigam
  (Dematerialized) .................      204,750                983,855
Mahanagar Telephone Nigam
  Ltd. (GDR) .......................       31,700                291,244
NIIT Ltd. ..........................       16,950                839,092
Reliance Industries (GDR) ..........       15,500                325,500
Reliance Industries Ltd.
  (Dematerialized) .................       96,750                738,680
Satyam Computer Services* ..........       33,290              2,223,534
Sterlite Industries ................       13,750                256,600
Strides Arcolab Ltd. ...............       16,500                 91,277
Tata Engineering & Locomotive.......      107,000                295,478
Tata TEA Limited
  (Dematerialized) .................       50,320                373,822
Videsh Sanchar Nigam Ltd.
  (Dematerialized) .................       13,242                358,794
Zee Telefilms Ltd.* ................       72,250                725,008
                                                              ----------
                                                              20,053,165
                                                              ----------
INDONESIA (0.6%)
Gudang Garam .......................      677,100              1,094,655

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
Indah Kiat Pulp & Paper Co.* .......   1,094,400              $  221,943
PT Semen Gresik (Persero) Tbk.......     340,400                 309,189
Telekomunikasi (ADR) ...............      48,718                 337,981
                                                              ----------
                                                               1,963,768
                                                              ----------
ISRAEL (7.2%)
Aladdin Knowledge Systems* .........      26,981                 426,637
BATM Advanced
  Communications Ltd. ..............       8,658                 755,367
BreezeCom Ltd* .....................      12,389                 538,922
Check Point Software
  Technologies* ....................      18,864               3,994,452
ECI Telecommunications .............     191,138               6,833,183
Galileo Technology Ltd.* ...........      95,917               2,062,216
Gilat Satellite Networks Ltd.* .....      27,782               1,927,376
M-Systems Flash Disk Pioneers*......       9,482                 738,411
Nice Systems Ltd. (ADR)* ...........       7,310                 564,241
Nice Systems Ltd.* .................       5,105                 397,097
Optibase Ltd.* .....................      36,121                 634,375
Orckit Communications Ltd.* ........      22,445                 673,350
RADWARE Ltd.* ......................      14,222                 376,883
Tecnomatix Technologies Ltd.* ......      26,823                 365,463
Teva Pharmaceutical Industries
  Ltd. (ADR) .......................       7,230                 400,813
TTI Team Telecom International
  Ltd.* ............................      45,406               1,634,616
Vcon Telecommunications Ltd.*.......      10,800                 113,826
                                                              ----------
                                                              22,437,228
                                                              ----------
KOREA (21.0%)
39Shopping Corp ....................      12,430                 406,892
Cheil Communications Inc ...........      13,530               1,765,534
Cheil Jedang Corp. .................       1,606                  73,601
Communication Network
  Interface, Inc.* .................      61,690                 340,256
Daou Technology, Inc.* .............         182                   1,763
Dreamline Co., Ltd* ................       2,185                  60,160
Hana Bank ..........................      23,740                 147,972
Hanvit Bank ........................     197,840                 505,678
Hanvit Bank (GDR)*+ ................      93,830                 469,150
Housing & Commercial Bank ..........      40,420                 946,133
Humax Co., Ltd.* ...................      71,038                 984,316
Hyundai Electronics Industries
  Co.* .............................      84,700               1,671,173
Hyundai Securities Co.* ............         673                   6,698
Kookmin Bank* ......................      72,880                 928,137
Korea Electric Power ...............      53,390               1,656,729
Korea Electric Power Corp.
  (ADR) ............................      40,419                 745,225
Korea Technology Banking Co. .......      40,710                 438,125
Korea Telecom Corp. ................     105,760               9,314,259
Korea Telecom Corp. SP (ADR)........      81,900               3,961,913
Korea Telecom Freetel* .............      10,460                 697,005
LG Electronics .....................      23,240                 650,289
LG Home Shopping, Inc.* ............       8,870                 843,228
LG Information &
  Communication Ltd. ...............      10,470                 588,748
LG Securities Co. ..................      49,740                 646,829
Locus Corp.* .......................       2,920                 236,999
Pantech Co., Ltd. ..................      24,231                 186,455
Pohang Iron & Steel Co., Ltd. ......       3,290                 287,501
Samsung Electro-Mechanics Co........      43,623               2,734,690
Samsung Electronics Co. (Foreign)         69,565              23,021,443
Samsung Securities Co., Ltd. .......      39,660                 871,433


                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
Shinhan Bank Co., Ltd. .............      65,350              $  615,390
SK Telecom Co. Ltd. (ADR) ..........      26,130                 948,846
SK Telecom Co., Ltd. ...............      19,760               6,468,375
SK Telecom* ........................       2,400                 785,633
Telson Electronics Co., Ltd. .......      56,802                 603,667
Telson Electronics Co., Ltd.* ......      14,130                 150,167
Tongyang Confectionery Co. .........      12,580                 273,595
Trigem Computer, Inc.* .............       2,240                  44,899
                                                              ----------
                                                              65,078,906
                                                              ----------
MALAYSIA (2.0%)
British American Tobacco Bhd. ......     118,000                 962,632
Commerce Asset Holding Bhd. ........     112,000                 324,211
Digi.Com Berhad* ...................     222,000                 406,026
Malayan Banking Bhd. ...............     287,000               1,163,105
Malaysian Pacific Industries Bhd.         62,000                 636,316
Public Bank Bhd.* ..................     621,000                 571,974
Resorts World Bhd. .................     170,000                 465,263
Telekom Malaysia Bhd. ..............     359,000               1,237,605
Tenaga Nasional Bhd. ...............     180,000                 587,368
                                                              ----------
                                                               6,354,500
                                                              ----------
MEXICO (9.4%)
Alfa S.A. ..........................     226,267                 517,300
Cemex S.A. (ADR) ...................      52,846               1,235,277
Cemex S.A. (CPO) ...................     281,847               1,321,672
Cifra S.A., Class B (ADR)* .........      15,050                 353,193
Cifra S.A., Series V* ..............     392,406                 921,057
Fomento Economico Mexicano
  S.A. (ADR)* ......................      31,133               1,340,665
Fomento Economico Mexicano
  S.A.* ............................     328,546               1,402,117
Grupo Carso, S.A., Class A1* .......     299,177               1,060,944
Grupo Financiero Banamex* ..........     460,859               1,938,684
Grupo Financiero Bancomer
  (ADR)+ ...........................      23,989                 243,711
Grupo Financiero Bancomer* .........   1,420,275                 721,574
Grupo Modelo S.A., Class C .........      52,300                 117,179
Grupo Sanborns S.A.* ...............      10,750                  17,258
Grupo Televisa S.A. (GDR)* .........      71,703               4,943,026
Kimberly Clark de Mexico S.A.,
  Class A ..........................     216,327                 615,471
Telefonos de Mexico S.A.,
  Class L (ADR) ....................     213,520              12,197,330
Wal-Mart de Mexico S.A.,
  Series C* ........................     143,110                 330,092
                                                              ----------
                                                              29,276,550
                                                              ----------
POLAND (0.9%)
Elektrim S.A.* .....................      33,548                 385,219
Polski Koncern Naftowy Orlen
  S.A.+ ............................       9,114                  87,899
Telekomunikacja Polska S.A.
  (GDR) ............................     366,937               2,441,966
                                                              ----------
                                                               2,915,084
                                                              ----------
RUSSIA (3.2%)
Lukoil Holding (ADR) ...............      63,950               3,269,124
RAO Unified Energy Systems
  (GDR)* ...........................      60,590                 696,785
Rostelecom (ADR) ...................      31,970                 435,591
Surgutneftegaz (ADR)* ..............     296,005               3,944,267
Unified Energy System (ADR) ........     124,753               1,434,659

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                NUMBER                VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   -----------------
Vimpel Communications
  (ADR)* .............................                   280    $      6,195
                                                                ------------
                                                                   9,786,621
                                                                ------------
SOUTH AFRICA (3.8%)
Anglo American Platinum Corp.
  Ltd. ...............................             40,709          1,174,102
Bidvest Group Ltd. ...................           120,231             830,526
BOE Corp., Ltd. ......................           699,819               1,033
BOE, Ltd. ............................           272,578             154,897
De Beers Centenary AG ................            22,937             558,613
De Beers Consolidated Mines
  (ADR) ..............................             1,830              44,492
Dimension Data Holdings Ltd.*.........           142,301           1,178,315
Ellerine Holdings Ltd. ...............            87,010             373,725
Impala Platinum Holdings Ltd. ........             7,677             285,777
Liberty Life Association of
  Africa .............................            20,690             196,975
M-Cell Ltd. ..........................           408,370           1,980,067
Naspers Limited* .....................            35,367             294,942
Nedor Ltd.* ..........................            48,482           1,019,016
New Africa Investments Ltd.,
  Class N* ...........................           740,650             189,125
Rembrandt Group Ltd. .................           164,564           1,554,553
RMB Holdings Ltd.* ...................             5,660               8,438
Sappi Ltd. ...........................            46,040             346,574
Sasol Ltd. ...........................           218,850           1,469,768
                                                                ------------
                                                                  11,660,938
                                                                ------------
TAIWAN (13.4%)
Accton Technology Corp.* .............           521,400           1,162,438
Acer Peripherals, Inc. (GDR)* ........             3,000              86,100
Acer Peripherals, Inc.* ..............           598,867           1,695,734
Advanced Semiconductor
  Engineering, Inc. (GDR)* ...........             1,700              28,900
Advanced Semiconductor
  Engineering, Inc. (GDR)* ...........           331,696           1,014,790
Advantech Co Ltd .....................            62,400             331,040
Ambit Microsystems Corp.* ............            73,000             724,654
ASE Test Ltd.* .......................            25,800             759,488
Asustek Computer, Inc.* ..............           317,081           2,621,273
ChinaTrust Commercial Bank* ..........           513,040             445,831
Compal Electronics, Inc. .............           107,100             263,175
D-Link Corp. .........................           487,600           1,142,627
Delta Electronic Industrial* .........           273,000           1,292,807
Dialer and Business* .................           300,000             566,314
Far Eastern Textile Ltd (GDR).*.......             4,200              52,500
Far Eastern Textiles Ltd. ............           696,340             865,751
Far Eastern Textiles Ltd.
  (GDR)*+ ............................             2,700              33,750
Faraday Technology Corp.* ............            20,000             220,667
GigaMedia Ltd.* ......................             9,400             113,975
Hon Hai Precision Industry Co.,
  Ltd. (GDR)*+ .......................            20,400             489,600
Hon Hai Precision Industry Co.,
  Ltd.* ..............................           326,000           2,949,650
International Commercial Bank
  China ..............................           504,200             426,662
Macronix International* ..............           332,310             832,803
Microelectronics Technology* .........            77,400             256,950
President Chain Store Corp. ..........           313,000           1,171,522
ProMos Technologies, Inc.* ...........           100,000             405,208
Ritek Corp. (GDR)+ ...................            40,590             324,205


                                                NUMBER                VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   -----------------
Ritek Corp.* .........................            51,150        $    204,767
Siliconware Precision Industries*.....           455,370           1,022,637
Taishin International Bank* ..........           273,648             175,455
Taiwan Semiconductor
  Manufacturing Co. (ADR)* ...........             3,220             124,775
Taiwan Semiconductor
  Manufacturing Co.* .................       2,137,037            10,154,837
United Microelectronics
  (Dematerialized) ...................       2,269,400             6,315,173
Universal Scientific Industrial
  Co., Ltd.* .........................         312,200               762,083
Winbond Electronics Corp.* ...........         679,430             1,968,080
Wyse Technology Taiwan Ltd.* .........         250,000               447,518
Zinwell Corp.* .......................          43,000               212,726
                                                                ------------
                                                                  41,666,465
                                                                ------------
THAILAND (1.2%)
Advanced Information Service
  PLC (Foreign)* .....................         122,200             1,522,236
BEC World PLC (Foreign) ..............          83,000               495,775
Delta Electronics PCL
  (Foreign)* .........................         110,136               775,942
Shinawatra Computer Co.
  (Foreign)* .........................          96,000               504,812
Thai Farmers Bank PCL
  (Foreign)* .........................         343,500               289,356
Total Access Communication* ..........          28,800               115,776
                                                                ------------
                                                                   3,703,897
                                                                ------------
TURKEY (4.1%)
Alcatel Telekomunikasyon* ............       1,623,847               353,326
Dogan Sirketler Grubu Holdings........     56,118,000              1,356,720
Dogan Yayin Holdings* ................     33,671,000                569,826
Ege Biracilik ........................     18,242,000              1,190,760
Erciyas Biracilik ve Malt Sanayii
  A.S.* ..............................      2,766,512                129,308
Garanti Bankasi A.S.* ................   104,643,000               1,264,935
Netas Telekomunik A.S. ...............     3,936,000                 437,724
Vestel Elektronik Sanayi Ve
  Ticaret A.S.* ......................     7,836,062               2,368,077
Yapi ve Kredi Bankasi (GDR)* .........         7,315                  73,516
Yapi ve Kredi Bankasi A.S.* ..........   458,536,266               5,099,405
                                                                ------------
                                                                  12,843,597
                                                                ------------
UNITED STATES (1.6%)
Amdocs Ltd.* .........................        11,846                 909,181
Asiainfo Holdings, Inc.* .............           250                  11,172
Comverse Technology, Inc.* ...........        10,355                 963,015
DSP Group, Inc.* .....................        23,972               1,342,432
MIH Ltd* .............................         8,618                 258,809
Rediff.Com India Ltd.* ...............        31,300                 438,200
Zoran Corp.* .........................        16,577               1,093,046
                                                                ------------
                                                                   5,015,855
                                                                ------------
TOTAL COMMON STOCKS: (92.5%)
  (Cost $280,423,827) ................                           286,871,562
                                                                ------------
RIGHTS:
BRAZIL (0.0%)
Tele Norte Leste Participacoes
  S.A.* ..............................     3,223,944                      18
Tele Norte Leste Participacoes
  S.A.* ..............................     3,223,944                      18

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)


                                             NUMBER          VALUE
                                           OF SHARES        (NOTE 1)
                                         -------------   -------------
Telemig Celular S.A.* ................        69,100      $        --
                                                          -----------
TOTAL RIGHTS: (0.0%)
  (Cost $0) ..........................                             36
                                                          -----------
PREFERRED STOCKS:
BRAZIL (3.6%)
Celular CRT Participacoes SA .........     5,329,239        2,334,405
Companhia Energetica de Minas
  Gerais .............................    20,580,981          359,468
Companhia Vale do Rio Doce,
  Class A ............................        61,171        1,726,423
CRT, Class A .........................     3,866,759        1,307,859
Embratel Participacoes ...............    50,808,000        1,214,208
Lojas Arapua S.A. ....................     1,248,000
Petrobras S.A. .......................        36,589        1,105,684
Tele Celular Sul S.A. ................    40,533,820          195,533
Tele Centro Sul S.A. .................    70,555,990        1,021,076
Tele Nordeste Celular S.A. ...........    19,986,220           74,249
Tele Norte Leste S.A. ................    13,365,944          313,120
Telebras S.A. (ADR) ..................         2,100          203,962
Telemig Celular S.A. .................    66,634,220          239,787
Telesp Celular S.A. ..................    55,871,674        1,009,934
                                                          -----------
                                                           11,105,708
                                                          -----------
RUSSIA (0.1%)
Lukoil-Holding* ......................        14,300          287,716
Surgutneftegaz* ......................         6,000           79,950
                                                          -----------
                                                              367,666
                                                          -----------


                                                 VALUE
                                               (NOTE 1)
                                            --------------
TOTAL PREFERRED STOCKS: (3.7%)
  (Cost $8,437,370) ...............          $ 11,473,374
                                             ------------
TOTAL INVESTMENTS (96.2%)
  (Cost $288,861,197) .............           298,344,972
OTHER ASSETS
  LESS LIABILITIES (3.8%) .........            11,788,012
                                             ------------
NET ASSETS (100%) .................          $310,132,984
                                             ============


MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments
Basic Materials .................................                  1.8%
Business Services ...............................                  4.1
Capital Goods ...................................                  2.2
Consumer Cyclicals ..............................                  2.2
Consumer Non-Cyclicals ..........................                  2.9
Credit Sensitive ................................                 15.1
Diversified .....................................                  4.5
Energy ..........................................                  4.3
Technology
  Computer Hardware .............................       1.9
  Computer Software .............................       4.1
  Diversified Telecommunications Services .......      22.6
  Electronics ...................................      20.6
  Office Equipment Services .....................       5.5
  Telecommunications ............................       8.2       62.9
                                                       ----      -----
                                                                 100.0%
                                                                 =====

----------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2000, these securities amounted to $1,651,673 or .53% of net assets.

  Glossary:
  ADR--American Depositary Receipt
  CPO--Certificate of Participation
  GDR--Global Depositary Receipt
  Dematerialized--Securities changed from paper to electronic format.

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $266,858,041
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     126,979,716

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  33,098,189
Aggregate gross unrealized depreciation .........      (23,614,414)
                                                     -------------
Net unrealized appreciation .....................    $   9,483,775
                                                     =============
Federal income tax cost of investments ..........    $ 288,861,197
                                                     =============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $1,332,630 which was secured by collateral of $1,448,750.

For the period from January 1, 2000 to June 30, 2000, the Portfolio incurred approximately $2,565 and $26,102 as brokerage commissions with Morgan Stanley & Co., Inc. and Donaldson, Lufkin & Jenrette respectively, both affiliated broker/dealers.





































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                NUMBER               VALUE
                                               OF SHARES            (NOTE 1)
                                          ------------------   -----------------
COMMON STOCKS:
BASIC MATERIALS (2.0%)
CHEMICALS (0.7%)
Dow Chemical Co. ......................     5,850              $   176,597
Du Pont (E.I.) de Nemours & Co. .......   11,461                   501,419
                                                               -----------
                                                                   678,016
                                                               -----------
CHEMICALS--SPECIALTY (0.6%)
Engelhard Corp. .......................   16,200                   276,412
PPG Industries, Inc. ..................    6,000                   265,875
                                                               -----------
                                                                   542,287
                                                               -----------
METALS & MINING (0.4%)
Minnesota Mining & Manufacturing
  Co. .................................    4,300                   354,750
                                                               -----------
PAPER (0.3%)
Mead Corp. ............................   13,300                   335,825
                                                               -----------
 TOTAL BASIC MATERIALS ................                          1,910,878
                                                               -----------
BUSINESS SERVICES (1.2%)
ENVIRONMENTAL CONTROL (0.5%)
Waste Management, Inc. ................   23,800                   452,200
                                                               -----------
PRINTING, PUBLISHING,
  BROADCASTING (0.7%)
McGraw Hill Cos., Inc. ................    8,000                   432,000
Tribune Co. ...........................    8,000                   280,000
                                                               -----------
                                                                   712,000
                                                               -----------
 TOTAL BUSINESS SERVICES ..............                          1,164,200
                                                               -----------
CAPITAL GOODS (4.1%)
AEROSPACE (1.2%)
Boeing Co. ............................   15,800                   660,637
Honeywell International, Inc. .........    6,000                   202,125
Lockheed Martin Corp. .................   13,100                   325,044
                                                               -----------
                                                                 1,187,806
                                                               -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.6%)
Weyerhaeuser Co. ......................   12,700                   546,100
                                                               -----------
ELECTRICAL EQUIPMENT (1.2%)
Eaton Corp. ...........................    5,500                   368,500
Emerson Electric Co. ..................   12,600                   760,725
                                                               -----------
                                                                 1,129,225
                                                               -----------
MACHINERY (1.1%)
Caterpillar, Inc. .....................    4,000                   135,500
Dover Corp. ...........................    6,400                   259,600
Illinois Tool Works, Inc. .............    8,800                   501,600
W.W. Grainger, Inc. ...................    5,800                   178,713
                                                               -----------
                                                                 1,075,413
                                                               -----------
 TOTAL CAPITAL GOODS ..................                          3,938,544
                                                               -----------
CONSUMER CYCLICALS (4.6%)
APPAREL & TEXTILES (0.3%)
Shaw Industries, Inc. .................   22,732                   284,150
                                                               -----------
AUTOS & TRUCKS (0.7%)
Ford Motor Co. ........................    9,400                   404,200
General Motors Corp. ..................    4,486                   260,468
Visteon Corp.* ........................    1,231                    14,926
                                                               -----------
                                                                   679,594
                                                               -----------


                                                NUMBER               VALUE
                                               OF SHARES            (NOTE 1)
                                          ------------------   -----------------
FOOD SERVICES, LODGING (0.6%)
Starwood Hotels & Resorts
  Worldwide, Inc. .....................   18,000               $   581,625
                                                               -----------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.3%)
Fortune Brands, Inc. ..................   14,000                   322,875
                                                               -----------
LEISURE RELATED (0.6%)
Hasbro, Inc. ..........................    9,500                   143,094
Walt Disney Co. .......................   12,100                   469,631
                                                               -----------
                                                                   612,725
                                                               -----------
PHOTO & OPTICAL (0.5%)
Eastman Kodak Co. .....................    7,300                   434,350
                                                               -----------
RETAIL--GENERAL (1.6%)
CVS Corp. .............................    8,100                   324,000
Federated Department Stores, Inc.*.....   15,400                   519,750
K-Mart Corp.* .........................   26,200                   178,488
Sears Roebuck & Co. ...................    8,800                   287,100
Staples, Inc.* ........................   12,900                   198,337
                                                               -----------
                                                                 1,507,675
                                                               -----------
 TOTAL CONSUMER CYCLICALS .............                          4,422,994
                                                               -----------
CONSUMER NON-CYCLICALS (13.6%)
BEVERAGES (1.2%)
Anheuser-Busch Cos., Inc. .............    4,100                   306,219
Coca-Cola Co. .........................    6,200                   356,112
Diageo plc (ADR) ......................    8,600                   305,838
Pepsi Bottling Group, Inc. ............    7,500                   218,906
                                                               -----------
                                                                 1,187,075
                                                               -----------
CONTAINERS (0.2%)
Owens-Illinois, Inc.* .................   14,800                   172,975
                                                               -----------
DRUGS (5.1%)
Abbott Laboratories ...................   22,200                   989,288
Bristol-Myers Squibb Co. ..............   20,400                 1,188,300
Merck & Co., Inc. .....................   15,200                 1,164,700
Pharmacia Corp.* ......................   16,470                   851,293
Schering-Plough Corp. .................   13,900                   701,950
                                                               -----------
                                                                 4,895,531
                                                               -----------
FOODS (1.8%)
Archer Daniels Midland Co. ............   15,500                   152,094
General Mills, Inc. ...................   12,400                   474,300
H.J. Heinz Co. ........................   12,200                   533,750
Sara Lee Corp. ........................   27,700                   534,956
                                                               -----------
                                                                 1,695,100
                                                               -----------
HOSPITAL SUPPLIES & SERVICES (1.6%)
Baxter International, Inc. ............    9,700                   682,031
HCA--The Healthcare Corp.* ............   13,400                   407,025
Healthsouth Corp.* ....................   25,400                   182,563
Mallinckrodt, Inc. ....................    5,400                   234,562
                                                               -----------
                                                                 1,506,181
                                                               -----------
RETAIL--FOOD (0.8%)
Albertson's, Inc. .....................    8,300                   275,975
SYSCO Corp. ...........................   12,900                   543,413
                                                               -----------
                                                                   819,388
                                                               -----------

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                 NUMBER               VALUE
                                                OF SHARES            (NOTE 1)
                                           ------------------   -----------------
SOAPS & TOILETRIES (1.9%)
Johnson & Johnson ......................   13,500               $ 1,375,312
Kimberly Clark Corp. ...................    8,700                   499,163
                                                                -----------
                                                                  1,874,475
                                                                -----------
TOBACCO (1.0%)
Philip Morris Cos., Inc. ...............   37,300                   990,781
                                                                -----------
  TOTAL CONSUMER NON-CYCLICALS .........                         13,141,506
                                                                -----------
CREDIT SENSITIVE (25.4%)
BANKS (6.3%)
Bank of America Corp. ..................   19,300                   829,900
BB&T Corp. .............................   19,500                   465,562
Charter One Financial, Inc. ............   19,000                   437,000
Chase Manhattan Corp. ..................   13,050                   601,116
Comerica, Inc. .........................   14,400                   646,200
Firstar Corp. ..........................   17,400                   366,488
FleetBoston Financial Corp. ............   17,500                   595,000
PNC Bank Corp. .........................   11,100                   520,312
Synovus Financial Corp. ................   16,016                   282,282
U.S. Bancorp ...........................   17,100                   329,175
Washington Mutual, Inc. ................   10,600                   306,075
Wells Fargo Co. ........................   18,400                   713,000
                                                                -----------
                                                                  6,092,110
                                                                -----------
FINANCIAL SERVICES (4.4%)
Bear Stearns Co., Inc. .................   10,765                   448,093
Capital One Financial Corp. ............    6,800                   303,450
Centaur Funding Corp.+++ ...............      105                   108,149
Citigroup, Inc. ........................   22,500                 1,355,625
Fannie Mae .............................   15,000                   782,812
Household International, Inc. ..........   11,800                   490,438
MBNA Corp. .............................    6,600                   179,025
Mellon Financial Corp. .................   14,500                   528,344
                                                                -----------
                                                                  4,195,936
                                                                -----------
INSURANCE (4.0%)
AFLAC, Inc. ............................    6,200                   284,812
American General Corp. .................    8,000                   488,000
Aon Corp. ..............................    7,200                   223,650
Berkshire Hathaway, Inc.* ..............      400                   704,000
CIGNA Corp. ............................    5,900                   551,650
Hartford Financial Services Group,
  Inc. .................................   14,700                   822,281
Lincoln National Corp. .................    7,300                   263,713
MGIC Investment Corp. ..................    4,300                   195,650
Torchmark Corp. ........................   11,200                   276,500
                                                                -----------
                                                                  3,810,256
                                                                -----------
REAL ESTATE (0.9%)
Equity Office Properties Trust .........   12,500                   344,531
Equity Residential Property Trust ......   12,100                   556,600
                                                                -----------
                                                                    901,131
                                                                -----------
UTILITY--ELECTRIC (3.5%)
C P & L Energy, Inc. ...................   11,600                   370,475
CINergy Corp. ..........................   10,700                   272,181
Dominion Resources, Inc. ...............    5,800                   248,675
Dpl, Inc. ..............................   19,961                   437,895
Duke Energy Corp. ......................   10,800                   608,850
Entergy Corp. ..........................   18,000                   489,375
PG&E Corp. .............................   11,200                   275,800


                                                 NUMBER               VALUE
                                                OF SHARES            (NOTE 1)
                                           ------------------   -----------------
Reliant Energy, Inc. ...................    9,200               $   271,975
TXU Corp. ..............................   14,150                   417,425
                                                                -----------
                                                                  3,392,651
                                                                -----------
UTILITY--GAS (0.3%)
Sempra Energy ..........................   15,420                   262,140
                                                                -----------
UTILITY--TELEPHONE (6.0%)
AT&T Corp. .............................   21,800                   689,425
Bell Atlantic Corp. ....................   19,400                   985,763
BellSouth Corp. ........................   21,400                   912,175
GTE Corp. ..............................   13,800                   859,050
SBC Communications, Inc. ...............   40,300                 1,742,975
Sprint Corp. (FON Group) ...............   12,600                   642,600
                                                                -----------
                                                                  5,831,988
                                                                -----------
 TOTAL CREDIT SENSITIVE ................                         24,486,212
                                                                -----------
DIVERSIFIED (0.4%)
MISCELLANEOUS (0.4%)
Tyco International Ltd. ................    7,300                   345,838
                                                                -----------
ENERGY (7.2%)
COAL & GAS PIPELINES (0.4%)
Williams Cos., Inc. ....................    8,900                   371,019
                                                                -----------
OIL--DOMESTIC (2.6%)
Exxon Mobil Corp. ......................   28,930                 2,271,005
Tosco Corp. ............................    7,700                   218,006
                                                                -----------
                                                                  2,489,011
                                                                -----------
OIL--INTERNATIONAL (3.2%)
BP Amoco plc (ADR) .....................   12,200                   690,063
Conoco, Inc., Class A ..................   13,800                   303,600
Conoco, Inc., Class B ..................   13,264                   325,797
Royal Dutch Petroleum Co. (New
  York Shares) .........................   22,800                 1,403,625
Union Pacific Resources Group, Inc......   17,000                   374,000
                                                                -----------
                                                                  3,097,085
                                                                -----------
OIL--SUPPLIES & CONSTRUCTION (0.6%)
Schlumberger Ltd. ......................    2,900                   216,413
Transocean Sedco Forex, Inc. ...........    7,400                   395,437
                                                                -----------
                                                                    611,850
                                                                -----------
RAILROADS (0.4%)
CSX Corp. ..............................    4,300                    91,106
Union Pacific Corp. ....................    8,400                   312,375
                                                                -----------
                                                                    403,481
                                                                -----------
 TOTAL ENERGY ..........................                          6,972,446
                                                                -----------
TECHNOLOGY (5.3%)
COMPUTER HARDWARE (1.5%)
Gateway, Inc.* .........................    3,300                   187,275
Hewlett Packard Co. ....................   10,000                 1,248,750
                                                                -----------
                                                                  1,436,025
                                                                -----------
COMPUTER SOFTWARE (0.6%)
Computer Associates International,
  Inc. .................................   11,100                   568,181
                                                                -----------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (1.2%)
Alltel Corp. ...........................   10,850                   672,022
General Motors Corp., Class H* .........    1,504                   131,976
Motorola, Inc. .........................   13,600                   395,250
                                                                -----------
                                                                  1,199,248
                                                                -----------

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)


                                             NUMBER          VALUE
                                           OF SHARES       (NOTE 1)
                                          -----------   --------------
OFFICE EQUIPMENT (1.6%)
International Business Machines
  Corp. ...............................   12,300        $ 1,347,651
Xerox Corp. ...........................   12,000            249,000
                                                        -----------
                                                          1,596,651
                                                        -----------
OFFICE EQUIPMENT SERVICES (0.4%)
Electronic Data Systems Corp. .........   8,600             354,750
                                                        -----------
 TOTAL TECHNOLOGY .....................                   5,154,855
                                                        -----------
TOTAL COMMON STOCKS (63.8%)
 (Cost $62,823,667) ...................                  61,537,473
                                                        -----------
PREFERRED STOCKS:
CREDIT SENSITIVE (0.0%)
FINANCIAL SERVICES (0.0%)
Webster Capital Corp.
   (Cost $39,974) .....................      50              39,401
                                                        -----------


                                           PRINCIPAL
                                             AMOUNT
                                         -------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (0.7%)
CHEMICALS (0.3%)
Lyondell Chemical Co
  9.625%, 5/1/07 .....................   $  260,000          256,100
                                                         -----------
CHEMICALS--SPECIALTY (0.0%)
IMC Global, Inc.
  7.40%, 11/1/02 .....................       35,000       34,566
                                                         -----------
METALS & MINING (0.1%)
AK Steel Corp.
  7.875%, 2/15/09 ....................      110,000       97,625
                                                         -----------
PAPER (0.3%)
Abitibi-Consolidated, Inc.
  8.50%, 8/1/29 ......................      165,000      155,303
Georgia Pacific Corp.
  7.75%, 11/15/29 ....................      100,000       90,105
Norampac Inc.
  9.50%, 2/1/08 ......................       50,000       48,250
                                                         -----------
                                                         293,658
                                                         -----------
 TOTAL BASIC MATERIALS ...............                   681,949
                                                         -----------
BUSINESS SERVICES (1.0%)
ENVIRONMENTAL CONTROL (0.2%)
Allied Waste North America
  Series B#,
  7.875%, 1/1/09 .....................      155,000      132,137
Waste Management, Inc.
  (Step Bond) 7.70%, 10/1/02 .........       50,000       48,474
                                                         -----------
                                                         180,611
                                                         -----------
PRINTING, PUBLISHING,
  BROADCASTING (0.7%)
News America Holdings, Inc.
  7.75%, 12/1/45 .....................      325,000      282,293
Time Warner, Inc.
  8.375%, 8/15/33 ....................      280,000      284,418
Walt Disney Co.
  5.62%, 12/1/08 .....................       50,000       44,314
                                                         -----------
                                                         611,025
                                                         -----------


                                       PRINCIPAL          VALUE
                                         AMOUNT         (NOTE 1)
                                     -------------   --------------
TRUCKING, SHIPPING (0.1%)
Federal Express Corp.
  Series 98-1A#
  6.72%, 1/15/22 .................   $  132,358      $   120,754
                                                     -----------
 TOTAL BUSINESS SERVICES .........                       912,390
                                                     -----------
CAPITAL GOODS (1.4%)
AEROSPACE (1.1%)
Boeing Co.
  6.625%, 2/15/38 ................      250,000          214,750
Litton Industries, Inc.
  8.00%, 10/15/09 ................      145,000          145,400
Lockheed Martin Corp.
  7.45%, 6/15/04 .................      310,000          307,626
  8.50%, 12/1/29 .................      150,000          152,739
Raytheon Co.
  6.40%, 12/15/18 ................      320,000          265,097
                                                     -----------
                                                       1,085,612
                                                     -----------
BUILDING & CONSTRUCTION (0.0%)
Lennar Corp.
  9.95%, 5/1/10+++ ...............       20,000           19,700
                                                     -----------
BUILDING MATERIALS & FOREST PRODUCTS (0.1%)
D.R. Horton, Inc.
  8.00%, 2/1/09 ..................       55,000           47,850
                                                     -----------
ELECTRICAL EQUIPMENT (0.2%)
DPL, Inc.
  8.25%, 3/1/07+++ ...............      165,000          164,480
                                                     -----------
MACHINERY (0.0%)
Sequa Corp.
  9.00%, 8/1/09 ..................       40,000           38,400
                                                     -----------
 TOTAL CAPITAL GOODS .............                     1,356,042
                                                     -----------
CONSUMER CYCLICALS (1.6%)
AIRLINES (0.6%)
Air 2 US
  8.027%, 10/1/20+++ .............       69,995           69,331
Atlas Air Inc., Series 99-1A#,
  7.20%, 1/2/19 ..................      113,694          105,521
Continental Airlines, Inc.
  Series 97, Class 4C,
  6.80%, 7/2/07 ..................       51,882           49,316
 Series 98, Class 1C,
  6.541%, 3/15/08 ................       35,971           33,909
 Series 98, Class 2A,
  6.32%, 11/1/08 .................      110,000           99,372
Delta Air Lines
  8.30%, 12/15/29 ................      150,000          131,558
Northwest Airlines, Inc.
  8.70%, 3/15/07 .................       50,000           44,965
  7.875%, 3/15/08 ................       10,000            8,828
 Series 99-1A,
  6.81%, 2/1/20 ..................       73,875           66,991
                                                     -----------
                                                         609,791
                                                     -----------
AUTO RELATED (0.3%)
Delphi Automotive Systems Corp.
  7.125%, 5/1/29 .................      185,000          158,754
Federal--Mogul Corp.
  7.50%, 1/15/09 .................      125,000           85,732
                                                     -----------
                                                         244,486
                                                     -----------

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                PRINCIPAL              VALUE
                                                 AMOUNT               (NOTE 1)
                                          --------------------   -----------------
AUTOS & TRUCKS (0.2%)
DaimlerChrysler NA Series B,
  7.45%, 2/1/97 .......................        $   40,000        $    36,750
Ford Motor Co.
  7.40%, 11/1/46 ......................            45,000             40,728
Hertz Corp.
  6.50%, 5/15/06 ......................           115,000            107,989
                                                                 -----------
                                                                     185,467
                                                                 -----------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.1%)
Newell Co. Series A,
  6.35%, 7/15/08 ......................           125,000            114,844
                                                                 -----------
RETAIL--GENERAL (0.4%)
Federated Department Stores, Inc.
  6.30%, 4/1/09 .......................            75,000             66,651
Saks, Inc.
  8.25%, 11/15/08 .....................           110,000             97,492
Sears Roebuck Acceptance Corp.
  6.875%, 10/15/17 ....................           105,000             90,126
  6.50%, 12/1/28 ......................           140,000            110,503
                                                                 -----------
                                                                     364,772
                                                                 -----------
 TOTAL CONSUMER CYCLICALS .............                            1,519,360
                                                                 -----------
CONSUMER NON-CYCLICALS (1.3%)
CONTAINERS (0.1%)
Ball Corp.
  7.75%, 8/1/06 .......................           100,000             93,500
                                                                 -----------
HOSPITAL SUPPLIES & SERVICES (0.5%)
Columbia/HCA Healthcare
  6.63%, 7/15/45 ......................           235,000            224,463
Omega Healthcare Investors, Inc.
  6.95%, 6/15/02 ......................            65,000             54,079
Tenet Healthcare Corp. Sr. Sub. Notes
  8.625%, 1/15/07 .....................           260,000            248,300
                                                                 -----------
                                                                     526,842
                                                                 -----------
RETAIL--FOODS (0.2%)
Pepsi Bottling Group, Inc. Series B,
  7.00%, 3/1/29 .......................           210,000            188,410
                                                                 -----------
TOBACCO (0.5%)
Imperial Tobacco Group
  7.125%, 4/1/09 ......................           130,000            115,628
Philip Morris Cos., Inc.
  7.25%, 1/15/03 ......................           340,000            332,406
  7.125%, 10/1/04 .....................            10,000              9,590
                                                                 -----------
                                                                     457,624
                                                                 -----------
 TOTAL CONSUMER NON-CYCLICALS .........                            1,266,376
                                                                 -----------
CREDIT SENSITIVE (19.3%)
ASSET BACKED (0.1%)
Abbey National Capital Trust
  8.96%, 12/29/49 .....................           125,000            124,134
                                                                 -----------
BANKS (1.9%)
Bank of America Corp.
  5.875%, 2/15/09 .....................           200,000            176,110
Bank United Corp.
  8.875%, 5/1/07 ......................            29,000             25,923
  Series A,
  8.00%, 3/15/09 ......................           130,000            113,264


                                                PRINCIPAL              VALUE
                                                 AMOUNT               (NOTE 1)
                                          --------------------   -----------------
Citicorp Series F,
  6.375%, 11/15/08 ....................        $  215,000        $   198,887
Colonial Bank
  8.00%, 3/15/09 ......................            75,000             65,930
Countrywide Home Loan Series H,
  6.25%, 4/15/09 ......................           180,000            157,377
FCB/NC Capital Trust I
  8.05%, 3/1/28 .......................            40,000             33,046
First Union Capital
  7.95%, 11/15/29 .....................           180,000            156,513
Fleet Boston Corp.
  7.375%, 12/1/09 .....................           125,000            120,279
Golden State Holdings
  7.125%, 8/1/05 ......................           110,000             98,174
Hypovereinsbank
  8.741%, 6/30/31+++ ..................           325,000            302,123
Nationsbank Corp.
  6.50%, 8/15/03 ......................            65,000             63,315
NB Capital Trust IV
  8.25%, 4/15/27 ......................           170,000            158,818
Royal Bank of Scotland Group plc
  Series 2
  8.817%, 3/31/05 .....................           105,000            108,166
Wilmington Trust Corp.
  6.625%, 5/1/08 ......................            90,000             81,102
                                                                 -----------
                                                                   1,859,027
                                                                 -----------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (2.2%)
Chase Manhattan Bank-First Union
  National Series 99-1, Class A1,
  7.134%, 7/15/07 .....................               135                134
Commercial Mortgage Acceptance
  Corp. Series 1998-C2 Class A
  15.80%, 3/15/06 .....................               250                238
CS First Boston Mortgage Securities
  Corp. Series 99-C1, Class E,
  8.18%, 9/15/09 ......................            50,000             48,713
DLJ Commercial Mortgage Corp.
  Series 98-CG1, Class A1B,
  6.11%, 12/10/07 .....................           159,192            152,102
Ford Credit Auto Owner Trust
  7.13%, 9/15/02 ......................           132,000            131,959
General Electric Capital Mortgage
  Series 98-11, Class 2A
  46.75%, 6/25/28 .....................            50,000             46,150
GGP--Homart Series 99-C1, Class F,
  8.71%, 6/10/03 +++ ..................            25,000             25,056
 Series 99-C1, Class G,
  8.96%, 6/10/03+++ ...................            25,000             25,056
GMAC Commercial Mortgage
  Securities Inc.
  6.135%, 5/15/33 .....................           565,000            517,994
LB Commercial Conduit Mortgage
  Trust Series 99-C2, Class A1,
  7.105%, 10/15/32 ....................               223                221
Lehman Manufactured Housing
  Trust Series 98-1, Class 1IO,
  0.82%, 7/15/28 ......................           250,000              6,250
Mashantucket Pequot Tribe
  Series A,
  6.57%, 9/1/13+++ ....................            90,000             81,561

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                             PRINCIPAL              VALUE
                                              AMOUNT               (NOTE 1)
                                       --------------------   -----------------
Merrill Lynch Mortgage Investors,
  Inc. Series 96-C2, Class E,
  6.96%, 11/21/28 ..................        $   55,000        $    49,239
Series 98-C2, Class A1
  6.22%, 2/15/30 ...................           114,963            111,268
Morgan Stanley Capital Corp.,
  Series 98-HF1, Class A1,
  6.34%, 1/15/07 ...................           256,428            247,281
Mortgage Capital Funding, Inc.
  Series 98-MC1, Class A1,
  6.417%, 6/18/07 ..................            76,570             74,161
PNC Mortgage Acceptance Corp.
  Series 2000-C1 Class A2
  7.61%, 2/15/10 ...................           360,000            360,394
Provident Bank Home Equity Loan
  Trust, Series 99-1, Class A2,
  6.62%, 7/25/19 ...................           135,088            135,036
Residential Asset Securitization
  Trust Series 98-A12, Class A1
  48.00%, 11/25/28 .................            75,000             76,024
                                                              -----------
                                                                2,088,837
                                                              -----------
FINANCIAL SERVICES (4.0%)
Associates Corp. of North America
  8.15%, 8/1/09 ....................           290,000            291,315
  6.95%, 11/1/18 ...................            40,000             35,189
Bear Stearns Co., Inc.
  7.625%, 12/7/09 ..................           105,000            100,375
Capital One Financial Corp.
  7.25%, 12/1/03 ...................            15,000             14,646
  7.25%, 5/1/06 ....................            25,000             23,513
Commercial Mortgage Asset Trust
  6.64%, 9/17/10 ...................           420,000            396,168
Conesco Financial Corp.
  10.25%, 6/1/02 ...................            30,000             21,600
Conseco Financing Trust II
  8.70%, 11/15/26 ..................           130,000             54,600
Countrywide Home Loan Series E
  6.935%, 7/16/07 ..................            75,000             69,822
Dime Capital Trust I Series A,
  9.33%, 5/6/27 ....................           165,000            140,753
Finova Capital Corp.
  6.25%, 11/1/02 ...................            90,000             78,749
  7.25%, 11/8/04 ...................           110,000             97,134
  7.40%, 6/1/07 ....................            65,000             53,904
Ford Motor Credit Co.
  6.55%, 9/10/02 ...................            10,000              9,826
  5.80%, 1/12/09 ...................           265,000            230,547
  7.375%, 10/28/09 .................           190,000            183,829
Goldman Sachs Group, Inc.
  Series B,
  7.35%, 10/1/09 ...................           145,000            138,983
Green Tree Financial Corp.
  Series A,
  6.50%, 9/26/02 ...................            55,000             36,300
Heller Financial, Inc.
  7.375%, 11/1/09 ..................           285,000            268,201
Household Financial Corp. Series E
  5.875%, 2/1/09 ...................           220,000            191,107
KN Capital Trust III
  7.63%, 4/15/28 ...................           155,000            129,811


                                             PRINCIPAL              VALUE
                                              AMOUNT               (NOTE 1)
                                       --------------------   -----------------
Merrill Lynch & Co., Inc. Series B,
  6.13%, 4/7/03 ....................        $   40,000        $    38,635
Morgan Stanley Dean Witter Capital I
  7.57%, 1/15/10 ...................            25,000             25,004
Newcourt Credit Group
  7.125%, 12/17/03 .................            70,000             68,822
  6.875%, 2/16/05 ..................           170,000            162,517
Norwest Corp. Series J,
  6.75%, 12/15/27 ..................            40,000             34,814
PaineWebber Group, Inc. Series C,
  6.52%, 4/6/05 ....................            60,000             56,963
Principal Financial Group
  7.95%, 8/15/04+++ ................           135,000            135,190
Provident Cos., Inc.
  7.405%, 3/15/38 ..................           250,000            184,938
RBF Finance Co.
  11.375%, 3/15/09 .................           260,000            282,100
Salomon, Inc.
  6.75%, 2/15/03 ...................            45,000             44,282
Salomon Brothers Mortgage Securities
  Series 2000-C1, Class A2,
  7.52%, 12/18/09 ..................           105,000            104,591
Sun Life Canada Capital Trust
  8.526%, 5/26/49+++ ...............           185,000            162,032
The Money Store, Inc.
  8.05%, 4/15/02 ...................            35,000             35,297
                                                              -----------
                                                                3,901,557
                                                              -----------
FOREIGN GOVERNMENT (0.5%)
Ontario Province
  5.50%, 10/1/08 ...................           315,000            282,357
Province of Quebec
  7.50%, 7/15/02 ...................            50,000             50,203
  5.75%, 2/15/09 ...................           185,000            165,658
                                                              -----------
                                                                  498,218
                                                              -----------
INSURANCE (0.6%)
American General Finance Corp.
  Series D,
  5.70%, 2/7/01 ....................            50,000             49,561
  8.125%, 3/15/46+++ ...............           310,000            291,647
Hartford Life, Inc.
  7.65%, 6/15/27 ...................            15,000             14,221
Intl Game Technology
  8.375%, 5/15/09 ..................            30,000             28,350
ITT Corp.
  6.75%, 11/15/05 ..................            10,000              9,045
Liberty Mutual Insurance Co.
  7.697%, 10/15/69+++ ..............            95,000             72,056
Presidential Life Insurance Co.
  7.875%, 2/15/09 ..................            65,000             58,924
Travelers Property & Casualty, Inc.
  6.75%, 4/15/01 ...................            50,000             49,850
                                                              -----------
                                                                  573,654
                                                              -----------
REAL ESTATE (0.1%)
Avalon Properties, Inc.
  6.875%, 12/15/07 .................            25,000             23,218
EOP Operating L.P.
  6.375%, 1/15/02 ..................            35,000             34,177
  6.80%, 1/15/09 ...................            25,000             22,847
                                                              -----------
                                                                   80,242
                                                              -----------

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                          PRINCIPAL              VALUE
                                           AMOUNT               (NOTE 1)
                                    --------------------   -----------------
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bond
  6.125%, 8/15/29 ...............        $  345,000        $   348,666
U.S. Treasury Notes
  6.50%, 2/15/10 ................           130,000            134,428
                                                           -----------
                                                               483,094
                                                           -----------
U.S. GOVERNMENT AGENCIES (8.6%)
Federal Home Loan Mortgage Corp.
  6.00%, 11/1/14 ................            93,041             88,160
Federal National Mortgage
  Association
  6.00%, 6/1/14 .................           165,848            155,626
  6.00%, 7/1/14 .................            94,514             89,408
  5.50%, 8/15/14 ................           262,972            243,494
  6.00%, 12/1/14 ................           191,973            181,602
  9.00%, 8/1/26 .................           101,785            104,806
  7.50%, 11/1/29 ................           550,299            542,386
  7.00%, 1/1/30 .................         1,884,812          1,819,590
  7.50%, 3/1/30 .................            80,001             78,900
  7.50%, 4/1/30 .................           634,576            625,850
  7.50%, 5/1/30 .................           424,706            418,862
TBA:
  7.50%, 6/1/30 .................            40,000             39,400
  7.00%, 7/1/30 .................         1,000,000            964,688
Government National Mortgage
  Association
  8.50%, 10/15/17 ...............            31,562             32,544
  8.50%, 11/15/17 ...............            35,446             36,548
  8.00%, 12/15/22 ...............            61,972             62,666
  7.00%, 8/15/23 ................           214,053            208,184
  7.00%, 5/15/24 ................            81,420             79,188
  8.00%, 6/15/25 ................            69,735             70,516
  8.00%, 7/15/25 ................            72,295             73,105
  8.00%, 7/15/25 ................            47,682             48,216
  7.00%, 9/15/25 ................            48,651             47,317
  7.00%, 12/15/25 ...............            45,990             44,729
  8.00%, 12/15/25 ...............           152,907            154,619
  8.00%, 7/15/26 ................            19,853             20,075
  8.00%, 10/15/26 ...............            75,055             75,896
  8.00%, 10/15/26 ...............           397,635            402,088
  7.00%, 11/15/26 ...............            23,704             23,054
  8.00%, 2/15/26 ................           999,900          1,011,097
  7.00%, 7/15/27 ................            38,376             37,324
  8.00%, 7/15/27 ................            16,527             16,712
  7.00%, 9/15/27 ................            20,269             19,713
  7.00%, 11/15/27 ...............            41,018             39,893
  7.00%, 11/15/27 ...............            59,228             57,604
  8.00%, 11/15/27 ...............            12,245             12,382
  7.00%, 2/15/28 ................            19,545             19,009
  7.00%, 3/15/28 ................            40,348             39,242
  7.00%, 4/15/28 ................            64,911             63,131
  7.00%, 5/15/28 ................           119,727            116,444
TBA:
  8.50%, 11/15/17 ...............            81,758             84,301
                                                           -----------
                                                             8,248,369
                                                           -----------
UTILITY--ELECTRIC (0.6%)
Arizona Public Service Co.
  6.75%, 11/15/06 ...............            50,000             46,994


                                          PRINCIPAL              VALUE
                                           AMOUNT               (NOTE 1)
                                    --------------------   -----------------
CalEnergy Co., Inc.
  7.63%, 10/15/07 ...............        $   60,000        $    58,647
Cilcorp, Inc.
  8.70%, 10/15/09 ...............            90,000             90,699
CMS Energy Corp.
  7.00%, 1/15/05 ................            25,000             23,017
Niagara Mohawk Power, Series G,
  7.75%, 10/1/08 ................            40,000             38,983
Public Service Electric & Gas Co.
  8.875%, 6/1/03 ................            50,000             51,689
Texas Utilities Co.
  7.46%, 1/1/15 .................            40,000             37,611
TXU Eelec Cap V
  8.175%, 1/30/37 ...............           200,000            199,727
                                                           -----------
                                                               547,367
                                                           -----------
UTILITY--GAS (0.1%)
Express Pipeline L.P.
  7.39%, 12/31/17+++ ............            19,968             17,956
Louis Dreyfus Natural Gas Corp.
  6.875%, 12/1/07 ...............            85,000             76,138
                                                           -----------
                                                                94,094
                                                           -----------
UTILITY--TELEPHONE (0.1%)
GTE Corp.
  6.46%, 4/15/08 ................            65,000             59,922
U.S. West Communications
  5.625%, 11/15/08 ..............            40,000             34,335
                                                           -----------
                                                                94,257
                                                           -----------
 TOTAL CREDIT SENSITIVE .........                           18,592,850
                                                           -----------
DIVERSIFIED (0.4%)
MISCELLANEOUS (0.4%)
Norsk Hydro A/S
  6.36%, 1/15/09 ................           120,000            109,228
Park Place Entertainment
  9.375%, 2/15/07 ...............            60,000             60,000
Tyco International Group
  Yankee Notes
  6.25%, 6/15/03 ................           200,000            190,372
  6.375%, 6/15/05 ...............            90,000             85,009
                                                           -----------
 TOTAL DIVERSIFIED ..............                              444,609
                                                           -----------
ENERGY (1.4%)
COAL & GAS PIPELINES (0.4%)
Columbia Gas Systems, Inc.
  6.61%, 11/28/02 ...............            65,000             63,952
Maritime & North
  7.70%, 11/30/19+++ ............            75,000             72,736
Sonat, Inc.
  7.625%, 7/15/11 ...............           200,000            195,487
                                                           -----------
                                                               332,175
                                                           -----------
OIL--DOMESTIC (0.4%)
Amerada Hess Corp.
  7.875%, 10/1/29 ...............           145,000            142,293
Phillips Petroleum
  8.75%, 5/25/10 ................           105,000            110,609
Pride Petroleum Services, Inc.
  9.375%, 5/1/07 ................            30,000             29,925

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                             PRINCIPAL        VALUE
                                               AMOUNT        (NOTE 1)
                                           ------------- ---------------
Union Oil Co. of California
  7.50%, 2/15/29 .........................  $  150,000    $   140,772
                                                          -----------
                                                              423,599
                                                          -----------
OIL--SUPPLIES & CONSTRUCTION (0.4%)
Parker & Parsley
  8.25%, 8/15/07 .........................      20,000         19,469
Petroleum Geo-Services
  7.50%, 3/31/07 .........................     185,000        176,287
Petroleum Geo-Services ASA
  7.125%, 3/20/28 ........................     115,000         95,139
Union Pacific Resources Group, Inc.
  7.30%, 4/15/09 .........................      40,000         38,603
                                                          -----------
                                                              329,498
                                                          -----------
RAILROADS (0.2%)
CSX Corp.
  7.95%, 5/1/27 ..........................     120,000        114,012
Norfolk Southern Railway
  6.20%, 4/15/09 .........................     130,000        116,545
                                                          -----------
                                                              230,557
                                                          -----------
 TOTAL ENERGY ............................                  1,315,829
                                                          -----------
TECHNOLOGY (1.8%)
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (1.2%)
AT&T Capital Corp. Series F,
  6.60%, 5/15/05 .........................     195,000        183,509
Global Crossing Holdings Ltd.
  9.625%, 5/15/08 ........................     180,000        174,600
Hyperion Telecommunication
  Senior Notes
  12.25%, 9/1/04 Series B ................      75,000         75,750
MCI WorldCom, Inc.
  6.40%, 8/15/05 .........................     100,000         95,192
Price Communications Wire
  9.125%, 12/15/06 .......................      90,000         90,900
Sprint Capital Corp.
  5.70%, 11/15/03 ........................      75,000         71,126
  6.125%, 11/15/08 .......................     170,000        151,474
  6.90%, 5/1/19 ..........................      50,000         44,381
  6.875%, 11/15/28 .......................      40,000         34,702
TCI Communications, Inc.
  8.75%, 8/1/15 ..........................     205,000        221,627
Williams Communications Group, Inc.
  10.875%, 10/1/09 .......................      15,000         14,662
                                                          -----------
                                                            1,157,923
                                                          -----------


                                             PRINCIPAL        VALUE
                                               AMOUNT        (NOTE 1)
                                           ------------- ---------------
ELECTRONICS (0.3%)
Amkor Technologies, Inc.
  9.25%, 5/1/06 ..........................  $   50,000    $    49,313
Fairchild Semiconductor
  10.125%, 3/15/07 .......................     260,000        262,600
                                                          -----------
                                                              311,913
                                                          -----------
OFFICE EQUIPMENT (0.2%)
IBM Corp.
  7.125%, 12/1/96 ........................     165,000        150,692
                                                          -----------
WIRELESS TELECOMMUNICATION
  SERVICES (0.1%)
Nextel Communications
  9.375%, 11/15/09 .......................     148,000        141,340
                                                          -----------
 TOTAL TECHNOLOGY ........................                  1,761,868
                                                          -----------
TOTAL LONG-TERM DEBT
  SECURITIES (28.9%)
  (Cost $29,039,343) .....................                 27,851,273
                                                          -----------
SHORT-TERM DEBT
  SECURITIES:
REPURCHASE AGREEMENT (8.2%)
Salomon Smith Barney 6.500%,
  dated 6/30/00, due 7/3/00, to be
  repurchased at $7,924,249,
  collateralized by $6,185,000 of U.S.
  Treasury Bonds, 8.875% due
  8/15/17, valued at $8,107,086. .........   7,920,000      7,920,000
                                                          -----------
TIME DEPOSIT (0.0%)
Chase Nassau
  6.26%, 7/3/00 ..........................         577            577
                                                          -----------
TOTAL SHORT-TERM DEBT
  SECURITIES (8.2%)
 (Amortized Cost $7,920,577) .............                  7,920,577
                                                          -----------
TOTAL INVESTMENTS (100.9%)
  (Cost/Amortized Cost $99,823,561).......                 97,348,724
OTHER ASSETS
  LESS LIABILITIES (--0.9%) ..............                   (824,449)
                                                          -----------
NET ASSETS (100%) ........................               $96,524,275

----------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2000, these securities amounted to
      $1,547,073 or 1.59% of net assets.
++    Illiquid securities: is not actively traded.

  Glossary:
  ADR--American Depositary Receipt
  TBA--Security is subject to delayed delivery

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........   $ 25,052,252
U.S. Government securities .............................     37,601,794
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     37,277,435
U.S. Government securities .............................     34,268,053
As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for
federal income tax purposes was as follows:
Aggregate gross unrealized appreciation ................   $  4,855,671
Aggregate gross unrealized depreciation ................     (7,330,508)
                                                           ------------
Net unrealized depreciation ............................   $ (2,474,837)
                                                           ============
Federal income tax cost of investments .................   $ 99,823,561
                                                           ============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $2,743,847 which was secured by collateral valued at $2,807,660.







































                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (2.0%)
CHEMICALS (1.0%)
Dow Chemical Co. .......................................................     75,030              $  2,264,968
Du Pont (E.I.) de Nemours &
  Co. ..................................................................     69,546                 3,042,638
                                                                                                 ------------
                                                                                                    5,307,606
                                                                                                 ------------
CHEMICALS--SPECIALTY (0.3%)
Rohm & Haas Co. ........................................................     39,500                 1,362,750
                                                                                                 ------------
METALS & MINING (0.4%)
Alcoa, Inc. ............................................................     82,840                 2,402,360
                                                                                                 ------------
PAPER (0.3%)
Boise Cascade Corp. ....................................................     53,030                 1,372,151
                                                                                                 ------------
 TOTAL BASIC MATERIALS .................................................                           10,444,867
                                                                                                 ------------
BUSINESS SERVICES (2.8%)
PRINTING, PUBLISHING,
  BROADCASTING (1.6%)
Adelphia Communications Corp.
  Class A* .............................................................     73,100                 3,426,563
Gannett Co., Inc. ......................................................     22,500                 1,345,781
Tribune Co. ............................................................   104,625                  3,661,875
                                                                                                 ------------
                                                                                                    8,434,219
                                                                                                 ------------
PROFESSIONAL SERVICES (1.2%)
Automatic Data Processing, Inc..........................................    96,200                  5,152,712
Service Corp. International ............................................   360,580                  1,149,349
                                                                                                 ------------
                                                                                                    6,302,061
                                                                                                 ------------
 TOTAL BUSINESS SERVICES ...............................................                           14,736,280
                                                                                                 ------------
CAPITAL GOODS (6.6%)
AEROSPACE (1.1%)
Boeing Co. .............................................................    80,145                  3,351,063
Honeywell International, Inc. ..........................................    37,120                  1,250,480
United Technologies Corp. ..............................................    19,840                  1,168,080
                                                                                                 ------------
                                                                                                    5,769,623
                                                                                                 ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.8%)
Lowe's Cos., Inc. ......................................................    55,100                  2,262,544
Weyerhaeuser Co. .......................................................    44,425                  1,910,275
                                                                                                 ------------
                                                                                                    4,172,819
                                                                                                 ------------
ELECTRICAL EQUIPMENT (4.3%)
Emerson Electric Co. ...................................................    78,080                  4,714,080
General Electric Co. ...................................................   296,100                 15,693,300
Rockwell International Corp. ...........................................    74,075                  2,333,362
                                                                                                 ------------
                                                                                                   22,740,742
                                                                                                 ------------
MACHINERY (0.4%)
Caterpillar, Inc. ......................................................    33,000                  1,117,875
W.W. Grainger, Inc. ....................................................    25,315                    780,018
                                                                                                 ------------
                                                                                                    1,897,893
                                                                                                 ------------
 TOTAL CAPITAL GOODS ...................................................                           34,581,077
                                                                                                 ------------
CONSUMER CYCLICALS (2.9%)
LEISURE RELATED (0.2%)
Hasbro, Inc. ...........................................................    82,200                  1,238,138
                                                                                                 ------------
PHOTO & OPTICAL (0.7%)
Bausch & Lomb, Inc. ....................................................    46,070                  3,564,666
                                                                                                 ------------


                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
RETAIL--GENERAL (2.0%)
CVS Corp. ..............................................................   129,100               $  5,164,000
Federated Department Stores,
  Inc.* ................................................................    48,705                  1,643,794
Sears Roebuck & Co. ....................................................    70,700                  2,306,587
Staples, Inc.* .........................................................    70,000                  1,076,250
                                                                                                 ------------
                                                                                                   10,190,631
                                                                                                 ------------
 TOTAL CONSUMER CYCLICALS ..............................................                           14,993,435
                                                                                                 ------------
CONSUMER NON-CYCLICALS (20.7%)
BEVERAGES (3.7%)
Coca-Cola Enterprises, Inc. ............................................   148,500                  2,422,406
Coca-Cola Co. ..........................................................   160,400                  9,212,975
PepsiCo, Inc. ..........................................................   174,925                  7,773,230
                                                                                                 ------------
                                                                                                   19,408,611
                                                                                                 ------------
CONTAINERS (0.4%)
Owens-Illinois, Inc.* ..................................................    79,485                    928,981
Smurfit-Stone Container Corp.* .........................................    73,990                    952,621
                                                                                                 ------------
                                                                                                    1,881,602
                                                                                                 ------------
DRUGS (9.4%)
Abbott Laboratories ....................................................   110,130                  4,907,668
American Home Products Corp.............................................    96,140                  5,648,225
Bristol-Myers Squibb Co. ...............................................   180,730                 10,527,522
Merck & Co., Inc. ......................................................   134,820                 10,330,583
Pfizer, Inc. ...........................................................   149,600                  7,180,800
Pharmacia Corp.* .......................................................   138,847                  7,176,654
Schering-Plough Corp. ..................................................    67,000                  3,383,500
                                                                                                 ------------
                                                                                                   49,154,952
                                                                                                 ------------
FOODS (1.2%)
General Mills, Inc. ....................................................    79,895                  3,055,984
Quaker Oats Co. ........................................................    42,825                  3,217,228
                                                                                                 ------------
                                                                                                    6,273,212
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (2.5%)
Baxter International, Inc. .............................................   115,809                  8,142,820
Mallinckrodt, Inc. .....................................................   111,350                  4,836,766
                                                                                                 ------------
                                                                                                   12,979,586
                                                                                                 ------------
SOAPS & TOILETRIES (3.5%)
Johnson & Johnson ......................................................   139,300                 14,191,187
Kimberly Clark Corp. ...................................................    68,135                  3,909,246
                                                                                                 ------------
                                                                                                   18,100,433
                                                                                                 ------------
 TOTAL CONSUMER NON-CYCLICALS                                                                     107,798,396
                                                                                                 ------------
CREDIT SENSITIVE (31.6%)
BANKS (9.4%)
Bank of America Corp. ..................................................   131,577                  5,657,811
Bank One Corp. .........................................................   185,639                  4,931,036
Charter One Financial, Inc. ............................................   252,087                  5,798,001
Chase Manhattan Corp. ..................................................    53,400                  2,459,738
Comerica, Inc. .........................................................   105,540                  4,736,107
First Union Corp. ......................................................    73,565                  1,825,332
FleetBoston Financial Corp. ............................................   193,989                  6,595,626
National City Corp. ....................................................   159,175                  2,715,923
PNC Bank Corp. .........................................................   119,826                  5,616,844
Wells Fargo Co. ........................................................   113,310                  4,390,762
Zions Bancorporation ...................................................    96,100                  4,410,090
                                                                                                 ------------
                                                                                                   49,137,270
                                                                                                 ------------

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                    NUMBER                VALUE
                                                                                  OF SHARES              (NOTE 1)
                                                                             -------------------   -------------------
FINANCIAL SERVICES (5.3%)
American Express Co. .....................................................   104,400               $  5,441,850
Associates First Capital Corp.,
  Class A ................................................................    59,480                  1,327,148
Citigroup, Inc. ..........................................................    84,652                  5,100,283
Fannie Mae ...............................................................    93,975                  4,904,320
J.P. Morgan & Co., Inc. ..................................................    33,683                  3,709,340
Merrill Lynch & Co. ......................................................    35,045                  4,030,175
Paine Webber Group, Inc. .................................................    69,200                  3,148,600
                                                                                                   ------------
                                                                                                     27,661,716
                                                                                                   ------------
INSURANCE (5.0%)
American General Corp. ...................................................    57,464                  3,505,304
American International Group,
  Inc. ...................................................................    99,900                 11,738,250
CIGNA Corp. ..............................................................    67,478                  6,309,193
Jefferson-Pilot Corp. ....................................................    29,045                  1,639,227
Lincoln National Corp. ...................................................    83,045                  3,000,001
                                                                                                   ------------
                                                                                                     26,191,975
                                                                                                   ------------
UTILITY--ELECTRIC (5.0%)
C P & L Energy, Inc. .....................................................    79,800                  2,548,613
CINergy Corp. ............................................................   156,720                  3,986,565
Dominion Resources, Inc. .................................................    97,748                  4,190,945
Edison International .....................................................   147,320                  3,020,060
Entergy Corp. ............................................................   184,205                  5,008,073
NiSource, Inc. ...........................................................    85,200                  1,586,850
Reliant Energy, Inc. .....................................................   116,900                  3,455,856
TXU Corp. ................................................................    73,675                  2,173,413
                                                                                                   ------------
                                                                                                     25,970,375
                                                                                                   ------------
UTILITY--TELEPHONE (6.9%)
Bell Atlantic Corp. ......................................................   170,370                  8,656,926
GTE Corp. ................................................................    77,770                  4,841,183
SBC Communications, Inc. .................................................   361,054                 15,615,585
Sprint Corp. (Fon Group) .................................................   132,759                  6,770,709
                                                                                                   ------------
                                                                                                     35,884,403
                                                                                                   ------------
 TOTAL CREDIT SENSITIVE ..................................................                          164,845,739
                                                                                                   ------------
DIVERSIFIED (1.8%)
MISCELLANEOUS (1.8%)
Avery Dennison Corp. .....................................................    16,500                  1,107,563
Tyco International Ltd. ..................................................   180,230                  8,538,396
                                                                                                   ------------
 TOTAL DIVERSIFIED .......................................................                            9,645,959
                                                                                                   ------------
ENERGY (9.2%)
COAL & GAS PIPELINES (1.1%)
El Paso Energy Corp. .....................................................    64,245                  3,272,479
Williams Cos., Inc. ......................................................    64,410                  2,685,092
                                                                                                   ------------
                                                                                                      5,957,571
                                                                                                   ------------
OIL--DOMESTIC (3.3%)
Exxon Mobil Corp. ........................................................   185,204                 14,538,514
Tosco Corp. ..............................................................    95,120                  2,693,085
                                                                                                   ------------
                                                                                                     17,231,599
                                                                                                   ------------
OIL--INTERNATIONAL (3.7%)
BP Amoco plc (ADR) .......................................................    76,700                  4,338,344
Conoco, Inc., Class A ....................................................   118,660                  2,610,520
Conoco, Inc., Class B ....................................................   158,000                  3,880,875
Royal Dutch Petroleum Co.
  (New York Shares) ......................................................   138,645                  8,535,333
                                                                                                   ------------
                                                                                                     19,365,072
                                                                                                   ------------


                                                                                    NUMBER                VALUE
                                                                                  OF SHARES              (NOTE 1)
                                                                             -------------------   -------------------
OIL--SUPPLIES & CONSTRUCTION (0.6%)
Halliburton Co. ..........................................................    33,300               $  1,571,344
Schlumberger Ltd. ........................................................    17,370                  1,296,236
                                                                                                   ------------
                                                                                                      2,867,580
                                                                                                   ------------
RAILROADS (0.5%)
Burlington Northern Santa Fe
  Corp. ..................................................................   106,158                  2,434,999
                                                                                                   ------------
 TOTAL ENERGY ............................................................                           47,856,821
                                                                                                   ------------
TECHNOLOGY (18.2%)
COMPUTER HARDWARE (2.4%)
Gateway, Inc.* ...........................................................    61,100                  3,467,425
Hewlett Packard Co. ......................................................    74,140                  9,258,233
                                                                                                   ------------
                                                                                                     12,725,658
                                                                                                   ------------
COMPUTER SOFTWARE (2.7%)
BMC Software, Inc.* ......................................................    66,300                  2,418,914
Computer Associates
  International, Inc. ....................................................   102,900                  5,267,194
Microsoft Corp.* .........................................................    84,000                  6,720,000
                                                                                                   ------------
                                                                                                     14,406,108
                                                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (3.3%)
Alltel Corp. .............................................................    79,315                  4,912,573
Corning, Inc. ............................................................     9,900                  2,671,762
Motorola, Inc. ...........................................................    72,045                  2,093,808
Nortel Networks Corp. ....................................................   108,000                  7,371,000
                                                                                                   ------------
                                                                                                     17,049,143
                                                                                                   ------------
ELECTRONICS (3.8%)
Agilent Technologies, Inc.* ..............................................    28,277                  2,085,429
Intel Corp. ..............................................................    98,900                 13,221,694
Linear Technology Corp. ..................................................    47,000                  3,005,062
Seagate Technology, Inc.* ................................................    26,590                  1,462,450
                                                                                                   ------------
                                                                                                     19,774,635
                                                                                                   ------------
OFFICE EQUIPMENT (4.2%)
Apple Computer, Inc.* ....................................................    41,000                  2,147,375
Dell Computer Corp.* .....................................................   108,800                  5,365,200
International Business Machines
  Corp. ..................................................................    74,420                  8,153,641
Lexmark International Group,
  Inc.* ..................................................................    86,200                  5,796,950
Parametric Technology Co.* ...............................................    29,300                    322,300
                                                                                                   ------------
                                                                                                     21,785,466
                                                                                                   ------------
OFFICE EQUIPMENT SERVICES (1.3%)
Electronic Data Systems Corp. ............................................   132,690                  5,473,463
NCR Corp.* ...............................................................    30,735                  1,196,744
                                                                                                   ------------
                                                                                                      6,670,207
                                                                                                   ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.5%)
AT&T Wireless Group* .....................................................    90,600                  2,525,475
                                                                                                   ------------
 TOTAL TECHNOLOGY ........................................................                           94,936,692
                                                                                                   ------------
TOTAL COMMON STOCKS (95.8%)
  (Cost $495,119,162).....................................................                          499,839,266
                                                                                                   ------------

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                          PRINCIPAL        VALUE
                                           AMOUNT         (NOTE 1)
                                       -------------- ---------------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (3.5%)
Salomon Smith Barney 6.50%,
  dated 6/30/00, due 7/3/00, to be
  repurchased at $18,548,041,
  collateralized by $14,470,000 of
  U.S. Treasury Bonds, 8.875%
  due 8/15/17, valued at
  $18,966,781.........................  $18,538,000    $ 18,538,000
                                                       ------------
TIME DEPOSIT (0.2%)
Chase Nassau
  6.26%, 7/3/00 ......................    1,000,537       1,000,537
                                                       ------------


                                                VALUE
                                              (NOTE 1)
                                           --------------
TOTAL SHORT-TERM DEBT SECURITIES (3.7%)
  (Amortized Cost $19,538,537)..........    $ 19,538,537
                                            ------------
TOTAL INVESTMENTS (99.5%)
  (Cost/Amortized Cost
     $514,657,699)......................     519,377,803
OTHER ASSETS LESS LIABILITIES (0.5%)           2,374,362
                                            ------------
NET ASSETS (100%) ......................    $521,752,165
                                            ============

----------
*     Non-income producing.
     Glossary:
     ADR--American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $271,723,802
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........   286,750,530

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........  $  49,501,069
Aggregate gross unrealized depreciation .........    (44,780,965)
                                                   -------------
Net unrealized appreciation .....................  $   4,720,104
                                                   =============
Federal income tax cost of investments ..........  $ 514,657,699
                                                   =============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $21,870,225 which was secured by collateral valued at $22,880,300.























                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
COMMON STOCKS:
AUSTRALIA (1.5%)
CSR Ltd. ...........................     66,400              $    184,010
News Corp., Ltd. (ADR) .............     92,522                 5,042,449
                                                             ------------
  TOTAL AUSTRALIA ..................                            5,226,459
                                                             ------------
CANADA (4.5%)
Bank of Nova Scotia ................     71,158                 1,746,120
BCE, Inc. ..........................     92,265                 2,197,060
BCE, Inc. ..........................     23,952                   568,487
Nortel Networks Corp. ..............     99,207                 6,887,445
Nortel Networks Corporation ........     14,689                 1,019,780
Seagram Ltd. .......................     24,352                 1,412,416
Sun Life Financial Services of
  Canada, Inc. .....................   100,200                  1,689,982
Suncor Energy, Inc. ................     2,800                     64,733
Suncor, Inc. .......................    29,000                    670,452
                                                             ------------
  TOTAL CANADA .....................                           16,256,475
                                                             ------------
JAPAN (14.7%)
Asatsu, Inc. .......................     9,900                    405,719
Eisai Co., Ltd. ....................    49,000                  1,569,551
Fuji Television Network, Inc.* .....         3                     46,917
Fujisawa Pharmaceutical Co.,
  Ltd. .............................    15,100                    610,288
Fujitsu Ltd. .......................   204,300                  7,063,743
KDD Corp. ..........................        30                      3,024
Kyocera Corp. ......................    22,100                  3,745,621
Mitsumi Electric Co., Ltd. .........       300                     11,023
NEC Corp. ..........................   233,133                  7,313,890
Nikko Securities Co., Ltd. .........   632,000                  6,251,825
Nintendo Ltd. ......................    10,300                  1,797,127
Nippon Telegraph & Telephone
  Corp. ............................       834                 11,078,619
Nippon Television Network
  Corp. ............................     5,460                  3,549,296
Nomura Securities Co. ..............    42,000                  1,026,803
Rohm Co. ...........................     1,200                    350,464
Sharp Corp. ........................       200                      3,533
Shiseido Co., Ltd. .................   128,000                  1,977,672
Sony Corp. .........................    27,900                  2,602,195
Sumitomo Corp. .....................   140,800                  1,582,499
Toshiba Corp. ......................   184,000                  2,074,973
                                                             ------------
  TOTAL JAPAN ......................                           53,064,782
                                                             ------------
LATIN AMERICA (2.0%)
BRAZIL (0.2%)
Telecomunicacoes de Sao Paulo
  S.A. (ADR) .......................    39,190                    725,015
                                                             ------------
MEXICO (1.8%)
Carso Global Telecom ...............   454,156                  1,292,117
Grupo Televisa S.A. (GDR)* .........    18,901                  1,302,988
Telefonos de Mexico S.A.,
  Class L (ADR) ....................    66,402                  3,793,214
                                                             ------------
                                                                6,388,319
                                                             ------------
  TOTAL LATIN AMERICA ..............                            7,113,334
                                                             ------------
OTHER EUROPEAN COUNTRIES (37.5%)
FRANCE (12.7%)
Aventis S.A. .......................    98,211                  7,161,336
Bouygues S.A. ......................     6,750                  4,506,696
France Telecom S.A. ................    22,455                  3,135,527
Groupe Danone* .....................    14,696                  1,948,365


                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
Havas Advertising ..................   101,820               $  2,325,921
Lafarge S.A. .......................    27,602                  2,142,996
Publicis S.A. ......................     3,472                  1,361,062
Sanofi-Synthelabo S.A. .............    91,579                  4,358,659
Societe Television Francaise
  (T.F.1) ..........................    43,490                  3,028,089
Total Fina S.A., Class B ...........   103,670                 15,880,167
                                                             ------------
                                                               45,848,818
                                                             ------------
GERMANY (2.0%)
Allianz AG .........................     5,759                  2,045,015
Bayerische Motoren Werke
  (BMW) AG* ........................   124,583                  3,790,582
Deutsche Lufthansa AG
  (Registered) .....................    55,509                  1,294,490
                                                             ------------
                                                                7,130,087
                                                             ------------
IRELAND (2.0%)
CRH plc ............................   186,478                  3,361,598
Elan Corp. plc (ADR) ...............    30,456                  1,475,213
Elan Corp. plc* ....................    54,441                  2,536,571
                                                             ------------
                                                                7,373,382
                                                             ------------
ITALY (2.4%)
Alleanza Assicurazioni .............     2,700                     35,925
Banca Intasa S.p.A. ................   170,500                    762,700
Bulgari S.p.A. .....................    84,208                  1,124,444
ENI S.p.A. (Registered) ............   736,842                  4,251,931
Mediaset S.p.A. ....................   164,328                  2,507,771
                                                             ------------
                                                                8,682,771
                                                             ------------
NETHERLANDS (9.0%)
Akzo Nobel N.V. ....................    98,312                  4,172,756
Gucci Group N.V. ...................    38,670                  3,663,983
ING Groep N.V. .....................   143,693                  9,703,430
Koninklijke Ahold N.V. .............    19,900                    585,171
Koninklijke Ahold N.V.
  (Non-Div) ........................    47,600                  1,399,706
Koninklijke Philips Electronics
  N.V. .............................   225,194                 10,610,606
Wolters Kluwer N.V.* ...............    91,159                  2,425,829
                                                             ------------
                                                               32,561,481
                                                             ------------
SPAIN (1.9%)
Banco Bilbao Vizcaya ...............    68,780                  1,026,675
Iberdrola S.A. .....................    80,040                  1,030,617
Telefonica de Espana S.A.* .........   234,425                  5,030,867
                                                             ------------
                                                                7,088,159
                                                             ------------
SWITZERLAND (7.5%)
ABB AG Ltd. ........................     8,990                  1,074,825
Ares-Serono Group, Class B* ........     5,432                  4,523,618
Cie Financiere Richemont,
  Class A ..........................     2,118                  5,699,963
Clariant AG* .......................     4,438                  1,646,824
Julius Baer Holding AG (Bearer)            797                  3,147,786
Nestle S.A. (Registered) ...........     1,891                  3,780,611
Swatch Group AG (Bearer) ...........     2,160                  2,743,151
Swatch Group AG (Registered) .......     2,419                    630,264
Swiss Reinsurance Co.
  (Registered) .....................     1,900                  3,868,410
                                                             ------------
                                                               27,115,452
                                                             ------------
  TOTAL OTHER EUROPEAN
     COUNTRIES .....................                          135,800,150
                                                             ------------

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
SCANDINAVIA (6.8%)
FINLAND (3.2%)
Enso OYJ ...........................          91,928          $    837,351
Nokia OYJ* .........................         193,982             9,889,300
Sonera Group OYJ ...................          20,776               946,219
Stora Enso Oyj .....................           6,713                61,468
                                                              ------------
                                                                11,734,338
                                                              ------------
SWEDEN (3.6%)
ABB Ltd.* ..........................           2,820               326,466
Investor AB Class B * ..............         297,511             4,060,951
Netcom Systems AB, Class B* ........          13,639             1,005,776
Sandvik AB .........................          47,845             1,002,642
SKF AB .............................          28,750               455,935
Svenska Hadelsbanken, Class A*                79,942             1,159,105
Telefonaktiebolaget LM
  Ericsson AB* .....................         250,249             4,946,585
                                                              ------------
                                                                12,957,460
                                                              ------------
  TOTAL SCANDINAVIA ................                            24,691,798
                                                              ------------
SOUTHEAST ASIA (7.6%)
HONG KONG (3.0%)
Cheung Kong Holdings Ltd. ..........         377,000             4,171,156
China Telecom (Hong Kong)
  Ltd.* ............................         734,000             6,473,286
Hong Kong & China Gas Co.,
  Ltd. .............................          44,000                49,388
Hong Kong Electric Holdings
  Ltd. .............................          28,000                90,155
                                                              ------------
                                                                10,783,985
                                                              ------------
KOREA (3.1%)
Korea Electric Power Corp.
  (ADR) ............................          17,100               315,281
Korea Telecom Corp. SP (ADR)                  46,571             2,252,872
Pohang Iron & Steel Co., Ltd.
  (ADR) ............................          42,030             1,008,720
Samsung Electronics Co.
  (Foreign) ........................          22,982             7,605,532
                                                              ------------
                                                                11,182,405
                                                              ------------
SINGAPORE (0.6%)
DBS Group Holdings Ltd. ............          98,031             1,259,791
Keppel Tat Lee Bank Ltd. ...........         199,000               338,674
Oversea-Chinese Banking Corp
  (Foreign) ........................          84,095               579,294
Singapore Press Holdings Ltd. ......           4,000                62,518
Venture Manufacturing Ltd. .........           9,000                91,693
                                                              ------------
                                                                 2,331,970
                                                              ------------
TAIWAN (0.9%)
Hon Hai Precision Industry Co.,
  Ltd. (GDR)* ......................          50,700             1,216,800
Taiwan Semiconductor
  Manufacturing Co.* ...............         440,320             2,092,326
                                                              ------------
                                                                 3,309,126
                                                              ------------
  TOTAL SOUTHEAST ASIA .............                            27,607,486
                                                              ------------
UNITED KINGDOM (18.7%)
Aegis Group plc. ...................         405,643             1,193,483
ARM Holdings plc ...................          44,100               472,307
AstraZeneca Group plc ..............          65,791             3,070,253
BOC Group plc ......................         172,930             2,485,115
BP Amoco plc .......................         680,399             6,525,375


                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
Cable & Wireless plc ...............         119,408          $  2,021,232
Carlton Communications plc .........         292,905             3,766,156
Diageo plc .........................         179,165             1,607,165
Emap Plc ...........................          78,246             1,258,195
EMI Group plc ......................         242,011             2,196,539
Granada Group plc ..................         545,694             5,448,107
Misys plc ..........................         117,305               990,155
Royal Bank of Scotland
  Group plc ........................         147,900             2,474,434
Scottish Power plc .................         321,356             2,722,244
Shell Transport & Trading Co.,
  plc (Registered) .................       1,286,139            10,729,660
Siebe plc ..........................         301,115             1,129,631
Smiths Industries plc ..............          56,151               730,480
Tesco plc ..........................         672,292             2,089,885
Vodafone AirTouch plc ..............       3,308,208            13,361,543
Williams plc .......................         121,100               705,273
WPP Group plc ......................         189,854             2,771,466
                                                              ------------
  TOTAL UNITED KINGDOM .............                            67,748,698
                                                              ------------
TOTAL COMMON STOCKS (93.3%)
  (Cost $294,151,402) ..............                           337,509,182
-------------------------------------                         ------------
PREFERRED STOCK
BRAZIL (0.0%)
Teleps-Telecominicacoes de Sao
  Paulo S.A. .......................             527                    10
                                                              ------------
GERMANY (0.3%)
ProSieben Media AG .................           9,198             1,096,629
                                                              ------------
TOTAL PREFERRED STOCKS: (0.3%)
  (Cost $806,889) ..................                             1,096,639
                                                              ------------
WARRANTS
UNITED STATES (0.3%)
Korea Electric Power
  (Cost $1,080,891).................          37,500             1,163,625
                                                              ------------
                                           PRINCIPAL
                                             AMOUNT
                                       ------------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (7.6%)
Warburg Dillon Read 6.580%,
  dated 6/30/00, due 7/3/00, to be
  repurchased at $27,657,157,
  collateralized by $19,279,000 of
  U.S. Treasury Bonds, 10.625%,
  valued at $28,272,865 ............   $27,642,000              27,642,000
                                                              ------------
TIME DEPOSIT (0.0%)
Chase Nassau
  6.260%, 7/3/00 ...................           858                     858
TOTAL SHORT-TERM
  DEBT SECURITIES: (7.6%)
  (Amortized Cost $27,642,858) .....                            27,642,858
                                                              ------------
TOTAL INVESTMENTS (101.5%)
  (Cost/Amortized Cost
  $323,682,040) ....................                           367,412,304
OTHER ASSETS
  LESS LIABILITIES (-1.5%) .........                            (5,513,625)
                                                              ------------
NET ASSETS (100%) ..................                          $361,898,679
                                                              ============

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------

MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Common Stocks
Basic Materials ..............................              2.8%
Business Services ............................             10.7
Capital Goods ................................              4.1
Consumer Cyclicals ...........................              6.7
Consumer Non-Cyclicals .......................             13.1
Credit Sensitive .............................             19.9
Diversified ..................................              2.1
Energy .......................................             11.3
Technology
 Computer Hardware ...........................     2.1
 Diversified telecommunications Services .....     8.2
 Electronics .................................    10.4
 Office Equipment Services ...................     0.3
 Wireless Telecommunications Services ........     8.3     29.3
                                                  ----    -----
                                                          100.0%
                                                          =====

----------
*     Non-income producing.

  Glossary:
  ADR--American Depositary Receipt
     GDR--Global Depositary Receipt
--------------------------------------------------------------------------------
At June 30, 2000 the portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)







                                              LOCAL                             U.S. $
                                              AMOUNT          COST ON          CURRENT        UNREALIZED
                                             (000'S)     ORIGINATION DATE       VALUE       (DEPRECIATION)
                                            ---------   ------------------   -----------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 7/06/00 .........   305              $462,721         $460,842        $ (1,879)
                                                                                              ========

Investment security transactions for the period ended June 30, 2000 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $238,568,702
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     191,059,016

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $ 51,282,989
Aggregate gross unrealized depreciation .........       (7,552,725)
                                                      ------------
Net unrealized appreciation .....................     $ 43,730,264
                                                      ============
Federal income tax cost of investments ..........     $323,682,040
                                                      ============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $26,558,979 which was secured by collateral of $27,180,862.







                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (0.5%)
CHEMICALS--SPECIALTY (0.5%)
Praxair, Inc. ..........................................................     53,700              $  2,010,394
                                                                                                 ------------
BUSINESS SERVICES (9.6%)
PRINTING, PUBLISHING,
  BROADCASTING (9.2%)
AT&T Corp.--Liberty Media
  Group, Class A* ......................................................   343,200                  8,322,600
Clear Channel Communications,
  Inc.* ................................................................    78,100                  5,857,500
Interpublic Group, Inc. ................................................    94,700                  4,072,100
Omnicom Group, Inc. ....................................................    22,000                  1,959,375
Time Warner, Inc. ......................................................    75,800                  5,760,800
Viacom, Inc., Class B* .................................................   205,639                 14,022,009
                                                                                                 ------------
                                                                                                   39,994,384
                                                                                                 ------------
TRUCKING, SHIPPING (0.4%)
United Parcel Service, Inc. Class B                                         28,400                  1,675,600
                                                                                                 ------------
 TOTAL BUSINESS SERVICES ...............................................                           41,669,984
                                                                                                 ------------
CAPITAL GOODS (4.1%)
ELECTRICAL EQUIPMENT (4.1%)
General Electric Co. ...................................................   337,800                 17,903,400
                                                                                                 ------------
CONSUMER CYCLICALS (6.1%)
RETAIL--GENERAL (6.1%)
CVS Corp. ..............................................................    57,700                  2,308,000
Home Depot, Inc. .......................................................   164,000                  8,189,750
Kohl's Corp.* ..........................................................    32,000                  1,780,000
Target Corp. ...........................................................    60,200                  3,491,600
TJX Cos., Inc. .........................................................   149,000                  2,793,750
Wal-Mart Stores, Inc. ..................................................   135,000                  7,779,375
                                                                                                 ------------
 TOTAL CONSUMER CYCLICALS ..............................................                           26,342,475
                                                                                                 ------------
CONSUMER NON-CYCLICALS (15.2%)
BEVERAGES (0.4%)
Anheuser-Busch Cos., Inc. ..............................................    25,400                  1,897,063
                                                                                                 ------------
CONTAINERS (0.3%)
Sealed Air Corp.* ......................................................    27,000                  1,414,125
                                                                                                 ------------
DRUGS (10.2%)
Allergan, Inc. .........................................................    52,300                  3,896,350
American Home Products Corp. ...........................................    65,400                  3,842,250
Amgen, Inc.* ...........................................................    80,100                  5,627,025
Genentech, Inc.* .......................................................    22,400                  3,852,800
Lilly (Eli) & Co. ......................................................    28,900                  2,886,387
Pfizer, Inc. ...........................................................   265,100                 12,724,800
Pharmacia Corp.* .......................................................    58,900                  3,044,394
Schering-Plough Corp. ..................................................   163,000                  8,231,500
                                                                                                 ------------
                                                                                                   44,105,506
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (1.0%)
Baxter International, Inc. .............................................    31,800                  2,235,938
PE Corp--PE Biosystems Group                                                32,200                  2,121,175
                                                                                                 ------------
                                                                                                    4,357,113
                                                                                                 ------------
RETAIL--FOOD (0.5%)
SYSCO Corp. ............................................................    47,400                  1,996,725
                                                                                                 ------------
SOAPS & TOILETRIES (2.8%)
Avon Products, Inc. ....................................................    25,300                  1,125,850
Colgate Palmolive Co. ..................................................    57,400                  3,436,825
Estee Lauder Cos., Class A .............................................    72,200                  3,569,387


                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
Kimberly Clark Corp. ...................................................    69,200               $  3,970,350
                                                                                                 ------------
                                                                                                   12,102,412
                                                                                                 ------------
 TOTAL CONSUMER NON-CYCLICALS                                                                      65,872,944
                                                                                                 ------------
CREDIT SENSITIVE (11.6%)
BANKS (2.2%)
Bank of America Corp. ..................................................    28,600                  1,229,800
Bank of New York Co., Inc. .............................................     2,300                    106,950
Fifth Third Bancorp ....................................................    53,400                  3,377,550
Firstar Corp. ..........................................................   133,500                  2,811,844
Northern Trust Corp. ...................................................    17,300                  1,125,581
State Street Corp. .....................................................     1,100                    116,669
Zions Bancorporation ...................................................    19,000                    871,922
                                                                                                 ------------
                                                                                                    9,640,316
                                                                                                 ------------
FINANCIAL SERVICES (5.9%)
American Express Co. ...................................................   124,700                  6,499,987
Charles Schwab Corp. ...................................................   114,000                  3,833,250
Citigroup, Inc. ........................................................   163,700                  9,862,925
Merrill Lynch & Co. ....................................................    19,900                  2,288,500
Morgan Stanley Dean Witter &
  Co. ..................................................................    33,500                  2,788,875
                                                                                                 ------------
                                                                                                   25,273,537
                                                                                                 ------------
INSURANCE (2.3%)
American International Group,
  Inc. .................................................................    73,500                  8,636,250
CIGNA Corp. ............................................................    15,500                  1,449,250
                                                                                                 ------------
                                                                                                   10,085,500
                                                                                                 ------------
UTILITY--TELEPHONE (1.2%)
Sprint Corp. (Fon Group) ...............................................    96,900                  4,941,900
                                                                                                 ------------
 TOTAL CREDIT SENSITIVE ................................................                           49,941,253
                                                                                                 ------------
DIVERSIFIED (3.9%)
MISCELLANEOUS (3.9%)
Avery Dennison Corp. ...................................................    30,800                  2,067,450
Tyco International Ltd. ................................................   313,100                 14,833,112
                                                                                                 ------------
 TOTAL DIVERSIFIED .....................................................                           16,900,562
                                                                                                 ------------
ENERGY (5.6%)
COAL & GAS PIPELINES (1.5%)
Enron Corp. ............................................................   103,900                  6,701,550
                                                                                                 ------------
OIL--DOMESTIC (1.4%)
Exxon Mobil Corp. ......................................................    75,800                  5,950,300
                                                                                                 ------------
OIL--INTERNATIONAL (1.6%)
Conoco, Inc., Class A ..................................................   140,300                  3,086,600
Royal Dutch Petroleum Co.
  (New York Shares) ....................................................    63,400                  3,903,062
                                                                                                 ------------
                                                                                                    6,989,662
                                                                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (1.1%)
Anadarko Petroleum Corp. ...............................................    46,400                  2,288,100
Apache Corp. ...........................................................    40,700                  2,393,669
                                                                                                 ------------
                                                                                                    4,681,769
                                                                                                 ------------
 TOTAL ENERGY ..........................................................                           24,323,281
                                                                                                 ------------
TECHNOLOGY (41.3%)
COMPUTER HARDWARE (6.2%)
Cisco Systems, Inc.* ...................................................   239,900                 15,248,644
Hewlett Packard Co. ....................................................    38,300                  4,782,712
Sun Microsystems, Inc.* ................................................    74,000                  6,729,375
                                                                                                 ------------
                                                                                                   26,760,731
                                                                                                 ------------

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)


                                          NUMBER          VALUE
                                        OF SHARES        (NOTE 1)
                                       -----------   ---------------
COMPUTER SOFTWARE (7.9%)
America Online, Inc.* ..............    63,500       $  3,349,625
BEA Systems, Inc.* .................    31,300          1,547,394
i2 Technologies, Inc.* .............    21,500          2,241,711
Microsoft Corp.* ...................   146,600         11,728,000
Oracle Corp.* ......................    66,400          5,581,750
Siebel Systems, Inc.* ..............    16,200          2,649,712
VERITAS Software Corp.* ............    47,900          5,413,449
Yahoo!, Inc.* ......................    13,400          1,659,925
                                                     ------------
                                                       34,171,566
                                                     ------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (7.5%)
Alltel Corp. .......................    51,200          3,171,200
Brocade Communications System           17,400          3,192,628
Comverse Technology, Inc.* .........    29,000          2,697,000
Corning, Inc. ......................    18,200          4,911,725
EchoStar Communications Corp.,
  Class A* .........................    30,900          1,023,080
General Motors Corp., Class H* .....    23,500          2,062,125
Nortel Networks Corp. ..............   141,300          9,643,725
Tellabs, Inc.* .....................    45,100          3,086,531
VoiceStream Wireless Corp.* ........    24,797          2,883,814
                                                     ------------
                                                       32,671,828
                                                     ------------
ELECTRONICS (12.6%)
Applied Material, Inc.* ............    65,900          5,972,188
Broadcom Corp., Ltd.* ..............     9,100          1,992,331
Intel Corp. ........................   111,000         14,839,312
JDS Uniphase Corp.* ................    51,500          6,173,562
Linear Technology Corp. ............    58,000          3,708,375
LSI Logic Corp.* ...................    40,300          2,181,238
RadioShack Corp.* ..................    77,300          3,662,088
SCI Systems, Inc.* .................    52,100          2,041,669
Teradyne, Inc.* ....................    41,300          3,035,550
Texas Instruments, Inc. ............    95,000          6,525,312
Xilinx, Inc.* ......................    52,500          4,334,531
                                                     ------------
                                                       54,466,156
                                                     ------------
OFFICE EQUIPMENT (2.6%)
Apple Computer, Inc.* ..............    73,600          3,854,800
EMC Corp.* .........................    94,500          7,270,594
                                                     ------------
                                                       11,125,394
                                                     ------------
WIRELESS TELECOMMUNICATION SERVICES (4.5%)
Nextel Communications, Inc.,
  Class A* .........................    89,200          5,457,925
Nokia OYJ (ADR) ....................   122,800          6,132,325
Sprint Corp. (PCS Group)* ..........    69,900          4,159,050
Vodafone AirTouch plc (ADR) ........    91,300          3,783,244
                                                     ------------
                                                       19,532,544
                                                     ------------
 TOTAL TECHNOLOGY ..................                  178,728,219
                                                     ------------
TOTAL COMMON STOCKS (97.9%)
  (Cost $338,052,872) ..............                  423,692,512
                                                     ------------




                                                                              PRINCIPAL          VALUE
                                                                               AMOUNT           (NOTE 1)
                                                                           --------------   ---------------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (2.7%)
Salomon Smith Barney 6.50%,
  dated 6/30/00, due 7/3/00, to be
  repurchased at $11,446,197,
  collateralized by $8,930,000 of
  U.S. Treasury Bonds, 8.878%,
  valued at $11,705,139 ................................................   $11,440,000       $ 11,440,000
                                                                                             ------------
TIME DEPOSITS (0.0%)
Chase Nassau
  6.260%, 7/3/00 .......................................................           972                972
                                                                                             ------------
TOTAL SHORT-TERM DEBT
  SECURITIES: (2.7%)
 (Amortized Cost $11,440,972) ..........................................                       11,440,972
                                                                                             ------------
TOTAL INVESTMENTS (100.6%)
  (Cost/Amortized Cost
  $349,493,844) ........................................................                      435,133,484
OTHER ASSETS
 LESS LIABILITIES (--0.6%) .............................................                       (2,497,111)
                                                                                             ------------
NET ASSETS (100%) ......................................................                     $432,636,373
                                                                                             ============

---------------------
*     Non-income producing.

    Glossary:
    ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $178,526,766
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     120,929,701

As of June 30, 2000 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  99,881,724
Aggregate gross unrealized depreciation .........      (14,242,084)
                                                     -------------
Net unrealized appreciation .....................    $  85,639,640
                                                     =============
Federal income tax cost of investments ..........    $ 349,493,844
                                                     =============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $19,191,039 which was secured by collateral of $19,434,500.









































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (7.6%)
CHEMICALS (3.0%)
Dow Chemical Co. .......................................................     35,700              $  1,077,694
Du Pont (E.I.)
  de Nemours & Co. .....................................................     55,400                 2,423,750
Great Lakes Chemical Corp. .............................................     54,700                 1,723,050
Hercules, Inc. .........................................................     90,400                 1,271,250
Imperial Chemical Industries plc
  (ADR) ................................................................     24,500                   754,906
                                                                                                 ------------
                                                                                                    7,250,650
                                                                                                 ------------
CHEMICALS--SPECIALTY (0.4%)
PPG Industries, Inc. ...................................................     21,300                   943,856
                                                                                                 ------------
METALS & MINING (2.0%)
Minnesota Mining &
  Manufacturing Co. ....................................................     37,000                 3,052,500
Newmont Mining Corp. ...................................................     43,500                   940,688
Phelps Dodge Corp. .....................................................     23,900                   888,781
                                                                                                 ------------
                                                                                                    4,881,969
                                                                                                 ------------
PAPER (2.2%)
Consolidated Papers, Inc. ..............................................      6,100                   223,031
Fort James Corp. .......................................................   104,000                  2,405,000
International Paper Co. ................................................    91,721                  2,734,433
                                                                                                 ------------
                                                                                                    5,362,464
                                                                                                 ------------
  TOTAL BASIC MATERIALS ................................................                           18,438,939
                                                                                                 ------------
BUSINESS SERVICES (4.4%)
ENVIRONMENTAL CONTROL (1.7%)
Pall Corp. .............................................................   101,400                  1,875,900
Waste Management, Inc. .................................................   111,634                  2,121,046
                                                                                                 ------------
                                                                                                    3,996,946
                                                                                                 ------------
PRINTING, PUBLISHING,
  BROADCASTING (2.7%)
Donnelley (R.R.) & Sons Co. ............................................    56,600                  1,277,037
Dow Jones & Co., Inc. ..................................................    18,200                  1,333,150
Knight Ridder, Inc. ....................................................    45,700                  2,430,669
Reader's Digest Association, Inc.,
  Class A (Non-Voting) .................................................    37,700                  1,498,575
                                                                                                 ------------
                                                                                                    6,539,431
                                                                                                 ------------
  TOTAL BUSINESS SERVICES ..............................................                           10,536,377
                                                                                                 ------------
CAPITAL GOODS (4.7%)
AEROSPACE (1.7%)
Boeing Co. .............................................................    24,500                  1,024,406
Lockheed Martin Corp. ..................................................   125,300                  3,109,006
                                                                                                 ------------
                                                                                                    4,133,412
                                                                                                 ------------
BUILDING & CONSTRUCTION (0.3%)
Armstrong Holdings, Inc. ...............................................    41,400                    633,938
                                                                                                 ------------
BUILDING MATERIALS &
  FOREST PRODUCTS (0.6%)
Stanley Works ..........................................................    66,200                  1,572,250
                                                                                                 ------------
ELECTRICAL EQUIPMENT (2.1%)
Cooper Industries, Inc. ................................................    14,700                    478,669
Eaton Corp. ............................................................    19,400                  1,299,800
Hubbell, Inc., Class B .................................................    65,600                  1,672,800
Rockwell International Corp. ...........................................    48,700                  1,534,050
                                                                                                 ------------
                                                                                                    4,985,319
                                                                                                 ------------
  TOTAL CAPITAL GOODS ..................................................                           11,324,919
                                                                                                 ------------


                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
CONSUMER CYCLICALS (7.9%)
AUTO RELATED (0.8%)
Dana Corp. .............................................................    21,900               $    464,006
Genuine Parts Co. ......................................................    73,700                  1,474,000
                                                                                                 ------------
                                                                                                    1,938,006
                                                                                                 ------------
FOOD SERVICES, LODGING (1.8%)
Hilton Hotels Corp. ....................................................   153,100                  1,435,312
Starwood Hotels & Resorts
  Worldwide, Inc. ......................................................    92,297                  2,982,347
                                                                                                 ------------
                                                                                                    4,417,659
                                                                                                 ------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.6%)
Fortune Brands, Inc. ...................................................    61,100                  1,409,119
                                                                                                 ------------
LEISURE RELATED (1.6%)
Hasbro, Inc. ...........................................................    67,900                  1,022,744
Walt Disney Co. ........................................................    73,300                  2,844,956
                                                                                                 ------------
                                                                                                    3,867,700
                                                                                                 ------------
PHOTO & OPTICAL (1.2%)
Eastman Kodak Co. ......................................................    50,200                  2,986,900
                                                                                                 ------------
RETAIL--GENERAL (1.9%)
May Department Stores Co. ..............................................    46,950                  1,126,800
Penny (J.C.), Inc. .....................................................    44,700                    824,156
Toys-R-Us, Inc.* .......................................................   177,800                  2,589,213
                                                                                                 ------------
                                                                                                    4,540,169
                                                                                                 ------------
 TOTAL CONSUMER CYCLICALS ..............................................                           19,159,553
                                                                                                 ------------
CONSUMER NON-CYCLICALS (18.7%)
BEVERAGES (1.5%)
Anheuser-Busch Cos., Inc. ..............................................    19,600                  1,463,875
Brown-Forman Corp., Class B ............................................    38,100                  2,047,875
                                                                                                 ------------
                                                                                                    3,511,750
                                                                                                 ------------
CONTAINERS (0.2%)
Tupperware Corp. .......................................................    26,000                    572,000
                                                                                                 ------------
DRUGS (5.1%)
Abbott Laboratories ....................................................    53,900                  2,401,919
American Home Products Corp. ...........................................    76,800                  4,512,000
Merck & Co., Inc. ......................................................    19,300                  1,478,863
Pharmacia Corp.* .......................................................    73,350                  3,791,278
                                                                                                 ------------
                                                                                                   12,184,060
                                                                                                 ------------
FOODS (6.6%)
Campbell Soup Co. ......................................................    58,500                  1,703,813
General Mills, Inc. ....................................................   117,700                  4,502,025
H.J. Heinz Co. .........................................................    73,400                  3,211,250
Hershey Foods Corp. ....................................................    68,200                  3,320,487
Kellogg Co. ............................................................    35,600                  1,059,100
McCormick & Co., Inc.
  (Non Voting) .........................................................    69,000                  2,242,500
                                                                                                 ------------
                                                                                                   16,039,175
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (0.5%)
Becton, Dickinson and Co. ..............................................    42,800                  1,227,825
                                                                                                 ------------
SOAPS & TOILETRIES (3.4%)
Gillette Co. ...........................................................    31,500                  1,100,531
International Flavors &
  Fragrances, Inc. .....................................................    78,100                  2,357,644
Kimberly Clark Corp. ...................................................    58,400                  3,350,700
Procter & Gamble Co. ...................................................    25,400                  1,454,150
                                                                                                 ------------
                                                                                                    8,263,025
                                                                                                 ------------

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
TOBACCO (1.4%)
Philip Morris Cos., Inc. ...............................................     76,300              $ 2,026,719
UST, Inc. ..............................................................     94,300                1,385,031
                                                                                                 -----------
                                                                                                   3,411,750
                                                                                                 -----------
  TOTAL CONSUMER NON-CYCLICALS                                                                    45,209,585
                                                                                                 -----------
CREDIT SENSITIVE (31.1%)
BANKS (5.6%)
Bank of America Corp. ..................................................     31,800                1,367,400
Bank One Corp. .........................................................     89,250                2,370,703
Firstar Corp. ..........................................................     51,300                1,080,506
FleetBoston Financial Corp. ............................................   106,806                 3,631,404
KeyCorp ................................................................    29,200                   514,650
Mercantile Bankshares Corp. ............................................    52,350                 1,560,684
National City Corp. ....................................................    47,800                   815,588
Wells Fargo Co. ........................................................    57,000                 2,208,750
                                                                                                 -----------
                                                                                                  13,549,685
                                                                                                 -----------
FINANCIAL SERVICES (7.1%)
Citigroup, Inc. ........................................................    50,700                 3,054,675
Dun & Bradstreet Corp. .................................................    56,400                 1,614,450
Fannie Mae .............................................................    53,900                 2,812,906
H&R Block, Inc. ........................................................    39,900                 1,291,763
J.P. Morgan & Co., Inc. ................................................    23,800                 2,620,975
Mellon Financial Corp. .................................................   156,000                 5,684,250
                                                                                                 -----------
                                                                                                  17,079,019
                                                                                                 -----------
INSURANCE (5.1%)
American General Corp. .................................................    47,600                 2,903,600
Chubb Corp. ............................................................    36,100                 2,220,150
Lincoln National Corp. .................................................    41,600                 1,502,800
Safeco Corp. ...........................................................    66,300                 1,317,712
St. Paul Cos. ..........................................................    72,966                 2,489,965
UnumProvident Corp. ....................................................    98,700                 1,980,169
                                                                                                 -----------
                                                                                                  12,414,396
                                                                                                 -----------
REAL ESTATE (1.4%)
Rouse Co. ..............................................................    60,300                 1,492,425
Simon Property Group, Inc. .............................................    88,400                 1,961,375
                                                                                                 -----------
                                                                                                   3,453,800
                                                                                                 -----------
UTILITY--ELECTRIC (5.3%)
Duke Energy Corp. ......................................................    45,800                 2,581,975
Entergy Corp. ..........................................................    35,400                   962,437
FirstEnergy Corp. ......................................................    76,070                 1,778,136
Niagara Mohawk Holdings, Inc.*..........................................    61,100                   851,581
Reliant Energy, Inc. ...................................................    48,300                 1,427,869
ScottishPower plc (ADR) ................................................    31,286                 1,046,126
Southern Co. ...........................................................    84,800                 1,976,900
Unicom Corp. ...........................................................    53,100                 2,054,306
                                                                                                 -----------
                                                                                                  12,679,330
                                                                                                 -----------
UTILITY--TELEPHONE (6.6%)
AT&T Corp. .............................................................    42,200                 1,334,575
Bell Atlantic Corp. ....................................................    57,400                 2,916,638
BellSouth Corp. ........................................................    36,000                 1,534,500
GTE Corp. ..............................................................    66,100                 4,114,725
SBC Communications, Inc. ...............................................   113,781                 4,921,028
U.S. WEST, Inc. ........................................................    12,300                 1,054,725
                                                                                                 -----------
                                                                                                  15,876,191
                                                                                                 -----------
  TOTAL CREDIT SENSITIVE ...............................................                          75,052,421
                                                                                                 -----------


                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
DIVERSIFIED (0.4%)
MISCELLANEOUS (0.4%)
Unilever N.V. ..........................................................    23,400               $ 1,072,422
                                                                                                 -----------
ENERGY (15.3%)
OIL--DOMESTIC (4.2%)
Chevron Corp. ..........................................................    44,800                 3,799,600
Exxon Mobil Corp. ......................................................    80,469                 6,316,817
                                                                                                 -----------
                                                                                                  10,116,417
                                                                                                 -----------
OIL--INTERNATIONAL (7.3%)
Amerada Hess Corp. .....................................................    36,700                 2,266,225
BP Amoco plc (ADR) .....................................................   124,356                 7,033,886
Royal Dutch Petroleum Co.
  (New York Shares) ....................................................    57,700                 3,552,156
Texaco, Inc. ...........................................................    64,700                 3,445,275
USX-Marathon Group, Inc. ...............................................    56,300                 1,411,019
                                                                                                 -----------
                                                                                                  17,708,561
                                                                                                 -----------
OIL--SUPPLIES & CONSTRUCTION (2.0%)
Baker Hughes, Inc. .....................................................    61,900                 1,980,800
Unocal Corp. ...........................................................    82,400                 2,729,500
                                                                                                 -----------
                                                                                                   4,710,300
                                                                                                 -----------
RAILROADS (1.8%)
Norfolk Southern Corp. .................................................   122,200                 1,817,725
Union Pacific Corp. ....................................................    66,400                 2,469,250
                                                                                                 -----------
                                                                                                   4,286,975
                                                                                                 -----------
  TOTAL ENERGY .........................................................                          36,822,253
                                                                                                 -----------
TECHNOLOGY (4.8%)
COMPUTER SOFTWARE (1.2%)
BMC Software, Inc.* ....................................................    24,500                   893,867
Microsoft Corp.* .......................................................    26,700                 2,136,000
                                                                                                 -----------
                                                                                                   3,029,867
                                                                                                 -----------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (1.8%)
Alltel Corp. ...........................................................    54,900                 3,400,368
Motorola, Inc. .........................................................    30,300                   880,594
                                                                                                 -----------
                                                                                                   4,280,962
                                                                                                 -----------
OFFICE EQUIPMENT (1.3%)
Compaq Computer Corp. ..................................................    47,100                 1,203,994
Xerox Corp. ............................................................    88,700                 1,840,525
                                                                                                 -----------
                                                                                                   3,044,519
                                                                                                 -----------
OFFICE EQUIPMENT SERVICES (0.2%)
Unisys Corp.* ..........................................................    33,600                   489,300
                                                                                                 -----------
WIRELESS TELECOMMUNICATION
  SERVICES (0.3%)
Vodafone AirTouch plc (ADR) ............................................    18,100                   750,019
                                                                                                 -----------
 TOTAL TECHNOLOGY ......................................................                          11,594,667
                                                                                                 -----------
TOTAL COMMON STOCKS (94.9%)
  (Cost $251,644,423)...................................................                         229,211,136
                                                                                                 -----------

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


                                  PRINCIPAL          VALUE
                                    AMOUNT          (NOTE 1)
                                -------------   ---------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.7%)
CAFCO
  8/4/00+++ .................    $3,000,000      $  2,981,300
Dover Corp.
  7/11/00+++ ................     2,811,000         2,805,792
Park Avenue Receivables Corp.
  7/7/00+++ .................     3,480,000         3,476,212
UBS Finance Corp.
  7/3/00 ....................     2,067,000         2,066,196
                                                 ------------
                                                   11,329,500
                                                 ------------


                                                VALUE
                                               (NOTE 1)
                                           ---------------
TOTAL SHORT-TERM DEBT SECURITIES (4.7%)
 (Amortized Cost $11,329,500)...........    $ 11,329,500
                                            ------------
TOTAL INVESTMENTS (99.6%)
 (Cost/Amortized Cost
  $262,973,923).........................    $240,540,636
OTHER ASSETS
  LESS LIABILITIES (0.4%) ..............         987,487
                                            ------------
NET ASSETS (100%) ......................    $241,528,123
                                            ============

----------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2000, these securities amounted to
      $9,263,305 or 3.84% of net assets.
++    Illiquid security: is not actively traded.

   Glossary:
   ADR--American Depositary Receipt
--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $37,402,223
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     61,348,424

As of June 30, 2000 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  13,816,699
Aggregate gross unrealized depreciation .........      (36,249,986)
                                                     -------------
Net unrealized deppreciation ....................    $ (22,433,287)
                                                     =============
Federal income tax cost of investments ..........    $ 262,973,923
                                                     =============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $16,645,694 which was secured by collateral of $17,368,618.

For the period from January 1, 2000 to June 30, 2000, the Portfolio incurred approximately $3,061 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., an affiliated broker/dealer.












                       See Notes to Financial Statements.

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
COMMON STOCKS:
AUSTRALIA & NEW ZEALAND (1.9%)
AUSTRALIA (1.8%)
Brambles Industries Ltd. ...........     23,000              $    705,190
Commonwealth Bank of
  Australia ........................     36,048                   596,157
Lend Lease Corp. ...................     22,296                   283,744
News Corp., Ltd. ...................   103,184                  1,417,414
Publishing & Broadcasting Ltd. .....    74,000                    567,925
Tabcorp Holdings Ltd. ..............    42,000                    240,811
Telstra Corp., Ltd. ................   138,305                    560,046
Telstra Corp., Ltd. (INS RECP)*         22,000                     49,930
                                                             ------------
                                                                4,421,217
                                                             ------------
NEW ZEALAND (0.1%)
Telecom Corp. of New Zealand .......    95,000                    332,041
                                                             ------------
  TOTAL AUSTRALIA & NEW
     ZEALAND .......................                            4,753,258
                                                             ------------
CANADA (1.1%)
Alcan Aluminum Ltd. ................     6,620                    205,854
Celestica, Inc.* ...................    25,712                  1,275,958
Nortel Networks Corp. ..............    13,760                    955,284
Royal Bank of Canada ...............     3,600                    184,344
                                                             ------------
 TOTAL CANADA ......................                            2,621,440
                                                             ------------
JAPAN (19.0%)
Bridgestone Corp. ..................    13,000                    274,954
Canon, Inc. ........................    69,000                  3,432,286
DDI Corp. ..........................        38                    365,161
East Japan Railway Co. .............        44                    255,349
Fanuc ..............................     8,300                    843,723
Fuji Bank Ltd. .....................   201,000                  1,526,271
Fuji Television Network, Inc.* .....        86                  1,344,953
Fujitsu, Ltd. ......................    45,000                  1,555,891
Hitachi Ltd. .......................    26,000                    374,770
Ito-Yokado Co., Ltd. ...............     7,000                    420,745
Kao Corp. ..........................    12,000                    366,291
Kokuyo .............................    17,000                    278,515
Komori Corp. .......................     5,000                     87,333
Kyocera Corp. ......................    17,000                  2,881,247
Makita Corp. .......................    23,000                    219,068
Marui Co., Ltd. ....................    39,000                    745,867
Matsushita Electric Industrial
  Co., Ltd. ........................    80,000                  2,072,637
Mitsui Fudosan Co., Ltd. ...........   106,000                  1,148,429
Murata Manufacturing Co., Ltd. .....    21,000                  3,011,164
NEC Corp. ..........................    98,000                  3,074,474
Nippon Telegraph & Telephone
  Corp. ............................       256                  3,400,631
Nomura Securities Co. ..............    87,000                  2,126,949
NTT Mobile Communications
  Network, Inc. ....................        87                  2,352,348
Sankyo Co. .........................    24,000                    541,523
Seven-Eleven Japan Co. Ltd. ........    15,000                  1,253,474
Shin-Etsu Chemical Co., Ltd. .......    15,000                    760,281
Shiseido Co., Ltd. .................    31,000                    478,967
Softbank Corp. .....................     6,000                    813,981
Sony Corp. .........................    30,900                  2,882,001
Sumitomo Bank Ltd. .................   120,000                  1,469,688
Sumitomo Corp. .....................    58,000                    651,882
Sumitomo Electric Industries .......    18,000                    308,295
TDK Corp. ..........................     6,000                    861,463
Toshiba Corp. ......................   224,000                  2,526,054


                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
Yamanouchi Pharmaceutical Co.
  Ltd. .............................    29,000               $  1,581,893
                                                             ------------
 TOTAL JAPAN .......................                           46,288,558
                                                             ------------
LATIN AMERICA (2.9%)
ARGENTINA (0.1%)
Telefonica de Argentina (ADR) ......    10,280                    326,390
                                                             ------------
BRAZIL (0.4%)
Embratel Participacoes S.A.
  (ADR) ............................    10,000                    236,250
Telecomunicacoes de Sao Paulo
  S.A. (ADR) .......................    25,020                    462,870
Telesudeste Celular Participacoes
  S.A. (ADR) .......................     5,004                    152,622
Unibanco S.A. (GDR) ................     7,019                    201,796
                                                             ------------
                                                                1,053,538
                                                             ------------
MEXICO (2.4%)
Fomento Economico Mexicano
  S.A.* ............................   134,000                    571,864
Grupo Iusacell S.A de C.V.* ........    17,000                    265,625
Grupo Televisa .....................    27,700                  1,909,569
Grupo Televisa S.A. (GDR)* .........     6,500                    448,094
Telefonos de Mexico, Class L
  (ADR) ............................    15,000                    856,875
Telefonos de Mexico S.A.,
  Class L (ADR) ....................    30,000                  1,713,750
                                                             ------------
                                                                5,765,777
                                                             ------------
 TOTAL LATIN AMERICA ...............                            7,145,705
                                                             ------------
OTHER EUROPEAN COUNTRIES (34.9%)
BELGIUM (0.6%)
Dexia ..............................     3,635                    535,660
Fortis (B) .........................    25,550                    742,784
UCB S.A. ...........................     2,460                     90,287
                                                             ------------
                                                                1,368,731
                                                             ------------
FRANCE (10.8%)
Alcatel S.A. .......................    45,300                  2,968,324
Altran Technologies SA .............     1,610                    314,955
Aventis S.A. .......................    30,781                  2,244,485
Aventis S.A.* ......................     3,375                    242,396
Banque Nationale de Paris* .........    22,050                  2,119,950
Canal Plus* ........................     1,200                    201,442
Cap Gemini S.A. ....................     4,200                    739,098
Carrefour S.A. .....................     3,312                    226,183
Compagnie de Saint Gobain ..........     4,290                    579,398
Groupe Danone* .....................     1,180                    156,442
Hermes International* ..............     2,710                    365,748
L'Oreal ............................       270                    233,576
Lafarge S.A. .......................     1,243                     96,505
Legrand ............................     3,680                    824,845
LVMH (Louis Vuitton Moet
  Hennessy) ........................     1,412                    581,667
Sanofi-Synthelabo S.A. .............    33,022                  1,571,666
Schneider S.A. .....................     3,559                    247,803
Societe Generale Paris* ............     6,660                    400,195
Societe Television Francaise
  (T.F.1) ..........................    49,800                  3,467,437
Sodexho ............................     1,568                    284,155
STMicroelectronics N.V.* ...........    15,774                    992,984
Total Fina S.A., Class B ...........    24,647                  3,775,427
Vivendi* ...........................    41,833                  3,688,776
                                                             ------------
                                                               26,323,457
                                                             ------------

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                                 NUMBER                VALUE
                                               OF SHARES              (NOTE 1)
                                          -------------------   -------------------
GERMANY (4.5%)
Allianz AG ............................       3,610             $  1,281,908
Bayer AG ..............................       6,362                  243,329
Bayerische Vereinsbank AG .............     23,588                 1,541,126
Deutsche Bank AG
  (Registered)* .......................     18,461                 1,541,586
Deutsche Telekom AG ...................     20,547                 1,183,700
E.On AG ...............................     15,630                   752,847
Gehe AG ...............................      9,470                   307,104
Infineon Technologies AG
  (ADR) ...............................     15,882                 1,293,658
Rhoen-Kilnikum AG .....................      6,540                   255,751
SAP AG ................................     13,680                 2,066,796
Siemens AG* ...........................      2,509                   375,235
                                                                ------------
                                                                  10,843,040
                                                                ------------
IRELAND (0.2%)
SmartForce Plc ........................     12,244                   587,712
                                                                ------------
ITALY (5.5%)
Alleanza Assicurazioni ................     64,000                   851,551
Banca Intasa S.p.A. ...................   465,425                  2,081,991
Bipop-Carire S.p.A ....................   140,000                  1,100,301
ENI S.p.A. (Registered) ...............   201,683                  1,163,807
Istituto Bancario San Paolo S.p.A.          8,800                    156,034
Mediaset S.p.A. .......................    18,000                    274,694
Mediolanum S.p.A. .....................    57,000                    926,405
Tecnost SpA* ..........................    98,800                    372,229
Telecom Italia Mobile S.p.A. ..........   314,000                  3,204,571
Telecom Italia S.p.A. .................   152,665                  2,096,807
UniCredito Italiano ...................   233,205                  1,114,377
                                                                ------------
                                                                  13,342,767
                                                                ------------
LUXEMBOURG (0.1%)
Societe Europeenne des
  Satellites ..........................     1,140                    191,370
                                                                ------------
NETHERLANDS (6.3%)
ABN-Amro Holdings N.V. ................    10,110                    247,437
Akzo Nobel N.V. .......................     2,220                     94,226
ASM Lithography Holding N.V. * .           40,680                  1,746,799
CSM* ..................................    12,110                    237,940
Equant N.V.* ..........................     7,020                    284,967
FORTIS (NL) N.V. ......................    38,140                  1,109,161
ING Groep N.V. ........................    43,960                  2,968,570
Koninklijke Philips Electronics
  N.V. ................................    61,474                  2,896,509
KPN N.V.* .............................    14,760                    659,557
Royal Dutch Petroleum Co. .............    24,020                  1,491,456
TNT Post Group N.V. ...................     2,100                     56,584
United Pan-Europe
  Communications N.V.* ................    16,560                    432,622
VNU N.V. ..............................    47,990                  2,476,307
Wolters Kluwer N.V.* ..................    26,843                    714,318
                                                                ------------
                                                                  15,416,453
                                                                ------------
PORTUGAL (0.1%)
Jeronimo Martins & Filho ..............    14,253                    234,641
                                                                ------------
SPAIN (2.9%)
Banco Bilbao Vizcaya ..................   105,944                  1,581,420
Banco Santander Central
  Hispano S.A. ........................   130,602                  1,376,476
Endesa S.A. ...........................    58,746                  1,136,885


                                                 NUMBER                VALUE
                                               OF SHARES              (NOTE 1)
                                          -------------------   -------------------
Repsol S.A. ...........................    28,179               $    560,387
Telefonica de Espana S.A.* ............   114,042                  2,447,393
                                                                ------------
                                                                   7,102,561
                                                                ------------
SWITZERLAND (3.9%)
ABB AG Ltd. ...........................     8,064                    964,105
Adecco S.A. (Registered)* .............     3,150                  2,673,382
Credit Suisse Group ...................     4,790                    951,782
Nestle S.A. (Registered) ..............     1,240                  2,479,088
Roche Holding AG ......................        74                    719,564
Swisscom AG (Registered) ..............       620                    214,500
UBS AG* ...............................    10,638                  1,556,844
                                                                ------------
                                                                   9,559,265
                                                                ------------
  TOTAL OTHER EUROPEAN
     COUNTRIES ........................                           84,969,997
                                                                ------------
SCANDINAVIA (6.4%)
DENMARK (0.1%)
Tele Danmark A/S* .....................     4,790                    322,064
                                                                ------------
FINLAND (2.8%)
Nokia OYJ* ............................   136,210                  6,944,054
                                                                ------------
NORWAY (0.2%)
Orkla ASA, Class A ....................    25,320                    480,657
                                                                ------------
SWEDEN (3.3%)
ABB Ltd.* .............................     4,803                    556,034
Atlas Copco AB, Class B ...............     5,690                    106,349
Electrolux AB, Class B ................    23,280                    359,959
Hennes & Mauritz AB, Class B*              37,850                    788,899
Nordbanken AB .........................   147,099                  1,108,075
Nordic Baltic Holding AB ..............    19,183                    139,769
Sandvik AB ............................     6,850                    143,549
Securitas AB, Class B* ................    80,098                  1,696,684
Telefonaktiebolaget LM Ericsson
  AB* .................................   154,550                  3,054,936
                                                                ------------
                                                                   7,954,254
                                                                ------------
 TOTAL SCANDINAVIA ....................                           15,701,029
                                                                ------------
SOUTHEAST ASIA (6.3%)
HONG KONG (3.6%)
Cheung Kong Holdings Ltd. .............   109,000                  1,205,984
China Telecom (Hong Kong)
  Ltd.* ...............................   256,000                  2,257,713
China Unicom* .........................   356,000                    755,795
Dao Heng Bank Group Ltd. ..............    96,000                    424,860
Henderson Land Development
  Co., Ltd. ...........................    92,000                    404,798
Hong Kong Telecommunications
  Ltd. ................................   174,200                    383,238
HSBC Holdings plc .....................    50,800                    579,976
Hutchison Whampoa Ltd. ................   154,600                  1,943,532
Pacific Century CyberWorks Ltd.           398,000                    786,248
Sun Hung Kai Properties Ltd. ..........    26,000                    186,774
                                                                ------------
                                                                   8,928,918
                                                                ------------
KOREA (1.4%)
Korea Telecom Corp. SP (ADR)               17,300                    836,887
Pohang Iron & Steel Co., Ltd. .........     5,430                    130,320
Samsung Electronics Co.
  (Foreign) ...........................     7,498                  2,481,345
                                                                ------------
                                                                   3,448,552
                                                                ------------

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                            NUMBER           VALUE
                                           OF SHARES        (NOTE 1)
                                         ------------   ---------------
SINGAPORE (0.4%)
United Overseas Bank Ltd. ............       135,992    $    889,557
                                                        ------------
TAIWAN (0.9%)
Hon Hai Precision Industry Co.,
  Ltd.* ..............................       101,000         913,849
Taiwan Semiconductor
  Manufacturing Co.* .................       260,080       1,235,856
                                                        ------------
                                                           2,149,705
                                                        ------------
 TOTAL SOUTHEAST ASIA ................                    15,416,732
                                                        ------------
SOUTHERN CENTRAL ASIA (1.1%)
INDIA (1.1%)
Global Tele-Systems Limited ..........        16,000         480,896
Hindustan Lever Ltd. .................        15,000         952,861
ICICI Ltd ............................       110,000         309,059
ICICI Ltd (ADR)* .....................        25,157         471,694
Mahanagar Telephone Nigam
  (Dematerialized) ...................        97,000         466,100
                                                        ------------
 TOTAL SOUTHERN CENTRAL ASIA .........                     2,680,610
                                                        ------------
UNITED KINGDOM (17.8%)
Abbey National plc ...................        26,000         310,708
AstraZeneca Group plc ................        39,168       1,827,844
Baltimore Technologies Plc ...........        70,000         529,445
BG Group plc* ........................        21,133         136,503
BG plc ...............................         4,892          31,599
BP Amoco plc .........................       111,000       1,064,547
Cable & Wireless plc .................       185,200       3,134,900
Cadbury Schweppes plc ................        89,800         589,547
Celltech Group plc ...................        31,000         600,239
Centrica plc .........................        54,800         182,785
Compass Group plc ....................       175,000       2,304,408
David S. Smith Holdings plc ..........        39,000          93,065
Diageo plc ...........................       116,892       1,048,557
Electrocomponents plc ................        31,000         316,532
GKN plc ..............................         7,000          89,264
Glaxo Wellcome plc ...................       154,900       4,515,290
Hays plc .............................        16,400          91,418
Kingfisher plc .......................        87,000         791,603
Ladbroke Group plc ...................        42,000         147,397
Marconi plc ..........................        65,800         856,006
Reed International plc ...............       309,000       2,687,688
Rio Tinto plc ........................        64,000       1,045,578
Royal Bank of Scotland Group
  plc ................................       209,320       3,502,018
Shell Transport & Trading Co.,
  plc (Registered) ...................       421,000       3,512,208
SmithKline Beecham plc ...............       189,600       2,480,887
Standard Chartered plc ...............        61,000         759,420
Tesco plc ............................       129,700         403,185
Tomkins plc ..........................       202,364         657,384
Unilever plc .........................        88,000         532,470
United News & Media plc ..............        34,100         490,039
Vodafone AirTouch plc ................   1,558,625         6,295,141


                                            NUMBER           VALUE
                                           OF SHARES        (NOTE 1)
                                         ------------   ---------------
WPP Group plc ........................     153,000      $  2,233,425
                                                        ------------
 TOTAL UNITED KINGDOM ................                    43,261,100
                                                        ------------
TOTAL COMMON STOCKS (91.4%)
  (Cost $184,636,894).................                   222,838,429
                                                        ------------
PREFERRED STOCKS:
AUSTRALIA (0.9%)
News Corp., Ltd. .....................     189,404         2,281,097
                                                        ------------
BRAZIL (1.9%)
Banco Itau S.A. ......................   2,340,000           205,650
Petrobras S.A. .......................      52,837         1,596,682
Telebras S.A. (ADR) ..................      25,020         2,430,068
Teleps-Telecominicacoes de Sao
  Paulo S.A. .........................   8,327,179           155,601
Telesp Celular S.A. ..................   8,864,019           159,734
                                                        ------------
                                                           4,547,735
                                                        ------------
GERMANY (0.1%)
SAP AG (Non Voting) ..................         810           151,270
                                                        ------------
TOTAL PREFERRED STOCKS (2.9%)
  (Cost $5,968,904) ..................                     6,980,102
                                                        ------------
RIGHTS:
ITALY (0.0%)
Banca Intesa S.p.A. (Cost $0).........     106,211             2,431
                                                        ------------
TOTAL INVESTMENTS (94.3%)
  (Cost $190,605,798) ................                   229,820,962
OTHER ASSETS
 LESS LIABILITIES (5.7%) .............                    13,885,743
                                                        ------------
NET ASSETS (100%) ....................                  $243,706,705
                                                        ============


MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Common Stocks
Basic Materials ..............................              1.0%
Business Services ............................             10.9
Capital Goods ................................              1.0
Consumer Cyclicals ...........................              5.9
Consumer Non-Cyclicals .......................             11.5
Credit Sensitive .............................             24.6
Diversified ..................................              5.1
Energy .......................................              6.1
Technology
  Computer Hardware ..........................     0.8
  Computer Software ..........................     0.6
  Diversified Telecommunications Services          7.6
  Electronics ................................    14.7
  Office Equipment ...........................     0.1
  Office Equipment services ..................     0.4
  Wireless Telecommunications ................     9.7     33.9
                                                  ----    -----
                                                          100.0%
                                                          =====

----------
*     Non-income producing.

  Glossary:
  ADR--American Depositary Receipt
     GDR--Global Depositary Receipt
     Dematerialized--Securities changed from paper to electronic format.

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2000 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $86,018,834
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     48,934,192

As of June 30, 2000, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $ 48,175,595
Aggregate gross unrealized depreciation .........       (8,960,431)
                                                      ------------
Net unrealized appreciation .....................     $ 39,215,164
                                                      ============
Federal income tax cost of investments ..........     $190,605,798
                                                      ============

At June 30, 2000, the Portfolio had loaned securities with a total value of $18,385,108 which was secured by collateral of $19,025,498.

For the period from January 1, 2000 to June 30, 2000, the Portfolio incurred approximately $2,070, $1,612, and $1,617 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., Jardine Fleming Co. and Robert Fleming Co., respectively, as affiliated broker/dealers.





































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)




                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (4.5%)
CHEMICALS--SPECIALTY (0.2%)
Lubrizol Corp. ......................     11,500              $    241,500
                                                              ------------
METALS & MINING (3.1%)
Freeport McMoran Copper &
  Gold, Inc., Class B* ..............   132,300                  1,223,775
Pride International, Inc.* ..........   113,250                  2,802,937
                                                              ------------
                                                                 4,026,712
                                                              ------------
PAPER (0.2%)
Packaging Corporation of America         22,400                    226,800
                                                              ------------
STEEL (1.0%)
Bethlehem Steel Corp.* ..............   271,000                    965,438
National Steel Corp., Class B .......   100,000                    418,750
                                                              ------------
                                                                 1,384,188
                                                              ------------
 TOTAL BASIC MATERIALS ..............                            5,879,200
                                                              ------------
BUSINESS SERVICES (7.7%)
PRINTING, PUBLISHING,
  BROADCASTING (1.3%)
Insight Communications ..............    88,000                  1,375,000
NBC Internet, Inc. ..................    26,500                    331,250
                                                              ------------
                                                                 1,706,250
                                                              ------------
PROFESSIONAL SERVICES (1.3%)
Cambridge Tech Partner, Inc.* .......    50,000                    435,938
Interim Services, Inc.* .............    73,300                  1,301,075
                                                              ------------
                                                                 1,737,013
                                                              ------------
TRUCKING, SHIPPING (5.1%)
Airborne Freight Corp. ..............    96,700                  1,831,256
GATX Corp. ..........................    37,300                  1,268,200
Landstar Systems, Inc. ..............    40,200                  2,394,412
M.S. Carriers, Inc.* ................    61,100                  1,076,888
                                                              ------------
                                                                 6,570,756
                                                              ------------
 TOTAL BUSINESS SERVICES ............                           10,014,019
                                                              ------------
CAPITAL GOODS (8.5%)
BUILDING & CONSTRUCTION (5.1%)
Elcor Corp. .........................    87,400                  2,010,200
Walter Industries, Inc. .............   263,800                  3,017,213
Watts Industries, Inc., Class A .....   124,200                  1,568,025
                                                              ------------
                                                                 6,595,438
                                                              ------------
ELECTRICAL EQUIPMENT (2.2%)
Harman International Industries,
  Inc. ..............................    47,100                  2,873,100
                                                              ------------
MACHINERY (1.2%)
Graco, Inc. .........................    38,574                  1,253,655
Kulicke & Soffa Industries* .........     6,000                    356,250
                                                              ------------
                                                                 1,609,905
                                                              ------------
 TOTAL CAPITAL GOODS ................                           11,078,443
                                                              ------------
CONSUMER CYCLICALS (8.7%)
APPAREL & TEXTILES (1.7%)
Westpoint Stevens, Inc. .............   201,500                  2,241,687
                                                              ------------
AUTO RELATED (1.3%)
Aftermarket Technology Corp.* .......   200,300                  1,702,550
                                                              ------------


                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
FOOD SERVICES, LODGING (1.9%)
Morrison Management Specialist,
  Inc. ..............................    86,320               $  2,433,145
                                                              ------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.9%)
La-Z-Boy, Inc. ......................    88,000                  1,232,000
                                                              ------------
LEISURE RELATED (1.8%)
SCP Pool Corp.* .....................   100,500                  2,361,750
                                                              ------------
RETAIL--GENERAL (1.1%)
AnnTaylor Stores Corp.* .............    43,400                  1,437,625
                                                              ------------
 TOTAL CONSUMER CYCLICALS ...........                           11,408,757
                                                              ------------
CONSUMER NON-CYCLICALS (8.5%)
CONTAINERS (2.9%)
Gaylord Container Corp., Class A         43,418                    116,686
Ivex Packaging Corp.* ...............   325,400                  3,620,075
                                                              ------------
                                                                 3,736,761
                                                              ------------
DRUGS (2.1%)
Laboratory Corp. Of America
  Holdings ..........................    18,000                  1,388,250
Quest Diagnostics, Inc.* ............    18,600                  1,390,350
                                                              ------------
                                                                 2,778,600
                                                              ------------
HOSPITAL SUPPLIES & SERVICES (3.5%)
ICU Medical, Inc. ...................    67,800                  1,830,600
Lifepoint Hospitals, Inc.* ..........    66,100                  1,470,725
Universal Health Services, Inc. .....    19,600                  1,293,600
                                                              ------------
                                                                 4,594,925
                                                              ------------
 TOTAL CONSUMER NON-CYCLICALS                                   11,110,286
                                                              ------------
CREDIT SENSITIVE (31.6%)
BANKS (6.8%)
Century Bancorp, Inc., Class A ......   157,900                  1,934,275
City National Corp. .................    56,500                  1,963,375
Prosperity Bancshares, Inc. .........   202,500                  3,265,313
Texas Regional Bancshares, Inc.,
  Class A ...........................    69,625                  1,766,734
                                                              ------------
                                                                 8,929,697
                                                              ------------
FINANCIAL SERVICES (3.2%)
AmeriCredit Corp.* ..................   115,300                  1,960,100
Webster Financial Corp. .............    96,700                  2,145,531
                                                              ------------
                                                                 4,105,631
                                                              ------------
INSURANCE (8.4%)
Delphi Financial Group, Inc.,
  Class A* ..........................    37,300                  1,265,869
HCC Insurance Holdings, Inc. ........   105,600                  1,993,200
Mercury General Corp. ...............    87,400                  2,064,825
National Western Life Insurance
  Co., Class A ......................    16,950                  1,220,400
Radian Group, Inc. ..................    28,489                  1,474,306
StanCorp Financial Group, Inc. ......    90,500                  2,907,312
                                                              ------------
                                                                10,925,912
                                                              ------------
REAL ESTATE (8.2%)
BRE Properties, Class A .............    43,700                  1,261,837
CenterPoint Properties Corp. ........    53,300                  2,171,975
Essex Property Trust, Inc. ..........    37,400                  1,570,800
Grove Property Trust ................    10,800                    175,500

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2000 (Unaudited)




                                               NUMBER                 VALUE
                                              OF SHARES              (NOTE 1)
                                        --------------------   -------------------
Home Properties of New York,
  Inc. ..............................         79,200           $  2,376,000
Mission West Properties, Inc. .......        239,100              2,510,550
Urban Shopping Centers, Inc. ........         19,050                641,747
                                                               ------------
                                                                 10,708,409
                                                               ------------
UTILITY--ELECTRIC (5.0%)
Idacorp, Inc. .......................         62,600              2,018,850
NSTAR ...............................         56,810              2,311,457
UniSource Energy Corp.* .............        147,100              2,206,500
                                                               ------------
                                                                  6,536,807
                                                               ------------
 TOTAL CREDIT SENSITIVE .............                            41,206,456
                                                               ------------
DIVERSIFIED (1.1%)
MISCELLANEOUS (1.1%)
Packaged Ice, Inc.* .................        344,000              1,419,000
                                                               ------------
ENERGY (11.4%)
OIL--DOMESTIC (4.2%)
Cross Timbers Oil Co. ...............         62,700              1,387,238
HS Resources, Inc.* .................         41,200              1,236,000
Newpark Resources, Inc.* ............        299,500              2,826,531
                                                               ------------
                                                                  5,449,769
                                                               ------------
OIL--SUPPLIES & CONSTRUCTION (7.2%)
Barrett Resources Corp.* ............         37,100              1,129,231
Evergreen Resources, Inc.* ..........        109,200              3,235,050
Global Industries, Ltd.* ............        149,500              2,821,812
Varco International, Inc. ...........         94,316              2,192,847
                                                               ------------
                                                                  9,378,940
                                                               ------------
 TOTAL ENERGY .......................                            14,828,709
                                                               ------------
TECHNOLOGY (11.4%)
COMPUTER HARDWARE (0.6%)
Storage Technology Corp.* ...........         33,200                363,125
Western Digital Corp.* ..............         83,000                415,000
                                                               ------------
                                                                    778,125
                                                               ------------
COMPUTER SOFTWARE (3.4%)
Avant! Corp.* .......................         87,200              1,633,638
Hypercom Corp. ......................         28,800                414,000
J.D. Edwards & Co.* .................         22,400                337,400
JDA Software Group, Inc.* ...........         22,800                437,475
New Era of Networks, Inc.* ..........         11,900                505,750
Softnet Systems, Inc.* ..............         34,300                330,138
Structural Dynamics Research* .......         27,900                420,244
Transaction Systems Architechs,
  Inc., Class A* ....................         23,100                395,587
                                                               ------------
                                                                  4,474,232
                                                               ------------


                                               NUMBER                 VALUE
                                              OF SHARES              (NOTE 1)
                                        --------------------   -------------------
DIVERSIFIED TELECOMMUNICATIONS
  SERVICES (0.9%)
Allen Telecom, Inc.* ................         24,700           $    436,881
Futurelink Distribution Corp.* ......         48,500                348,594
Network Equipment
  Technologies, Inc.* ...............         38,400                386,400
                                                               ------------
                                                                  1,171,875
                                                               ------------
ELECTRONICS (4.7%)
Audiovox Corp. ......................         15,800                348,588
Avid Technology, Inc.* ..............         39,400                472,800
Electroglas, Inc.* ..................         16,100                346,150
Integrated Device Technology,
  Inc.* .............................         25,300              1,514,837
Kent Electronics Corp.* .............         13,550                403,959
LoJack Corp.* .......................        269,700              1,871,044
Sensormatics Electronics Corp.* .....         22,300                352,619
Ultratech Stepper, Inc.* ............         25,800                383,775
UNOVA, Inc.* ........................         55,400                405,112
                                                               ------------
                                                                  6,098,884
                                                               ------------
OFFICE EQUIPMENT (0.6%)
Exabyte Corp.* ......................        160,400                721,800
                                                               ------------
OFFICE EQUIPMENT SERVICES (1.0%)
National Data Corp. .................         59,200              1,361,600
                                                               ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.2%)
Metricom, Inc.* .....................         11,100                309,413
                                                               ------------
 TOTAL TECHNOLOGY ...................                            14,915,929
                                                               ------------
TOTAL COMMON STOCKS (93.4%)
  (Cost $117,430,934) ...............                           121,860,799
                                                               ------------
                                             PRINCIPAL
                                               AMOUNT
                                             -------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (6.0%)
Chase Nassau
  6.26%, 07/03/00
  (Amortized Cost $7,784,218) .......   $7,784,218                7,784,218
                                                               ------------
TOTAL INVESTMENTS (99.4%)
  (Cost/Amortized Cost
  $125,215,152) .....................                           129,645,017
OTHER ASSETS
  LESS LIABILITIES (0.6%) ...........                               734,286
                                                               ------------
NET ASSETS (100%) ...................                          $130,379,303
                                                               ============

---------------------

*     Non-income producing.

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2000 (Unaudited)


--------------------------------------------------------------------------------
Investment in companies which were affiliates for the period from January 1, 2000 to June 30, 2000 were as follows:







                             MARKET VALUE
                             DECEMBER 31,   PURCHASES      SALES       MARKET VALUE   DIVIDEND      REALIZED
         SECURITIES              1999        AT COST      AT COST     JUNE 30, 2000    INCOME      GAIN (LOSS)
--------------------------- -------------- ----------- ------------- --------------- ---------- ----------------
Western Water Co. .........    $787,134        $--      $6,136,211         $--           $--      $ (5,957,951)
                                                                                                  ============

Investment security transactions for the period ended June 30, 2000 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $85,607,959
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     98,052,990

As of June 30, 2000 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  16,651,909
Aggregate gross unrealized depreciation .........      (12,222,044)
                                                     -------------
Net unrealized appreciation .....................    $   4,429,865
                                                     =============
Federal income tax cost of investments ..........    $ 125,215,152
                                                     =============

At June 30, 2000, the Portfolio had loaned securities with a total value of
                           $10,259,157 which was secured by collateral of $10,513,200.

The portfolio has a net capital loss carryforward of $14,155,545, which expires in the year 2006 and $12,520,421, which expires in the year 2007.































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)


Note 1 Organization and Significant Accounting Policies

     EQ Advisors Trust (the "Trust") was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with thirty-eight diversified portfolios and three non-diversified portfolios (each a "Portfolio"). The non-diversified Portfolios are: the Lazard Small Cap Value Portfolio, Mercury World Strategy Portfolio (formerly known as Merrill Lynch World Strategy Portfolio) and Morgan Stanley Emerging Markets Equity Portfolio. Effective October 18, 1999, the Class IA and Class IB shares of 14 new Portfolios of the Trust were substituted for the same class of shares of 14 corresponding portfolios of the Hudson River Trust ("HRT"). For accounting purposes, this transaction was treated as a continuation of the business of the former HRT Portfolios. Alliance Capital Management L.P. ("Alliance") continues to serve as Adviser for each of the 14 new Portfolios. The agreement for this transaction states that, with respect to the 14 new Portfolios advised by Alliance, the Manager will not use the powers granted to it under the Multi-Manager Order (i) to terminate Alliance as investment adviser ("Adviser") and the Trust for these Portfolios or to select new or additional Advisers for those Portfolios or (ii) to materially modify the Investment Advisory Agreement between the Manager and Alliance without first obtaining shareholders' approval to utilize the powers granted under the Multi-Manager Order or the approval of shareholders to materially modify the Investment Advisory Agreement.

     Effective May 1, 2000, the name of Alliance Aggressive Stock Portfolio was changed to the "EQ/Aggressive Stock Portfolio," the Alliance Balanced Portfolio was changed to the "EQ/Balanced Portfolio," the JPM Core Bond Portfolio was changed to the "J.P. Morgan Core Bond Portfolio," the Merrill Lynch Basic Value Equity Portfolio was changed to the "Mercury Basic Value Equity Portfolio," and the Merrill Lynch World Strategy Portfolio was changed to the "Mercury World Strategy Portfolio." EQ/Alliance Technology Portfolio commenced operations on May 1, 2000.

     The EQ/Aggressive Stock and EQ/Balanced Portfolios employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in two different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Portfolio.

     The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the six months ended June 30, 2000, the Trust had Class IB shares outstanding for each Portfolio. In addition, as of and during the six months ended June 30, 2000, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statements of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable") and Equitable of Colorado, Inc. ("EOC") as well as insurance companies that are not affiliated with Equitable or EOC and to The Equitable Investment Plan for Employees, Managers and Agents.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


     The investment objectives and certain investment policies of each Portfolio are as follows:

     EQ/Aggressive Stock Portfolio (formerly known as Alliance Aggressive Stock Portfolio) (advised by Alliance and the Massachusetts Financial Services Company) -- Seeks to achieve long-term growth of capital.

     EQ/Balanced Portfolio (formerly known as Alliance Balanced Portfolio) (advised by Alliance, Capital Guardian Trust Company and Jennison Associates) -- Seeks to achieve a high return through both appreciation of capital and current income.

     Alliance Common Stock Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of its capital and increase income.

     Alliance Conservative Investors Portfolio (advised by Alliance) -- Seeks to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.

     Alliance Equity Index Portfolio (advised by Alliance) -- Seeks a total return before expenses that approximates the total return performance of the Standard & Poor's 500 Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

     Alliance Global Portfolio (advised by Alliance) -- Seeks long-term growth of capital

     Alliance Growth and Income Portfolio (advised by Alliance) -- Seeks to provide a high total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

     Alliance Growth Investors Portfolio (advised by Alliance) -- Seeks to achieve the highest total return consistent with the Adviser's determination of reasonable risk.

     Alliance High Yield Portfolio (advised by Alliance) -- Seeks to achieve a high return by maximizing current income and, to the extent consistent with that objective, capital appreciation.

     Alliance Intermediate Government Securities Portfolio (advised by Alliance) -- Seeks to achieve high current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities.

     Alliance International Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-United States companies with prospects for growth.

     Alliance Money Market Portfolio (advised by Alliance) -- Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

     EQ/Alliance Premier Growth Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital by primarily investing in equity securities of a limited number of large, carefully selected, high-quality United States companies that are judged, by the Adviser, likely to achieve superior earnings growth.

     Alliance Quality Bond Portfolio (advised by Alliance) -- Seeks to achieve high current income consistent with preservation of capital by investing primarily in investment grade fixed income securities.

     Alliance Small Cap Growth Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital

     EQ/Alliance Technology Portfolio (advised by Alliance) -- Seeks to achieve growth of capital. Current income is incidental to the Portfolio's objective.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


     BT Equity 500 Index Portfolio (advised by Bankers Trust Company) --Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Standard & Poor's 500 Index.

     BT International Equity Index Portfolio (advised by Bankers Trust Company) -- Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the MSCI EAFE Index.

     BT Small Company Index Portfolio (advised by Bankers Trust Company) -- Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

     Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc.) -- Seeks long-term capital appreciation.

     Capital Guardian International Portfolio (advised by Capital Guardian Trust Company) -- Seeks to achieve long-term growth of capital by investing primarily in non-United States equity securities.

     Capital Guardian Research Portfolio (advised by Capital Guardian Trust Company) -- Seeks to achieve long-term growth of capital.

     Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian Trust Company) -- Seeks to achieve long-term growth of capital.

     EQ/Evergreen Portfolio (advised by Evergreen Asset Management Corp.) -- Seeks capital appreciation.

     EQ/Evergreen Foundation Portfolio (advised by Evergreen Asset Management Corp.) -- Seeks to provide, in order of priority, reasonable income, conservation of capital and capital appreciation.

     J.P. Morgan Core Bond Portfolio (formerly known as JPM Core Bond Portfolio) (advised by J.P. Morgan Investment Management Inc.) -- Seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

     Lazard Large Cap Value Portfolio (advised by Lazard Asset Management) -- Seeks capital appreciation by investing primarily in equity securities of companies with relatively large market capitalizations (i.e., companies having market capitalizations of at least $3 billion at the time of initial purchase) that appear to the Adviser to be inexpensively priced relative to the return on total capital or equity.

     Lazard Small Cap Value Portfolio (advised by Lazard Asset Management) -- Seeks capital appreciation by investing in equity securities of United States companies with small market capitalizations (i.e., companies in the range of companies represented in the Russell 2000 Index) that the Adviser considers inexpensively priced relative to the return on total capital or equity.

     Mercury Basic Value Equity Portfolio (formerly known as Merrill Lynch Basic Value Equity Portfolio) (advised by Merrill Lynch Asset Management, L.P.) -- Seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that the Adviser of the Portfolio believes are undervalued and therefore represent basic investment value.

     Mercury World Strategy Portfolio (formerly known as Merrill Lynch World Strategy Portfolio) (advised by Merrill Lynch Asset Management, L.P.) -- Seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of United States and foreign issuers.

     MFS Emerging Growth Companies Portfolio (advised by Massachusetts Financial Services Company) -- Seeks to provide long-term capital growth.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


     MFS Growth with Income Portfolio (advised by Massachusetts Financial Services Company) -- Seeks to provide reasonable current income and long-term growth of capital and income.

     MFS Research Portfolio (advised by Massachusetts Financial Services Company) -- Seeks to provide long-term growth of capital and future income.

     Morgan Stanley Emerging Markets Equity Portfolio (advised by Morgan Stanley Asset Management) -- Seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

     EQ/Putnam Balanced Portfolio (advised by Putnam Investment Management, Inc.) -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds that will produce both capital growth and current income.

     EQ/Putnam Growth & Income Value Portfolio (advised by Putnam Investment Management, Inc.) -- Seeks capital growth. Current income is a secondary objective.

     EQ/Putnam International Equity Portfolio (advised by Putnam Investment Management, Inc.) -- Seeks capital appreciation.

     EQ/Putnam Investors Growth Portfolio (advised by Putnam Investment Management, Inc.) -- Seeks long-term growth of capital and any increased income that results from this growth.

     T. Rowe Price Equity Income Portfolio (advised by T. Rowe Price Associates, Inc.) -- Seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

     T. Rowe Price International Stock Portfolio (advised by Rowe Price-Fleming International, Inc.) -- Seeks long-term growth of capital through investment primarily in common stocks of established non-United States companies.

     Warburg Pincus Small Company Value Portfolio (advised by Warburg Pincus Asset Management, Inc.) -- Seeks long-term capital appreciation.

     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


Valuation:

     Stocks listed on national securities exchanges or included on the NASDAQ stock market are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. However, if the bid price is higher or the asked price is lower than the previous last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value as determined in good faith by the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Except for the Alliance Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Alliance Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

     Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value as determined in good faith by the Board of Trustees.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees

     Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains of $1,672 in the Statement of Assets and Liabilities for the Morgan Stanley Emerging Markets Equity Portfolio. Realized Gain (Loss) on Securities is presented net of foreign taxes on realized gains of $175,864 in the Statement of Operations for the Morgan Stanley Emerging Markets Equity Portfolio.

     Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


     All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

     Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities -- at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses -- at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.


Taxes:

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions.


Organizational Expense:

     Costs incurred by the Trust in connection with its organization have been allocated equally to and capitalized by each of the Portfolios that commenced operations on May 1, 1997 and are deferred and amortized on a straight line basis over a 60-month period from the date the Portfolios commenced operations. On December 31, 1997 an additional $188,040 in organizational costs was capitalized and allocated evenly among the BT Equity 500 Index Portfolio, BT International Equity Index Portfolio, BT Small Company Index Portfolio, J.P. Morgan Core Bond Portfolio (formerly JPM Core Bond Portfolio), Lazard Large Cap Value Portfolio and the Lazard Small Cap Value Portfolio in connection with their organization. Each of these Portfolios commenced operations on January 1, 1998.

     The Manager has elected to waive the obligations of the Trust under the Organizational Expense Reimbursement Agreement to reimburse and pay the Manager for organization expenses incurred with

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


the formation of the EQ/Alliance Premier Growth Portfolio, Calvert Socially Responsible Portfolio, Capital Guardian International Portfolio, Capital Guardian Research Portfolio, Capital Guardian U.S. Equity Portfolio, EQ/Evergreen Portfolio, EQ/Evergreen Foundation Portfolio and MFS Growth with Income Portfolio.


Securities Lending:

     For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank The Chase Manhattan Bank ("Chase") acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. Chase will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. Chase invests the cash collateral and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 2000, the cash collateral received by each Portfolio for securities loaned was invested by Chase in short-term investments, a money market fund and repurchase agreements in which each Portfolio has a pro rata interest equal to the amount of cash collateral contributed.


Repurchase Agreements:

     Certain Portfolios may enter into repurchase agreements with qualified and Board of Trustees approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.


Options Written:

     Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.


Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios' securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt. During the period the futures contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

     Certain Portfolios may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they hold, and maintain until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

     Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The Advisers, as defined below, may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").


Swaps:

     Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis,

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees.


Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The contract amounts of these covered written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.


Note 2 Management of the Trust

     Effective September 17, 1999, the Trust's investment management agreement (the "Management Agreement") with AXA Advisors LLC, formerly known as EQ Financial consultants, Inc. ("EQFC"), an indirect wholly-owned subsidiary of Equitable, was transferred to Equitable (the new "Manager"). The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with investment advisers ("Advisers") to manage the investment operations and composition of each and every Portfolio;
(iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the four months ended April 30, 2000, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable quarterly as follows:

  0.25% OF AVERAGE DAILY NET ASSETS OF THE
   BT Equity 500 Index Portfolio
   BT Small Company Index Portfolio
  0.35% OF AVERAGE DAILY NET ASSETS OF THE
   BT International Equity Index Portfolio
  0.45% OF AVERAGE DAILY NET ASSETS OF THE
   J.P. Morgan Core Bond Portfolio (formerly JPM Core Bond Portfolio)
  0.55% OF AVERAGE DAILY NET ASSETS OF THE
   Lazard Large Cap Value Portfolio
   Mercury Basic Value Equity Portfolio (formerly Merrill Lynch Basic Value Equity Portfolio)
   MFS Emerging Growth Companies Portfolio

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


   MFS Growth with Income Portfolio
   MFS Research Portfolio
   EQ/Putnam Balanced Portfolio
   EQ/Putnam Growth & Income Value Portfolio
   EQ/Putnam Investors Growth Portfolio
   T. Rowe Price Equity Income Portfolio
  0.63% OF AVERAGE DAILY NET ASSETS OF THE
   EQ/Evergreen Foundation Portfolio
  0.65% OF AVERAGE DAILY NET ASSETS OF THE
   Calvert Socially Responsible Portfolio
   Capital Guardian Research Portfolio
   Capital Guardian U.S. Equity Portfolio
   Warburg Pincus Small Company Value Portfolio
  0.70% OF AVERAGE DAILY NET ASSETS OF THE
   Mercury World Strategy Portfolio (formerly Merrill Lynch World Strategy Portfolio)
   EQ/Putnam International Equity Portfolio
  0.75% OF AVERAGE DAILY NET ASSETS OF THE
   Capital Guardian International Portfolio
   EQ/Evergreen Portfolio
   T. Rowe Price International Stock Portfolio
  0.80% OF AVERAGE DAILY NET ASSETS OF THE
   Lazard Small Cap Value Portfolio
  0.90% OF AVERAGE DAILY NET ASSETS OF THE
   EQ/Alliance Premier Growth Portfolio
  1.15% OF AVERAGE DAILY NET ASSETS OF THE
   Morgan Stanley Emerging Markets Equity Portfolio

     For the period January 1, 1999 through October 17, 1999, Alliance acted as Manager and received fees from the following Portfolios at the following rates. For the period October 18, 1999 through April 30, 2000, Alliance became Adviser of the Portfolios and Equitable became Manager. As Manager, Equitable received an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable quarterly as follows:



                                                       FIRST          NEXT          NEXT          NEXT
PORTFOLIO                                          $750 MILLION   $750 MILLION   $1 BILLION   $2.5 BILLION   THEREAFTER
------------------------------------------------- -------------- -------------- ------------ -------------- -----------
Alliance Aggressive Stock .......................       .625%          .575%         .525%         .500%       .475  %
Alliance Balanced ...............................       .450%          .400%         .350%         .325%       .300  %
Alliance Common Stock ...........................       .475%          .425%         .375%         .355%        .345%*
Alliance Conservative Investors .................       .475%          .425%         .375%         .350%       .325  %
Alliance Equity Index ...........................       .325%          .300%         .275%         .255%       .245  %
Alliance Global .................................       .675%          .600%         .550%         .530%       .520  %
Alliance Growth and Income ......................       .550%          .525%         .500%         .480%       .470  %
Alliance Growth Investors .......................       .550%          .500%         .450%         .425%       .400  %
Alliance High Yield .............................       .600%          .575%         .550%         .530%       .520  %
Alliance Intermediate Government Securities .....       .500%          .475%         .450%         .430%       .420  %
Alliance International ..........................       .900%          .825%         .800%         .780%       .770  %
Alliance Money Market ...........................       .350%          .325%         .300%         .280%       .270  %
Alliance Quality Bond ...........................       .525%          .500%         .475%         .455%       .445  %
Alliance Small Cap Growth .......................       .900%          .850%         .825%         .800%       .775  %

----------

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.


     Effective May 1, 2000, the Management fees are as follows:




INDEX PORTFOLIOS
-------------------------------------------------
Alliance Equity Index ...........................          0.250%
BT Equity 500 Index .............................          0.250%
BT International Equity Index ...................          0.350%
BT Small Company Index ..........................          0.250%
                                                       FIRST           NEXT
DEBT PORTFOLIOS                                   $750 MILLION     $750 MILLION
------------------------------------------------- --------------   ---------------
Alliance High Yield .............................          0.600%            0.575%
Alliance Intermediate Government Securities .....          0.500%            0.475%
Alliance Money Market ...........................          0.350%            0.325%
Alliance Quality Bond ...........................          0.525%            0.500%
J.P. Morgan Core Bond Portfolio (formerly JPM
 Core Bond Portfolio) ...........................          0.450%            0.425%



INDEX PORTFOLIOS
-------------------------------------------------
Alliance Equity Index ...........................
BT Equity 500 Index .............................
BT International Equity Index ...................
BT Small Company Index ..........................
                                                     NEXT             NEXT
DEBT PORTFOLIOS                                   $1 BILLION      $2.5 BILLION      THEREAFTER
---------------------------------------------------------------   ---------------   -----
Alliance High Yield .............................         0.550%            0.530%         0.520%
Alliance Intermediate Government Securities .....         0.450%            0.430%         0.420%
Alliance Money Market ...........................         0.300%            0.280%         0.270%
Alliance Quality Bond ...........................         0.475%            0.455%         0.445%
J.P. Morgan Core Bond Portfolio (formerly JPM
 Core Bond Portfolio) ...........................         0.400%            0.380%         0.370%


                                                             FIRST          NEXT           NEXT           NEXT
EQUITY PORTFOLIOS                                         $1 BILLION     $1 BILLION     $3 BILLION     $5 BILLION     THEREAFTER
------------------------------------------------------   ------------   ------------   ------------   ------------   -----------
EQ/Aggressive Stock Portfolio (formerly
 Alliance Aggressive Stock Portfolio) ................       0.650%         0.600%         0.575%         0.550%         0.525%
EQ/Balanced Portfolio (formerly Alliance
 Balanced Portfolio) .................................       0.600%         0.550%         0.525%         0.500%         0.475%
Alliance Common Stock ................................       0.550%         0.500%         0.475%         0.450%         0.425%
Alliance Conservative Investors ......................       0.600%         0.550%         0.525%         0.500%         0.475%
Alliance Global ......................................       0.750%         0.700%         0.675%         0.650%         0.625%
Alliance Growth and Income ...........................       0.600%         0.550%         0.525%         0.500%         0.475%
Alliance Growth Investors ............................       0.600%         0.550%         0.525%         0.500%         0.475%
Alliance International ...............................       0.850%         0.800%         0.775%         0.750%         0.725%
Alliance Small Cap Growth ............................       0.750%         0.700%         0.675%         0.650%         0.625%
Calvert Socially Responsible .........................       0.650%         0.600%         0.575%         0.550%         0.525%
Capital Guardian International .......................       0.850%         0.800%         0.775%         0.750%         0.725%
Capital Guardian Research ............................       0.650%         0.600%         0.575%         0.550%         0.525%
Capital Guardian U.S. Equity .........................       0.650%         0.600%         0.575%         0.550%         0.525%
EQ/Alliance Premier Growth ...........................       0.900%         0.850%         0.825%         0.800%         0.775%
EQ/Alliance Technology ...............................       0.900%         0.850%         0.825%         0.800%         0.775%
EQ/Evergreen Foundation ..............................       0.600%         0.550%         0.525%         0.500%         0.475%
EQ/Evergreen .........................................       0.650%         0.600%         0.575%         0.550%         0.525%
EQ/Putnam Balanced ...................................       0.600%         0.550%         0.525%         0.500%         0.475%
EQ/Putnam Growth & Income Value ......................       0.600%         0.550%         0.525%         0.500%         0.475%
EQ/Putnam International Equity .......................       0.850%         0.800%         0.775%         0.750%         0.725%
EQ/Putnam Investors Growth ...........................       0.650%         0.600%         0.575%         0.550%         0.525%
Lazard Large Cap Value ...............................       0.650%         0.600%         0.575%         0.550%         0.525%
Lazard Small Cap Value ...............................       0.750%         0.700%         0.675%         0.650%         0.625%
Mercury Basic Value Equity Portfolio (formerly
 Merrill Lynch Basic Value Equity Portfolio) .........       0.600%         0.550%         0.525%         0.500%         0.475%
Mercury World Strategy Portfolio (formerly
 Merrill Lynch World Strategy Portfolio) .............       0.700%         0.650%         0.625%         0.600%         0.575%
MFS Emerging Growth Companies ........................       0.650%         0.600%         0.575%         0.550%         0.525%
MFS Growth with Income ...............................       0.600%         0.550%         0.525%         0.500%         0.475%

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)



                                                       FIRST          NEXT           NEXT           NEXT
EQUITY PORTFOLIOS                                   $1 BILLION     $1 BILLION     $3 BILLION     $5 BILLION     THEREAFTER
------------------------------------------------   ------------   ------------   ------------   ------------   -----------
MFS Research ...................................       0.650%         0.600%         0.575%         0.550%         0.525%
Morgan Stanley Emerging Markets Equity .........       1.150%         1.100%         1.075%         1.050%         1.025%
T. Rowe Price Equity Income ....................       0.600%         0.550%         0.525%         0.500%         0.475%
T. Rowe Price International Stock ..............       0.850%         0.800%         0.775%         0.750%         0.725%
Warburg Pincus Small Company Value .............       0.750%         0.700%         0.675%         0.650%         0.625%

     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to:
(i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.


     For five Portfolios (i.e., Lazard Large Cap Value, T. Rowe Price International Stock, EQ/Putnam Growth and Income Value, EQ/Putnam Balanced, and Warburg Pincus Small Cap Value Portfolios) the Manager has agreed not to implement any increase in the applicable management fee rates (as approved by shareholders) until July 31, 2001, unless the Board agrees that such a management fee increase should be put into operation earlier.


Note 3 Administrative Fees


     For the four months ending April 30, 2000 Chase Global Funds Services Company ("Chase Global"), a corporate affiliate of Chase, served as administrator for the Trust pursuant to an administrative services agreement with Chase Global. Under that agreement Chase Global provides certain fund accounting, compliance and administrative services to the Trust. For such services, Chase Global received compensation at the annual rate of 0.0525 of 1% of the total Trust assets, plus $25,000 for each Portfolio, until the total Trust assets reach $2.0 billion, and when the total Trust assets exceed $2.0 billion Chase Global receives: 0.0425 of 1% of the next $500 million of the total Trust assets; 0.035 of 1% of the next $2.0 billion of the total Trust assets; 0.025 of 1% of the next $1.0 billion of the total Trust assets; 0.015 of 1% of the next $2.5 billion of the total Trust assets; and 0.01 of 1% of the total Trust assets in excess of $8.0 billion; except that the annual fee payable to Chase Global with respect to any Portfolio which commenced operations after July 1, 1997 and whose assets do not exceed $200 million shall be computed at the annual rate of 0.0525 of 1% of the Portfolio's total assets plus $25,000. Effective May 1, 2000 Equitable serves as Administrator to the Trust. As Administrator, Equitable provides the Trust with necessary administrative, fund accounting, and compliance services. Equitable may carry out its responsibilities either directly or through sub-contracting with third party service providers. For these services, the Trust pays Equitable a monthly fee at an annual rate of 0.04 of 1% of total Trust Assets, plus $30,000 for each Portfolio, until the total Trust assets reach $3 billion; 0.03 of 1%of the next $3 billion of the total Trust assets; 0.025 of 1% of the next $4 billion of the Trust assets; and 0.0225 of 1% of the total Trust assets in excess of $10 billion. For the six months ended June 30, 2000, Alliance (an affiliate of the Manager) performed certain Administrative functions for various Portfolios of the Trust. The cost of providing these services was paid by the Manager.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


Note 4 Custody Fees

     The Trust has entered into a Custody Agreement with Chase. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Chase serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and Chase, Chase maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5 Distribution Plan

     The Trust has entered into distribution agreements with AXA Advisors LLC and Equitable Distributors, Inc. ("EDI"), an indirect wholly-owned subsidiary of Equitable (collectively, the "Distributors"), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust's Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust's Class IB shares. Trust's Class IA shares are not subject to such fees.

Note 6 Expense Limitation

     In the interest of limiting expenses of certain Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to such Portfolios ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust's Class IB Distribution Plan) of such Portfolio are limited to, for the period from January 1, 2000 through April 30, 2000:

  0.30% OF AVERAGE DAILY NET ASSETS OF THE
   BT Equity 500 Index Portfolio
  0.50% OF AVERAGE DAILY NET ASSETS OF THE
   BT Small Company Index Portfolio
  0.55% OF AVERAGE DAILY NET ASSETS OF THE
   J.P. Morgan Core Bond Portfolio (formerly JPM Core Bond Portfolio)
  0.60% OF AVERAGE DAILY NET ASSETS OF THE
   Mercury Basic Value Equity Portfolio (formerly Merrill Lynch Basic Value Equity Portfolio)
   MFS Emerging Growth Companies Portfolio
   MFS Growth with Income Portfolio
   MFS Research Portfolio
   EQ/Putnam Growth & Income Value Portfolio
   T. Rowe Price Equity Income Portfolio
  0.65% OF AVERAGE DAILY NET ASSETS OF THE
   EQ/Putnam Balanced Portfolio
  0.70% OF AVERAGE DAILY NET ASSETS OF THE
   Capital Guardian Research Portfolio
   Capital Guardian U.S. Equity Portfolio

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


   EQ/Evergreen Foundation Portfolio
   Lazard Large Cap Value Portfolio
   EQ/Putnam Investors Growth Portfolio
  0.75% OF AVERAGE DAILY NET ASSETS OF THE
   BT International Equity Index Portfolio
   Warburg Pincus Small Company Value Portfolio
  0.80% OF AVERAGE DAILY NET ASSETS OF THE
   Calvert Socially Responsible Portfolio
   EQ/Evergreen Portfolio
  0.90% OF AVERAGE DAILY NET ASSETS OF THE
   EQ/Alliance Premier Growth Portfolio
  0.95% OF AVERAGE DAILY NET ASSETS OF THE
   Capital Guardian International Portfolio
   Lazard Small Cap Value Portfolio
   Mercury World Strategy Portfolio (formerly Merrill Lynch Strategy Portfolio)

   EQ/Putnam International Equity Portfolio
   T. Rowe Price International Stock Portfolio
  1.50% OF AVERAGE DAILY NET ASSETS OF THE
   Morgan Stanley Emerging Markets Equity Portfolio

Effective May 1, 2000:
  0.35% OF AVERAGE DAILY NET ASSETS OF THE
   BT Equity 500 Index Portfolio
  0.50% OF AVERAGE DAILY NET ASSETS OF THE
   BT Small Company Index Portfolio
  0.55% OF AVERAGE DAILY NET ASSETS OF THE
   J.P. Morgan Core Bond Portfolio (formerly JPM Core Bond Portfolio)
  0.65% OF AVERAGE DAILY NET ASSETS OF THE
   EQ/Putnam Balanced Portfolio
  0.70% OF AVERAGE DAILY NET ASSETS OF THE
   Mercury Basic Value Equity Portfolio (formerly Merrill Lynch Basic Value Equity Portfolio)
   MFS Growth with Income Portfolio
   EQ/Putnam Growth & Income Value Portfolio
   T. Rowe Price Equity Income Portfolio
   Capital Guardian Research Portfolio
   Capital Guardian U.S. Equity Portfolio
   EQ/Evergreen Portfolio
   EQ/Evergreen Foundation Portfolio
   Lazard Large Cap Value Portfolio
   MFS Research Portfolio
   EQ/Putnam Investors Growth Portfolio
  0.75% OF AVERAGE DAILY NET ASSETS OF THE
   MFS Emerging Growth Companies Portfolio
   BT International Equity Index Portfolio
  0.80% OF AVERAGE DAILY NET ASSETS OF THE
   Calvert Socially Responsible Portfolio
  0.85% OF AVERAGE DAILY NET ASSETS OF THE
   Lazard Small Cap Value Portfolio
   Warburg Pincus Small Company Value Portfolio

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


  0.90% OF AVERAGE DAILY NET ASSETS OF THE
   EQ/Alliance Premier Growth Portfolio
   EQ/Alliance Technology Portfolio
  0.95% OF AVERAGE DAILY NET ASSETS OF THE
   Capital Guardian International Portfolio
   Mercury World Strategy Portfolio (formerly Merrill Lynch World Strategy Portfolio)
  1.00% OF AVERAGE DAILY NET ASSETS OF THE
   EQ/Putnam International Equity Portfolio
   T. Rowe Price International Stock Portfolio
  1.50% OF AVERAGE DAILY NET ASSETS OF THE
   Morgan Stanley Emerging Markets Equity Portfolio

     Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years (prior three fiscal years for the Calvert Socially Responsible Portfolio, Capital Guardian International Portfolio, Capital Guardian U.S. Equity Portfolio, Capital Guardian Research Portfolio, EQ/Alliance Premier Growth Portfolio, and EQ/Alliance Technology Portfolio) provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. At June 30, 2000, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:



PORTFOLIOS:                                               AMOUNT
----------------------------------------------------   ------------
   EQ/Alliance Premier Growth ......................   $ 437,617
   EQ/Alliance Technology ..........................      10,664
   BT Equity 500 Index .............................     779,779
   BT International Equity Index ...................     251,504
   BT Small Company Index ..........................     485,199
   Calvert Socially Responsible ....................      51,573
   Capital Guardian International ..................      85,095
   Capital Guardian Research .......................      77,164
   Capital Guardian U.S. Equity ....................      89,121
   Evergreen .......................................      73,898
   Evergreen Foundation ............................      71,003
   J.P. Morgan Core Bond ...........................     217,075
   Lazard Large Cap Value ..........................     152,932
   Lazard Small Cap Value ..........................     149,293
   Mercury Basic Value .............................     643,609
   Mercury World Strategy ..........................     288,158
   MFS Emerging Growth .............................   1,652,110
   MFS Growth with Income ..........................     162,855
   MFS Research ....................................   1,403,858
   Morgan Stanley Emerging Markets Equity ..........     909,337
   EQ/Putnam Balanced ..............................     501,266
   EQ/Putnam Growth & Income Value .................   1,530,054
   EQ/Putnam International .........................     603,325
   EQ/Putnam Investors Growth ......................     510,026
   T. Rowe Price Equity Income .....................     939,033
   T. Rowe Price International Stock   .............     722,176
   Warburg Pincus Small Company Value ..............     651,360

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


Note 7  Trustees Deferred Compensation Plan


     A deferred compensation plan for the benefit of the unaffiliated Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.


Note 8 Shareholder Meeting Results -- April 14, 2000


     A special meeting of the shareholders of the EQ Advisors Trust was held on April 14, 2000 to vote on the following proposals:


1. Election of trustees to the Board of Trustees of the Trust;


2. Permission for Equitable (as manager), subject to approval of the board of Trustees of the Trust, to rely upon exemptive relief granted by the SEC enabling the Manager, without obtaining shareholder approval to: (i) select new or additional investment advisers for each of the Trust's Portfolios,
   (ii) enter into and materially modify existing investment advisory agreements, and (iii) terminate and replace investment advisers;


3. Approval of an Amended and Restated Investment Management Agreement between the Trust and Equitable, in its capacity as Manager; and


4.(a)(b) Approval of changes to certain fundamental investment policies with respect to Investments in other investment companies.


     The voting results of these proposals are as follows:


1.


                 NOMINEES                           VOTES FOR          AUTHORITY WITHHELD
------------------------------------------   ----------------------   -------------------
Theodossios (Ted) Athanassiades ..........       2,037,628,302.370        66,550,348.630
Jettie M. Edwards ........................       2,039,731,667.512        64,446,983.488
David W. Fox .............................       2,038,172,171.165        66,006,479.835
Michael Hegarty ..........................       2,039,845,642.990        64,333,008.010
William M. Kearns, Jr. ...................       2,039,424,129.892        64,754,521.108
Christopher P.A. Komisarjevsky ...........       2,039,337,257.327        64,841,393.673
Peter D. Noris ...........................       2,040,020,214.775        64,158,436.225
Harvey Rosenthal .........................       2,039,429,586.834        64,749,064.166

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)


2.


                       PORTFOLIO                               VOTES FOR         AUTHORITY WITHHELD         ABSTAINED
------------------------------------------------------   --------------------   --------------------   ------------------
EQ/Aggressive Stock ..................................       112,667,372.529         5,128,635.130         4,459,895.341
EQ/Balanced ..........................................       101,647,912.946         4,724,698.488         4,198,380.566
Alliance Common Stock ................................       574,808,026.528        24,847,932.745        24,037,131.727
Alliance Conservative Investors ......................        35,214,763.631         1,181,837.044         1,875,324.325
Alliance Equity Index ................................        77,237,988.499         3,539,365.230         3,073,990.271
Alliance Global ......................................        75,067,664.370         3,007,997.144         3,068,043.486
Alliance Growth and Income ...........................        77,629,047.992         2,886,726.002         3,278,885.006
Alliance Growth Investors ............................       112,539,493.049         3,588,376.489         4,449,297.462
Alliance High Yield ..................................        69,943,508.183         2,452,256.294         3,408,143.523
Alliance Intermediate Government Securities ..........        20,017,927.666           818,887.730           764,021.604
Alliance International ...............................        19,067,886.671           936,367.573           836,332.756
Alliance Money Market ................................       119,720,343.495         3,993,881.422         4,417,999.083
Alliance Quality Bond ................................        54,983,335.150           178,803.158           194,856.692
Alliance Small Cap Growth ............................        27,079,948.881         1,706,987.905         1,207,579.214

3.


                                           SHARES REPRESENTED     VOTES IN FAVOR       VOTES AGAINST
                PORTFOLIO                    AT THE MEETING       OF THE PROPOSAL      THE PROPOSAL      VOTES ABSTAINED
----------------------------------------- -------------------- -------------------- ------------------ ------------------
EQ/Aggressive Stock .....................     122,255,903.000      111,029,143.429      6,555,361.518      4,671,398.053
EQ/Balanced .............................     110,570,992.000      101,629,115.878      4,597,541.847      4,344,334.275
Alliance Common Stock ...................     623,693,091.000      572,600,152.986     26,494,482.505     24,598,455.509
Alliance Conservative Investors .........      38,271,925.000       35,203,644.773      1,218,578.092      1,849,682.135
Alliance Equity Index ...................      83,851,344.000       77,025,006.086      3,660,111.165      3,166,226.749
Alliance Global .........................      81,143,705.000       74,247,301.513      3,661,203.969      3,235,199.518
Alliance Growth and Income ..............      83,794,659.000       77,327,387.219      3,230,284.104      3,236,987.677
Alliance Growth Investors ...............     120,577,167.000      111,894,405.206      4,187,645.009      4,495,116.785
Alliance High Yield .....................      75,803,904.000       69,646,352.879      2,648,588.405      3,508,962.716
Alliance Intermediate Government
 Securities .............................      21,600,837.000       19,956,797.297        760,349.462        883,690.241
Alliance International ..................      20,840,587.000       19,087,476.822        916,777.422        836,332.756
Alliance Money Market ...................     128,132,224.000      119,557,615.570      4,089,980.590      4,484,627.840
Alliance Quality Bond ...................      55,357,015.000       54,921,908.863        221,428.060        213,678.077
Alliance Small Cap Growth ...............      29,994,516.000       27,024,758.972      1,714,486.534      1,255,270.494
BT Equity 500 Index .....................      48,738,928.000       45,340,849.940      1,540,637.514      1,857,440.546
BT International Equity Index ...........       7,359,709.000        6,916,801.713        189,365.312        253,541.975
BT Small Company Index ..................       5,802,620.000        5,402,181.195        222,936.660        177,502.145
Calvert Socially Responsible ............         247,464.000          246,808.222            180.648            475.130
Capital Guardian International ..........       4,800,538.000        4,404,445.611         85,353.565        310,738.824
Capital Guardian Research ...............       3,647,491.000        3,365,758.796         56,463.160        225,269.044
Capital Guardian U.S. Equity ............       7,484,743.000        6,994,492.335         80,685.529        409,565.136
EQ/Alliance Premier Growth ..............      81,174,617.000       79,560,053.868        611,244.866      1,003,318.266
EQ/Evergreen ............................         486,331.000          383,078.067         41,129.012         62,123.921
EQ/Evergreen Foundation .................         923,012.000          865,249.910          8,584.011         49,178.079
EQ/Putnam Balanced ......................       9,023,066.000        8,277,941.211        267,263.214        477,861.575
EQ/Putnam Growth and Income
 Value ..................................      46,796,918.000       42,950,679.311      1,367,405.943      2,478,832.746
EQ/Putnam International Equity ..........      16,790,099.000       15,730,307.953        386,508.078        673,282.969

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)



                                             SHARES REPRESENTED     VOTES IN FAVOR     VOTES AGAINST
                 PORTFOLIO                     AT THE MEETING      OF THE PROPOSAL     THE PROPOSAL     VOTES ABSTAINED
------------------------------------------- -------------------- ------------------- ---------------- ------------------
EQ/Putnam Investors Growth ................     18,486,240.000       16,776,262.801      637,035.830      1,072,941.369
J.P. Morgan Core Bond .....................     16,320,315.000       14,923,785.646      349,581.147      1,046,948.207
Lazard Large Cap Value ....................     11,603,560.000       10,767,523.50      2225,689.242        610,347.256
Lazard Small Cap Value ....................      8,132,720.000        7,621,253.240      179,163.821        332,302.939
Mercury Basic Value Equity ................     22,524,195.000       20,991,423.531      670,770.527        862,000.942
Mercury World Strategy ....................      2,882,668.000        2,573,328.898       99,855.619        209,483.483
MFS Emerging Growth Companies .............     68,688,879.000       63,184,839.126    2,707,715.610      2,796,324.264
MFS Growth with Income ....................     11,611,380.000       10,680,727.894      336,265.564        594,386.542
MFS Research ..............................     41,524,266.000       38,208,138.118    1,369,470.292      1,946,657.590
Morgan Stanley Emerging Markets
 Equity ...................................     21,607,237.000       19,776,671.882      929,327.263        901,237.855
T. Rowe Price Equity Income ...............     21,661,503.000       19,929,882.451      768,766.741        962,853.808
T. Rowe Price International Stock .........     16,216,199.000       14,820,308.591      731,999.222        663,891.187
Warburg Pincus Small Company
 Value ....................................     13,756,084.000       12,444,028.709      773,229.481        538,825.810

4.(a)


                                           SHARES REPRESENTED     VOTES IN FAVOR       VOTES AGAINST
                PORTFOLIO                    AT THE MEETING       OF THE PROPOSAL      THE PROPOSAL      VOTES ABSTAINED
----------------------------------------- -------------------- -------------------- ------------------ ------------------
EQ/Aggressive Stock .....................     122,255,903.000      111,697,883.218      5,688,567.166      4,869,452.616
EQ/Balanced .............................     110,570,992.000      100,857,330.354      5,217,845.112      4,495,816.534
Alliance Common Stock ...................     623,693,091.000      570,523,254.994     27,174,307.974     25,995,528.032
Alliance Conservative Investors .........      38,271,925.000       35,104,540.488      1,257,232.736      1,910,151.776
Alliance Equity Index ...................      83,851,344.000       76,593,171.664      3,806,851.017      3,451,321.319
Alliance Global .........................      81,143,705.000       74,367,394.197      3,534,619.789      3,241,691.014
Alliance Growth and Income ..............      83,794,659.000       77,084,382.708      3,076,939.878      3,633,336.414
Alliance Growth Investors ...............     120,577,167.000      111,690,629.793      4,210,554.671      4,675,982.536
Alliance High Yield .....................      75,803,904.000       69,103,596.927      2,991,980.090      3,708,326.983
Alliance Intermediate Government
 Securities .............................      21,600,837.000       19,224,960.939      1,600,838.030        775,038.031
Alliance International ..................      20,840,587.000       19,054,548.695        951,581.202        834,457.103
Alliance Money Market ...................     128,132,224.000      118,884,921.395      4,597,384.197      4,649,918.408
Alliance Quality Bond ...................      55,357,015.000       54,921,355.293        230,285.182        205,374.525
Alliance Small Cap Growth ...............      29,994,516.000       27,779,720.940        987,419.466      1,227,375.594
BT Equity 500 Index .....................      48,738,928.000       44,966,047.585      1,762,887.025      2,009,993.390
BT International Equity Index ...........       7,359,709.000        6,850,343.542        260,828.086        248,537.372
BT Small Company Index ..................       5,802,620.000        5,264,891.205        347,983.121        189,745.674
Calvert Socially Responsible ............         247,464.000          215,152.626         17,376.922         14,934.452
Capital Guardian International ..........       4,800,538.000        4,395,180.573         93,850.517        311,506.910
Capital Guardian Research ...............       3,647,491.000        3,281,538.229        125,546.640        240,406.131
Capital Guardian U.S. Equity ............       7,484,743.000        6,978,474.985        103,888.232        402,379.783
EQ/Alliance Premier Growth ..............      81,174,617.000       79,526,772.276        628,291.535      1,019,553.189
EQ/Evergreen ............................         486,331.000          380,792.311         43,424.494         62,114.195
EQ/Evergreen Foundation .................         923,012.000          851,644.713         20,592.397         50,774.890
EQ/Putnam Balanced ......................       9,023,066.000        8,202,508.379        304,257.785        516,299.836

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 2000 (Unaudited)



                                             SHARES REPRESENTED     VOTES IN FAVOR      VOTES AGAINST
                 PORTFOLIO                     AT THE MEETING      OF THE PROPOSAL      THE PROPOSAL      VOTES ABSTAINED
------------------------------------------- -------------------- ------------------- ------------------ ------------------
EQ/Putnam Growth and Income
 Value ....................................     46,796,918.000       42,971,737.923      1,350,091.084      2,475,088.993
EQ/Putnam International Equity ............     16,790,099.000       15,673,053.715        422,774.692        694,270.593
EQ/Putnam Investors Growth ................     18,486,240.000       16,752,230.688        608,197.296      1,125,812.016
J.P. Morgan Core Bond .....................     16,320,315.000       14,834,839.930        449,787.881      1,035,687.189
Lazard Large Cap Value ....................     11,603,560.000       10,683,049.586        288,116.394        632,394.020
Mercury Basic Value Equity ................     22,524,195.00        20,871,594.813        783,391.502        869,208.685
MFS Emerging Growth Companies .............     68,688,879.000       63,213,001.567      2,521,568.748      2,954,308.685
MFS Growth with Income ....................     11,611,380.000       10,635,907.967        343,929.075        631,542.958
MFS Research ..............................     41,524,266.000       38,232,637.435      1,259,846.230      2,031,782.335
T. Rowe Price Equity Income ...............     21,661,503.000       19,720,415.717      1,005,093.739        935,993.544
T. Rowe Price International Stock .........     16,216,199.000       14,614,200.702        868,377.456        733,620.842
Warburg Pincus Small Company
 Value ....................................     13,756,084.000       12,472,366.242        773,091.920        510,625.838

4.(b)


                                           SHARES REPRESENTED     VOTES IN FAVOR       VOTES AGAINST
                PORTFOLIO                    AT THE MEETING       OF THE PROPOSAL      THE PROPOSAL      VOTES ABSTAINED
----------------------------------------- -------------------- -------------------- ------------------ ------------------
EQ/Aggressive Stock .....................     122,255,903.000      110,634,256.862      6,629,937.619      4,991,708.519
EQ/Balanced .............................     110,570,992.000       99,635,520.892      6,377,734.818      4,557,736.290
Alliance Common Stock ...................     623,693,091.000      564,074,268.432     32,943,469.066     26,675,353.502
Alliance Conservative Investors .........      38,271,925.000       34,555,721.083      1,616,606.112      2,099,597.805
Alliance Equity Index ...................      83,851,344.000       75,966,802.125      4,399,680.019      3,484,861.856
Alliance Global .........................      81,143,705.000       73,517,819.605      4,320,090.854      3,305,794.541
Alliance Growth and Income ..............      83,794,659.000       76,124,933.863      3,886,396.284      3,783,328.853
Alliance Growth Investors ...............     120,577,167.000      110,698,279.708      5,104,031.479      4,774,855.813
Alliance High Yield .....................      75,803,904.000       68,532,793.529      3,528,671.731      3,742,438.740
Alliance Intermediate Government
 Securities .............................      21,600,837.000       19,037,033.657      1,823,974.676        739,828.667
Alliance International ..................      20,840,587.000       18,843,641.955      1,143,939.820        853,005.225
Alliance Money Market ...................     128,132,224.000      117,485,717.509      5,545,562.654      5,100,943.837
Alliance Quality Bond ...................      55,357,015.000       54,856,587.585        287,856.478        212,570.937
Alliance Small Cap Growth ...............      29,994,516.000       27,664,841.943      1,104,997.969      1,224,676.088
BT Equity 500 Index .....................      48,738,928.000       44,563,464.039      2,202,999.545      1,972,464.416
BT International Equity Index ...........       7,359,709.000        6,792,496.228        310,358.928        256,853.844
BT Small Company Index ..................       5,802,620.000        5,200,366.071        414,713.251        187,540.678
Calvert Socially Responsible ............         247,464.000          186,288.425         28,737.994         32,437.581
Capital Guardian International ..........       4,800,538.000        4,358,120.419        122,701.751        319,715.830
Capital Guardian Research ...............       3,647,491.000        3,281,027.580        126,823.262        239,640.158
Capital Guardian U.S. Equity ............       7,484,743.000        6,961,559.465        116,387.753        406,795.782
EQ/Alliance Premier Growth ..............      81,174,617.000       79,337,635.418        803,628.708      1,033,352.874
EQ/Evergreen ............................         486,331.000          387,683.621         36,533.184         62,114.195
EQ/Evergreen Foundation .................         923,012.000          858,151.947         14,232.845         50,627.208
EQ/Putnam Balanced ......................       9,023,066.000        8,144,760.756        356,140.415        522,164.829
EQ/Putnam Growth and Income
 Value ..................................      46,796,918.000       42,493,005.452      1,810,104.788      2,493,807.760

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
June 30, 2000 (Unaudited)



                                             SHARES REPRESENTED     VOTES IN FAVOR     VOTES AGAINST
                 PORTFOLIO                     AT THE MEETING      OF THE PROPOSAL     THE PROPOSAL    VOTES ABSTAINED
------------------------------------------- -------------------- ------------------- ---------------- ----------------
EQ/Putnam International Equity ............     16,790,099.000       15,576,510.645      508,572.098      705,016.257
EQ/Putnam Investors Growth ................     18,486,240.000       16,606,559.117      710,795.928    1,168,884.955
J.P. Morgan Core Bond .....................     16,320,315.000       14,607,987.551      620,987.985    1,091,339.464
Lazard Large Cap Value ....................     11,603,560.000       10,625,031.786      342,305.020      636,223.194
Mercury Basic Value Equity ................     22,524,195.000       20,591,844.312    1,056,835.229      875,515.459
MFS Emerging Growth Companies .............     68,688,879.000       62,325,541.251    3,379,492.846    2,983,844.903
MFS Growth with Income ....................     11,611,380.000       10,575,528.791      413,249.014      622,602.195
MFS Research ..............................     41,524,266.000       37,912,485.345    1,523,110.076    2,088,670.579
T. Rowe Price Equity Income ...............     21,661,503.000       19,464,376.752    1,208,711.867      988,414.381
T. Rowe Price International Stock .........     16,216,199.000       14,475,227.877    1,010,269.197      730,701.926
Warburg Pincus Small Company
 Value ....................................     13,756,084.000       12,368,920.491      884,791.322      502,372.187

Note 9  Subsequent Event


     Effective July 24, 2000 Fidelity Management & Research Company replaced Credit Suisse Asset Management, LLC as the Adviser to the Warburg Pincus Small Company Value Portfolio ("Portfolio"). The name of the Portfolio was also changed to the FI Small/Mid Cap Value Portfolio.

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS


EQ/AGGRESSIVE STOCK PORTFOLIO(D)(E):




                                                             CLASS IA
                                               ------------------------------------
                                                     SIX MONTHS        YEAR ENDED
                                                       ENDED          DECEMBER 31,
                                                   JUNE 30, 2000     --------------
                                                    (UNAUDITED)           1999
                                               --------------------- --------------
Net asset value, beginning of period .........      $   38.01          $   34.15
                                                    ----------         ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................           0.03               0.12
 Net realized and unrealized gain (loss) on
  investments ................................         ( 1.58)              6.22
                                                    ----------         ---------
 Total from investment operations ............         ( 1.55)              6.34
                                                    ----------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........             --              ( 0.12)
 Dividends in excess of net investment
  income .....................................             --                  --
 Distributions from realized gains ...........         ( 1.78)             ( 2.36)
 Distributions in excess of realized gains ...             --                  --
                                                    ----------         ----------
 Total dividends and distributions ...........         ( 1.78)             ( 2.48)
                                                    ----------         ----------
Net asset value, end of period ...............      $   34.68          $   38.01
                                                    ==========         ==========
Total return .................................         ( 4.06)%(b)          18.84%
                                                    ==========         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............      $3,877,605         $4,368,877
Ratio of expenses to average net assets ......           0.60%(a)            0.56%
Ratio of net investment income (loss) to
 average net assets ..........................           0.15%(a)            0.33%
Portfolio turnover rate ......................             76%                 87%



                                                                        CLASS IA
                                               -----------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------------
                                                    1998           1997           1996           1995
                                               -------------- -------------- -------------- --------------
Net asset value, beginning of period .........   $   36.22      $   35.85      $   35.68      $   30.63
                                                 ---------      ---------      ---------      ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................        0.09           0.04           0.09           0.10
 Net realized and unrealized gain (loss) on
  investments ................................       ( 0.28)         3.71           7.52           9.54
                                                 ----------     ---------      ---------      ---------
 Total from investment operations ............       ( 0.19)         3.75           7.61           9.64
                                                 ----------     ---------      ---------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........       ( 0.16)        ( 0.05)        ( 0.09)        ( 0.10)
 Dividends in excess of net investment
  income .....................................           --             --             --             --
 Distributions from realized gains ...........       ( 1.72)        ( 3.33)        ( 7.33)        ( 4.49)
 Distributions in excess of realized gains ...           --             --         ( 0.02)            --
                                                 ----------     ----------     ----------     ----------
 Total dividends and distributions ...........       ( 1.88)        ( 3.38)        ( 7.44)        ( 4.59)
                                                 ----------     ----------     ----------     ----------
Net asset value, end of period ...............   $   34.15      $   36.22      $   35.85      $   35.68
                                                 ==========     ==========     ==========     ==========
Total return .................................         0.29%         10.94%         22.20%         31.63%
                                                 ==========     ==========     ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............   $4,346,907     $4,589,771     $3,865,256     $2,700,515
Ratio of expenses to average net assets ......         0.56%          0.54%          0.48%          0.49%
Ratio of net investment income (loss) to
 average net assets ..........................         0.24%          0.11%          0.24%          0.28%
Portfolio turnover rate ......................          105%           123%           108%           127%


                                                                                      CLASS IB
                                                     ---------------------------------------------------------------------------
                                                         SIX MONTHS                                               OCTOBER 2,*
                                                            ENDED              YEAR ENDED DECEMBER 31,              1996 TO
                                                        JUNE 30, 2000   -------------------------------------    DECEMBER 31,
                                                         (UNAUDITED)        1999         1998         1997           1996
                                                     ------------------ ------------ ------------ ----------- ------------------
Net asset value, beginning of period ...............    $   37.83         $ 34.01      $ 36.13      $ 35.83      $   37.28
                                                        ---------         -------      -------      -------      ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ......................       ( 0.02)           0.03         0.01       ( 0.11)        ( 0.01)
 Net realized and unrealized gain (loss) on
  investments ......................................       ( 1.56)           6.20        ( 0.29)       3.77           0.85
                                                        ---------         -------      --------     -------      ---------
 Total from investment operations ..................       ( 1.58)           6.23        ( 0.28)       3.66           0.84
                                                        ---------         -------      --------     -------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............           --           ( 0.05)      ( 0.12)     ( 0.03)            --
 Dividends in excess of net investment
  income ...........................................           --               --           --          --         ( 0.02)
 Distributions from realized gains .................       ( 1.78)          ( 2.36)      ( 1.72)     ( 3.33)        ( 0.23)
 Distributions in excess of realized gains .........           --               --           --          --         ( 2.04)
                                                        ---------         --------     --------     -------      ---------
 Total dividends and distributions .................       ( 1.78)          ( 2.41)      ( 1.84)     ( 3.36)        ( 2.29)
                                                        ---------         --------     --------     -------      ---------
Net asset value, end of period .....................    $   34.47         $ 37.83      $ 34.01      $ 36.13      $   35.83
                                                        =========         ========     ========     =======      =========
Total return .......................................       ( 4.17)%(b)       18.55%        0.05%      10.66%          2.32%(b)
                                                        =========         ========     ========     =======      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................    $ 269,431         $233,265     $153,782     $73,486      $     613
Ratio of expenses to average net assets ............         0.85%(a)         0.81%        0.82%       0.81%          0.73%(a)
Ratio of net investment income (loss) to
 average net assets ................................       ( 0.09)%(a)        0.07%        0.02%     ( 0.28)%       ( 0.10)%(a)
Portfolio turnover rate ............................           76%              87%         105%        123%           108%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/BALANCED PORTFOLIO(D)(E):





                                                             CLASS IA
                                                -----------------------------------
                                                     SIX MONTHS        YEAR ENDED
                                                        ENDED         DECEMBER 31,
                                                    JUNE 30, 2000    --------------
                                                     (UNAUDITED)          1999
                                                -------------------- --------------
Net asset value, beginning of period ..........      $  19.18          $   18.51
                                                     ---------         ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................            --               0.52
 Net realized and unrealized gain on
  investments and foreign currency
  transactions ................................          0.32               2.69
                                                     ---------         ---------
 Total from investment operations .............          0.32               3.21
                                                     ---------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........        ( 0.01)             ( 0.56)
 Distributions from realized gains ............        ( 0.41)             ( 1.98)
 Distributions in excess of realized gains ....            --                  --
                                                     ---------         ----------
 Total dividends and distributions ............        ( 0.42)             ( 2.54)
                                                     ---------         ----------
Net asset value, end of period ................      $  19.08          $   19.18
                                                     =========         ==========
Total return ..................................          1.67%(b)           17.79%
                                                     =========         ==========
RATIOS/SUPPLEMENT DATA:
Net assets, end of period (000's) .............      $2,062,432        $2,126,313
Ratio of expenses to average net assets .......          0.51%(a)            0.44%
Ratio of net investment income to average net
 assets .......................................          3.06%(a)            2.68%
Portfolio turnover rate .......................           101%                107%



                                                                         CLASS IA
                                                -----------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                -----------------------------------------------------------
                                                     1998           1997           1996           1995
                                                -------------- -------------- -------------- --------------
Net asset value, beginning of period ..........   $   17.58      $   16.64      $   16.76      $   14.87
                                                  ---------      ---------      ---------      ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................        0.56           0.58           0.53           0.54
 Net realized and unrealized gain on
  investments and foreign currency
  transactions ................................        2.54           1.86           1.31           2.36
                                                  ---------      ---------      ---------      ---------
 Total from investment operations .............        3.10           2.44           1.84           2.90
                                                  ---------      ---------      ---------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........       ( 0.50)        ( 0.59)        ( 0.53)        ( 0.54)
 Distributions from realized gains ............       ( 1.67)        ( 0.91)        ( 1.40)        ( 0.47)
 Distributions in excess of realized gains ....           --             --         ( 0.03)            --
                                                  ----------     ----------     ----------     ----------
 Total dividends and distributions ............       ( 2.17)        ( 1.50)        ( 1.96)        ( 1.01)
                                                  ----------     ----------     ----------     ----------
Net asset value, end of period ................   $   18.51      $   17.58      $   16.64      $   16.76
                                                  ==========     ==========     ==========     ==========
Total return ..................................        18.11%         15.06%         11.68%         19.75%
                                                  ==========     ==========     ==========     ==========
RATIOS/SUPPLEMENT DATA:
Net assets, end of period (000's) .............   $1,936,429     $1,724,089     $1,637,856     $1,523,142
Ratio of expenses to average net assets .......         0.45%          0.45%          0.41%          0.40%
Ratio of net investment income to average net
 assets .......................................         3.00%          3.30%          3.15%          3.33%
Portfolio turnover rate .......................           95%           146%           177%           186%


                                                                                      CLASS IB
                                                                 ---------------------------------------------------
                                                                    SIX MONTHS                        JULY 8, 1998*
                                                                      ENDED          YEAR ENDED            TO
                                                                  JUNE 30, 2000     DECEMBER 31,      DECEMBER 31,
                                                                   (UNAUDITED)          1999              1998
                                                                 ---------------   --------------   ----------------
Net asset value, beginning of period .........................      $  19.15          $ 18.51          $  19.48
                                                                    --------          -------          --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................            --            0.47               0.24
 Net realized and unrealized gain on investments and foreign
  currency transactions ......................................          0.28            2.69               0.66
                                                                    --------          -------          --------
 Total from investment operations ............................          0.28            3.16               0.90
                                                                    --------          -------          --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................        ( 0.01)          ( 0.54)           ( 0.20)
 Distributions from realized gains ...........................        ( 0.41)          ( 1.98)           ( 1.67)
                                                                    --------          -------          --------
 Total dividends and distributions ...........................        ( 0.42)          ( 2.52)           ( 1.87)
                                                                    --------          -------          --------
Net asset value, end of period ...............................      $  19.01          $ 19.15          $  18.51
                                                                    ========          =======          ========
Total return .................................................          1.53%(b)        17.50%             4.92%(b)
                                                                    ========          =======          ========
RATIOS/SUPPLEMENT DATA:
Net assets, end of period (000's) ............................      $ 24,741          $10,701          $     10
Ratio of expenses to average net assets ......................          0.76%(a)         0.69%             0.70%(a)
Ratio of net investment income to average net assets .........          2.81%(a)         2.43%             2.65%(a)
Portfolio turnover rate ......................................           101%             107%               95%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

ALLIANCE COMMON STOCK PORTFOLIO(D)(E):





                                                                 CLASS IA
                                                  --------------------------------------
                                                        SIX MONTHS         YEAR ENDED
                                                           ENDED          DECEMBER 31,
                                                       JUNE 30, 2000     ---------------
                                                        (UNAUDITED)            1999
                                                  ---------------------- ---------------
Net asset value, beginning of period ............      $   26.17           $    24.35
                                                       -----------         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................           0.09                 0.17
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................         ( 0.67)                5.84
                                                       -----------         ----------
 Total from investment operations ...............         ( 0.58)                6.01
                                                       -----------         ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........         ( 0.01)               ( 0.16)
 Dividends in excess of net investment
  income ........................................             --                    --
 Distributions from realized gains ..............         ( 1.25)               ( 4.03)
 Distributions in excess of realized gains ......             --                    --
                                                       -----------         -----------
 Total dividends and distributions ..............         ( 1.26)               ( 4.19)
                                                       -----------         -----------
Net asset value, end of period ..................      $   24.33           $    26.17
                                                       ===========         ===========
Total return ....................................         ( 2.25)%(b)            25.19%
                                                       ===========         ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............      $13,950,467         $14,951,495
Ratio of expenses to average net assets .........           0.43%(a)              0.38%
Ratio of net investment income to average net
 assets .........................................           0.70%(a)              0.65%
Portfolio turnover rate .........................             24%                   57%



                                                                            CLASS IA
                                                  ------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                  ------------------------------------------------------------
                                                        1998           1997           1996           1995
                                                  --------------- -------------- -------------- --------------
Net asset value, beginning of period ............   $    21.61      $   18.23      $   16.48      $   13.36
                                                    ----------      ---------      ---------      ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................         0.18           0.14           0.15           0.20
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................         5.99           5.12           3.73           4.12
                                                    ----------      ---------      ---------      ---------
 Total from investment operations ...............         6.17           5.26           3.88           4.32
                                                    ----------      ---------      ---------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........        ( 0.15)        ( 0.11)        ( 0.15)        ( 0.20)
 Dividends in excess of net investment
  income ........................................            --             --             --         ( 0.02)
 Distributions from realized gains ..............        ( 3.28)        ( 1.77)        ( 1.76)        ( 0.95)
 Distributions in excess of realized gains ......            --             --         ( 0.22)        ( 0.03)
                                                    -----------     ----------     ----------     ----------
 Total dividends and distributions ..............        ( 3.43)        ( 1.88)        ( 2.13)        ( 1.20)
                                                    -----------     ----------     ----------     ----------
Net asset value, end of period ..................   $    24.35      $   21.61      $   18.23      $   16.48
                                                    ===========     ==========     ==========     ==========
Total return ....................................         29.39%         29.40%         24.28%         32.45%
                                                    ===========     ==========     ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $12,061,977     $9,331,994     $6,625,390     $4,879,677
Ratio of expenses to average net assets .........          0.39%          0.39%          0.38%          0.38%
Ratio of net investment income to average net
 assets .........................................          0.75%          0.69%          0.85%          1.27%
Portfolio turnover rate .........................            46%            52%            55%            61%


                                                                                CLASS IB
                                                     --------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                 YEAR ENDED DECEMBER 31,
                                                         JUNE 30, 2000     ----------------------------------------
                                                          (UNAUDITED)           1999          1998         1997
                                                     --------------------- -------------- ------------ ------------
Net asset value, beginning of period ...............      $   26.05          $   24.30      $ 21.58      $ 18.22
                                                          ----------         ---------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................           0.06               0.10         0.10         0.10
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions .....................................         ( 0.67)              5.82         6.00         5.11
                                                          ----------         ---------      -------      -------
 Total from investment operations ..................         ( 0.61)              5.92         6.10         5.21
                                                          ----------         ---------      -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............         ( 0.01)             ( 0.14)      ( 0.10)      ( 0.08)
 Dividends in excess of net investment
  income ...........................................             --                  --           --           --
 Distributions from realized gains .................         ( 1.25)             ( 4.03)      ( 3.28)      ( 1.77)
 Distributions in excess of realized gains .........             --                  --           --           --
                                                          ----------         ----------     --------     --------
 Total dividends and distributions .................         ( 1.26)             ( 4.17)      ( 3.38)      ( 1.85)
                                                          ----------         ----------     --------     --------
Net asset value, end of period .....................      $   24.18          $   26.05      $ 24.30      $ 21.58
                                                          ==========         ==========     ========     ========
Total return .......................................         ( 2.37)%(b)          24.88%       29.06%       29.07%
                                                          ==========         ==========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................      $1,977,659         $1,642,066     $834,144     $228,780
Ratio of expenses to average net assets ............           0.68%(a)            0.63%        0.64%        0.64%
Ratio of net investment income to average net
 assets ............................................           0.45%(a)            0.39%        0.44%        0.46%
Portfolio turnover rate ............................             24%                 57%          46%          52%



                                                         CLASS IB
                                                     -----------------
                                                      OCTOBER 2, 1996*
                                                             TO
                                                        DECEMBER 31,
                                                            1996
                                                     -----------------
Net asset value, beginning of period ...............    $   17.90
                                                        ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................         0.02
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions .....................................         1.52
                                                        ---------
 Total from investment operations ..................         1.54
                                                        ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............           --
 Dividends in excess of net investment
  income ...........................................       ( 0.03)
 Distributions from realized gains .................       ( 0.16)
 Distributions in excess of realized gains .........       ( 1.03)
                                                        ---------
 Total dividends and distributions .................       ( 1.22)
                                                        ---------
Net asset value, end of period .....................    $   18.22
                                                        =========
Total return .......................................         8.49%(b)
                                                        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................    $   1,244
Ratio of expenses to average net assets ............         0.63%(a)
Ratio of net investment income to average net
 assets ............................................         0.61%(a)
Portfolio turnover rate ............................           55%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO(D)(E):





                                                                CLASS IA
                                                     ------------------------------
                                                         SIX MONTHS     YEAR ENDED
                                                           ENDED       DECEMBER 31,
                                                       JUNE 30, 2000   ------------
                                                        (UNAUDITED)        1999
                                                     ----------------- ------------
Net asset value, beginning of period ...............    $   12.55        $ 12.32
                                                        ---------        -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................         0.27           0.47
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions .....................................         0.01           0.76
                                                        ---------        -------
 Total from investment operations ..................         0.28           1.23
                                                        ---------        -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............           --          ( 0.44)
 Distributions from realized gains .................       ( 0.06)         ( 0.56)
 Distributions in excess of realized gains .........           --              --
                                                        ---------        --------
 Total dividends and distributions .................       ( 0.06)         ( 1.00)
                                                        ---------        --------
Net asset value, end of period .....................    $   12.77        $ 12.55
                                                        =========        ========
Total return .......................................         2.24%(b)       10.14%
                                                        =========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................    $ 393,087        $394,489
Ratio of expenses to average net assets ............         0.58%(a)        0.53%
Ratio of net investment income to average net
 assets ............................................         4.23%(a)        3.73%
Portfolio turnover rate ............................           75%            111%



                                                                          CLASS IA
                                                     --------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------
                                                         1998         1997         1996         1995
                                                     ------------ ------------ ------------ -----------
Net asset value, beginning of period ...............   $ 11.89      $ 11.29      $ 11.52     $ 10.15
                                                       -------      -------      -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................      0.49         0.49         0.50        0.60
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions .....................................      1.12         0.97         0.07        1.43
                                                       -------      -------      -------     --------
 Total from investment operations ..................      1.61         1.46         0.57        2.03
                                                       -------      -------      -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............     ( 0.48)      ( 0.49)      ( 0.51)     ( 0.59)
 Distributions from realized gains .................     ( 0.70)      ( 0.37)      ( 0.27)     ( 0.07)
 Distributions in excess of realized gains .........         --           --       ( 0.02)         --
                                                       --------     --------     --------    --------
 Total dividends and distributions .................     ( 1.18)      ( 0.86)      ( 0.80)     ( 0.66)
                                                       --------     --------     --------    --------
Net asset value, end of period .....................   $ 12.32      $ 11.89      $ 11.29     $ 11.52
                                                       ========     ========     ========    ========
Total return .......................................      13.88%       13.25%        5.21%      20.40%
                                                       ========     ========     ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................   $355,441     $307,847     $282,402    $252,101
Ratio of expenses to average net assets ............       0.53%        0.57%        0.61%       0.59%
Ratio of net investment income to average net
 assets ............................................       3.99%        4.17%        4.48%       5.48%
Portfolio turnover rate ............................        103%         206%         181%        287%


                                                                                         CLASS IB
                                                            ------------------------------------------------------------------
                                                                SIX MONTHS
                                                                  ENDED          YEAR ENDED DECEMBER 31,       MAY 1, 1997*
                                                              JUNE 30, 2000     -------------------------           TO
                                                               (UNAUDITED)          1999          1998       DECEMBER 31, 1997
                                                            -----------------   -----------   -----------   ------------------
Net asset value, beginning of period ....................       $  12.51          $ 12.31       $ 11.88         $  11.29
                                                                --------          -------       -------         --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................           0.25            0.44          0.46              0.31
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions .........           0.02            0.75          1.12              1.01
                                                                --------          -------       -------         --------
 Total from investment operations .......................           0.27            1.19          1.58              1.32
                                                                --------          -------       -------         --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...................             --           ( 0.43)       ( 0.45)          ( 0.36)
 Distributions from realized gains ......................         ( 0.06)          ( 0.56)       ( 0.70)          ( 0.37)
 Distributions in excess of realized gains ..............             --               --            --               --
                                                                --------          -------       -------         --------
 Total dividends and distributions ......................         ( 0.06)          ( 0.99)       ( 1.15)          ( 0.73)
                                                                --------          -------       -------         --------
Net asset value, end of period ..........................       $  12.72          $ 12.51       $ 12.31         $  11.88
                                                                ========          =======       =======         ========
Total return ............................................           2.12%(b)         9.87%        13.60%           11.84%(b)
                                                                ========          =======       =======         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................       $120,416          $81,555       $32,653         $  5,694
Ratio of expenses to average net assets .................           0.83%(a)         0.78%         0.78%            0.80%(a)
Ratio of net investment income to average net assets.....           4.00%(a)         3.48%         3.68%            3.82%(a)
Portfolio turnover rate .................................             75%             111%          103%             206%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

ALLIANCE EQUITY INDEX PORTFOLIO(D)(E):





                                                                   CLASS IA
                                                     ------------------------------------
                                                           SIX MONTHS        YEAR ENDED
                                                             ENDED          DECEMBER 31,
                                                         JUNE 30, 2000     --------------
                                                          (UNAUDITED)           1999
                                                     --------------------- --------------
Net asset value, beginning of period ...............      $   29.57          $   25.00
                                                          ----------         ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................           0.13               0.28
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions .....................................         ( 0.39)              4.78
                                                          ----------         ---------
 Total from investment operations ..................         ( 0.26)              5.06
                                                          ----------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............             --              ( 0.27)
 Distributions from realized gains .................         ( 0.01)             ( 0.22)
 Distributions in excess of realized gains .........             --                  --
                                                          ----------         ----------
 Total dividends and distributions .................         ( 0.01)             ( 0.49)
                                                          ----------         ----------
Net asset value, end of period .....................      $   29.30          $   29.57
                                                          ==========         ==========
Total return .......................................         ( 0.87)%(b)          20.38%
                                                          ==========         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................      $2,401,455         $2,618,539
Ratio of expenses to average net assets ............           0.32%(a)            0.33%
Ratio of net investment income to average net
 assets ............................................           0.88%(a)            1.05%
Portfolio turnover rate ............................              4%                  5%



                                                                           CLASS IA
                                                     -----------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                     -----------------------------------------------------
                                                          1998          1997         1996         1995
                                                     -------------- ------------ ------------ ------------
Net asset value, beginning of period ...............   $   19.74      $ 15.16      $ 13.13      $  9.87
                                                       ---------      -------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................        0.27         0.26         0.27         0.26
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions .....................................        5.25         4.64         2.65         3.32
                                                       ---------      -------      -------      -------
 Total from investment operations ..................        5.52         4.90         2.92         3.58
                                                       ---------      -------      -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............       ( 0.25)      ( 0.25)      ( 0.25)      ( 0.22)
 Distributions from realized gains .................       ( 0.01)      ( 0.07)      ( 0.64)      ( 0.09)
 Distributions in excess of realized gains .........           --           --           --       (  .01)
                                                       ----------     --------     --------     --------
 Total dividends and distributions .................       ( 0.26)      ( 0.32)      ( 0.89)      ( 0.32)
                                                       ----------     --------     --------     --------
Net asset value, end of period .....................   $   25.00      $ 19.74      $ 15.16      $ 13.13
                                                       ==========     ========     ========     ========
Total return .......................................        28.07%       32.58%       22.39%       36.48%
                                                       ==========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................   $1,689,913     $943,631     $386,249     $165,785
Ratio of expenses to average net assets ............         0.34%        0.37%        0.39%        0.48%
Ratio of net investment income to average net
 assets ............................................         1.23%        1.46%        1.91%        2.16%
Portfolio turnover rate ............................            6%           3%          15%           9%


                                                                                       CLASS IB
                                                          ------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED         YEAR ENDED DECEMBER 31,       MAY 1, 1997*
                                                             JUNE 30, 2000   ----------------------------         TO
                                                              (UNAUDITED)          1999           1998     DECEMBER 31, 1997
                                                          ------------------ ---------------- ----------- ------------------
Net asset value, beginning of period ....................    $   29.50          $  24.98       $ 19.73        $  16.35
                                                             ---------          --------       -------        --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................         0.10              0.21          0.22            0.14
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions .........       ( 0.40)             4.78          5.24            3.48
                                                             ---------          --------       -------        --------
 Total from investment operations .......................       ( 0.30)             4.99          5.46            3.62
                                                             ---------          --------       -------        --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...................           --            ( 0.25)        ( 0.20)        ( 0.17)
 Distributions from realized gains ......................       ( 0.01)           ( 0.22)        ( 0.01)        ( 0.07)
                                                             ---------          --------       --------       --------
 Total dividends and distributions ......................       ( 0.01)           ( 0.47)        ( 0.21)        ( 0.24)
                                                             ---------          --------       --------       --------
Net asset value, end of period ..........................    $   29.19          $  29.50       $ 24.98        $  19.73
                                                             =========          ========       ========       ========
Total return ............................................       ( 0.99)%(b)        20.08%         27.74%         22.28%(b)
                                                             =========          ========       ========       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................    $  62,671          $ 20,931       $    443       $    110
Ratio of expenses to average net assets .................         0.57%(a)          0.58%(d)       0.59%          0.62%(a)
Ratio of net investment income to average net assets.....         0.69%(a)          0.78%(d)       0.98%          1.10%(a)
Portfolio turnover rate .................................            4%                5%             6%             3%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

ALLIANCE GLOBAL PORTFOLIO(D)(E):





                                                                CLASS IA
                                                  ------------------------------------
                                                        SIX MONTHS        YEAR ENDED
                                                          ENDED          DECEMBER 31,
                                                      JUNE 30, 2000     --------------
                                                       (UNAUDITED)           1999
                                                  --------------------- --------------
Net asset value, beginning of period ............      $   25.16          $   19.46
                                                       ----------         ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................           0.02               0.10
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................         ( 0.16)              7.25
                                                       ----------         ---------
 Total from investment operations ...............         ( 0.14)              7.35
                                                       ----------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........         ( 0.04)             ( 0.02)
 Dividends in excess of net investment
  income ........................................             --                  --
 Distributions from realized gains ..............         ( 1.39)             ( 1.63)
 Distributions in excess of realized gains ......             --                  --
 Tax return of capital distributions ............             --                  --
                                                       ----------         ----------
 Total dividends and distributions ..............         ( 1.43)             ( 1.65)
                                                       ----------         ----------
Net asset value, end of period ..................      $   23.59          $   25.16
                                                       ==========         ==========
Total return ....................................         ( 0.64)%(b)          38.53%
                                                       ==========         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............      $1,908,768         $1,869,185
Ratio of expenses to average net assets .........           0.73%(a)            0.70%
Ratio of net investment income to average net
 assets .........................................           0.14%(a)            0.45%
Portfolio turnover rate .........................             29%                 93%



                                                                         CLASS IA
                                                  ------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                  ------------------------------------------------------
                                                       1998           1997          1996         1995
                                                  -------------- -------------- ------------ -----------
Net asset value, beginning of period ............   $   17.29      $   16.92      $ 15.74     $ 13.87
                                                    ---------      ---------      -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................        0.14           0.17         0.21        0.26
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................        3.56           1.75         2.05        2.32
                                                    ---------      ---------      -------     --------
 Total from investment operations ...............        3.70           1.92         2.26        2.58
                                                    ---------      ---------      -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........       ( 0.22)        ( 0.36)      ( 0.21)     ( 0.25)
 Dividends in excess of net investment
  income ........................................           --             --       ( 0.08)         --
 Distributions from realized gains ..............       ( 1.31)        ( 1.19)      ( 0.79)     ( 0.42)
 Distributions in excess of realized gains ......           --             --           --      ( 0.03)
 Tax return of capital distributions ............           --             --           --      ( 0.01)
                                                    ----------     ----------     --------    --------
 Total dividends and distributions ..............       ( 1.53)        ( 1.55)      ( 1.08)     ( 0.71)
                                                    ----------     ----------     --------    --------
Net asset value, end of period ..................   $   19.46      $   17.29      $ 16.92     $ 15.74
                                                    ==========     ==========     ========    ========
Total return ....................................        21.80%         11.66%       14.60%      18.81%
                                                    ==========     ==========     ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $1,360,220     $1,203,867     $997,041    $686,140
Ratio of expenses to average net assets .........         0.71%          0.69%        0.60%       0.61%
Ratio of net investment income to average net
 assets .........................................         0.72%          0.97%        1.28%       1.76%
Portfolio turnover rate .........................          105%            57%          59%         67%


                                                                                         CLASS IB
                                                         ------------------------------------------------------------------------
                                                             SIX MONTHS                                             OCTOBER 2,*
                                                                ENDED             YEAR ENDED DECEMBER 31,             1996 TO
                                                            JUNE 30, 2000   ------------------------------------   DECEMBER 31,
                                                             (UNAUDITED)        1999         1998        1997          1996
                                                         ------------------ ------------ ----------- ----------- ----------------
Net asset value, beginning of period ...................    $   25.05         $ 19.41      $ 17.27     $ 16.91      $  16.57
                                                            ---------         -------      -------     -------      --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................       ( 0.01)           0.03        0.08        0.12           0.02
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ........       ( 0.16)           7.24        3.56        1.76           0.81
                                                            ---------         -------      -------     -------      --------
 Total from investment operations ......................       ( 0.17)           7.27        3.64        1.88           0.83
                                                            ---------         -------      -------     -------      --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................       ( 0.04)              --      ( 0.19)     ( 0.33)           --
 Dividends in excess of net investment income ..........           --               --          --          --        ( 0.11)
 Distributions from realized gains .....................       ( 1.39)          ( 1.63)     ( 1.31)     ( 1.19)       ( 0.10)
 Distributions in excess of realized gains .............           --               --          --          --        ( 0.28)
                                                            ---------         --------     -------     -------      --------
 Total dividends and distributions .....................       ( 1.43)          ( 1.63)     ( 1.50)     ( 1.52)       ( 0.49)
                                                            ---------         --------     -------     -------      --------
Net asset value, end of period .........................    $   23.45         $ 25.05      $ 19.41     $ 17.27      $  16.91
                                                            =========         ========     =======     =======      ========
Total return ...........................................       ( 0.76)%(b)       38.17%      21.50%      11.38%         4.98%(b)
                                                            =========         ========     =======     =======      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................    $ 186,359         $121,052     $47,982     $21,520      $    290
Ratio of expenses to average net assets ................         0.98%(a)         0.95%       0.96%       0.97%         0.86%(a)
Ratio of net investment income to average net assets....       ( 0.09)%(a)        0.16%       0.41%       0.67%         0.48%(a)
Portfolio turnover rate ................................           29%              93%        105%         57%           59%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

ALLIANCE GROWTH AND INCOME PORTFOLIO(D)(E):





                                                               CLASS IA
                                                  -----------------------------------
                                                       SIX MONTHS        YEAR ENDED
                                                          ENDED         DECEMBER 31,
                                                      JUNE 30, 2000    --------------
                                                       (UNAUDITED)          1999
                                                  -------------------- --------------
Net asset value, beginning of period ............      $  18.24          $   16.99
                                                       ---------         ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................          0.07               0.06
 Net realized and unrealized gain (loss) on
  investments ...................................          1.00               3.05
                                                       ---------         ---------
 Total from investment operations ...............          1.07               3.11
                                                       ---------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........        ( 0.01)             ( 0.05)
 Distributions from realized gains ..............        ( 0.77)             ( 1.81)
                                                       ---------         ----------
 Total dividends and distributions ..............        ( 0.78)             ( 1.86)
                                                       ---------         ----------
Net asset value, end of period ..................      $  18.53          $   18.24
                                                       =========         ==========
Total return ....................................          5.85%(b)           18.66%
                                                       =========         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............      $1,322,636        $1,241,619
Ratio of expenses to average net assets .........          0.59%(a)            0.57%
Ratio of net investment income to average net
 assets .........................................          0.74%(a)            0.33%
Portfolio turnover rate .........................            29%                 70%



                                                                      CLASS IA
                                                  -------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                      1998         1997         1996        1995
                                                  ------------ ------------ ------------ ----------
Net asset value, beginning of period ............   $ 15.38      $ 13.01      $ 11.70     $  9.70
                                                    -------      -------      -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................      0.06         0.15         0.24       0.33
 Net realized and unrealized gain (loss) on
  investments ...................................      3.08         3.30         2.05       1.97
                                                    -------      -------      -------     -------
 Total from investment operations ...............      3.14         3.45         2.29       2.30
                                                    -------      -------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........     ( 0.05)      ( 0.15)      ( 0.23)    ( 0.30)
 Distributions from realized gains ..............     ( 1.48)      ( 0.93)      ( 0.75)        --
                                                    --------     --------     --------    -------
 Total dividends and distributions ..............     ( 1.53)      ( 1.08)      ( 0.98)    ( 0.30)
                                                    --------     --------     --------    -------
Net asset value, end of period ..................   $ 16.99      $ 15.38      $ 13.01     $ 11.70
                                                    ========     ========     ========    =======
Total return ....................................      20.86%       26.90%       20.09%     24.07%
                                                    ========     ========     ========    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $877,744     $555,059     $232,080    $98,053
Ratio of expenses to average net assets .........       0.58%        0.58%        0.58%      0.60%
Ratio of net investment income to average net
 assets .........................................       0.38%        0.99%        1.94%      3.11%
Portfolio turnover rate .........................         74%          79%          88%        65%


                                                                                       CLASS IB
                                                           -----------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED         YEAR ENDED DECEMBER 31,       MAY 1, 1997*
                                                             JUNE 30, 2000    --------------------------          TO
                                                              (UNAUDITED)         1999          1998       DECEMBER 31, 1997
                                                           -----------------  ------------  ------------  ------------------
Net asset value, beginning of period ....................      $  18.16         $ 16.95       $ 15.36         $  13.42
                                                               --------         -------       -------         --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................          0.05            0.01          0.03             0.05
 Net realized and unrealized gain (loss) on
  investments ...........................................          0.99            3.04          3.07             2.91
                                                               --------         -------       -------         --------
 Total from investment operations .......................          1.04            3.05          3.10             2.96
                                                               --------         -------       -------         --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...................        ( 0.01)          ( 0.03)       ( 0.03)         ( 0.09)
 Distributions from realized gains ......................        ( 0.77)          ( 1.81)       ( 1.48)         ( 0.93)
                                                               --------         --------      --------        --------
 Total dividends and distributions ......................        ( 0.78)          ( 1.84)       ( 1.51)         ( 1.02)
                                                               --------         --------      --------        --------
Net asset value, end of period ..........................      $  18.42         $ 18.16       $ 16.95         $  15.36
                                                               ========         ========      ========        ========
Total return ............................................          5.72%(b)        18.37%        20.56%          22.41%(b)
                                                               ========         ========      ========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................      $359,237         $261,663      $120,558        $ 32,697
Ratio of expenses to average net assets .................          0.84%(a)         0.82%         0.83%           0.83%(a)
Ratio of net investment income to average net assets.....          0.49%(a)         0.06%         0.17%           0.43%(a)
Portfolio turnover rate .................................            29%              70%           74%             79%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

ALLIANCE GROWTH INVESTORS PORTFOLIO(D)(E):





                                                                CLASS IA
                                                  ------------------------------------
                                                        SIX MONTHS        YEAR ENDED
                                                          ENDED          DECEMBER 31,
                                                      JUNE 30, 2000     --------------
                                                       (UNAUDITED)           1999
                                                  --------------------- --------------
Net asset value, beginning of period ............      $   22.57          $   19.87
                                                       ----------         ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................           0.20               0.37
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................         ( 0.36)              4.83
                                                       ----------         ---------
 Total from investment operations ...............         ( 0.16)              5.20
                                                       ----------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........             --              ( 0.35)
 Dividends in excess of net investment
  income ........................................             --                  --
 Distributions from realized gains ..............         ( 0.22)             ( 2.15)
 Distributions in excess of realized gains ......             --                  --
                                                       ----------         ----------
 Total dividends and distributions ..............         ( 0.22)             ( 2.50)
                                                       ----------         ----------
Net asset value, end of period ..................      $   22.19          $   22.57
                                                       ==========         ==========
Total return ....................................         ( 0.70)%(b)          26.58%
                                                       ==========         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............      $2,487,263         $2,495,787
Ratio of expenses to average net assets .........           0.58%(a)            0.53%
Ratio of net investment income to average net
 assets .........................................           1.83%(a)            1.71%
Portfolio turnover rate .........................             34%                 98%



                                                                          CLASS IA
                                                  --------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------------
                                                       1998           1997           1996          1995
                                                  -------------- -------------- -------------- -----------
Net asset value, beginning of period ............   $   18.55      $   17.20      $   17.68     $ 14.66
                                                    ---------      ---------      ---------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................        0.41           0.41           0.40        0.57
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................        3.03           2.43           1.66        3.24
                                                    ---------      ---------      ---------     --------
 Total from investment operations ...............        3.44           2.84           2.06        3.81
                                                    ---------      ---------      ---------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........       ( 0.41)        ( 0.46)        ( 0.40)     ( 0.54)
 Dividends in excess of net investment
  income ........................................           --             --         ( 0.03)     ( 0.01)
 Distributions from realized gains ..............       ( 1.71)        ( 1.03)        ( 2.10)     ( 0.24)
 Distributions in excess of realized gains ......           --             --         ( 0.01)         --
                                                    ----------     ----------     ----------    --------
 Total dividends and distributions ..............       ( 2.12)        ( 1.49)        ( 2.54)     ( 0.79)
                                                    ----------     ----------     ----------    --------
Net asset value, end of period ..................   $   19.87      $   18.55      $   17.20     $ 17.68
                                                    ==========     ==========     ==========    ========
Total return ....................................        19.13%         16.87%         12.61%      26.37%
                                                    ==========     ==========     ==========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $1,963,074     $1,630,389     $1,301,643    $896,134
Ratio of expenses to average net assets .........         0.55%          0.57%          0.57%       0.56%
Ratio of net investment income to average net
 assets .........................................         2.10%          2.18%          2.31%       3.43%
Portfolio turnover rate .........................          102%           121%           190%        107%


                                                                                 CLASS IB
                                                          -------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED             YEAR ENDED DECEMBER 31,
                                                             JUNE 30, 2000   ------------------------------------
                                                              (UNAUDITED)        1999         1998        1997
                                                          ------------------ ------------ ----------- -----------
Net asset value, beginning of period ....................    $    22.51        $ 19.84      $ 18.52     $ 17.19
                                                             ----------        -------      -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................          0.18           0.31        0.36        0.36
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions .........        ( 0.37)          4.82        3.03        2.43
                                                             ----------        -------      -------     -------
 Total from investment operations .......................        ( 0.19)          5.13        3.39        2.79
                                                             ----------        -------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...................            --          ( 0.31)     ( 0.36)     ( 0.43)
 Dividends in excess of net investment income ...........            --              --          --          --
 Distributions from realized gains ......................        ( 0.22)         ( 2.15)     ( 1.71)     ( 1.03)
 Distributions in excess of realized gains ..............            --              --          --          --
                                                             ----------        --------     -------     -------
 Total dividends and distributions ......................        ( 0.22)         ( 2.46)     ( 2.07)     ( 1.46)
                                                             ----------        --------     -------     -------
Net asset value, end of period ..........................    $    22.10        $ 22.51      $ 19.84     $ 18.52
                                                             ==========        ========     =======     =======
Total return ............................................        ( 0.83)%(b)      26.27%      18.83%      16.58%
                                                             ==========        ========     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................    $  281,655        $202,850     $92,027     $35,730
Ratio of expenses to average net assets .................          0.83%(a)        0.78%       0.80%       0.82%
Ratio of net investment income to average net assets.....          1.60%(a)        1.44%       1.85%       1.88%
Portfolio turnover rate .................................            34%             98%        102%        121%



                                                              CLASS IB
                                                          ----------------
                                                             OCTOBER 2,*
                                                               1996 TO
                                                            DECEMBER 31,
                                                                1996
                                                          ----------------
Net asset value, beginning of period ....................    $   16.78
                                                             ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................         0.07
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions .........         0.71
                                                             ---------
 Total from investment operations .......................         0.78
                                                             ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...................       ( 0.02)
 Dividends in excess of net investment income ...........       ( 0.09)
 Distributions from realized gains ......................       ( 0.02)
 Distributions in excess of realized gains ..............       ( 0.24)
                                                             ---------
 Total dividends and distributions ......................       ( 0.37)
                                                             ---------
Net asset value, end of period ..........................    $   17.19
                                                             =========
Total return ............................................         4.64%(b)
                                                             =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................    $     472
Ratio of expenses to average net assets .................         0.84%(a)
Ratio of net investment income to average net assets.....         1.69%(a)
Portfolio turnover rate .................................          190%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

ALLIANCE HIGH YIELD PORTFOLIO(D)(E):





                                                                CLASS IA
                                                     -------------------------------
                                                         SIX MONTHS      YEAR ENDED
                                                            ENDED       DECEMBER 31,
                                                        JUNE 30, 2000   ------------
                                                         (UNAUDITED)        1999
                                                     ------------------ ------------
Net asset value, beginning of period ...............    $     7.43        $  8.71
                                                        ----------        -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................          0.38           0.90
 Net realized and unrealized gain (loss) on
  investments. .....................................         (0.49)         (1.19)
                                                        ----------        -------
 Total from investment operations ..................         (0.11)         (0.29)
                                                        ----------        -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............         (0.01)         (0.96)
 Dividends in excess of net investment
  income ...........................................            --             --
 Distributions from realized gains .................            --          (0.01)
 Distributions in excess of realized gains .........            --             --
 Return of capital distributions ...................            --          (0.02)
                                                        ----------        -------
 Total dividends and distributions .................         (0.01)         (0.99)
                                                        ----------        -------
Net asset value, end of period .....................    $     7.31        $  7.43
                                                        ==========        =======
Total return .......................................         (1.46)%(b)     (3.35)%
                                                        ==========        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................    $  300,800        $336,292
Ratio of expenses to average net assets ............          0.66%(a)       0.63%
Ratio of net investment income to average net
 assets ............................................         10.53%(a)      10.53%
Portfolio turnover rate ............................            49%           178%



                                                                           CLASS IA
                                                     ----------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                          1998         1997         1996         1995
                                                     ------------- ------------ ------------ ------------
Net asset value, beginning of period ...............    $ 10.41      $ 10.02      $  9.64      $  8.91
                                                        -------      -------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................       1.07         1.04         1.02         0.98
 Net realized and unrealized gain (loss) on
  investments. .....................................     ( 1.56)        0.75         1.07         0.73
                                                        -------      -------      -------      -------
 Total from investment operations ..................     ( 0.49)        1.79         2.09         1.71
                                                        -------      -------      -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............     ( 1.03)       ( 0.97)      ( 0.98)       (0.94)
 Dividends in excess of net investment
  income ...........................................         --            --       ( 0.03)       (0.04)
 Distributions from realized gains .................     ( 0.18)       ( 0.43)      ( 0.70)          --
 Distributions in excess of realized gains .........         --            --           --           --
 Return of capital distributions ...................
 Total dividends and distributions .................     ( 1.21)       ( 1.40)      ( 1.71)       (0.98)
                                                        -------      --------     --------     --------
Net asset value, end of period .....................    $  8.71      $ 10.41      $ 10.02      $  9.64
                                                        =======      ========     ========     ========
Total return .......................................     ( 5.15)%       18.48%       22.89%       19.92%
                                                        =======      ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................    $405,308     $355,473     $199,360     $118,129
Ratio of expenses to average net assets ............       0.63%         0.62%        0.59%        0.60%
Ratio of net investment income to average net
 assets ............................................      10.67%         9.82%        9.93%       10.34%
Portfolio turnover rate ............................        181%          390%         485%         350%


                                                                                  CLASS IB
                                                          ---------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED              YEAR ENDED DECEMBER 31,
                                                             JUNE 30, 2000   --------------------------------------
                                                              (UNAUDITED)        1999          1998         1997
                                                          ------------------ ------------ ------------- -----------
Net asset value, beginning of period ....................    $     7.40        $  8.69       $ 10.39      $ 10.01
                                                             ----------        -------       -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................          0.37           0.87          1.04        1.05
 Net realized and unrealized gain (loss) on
  investments. ..........................................         (0.49)         (1.18)       ( 1.56)       0.71
                                                             ----------        -------       -------      -------
 Total from investment operations .......................         (0.12)         (0.31)       ( 0.52)       1.76
                                                             ----------        -------       -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...................         (0.01)         (0.95)       ( 1.00)      ( 0.95)
 Dividends in excess of net investment income ...........            --             --            --           --
 Distributions from realized gains ......................            --          (0.01)       ( 0.18)      ( 0.43)
 Distributions in excess of realized gains ..............            --             --            --           --
 Return of capital distributions ........................            --          (0.02)
                                                             ----------        -------
 Total dividends and distributions ......................         (0.01)         (0.98)       ( 1.18)      ( 1.38)
                                                             ----------        -------       -------      -------
Net asset value, end of period ..........................    $     7.27        $  7.40       $  8.69      $ 10.39
                                                             ==========        =======       =======      =======
Total return ............................................         (1.59)%(b)     (3.58)%      ( 5.38)%      18.19%
                                                             ==========        =======       =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................    $  237,263        $230,290      $207,042     $66,338
Ratio of expenses to average net assets .................          0.91%(a)       0.88%         0.88%        0.88%
Ratio of net investment income to average net assets.....         10.28%(a)      10.25%        10.60%        9.76%
Portfolio turnover rate .................................            49%           178%          181%         390%



                                                              CLASS IB
                                                          ----------------
                                                             OCTOBER 2,*
                                                               1996 TO
                                                            DECEMBER 31,
                                                                1996
                                                          ----------------
Net asset value, beginning of period ....................    $   10.25
                                                             ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................         0.19
 Net realized and unrealized gain (loss) on
  investments. ..........................................         0.15
                                                             ---------
 Total from investment operations .......................         0.34
                                                             ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...................       ( 0.03)
 Dividends in excess of net investment income ...........       ( 0.25)
 Distributions from realized gains ......................       ( 0.01)
 Distributions in excess of realized gains ..............       ( 0.29)
 Return of capital distributions ........................
 Total dividends and distributions ......................       ( 0.58)
                                                             ---------
Net asset value, end of period ..........................    $   10.01
                                                             =========
Total return ............................................         3.32%(b)
                                                             =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................    $     685
Ratio of expenses to average net assets .................         0.82%(a)
Ratio of net investment income to average net assets.....         8.71%(a)
Portfolio turnover rate .................................          485%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(D)(E):





                                                                                     CLASS IA
                                                  -------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                          YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2000   -------------------------------------------------------------
                                                     (UNAUDITED)        1999         1998         1997         1996       1995
                                                  ----------------- ------------ ------------ ------------ ----------- ----------
Net asset value, beginning of period ............     $   9.18        $  9.67      $  9.44      $  9.29      $ 9.47     $ 8.87
                                                      --------        -------      -------      -------      ------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................         0.26           0.50         0.50         0.53        0.54       0.58
 Net realized and unrealized gain (loss) on
  investments ...................................        (0.01)          (0.49)       0.21         0.13        (0.19)     0.57
                                                      --------        --------     -------      -------      -------    -------
 Total from investment operations ...............         0.25           0.01         0.71         0.66        0.35       1.15
                                                      --------        --------     -------      -------      -------    -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income. ..........           --           (0.50)       (0.48)       (0.51)      (0.53)     (0.55)
                                                      --------        --------     --------     --------     -------    -------
Net asset value, end of period ..................     $   9.43        $  9.18      $  9.67      $  9.44      $ 9.29     $ 9.47
                                                      ========        ========     ========     ========     =======    =======
Total return ....................................         2.77%(b)        0.02%        7.74%        7.29%       3.78%     13.33%
                                                      ========        ========     ========     ========     =======    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............     $145,671        $156,864     $153,383     $115,114     $88,384    $71,780
Ratio of expenses to average net assets .........         0.57%(a)        0.55%        0.55%        0.55%       0.56%      0.57%
Ratio of net investment income to average net
 assets .........................................         5.72%(a)        5.16%        5.21%        5.61%       5.73%      6.15%
Portfolio turnover rate .........................          260%            408%         539%         285%        318%       255%


                                                                                        CLASS IB
                                                            -----------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED         YEAR ENDED DECEMBER 31,        MAY 1, 1997*
                                                             JUNE 30, 2000    --------------------------           TO
                                                              (UNAUDITED)         1999           1998       DECEMBER 31, 1997
                                                            ---------------   ------------   -----------   ------------------
Net asset value, beginning of period ....................      $   9.15         $  9.66        $ 9.43          $   9.27
                                                               --------         -------        ------          --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................          0.25            0.47          0.47              0.32
 Net realized and unrealized gain (loss) on
  investments ...........................................         (0.01)          (0.49)         0.22              0.22
                                                               --------         -------        ------          --------
 Total from investment operations .......................          0.24           (0.02)         0.69              0.54
                                                               --------         -------        ------          --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income. ..................            --           (0.49)         (0.46)           (0.38)
                                                               --------         -------        -------         --------
Net asset value, end of period ..........................      $   9.39         $  9.15        $ 9.66          $   9.43
                                                               ========         =======        =======         ========
Total return ............................................          2.64%(b)       (0.23)%         7.48%            5.83%(b)
                                                               ========         =======        =======         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................      $ 57,506         $45,911        $30,898         $  5,052
Ratio of expenses to average net assets .................          0.82%(a)        0.80%          0.80%            0.81%(a)
Ratio of net investment income to average net assets.....          5.46%(a)        4.91%          4.87%            5.15%(a)
Portfolio turnover rate .................................           260%            408%           539%             285%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

ALLIANCE INTERNATIONAL PORTFOLIO(D)(E):





                                                                                 CLASS IA
                                                  -----------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                     YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2000   ----------------------------------------------------
                                                      (UNAUDITED)        1999         1998          1997         1996
                                                  ------------------ ------------ ------------ ------------- ------------
Net asset value, beginning of period ............    $    15.03        $ 11.13      $ 10.27       $ 11.50      $ 10.87
                                                     ----------        -------      -------       -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................          0.02           0.08         0.09          0.10         0.13
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................        ( 0.98)          4.07         0.97        ( 0.45)        0.94
                                                     ----------        -------      -------       -------      -------
 Total from investment operations ...............        ( 0.96)          4.15         1.06        ( 0.35)        1.07
                                                     ----------        -------      -------       -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........        ( 0.05)             --       ( 0.20)      ( 0.32)       ( 0.10)
 Dividends in excess of net investment
  income ........................................            --              --           --           --        ( 0.09)
 Distributions from realized gains ..............        ( 0.51)         ( 0.25)          --       ( 0.56)       ( 0.25)
                                                     ----------        --------     --------      -------      --------
 Total dividends and distributions ..............        ( 0.56)         ( 0.25)      ( 0.20)      ( 0.88)       ( 0.44)
                                                     ----------        --------     --------      -------      --------
Net asset value, end of period ..................    $    13.51        $ 15.03      $ 11.13       $ 10.27      $ 11.50
                                                     ==========        ========     ========      =======      ========
Total return ....................................        ( 6.41)%(b) 37.31 %      10.57 %          ( 2.98)%        9.82%
                                                     ==========      ==========   ==========      =======      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............    $  289,158       $268,541     $204,767       $190,611     $151,907
Ratio of expenses to average net assets .........          1.09%(a)       1.08%        1.06%         1.08%         1.06%
Ratio of net investment income to average net
 assets .........................................          0.24%(a)       0.70%        0.81%         0.83%         1.10%
Portfolio turnover rate .........................            51%           152%          59%           59%           48%



                                                       CLASS IA
                                                  ------------------
                                                    APRIL 1, 1995*
                                                          TO
                                                   DECEMBER 31, 1995
                                                  ------------------
Net asset value, beginning of period ............     $   10.00
                                                      ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................          0.14
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................          0.98
                                                      ---------
 Total from investment operations ...............          1.12
                                                      ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........        ( 0.07)
 Dividends in excess of net investment
  income ........................................        ( 0.13)
 Distributions from realized gains ..............        ( 0.05)
                                                      ---------
 Total dividends and distributions ..............        ( 0.25)
                                                      ---------
Net asset value, end of period ..................     $   10.87
                                                      =========
Total return ....................................         11.29%(b)
                                                      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............     $  28,684
Ratio of expenses to average net assets .........          1.03%(a)
Ratio of net investment income to average net
 assets .........................................          1.71%(a)
Portfolio turnover rate .........................            56%


                                                                                       CLASS IB
                                                           ----------------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED        YEAR ENDED DECEMBER 31,      MAY 1, 1997*
                                                              JUNE 30, 2000    ------------------------          TO
                                                               (UNAUDITED)         1999         1998      DECEMBER 31, 1997
                                                           ------------------  -----------  -----------  ------------------
Net asset value, beginning of period ....................     $   14.96         $ 11.11     $ 10.26         $   11.39
                                                              ---------         -------     -------         ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................          0.01           0.04        0.05               0.02
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions .........        ( 0.96)          4.06        0.98             ( 0.31)
                                                              ---------         -------     -------         ---------
 Total from investment operations .......................        ( 0.95)          4.10        1.03             ( 0.29)
                                                              ---------         -------     -------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...................        ( 0.05)             --     ( 0.18)            ( 0.28)
 Dividends in excess of net investment income ...........            --              --         --                 --
 Distributions from realized gains ......................        ( 0.51)         ( 0.25)        --             ( 0.56)
                                                              ---------         -------     -------         ---------
 Total dividends and distributions ......................        ( 0.56)         ( 0.25)    ( 0.18)            ( 0.84)
                                                              ---------         -------     -------         ---------
Net asset value, end of period ..........................     $   13.45         $ 14.96     $ 11.11         $   10.26
                                                              =========         =======     =======         =========
Total return ............................................        ( 6.41)%(b)   36.90 %      10.30 %            ( 2.54)%(b)
                                                              =========        =========    =========       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................     $  32,895         $18,977     $7,543          $   3,286
Ratio of expenses to average net assets .................          1.34%(a)        1.33%      1.31%              1.38%(a)
Ratio of net investment income to average net assets.....          0.10%(a)        0.36%      0.44%              0.20%(a)
Portfolio turnover rate .................................            51%            152%        59%                59%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

ALLIANCE MONEY MARKET PORTFOLIO(D)(E):





                                                             CLASS IA
                                                  ------------------------------
                                                      SIX MONTHS     YEAR ENDED
                                                        ENDED       DECEMBER 31,
                                                    JUNE 30, 2000   ------------
                                                     (UNAUDITED)        1999
                                                  ----------------- ------------
Net asset value, beginning of period ............    $   10.28        $ 10.22
                                                     ---------        -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................         0.30           0.51
 Net realized and unrealized gain (loss) on
  investments ...................................           --              --
                                                     ---------        --------
 Total from investment operations ...............         0.30           0.51
                                                     ---------        --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........           --          ( 0.45)
                                                     ---------        --------
 Total dividends and distributions ..............           --          ( 0.45)
                                                     ---------        --------
Net asset value, end of period ..................    $   10.58        $ 10.28
                                                     =========        ========
Total return ....................................         2.95%(b)        4.96%
                                                     =========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............    $ 851,522        $883,988
Ratio of expenses to average net assets .........         0.38%(a)        0.37%
Ratio of net investment income to average net
 assets .........................................         5.79%(a)        4.91%



                                                                       CLASS IA
                                                  --------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------
                                                      1998         1997         1996         1995
                                                  ------------ ------------ ------------ -----------
Net asset value, beginning of period ............   $ 10.18      $ 10.17      $ 10.16     $ 10.14
                                                    -------      -------      -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................      0.53         0.54         0.54        0.57
 Net realized and unrealized gain (loss) on
  investments ...................................         --           --       ( 0.01)         --
                                                    --------     --------     --------    --------
 Total from investment operations ...............      0.53         0.54         0.53        0.57
                                                    --------     --------     --------    --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........     ( 0.49)      ( 0.53)      ( 0.52)     ( 0.55)
                                                    --------     --------     --------    --------
 Total dividends and distributions ..............     ( 0.49)      ( 0.53)      ( 0.52)     ( 0.55)
                                                    --------     --------     --------    --------
Net asset value, end of period ..................   $ 10.22      $ 10.18      $ 10.17     $ 10.16
                                                    ========     ========     ========    ========
Total return ....................................       5.34%        5.42%        5.33%       5.74%
                                                    ========     ========     ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $723,311     $449,960     $463,422    $386,691
Ratio of expenses to average net assets .........       0.37%        0.39%        0.43%       0.44%
Ratio of net investment income to average net
 assets .........................................       5.13%        5.28%        5.17%       5.53%


                                                                                 CLASS IB
                                                         --------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED              YEAR ENDED DECEMBER 31,
                                                           JUNE 30, 2000   --------------------------------------
                                                            (UNAUDITED)        1999         1998         1997
                                                         ----------------- ------------ ------------ ------------
Net asset value, beginning of period ...................    $   10.25        $ 10.21      $ 10.17      $ 10.16
                                                            ---------        -------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................         0.28           0.49         0.49         0.52
 Net realized and unrealized gain (loss) on
  investments ..........................................           --          ( 0.01)       0.02            --
                                                            ---------        --------     -------      --------
 Total from investment operations ......................         0.28           0.48         0.51         0.52
                                                            ---------        --------     -------      --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................           --          ( 0.44)      ( 0.47)      ( 0.51)
 Dividends in excess of net investment income ..........           --              --           --           --
                                                            ---------        --------     --------     --------
 Total dividends and distributions .....................           --          ( 0.44)      ( 0.47)      ( 0.51)
                                                            ---------        --------     --------     --------
Net asset value, end of period .........................    $   10.53        $ 10.25      $ 10.21      $ 10.17
                                                            =========        ========     ========     ========
Total return ...........................................         2.83%(b)        4.71%        5.08%        5.16%
                                                            =========        ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................    $ 548,118        $559,713     $386,718     $123,675
Ratio of expenses to average net assets ................         0.63%(a)        0.62%        0.62%        0.63%
Ratio of net investment income to average net assets....         5.55%(a)        4.68%        4.82%        5.02%



                                                             CLASS IB
                                                         -----------------
                                                          OCTOBER 2, 1996*
                                                                 TO
                                                            DECEMBER 31,
                                                                1996
                                                         -----------------
Net asset value, beginning of period ...................    $   10.16
                                                            ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................         0.11
 Net realized and unrealized gain (loss) on
  investments ..........................................         0.01
                                                            ---------
 Total from investment operations ......................         0.12
                                                            ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................       ( 0.02)
 Dividends in excess of net investment income ..........       ( 0.10)
                                                            ---------
 Total dividends and distributions .....................       ( 0.12)
                                                            ---------
Net asset value, end of period .........................    $   10.16
                                                            =========
Total return ...........................................         1.29%(b)
                                                            =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................    $   3,184
Ratio of expenses to average net assets ................         0.67%(a)
Ratio of net investment income to average net assets....         4.94%(a)

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/ALLIANCE PREMIER GROWTH PORTFOLIO:





                                                                           CLASS IA
                                                           -----------------------------------------
                                                               SIX MONTHS
                                                                  ENDED            MAY 1, 1999*
                                                              JUNE 30, 2000             TO
                                                               (UNAUDITED)       DECEMBER 31, 1999
                                                           ------------------ ----------------------
Net asset value, beginning of period .....................    $    11.87          $     10.00
                                                              ----------          -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................            --                 0.02
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ..........          0.41                 1.89
                                                              ----------          -----------
 Total from investment operations ........................          0.41                 1.91
                                                              ----------          -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................            --               ( 0.01)
 Distributions from realized gains .......................            --               ( 0.03)
                                                              ----------          -----------
 Total dividends and distributions .......................            --               ( 0.04)
                                                              ----------          -----------
Net asset value, end of period ...........................    $    12.28          $     11.87
                                                              ==========          ===========
Total return .............................................          3.78%(b)            19.14%(b)
                                                              ==========          ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................    $   50,434          $    28,834
Ratio of expenses to average net assets after waivers.....          0.90%(a)             0.90%(a)(c)
Ratio of expenses to average net assets before
 waivers (Note 6) ........................................          0.94%(a)             1.12%(a)(c)
Ratio of net investment income to average net assets
 after waivers ...........................................          0.02%(a)             0.45%(a)(c)
Ratio of net investment income to average net assets
 before waivers (Note 6) .................................        ( 0.03)%(a)            0.23%(a)(c)
Portfolio turnover rate ..................................            61%                  29%
 Effect of voluntary expense limitation during the
  period: (Note 6) .......................................
  Per share benefit to net investment income .............    $       --          $      0.01



                                                                             CLASS IB
                                                           ---------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED              MAY 1, 1999*
                                                               JUNE 30, 2000               TO
                                                                (UNAUDITED)         DECEMBER 31, 1999
                                                           -------------------- ------------------------
Net asset value, beginning of period .....................     $   11.86             $     10.00
                                                               ----------            -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................        ( 0.01)                   0.01
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ..........          0.41                    1.89
                                                               ----------            -----------
 Total from investment operations ........................          0.40                    1.90
                                                               ----------            -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................            --                  ( 0.01)
 Distributions from realized gains .......................            --                  ( 0.03)
                                                               ----------            -----------
 Total dividends and distributions .......................            --                  ( 0.04)
                                                               ----------            -----------
Net asset value, end of period ...........................     $   12.26             $     11.86
                                                               ==========            ===========
Total return .............................................          3.70%(b)               18.97%(b)
                                                               ==========            ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................     $1,342,756            $   451,323
Ratio of expenses to average net assets after waivers.....          1.15%(a)                1.15%(a)(c)
Ratio of expenses to average net assets before
 waivers (Note 6) ........................................          1.19%(a)                1.37%(a)(c)
Ratio of net investment income to average net assets
 after waivers ...........................................        ( 0.21)%(a)               0.20%(a)(c)
Ratio of net investment income to average net assets
 before waivers (Note 6) .................................        ( 0.25)%(a)             ( 0.02)%(a)(c)
Portfolio turnover rate ..................................            61%                     29%
 Effect of voluntary expense limitation during the
  period: (Note 6) .......................................
  Per share benefit to net investment income .............     $      --             $      0.01

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Concluded)

ALLIANCE QUALITY BOND PORTFOLIO(D)(E):





                                                                                     CLASS IA
                                                  -------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                         YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 2000 ----------------------------------------------------------------
                                                    (UNAUDITED)      1999         1998         1997         1996         1995
                                                  -------------- ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of period ............  $   9.11          $   9.84   $  9.74      $  9.49      $  9.61      $  8.72
                                                   --------          --------   -------      -------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................      0.30             0.54       0.55         0.60         0.57         0.57
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................      0.03            (0.74)      0.28         0.24         (0.07)       0.88
                                                   --------          --------   -------      -------      --------     -------
 Total from investment operations ...............      0.33            (0.20)      0.83         0.84         0.50         1.45
                                                   --------          --------   -------      -------      --------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........     (0.03)           (0.50)      (0.53)       (0.59)       (0.60)       (0.56)
 Dividends in excess of net investment
  income ........................................        --               --          --           --        (0.02)          --
 Distributions from realized gains ..............        --            (0.03)      (0.20)          --           --           --
                                                   --------          --------   --------     --------     --------     --------
 Total dividends and distributions ..............     (0.03)           (0.53)      (0.73)       (0.59)       (0.62)       (0.56)
                                                   --------          --------   --------     --------     --------     --------
Net asset value, end of period ..................  $   9.41          $   9.11   $  9.84      $  9.74      $  9.49      $  9.61
                                                   ========          ========   ========     ========     ========     ========
Total return .................................... 3.71 %(b)           (2.00)%       8.69%        9.14%        5.36%       17.02%
                                                  ============       ========   ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............... $514,130         $329,895     $322,418     $203,233     $155,023     $157,443
Ratio of expenses to average net assets ......... 0.57 %(a)      0.56 %             0.57%        0.57%        0.59%        0.59%
Ratio of net investment income to average net
 assets ......................................... 6.58 %(a)      5.64 %             5.48%        6.19%        6.06%        6.13%
Portfolio turnover rate ......................... 156 %          147 %               194%         374%         431%         411%


                                                                                 CLASS IB
                                                            ---------------------------------------------------
                                                               SIX MONTHS                        JULY 8, 1998*
                                                                 ENDED          YEAR ENDED            TO
                                                             JUNE 30, 2000     DECEMBER 31,      DECEMBER 31,
                                                              (UNAUDITED)          1999              1998
                                                            ---------------   --------------   ----------------
Net asset value, beginning of period ....................    $ 9.09             $ 9.84              $ 9.90
                                                             ------             ------              ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................      0.29              0.52                0.25
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions .........      0.04             (0.75)               0.14
                                                             ------             ------              ------
 Total from investment operations .......................      0.33             (0.23)               0.39
                                                             ------             ------              ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...................     (0.03)            (0.49)              (0.25)
 Dividends in excess of net investment income ...........        --                --                  --
 Distributions from realized gains ......................        --             (0.03)              (0.20)
                                                             ------             ------              ------
 Total dividends and distributions ......................     (0.03)            (0.52)              (0.45)
                                                             ------             ------              ------
Net asset value, end of period ..........................    $ 9.39             $ 9.09              $ 9.84
                                                             ======             ======              ======
Total return ............................................   3.64 %(b)          (2.25)%         4.05 %(b)
                                                            =============      =======         ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................   $3,966             $1,094            $   10
Ratio of expenses to average net assets .................   0.82 %(a)         0.81 %              0.81%(a)
Ratio of net investment income to average net assets.....   6.31 %(a)         5.39 %              5.06%(a)
Portfolio turnover rate .................................   156 %             147 %                194%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS


ALLIANCE SMALL CAP GROWTH PORTFOLIO(D)(E):



                                                                                              CLASS IA
                                                                    -------------------------------------------------------------
                                                                        SIX MONTHS                                 MAY 1, 1997*
                                                                          ENDED        YEAR ENDED DECEMBER 31,          TO
                                                                      JUNE 30, 2000   --------------------------   DECEMBER 31,
                                                                       (UNAUDITED)        1999          1998           1997
                                                                    ----------------- ------------ ------------- ----------------
Net asset value, beginning of period ..............................    $   15.11        $ 11.82       $ 12.35       $  10.00
                                                                       ---------        -------       -------       --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .....................................       ( 0.03)        ( 0.05)         0.01           0.01
 Net realized and unrealized gain (loss) on investments ...........         4.50           3.34        ( 0.54)          2.65
                                                                       ---------        -------       -------       --------
 Total from investment operations .................................         4.47           3.29        ( 0.53)          2.66
                                                                       ---------        -------       -------       --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .............................           --             --            --         ( 0.01)
 Distributions from realized gains ................................           --             --            --         ( 0.30)
                                                                       ---------        -------       -------       --------
 Total dividends and distributions ................................           --             --            --         ( 0.31)
                                                                       ---------        -------       -------       --------
Net asset value, end of period ....................................    $   19.58        $ 15.11       $ 11.82       $  12.35
                                                                       =========        =======       =======       ========
Total return ......................................................        29.64%(b)      27.75%       ( 4.28)%        26.74%
                                                                       =========        =======       =======       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................................    $ 433,835        $241,000      $198,360      $ 94,676
Ratio of expenses to average net assets ...........................         0.90%(a)       0.95%         0.96%          0.95%(a)
Ratio of net investment income (loss) to average net assets .......       ( 0.40)%(a)    ( 0.40)%        0.08%          0.10%(a)
Portfolio turnover rate ...........................................           68%           221%           94%            96%


                                                                                      CLASS IB
                                                                    --------------------------------------------
                                                                        SIX MONTHS
                                                                          ENDED        YEAR ENDED DECEMBER 31,
                                                                      JUNE 30, 2000   --------------------------
                                                                       (UNAUDITED)        1999          1998
                                                                    ----------------- ------------ -------------
Net asset value, beginning of period ..............................   $    15.03        $ 11.79       $ 12.34
                                                                      ----------        -------       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .....................................       ( 0.06)        ( 0.08)       ( 0.02)
 Net realized and unrealized gain (loss) on investments ...........         4.48           3.32        ( 0.53)
                                                                      ----------        -------       -------
 Total from investment operations .................................         4.42           3.24        ( 0.55)
                                                                      ----------        -------       -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .............................           --             --            --
 Distributions from realized gains ................................           --             --            --
                                                                      ----------        -------       -------
 Total dividends and distributions ................................           --             --            --
                                                                      ----------        -------       -------
Net asset value, end of period ....................................   $    19.45        $ 15.03       $ 11.79
                                                                      ==========        =======       =======
Total return ......................................................        29.42%(b)      27.46%       ( 4.44)%
                                                                      ==========        =======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................................   $  313,039        $162,331      $112,254
Ratio of expenses to average net assets ...........................         1.15%(a)       1.20%         1.20%
Ratio of net investment income (loss) to average net assets .......       ( 0.66)%(a)    ( 0.65)%      ( 0.17)%
Portfolio turnover rate ...........................................           68%           221%           94%



                                                                         CLASS IB
                                                                    ------------------
                                                                       MAY 1, 1997*
                                                                            TO
                                                                       DECEMBER 31,
                                                                           1997
                                                                    ------------------
Net asset value, beginning of period ..............................    $    10.00
                                                                       ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .....................................        ( 0.01)
 Net realized and unrealized gain (loss) on investments ...........          2.65
                                                                       ----------
 Total from investment operations .................................          2.64
                                                                       ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .............................            --
 Distributions from realized gains ................................        ( 0.30)
                                                                       ----------
 Total dividends and distributions ................................        ( 0.30)
                                                                       ----------
Net asset value, end of period ....................................    $    12.34
                                                                       ==========
Total return ......................................................         26.57%(b)
                                                                       ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................................    $   46,324
Ratio of expenses to average net assets ...........................          1.15%(a)
Ratio of net investment income (loss) to average net assets .......        ( 0.12)%(a)
Portfolio turnover rate ...........................................            96%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/ALLIANCE TECHNOLOGY PORTFOLIO(E):


                                                                                          CLASS IA             CLASS IB
                                                                                     ------------------   ------------------
                                                                                        MAY 1, 2000*         MAY 1, 2000*
                                                                                             TO                   TO
                                                                                        JUNE 30, 2000        JUNE 30, 2000
                                                                                         (UNAUDITED)          (UNAUDITED)
                                                                                     ------------------   ------------------
Net asset value, beginning of period (b) .........................................      $   10.00            $   10.00
                                                                                        ---------            ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................           0.01                   --
 Net realized and unrealized gain (loss) on investments ..........................         ( 0.81)              ( 0.80)
                                                                                        ---------            ---------
 Total from investment operations ................................................         ( 0.80)              ( 0.80)
                                                                                        ---------            ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................             --                   --
 Distributions from realized gains ...............................................             --                   --
                                                                                        ---------            ---------
 Total dividends and distributions ...............................................             --                   --
                                                                                        ---------            ---------
Net asset value, end of period ...................................................      $    9.20            $    9.20
                                                                                        =========            =========
Total return .....................................................................         ( 8.00)%(b)          ( 8.00)%(b)
                                                                                        =========            =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................      $   8,283            $  72,118
Ratio of expenses to average net assets after waivers ............................           0.90%(a)             1.15%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................           1.07%(a)             1.32%(a)
Ratio of net investment income to average net assets after waivers ...............           0.86%(a)             0.22%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....           0.69%(a)             0.05%(a)
Portfolio turnover rate ..........................................................              4%                   4%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

BT EQUITY 500 INDEX PORTFOLIO:**


                                                                                                    CLASS IB
                                                                                   -------------------------------------------
                                                                                       SIX MONTHS
                                                                                          ENDED       YEAR ENDED DECEMBER 31,
                                                                                      JUNE 30, 2000   ------------------------
                                                                                       (UNAUDITED)        1999         1998
                                                                                   ------------------ ------------ -----------
Net asset value, beginning of period .............................................    $   14.85         $ 12.45     $ 10.00
                                                                                      ---------         -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................         0.04            0.08        0.06
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................       ( 0.15)           2.44        2.45
                                                                                      ---------         -------     --------
 Total from investment operations ................................................       ( 0.11)           2.52        2.51
                                                                                      ---------         -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................           --           ( 0.08)     ( 0.06)
 Dividends in excess of net investment income ....................................
 Distributions from realized gains ...............................................           --           ( 0.04)         --
                                                                                      ---------         --------    --------
 Total dividends and distributions ...............................................           --           ( 0.12)     ( 0.06)
                                                                                      ---------         --------    --------
Net asset value, end of period ...................................................    $   14.74         $ 14.85     $ 12.45
                                                                                      =========         ========    ========
Total return .....................................................................       ( 0.68)%(b)       20.30%      25.14%
                                                                                      =========         ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................    $ 851,244         $683,544    $224,247
Ratio of expenses to average net assets after waivers ............................         0.57%(a)         0.55%       0.55%
Ratio of expenses to average net assets before waivers (Note 6) ..................         0.57%(a)         0.67%       0.83%
Ratio of net investment income to average net assets after waivers ...............         0.67%(a)         0.84%       1.22%
Ratio of net investment income to average net assets before waivers (Note 6) .....         0.67%(a)         0.72%       0.94%
Portfolio turnover rate ..........................................................            1%               2%          2%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................    $      --         $  0.01     $  0.01

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

BT INTERNATIONAL EQUITY INDEX PORTFOLIO:**




                                                                                            CLASS IA
                                                                                     ----------------------
                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                          JUNE 30, 2000
                                                                                           (UNAUDITED)
                                                                                     ----------------------
Net asset value, beginning of period ...............................................     $     14.85
                                                                                         -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................................................            0.10
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions .....................................................................          ( 1.06)
                                                                                         -----------
 Total from investment operations ..................................................          ( 0.96)
                                                                                         -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............................................          ( 0.01)
 Dividends in excess of net investment income ......................................              --
 Distributions from realized gains .................................................          ( 0.15)
                                                                                         -----------
 Total dividends and distributions .................................................          ( 0.16)
                                                                                         -----------
Net asset value, end of period .....................................................     $     13.73
                                                                                         ===========
Total return .......................................................................          ( 6.53)%(b)
                                                                                         ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................................................     $     5,044
Ratio of expenses to average net assets after waivers ..............................            0.75%(a)(c)
Ratio of expenses to average net assets before waivers (Note 6) ....................            0.75%(a)(c)
Ratio of net investment income to average net assets after waivers .................            1.51%(a)(c)
Ratio of net investment income to average net assets(c) before waivers (Note 6).....            1.51%(a)(c)
Portfolio turnover rate ............................................................               1%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .......................................     $        --



                                                                                                      CLASS IA
                                                                                     ------------------------------------------
                                                                                                           NOVEMBER 24, 1998*
                                                                                          YEAR ENDED               TO
                                                                                      DECEMBER 31, 1999     DECEMBER 31, 1998
                                                                                     ------------------- ----------------------
Net asset value, beginning of period ...............................................     $   11.84           $     11.67
                                                                                         ---------           -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................................................          0.16                  0.03
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions .....................................................................          3.10                  0.31
                                                                                         ---------           -----------
 Total from investment operations ..................................................          3.26                  0.34
                                                                                         ---------           -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............................................        ( 0.13)               ( 0.17)
 Dividends in excess of net investment income ......................................        ( 0.01)                   --
 Distributions from realized gains .................................................        ( 0.11)                   --
                                                                                         ---------           -----------
 Total dividends and distributions .................................................        ( 0.25)               ( 0.17)
                                                                                         ---------           -----------
Net asset value, end of period .....................................................     $   14.85           $     11.84
                                                                                         =========           ===========
Total return .......................................................................         27.75%                 2.94%(b)
                                                                                         =========           ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................................................     $   3,629           $       735
Ratio of expenses to average net assets after waivers ..............................          0.69%(c)              0.59%(a)(c)
Ratio of expenses to average net assets before waivers (Note 6) ....................          0.80%(c)              1.24%(a)(c)
Ratio of net investment income to average net assets after waivers .................          1.21%(c)              1.36%(a)(c)
Ratio of net investment income to average net assets(c) before waivers (Note 6).....          1.10%(c)              0.71%(a)(c)
Portfolio turnover rate ............................................................             7%                    3%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .......................................     $    0.03           $      0.26


                                                                                            CLASS IB
                                                                                     ----------------------
                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                          JUNE 30, 2000
                                                                                           (UNAUDITED)
                                                                                     ----------------------
Net asset value, beginning of period ...............................................     $     14.87
                                                                                         -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................................................            0.08
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions .....................................................................          ( 1.07)
                                                                                         -----------
 Total from investment operations ..................................................          ( 0.99)
                                                                                         -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............................................          ( 0.01)
 Dividends in excess of net investment income ......................................              --
 Distributions from realized gains .................................................          ( 0.15)
                                                                                         -----------
 Total dividends and distributions .................................................          ( 0.16)
                                                                                         -----------
Net asset value, end of period .....................................................     $     13.72
                                                                                         ===========
Total return .......................................................................          ( 6.66)%(b)
                                                                                         ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................................................     $   117,518
Ratio of expenses to average net assets after waivers ..............................            1.00%(a)(c)
Ratio of expenses to average net assets before waivers (Note 6) ....................            1.00%(a)(c)
Ratio of net investment income to average net assets after waivers .................            1.26%(a)(c)
Ratio of net investment income to average net assets(c) before waivers (Note 6).....            1.26%(a)(c)
Portfolio turnover rate ............................................................               1%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .......................................     $        --



                                                                                                 CLASS IB
                                                                                     ---------------------------------
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                     ---------------------------------
                                                                                           1999             1998
                                                                                     ---------------- ----------------
Net asset value, beginning of period ...............................................    $   11.85        $   10.00
                                                                                        ---------        ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................................................         0.10             0.08
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions .....................................................................         3.15             1.92
                                                                                        ---------        ---------
 Total from investment operations ..................................................         3.25             2.00
                                                                                        ---------        ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............................................       ( 0.10)          ( 0.15)
 Dividends in excess of net investment income ......................................       ( 0.02)              --
 Distributions from realized gains .................................................       ( 0.11)              --
                                                                                        ---------        ---------
 Total dividends and distributions .................................................       ( 0.23)          ( 0.15)
                                                                                        ---------        ---------
Net asset value, end of period .....................................................    $   14.87        $   11.85
                                                                                        =========        =========
Total return .......................................................................        27.50%           20.07%
                                                                                        =========        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................................................    $  94,581        $  48,075
Ratio of expenses to average net assets after waivers ..............................         0.94%(c)         0.84%(c)
Ratio of expenses to average net assets before waivers (Note 6) ....................         1.05%(c)         1.49%(c)
Ratio of net investment income to average net assets after waivers .................         0.96%(c)         1.11%(c)
Ratio of net investment income to average net assets(c) before waivers (Note 6).....         0.85%(c)         0.46%(c)
Portfolio turnover rate ............................................................            7%               3%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .......................................    $    0.03        $    0.05

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

BT SMALL COMPANY INDEX PORTFOLIO:**


                                                                                                   CLASS IB
                                                                                   ----------------------------------------
                                                                                      SIX MONTHS
                                                                                         ENDED      YEAR ENDED DECEMBER 31,
                                                                                     JUNE 30, 2000  -----------------------
                                                                                      (UNAUDITED)       1999        1998
                                                                                   ---------------- ----------- -----------
Net asset value, beginning of period .............................................    $  10.85        $  9.56     $ 10.00
                                                                                      --------        -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................        0.03          0.09         0.07
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................        0.23          1.85       ( 0.30)
                                                                                      --------        -------     -------
 Total from investment operations ................................................        0.26          1.94       ( 0.23)
                                                                                      --------        -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................          --         ( 0.09)     ( 0.07)
 Distributions from realized gains ...............................................      ( 0.08)        ( 0.56)     ( 0.13)
 Distributions in excess of realized gains .......................................          --             --      ( 0.01)
                                                                                      --------        -------     -------
 Total dividends and distributions ...............................................      ( 0.08)        ( 0.65)     ( 0.21)
                                                                                      --------        -------     -------
Net asset value, end of period ...................................................    $  11.03        $ 10.85     $  9.56
                                                                                      ========        =======     =======
Total return .....................................................................        2.39%(b)      20.68%     ( 2.27)%
                                                                                      ========        =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................    $ 79,230        $59,931     $32,609
Ratio of expenses to average net assets after waivers ............................        0.86%(a)       0.71%       0.60%
Ratio of expenses to average net assets before waivers (Note 6) ..................        1.05%(a)       1.20%       1.81%
Ratio of net investment income to average net assets after waivers ...............        0.62%(a)       1.11%       1.18%
Ratio of net investment income to average net assets before waivers (Note 6) .....        0.44%(a)       0.62%     ( 0.03)%
Portfolio turnover rate ..........................................................           9%            59%         35%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................    $   0.01        $  0.04     $  0.07

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

CALVERT SOCIALLY RESPONSIBLE PORTFOLIO:


                                                                                                    CLASS IB
                                                                                    ----------------------------------------
                                                                                        SIX MONTHS
                                                                                           ENDED          SEPTEMBER 1, 1999*
                                                                                       JUNE 30, 2000              TO
                                                                                        (UNAUDITED)       DECEMBER 31, 1999
                                                                                    ------------------   -------------------
Net asset value, beginning of period ............................................      $   10.76             $   10.00
                                                                                       ---------             ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ...................................................         ( 0.01)               ( 0.01)
 Net realized and unrealized gain (loss) on investments .........................           0.29                  0.83
                                                                                       ---------             ---------
 Total from investment operations ...............................................           0.28                  0.82
                                                                                       ---------             ---------
 LESS DISTRIBUTIONS:
 Distributions from realized gains ..............................................         ( 0.10)               ( 0.06)
                                                                                       ---------             ---------
 Total dividends and distributions ..............................................         ( 0.10)               ( 0.06)
                                                                                       ---------             ---------
Net asset value, end of period ..................................................      $   10.94             $   10.76
                                                                                       =========             =========
Total return ....................................................................           2.75%(b)              8.09%(b)
                                                                                       =========             =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............................................      $   3,233             $   2,622
Ratio of expenses to average net assets after waivers ...........................           1.05%(a)              1.05%(a)
Ratio of expenses to average net assets before waivers (Note 6) .................           2.47%(a)              5.38%(a)
Ratio of net investment incone to average net assets after waivers ..............         ( 0.16)%(a)           ( 0.19)%(a)
Ratio of net investment incone to average net assets after waivers (Note 6) .....         ( 1.59)%(a)           ( 4.52)%(a)
Portfolio turnover rate .........................................................             30%                   45%

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO:


                                                                                                           CLASS IB
                                                                                            --------------------------------------
                                                                                                SIX MONTHS
                                                                                                   ENDED           MAY 1, 1999*
                                                                                               JUNE 30, 2000            TO
                                                                                                (UNAUDITED)      DECEMBER 31, 1999
                                                                                            ------------------  ------------------
Net asset value, beginning of period .....................................................     $   14.10           $   10.00
                                                                                               ---------           ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................          0.05                  --
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         ( 0.30)               4.10
                                                                                               ---------           ---------
 Total from investment operations ........................................................        ( 0.25)               4.10
                                                                                               ---------           ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................        ( 0.02)                 --
                                                                                               ---------           ---------
 Total dividends and distributions .......................................................        ( 0.02)                 --
                                                                                               ---------           ---------
Net asset value, end of period ...........................................................     $   13.83           $   14.10
                                                                                               ---------           ---------
Total return .............................................................................        ( 1.77)%(b)          41.00%(b)
                                                                                               =========           =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................     $ 104,180           $  52,049
Ratio of expenses to average net assets after waivers ....................................          1.20%(a)            1.20%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..........................          1.23%(a)            1.65%(a)
Ratio of net investment income to average net assets after waivers .......................          0.77%(a)            0.02%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .............          0.74%(a)          ( 0.43)%(a)
Portfolio turnover rate ..................................................................            14%                 28%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................     $      --           $    0.02

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

CAPITAL GUARDIAN RESEARCH PORTFOLIO:


                                                                                                         CLASS IB
                                                                                           ------------------------------------
                                                                                               SIX MONTHS
                                                                                                 ENDED          MAY 1, 1999*
                                                                                             JUNE 30, 2000           TO
                                                                                              (UNAUDITED)     DECEMBER 31, 1999
                                                                                           ----------------- ------------------
Net asset value, beginning of period .....................................................     $  10.69         $   10.00
                                                                                               --------         ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................         0.02              0.02
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          0.60              0.69
                                                                                               --------         ---------
 Total from investment operations ........................................................         0.62              0.71
                                                                                               --------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................           --            ( 0.02)
                                                                                               --------         ---------
 Total dividends and distributions .......................................................           --            ( 0.02)
                                                                                               --------         ---------
Net asset value, end of period ...........................................................     $  11.31         $   10.69
                                                                                               ========         =========
Total return .............................................................................    $    5.80%(b)     $    7.10%(b)
                                                                                              =========         =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $  53,121         $  33,903
Ratio of expenses to average net assets after waivers ....................................         0.95%(a)          0.95%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..........................         1.07%(a)          1.35%(a)
Ratio of net investment income to average net assets after waivers .......................         0.47%(a)          0.37%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .............         0.35%(a)        ( 0.03)%(a)
Portfolio turnover rate ..................................................................           26%               36%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $    0.01         $    0.02

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO:


                                                                                                         CLASS IB
                                                                                           ------------------------------------
                                                                                               SIX MONTHS
                                                                                                 ENDED          MAY 1, 1999*
                                                                                             JUNE 30, 2000           TO
                                                                                              (UNAUDITED)     DECEMBER 31, 1999
                                                                                           ----------------- ------------------
Net asset value, beginning of period .....................................................     $  10.32          $  10.00
                                                                                               --------          --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................         0.03              0.02
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          0.23              0.35
                                                                                               --------          --------
 Total from investment operations ........................................................         0.26              0.37
                                                                                               --------          --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................           --            ( 0.02)
 Distributions from realized gains .......................................................           --            ( 0.02)
 Distributions in excess of realized gains ...............................................           --            ( 0.01)
                                                                                               --------          --------
 Total dividends and distributions .......................................................           --            ( 0.05)
                                                                                               --------          --------
Net asset value, end of period ...........................................................     $  10.58          $  10.32
                                                                                               ========          ========
Total return .............................................................................         2.52%(b)          3.76%(b)
                                                                                               ========          ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................     $109,567          $ 67,472
Ratio of expenses to average net assets after waivers ....................................         0.95%(a)          0.95%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..........................         1.02%(a)          1.23%(a)
Ratio of net investment income to average net assets after waivers .......................         0.64%(a)          0.63%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .............         0.57%(a)          0.35%(a)
Portfolio turnover rate ..................................................................           24%               50%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................     $     --          $   0.01

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/EVERGREEN PORTFOLIO:***


                                                                                                         CLASS IB
                                                                                           -------------------------------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 2000       YEAR ENDED
                                                                                               (UNAUDITED)     DECEMBER 31, 1999
                                                                                           ------------------ ------------------
Net asset value, beginning of period .....................................................    $   10.93            $ 10.00
                                                                                              ---------            -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................         0.01               0.04
 Net realized and unrealized gain (loss) on investments and foreign currency transactions        ( 0.26)              0.93
                                                                                              ---------            -------
 Total from investment operations ........................................................       ( 0.25)              0.97
                                                                                              ---------            -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................           --             ( 0.04)
 Dividends in excess of net investment income ............................................           --                 --
                                                                                              ---------            -------
 Total dividends and distributions .......................................................           --             ( 0.04)
                                                                                              ---------            -------
Net asset value, end of period ...........................................................    $   10.68            $ 10.93
                                                                                              =========            =======
Total return .............................................................................       ( 2.28)%(b)          9.70%
                                                                                              =========            =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $   7,953            $ 4,818
Ratio of expenses to average net assets after waivers ....................................         0.99%(a)           1.05%
Ratio of expenses to average net assets before waivers (Note 6) ..........................         1.82%(a)           2.86%
Ratio of net investment income to average net assets after waivers .......................         0.33%(a)           0.63%
Ratio of net investment income to average net assets before waivers (Note 6) .............       ( 0.50)%(a)        ( 1.18)%
Portfolio turnover rate ..................................................................           48%               148%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $    0.04            $  0.11

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/EVERGREEN FOUNDATION PORTFOLIO:***


                                                                                                         CLASS IB
                                                                                           -------------------------------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 2000       YEAR ENDED
                                                                                               (UNAUDITED)     DECEMBER 31, 1999
                                                                                           ------------------ ------------------
Net asset value, beginning of period .....................................................    $   10.62            $ 10.00
                                                                                              ---------            -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................         0.07               0.12
 Net realized and unrealized gain (loss) on investments and foreign currency transactions        ( 0.16)              0.62
                                                                                              ---------            -------
 Total from investment operations ........................................................       ( 0.09)              0.74
                                                                                              ---------            -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................           --              ( 0.12)
                                                                                              ---------            --------
 Total dividends and distributions .......................................................           --              ( 0.12)
                                                                                              ---------            --------
Net asset value, end of period ...........................................................    $   10.53            $ 10.62
                                                                                              =========            ========
Total return .............................................................................       ( 0.84)%(b)           7.38%
                                                                                              =========            ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $  14,876            $  8,887
Ratio of expenses to average net assets after waivers ....................................         1.22%(a)            0.95%
Ratio of expenses to average net assets before waivers (Note 6) ..........................         1.80%(a)            1.94%
Ratio of net investment income to average net assets after waivers .......................         2.09%(a)            2.03%
Ratio of net investment income to average net assets before waivers (Note 6) .............         1.51%(a)            1.04%
Portfolio turnover rate ..................................................................           38%(a)             105%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $    0.02            $  0.06

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

J.P. MORGAN CORE BOND PORTFOLIO:**


                                                                                                    CLASS IB
                                                                                   -------------------------------------------
                                                                                       SIX MONTHS
                                                                                         ENDED        YEAR ENDED DECEMBER 31,
                                                                                     JUNE 30, 2000   -------------------------
                                                                                      (UNAUDITED)         1999         1998
                                                                                   ----------------- ------------- -----------
Net asset value, beginning of period .............................................     $   9.92         $ 10.57     $ 10.00
                                                                                       --------         -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................         0.28            0.49        0.21
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................         0.10          ( 0.66)       0.70
                                                                                       --------         -------     --------
 Total from investment operations ................................................         0.38          ( 0.17)       0.91
                                                                                       --------         -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................           --          ( 0.48)      ( 0.21)
 Dividends in excess of net investment income ....................................           --              --       ( 0.01)
 Distributions from realized gains ...............................................           --              --       ( 0.11)
 Distributions in excess of realized gains .......................................           --              --       ( 0.01)
                                                                                       --------         -------     --------
 Total dividends and distributions ...............................................           --          ( 0.48)      ( 0.34)
                                                                                       --------         -------     --------
Net asset value, end of period ...................................................     $  10.30         $  9.92     $ 10.57
                                                                                       ========         =======     ========
Total return .....................................................................         3.85%(b)      ( 1.64)%       9.02%
                                                                                       ========         =======     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................     $189,059         $156,581    $103,326
Ratio of expenses to average net assets after waivers ............................         0.80%(a)        0.80%        0.80%
Ratio of expenses to average net assets before waivers (Note 6) ..................         0.80%(a)        0.89%        1.03%
Ratio of net investment income to average net assets after waivers ...............         5.98%(a)        5.53%        4.95%
Ratio of net investment income to average net assets before waivers (Note 6) .....         5.98%(a)        5.44%        4.72%
Portfolio turnover rate ..........................................................          136%            233%         428%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................     $     --         $  0.01     $  0.01

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

LAZARD LARGE CAP VALUE PORTFOLIO:**


                                                                                                    CLASS IB
                                                                                   -------------------------------------------
                                                                                       SIX MONTHS
                                                                                          ENDED       YEAR ENDED DECEMBER 31,
                                                                                      JUNE 30, 2000   ------------------------
                                                                                       (UNAUDITED)        1999         1998
                                                                                   ------------------ ------------ -----------
Net asset value, beginning of period .............................................    $   12.06         $ 11.94      $ 10.00
                                                                                      ---------         -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................         0.05            0.11        0.06
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................       ( 0.51)           0.31        1.94
                                                                                      ---------         -------      -------
 Total from investment operations ................................................       ( 0.46)           0.42        2.00
                                                                                      ---------         -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................           --           ( 0.11)     ( 0.06)
 Distributions from realized gains ...............................................           --           ( 0.19)         --
                                                                                      ---------         --------     -------
 Total dividends and distributions ...............................................           --           ( 0.30)     ( 0.06)
                                                                                      ---------         --------     -------
Net asset value, end of period ...................................................    $   11.60         $ 12.06      $ 11.94
                                                                                      =========         ========     =======
Total return .....................................................................       ( 3.81)%(b)        3.55%      20.01%
                                                                                      =========         ========     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................    $ 154,259         $133,503     $74,588
Ratio of expenses to average net assets after waivers ............................         0.95%(a)         0.94%       0.90%
Ratio of expenses to average net assets before waivers (Note 6) ..................         0.95%(a)         1.00%       1.20%
Ratio of net investment income to average net assets after waivers ...............         0.93%(a)         1.10%       1.19%
Ratio of net investment income to average net assets before waivers (Note 6) .....         0.93%(a)         1.04%       0.89%
Portfolio turnover rate ..........................................................           16%              32%         37%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................    $      --         $  0.01      $  0.02

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

LAZARD SMALL CAP VALUE PORTFOLIO:**


                                                                                                   CLASS IB
                                                                                   ----------------------------------------
                                                                                      SIX MONTHS
                                                                                         ENDED      YEAR ENDED DECEMBER 31,
                                                                                     JUNE 30, 2000  -----------------------
                                                                                      (UNAUDITED)       1999        1998
                                                                                   ---------------- ----------- -----------
Net asset value, beginning of period .............................................     $  9.32        $ 9.27      $ 10.00
                                                                                       -------        ------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................        0.02          0.04         0.02
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................        0.53          0.11       ( 0.72)
                                                                                       -------        ------      -------
 Total from investment operations ................................................        0.55          0.15       ( 0.70)
                                                                                       -------        ------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................          --          (0.04)     ( 0.03)
 Distributions from realized gains ...............................................          --          (0.06)         --
                                                                                       -------        -------     -------
 Total dividends and distributions ...............................................          --          (0.10)     ( 0.03)
                                                                                       -------        -------     -------
Net asset value, end of period ...................................................     $  9.87        $ 9.32      $  9.27
                                                                                       =======        =======     =======
Total return .....................................................................        5.90%(b)       1.66%     ( 7.03)%
                                                                                       =======        =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................     $89,040        $72,607     $51,046
Ratio of expenses to average net assets after waivers ............................        1.16%(a)       1.20%       1.20%
Ratio of expenses to average net assets before waivers (Note 6) ..................        1.17%(a)       1.30%       1.54%
Ratio of net investment income to average net assets after waivers ...............        0.36%(a)       0.48%       0.52%
Ratio of net investment income to average net assets before waivers (Note 6) .....        0.35%(a)       0.39%       0.18%
Portfolio turnover rate ..........................................................          30%            48%         21%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................     $    --        $ 0.01      $  0.02

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MERCURY BASIC VALUE EQUITY PORTFOLIO:




                                                                                        CLASS IB
                                                          --------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED           YEAR ENDED DECEMBER 31,        MAY 1, 1997*
                                                            JUNE 30, 2000     ---------------------------           TO
                                                             (UNAUDITED)          1999           1998        DECEMBER 31, 1997
                                                          -----------------   ------------   ------------   ------------------
Net asset value, beginning of period ..................       $  13.76          $ 12.36        $ 11.58          $  10.00
                                                              --------          -------        -------          --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................................           0.10             0.17           0.12              0.06
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions ...................         ( 0.07)            2.15           1.21              1.64
                                                              --------          -------        -------          --------
 Total from investment operations .....................           0.03             2.32           1.33              1.70
                                                              --------          -------        -------          --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .................             --            ( 0.18)        ( 0.12)          ( 0.06)
 Distributions from realized gains ....................         ( 0.33)           ( 0.74)        ( 0.43)          ( 0.05)
 Distributions in excess of realized gains ............             --                --             --           ( 0.01)
                                                              --------          --------       --------         --------
 Total dividends and distributions ....................         ( 0.33)           ( 0.92)        ( 0.55)          ( 0.12)
                                                              --------          --------       --------         --------
Net asset value, end of period ........................       $  13.46          $ 13.76        $ 12.36          $  11.58
                                                              ========          ========       ========         ========
Total return ..........................................           0.15%(b)         19.00%         11.59%           16.99%(b)
                                                              ========          ========       ========         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .....................       $334,791          $300,467       $174,104         $ 49,495
Ratio of expenses to average net assets after waivers .           0.89%(a)          0.85%          0.85%            0.85%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .............................................           0.89%(a)          0.96%          1.06%            1.89%(a)
Ratio of net investment income to average net assets
 after waivers ........................................           1.62%(a)          1.42%          1.41%            1.91%(a)
Ratio of net investment income to average net assets
 before waivers (Note 6) ..............................           1.62%(a)          1.31%          1.20%            0.87%(a)
Portfolio turnover rate ...............................             28%               71%            83%              25%
 Effect of voluntary expense limitation during the
  period: (Note 6)
  Per share benefit to net investment income ..........       $     --          $  0.01        $  0.02          $   0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MERCURY WORLD STRATEGY PORTFOLIO:




                                                                                        CLASS IB
                                                           -------------------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED          YEAR ENDED DECEMBER 31,       MAY 1, 1997*
                                                              JUNE 30, 2000     -------------------------           TO
                                                               (UNAUDITED)          1999          1998       DECEMBER 31, 1997
                                                           ------------------   -----------   -----------   ------------------
Net asset value, beginning of period ...................      $   12.98           $ 10.93       $ 10.31         $  10.00
                                                              ---------           -------       -------         --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................           0.04             0.11          0.15              0.08
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions ....................         ( 0.39)            2.22          0.55              0.39
                                                              ---------           -------       -------         --------
 Total from investment operations ......................         ( 0.35)            2.33          0.70              0.47
                                                              ---------           -------       -------         --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................             --            ( 0.08)       ( 0.04)          ( 0.05)
 Dividends in excess of net investment income ..........             --            ( 0.03)       ( 0.04)              --
 Distributions from realized gains .....................         ( 0.03)           ( 0.17)           --               --
 Distributions in excess of realized gains .............             --                --            --           ( 0.11)
                                                              ---------           -------       -------         --------
 Total dividends and distributions .....................         ( 0.03)           ( 0.28)       ( 0.08)          ( 0.16)
                                                              ---------           -------       -------         --------
Net asset value, end of period .........................      $   12.60           $ 12.98       $ 10.93         $  10.31
                                                              =========           =======       =======         ========
Total return ...........................................         ( 2.23)%(b)        21.35%         6.81%            4.70%(b)
                                                              =========           =======       =======         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................      $  41,766           $35,722       $30,631         $ 18,210
Ratio of expenses to average net assets after waivers ..           1.20%(a)          1.20%         1.20%            1.20%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) ..............................................           1.23%(a)          1.40%         1.61%            3.05%(a)
Ratio of net investment income to average net assets
 after waivers .........................................           1.16%(a)          0.99%         1.63%            1.89%(a)
Ratio of net investment income to average net assets
 before waivers (Note 6) ...............................           1.13%(a)          0.79%         1.22%            0.04%(a)
Portfolio turnover rate ................................             54%              116%          115%              58%
 Effect of voluntary expense limitation during the
  period: (Note 6)
  Per share benefit to net investment income ...........      $      --           $  0.02       $  0.04         $   0.08

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MFS EMERGING GROWTH COMPANIES PORTFOLIO:



                                                                                        CLASS IA
                                                                                   ------------------
                                                                                       SIX MONTHS
                                                                                          ENDED
                                                                                      JUNE 30, 2000
                                                                                       (UNAUDITED)
                                                                                   ------------------
Net asset value, beginning of period .............................................    $    27.40
                                                                                      ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ....................................................          0.03
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................        ( 0.44)
                                                                                      ----------
 Total from investment operations ................................................        ( 0.41)
                                                                                      ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................            --
 Distributions from realized gains ...............................................        ( 0.29)
 Distributions in excess of realized gains .......................................            --
                                                                                      ----------
 Total dividends and distributions ...............................................        ( 0.29)
                                                                                      ----------
Net asset value, end of period ...................................................    $    26.70
                                                                                      ==========
Total return .....................................................................        ( 1.49)%(b)
                                                                                      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................    $   85,617
Ratio of expenses to average net assets after waivers ............................          0.65%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................          0.65%(a)
Ratio of net investment income to average net assets after waivers ...............          0.25%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....          0.25%(a)
Portfolio turnover rate ..........................................................           103%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................    $       --



                                                                                                     CLASS IA
                                                                                   --------------------------------------------
                                                                                                          NOVEMBER 24, 1998*
                                                                                        YEAR ENDED                TO
                                                                                    DECEMBER 31, 1999      DECEMBER 31, 1998
                                                                                   ------------------- ------------------------
Net asset value, beginning of period .............................................    $    16.04            $     14.18
                                                                                      ----------            -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ....................................................          0.01                     --
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................         11.83                   1.86
                                                                                      ----------            -----------
 Total from investment operations ................................................         11.84                   1.86
                                                                                      ----------            -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................            --                     --
 Distributions from realized gains ...............................................        ( 0.48)                    --
 Distributions in excess of realized gains .......................................            --                     --
                                                                                      ----------            -----------
 Total dividends and distributions ...............................................        ( 0.48)                    --
                                                                                      ----------            -----------
Net asset value, end of period ...................................................    $    27.40            $     16.04
                                                                                      ==========            ===========
Total return .....................................................................         74.43%                 13.12%(b)
                                                                                      ==========            ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................    $   46,248            $     5,978
Ratio of expenses to average net assets after waivers ............................          0.60%(c)               0.60%(a)(c)
Ratio of expenses to average net assets before waivers (Note 6) ..................          0.70%(c)               0.79%(a)(c)
Ratio of net investment income to average net assets after waivers ...............          0.09%(c)             ( 0.05)%(a)(c)
Ratio of net investment income to average net assets before waivers (Note 6) .....        ( 0.01)%(c)            ( 0.24)%(a)(c)
Portfolio turnover rate ..........................................................           184%                    79%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................    $     0.01            $        --


                                                                CLASS IB
                                                         ----------------------
                                                               SIX MONTHS
                                                                  ENDED
                                                              JUNE 30, 2000
                                                               (UNAUDITED)
                                                         ----------------------
Net asset value, beginning of period ...................      $   27.33
                                                              -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ..........................             --
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions ....................         ( 0.46)
                                                              -----------
 Total from investment operations ......................         ( 0.46)
                                                              -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................             --
 Dividends in excess of net investment income ..........             --
 Distributions from realized gains .....................         ( 0.29)
 Distributions in excess of realized gains .............             --
                                                              -----------
 Total dividends and distributions .....................         ( 0.29)
                                                              -----------
Net asset value, end of period .........................      $   26.58
                                                              ===========
Total return ...........................................         ( 1.68)%(b)
                                                              ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................      $2,351,300
Ratio of expenses to average net assets after waivers ..           0.90%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) ..............................................           0.90%(a)
Ratio of net investment income to average net assets
 after waivers .........................................         ( 0.02)%(a)
Ratio of net investment income to average net assets
 before waivers (Note 6) ...............................         ( 0.02)%(a)
Portfolio turnover rate ................................            103%
 Effect of voluntary expense limitation during the
  period: (Note 6)
  Per share benefit to net investment income ...........      $      --



                                                                               CLASS IB
                                                         -----------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,          MAY 1, 1997*
                                                         ----------------------------------         TO
                                                               1999             1998         DECEMBER 31, 1997
                                                         --------------- ------------------ ------------------
Net asset value, beginning of period ...................  $   16.04          $ 11.92            $   10.00
                                                          ---------          -------            ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ..........................      ( 0.02)        ( 0.03)                 0.02
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions ....................      11.79            4.15                  2.21
                                                          ----------         -------            ---------
 Total from investment operations ......................      11.77            4.12                  2.23
                                                          ----------         -------            ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................          --             --                ( 0.02)
 Dividends in excess of net investment income ..........          --             --
 Distributions from realized gains .....................      ( 0.48)            --                ( 0.18)
 Distributions in excess of realized gains .............          --             --                ( 0.11)
                                                          ----------         -------            ---------
 Total dividends and distributions .....................      ( 0.48)            --                ( 0.31)
                                                          ----------         -------            ---------
Net asset value, end of period .........................  $   27.33          $ 16.04            $   11.92
                                                          ==========         =======            =========
Total return ...........................................       73.62%        34.57%(b)              22.42%
                                                          ==========        ========            =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................  $1,665,635        $461,307            $  99,317
Ratio of expenses to average net assets after waivers .. 0.85%( c)       0.85%( c)                   0.85%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .............................................. 0.95%( c)       1.04%( c)                   1.82%(a)
Ratio of net investment income to average net assets
 after waivers ......................................... (0.16)%( c)       ( 0.30)%(c)               0.61%(a)
Ratio of net investment income to average net assets
 before waivers (Note 6) ............................... (0.26)%( c)       ( 0.49)%(c)             ( 0.36)%
Portfolio turnover rate ................................        184%           79%                    116%
 Effect of voluntary expense limitation during the
  period: (Note 6)
  Per share benefit to net investment income ........... $    0.01         $  0.02              $    0.04

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MFS GROWTH WITH INCOME PORTFOLIO:***


                                                                                                         CLASS IB
                                                                                           ------------------------------------
                                                                                               SIX MONTHS
                                                                                                 ENDED
                                                                                             JUNE 30, 2000       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 1999
                                                                                           ----------------- ------------------
Net asset value, beginning of period .....................................................     $  10.84           $ 10.00
                                                                                               --------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................         0.02              0.04
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          0.06              0.84
                                                                                               --------           -------
 Total from investment operations ........................................................         0.08              0.88
                                                                                               --------           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................           --             ( 0.04)
                                                                                               --------           --------
 Total dividends and distributions .......................................................           --             ( 0.04)
                                                                                               --------           --------
Net asset value, end of period ...........................................................     $  10.92           $ 10.84
                                                                                               ========           ========
Total return .............................................................................         0.74%(b)           8.76%
                                                                                               ========           ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................     $178,445           $109,828
Ratio of expenses to average net assets after waivers ....................................         0.89%(a)           0.85%
Ratio of expenses to average net assets before waivers (Note 6) ..........................         0.93%(a)           1.16%
Ratio of net investment income to average net assets after waivers .......................         0.56%(a)           0.80%
Ratio of net investment income to average net assets before waivers (Note 6) .............         0.52%(a)           0.49%
Portfolio turnover rate ..................................................................           40%                64%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................     $     --           $  0.01

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MFS RESEARCH PORTFOLIO:


                                                                                           CLASS IB
                                                                --------------------------------------------------------------
                                                                    SIX MONTHS
                                                                      ENDED        YEAR ENDED DECEMBER 31,     MAY 1, 1997*
                                                                  JUNE 30, 2000   -------------------------         TO
                                                                   (UNAUDITED)        1999         1998      DECEMBER 31, 1997
                                                                ----------------- ------------ ------------ ------------------
Net asset value, beginning of period ..........................     $  17.06        $ 14.21      $ 11.48       $   10.00
                                                                    --------        -------      -------       ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................           --           0.02         0.04            0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................         1.03           3.24         2.73            1.58
                                                                    --------        -------      -------       ---------
 Total from investment operations .............................         1.03           3.26         2.77            1.60
                                                                    --------        -------      -------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................       ( 0.03)         ( 0.02)      ( 0.04)        ( 0.02)
 Dividends in excess of net investment income .................           --              --           --
 Distributions from realized gains ............................       ( 0.36)         ( 0.39)          --         ( 0.01)
 Distributions in excess of realized gains ....................           --              --           --         ( 0.09)
                                                                    --------        --------     --------      ---------
 Total dividends and distributions ............................       ( 0.39)         ( 0.41)      ( 0.04)        ( 0.12)
                                                                    --------        --------     --------      ---------
Net asset value, end of period ................................     $  17.70        $ 17.06      $ 14.21       $   11.48
                                                                    ========        ========     ========      =========
Total return ..................................................         6.06%(b)       23.12%       24.11%         16.07%(b)
                                                                    ========        ========     ========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................     $856,956        $685,270     $407,619      $ 114,754
Ratio of expenses to average net assets after waivers .........         0.88%(a)        0.85%        0.85%          0.85%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................         0.90%(a)        0.96%        1.05%          1.78%(a)
Ratio of net investment income to average net assets after
 waivers ......................................................         0.03%(a)        0.12%        0.44%          0.65%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................         0.01%(a)        0.01%        0.24%        ( 0.28)%(a)
Portfolio turnover rate .......................................           53%(a)          91%          73%            51%
 Effect of voluntary expense limitation during the period:
  (Note 6)
  Per share benefit to net investment income ..................     $     --        $  0.01      $  0.02       $    0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO:


                                                                                            CLASS IB
                                                                -----------------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED         YEAR ENDED DECEMBER 31,    AUGUST 20, 1997*
                                                                   JUNE 30, 2000   ---------------------------         TO
                                                                    (UNAUDITED)         1999          1998      DECEMBER 31, 1997
                                                                ------------------ ------------- ------------- ------------------
Net asset value, beginning of period ..........................    $   11.22          $  5.79      $   7.96       $    10.00
                                                                   ---------          -------      --------       ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................       ( 0.03)          ( 0.01)         0.03             0.04
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................       ( 0.71)            5.55        ( 2.18)          ( 2.06)
                                                                   ---------          -------      --------       ----------
 Total from investment operations .............................       ( 0.74)            5.54        ( 2.15)          ( 2.02)
                                                                   ---------          -------      --------       ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................           --               --        ( 0.02)          ( 0.02)
 Dividends in excess of net investment income .................           --               --            --               --
 Distributions from realized gains ............................       ( 0.17)          ( 0.11)           --               --
                                                                   ---------          -------      --------       ----------
 Total dividends and distributions ............................       ( 0.17)          ( 0.11)       ( 0.02)          ( 0.02)
                                                                   ---------          -------      --------       ----------
Net asset value, end of period ................................    $   10.31          $ 11.22      $   5.79       $     7.96
                                                                   =========          =======      ========       ==========
Total return ..................................................       ( 6.56)%(b)       95.82%       (27.10)%         (20.16)%(b)
                                                                   =========          =======      ========       ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $ 310,133          $191,581     $ 41,359       $   21,433
Ratio of expenses to average net assets after waivers .........         1.75%(a)         1.75%         1.75%            1.75%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................         1.80%(a)         2.38%         2.63%            2.61%(a)
Ratio of net investment income to average net assets after
 waivers ......................................................       ( 0.69)%(a)      ( 0.18)%        0.73%            1.96%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................       ( 0.74)%(a)      ( 0.82)%      ( 0.09)%           1.10%(a)
Portfolio turnover rate .......................................           48%             138%          114%              25%
 Effect of voluntary expense limitation during the period:
  (Note 6)
  Per share benefit to net investment income ..................    $      --          $  0.02      $   0.03       $     0.02

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/PUTNAM BALANCED PORTFOLIO:


                                                                                           CLASS IB
                                                                --------------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED       YEAR ENDED DECEMBER 31,     MAY 1, 1997*
                                                                   JUNE 30, 2000   ------------------------         TO
                                                                    (UNAUDITED)        1999         1998     DECEMBER 31, 1997
                                                                ------------------ ------------ ----------- ------------------
Net asset value, beginning of period ..........................    $   11.44         $ 12.16      $ 11.21       $  10.00
                                                                   ---------         -------      -------       --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................         0.19            0.32        0.25            0.14
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................       ( 0.28)          ( 0.32)      1.08            1.30
                                                                   ---------         --------     -------       --------
 Total from investment operations .............................       ( 0.09)              --       1.33            1.44
                                                                   ---------         --------     -------       --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................           --           ( 0.32)     ( 0.23)        ( 0.13)
 Dividends in excess of net investment income .................           --               --          --         ( 0.01)
 Distributions from realized gains ............................           --           ( 0.28)     ( 0.15)        ( 0.09)
 Distributions in excess of realized gains ....................           --           ( 0.12)         --             --
                                                                   ---------         --------     -------       --------
 Total dividends and distributions ............................           --           ( 0.72)     ( 0.38)        ( 0.23)
                                                                   ---------         --------     -------       --------
Net asset value, end of period ................................    $   11.35         $ 11.44      $ 12.16       $  11.21
                                                                   =========         ========     =======       ========
Total return ..................................................       ( 0.79)%(b)        0.01%      11.92%         14.38%(b)
                                                                   =========         ========     =======       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $  96,524         $104,977     $75,977       $ 25,854
Ratio of expenses to average net assets after waivers .........         0.90%(a)         0.90%       0.90%          0.90%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................         0.97%(a)         1.07%       1.25%          2.55%(a)
Ratio of net investment income to average net assets after
 waivers ......................................................         3.23%(a)         2.85%       2.88%          3.19%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................         3.14%(a)         2.68%       2.53%          1.54%(a)
Portfolio turnover rate .......................................           67%             140%        135%           117%
 Effect of voluntary expense limitation during the period:
  (Note 6)
  Per share benefit to net investment income ..................    $      --         $  0.02      $  0.03       $   0.07

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO:


                                                                                            CLASS IB
                                                                ----------------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED        YEAR ENDED DECEMBER 31,      MAY 1, 1997*
                                                                   JUNE 30, 2000   --------------------------         TO
                                                                    (UNAUDITED)         1999         1998      DECEMBER 31, 1997
                                                                ------------------ ------------- ------------ ------------------
Net asset value, beginning of period ..........................    $   11.56          $ 12.77      $ 11.52        $  10.00
                                                                   ---------          -------      -------        --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................         0.06             0.16         0.11            0.06
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................       ( 0.27)          ( 0.34)        1.35            1.56
                                                                   ---------          -------      -------        --------
 Total from investment operations .............................       ( 0.21)          ( 0.18)        1.46            1.62
                                                                   ---------          -------      -------        --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................           --           ( 0.16)       ( 0.11)        ( 0.06)
 Distributions from realized gains ............................           --           ( 0.74)           --         ( 0.01)
 Distributions in excess of realized gains ....................           --           ( 0.13)       ( 0.10)        ( 0.03)
                                                                   ---------          -------      --------       --------
 Total dividends and distributions ............................           --           ( 1.03)       ( 0.21)        ( 0.10)
                                                                   ---------          -------      --------       --------
Net asset value, end of period ................................    $   11.35          $ 11.56      $ 12.77        $  11.52
                                                                   =========          =======      ========       ========
Total return ..................................................       ( 1.82)%(b)      ( 1.27)%       12.75%         16.23%(b)
                                                                   =========          =======      ========       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $ 521,752          $544,271     $460,744       $150,260
Ratio of expenses to average net assets after waivers .........         0.88%(a)         0.85%         0.85%          0.85%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................         0.88%(a)         0.95%         1.04%          1.75%(a)
Ratio of net investment income to average net assets after
 waivers ......................................................         1.09%(a)         1.29%         1.30%          1.67%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................         1.09%(a)         1.19%         1.11%          0.77%(a)
Portfolio turnover rate .......................................           54%(a)           77%           74%            61%
 Effect of voluntary expense limitation during the period:
  (Note 6)
  Per share benefit to net investment income ..................    $      --          $  0.01      $  0.02        $   0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO:


                                                                                           CLASS IB
                                                                ---------------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED        YEAR ENDED DECEMBER 31,     MAY 1, 1997*
                                                                   JUNE 30, 2000   -------------------------         TO
                                                                    (UNAUDITED)        1999         1998      DECEMBER 31, 1997
                                                                ------------------ ------------ ------------ ------------------
Net asset value, beginning of period ..........................    $   19.35         $ 13.01      $ 10.89       $   10.00
                                                                   ---------         -------      -------       ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................         0.23            0.07         0.05            0.03
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................       ( 0.61)           7.69         2.07            0.93
                                                                   ---------         -------      -------       ---------
 Total from investment operations .............................       ( 0.38)           7.76         2.12            0.96
                                                                   ---------         -------      -------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................       ( 0.12)          ( 0.13)          --         ( 0.02)
 Dividends in excess of net investment income .................           --           ( 0.22)          --
 Distributions from realized gains ............................       ( 0.69)          ( 1.07)          --         ( 0.01)
 Distributions in excess of realized gains ....................           --               --           --         ( 0.04)
                                                                   ---------         --------     --------      ---------
 Total dividends and distributions ............................       ( 0.81)          ( 1.42)          --         ( 0.07)
                                                                   ---------         --------     --------      ---------
Net asset value, end of period ................................    $   18.16         $ 19.35      $ 13.01       $   10.89
                                                                   =========         ========     ========      =========
Total return ..................................................       ( 1.95)%(b)       60.24%       19.51%          9.58%(b)
                                                                   =========         ========     ========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $ 361,899         $299,159     $143,721      $  55,178
Ratio of expenses to average net assets after waivers .........         1.20%(a)         1.20%        1.20%          1.20%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................         1.20%(a)         1.26%        1.46%          2.53%(a)
Ratio of net investment income to average net assets after
 waivers ......................................................         2.14%(a)         0.54%        0.64%          0.74%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................         2.14%(a)         0.48%        0.38%        ( 0.59)%(a)
Portfolio turnover rate .......................................           61%             119%          94%            43%
 Effect of voluntary expense limitation during the period:
  (Note 6)
  Per share benefit to net investment income ..................    $      --         $  0.01      $  0.02       $    0.05

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/PUTNAM INVESTORS GROWTH PORTFOLIO:


                                                                                            CLASS IB
                                                                ----------------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED        YEAR ENDED DECEMBER 31,      MAY 1, 1997*
                                                                   JUNE 30, 2000   --------------------------         TO
                                                                    (UNAUDITED)         1999         1998      DECEMBER 31, 1997
                                                                ------------------ ------------- ------------ ------------------
Net asset value, beginning of period ..........................    $   21.41          $ 16.79      $ 12.33       $   10.00
                                                                   ---------          -------      --------      ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................       ( 0.03)          ( 0.03)        0.01            0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................       ( 0.47)            5.09         4.46            2.45
                                                                   ---------          -------      --------      ---------
 Total from investment operations .............................       ( 0.50)            5.06         4.47            2.47
                                                                   ---------          -------      --------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................           --               --       ( 0.01)         ( 0.03)
 Distributions from realized gains ............................       ( 0.43)          ( 0.44)          --          ( 0.04)
 Distributions in excess of realized gains ....................           --               --           --          ( 0.07)
                                                                   ---------          -------      --------      ---------
 Total dividends and distributions ............................       ( 0.43)          ( 0.44)      ( 0.01)         ( 0.14)
                                                                   ---------          -------      --------      ---------
Net asset value, end of period ................................    $   20.48          $ 21.41      $ 16.79       $   12.33
                                                                   =========          =======      ========      =========
Total return ..................................................       ( 2.34)%(b)       30.24%       36.27%          24.70%(b)
                                                                   =========          =======      ========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $ 432,636          $384,175     $175,015      $  39,695
Ratio of expenses to average net assets after waivers .........         0.95%(a)         0.93%        0.85%           0.85%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................         0.95%(a)         0.98%        1.09%           2.13%(a)
Ratio of net investment income to average net assets after
 waivers ......................................................       ( 0.26)%(a)      ( 0.20)%       0.14%           0.58%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................       ( 0.26)%(a)      ( 0.25)%     ( 0.10)%        ( 0.70)%(a)
Portfolio turnover rate .......................................           31%              76%          64%             47%
 Effect of voluntary expense limitation during the period:
  (Note 6)
  Per share benefit to net investment income ..................    $      --          $  0.01      $  0.02       $    0.05

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

T. ROWE PRICE EQUITY INCOME PORTFOLIO:




                                                                                        CLASS IA
                                                                                   ------------------
                                                                                       SIX MONTHS
                                                                                          ENDED
                                                                                      JUNE 30, 2000
                                                                                       (UNAUDITED)
                                                                                   ------------------
Net asset value, beginning of period .............................................    $    12.34
                                                                                      ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................          0.13
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................        ( 0.46)
                                                                                      ----------
 Total from investment operations ................................................        ( 0.33)
                                                                                      ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................            --
 Distributions from realized gains ...............................................        ( 0.24)
                                                                                      ----------
 Total dividends and distributions ...............................................        ( 0.24)
                                                                                      ----------
Net asset value, end of period ...................................................    $    11.77
                                                                                      ==========
Total return .....................................................................        ( 2.73)%(b)
                                                                                      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................    $    5,243
Ratio of expenses to average net assets after waivers ............................          0.63%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................          0.65%(a)
Ratio of net investment income to average net assets after waivers ...............          2.36%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....          2.34%(a)
Portfolio turnover rate ..........................................................            16%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................    $       --



                                                                                                    CLASS IA
                                                                                   ------------------------------------------
                                                                                                         NOVEMBER 24, 1998*
                                                                                        YEAR ENDED               TO
                                                                                    DECEMBER 31, 1999     DECEMBER 31, 1998
                                                                                   ------------------- ----------------------
Net asset value, beginning of period .............................................  $ 12.67                $     13.22
                                                                                    -------                -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................    0.28                        0.06
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................    0.20                      ( 0.09)+
                                                                                    -------                -----------
 Total from investment operations ................................................    0.48                      ( 0.03)
                                                                                    -------                -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................   ( 0.29)                    ( 0.24)
 Distributions from realized gains ...............................................   ( 0.52)                    ( 0.28)
                                                                                    -------                -----------
 Total dividends and distributions ...............................................   ( 0.81)                    ( 0.52)
                                                                                    -------                -----------
Net asset value, end of period ...................................................  $ 12.34                $     12.67
                                                                                    =======                ===========
Total return .....................................................................     3.80%                    ( 0.15)%(b)
                                                                                    =======                ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................  $ 5,181                $     2,415
Ratio of expenses to average net assets after waivers ............................ 0.60%( c)                      0.60%(a)(c)
Ratio of expenses to average net assets before waivers (Note 6) .................. 0.72%( c)                      0.79%(a)(c)
Ratio of net investment income to average net assets after waivers ............... 2.15%( c)                      2.45%(a)(c)
Ratio of net investment income to average net assets before waivers (Note 6) ..... 2.03%( c)                      2.26%(a)(c)
Portfolio turnover rate ..........................................................      31%                         17%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ..................................... $  0.02                 $      0.03


                                                                                    CLASS IB
                                                                ------------------------------------------------
                                                                    SIX MONTHS        YEAR ENDED DECEMBER 31,
                                                                       ENDED       -----------------------------
                                                                   JUNE 30, 2000
                                                                    (UNAUDITED)        1999           1998
                                                                ------------------ ------------ ----------------
Net asset value, beginning of period ..........................    $    12.34        $ 12.67       $   12.08
                                                                   ----------        -------       ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.13           0.24            0.22
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................        ( 0.47)          0.20            0.87
                                                                   ----------        -------       ---------
 Total from investment operations .............................        ( 0.34)          0.44            1.09
                                                                   ----------        -------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................            --          ( 0.25)        ( 0.22)
 Distributions from realized gains ............................        ( 0.24)         ( 0.52)        ( 0.28)
                                                                   ----------        --------      ---------
 Total dividends and distributions ............................        ( 0.24)         ( 0.77)        ( 0.50)
                                                                   ----------        --------      ---------
Net asset value, end of period ................................    $    11.76        $ 12.34       $   12.67
                                                                   ==========        ========      =========
Total return ..................................................        ( 2.81)%(b)       3.54%          9.11%
                                                                   ==========        ========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $  236,285        $273,031      $ 242,001
Ratio of expenses to average net assets after waivers .........          0.88%(a)        0.85%          0.85%(c)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................          0.90%(a)        0.97%          1.04%(c)
Ratio of net investment income to average net assets after
 waivers ......................................................          2.07%(a)        1.90%          2.20%(c)
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................          2.05%(a)        1.78%          2.01%(c)
Portfolio turnover rate .......................................            16%             31%            17%
 Effect of voluntary expense limitation during the period:
  (Note 6)
  Per share benefit to net investment income ..................    $       --        $  0.02       $    0.02



                                                                     CLASS IB
                                                                ------------------
                                                                   MAY 1, 1997*
                                                                        TO
                                                                 DECEMBER 31, 1997
                                                                ------------------
Net asset value, beginning of period ..........................     $   10.00
                                                                    ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.10
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................          2.11
                                                                    ---------
 Total from investment operations .............................          2.21
                                                                    ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................        ( 0.09)
 Distributions from realized gains ............................        ( 0.04)
                                                                    ---------
 Total dividends and distributions ............................        ( 0.13)
                                                                    ---------
Net asset value, end of period ................................     $   12.08
                                                                    =========
Total return ..................................................         22.11%(b)
                                                                    =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................     $  99,947
Ratio of expenses to average net assets after waivers .........          0.85%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................          1.74%(a)
Ratio of net investment income to average net assets after
 waivers ......................................................          2.49%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................          1.60%(a)
Portfolio turnover rate .......................................             9%
 Effect of voluntary expense limitation during the period:
  (Note 6)
  Per share benefit to net investment income ..................     $    0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO:


                                                                          CLASS IB
                                                                     ------------------
                                                                         SIX MONTHS
                                                                            ENDED
                                                                        JUNE 30, 2000
                                                                         (UNAUDITED)
                                                                     ------------------
Net asset value, beginning of period ...............................    $    14.42
                                                                        ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................................          0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ....................................        ( 0.85)
                                                                        ----------
 Total from investment operations ..................................        ( 0.83)
                                                                        ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............................            --
 Dividends in excess of net investment income ......................            --
 Distributions from realized gains .................................        ( 0.05)
 Distributions in excess of realized gains .........................            --
                                                                        ----------
 Total dividends and distributions .................................        ( 0.05)
                                                                        ----------
Net asset value, end of period .....................................    $    13.54
                                                                        ==========
Total return .......................................................        ( 5.74)%(b)
                                                                        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................................    $  243,707
Ratio of expenses to average net assets after waivers ..............          1.20%(a)
Ratio of expenses to average net assets before waivers (Note 6) ....          1.20%(a)
Ratio of net investment income to average net assets after waivers..          0.31%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) ..................................................          0.31%(a)
Portfolio turnover rate ............................................            22%
 Effect of voluntary expense limitation during the period:
  (Note 6)
  Per share benefit to net investment income .......................    $       --



                                                                                       CLASS IB
                                                                     --------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,     MAY 1, 1997*
                                                                     -------------------------         TO
                                                                         1999         1998      DECEMBER 31, 1997
                                                                     ------------ ------------ ------------------
Net asset value, beginning of period ...............................   $ 11.10      $  9.85       $    10.00
                                                                       -------      -------       ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................................      0.06         0.06             0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ....................................      3.46         1.28           ( 0.17)
                                                                       -------      -------       ----------
 Total from investment operations ..................................      3.52         1.34           ( 0.15)
                                                                       -------      -------       ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............................     ( 0.05)      ( 0.07)             --
 Dividends in excess of net investment income ......................         --       ( 0.02)             --
 Distributions from realized gains .................................         --           --              --
 Distributions in excess of realized gains .........................     ( 0.15)          --              --
                                                                       --------     --------      ----------
 Total dividends and distributions .................................     ( 0.20)      ( 0.09)             --
                                                                       --------     --------      ----------
Net asset value, end of period .....................................   $ 14.42      $ 11.10       $     9.85
                                                                       ========     ========      ==========
Total return .......................................................      31.92%       13.68%         ( 1.49)%(b)
                                                                       ========     ========      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................................   $214,899     $134,653      $   69,572
Ratio of expenses to average net assets after waivers ..............       1.20%        1.20%           1.20%(a)
Ratio of expenses to average net assets before waivers (Note 6) ....       1.29%        1.40%           2.56%(a)
Ratio of net investment income to average net assets after waivers..       0.51%        0.67%           0.45%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) ..................................................       0.42%        0.47%         ( 0.91)%(a)
Portfolio turnover rate ............................................         25%          22%             17%
 Effect of voluntary expense limitation during the period:
  (Note 6)
  Per share benefit to net investment income .......................   $  0.01      $  0.02       $     0.05

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO:



                                                                                          CLASS IA
                                                                                   ----------------------
                                                                                         SIX MONTHS
                                                                                            ENDED
                                                                                        JUNE 30, 2000
                                                                                         (UNAUDITED)
                                                                                   ----------------------
Net asset value, beginning of period .............................................     $     10.76
                                                                                       -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................            0.07
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................          ( 0.80)
                                                                                       -----------
 Total from investment operations ................................................          ( 0.73)
                                                                                       -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................              --
 Return of capital distributions .................................................              --
                                                                                       -----------
 Total dividends and distributions ...............................................              --
                                                                                       -----------
Net asset value, end of period ...................................................     $     10.03
                                                                                       ===========
Total return .....................................................................          ( 6.76)%(b)
                                                                                       ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................     $     2,761
Ratio of expenses to average net assets after waivers ............................            0.78%(a)(c)
Ratio of expenses to average net assets before waivers (Note 6) ..................            0.78%(a)(c)
Ratio of net investment income to average net assets after waivers ...............            1.51%(a)(c)
Ratio of net investment income to average net assets before waivers (Note 6) .....            1.51%(a)(c)
Portfolio turnover rate ..........................................................              67%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................     $        --



                                                                                                    CLASS IA
                                                                                   ------------------------------------------
                                                                                                         NOVEMBER 24, 1998*
                                                                                        YEAR ENDED               TO
                                                                                    DECEMBER 31, 1999     DECEMBER 31, 1998
                                                                                   ------------------- ----------------------
Net asset value, beginning of period .............................................     $   10.59           $     10.40
                                                                                       ---------           -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................          0.03                  0.03
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................          0.19                 0.23 +
                                                                                       ---------           -----------
 Total from investment operations ................................................          0.22                  0.26
                                                                                       ---------           -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................        ( 0.05)               ( 0.06)
 Return of capital distributions .................................................            --                ( 0.01)
                                                                                       ---------           -----------
 Total dividends and distributions ...............................................        ( 0.05)               ( 0.07)
                                                                                       ---------           -----------
Net asset value, end of period ...................................................     $   10.76           $     10.59
                                                                                       =========           ===========
Total return .....................................................................          2.07%                 2.63%(b)
                                                                                       =========           ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................     $   2,339           $       747
Ratio of expenses to average net assets after waivers ............................          0.75%(c)              0.75%(a)(c)
Ratio of expenses to average net assets before waivers (Note 6) ..................          0.84%(c)              0.92%(a)(c)
Ratio of net investment income to average net assets after waivers ...............          0.40%(c)              0.72%(a)(c)
Ratio of net investment income to average net assets before waivers (Note 6) .....          0.32%(c)              0.55%(a)(c)
Portfolio turnover rate ..........................................................           192%                  111%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................     $    0.01           $      0.17


                                                                            CLASS IB
                                                                     ----------------------
                                                                           SIX MONTHS
                                                                              ENDED
                                                                          JUNE 30, 2000
                                                                           (UNAUDITED)
                                                                     ----------------------
Net asset value, beginning of period ...............................     $     10.78
                                                                         -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................................            0.06
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ....................................          ( 0.81)
                                                                         -----------
 Total from investment operations ..................................          ( 0.75)
                                                                         -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............................              --
 Distributions in excess of realized gains .........................              --
 Return of capital distributions ...................................              --
                                                                         -----------
 Total dividends and distributions .................................              --
                                                                         -----------
Net asset value, end of period .....................................     $     10.03
                                                                         ===========
Total return .......................................................          ( 6.93)%
                                                                         ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................................     $   127,618
Ratio of expenses to average net assets after waivers ..............            1.03%(a)(c)
Ratio of expenses to average net assets before waivers (Note 6) ....            1.03%(a)(c)
Ratio of net investment income to average net assets after waivers..            1.19%(a)(c)
Ratio of net investment income to average net assets before
 waivers (Note 6) ..................................................            1.19%(a)(c)
Portfolio turnover rate ............................................              67%
 Effect of voluntary expense limitation during the period:
  (Note 6)
  Per share benefit to net investment income .......................     $        --



                                                                                           CLASS IB
                                                                     -----------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,          MAY 1, 1997*
                                                                     ----------------------------------         TO
                                                                           1999              1998        DECEMBER 31, 1997
                                                                     ---------------- ----------------- ------------------
Net asset value, beginning of period ...............................    $   10.61        $    11.85        $    10.00
                                                                        ---------        ----------        ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................................         0.02              0.05              0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ....................................         0.17            ( 1.24)             1.90
                                                                        ---------        ----------        ----------
 Total from investment operations ..................................         0.19            ( 1.19)             1.91
                                                                        ---------        ----------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............................       ( 0.02)           ( 0.04)           ( 0.01)
 Distributions in excess of realized gains .........................           --                --            ( 0.05)
 Return of capital distributions ...................................           --            ( 0.01)               --
                                                                        ---------        ----------        ----------
 Total dividends and distributions .................................       ( 0.02)           ( 0.05)           ( 0.06)
                                                                        ---------        ----------        ----------
Net asset value, end of period .....................................    $   10.78        $    10.61        $    11.85
                                                                        =========        ==========        ==========
Total return .......................................................         1.80%           (10.02)%           19.15%(b)
                                                                        =========        ==========        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................................    $ 149,618        $  166,746        $  120,880
Ratio of expenses to average net assets after waivers ..............         1.00%(c)          1.00%(c)          1.00%(a)
Ratio of expenses to average net assets before waivers (Note 6) ....         1.09%(c)          1.17%(c)          1.70%(a)
Ratio of net investment income to average net assets after waivers..         0.21%(c)          0.47%(c)          0.26%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) ..................................................         0.12%(c)          0.30%(c)        ( 0.44)%(a)
Portfolio turnover rate ............................................          192%              111%               44%
 Effect of voluntary expense limitation during the period:
  (Note 6)
  Per share benefit to net investment income .......................    $    0.02        $     0.02        $     0.03



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

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Concluded)

---------
*     Commencement of Operations

**    Commenced operations on January 1, 1998.

***   Commenced operations on January 1, 1999.

+ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.


(a)        Annualized

(b)        Total return is not annualized.

(c) Reflects overall fund ratios for investment income and non-class specific expense.

(d) On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.

(e) Net investment income and capital changes per share are based on monthly average shares outstanding.


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